Registration No. 333-112626

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 22

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 125 ☒

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Transitions Select SM Variable Annuity

This prospectus describes an individual deferred variable annuity contract offered by Massachusetts Mutual Life Insurance Company. The contract may not be available in all states. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis. Certain features of this contract involve payment of a credit. If you elect any of these features, your contract expenses may be higher with the feature, than without them. The amount of any credits may be more than offset by the charges for your elected features.

You, the contract owner, have a number of investment choices in this contract. These investment choices include various fixed account choices as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4. The number of investment choices may be restricted if you elect certain additional features.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

•	Ivy Funds VIP Asset Strategy

MML Series Investment Fund

•	MML Aggressive Allocation Fund
•	MML American Funds® Core Allocation Fund
•	MML American Funds® Growth Fund
•	MML American Funds® International Fund
•	MML Balanced Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Conservative Allocation Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Focused Equity Fund
•	MML Foreign Fund
•	MML Fundamental Growth Fund
•	MML Fundamental Value Fund
•	MML Global Fund
•	MML Growth Allocation Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Managed Volatility Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Moderate Allocation Fund
•	MML PIMCO Total Return Fund
•	MML Small Cap Growth Equity Fund
•	MML Small/Mid Cap Value Fund
•	MML Small Company Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML China Fund
•	MML Equity Fund
•	MML High Yield Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Short-Duration Bond Fund
•	MML Small Cap Equity Fund
•	MML Strategic Emerging Markets Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Capital Income Fund/VA**
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA*

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

*	Unavailable in contracts issued on or after 1/19/2008.
**	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2013. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 70 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

This prospectus is not an offer to sell the contract in any jurisdiction where it is illegal to offer the contract nor is it an offer to sell to anyone to whom it is illegal to offer the contract.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Effective May 1, 2013

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

2008 Version	4

Accumulation Phase	4

Accumulation Unit	21

Age	12

Annuitant	11

Annuity Date	33

Annuity Options	35

Annuity Payments	34

Annuity Unit Value	34

Benefit Base	116

Claims-Paying Ability	69

Contract Anniversary	37

Free Withdrawals	32

GMIB Value	109

Income Base	52

Income Phase	33

Interest Rate Factor Adjustment	20

Non-Qualified	58

Pre-2008 Version	4

Purchase Payment	12

Qualified	58

Separate Account	16

Page

Service Center	4

Tax Deferral	5

Window Period	20

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/loginsc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Overview

2008 and Pre-2008 Versions of the Transitions Select Contract.  This prospectus describes two versions of the Transitions Select contract: the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). The primary differences are disclosed in the following sections: “Table of Fees and Expenses,” “Appendix F – Funds” and “Appendix G – Funds.” Additionally, the expenses for funds offered in the 2008 Version are generally higher than for the funds in the Pre-2008 Version. See “Table of Fees and Expenses – Annual Fund Operating Expenses.”

The following is intended as a summary. Please read each section of this prospectus for additional detail.

This annuity is a contract between “you,” the owner and “us,” Massachusetts Mutual Life Insurance Company. The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate. This date must be at least 5 years (13 months for contracts issued in New York) from when you purchase the contract.

The contract, like all deferred annuity contracts, has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase you can apply purchase payments to your contract and we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase. Subject to certain restrictions you may participate in both phases simultaneously if you apply a portion of your contract value to an annuity option.

Contract Type.  The contract described in this prospectus is an individual deferred variable annuity. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.

The Prospectus and the Contract.  The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your contract. Certain non-material provisions of your contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your contract for specific variations since any such state variation will be included in your contract or in riders or endorsements attached to your contract.

Additional Features.  The following are additional features that may be available to you through the contract for an additional charge or a credit: MassMutual Lifetime Income Protector; Guaranteed Minimum Accumulation Benefit (GMAB); Additional Death Benefit Features; Nine Year Contingent Deferred Sales Charge Feature; 10%/20% Free Withdrawal Feature; Nursing Home Waiver Benefit; Electronic Document Delivery Credit; and Case Size Credit. For details including terms, restrictions and participation rules, see “Additional Features.”

Death Benefits.  The contract offers three death benefit features during the accumulation phase: the Basic Death Benefit; the Annual Ratchet Death Benefit (for an additional charge); and the Contract Value Death Benefit. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit,” “Additional Features” and “Income Phase.”

Annuity Options.  We make annuity payments based on the annuity option you elect. Subject to certain restrictions, you may elect among a number of features when you elect an annuity option. These features include but are not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices.  The contract is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and various fixed accounts. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed accounts. The number of investment choices may be restricted if you elect certain additional features. See “Investment Choices,” “Additional Features,” “Appendix F – Funds,” “Appendix G – Funds” and “Appendix K.”

Withdrawals.  Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated. Income taxes, tax penalties, a contingent deferred sales charge, and any applicable interest rate factor adjustment may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge,” “Appendix B – Long-Term Guarantee Fixed Account Interest Rate Factor Adjustment” and “Taxes.”

Withdrawals reduce the value of the contract’s death benefit. Withdrawals also reduce the value of any Guaranteed Minimum Accumulation Benefit or Guaranteed Minimum Income Benefit. Withdrawals taken prior to the Guaranteed Lifetime Withdrawal Date or in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the value of any Guaranteed Minimum Withdrawal Benefit. Excess withdrawals will reduce the value of any MassMutual Lifetime Income Protector benefit. We describe the impact of withdrawals under each feature’s section in “Additional Features” and “Appendix K.”

Transfers.  Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”

Fees.  Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral.  You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Contract.  You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”

Our Claims-Paying Ability.  Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum
Transfer Fee
During the Accumulation Phase	$0	12 free transfers per calendar year, thereafter, $20 per transfer.
Contingent Deferred Sales Charge (as a percentage of amount withdrawn or applied to an annuity option)

Standard	7%[1]	7%[1]
Optional Nine Year (credit provided if elected)	8%[1]	8%[1]

1 Contingent Deferred Sales Charge Schedules

Standard
Contract Year			1	2	3	4	5	6	7	8 and later

Percentage			7%	7%	7%	6%	5%	4%	3%	0%

Optional Nine Year (credit provided if elected)
Contract Year	1	2	3	4	5	6	7	8	9	10 or later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you select.

Periodic Contract Charges

	Current	Maximum
Annual Contract Maintenance Charge	$40[2]	$60[2]

Separate Account Annual Expenses

(as a percentage of average account value in the separate account)

Mortality and Expense Risk Charge	1.00%	1.70%

Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.15%	1.95%

2 Currently waived if contract value is $100,000 or greater when we are to assess the charge.

Charges for Additional Features

	Current Charge	Maximum Charge

MassMutual Lifetime Income Protector

Available to contracts issued on or after 1/11/2010	0.95% of current income base	1.95% of current income base

Annual Ratchet Death Benefit	0.40% of contract value[3]	0.90% of contract value[3]

Guaranteed Minimum Accumulation Benefit

Available to contracts issued on or after 5/1/2010	0.95% of contract value[3]	1.00% of contract value[3]

Available to contracts issued on or after 9/1/2006 and prior to 5/1/2010	0.45% of contract value[3]	1.00% of contract value[3]

Available to contracts issued prior to 9/1/2006	0.35% of contract value[3]	1.00% of contract value[3]

10%/20% Free Withdrawal Feature	0.25% of contract value[3]	0.35% of contract value[3]

Nursing Home Waiver Benefit	0.05% of contract value[3]	0.10% of contract value[3]

Charges for Additional Features Unavailable to New Sales

	Current Charge	Maximum Charge

Guaranteed Minimum Income Benefit

MassMutual Guaranteed Income Plus 5 (2008 and Pre-2008 Versions “GMIB 5”)	0.65% of current GMIB value	1.50% of current GMIB value

MassMutual Guaranteed Income Plus 6 (2008 and Pre-2008 Versions “GMIB 6”)	0.80% of current GMIB value	1.50% of current GMIB value

Basic GMIB	0.60% of contract value[3]	1.25% of contract value[3]

Guaranteed Minimum Withdrawal Benefit/ MassMutual Lifetime Payment Plus

Single Life	0.60% of current benefit base	1.50% of current benefit base

Joint Life	0.85% of current benefit base	1.50% of current benefit base

Equalizer Benefit	0.50% of contract value[3]	0.60% of contract value[3]

3 In the first contract year, the charge is a percentage of your purchase payments. On the last day of your first contract year and on the last day of each contract year thereafter, the annual charge is a percentage of your contract value on that date.

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Annual Fund Operating Expenses

2008 Version:  for contracts applied for on or after 9/8/2008, subject to state availability

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the lowest and highest total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2012 (before any waivers or reimbursements). More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus. Current or future expenses may be higher or lower than those shown.

Charge	Lowest	Highest
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.52%	2.16%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2012 (before any waivers or reimbursements).

Investment Management Fees and Other Expenses

Fund Name	Management Fee	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	0.56%	0.08%	0.25%	—		0.89%
ING Clarion Global Real Estate Portfolio (Class S)	0.79%	0.21%	0.25%	—		1.25%	[1]
Invesco V. I. Diversified Dividend Fund (Series II)	0.51%	0.17%	0.25%	—		0.93%	[2]
Invesco V. I. Global Health Care Fund (Series II)	0.75%	0.38%	0.25%	—		1.38%	[2]
Invesco V. I. Technology Fund (Series II)	0.75%	0.41%	0.25%	—		1.41%	[2]
Ivy Funds VIP Asset Strategy	0.69%	0.07%	0.25%	—		1.01%
MML Aggressive Allocation Fund (Service Class)	0.10%	0.10%	0.25%	0.84%	[3]	1.29%
MML American Funds® Core Allocation Fund (Service Class I)	0.20%	0.28%	0.25%	0.38%	[3]	1.11%
MML American Funds® Growth Fund (Service Class I)[4]	0.48%	0.36%	0.25%	—		1.09%	[5]
MML American Funds® International Fund (Service Class I)[6]	0.65%	0.43%	0.25%	—		1.33%	[7]
MML Balanced Allocation Fund (Service Class)	0.10%	0.03%	0.25%	0.69%	[3]	1.07%
MML Blend Fund (Service Class)	0.42%	0.04%	0.25%	—		0.71%
MML Blue Chip Growth Fund (Service Class)	0.75%	0.05%	0.25%	—		1.05%
MML China Fund (Service Class I)	1.05%	0.86%	0.25%	—		2.16%	[8]
MML Conservative Allocation Fund (Service Class)	0.10%	0.03%	0.25%	0.66%	[3]	1.04%
MML Equity Fund (Service Class)	0.41%	0.03%	0.25%	—		0.69%
MML Equity Income Fund (Service Class)	0.75%	0.04%	0.25%	—		1.04%
MML Equity Index Fund (Service Class I)	0.10%	0.35%	0.25%	—		0.70%
MML Focused Equity Fund (Service Class I)	0.75%	0.15%	0.25%	—		1.15%
MML Foreign Fund (Service Class)	0.89%	0.08%	0.25%	—		1.22%
MML Fundamental Growth Fund (Service Class I)	0.70%	0.17%	0.25%	—		1.12%	[9]
MML Fundamental Value Fund (Service Class I)	0.65%	0.15%	0.25%	—		1.05%
MML Global Fund (Service Class I)	0.60%	0.38%	0.25%	—		1.23%	[10]

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Growth & Income Fund (Service Class)	0.50%		0.08%		0.25%	—		0.83%
MML Growth Allocation Fund (Service Class)	0.10%		0.02%		0.25%	0.78%	[3]	1.15%
MML High Yield Fund (Service Class I)	0.60%		0.26%		0.25%	—		1.11%	[11]
MML Income & Growth Fund (Service Class)	0.65%		0.07%		0.25%	—		0.97%
MML Inflation-Protected and Income Fund (Service Class)	0.55%		0.26%		0.25%	—		1.06%
MML Large Cap Growth Fund (Service Class)	0.65%		0.05%		0.25%	—		0.95%
MML Managed Bond Fund (Service Class)	0.39%		0.01%		0.25%	—		0.65%
MML Managed Volatility Fund (Service Class)[12]	0.75%		0.06%		0.25%	—		1.06%
MML Mid Cap Growth Fund (Service Class)	0.77%		0.05%		0.25%	—		1.07%
MML Mid Cap Value Fund (Service Class)	0.84%		0.06%	[13]	0.25%	—		1.15%
MML Moderate Allocation Fund (Service Class)	0.10%		0.02%		0.25%	0.72%	[3]	1.09%
MML Money Market Fund (Initial Class)	0.47%	[14]	0.05%		—	—		0.52%
MML PIMCO Total Return Fund (Service Class I)	0.50%		0.22%		0.25%	—		0.97%	[15]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.18%		0.25%	—		0.83%	[16]
MML Small Cap Equity Fund (Service Class)[17]	0.65%		0.17%		0.25%	—		1.07%
MML Small Cap Growth Equity Fund (Service Class)	1.03%		0.07%	[13]	0.25%	—		1.35%
MML Small Company Value Fund (Service Class I)	0.85%		0.32%		0.25%	0.03%	[3]	1.45%	[18]
MML Small/Mid Cap Value Fund (Service Class)	0.75%		0.06%		0.25%	—		1.06%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.58%		0.25%	—		1.88%	[19]
Oppenheimer Capital Appreciation Fund/VA (Service)	0.69%		0.12%		0.25%	—		1.06%	[20]
Oppenheimer Capital Income Fund/VA (Service)[21]	0.74%		0.17%		0.25%	0.01%		1.17%	[22]
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service)[23]	0.72%		0.13%		0.25%	—		1.10%	[24]
Oppenheimer Global Fund/VA (Service)[25]	0.63%		0.13%		0.25%	—		1.01%	[26]
Oppenheimer Global Strategic Income Fund/VA (Service)	0.58%	[27]	0.14%		0.25%	0.06%		1.03%	[28]
Oppenheimer International Growth Fund/VA (Service)	0.97%		0.16%		0.25%	—		1.38%	[29]
Oppenheimer Main Street Fund®/VA (Service)	0.66%		0.12%		0.25%	—		1.03%	[30]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%		0.11%	[31]	0.25%	0.14%	[32]	1.24%	[33,34]

1. The adviser is contractually obligated to limit expenses to 1.15% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2014. The management fee waiver will only renew if the adviser elects to renew it.

2. The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

3. Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

4 . Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.34%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%. For a description of the Master Growth Fund, please see the MML American Funds® Growth Fund’s prospectus.

5. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.05%.

6. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.39%. The Master International Fund has a management fee of 0.50% and other expenses of 0.04%. For a description of the Master International Fund, please see the MML American Funds® International Fund’s prospectus.

7. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

8. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

9. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.10%.

10. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.15%.

11. MassMutual has contractually agreed to (i) waive 0.10% of its management fees for the Fund through April 30, 2014, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%.

12. Formerly known as MML Large Cap Value Fund.

13. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

14. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund’s Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

15. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%.

17. Formerly known as MML Small/Mid Cap Equity Fund.

18. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses (other than the items listed above) would be 1.40%.

19. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

20. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

21. Formerly known as Oppenheimer Balanced Fund/VA. This fund is unavailable in contracts/certificates issued on or after May 1, 2009 and if issued prior to this date, no new money may be allocated to this fund via purchase payments or transfers.

22. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.92% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

23. Formerly known as Oppenheimer Small- & Mid-Cap Growth Fund/VA.

24. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

25. Formerly known as Oppenheimer Global Securities Fund/VA.

26. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.25% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

27. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary (The Subsidiary is described in the Fund’s prospectus.). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board of Trustees.

28. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration and the Master Funds.

29. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.25% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

30. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

31. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

32. PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

33. Total Annual Portfolio Operating Expenses excluding interest expense are 1.13%.

34. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense are 0.99%.

Annual Fund Operating Expenses

Pre-2008 Version:  for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the lowest and highest total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2012 (before any waivers or reimbursements). More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus. Current or future expenses may be higher or lower than those shown.

Charge	Lowest	Highest
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.40%	2.16%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2012 (before any waivers or reimbursements).

Investment Management Fees and Other Expenses

Fund Name	Management Fee	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%	0.08%	—	—		0.64%
ING Clarion Global Real Estate Portfolio (Class S)	0.79%	0.21%	0.25%	—		1.25%	[1]
Invesco V. I. Diversified Dividend Fund (Series I)	0.51%	0.17%	—	—		0.68%	[2]
Invesco V. I. Global Health Care Fund (Series I)	0.75%	0.38%	—	—		1.13%	[2]
Invesco V. I. Technology Fund (Series I)	0.75%	0.41%	—	—		1.16%	[2]
Ivy Funds VIP Asset Strategy	0.69%	0.07%	0.25%	—		1.01%
MML Aggressive Allocation Fund (Initial Class)	0.10%	0.10%	—	0.84%	[3]	1.04%
MML American Funds® Core Allocation Fund (Service Class I)	0.20%	0.28%	0.25%	0.38%	[3]	1.11%
MML American Funds® Growth Fund (Service Class I)[4]	0.48%	0.36%	0.25%	—		1.09%	[5]
MML American Funds® International Fund (Service Class I)[6]	0.65%	0.43%	0.25%	—		1.33%	[7]
MML Balanced Allocation Fund (Initial Class)	0.10%	0.03%	—	0.69%	[3]	0.82%
MML Blend Fund (Initial Class)	0.42%	0.04%	—	—		0.46%
MML Blue Chip Growth Fund (Initial Class)	0.75%	0.05%	—	—		0.80%
MML China Fund (Service Class I)	1.05%	0.86%	0.25%	—		2.16%	[8]
MML Conservative Allocation Fund (Initial Class)	0.10%	0.03%	—	0.66%	[3]	0.79%
MML Equity Fund (Initial Class)	0.41%	0.03%	—	—		0.44%
MML Equity Income Fund (Initial Class)	0.75%	0.04%	—	—		0.79%
MML Equity Index Fund (Class I)	0.10%	0.35%	—	—		0.45%
MML Focused Equity Fund (Service Class I)	0.75%	0.15%	0.25%	—		1.15%
MML Foreign Fund (Initial Class)	0.89%	0.08%	—	—		0.97%

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Fundamental Growth Fund (Service Class I)	0.70%		0.17%		0.25%	—		1.12%	[9]
MML Fundamental Value Fund (Service Class I)	0.65%		0.15%		0.25%	—		1.05%
MML Global Fund (Class I)	0.60%		0.38%		—	—		0.98%	[10]
MML Growth & Income Fund (Initial Class)	0.50%		0.08%		—	—		0.58%
MML Growth Allocation Fund (Initial Class)	0.10%		0.02%		—	0.78%	[3]	0.90%
MML High Yield Fund (Service Class I)	0.60%		0.26%		0.25%	—		1.11%	[11]
MML Income & Growth Fund (Initial Class)	0.65%		0.07%		—	—		0.72%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.26%		—	—		0.81%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.05%		—	—		0.70%
MML Managed Bond Fund (Initial Class)	0.39%		0.01%		—	—		0.40%
MML Managed Volatility Fund (Initial Class)[12]	0.75%		0.06%		—	—		0.81%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.05%		—	—		0.82%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.06%	[13]	—	—		0.90%
MML Moderate Allocation Fund (Initial Class)	0.10%		0.02%		—	0.72%	[3]	0.84%
MML Money Market Fund (Initial Class)	0.47%	[14]	0.05%		—	—		0.52%
MML PIMCO Total Return Fund (Service Class I)	0.50%		0.22%		0.25%	—		0.97%	[15]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.18%		0.25%	—		0.83%	[16]
MML Small Cap Equity Fund (Initial Class)[17]	0.65%		0.17%		—	—		0.82%
MML Small Cap Growth Equity Fund (Initial Class)	1.03%		0.07%	[13]	—	—		1.10%
MML Small Company Value Fund (Service Class I)	0.85%		0.32%		0.25%	0.03%	[3]	1.45%	[18]
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.06%		—	—		0.81%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.58%		0.25%	—		1.88%	[19]
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.69%		0.12%		—	—		0.81%	[20]
Oppenheimer Capital Income Fund/VA (Non-Service)[21]	0.74%		0.16%		—	0.01%		0.91%	[22]
Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)[23]	0.72%		0.13%		—	—		0.85%	[24]
Oppenheimer Global Fund/VA (Non-Service)[25]	0.63%		0.13%		—	—		0.76%	[26]
Oppenheimer Global Strategic Income Fund/VA (Non-Service)	0.58%	[27]	0.14%		—	0.06%		0.78%	[28]
Oppenheimer International Growth Fund/VA (Non-Service)	0.97%		0.16%		—	—		1.13%	[29]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.66%		0.12%		—	—		0.78%	[30]
Oppenheimer Money Fund/VA (Non-Service)[31]	0.45%		0.17%		—	—		0.62%	[32]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%		0.11%	[33]	0.25%	0.14%	[34]	1.24%	[35,36]

1. The adviser is contractually obligated to limit expenses to 1.15% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2014. The management fee waiver will only renew if the adviser elects to renew it.

2. The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

3. Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

4. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.34%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%. For a description of the Master Growth Fund, please see the MML American Funds® Growth Fund’s prospectus.

5. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.05%.

6. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.39%. The Master International Fund has a management fee of 0.50% and other expenses of 0.04%. For a description of the Master International Fund, please see the MML American Funds® International Fund’s prospectus.

7. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

8. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

9. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.10%.

10. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

11. MassMutual has contractually agreed to (i) waive 0.10% of its management fees for the Fund through April 30, 2014, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%.

12. Formerly known as MML Large Cap Value Fund.

13. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

14. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund’s Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

15. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%.

17. Formerly known as MML Small/Mid Cap Equity Fund.

18. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses (other than the items listed above) would be 1.40%.

19. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

20. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

21. Formerly known as Oppenheimer Balanced Fund/VA. This fund is unavailable in contracts/certificates issued on or after May 1, 2009 and if issued prior to this date, no new money may be allocated to this fund via purchase payments or transfers.

22. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.67% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

23. Formerly known as Oppenheimer Small- & Mid-Cap Growth Fund/VA.

24. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

25. Formerly known as Oppenheimer Global Securities Fund/VA.

26. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

27. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary (The Subsidiary is described in the Fund’s prospectus.). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board of Trustees.

28. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration and the Master Funds.

29. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

30. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

31. This fund is unavailable in contracts/certificates issued on or after January 19, 2008.

32. The manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.50%.

33. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

34. PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

35. Total Annual Portfolio Operating Expenses excluding interest expense are 1.13%.

36. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense are 0.99%.

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Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. Currently the income phase is not available until 5 years (13 months for contracts issued in New York) after you purchase your contract.

Both Example I and Example II assume:

•	that your contract is the 2008 Version,
•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that you elected the 10%/20% Free Withdrawal Feature, the Nursing Home Waiver Benefit, the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit,
•	that the maximum fees and expenses in the “Table of Fees and Expenses” apply (including total separate account annual expenses of 1.95%), and
•	that you selected one of two sub-accounts 1) the one that invests in the Asset Allocation Fund with the highest total operating expenses, or 2) the one that invests in the Asset Allocation Fund with the lowest total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with highest total operating expenses	$1,172	$2,180	$3,091	$5,341	$545	$1,628	$2,701	$5,341
Sub-account with lowest total operating expenses	$1,165	$2,161	$3,062	$5,289	$538	$1,608	$2,670	$5,289

Examples Using Current Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. Currently the income phase is not available until 5 years (13 months for contracts issued in New York) after you purchase your contract.

Both Example I and Example II assume:

•	that your contract is the 2008 Version,
•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that you elected the 10%/20% Free Withdrawal Feature, the Nursing Home Waiver Benefit, the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit,
•	that the current fees and expenses in the “Table of Fees and Expenses” apply (including total separate account annual expenses of 1.15%), and
•	that you selected one of two sub-accounts 1) the one that invests in the Asset Allocation Fund with the highest total operating expenses, or 2) the one that invests in the Asset Allocation Fund with the lowest total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with highest total operating expenses	$1,031	$1,773	$2,433	$4,130	$394	$1,194	$2,011	$4,130
Sub-account with lowest total operating expenses	$1,025	$1,754	$2,402	$4,070	$387	$1,173	$1,978	$4,070

The examples using current expenses reflect the annual contract maintenance charge of $40 as an annual charge of 0.03%. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.04%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

There is information concerning compensation payments we make to sales representatives in connection with the sale of the contracts in “Other Information – Distribution.”

The Company

In this prospectus, “we,” “us,” “our” and “the Company” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, and mutual funds to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). We will not issue a contract to you if you have passed age 90 (age 85 for contracts issued in New York and Oklahoma) as of the date we proposed to issue the contract. The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker-dealers. You should discuss this with your registered representative.

As the owner of the contract, you exercise all rights under the contract. On and after the annuity date, you continue as the owner. You may change the owner of a non-qualified contract at any time prior to the annuity date by written request. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. Changing the owner may result in tax consequences. If you are participating in MassMutual Lifetime Income Protector or MassMutual Lifetime Payment Plus, changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate the feature.

If your contract is non-qualified and owned by a non-natural person, the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. Before purchasing a contract to be owned by a non-natural person or before changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Joint Owner

Non-qualified contracts can be owned by joint owners. We will use the age of the oldest joint owner to determine all applicable benefits under the contract. We will not issue a contract to you if either proposed joint owner has passed age 90 (age 85 for contracts issued in New York and Oklahoma) as of the date we propose to issue the contract. If a joint owner dies, we will treat the surviving joint owner as the primary beneficiary. We will treat any other beneficiary designation at the time of death as a contingent beneficiary. Unless otherwise indicated in the prospectus, we require the signatures of both the joint owners for all transactions if there are joint owners.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed age 90 (age 85 for contracts issued in New York and Oklahoma) as of the date we proposed to issue the contract. You may change the annuitant before the annuity date subject to our approval. However, the annuitant may not be changed on a contract owned by a non-natural person unless the contract was issued under a plan pursuant to IRS Code Section 401(a), 408(a), 408(b) or 408A. We will use the age of the annuitant to determine all applicable benefits under a contract owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If you are participating in MassMutual Lifetime Income Protector or MassMutual Lifetime Payment Plus, changes to the beneficiary may reduce the value of the benefit.

If you are married and your contract is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

A surviving spouse who is the sole primary beneficiary under a contract that is either non-qualified or held as a traditional or Roth IRA may elect a lump sum payment of the death benefit, apply the death benefit to an annuity option or continue the contract. Generally, if the contract is continued then: 1) the initial value will equal the death benefit amount; 2) all applicable contract features and benefits will be in the surviving spouse’s name; and 3) the surviving spouse will exercise all of the contract owner’s rights under the contract. Exceptions are as follows: a) if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age then the contract cannot be continued and b) if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature then the feature is not available for continuance. We further limit the surviving spouse’s rights applicable to continuing MassMutual Lifetime Income Protector and MassMutual Lifetime Payment Plus. See “Additional Features – MassMutual Lifetime Income Protector – Payment of the Contract’s Death Benefit and MassMutual Lifetime Income Protector” and “Appendix K – MassMutual Lifetime Payment Plus – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.” An election to continue the contract can only be made once while the contract is in effect.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

Purchase Payments

Minimum Purchase Payment.  The minimum amount we accept for your initial purchase payment is $3,000 for qualified contracts and $5,000 for non-qualified contracts. If you elect MassMutual Lifetime Income Protector when we issue your contract, the minimum amount we accept for your initial purchase payment is $25,000.

Effective March 25, 2009, if you applied for a non-qualified or qualified contract with an election of the Guaranteed Minimum Income Benefit 5 (GMIB 5) or a Guaranteed Minimum Withdrawal Benefit (GMWB) “MassMutual Lifetime Payment Plus,” the minimum amount we accepted for your initial purchase payment was $25,000. The GMIB 5 and GMWB are not available in contracts we currently issue.

These amounts may vary by state.

Additional Purchase Payments.  You can make additional purchase payments to your contract. However, additional purchase payments of less than $250 are subject to our approval.

Maximum Purchase Payments.  For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For all contracts with an election of MassMutual Lifetime Income Protector, we reserve the right to limit total purchase payments after the first contract year to $100,000.

For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1.5 million up to age 75; or

•	$500,000 if older than age 75 or if the owner is a non-natural person.

These amounts may vary by state.

If there are joint owners, age refers to the oldest joint owner. Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Purchase Payment Delivery.  You may submit your initial purchase payment, along with your completed application, by giving them to your registered representative. You can make additional purchase payments:

•	by mailing your check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Transitions Select

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Transitions Select

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making subsequent purchase payments to your contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

General Overview.  When you purchase your contract, we will apply your purchase payment among the investment choices according to the allocation instructions you provide. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record.

If you own the contract with a joint owner, we will accept allocation instructions from either you or the joint owner, unless we are instructed otherwise.

We reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed accounts) at any one time in the event administrative burdens require such a limitation.

If you are participating in a transfer program, Asset Allocation Program, Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector, allocation restrictions apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix K – Guaranteed Minimum Income Benefit,” “Appendix K – Guaranteed Minimum Withdrawal Benefit” and “Additional Features – MassMutual Lifetime Income Protector.”

The Fixed Account and the Long-Term Guarantee Fixed Accounts.  For contracts issued after December 30, 2011, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

If you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector, you cannot make allocations to The Fixed Account or to the Long-Term Guarantee Fixed Accounts. We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account or the Long-Term Guarantee Fixed Accounts.

We will only exercise our right to discontinue access to The Fixed Account and the Long-Term Guarantee Fixed Accounts if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.

Applying Purchase Payments.  Once we receive your initial purchase payment and the necessary information at our Service Center or lockbox, we will issue your contract and apply your initial purchase payment within 2 business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or obtain your permission to keep it until we receive all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them and all necessary information at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement.

Remember that if you replace a policy or contract with another policy or contract, you might have to pay a surrender charge on the replaced policy or contract, and there may be a new surrender charge period for the new policy or contract. In addition, other charges may be higher (or lower) and the benefits may be different.

If you purchase the contract described in this prospectus in exchange for an existing policy or contract from another company, we may not receive your initial purchase payment from the other company for a substantial period of time after we receive your signed application.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Is a Variable Annuity Right for You?

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. Variable annuities also have risks and there are charges for the benefits and advantages. Because variable annuities are complex, you should consider a number of things to determine whether a variable annuity is a suitable investment for you. We have listed some of these considerations below.

1)	Given your assets and income, can you afford to make the initial and any subsequent purchase payments and leave them in the contract for the long-term?

2)	Do you understand how the contract works? Are the benefits such as tax deferral and future annuity payments useful for your financial plan? For example, are you in a tax bracket where you will benefit from tax deferral?

3)	Variable annuities are intended for investors with a long-term investment horizon. So, for example, if you are an older person a variable annuity may not be suitable for you.

4)	Do you understand what the charges are and how they will impact your contract value over time?

5)	Do you understand your investment choices?

6)	Are you willing to tolerate the market fluctuations of your investment choices?

7)	If you are replacing your current annuity contract by purchasing the proposed variable annuity contract, you should carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract. Do you understand what benefits of your existing annuity contract you may be forfeiting? See “Replacement of Life Insurance or Annuities.”

8)	Are you purchasing the variable annuity contract with the intention to make frequent fund transfers? If you are, you should not purchase a variable annuity contract. See “Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity.”

9)	You should understand what, if any, compensation your registered representative is receiving for selling this variable annuity contract. See “Other Information – Distribution.”

10)	If you are considering a variable annuity to fund a tax-qualified plan you should know that tax deferral is automatically provided by tax-qualified retirement plans. Therefore, you would want the variable annuity only for its other benefits like death benefits and future annuity payments.

11)	If you are considering a variable annuity and the owner of the contract will be a non-natural person, you should be aware that generally tax deferral is not provided when a non-natural person owns a variable annuity contract. Therefore, you would want the variable annuity only for its other benefits like death benefits and future annuity payments.

12)	Do you understand the financial strength and claims-paying ability of the company issuing the variable annuity? See “Other Information – Our Ability to Make Payments Under the Contract.”

Some variable annuity contracts offer certain features for an additional charge. Before electing an additional feature, understand the benefits and costs involved. Also, consider whether you have a need for what the feature offers. For the variable annuity contract described in this prospectus there is a discussion of these features in “Additional Features” and “Appendix K.”

We and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Your registered representative can provide information about the annuity contracts we issue so you can determine if one of them is a suitable investment for you based upon your needs and financial situation.

Federal and State Suitability Requirements.  To protect consumers, federal securities law requires that a registered representative recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs. In addition, certain states have adopted their own annuity suitability requirements.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and your written request at our Service Center unless your state has other requirements. If you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or the contract value. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.

Investment Choices

This section discloses information about our separate account; certain fund types (asset allocation and feeder funds); compensation we receive from funds, advisers and sub-advisers; and fixed investment choices. For a brief description of the funds which are offered through our separate account see “Appendix F – Funds” for the 2008 Version and “Appendix G – Funds” for the Pre-2008 Version.

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to or charge losses against the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the separate account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate account.

Addition, Removal, Closure or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain contract owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

Asset Allocation Funds

The following asset allocation funds are also referred to as funds-of-funds. They are known as funds-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. You should read the MML Series Investment Fund prospectus for more information about these funds-of-funds.

•	MML Aggressive Allocation Fund

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

•	MML Moderate Allocation Fund

Feeder Funds

The MML American Funds Growth Fund and MML American Funds International Fund are known as “feeder” funds as they do not buy investment securities directly, but instead invest in shares of a corresponding American Funds “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the MML Series Investment Fund prospectus for information about these “feeder” funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in a fund’s expenses because this compensation is not paid directly out of a fund’s assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of a fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as a 12b-1 fee in “Table of Fees and Expenses – Annual Fund Operating Expenses.” An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Accounts

In most states, we offer the following fixed accounts as investment choices:

•	Fixed Accounts for Dollar Cost Averaging (the “DCA Fixed Accounts”);

•	Fixed Accounts with a Long-Term Guarantee (the “Long-Term Guarantee Fixed Accounts”); and

•	The Fixed Account

(collectively, “the fixed accounts”).

The fixed accounts are investment choices within our general account. Purchase payments allocated to the fixed accounts and transfers to the fixed accounts become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed accounts or the general account. Disclosures regarding the fixed accounts or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”

The DCA Fixed Accounts

Description.  Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s) you select. You may not transfer your contract value in a DCA Fixed Account to the fixed accounts. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

DCA Term.  In most states, you have a choice of three DCA Fixed Accounts: (a) DCA Fixed Account with a DCA Term of 6 months; (b) DCA Fixed Account with a DCA Term of 12 months; or (c) DCA Fixed Account with a DCA Term of 18 months. You can only participate in one DCA Fixed Account at a time.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit.

If you elect to make an allocation to a DCA Fixed Account, but your annuity date will occur prior to the end of that DCA Term, your DCA Term will expire early. It will expire on your annuity date. We will transfer any contract value remaining in the DCA Fixed Account on your annuity date in accordance with your DCA Fixed Account transfer instructions in effect at that time. No amounts will remain in the DCA Fixed Account after your annuity date.

How to Participate in the DCA Fixed Account.  To participate in the DCA Fixed Account you must apply a new purchase payment of $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated to a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current contract values into the DCA Fixed Account. The first DCA transfer will occur 5 business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.

Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.

DCA Transfers.  We make scheduled monthly transfers from the DCA Fixed Account. The first transfer will occur 5 business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may make a one-time transfer of your remaining contract value in the DCA Fixed Account into any of the fund(s) prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive your completed written request or request over the telephone.

DCA Withdrawals.  If you withdraw all or a portion of your contract value during a DCA Term, we will apply our normal withdrawal provisions.

DCA Fees.  We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

DCA Interest Rate.  We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest rate for the full DCA Term.

Additional Restrictions.  If you are participating in a DCA Fixed Account, you cannot also participate in an Asset Allocation Program, the Automatic Rebalancing Program, the Interest Sweep Option, the Separate Account Dollar Cost Averaging Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector.

Long-Term Guarantee Fixed Accounts

Allocating Purchase Payments.  For contracts issued after December 30, 2011, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

If you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector, you cannot make allocations to the Long-Term Guarantee Fixed Accounts. We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to the Long-Term Guarantee Fixed Accounts. We will only exercise our right to discontinue access to the Long-Term Guarantee Fixed Accounts if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.

We will only accept a purchase payment to a Long-Term Guarantee Fixed Account as of the beginning of a guarantee period. The minimum purchase payment amount we permit to any of the Long-Term Guarantee Fixed Accounts is $1,000.

Transfers into a Long-Term Guarantee Fixed Account.  We will only accept a transfer into a Long-Term Guarantee Fixed Account as of the beginning of a guarantee period. The minimum transfer amount we permit into any of the Long-Term Guarantee Fixed Accounts is $1,000. For additional rules limiting your ability to transfer contract value into the Long-Term Guarantee Fixed Accounts, see “Transfers and Transfer Programs.”

Transfers out of a Long-Term Guarantee Fixed Account.  You may only transfer contract value out of a Long-Term Guarantee Fixed Account during the window period. The window period is the last 15 calendar days of a guarantee period and the first 15 calendar days of the immediately following guarantee period. For additional rules limiting your ability to transfer contract value out of the Long-Term Guarantee Fixed Accounts, see “Transfers and Transfer Programs.”

Withdrawals and the Interest Rate Factor Adjustment.  If you make a partial withdrawal, we will take the withdrawal amount proportionally from your contract value in your investment choices as of the business day we receive your fully completed request at our Service Center. Except during the window period, we will apply an interest rate factor adjustment to any partial or full withdrawal of contract value from a Long-Term Guarantee Fixed Account. Any withdrawal of contract value may also be subject to a contingent deferred sales charge even if the withdrawal occurs during the window period. We will apply the interest rate factor adjustment prior to assessing a contingent deferred sales charge. The interest rate factor adjustment may increase or decrease your contract value.

We will waive a negative interest rate factor adjustment if: a) the withdrawal is taken as part of our required minimum distribution (RMD) program; b) the RMD amount is calculated using only the assets held under this contract; c) the RMD is for the current calendar year; and d) in that contract year, RMD withdrawals for only a single calendar year are taken.

See Appendix B for the formula used to calculate the interest rate factor adjustment.

Rate of Interest.  Each Long-Term Guarantee Fixed Account guarantees that we will credit your value in that fixed account with a specific rate of interest for a specific guarantee period. The guarantee periods of the Long-Term Guarantee Fixed Accounts are currently 3, 5, 7, and 10 years. The guarantee period for a Long-Term Guarantee Fixed Account begins on the date we apply your purchase payment or transferred contract value to that account, and ends on the last day of the guarantee period. Amounts you allocate or transfer to any Long-Term Guarantee Fixed Account earn interest at the guaranteed rate applicable to that Long-Term Guarantee Fixed Account on the date we credit the amount to that account. The interest rate we credit remains constant during a Long-Term Guarantee Fixed Account guarantee period. You may allocate amounts to multiple Long-Term Guarantee Fixed Accounts. We may change the terms of the Long-Term Guarantee Fixed Accounts at any time. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Renewal Options.  We will notify you in writing regarding your renewal options prior to the last day of a guarantee period. If we receive a written request at our Service Center at least 3 business days prior to the last day of a guarantee period, you may elect a renewal guarantee period from any of the guarantee periods that we are currently offering at that time to new contract owners. Alternatively, you may transfer your contract value in the Long-Term Guarantee Fixed Accounts to another investment choice. If you have not elected otherwise by written request sent to our Service Center, we will automatically invest your contract value in a Long-Term Guarantee Fixed Account as of the last day of the guarantee period in a Long-Term Guarantee Fixed Account with the same guarantee period as the immediately preceding guarantee period. If we are not offering a guarantee period for the same length of time as your guarantee period just ended, we will invest your contract value in a Long-Term Guarantee Fixed Account with the next shorter guarantee period being offered by us to new contract owners at that time.

A renewal guarantee period cannot be less than 12 months and cannot extend beyond your annuity date unless the period from the last day of the guarantee period to your annuity date is less than 12 months. If the period from the last day of the guarantee period to your annuity date is less than 12 months, your renewal guarantee period will be the shortest guarantee period we offer and your annuity date will become the last day of your new guarantee period.

The Fixed Account

For contracts issued after December 30, 2011, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 50% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment between The Fixed Account and the Long-Term Guarantee Fixed Accounts.

If you are participating in a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector, you cannot make allocations to The Fixed Account. We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account. We will only exercise our right to discontinue access to The Fixed Account if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.

Transfers.  There are additional rules limiting your ability to transfer contract value out of or into The Fixed Account. These are detailed in “Transfers and Transfer Programs.”

Withdrawals.  If you make a partial withdrawal, we will take the withdrawal amount proportionally from your contract value in your investment choices as of the business day we receive your fully completed request at our Service Center. Partial withdrawals from The Fixed Account are calculated on a first-in, first-out basis, which means the oldest purchase payments are withdrawn first.

Interest Rate.  You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Managed Bond Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Managed Bond Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.

Transfers Among Investment Choices.  Generally, you can transfer all or part of your contract value among investment choices. However, there are restrictions that are detailed later in this section.

Transfer Requests.  You can make transfers by telephone, by internet, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer. To make transfers other than by telephone or internet, you must submit a written request. If you own the contract with a joint owner, we will accept transfer instructions from either you or the other owner, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us are genuine. We may tape record all telephone instructions.

Transfer Effective Date.  Your transfer is effective on the business day we receive your fully completed request at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

Transfer Fee.  During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

Transfer Amounts.  Currently, we do not restrict the amount you can transfer to a fund. However, we reserve the right to require a minimum transfer amount equal to $1,000 or the entire amount in a fund, if less. We waive this requirement if a transfer is made due to participation in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program. Currently, we do not require that a minimum amount remain in a fund after you make a transfer. However, we reserve the right to require that a minimum amount of $1,000 remain in a fund after a transfer, unless you transfer the entire fund value.

Limits on Transfers

1)	For contracts issued after December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your combined value in The Fixed Account and the Long-Term Guarantee Fixed Accounts to exceed 50% of your total contract value (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your combined value in The Fixed Account and the Long-Term Guarantee Fixed Accounts to exceed 50% of your total contract value.

For contracts issued on or before December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your combined value in The Fixed Account and the Long-Term Guarantee Fixed Accounts to exceed 70% of your total contract value (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your combined value in The Fixed Account and the Long-Term Guarantee Fixed Accounts to exceed 70% of your total contract value.

We reserve the right, upon providing you with 30 days notice, to change these percentage limits or to disallow transfers to The Fixed Account and the Long-Term Guarantee Fixed Accounts.

2)	If your contract value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account.

If your contract value in The Fixed Account is more than $500, then we limit the amount you can transfer out of The Fixed Account. Each contract year, we will allow you to transfer up to 30% of your contract value in The Fixed Account as of your first transfer in that contract year. The 30% can be transferred at one time, or through several transfers during the contract year. If you transfer 30% of your contract value in The Fixed Account for three consecutive contract years, in the fourth consecutive contract year you may transfer up to the entire amount in The Fixed Account, provided that you have not applied payments or transferred contract value into The Fixed Account from the time the first annual transfer was made. We measure a contract year from the anniversary of the day we issued your contract. We calculate transfers out of The Fixed Account on a first-in, first-out basis. In other words, we transfer amounts attributed to the oldest purchase payments first; then we transfer amounts attributed to the next oldest purchase payment; and so on.

3)	You may not transfer contract value from The Fixed Account to the Long-Term Guarantee Fixed Accounts or a money market fund. For a period of 90 days after you transfer contract value out of The Fixed Account, you may not transfer any contract value into The Fixed Account, the Long-Term Guarantee Fixed Accounts or a money market fund.

4)	If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector, additional transfer restrictions may apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix K – Guaranteed Minimum Income Benefit,” “Appendix K – Guaranteed Minimum Withdrawal Benefit” and “Additional Features – MassMutual Lifetime Income Protector.”

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.

Transfers During the Income Phase

During the income phase, if you are receiving variable payments, you may make 6 transfers between the funds each calendar year. We will not assess a transfer fee on those transfers. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once each contract year. We currently do not restrict the amount that you can transfer. However, we reserve the right to institute a minimum transfer amount equal to $1,000 or the entire value in a fund or The Fixed Account, if less. After a transfer, the minimum amount which must remain in a fund or The Fixed Account, is $1,000 unless you have transferred the entire value.

Asset Allocation Programs

We restrict which asset allocation programs are available to you based on your elected additional features and when your contract is issued.

Asset Allocation Programs and Additional Features.  You must elect an asset allocation program if you are participating in:

1)	MassMutual Lifetime Income Protector; or

2)	Guaranteed Minimum Accumulation Benefit (GMAB); or

3)	Guaranteed Minimum Income Benefit (GMIB); or

4)	Guaranteed Minimum Withdrawal Benefit (GMWB).

If you are participating in one of the features listed above, we describe in this section which asset allocation programs are available to you.

If you are not participating in GMIB, GMAB, GMWB or MassMutual Lifetime Income Protector, you may elect to participate in the following asset allocation programs:

•	Asset Allocation Funds; or

•	Custom Allocation Choice (for contracts issued prior to 5/1/2010); or

•	Directed Allocation Models. (Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Transfers Within Asset Allocation Programs.  You may make transfers as permitted within your elected asset allocation program and you may transfer from one asset allocation program to another (subject to availability). If you are participating in the GMAB, GMIB or GMWB, you may make transfers outside of the asset allocation programs only if you first cancel your election of the GMAB, GMIB or GMWB and then make the transfer request subject to the terms and conditions described in “Transfers and Transfer Programs.” If you are participating in MassMutual Lifetime Income Protector you cannot make transfers outside of the asset allocation programs.

For Contracts Issued on or after 5/1/2010

Asset Allocation Programs Available with MassMutual Lifetime Income Protector.  If you participate in MassMutual Lifetime Income Protector, you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select; or

•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

Asset Allocation Programs Available with the GMAB.  If you participate in the GMAB, you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select; or

•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

For Contracts Issued Prior to 5/1/2010

Asset Allocation Programs Available with MassMutual Lifetime Income Protector.  If you participate in MassMutual Lifetime Income Protector, you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select; or

•	Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

Asset Allocation Programs Available with the GMAB, GMIB and GMWB.  If you participate in the GMAB, GMIB or GMWB you must elect one of the following asset allocation programs:

•	Custom Allocation Choice Select (only available with GMAB); or

•	Custom Allocation Choice; or

•	Asset Allocation Funds (restrictions apply see, “Asset Allocation Programs – Asset Allocation Funds”); or

•	Directed Allocation Models. (Directed Allocation Models are unavailable with GMWB. Additionally, Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different asset allocation program, you cannot return to the Directed Allocation Models.)

Custom Allocation Choice Select.  You may only elect Custom Allocation Choice Select if you are participating in GMAB or MassMutual Lifetime Income Protector. If you elect Custom Allocation Choice Select, you must allocate your contract value within the Custom Allocation Choice Select parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through Custom Allocation Choice Select. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semiannually during each calendar year. If you do not make an election, rebalancing will occur quarterly. See “Appendix I” for Custom Allocation Choice Select parameters and investment choices. Participation in Custom Allocation Choice Select does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice Select:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value; or

•	upon payment of the death benefit.

Additionally, unless you are participating in MassMutual Lifetime Income Protector, you may request that we end the program (in writing or by telephone).

Asset Allocation Funds.  If you are participating in MassMutual Lifetime Income Protector, GMAB, GMIB or GMWB, you can fulfill our requirement that you participate in an asset allocation program, by allocating all of your contract value to one of our asset allocation funds. While participating in this program you can make transfers by moving your full contract value from one asset allocation fund to another.

The funds are as follows:

•	MML Aggressive Allocation Fund

The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector, MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this fund is unavailable if your contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

The MML Growth Allocation Fund is not available as an investment choice if you are participating in MassMutual Lifetime Income Protector. Additionally, this fund is unavailable if your contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.

•	MML Moderate Allocation Fund

These funds are also available if you do not have an election of MassMutual Lifetime Income Protector, a GMAB, GMIB or GMWB. In such case you may allocate a portion or all of your contract value to these funds.

Custom Allocation Choice.  If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semi-annually during each calendar year. If you do not make an election, rebalancing will occur quarterly. Contract value in the fixed accounts will not be rebalanced. Custom Allocation Choice parameters and investment choices are shown in “Appendix J.” Participation in Custom Allocation Choice does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value;

•	upon payment of the death benefit; or

•	if you request that we end the program (in writing or by telephone).

Directed Allocation Models.  If you elect a directed allocation model (model), the model you elect will determine which investment choices your contract value is invested in and how much of your contract value is allocated to each investment choice. The directed allocation models are static models which means the underlying investment allocations within each model will not change over time.

Participation in a model does not assure a profit and does not protect you against loss in a declining market. We will rebalance your contract value each calendar year quarter so it continues to follow your elected model strategy. Contract value in the fixed accounts will not be rebalanced. For a detailed description of the available models, contact our Service Center or your registered representative.

While participating in a model you may transfer your contract value by changing models. If you do submit a transfer request other than a request to change your model, we will terminate your participation in the directed allocation models and notify you of the termination.

An exception to this is if you transfer contract value from The Fixed Account or the Long-Term Guarantee Fixed Accounts into a fund or funds. In this case we will not cancel your participation in the directed allocation models.

Additionally, we will terminate your participation in the directed allocation models:

•	if you apply your full contract value to an annuity option;

•	if you withdraw the total contract value;

•	upon payment of the death benefit; or

•	if you request that we end the program (in writing or by telephone).

If you terminate participation, the program is no longer available for you to re-elect after 1/18/2008.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Separate Account Dollar Cost Averaging Program;

2)	Automatic Rebalancing Program; and

3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your contract.

•	You may only participate in one of these programs at any one time.

•	You may not participate in these programs if you have a current election of the DCA Fixed Account, an Asset Allocation Program, Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector.

•	We do not charge you for participation in these programs.

Separate Account Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Separate Account Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient contract value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Service Center at least 5 business days prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to The Fixed Account cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if you request that we end the program (in writing or by telephone); or

•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your contract value in The Fixed Account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have contract value in The Fixed Account;

•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);

•	upon payment of the death benefit;

•	if you begin the income phase of your contract; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your contract value.

We take any partial withdrawal proportionally from your contract value in your selected investment choices. We reserve the right to limit you to one partial withdrawal per contract year.

Where we reflect a reduction as a percentage of contract value withdrawn, the reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.

Withdrawals reduce the value of the contract’s death benefit. Withdrawals also reduce the value of any Guaranteed Minimum Accumulation Benefit or Guaranteed Minimum Income Benefit. Withdrawals taken prior to the Guaranteed Lifetime Withdrawal Date or in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the value of any Guaranteed Minimum Withdrawal Benefit. Excess withdrawals will reduce the value of any MassMutual Lifetime Income Protector benefit. We describe the impact of withdrawals under each feature’s section in “Additional Features” and “Appendix K.”

We will pay any full or partial withdrawal to the qualified plan trustee or plan administrator, if you purchased your contract under a tax-qualified retirement plan, a non-qualified deferred compensation plan or a deferred compensation plan for a tax-exempt organization. The only exceptions are for required minimum distribution payments and for withdrawals from individually-owned qualified contracts.

When making a partial withdrawal, you must withdraw at least $100. We reserve the right to increase this amount to $250. After you make a partial withdrawal we require you to keep at least $2,000 in your contract. If your partial withdrawal is a required minimum distribution we do not require a minimum contract value following that partial withdrawal. We reserve the right to change these amounts. If you are participating in MassMutual Lifetime Income Protector, a Guaranteed Minimum Withdrawal Benefit, GMIB 5 or GMIB 6, we do not require a minimum contract value following a partial withdrawal.

If you withdraw your full contract value, the contract terminates and does not provide a death benefit, a Guaranteed Minimum Accumulation Benefit or the Basic GMIB. However, MassMutual Lifetime Income Protector, the Guaranteed Minimum Withdrawal Benefit, GMIB 5 and GMIB 6 features may still provide a benefit if you make a full withdrawal. See “Additional Features – MassMutual Lifetime Income Protector,” “Appendix K – Guaranteed Minimum Withdrawal Benefit,” and “Appendix K – GMIB 5 and GMIB 6.”

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;

•	less any applicable interest rate factor adjustment;

•	less any applicable premium tax;

•	less any contract maintenance charge, and

•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit to our Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Telephone.  You may request certain partial and full withdrawals by telephone. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests during the business day, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a contingent deferred sales charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Systematic Withdrawal Program (SWP).  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center. If you are participating in MassMutual Lifetime Income Protector, different rules may apply regarding the SWP. See “Additional Features – MassMutual Lifetime Income Protector.”

The SWP allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices. You may not participate in the SWP if you elected the Nursing Home Waiver Benefit and we are currently waiving the contingent deferred sales charge in accordance with that benefit.

Your SWP will terminate:

•	if you withdraw your total contract value;

•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if you have an election of MassMutual Guaranteed Income Plus 5 or MassMutual Guaranteed Income Plus 6 and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the current contract year interest credited on your GMIB value;

•	if you have an election of MassMutual Lifetime Payment Plus and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the Guaranteed Lifetime Withdrawal Amount or the Guaranteed Withdrawal Amount;

•	if we receive, in good order, a notification of the owner’s death;

•	if we process the last withdrawal you selected;

•	if you apply your full contract value to an annuity option; or

•	if you give us a written request or request over the telephone to terminate your program any time before or on the next withdrawal date.

If you have an election of MassMutual Lifetime Income Protector and you make withdrawals outside of the SWP there are specific conditions under which we will halt the SWP through the remainder of a current contract year. See “Additional Features – MassMutual Lifetime Income Protector – Withdrawals Outside of the SWP.”

Expenses

This section describes the charges and deductions we make under the contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. There are two types of insurance charges: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.00% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge, but it will never exceed 1.70%. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%.

Annual Contract Maintenance Charge

At the end of each contract year, we deduct $40 from your contract value in the funds as an annual contract maintenance charge. The actual amount we deduct may vary by state. We may increase this charge, but it will not exceed $60. If we increase this charge, we will give you 90 days prior notice. Currently, this charge is waived if your contract value is $100,000 or greater when we are to assess the charge. Subject to state regulations, we will deduct the annual contract maintenance charge proportionately from your contract value invested in the funds.

If you make a total withdrawal from your contract, we will deduct the full annual contract maintenance charge. If your contract enters the income phase on a date other than its contract anniversary, we will deduct a pro rata portion of the charge.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on both the amount you withdraw that exceeds the free withdrawal amount and on the amount you apply to certain annuity options. We use this charge to cover certain expenses relating to the sale of the contract. The charge is a percentage of the amount you withdraw or apply to an annuity option.

If we assess a contingent deferred sales charge, we will deduct it proportionally from the remaining contract value in your selected investment choices. If there is not enough contract value remaining, we will deduct the charge from the amount you withdraw. At your request, we can deduct the charge from the amount you withdraw.

The amount of the charge depends on how much you withdraw or apply to an annuity option and the length of time between when we issued your contract and when you make a withdrawal or apply a portion or all of your contract value to an annuity option. The contract has a seven year contingent deferred sales charge schedule. In most states, when we issue your contract, you may elect a nine year contingent deferred sales charge schedule instead of the standard seven year contingent deferred sales charge schedule. We will provide a credit to your contract value if you elect that schedule. Refer to “Additional Features” for more information.

7 Year Contingent Deferred Sales Charge Schedule:

Contract Year When Withdrawal is Made or Contract Value is Applied to an Annuity Option	Charge (as a percentage of amount withdrawn or applied to an annuity option)
1st Year	7%
2nd Year	7%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year and thereafter	0%

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this contract that exceeds the free withdrawal amount.

•	When you apply all or a portion of your contract value to an annuity option (except as described under Annuity Option E).

•	If you are participating in MassMutual Lifetime Income Protector or a Guaranteed Minimum Withdrawal Benefit and your withdrawals meet the requirements for a waiver of the contingent deferred sales charge (see “Appendix K – Guaranteed Minimum Withdrawal Benefit” and “Additional Features – MassMutual Lifetime Income Protector”).

•	If contract value has been applied to an annuity option providing guaranteed payments and upon the annuitant’s death there are remaining guaranteed payments withdrawn by the beneficiary.

•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•

When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are eligible for waiver of the contingent deferred sales charge due to your election of the Nursing Home Waiver Benefit described in “Additional Features.”

•	If you are 59 1⁄2 or older, and you apply your entire contract value:

–	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

–	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

Free Withdrawals

The contract has a standard 10% free withdrawal provision. In most states, when we issue your contract you may elect a 10%/20% free withdrawal provision instead of the 10% free withdrawal provision for an additional charge. See “Additional Features – 10%/20% Free Withdrawal Feature.”

10% Free Withdrawal Provision.  In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your purchase payments reduced by any free withdrawal amount previously taken during the contract year. Beginning in the second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year, plus 10% of any purchase payment received in the current contract year, reduced by any free withdrawal amount previously taken during the current contract year. You may take the 10% in multiple withdrawals each contract year.

If you are participating in MassMutual Lifetime Income Protector, we waive the contingent deferred sales charge for free withdrawals according to this provision. However, if all or a portion of a free withdrawal is an excess withdrawal as defined in “Additional Features – MassMutual Lifetime Income Protector,” the excess withdrawal will negatively impact the MassMutual Lifetime Income Protector benefit.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow twelve free transfers per calendar year and charge an amount of $20 per transfer in excess of twelve.

During the income phase, if you are receiving variable payments, we allow 6 transfers each calendar year and they are not subject to a transfer fee.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. See each fund’s prospectus for more information regarding these expenses.

The Income Phase

Overview.  If you want to receive regular income from your contract, you may elect to apply all or part of your contract value to one of the annuity options described in this section and receive fixed and/or variable annuity payments. We may base annuity payments on the age and sex of the annuitant under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100 ($20 for contracts issued in New York), we reserve the right to change the payment basis to equivalent less frequent payments.

Applying Part of Your Contract Value to an Annuity Option.  You may elect to apply part of the contract value from your qualified or non-qualified contract to an annuity option instead of your full contract value. We will treat the amount applied as a withdrawal of contract value that may qualify for favorable tax treatment under federal law. See “Taxes – Partial Annuitization.” You must specify the portion of your contract value to be applied to an annuity option, and if it is not the full contract value, the amount must be at least $10,000.

We currently do not restrict the number of times in a contract year that you can elect to apply part of your contract value to an annuity option. However, we reserve the right to limit the number of times that you can elect to apply part of your contract value to an annuity option to once a contract year.

If you choose to apply part of your contract value to an annuity option, there may be adverse tax consequences. For additional information, see “Taxes – Partial Annuitization.” Before you apply part of your contract value to an annuity option, you should consult a qualified tax professional and discuss the tax implications associated with such a transaction. We do not provide tax advice or recommendations.

Electronic Funds Transfer and Annuity Payments.  You may receive annuity payments by electronic funds transfer (EFT). However, we only allow an EFT of your annuity payments to one account. When you set up an EFT, the account number you provide to us must be used for all annuity payments you receive from this contract and from any other contract we or our affiliates may issue to you. You may change the account number at any time.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. This date must be at least 5 years (13 months for contracts issued in New York) after you purchase your contract. You may choose your annuity date when you purchase your contract. After you purchase your contract you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.

Annuity payments must begin by the earlier of:

1)	the 100th birthday of the annuitant;

2)	your 100th birthday if you are not the annuitant or the 100th birthday of the oldest joint owner; or

3)	the latest date permitted under state law.

Electing an Annuity Option.  On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.

If on the annuity date we do not have your instructions, we will assume you elected Option B with 10 years of payments guaranteed. We will use contract value in the funds and the DCA Fixed Account, if any, to provide a variable portion of each annuity payment and contract value in The Fixed Account and the Long-Term Guarantee Fixed Account, if any, to provide a fixed portion of each annuity payment. If your contract was issued in conjunction with an ERISA plan, we may default you to a different annuity option in order to comply with ERISA requirements.

Required Minimum Distributions for Tax-Qualified Contracts.  In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the Internal

Revenue Service. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date should be no later than April 1 of the year after you reach age 70 1⁄2. For qualified plans, that date is no later than April 1 of the year following the later of: the year you reach age 70 1⁄2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only);

•	the deduction of an interest rate factor adjustment, if applicable; and

•	the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.

For a discussion of how fixed payments are calculated if you apply your GMIB value to an annuity option see “Appendix K – Guaranteed Minimum Income Benefit.”

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	an assumed investment rate (AIR) of 4% per year;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only);

•	the deduction of an interest rate factor adjustment, if applicable; and

•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you selected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

For a discussion of whether variable payments are available if you apply your GMIB value to an annuity option and how such variable payments would be calculated see “Appendix K – Guaranteed Minimum Income Benefit.”

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The insurance charge applied as part of the calculation of the annuity unit value will be the insurance charge assessed at the time you apply all or part of your contract value to an annuity option. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E.

Limitations on Annuity Options.  If you purchased the contract as a tax-qualified contract, the Internal Revenue Code may impose restrictions on which annuity option you may elect. Furthermore, if your contract is issued under an ERISA plan, and you are married when your contract enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options
Annuity Option A – Life Income (variable and/or fixed payments)	Number of Annuitants: one Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death.
Annuity Option B – Life Income with Period Certain (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Annuity Option D – Joint and 2⁄3 Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  Payments will continue during the lifetime of the surviving annuitant and will be computed on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options
Annuity Option E – Period Certain Annuity (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a specified period no less than five years and no greater than 30 years.

Withdrawal Option/Switch Annuity Option:  If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death of Contract Owner During the Accumulation Phase

If you or the joint owner dies during the accumulation phase, we will pay a death benefit to your primary beneficiary. If the joint owner dies, we will treat the surviving joint owner, if any, as the primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing. Your beneficiary may request that the death benefit be paid under one of the death benefit options. If your contract is a non-qualified contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA and the sole primary beneficiary is your spouse, he or she may elect to become the owner of the contract at the death benefit amount payable.

Death Benefit Amount During the Accumulation Phase

The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the contract is owned by a non-natural entity, the annuitant’s death. The contract offers three Death Benefit features:

•	Basic Death Benefit

•	Annual Ratchet Death Benefit

•	Contract Value Death Benefit

Some death benefit features are not available if you are a certain age. These details are included in our description of each death benefit feature.

For detail regarding the Annual Ratchet Death Benefit and the Contract Value Death Benefit see “Additional Features – Additional Death Benefit Features.”

You may only have one elected death benefit feature at any time. You may add or terminate a death benefit feature effective on any contract anniversary as long as we receive written notice of your intention to do so at our Service Center at least 30 calendar days prior to your contract anniversary date. Your first contract anniversary is one calendar year from the date we issued your contract. We do not assess an additional charge for the Basic Death Benefit. The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with the required minimum distribution rules.

Basic Death Benefit – (Version 9/1/07)

For contracts applied for on or after 9/1/2007 (subject to state availability). You may only elect this feature if you are under age 76 at the time you make the election.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

The death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges.

We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;

•	divided by your contract value immediately prior to the withdrawal; with the result

•	multiplied by the most recently adjusted purchase payments.

If you are participating in MassMutual Lifetime Income Protector, any portion of a withdrawal that is an excess withdrawal will result in an adjustment for withdrawals as just described. Any portion of a withdrawal that is not an excess withdrawal will reduce the death benefit on a dollar for dollar basis. See “Additional Features – MassMutual Lifetime Income Protector.”

If you are participating in a Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix K – Guaranteed Minimum Withdrawal Benefit.”

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Basic Death Benefit for Contracts Applied for Prior to 9/1/2007

(also available to all contracts issued in states where Version 9/1/07 was unavailable)

You may only elect this feature if you are under age 80 at the time you make the election.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

Prior to you reaching age 80, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges. We calculate the adjustment for withdrawals as follows:

•	the withdrawal amount, including any applicable charges;

•	divided by your contract value immediately prior to the withdrawal; with the result

•	multiplied by the most recently adjusted purchase payments.

If you have elected a Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix K – Guaranteed Minimum Withdrawal Benefit.”

At age 80 and beyond, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method at our Service Center.

If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Death Benefit Payment Options During the Accumulation Phase

The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase:

Option 1 – lump sum payment of the death benefit within 5 years of the date of death; or

Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or the death of any joint owner.

Additional Option for a Spouse Who is the Sole Primary Beneficiary.  In addition to options 1 and 2, a surviving spouse who is the sole primary beneficiary under a contract that is either non-qualified or held as a traditional or Roth IRA may elect a lump sum payment of the death benefit, apply the death benefit to an annuity option or continue the contract. Generally, if the contract is continued then: 1) the initial value will equal the death benefit amount; 2) all applicable contract features and benefits will be in the surviving spouse’s name; and 3) the surviving spouse will exercise all of the contract owner’s rights under the contract. Exceptions are as follows: a) if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued; b) if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature, then the feature is not available for continuance. We further limit the surviving spouse’s rights applicable to continuing MassMutual Lifetime Income Protector and MassMutual Lifetime Payment Plus. See “Additional Features – MassMutual Lifetime Income Protector – Payment of the Contract’s Death Benefit and MassMutual Lifetime Income Protector” and “Appendix K – MassMutual Lifetime Payment Plus – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.” An election to continue the contract can only be made once while the contract is in effect.

Lump Sum Payments.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method at our Service Center, unless we are required to suspend or delay payment.

Benefit Management Account.  For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the account. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under Internal Revenue Code Section 72(s) or 401(a)(9). Any interest paid on amounts in the BMA is taxable as ordinary income in the year such interest is credited.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

1)	Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

2)	For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.

3)	For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

4)	If the existing contract was issued by a company other than us or one of our affiliates, those beneficiaries wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

5)	The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

6)	Joint ownership of a Beneficiary IRA is not allowed.

7)	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner.

8)	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until April 1st of the year following the year the original owner would have attained age 70 ½. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died after attaining age 70 ½ and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

9)	The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

10)	Additional contributions cannot be applied to the Beneficiary IRA.

11)	Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table. The annuitant may not be changed on a Beneficiary IRA.

12)	If a Beneficiary IRA is established under a new or existing contract described in this prospectus, the following optional features are unavailable: MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.

13)	Additional rules may apply. Please consult your registered representative for further information.

14)	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Contract Owner During the Income Phase

If you or the joint owner dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death of Annuitant

If the annuitant, who is not the owner or joint owner, dies during the accumulation phase, you can name a new annuitant subject to our approval. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person and the annuitant dies, you may not name a new annuitant. In this case we will treat the death of the annuitant as the death of the owner and pay the death benefit as described in the “Death of Contract Owner During the Accumulation Phase” and “Death of Contract Owner During the Income Phase” sections.

You cannot name a new annuitant once the income phase begins. Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Additional Features

Overview

For an additional charge or credit certain features are available for you to elect. You must elect these features when you apply for a contract unless otherwise stated. Except for MassMutual Lifetime Income Protector, if we allow you to elect an additional feature after you apply for a contract, the effective date of your election will be on your contract anniversary date immediately following your election. If you elect an additional feature, it will replace the corresponding standard feature available under the contract. Certain features may no longer be available or may not be available in all states.

Additional Features with an Additional Charge

Details regarding each feature appear later in this section.

Feature	Only Available to Elect at Contract Issue	Once Elected, Can Be Cancelled
MassMutual Lifetime Income Protector available on or after 1/11/2010 subject to state availability	Yes Except as described under “Additional Features - MassMutual Lifetime Income Protector - Election After Contract Issue”	No
10%/20% Free Withdrawal Feature	Yes	No
Nursing Home Waiver Benefit	Yes	Yes
Annual Ratchet Death Benefit	No, you may elect at contract issue or on any contract anniversary.	Yes
Guaranteed Minimum Accumulation Benefit	Yes	Yes

Additional Feature Providing a Credit

Details regarding this feature appear later in this section.

Feature	Only Available to Elect at Contract Issue	Once Elected, Can Be Cancelled
Nine Year Contingent Deferred Sales Charge Feature[1]	Yes	No
[1]	This feature does not result in an additional annual charge. However, it will result in a higher contingent deferred sales charge percentage in certain years and a longer contingent deferred sales charge period than the standard contingent deferred sales charge available under the contract.

Additional Features Providing a Credit with No Additional Charge

Details regarding each feature appear later in this section.

Feature	Only Available to Elect at Contract Issue	Once Elected, Can Be Cancelled
Contract Value Death Benefit (for contracts issued in certain states and for all contracts issued prior to 9/1/2007, the credit ends at age 80)	No, you may elect at contract issue or on any contract anniversary.	Yes
Electronic Document Delivery Credit	No, you may elect at any time.	Yes
Case Size Credit	You do not elect this feature. You are automatically eligible based on your contract value.	You do not elect or cancel this feature. You are automatically eligible based on your contract value.

Additional Features with an Additional Charge (Unavailable to New Sales)

Details regarding each feature appear in “Appendix K.”

Feature	Only Available to Elect at Contract Issue	Once Elected, Can Be Cancelled
Guaranteed Minimum Income Benefit	Yes Not available in contracts we currently issue.	Yes
Guaranteed Minimum Withdrawal Benefit	Yes Not available in contracts we currently issue.	Yes
Equalizer Benefit	Yes Not available in contracts we currently issue.	Yes

Charges for Additional Features

This section pertains to all additional features except MassMutual Lifetime Income Protector, MassMutual Guaranteed Income Plus 5, MassMutual Guaranteed Income Plus 6, and the Guaranteed Minimum Withdrawal Benefit. For an explanation of charges for those features see “Appendix K – Guaranteed Minimum Income Benefit,” “Appendix K – Guaranteed Minimum Withdrawal Benefit” and “Additional Features – MassMutual Lifetime Income Protector.”

If you elect one or more features that we offer with an additional charge, we will deduct an additional charge from your contract value. Charges for additional features are in addition to the standard contract expenses.

Charges in the First Contract Year.  If you elect a feature that we offer for an additional charge, we list that charge as a percentage. In the first contract year, we will deduct that percentage from your purchase payments received by us during the first contract year as each purchase payment is received. For example, when you purchase the contract, if you elect two additional features and we charge 0.40% for one and 0.25% for the other, we will deduct from your contract value 0.65% of your initial purchase payment. We will also make a deduction from each subsequent purchase payment during the first contract year. The percent deducted will be adjusted to reflect the number of days remaining in the contract year. This charge will be in addition to charges for any other additional features elected and in addition to the standard contract expenses.

Charges On and After Your First Contract Anniversary.  At the end of your first contract year and at the end of every contract year thereafter, we will calculate the charge for each additional contract feature based on your contract value at that time and we will deduct the charge on each contract anniversary. For example, if you elect two additional features and we charge 0.40% for one and 0.25% for the other, on each contract anniversary we will deduct from your contract value 0.65% of your contract value as of the day just prior to that anniversary. This charge will be in addition to charges for any other additional features elected and in addition to the standard contract expenses.

We will deduct the entire charge proportionally as follows:

1)	first, from the funds you are invested in as of the time we deduct the charge(s);

2)	if you do not have sufficient value invested in the funds to deduct the entire charge(s) from the funds, then we will deduct the entire charge(s) from the funds plus the fixed accounts you are invested in as of the time we deduct the charge(s) (excluding the Long-Term Guarantee Fixed Accounts); or

3)	if you do not have sufficient value invested in the funds and the fixed accounts (excluding the Long-Term Guarantee Fixed Accounts) to deduct the entire charge(s) from those investment choices, then we will deduct the entire charge(s) from the funds plus all of the fixed accounts you are invested in as of the time we deduct the charge(s).

We calculate a charge assessed out of The Fixed Account and Long-Term Guarantee Fixed Accounts on a first-in, first out basis. In other words, we assess the charge attributed to the oldest purchase payments first; then we assess the charge attributed to the next oldest purchase payment; and so on.

When Do Charges End?  To answer this question, read the detail in this section for each specific feature. Certain features you can cancel effective on any contract anniversary and we will no longer deduct a charge after that time. Other features expire after a certain number of contract years, at which time we will no longer deduct a charge. If you surrender your contract, we will not reimburse you for any prepaid charge for an additional feature.

Credits for Additional Features

Certain features of this contract involve the payment of a credit. If you elect any of these features, your contract expenses may be higher with the feature than without them. The amount of any credits may be more than offset by the charges for your elected features.

Except for the Electronic Document Delivery Credit described in “Additional Features – Electronic Document Delivery Credit,” we calculate all credits based on your contract value as of the end of the contract year. For example, if you elect an additional feature and we credit you 0.05%, on each contract anniversary following your election, we will credit your contract value with 0.05% of your contract value as of the day just prior to that anniversary. We will apply credits proportionally to the funds that you are invested in as of the date we calculate the credit. If you do not have any contract value in the funds at such time, the credit will be applied to a money market fund.

No credits will be provided should you surrender your contract prior to your contract anniversary.

These credit amounts may be subject to the assessment of a contingent deferred sales charge upon withdrawal or if you elect to receive an annuity payment.

Nine Year Contingent Deferred Sales Charge Feature

Credit: 0.10%

For additional detail see “Additional Features – Credits for Additional Features.”

The contract has a standard seven year contingent deferred sales charge schedule. You can elect a nine year contingent deferred sales charge schedule instead of the standard seven year contingent deferred sales charge schedule. If you so elect, we will credit your contract in an amount equal to 0.10% of your contract value as of the end of each contract year. We will apply this credit while the contingent deferred sales charge schedule is in effect. You may only elect this additional feature at the time you apply for a contract. Once elected you cannot cancel this feature.

Election of the nine year contingent deferred sales charge feature will result in a higher contingent deferred sales charge percentage in certain years and a longer contingent deferred sales charge period than the standard contingent deferred sales charge available under the contract.

The nine year contingent deferred sales charge schedule is as follows:

Contract Year When Withdrawal is Made or Contract Value is Applied to an Annuity Option	Charge (as a percentage of amount withdrawn or applied to an annuity option)
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10 or more	0%

See the “Table of Fees and Expenses” for a comparison of the standard and optional nine year contingent deferred sales charge schedules.

10%/20% Free Withdrawal Feature

Current Charge: 0.25%

Maximum Charge: 0.35%

For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

The contract has a standard 10% free withdrawal provision. For an additional charge of 0.25%, you can elect the following free withdrawal provision instead of the standard 10% free withdrawal provision:

In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your purchase payments reduced by any free withdrawal amount previously taken during the contract year. Beginning in the second contract year, you may withdraw up to 20% of your contract value as of the end of the previous contract year, plus 20% of any purchase payment received in the current contract year, reduced by any free withdrawal amount previously taken during the current contract year.

You may take your free withdrawal amount in multiple withdrawals each contract year. You may only elect this additional feature at the time you apply for a contract. We will assess the charge for this feature while your contingent deferred sales charge schedule is in effect. Once elected you cannot cancel this feature.

If you are participating in MassMutual Lifetime Income Protector, we waive the contingent deferred sales charge for free withdrawals according to this provision. However, if all or a portion of a free withdrawal is an excess withdrawal as defined in “Additional Features – MassMutual Lifetime Income Protector,” the excess withdrawal will negatively impact the MassMutual Lifetime Income Protector benefit.

Nursing Home Waiver Benefit

Also known in certain states as the Nursing Home Waiver of Contingent Deferred Sales Charge Rider.

Current Charge: 0.05%

Maximum Charge: 0.10%

For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

For an additional charge, you may elect the nursing home waiver benefit. If you elect the nursing home waiver benefit, we currently deduct an additional charge of 0.05%. We reserve the right to increase this charge, but it may never exceed 0.10%. We will assess this charge while the contingent deferred sales charge schedule is in effect.

You may only elect this additional feature at the time you apply for a contract. You may cancel this feature at any time. The cancellation will be effective on the contract anniversary following your request.

If you elect this feature, you may withdraw all or a portion of your contract value without incurring a contingent deferred sales charge if we receive written confirmation at our Service Center that you have been admitted to a licensed nursing care facility after your purchase of this contract subject to the following requirements:

1)	You are past your first contract year.

2)	If you resided in a licensed nursing care facility within 2 years prior to contract issue, the benefit is not available to you; however, for contracts issued in New York, if the waiver is unavailable to you for this reason, you will automatically become eligible 2 years following the date of discharge from a licensed nursing care facility.

3)	Your stay in a licensed nursing care facility is prescribed by a physician and is medically necessary.

4)	You provide us with written documentation satisfactory to us that confirms that you still reside in a licensed nursing care facility every time you request a partial withdrawal.

5)	You make each withdrawal request while you are presently confined in a licensed nursing care facility for a period of not less than 90 days.

You may not participate in the Systematic Withdrawal Program if you elected the Nursing Home Waiver Benefit and we are currently waiving the contingent deferred sales charge in accordance with that benefit.

We define a licensed nursing care facility to be an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care or custodial nursing care.

Additional Death Benefit Features

Overview.  The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the contract is owned by a non-natural entity, the annuitant’s death. The contract offers three death benefit features:

•	Basic Death Benefit (described in “Death Benefit”);

•	Annual Ratchet Death Benefit (described below);

•	Contract Value Death Benefit (described below).

Certain additional death benefit features may not be available in all states. You cannot elect the Annual Ratchet Death Benefit if you are participating in MassMutual Lifetime Income Protector. Some death benefit features are not available if you are a certain age. These details are included in our description of each death benefit feature.

You may only have one elected death benefit feature at a time. We do not assess an additional charge for the Basic Death Benefit. However, we will provide your contract with a credit or assess an additional charge to your contract if you elect one of the additional death benefit features. You may change your death benefit feature at any time and the change will be effective on your following contract anniversary.

If your death benefit amount is greater than your contract value at the time you change death benefit features, the change in death benefit features may result in a decrease in your death benefit amount. Please contact your registered representative for more information on the impact of changing death benefit features after we issue your contract.

Annual Ratchet Death Benefit

Current Charge: 0.40%

Maximum Charge: 0.90%

For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

For an additional charge, at time of contract issue or effective on any contract anniversary, you may elect the Annual Ratchet Death Benefit. If you are participating in MassMutual Lifetime Income Protector, you cannot elect this death benefit.

The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center.

The amount of the Annual Ratchet Death Benefit will be the greatest of:

1)	your contract value; or

2)	the amount of purchase payments you have made to the contract reduced by an adjustment for withdrawals; or

3)	the highest anniversary value reduced by an adjustment for withdrawals and increased by any purchase payments.

The Highest Anniversary Value.  If you elect the Annual Ratchet Death Benefit when we issue your contract, your initial highest anniversary value is equal to your initial purchase payment. If you make your election after we issue your contract, your initial highest anniversary value equals the lesser of your contract value or your purchase payments less withdrawals as of the date the election is effective.

On each contract anniversary prior to age 80 the highest anniversary value will be recalculated and set to equal the greater of:

a)	the most recently calculated highest anniversary value; or

b)	your contract value on the date of the recalculation.

Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

On dates other than the contract anniversary, we will recalculate the highest anniversary value each time you make a purchase payment or a withdrawal. We will increase it by any purchase payments and reduce it by an adjustment for any withdrawals.

At age 80 and above, the highest anniversary value will no longer change and will remain as last calculated except we will increase it if you make subsequent purchase payments and we will adjust it for any subsequent withdrawals. Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjustment for Withdrawals.  When we adjust purchase payments for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently adjusted purchase payments prior to the withdrawal.

When we adjust the highest anniversary value for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently calculated highest anniversary value.

When we adjust purchase payments for subsequent withdrawals, if you have elected a Guaranteed Minimum Withdrawal Benefit, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the purchase payments on a dollar for dollar basis. See “Appendix K – Guaranteed Minimum Withdrawal Benefit.”

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.

Cost of the Annual Ratchet Death Benefit.  If you elect the Annual Ratchet Death Benefit, we will deduct an additional charge of 0.40% while the death benefit feature is in effect. We can increase this charge, but the percentage will not exceed 0.90%.

Contract Value Death Benefit

Current Credit: 0.05%

Minimum Credit: 0.02%

For additional detail see “Additional Features – Credits for Additional Features.”

If you elect the Contract Value Death Benefit, we currently calculate a credit in the amount of 0.05% of your contract value as of the end of each contract year while this death benefit feature is in effect. You may elect this feature at the time of contract issue or effective on a contract anniversary. We apply the credit on your immediately following contract anniversary. We reserve the right to reduce this credit to 0.02% in the future. The Contract Value Death Benefit is equal to your contract value as of the business day we receive proof of death and election of the payment method at our Service Center.

For contracts issued in certain states and for all contracts issued prior to 9/1/2007, if you or the oldest joint owner (or the annuitant, if the contract is owned by a non-natural person) are age 80 or beyond, we do not provide an annual credit to your contract value.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Electronic Document Delivery Credit

Current Credit: $24 per year

We will provide an annual $24 credit to your contract on your contract anniversary if you are participating in our e-DocumentsSM Program as of your contract anniversary. Participation in our e-DocumentsSM Program will provide you with documents related to your contract in an electronic format rather than paper format. Examples of these documents include the prospectus, prospectus supplements, and annual and semiannual reports of the underlying funds.

For instructions on how to participate, call our Service Center or see the instructions on the inside cover wrapping this prospectus.

We will pay the electronic document delivery credit from the expense savings that result from the delivery of documents related to the contract in electronic format rather than paper format.

The electronic document delivery credit may be subject to the assessment of a contingent deferred sales charge upon withdrawal or if you elect to receive an annuity payment.

We reserve the right to continue, modify or terminate this credit feature at any time.

Case Size Credit

Current Credit: 0.05% to 0.10% (depending on case size)

For additional detail see “Additional Features – Credits for Additional Features.”

We will provide a credit to your contract if it exceeds a certain average contract value as of the end of each contract year. We will determine the average contract value for your contract by taking the average of your contract value at the end of each contract year quarter during the current contract year.

We will provide a 0.05% credit to your contract on your contract anniversary if your average contract value is at least $250,000 and less than $1 million as of the end of the immediately preceding contract year.

We will provide a 0.10% credit to your contract on your contract anniversary if your average contract value is at least $1 million as of the end of the immediately preceding contract year.

Guaranteed Minimum Accumulation Benefit (GMAB)

See sub-section “Cost of the GMAB” for details about charges for this feature. For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

What is the GMAB?  If you elect the GMAB, we guarantee that at the end of your benefit period your contract value will equal no less than a specified amount called the GMAB value. The GMAB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

If you elect the GMAB, you must choose one of two available benefit periods: the 10 year benefit period with reset option or the 20 year benefit period. You may only make this choice at the time your contract is issued.

10 Year Benefit Period with Reset Option.  You may elect a 10 year benefit period with an option to reset. This benefit period will initially end upon your 10th contract anniversary, with the option to reset the benefit period as of your 2nd contract anniversary and each subsequent contract anniversary up to and including the end of the benefit period.

The Reset Option. The option to reset means that on your 2nd contract anniversary, and each subsequent contract anniversary while a benefit period is in effect, you may elect to: a) start your 10 year benefit period over again. For example, if you reset as of your 2nd contract anniversary, your 10 year benefit period will end on your 12th contract anniversary; and b) reset your GMAB value so it equals your contract value as of the close of the New York Stock Exchange at the end of the last business day prior to the contract anniversary on which you elect to reset.

If you want to apply the reset option to your upcoming contract anniversary, you must submit a written request to our Service Center within 60 calendar days prior to the close of the New York Stock Exchange on that contract anniversary. If we receive your request outside of the 60 day window, your request will not be implemented.

If you request a reset and on the date we are to implement the reset your contract value is less than the current GMAB value, the reset will not occur and the existing benefit period and GMAB value will remain in place.

After you reach age 90 (age 80 for contracts issued in New York), the reset option is no longer available to you.

If we issued your contract prior to June 1, 2005, and you elected the GMAB feature when your contract was issued, your 10 year GMAB feature will remain the same except now it will include the reset option.

20 Year Benefit Period.  You may elect a 20 year benefit period (26 year benefit period for contracts issued in New York). This option does not include a reset feature and it is not available in contracts issued prior to June 1, 2005.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Allocation Restrictions.  If you elect the GMAB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” If you elect the GMAB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the GMAB, you may not elect a Guaranteed Minimum Income Benefit, Guaranteed Minimum Withdrawal Benefit or MassMutual Lifetime Income Protector.

Eligibility for the GMAB Value.  You will be eligible to receive the GMAB value if: 1) you elected the GMAB at time of contract issue and you do not cancel the GMAB; 2) you remain in your contract until the end of your benefit period and do not enter the Income Phase before the end of your benefit period; and 3) you participated in an approved Asset Allocation Program at the time of contract issue, and remain in the program until the end of your benefit period (see “Transfers and Transfer Programs – Asset Allocation Programs”).

If you elect the GMAB, but items 2 and 3 are not met, you will not be eligible to receive the GMAB value, even though you have paid for the feature. At the end of your benefit period the GMAB will terminate. No benefits or charges will accrue thereafter.

How Do We Calculate the GMAB Credit and the GMAB Value?  If we have never applied a reset, then your GMAB credit equals the difference between:

A)	your contract value at the end of the benefit period; and

B)	the GMAB value.

If you elected the 10 year benefit period the GMAB value equals your purchase payments made to the contract prior to your second contract anniversary adjusted for withdrawals.

If you elected the 20 year benefit period (26 year benefit period for contracts issued in New York) the GMAB value equals the amount of purchase payments you made to the contract during the first two contract years multiplied by two and adjusted for withdrawals.

If B is greater than A, then we will credit your contract value with the difference. If B is equal to or less than A, we will not credit your contract value.

If any purchase payments were made after the first two contract years, then we adjust the calculation by determining what percentage of all purchase payments were made in the first two contract years and then we multiply A by that percentage. See “Appendix D – Guaranteed Minimum Accumulation Benefit Examples – Example 4.”

If we previously applied a reset, then your GMAB credit equals the difference between:

X)	your contract value at the end of the benefit period; and

Y)	the GMAB Value. The GMAB Value equals your contract value as of the most recent reset adjusted for subsequent withdrawals.

If Y is greater than X, then we will credit your contract value with the difference. If Y is equal to or less than X, we will not credit your contract value.

If any purchase payments were made after the most recent reset, we multiply X by the following percentage:

i)	your contract value as of the most recent reset; divided by

ii)	your contract value as of the most recent reset plus any subsequent purchase payments.

Adjustment for Withdrawals.  For all benefit periods, the adjustment for withdrawals is calculated as follows:

•	the withdrawal amount, including any applicable charges; divided by

•	your contract value immediately prior to the withdrawal; with the result multiplied by

•	the most recently calculated GMAB value.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMAB value.

What Happens at the End of the Benefit Period? At the end of the benefit period, we calculate the GMAB value and the GMAB credit. We credit your contract value if the GMAB credit is greater than zero. Any credit to your contract value will be applied the first business day after the end of the benefit period.

For additional information see “Appendix D – Guaranteed Minimum Accumulation Benefit Examples.”

Payment of Any Credit.  Any credit paid due to your election of GMAB will be applied proportionally to the funds you are invested in when we apply the credit. If you are not invested in any funds at that time, we will automatically apply the credit to a money market fund. Electing GMAB does not guarantee a credit will be paid.

Cost of the GMAB.  If you elect the GMAB, we will deduct an additional charge from your contract value. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.45% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); and 0.35% (for contracts issued prior to 9/1/2006). This charge will never be greater than 1.00%. There is no additional charge for the reset option on the 10 year GMAB feature. If you elect to discontinue the GMAB and its associated benefit, the charge will be discontinued when we receive your request in good order, and we will apply a proportionate credit of the remaining prepaid charge to your contract value. For additional detail on charges for this feature see “Additional Features – Charges for Additional Features.”

How to Elect the GMAB.  To elect the GMAB, you must:

•	elect the GMAB at the time your contract is issued; and

•	elect to participate in an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Additionally, at the time we issue your contract, you must meet the age requirements as follows:

To elect the 10 year benefit period you must not have attained age 90 (age 80 for contracts issued in New York).

To elect the 20 year benefit period (26 year benefit period for contracts issued in New York) you must not have attained age 80 (age 64 for contracts issued in New York).

Once we issue your contract, you cannot elect the GMAB.

Canceling the GMAB.  We will terminate your election of the GMAB on the business day we receive our fully completed form at our Service Center. We will apply a proportionate credit of the remaining prepaid charge to your contract value. Once the GMAB is terminated, it cannot be re-elected.

Important GMAB Considerations.  This benefit may not be appropriate for all contract owners. You should understand the GMAB completely before you elect this benefit feature. Please consult with a qualified financial professional when you are evaluating the GMAB and all other aspects of the contract.

The GMAB does not in any way guarantee the performance of any of the investment choices available under this contract.

The restriction in the amount and type of investment choices that are available to you under the GMAB is intended to help us manage the risk that we will be required to make payments to you under the GMAB.

Consult a tax adviser before considering the GMAB in conjunction with a tax-qualified contract because any IRS minimum distribution requirements may negatively impact the benefit.

Because the charge for the GMAB is a percentage of your contract value, any purchase payments made after the second contract year could increase the cost of the GMAB, without a corresponding increase in the benefit.

Withdrawals will negatively impact the GMAB value. See “Appendix D – Guaranteed Minimum Accumulation Benefit Examples – Example 3.”

MassMutual Lifetime Income Protector

Available to contracts issued on or after 1/11/2010, subject to state availability. Certain aspects of this feature may vary by state.

See sub-section “Cost of MassMutual Lifetime Income Protector” for detail about charges for this feature.

Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Income Protector. Changes to the beneficiary may reduce the value of the benefit.

Excess withdrawals will reduce and may eliminate the value of the guarantees provided by this feature. See “Appendix H – MassMutual Lifetime Income Protector Examples – Example 5.”

What is MassMutual Lifetime Income Protector?  MassMutual Lifetime Income Protector is an optional feature you can add to your contract for an additional charge. MassMutual Lifetime Income Protector provides that even if your contract value is reduced to zero you will receive a guaranteed minimum level of income for the life of the “covered person(s),” generally you or you and your spouse. Lifetime income is distributed through annual withdrawals from your contract value. If your contract value is reduced to zero, then lifetime income is distributed through settlement payments, provided the terms and conditions of the feature are met.

MassMutual Lifetime Income Protector may not be appropriate for you if you are interested in maximizing the contract’s potential for long-term accumulation and tax deferral rather than taking current withdrawals and ensuring a stream of income for life.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Election at Contract Issue.  To elect MassMutual Lifetime Income Protector at the time we issue your contract:

1)	your initial purchase payment must be $25,000 or greater;

2)	the younger covered person must be under age 76;

3)	your contract must be issued in a state where we offer MassMutual Lifetime Income Protector; and

4)	you must allocate your purchase payment to an approved asset allocation program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

If you elect MassMutual Lifetime Income Protector, you cannot elect the Annual Ratchet Death Benefit or a Guaranteed Minimum Accumulation Benefit.

Election After Contract Issue.  Currently, if we issued your contract after September 14, 2009 and MassMutual Lifetime Income Protector was not available to elect on your application, then you will be eligible to make your election after we issue your contract, subject to the following:

1)	your contract value must be $25,000 or greater on the date we receive your election request in good order;

2)	the younger covered person must be under age 76 on the date we receive your election request in good order; and

3)	we must receive your election request on our form at our Service Center within sixty calendar days after the date we offer MassMutual Lifetime Income Protector in the state where your contract was issued.

If you meet all the requirements for election after contract issue, but we did not issue your contract within sixty days of the feature becoming available solely because we were waiting for additional funds relating to an Internal Revenue Code Section 1035 exchange or qualified transfer, then we amend (3) to read as follows: we must receive your election request on our form at our Service Center within sixty calendar days after the date we issue your contract.

We reserve the right to modify or terminate this program at any time without notice.

You cannot elect MassMutual Lifetime Income Protector if your contract has a) a current election of the Annual Ratchet Death Benefit; b) a current election of a Guaranteed Minimum Accumulation Benefit; and/or c) contract value in a fixed account.

When you elect MassMutual Lifetime Income Protector we will cancel any transfer programs you currently participate in and require you to transfer your contract value into an approved asset allocation program. If you are participating in the systematic withdrawal program (SWP) when you elect this feature, we will cancel the SWP because early withdrawals have a negative impact on the feature.

Covered Person(s).  If you have the single life version, one covered person will be named. If you have the joint life version, two covered persons will be named. The younger covered person must be under age 76 when MassMutual Lifetime Income Protector is elected. The covered person(s) is significant because:

1)	the life of the covered person(s) is used to determine the amount and duration of lifetime income; and

2)	the income eligibility date is based in part on the younger covered person’s age.

Single Life Version and Covered Person Requirements.  The single life version can only be elected if your contract is a non-qualified contract, non-qualified deferred compensation contract (non-457) or an Individual Retirement Annuity, including traditional, SEP, Simple, Roth or Custodial IRAs.

•	If your contract is individually owned, the covered person must be the owner.

•	If the owner is a non-natural person, the covered person must be the annuitant.

•	If there are joint owners, they must be spouses and sole primary beneficiaries. The covered person is the first named owner on the application.

Joint Life Version and Covered Person Requirements.  The joint life version can only be elected if your contract is a non-qualified contract or an Individual Retirement Annuity, including traditional, SEP, Simple or Roth, excluding Custodial IRAs. If the contract is sold as a non-qualified contract with a trust ownership, the trust must be a grantor trust.

•	If your contract is individually owned, the covered person must be the owner. The second covered person must be the spouse of the owner and sole primary beneficiary.

•	If the owner is a non-natural person, the covered person must be the annuitant. The second covered person must be the spouse of the annuitant and the sole primary beneficiary.

•	If there are joint owners, the covered persons must be spouses, joint owners and sole primary beneficiaries.

Change from Joint Life to Single Life.  We only allow a change from the joint life version to the single life version if:

1)	the change is due to the death of a covered person or a change in marital status of a covered person due to a divorce;

2)	the change is made prior to the income start date; and

3)	we receive notification in good order before the income start date.

When we change the joint life version to the single life version we base the income percentage on the remaining covered person’s age as of the income start date using the single life income percentages. The income eligibility date will be based on the remaining covered person’s age.

We do not allow a change from the single life version to the joint life version.

Important Terms

Income Eligibility Date.  On and after the income eligibility date you can elect to commence withdrawals of the annual income amount. The income eligibility date is the later of:

1)	the contract anniversary when the younger covered person is age 60; and

2)	your fifth contract anniversary following the date we add MassMutual Lifetime Income Protector to your contract.

Income Start Date.  The income start date is the date of the first withdrawal on or after the income eligibility date. It is also the date we require you to elect the SWP and commence automated withdrawals of the annual income amount.

Annual Income Amount.  We calculate the annual income amount on the income eligibility date and on each subsequent contract anniversary. The annual income amount equals the applicable income percentage multiplied by your contract value on your most recent contract anniversary. Withdrawals of the annual income amount are not subject to any contingent deferred sales charge.

The annual income amount will vary each contract year, but it will never be less than the guaranteed income floor.

Guaranteed Income Floor.  The guaranteed income floor is the minimum annual income amount available each contract year on or after the income eligibility date. In addition, the guaranteed income floor is the amount that will be distributed if your contract moves to the settlement phase.

We calculate the guaranteed income floor on the income eligibility date, on each subsequent contract anniversary prior to the settlement phase, and after any excess withdrawal. We calculate the guaranteed income floor by multiplying the applicable income percentage by the income base. Once your contract enters the settlement phase the guaranteed income floor no longer changes.

Income Base.  We use the income base to calculate the guaranteed income floor. The income base is not available to withdraw. The income base can never exceed $5,000,000.

The income base is equal to:

1)	your contract value on the date we add MassMutual Lifetime Income Protector to your contract;

2)	plus any additional purchase payments received after the date we add the feature to your contract, but prior to your second contract anniversary;

3)	adjusted for excess withdrawals. We explain the adjustment for excess withdrawals under “MassMutual Lifetime Income Protector – Excess Withdrawals and the Income Base.”

Income Percentage.  The initial income percentage is based on the younger covered person’s age on the income start date. On any subsequent contract anniversary the income percentage will be increased if on that contract anniversary:

1)	your contract value (less any purchase payments made more than two years after your contract issue date) is greater than the income base; and

2)	the income percentage based on the age of the younger covered person is greater than your current income percentage. On any contract anniversary following the death of the younger covered person we will use the age of the surviving covered person.

The income percentage will never decline.

Single Life Version		Joint Life Version
Age	Income Percentage	Age	Income Percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 69	4.5%	65 – 69	4.0%
70 – 74	5.0%	70 – 74	4.5%
75 – 79	5.5%	75 – 79	5.0%
80 – 84	6.0%	80 – 84	5.5%
85 and over	6.5%	85 and over	6.0%

Excess Withdrawals.  Excess withdrawals are defined as:

1)	any withdrawal prior to the income eligibility date including:

a)	amounts withdrawn under Internal Revenue Code (Code) required minimum distribution (RMD) rules; and
b)	amounts withdrawn in accordance with the contract’s free withdrawal provision described in “Expenses – Free Withdrawals;” and

2)	the portion of any withdrawal on or after the income eligibility date that causes the total withdrawn in a contract year to exceed the current annual income amount. This includes any amount withdrawn in accordance with the contract’s free withdrawal provision that exceeds the current annual income amount.

Exception for RMDs. Any withdrawal taken on or after the income eligibility date to satisfy RMD rules which is in excess of the annual income amount will not be treated as an excess withdrawal provided the following conditions are met:

a)	it must be taken as part of our RMD program;

b)	the RMD amount must be calculated using only the assets held under this contract;

c)	the RMD must be for the current calendar year; and

d)	in any one contract year, RMD withdrawals for only a single calendar year can be taken.

We will not contact you before processing your request for an excess withdrawal. To determine your annual income amount contact your registered representative or call our Service Center at the number shown on page 1 of this prospectus.

How MassMutual Lifetime Income Protector Works

Once you elect MassMutual Lifetime Income Protector you can make two types of withdrawals from your contract value:

•

Withdrawals of the Annual Income Amount. These withdrawals cannot begin before the income eligibility date. Once begun, these withdrawals continue until your contract value reduces to zero. If at that time the settlement phase begins, we will provide annual settlement payments until death of the last surviving covered person. See “MassMutual Lifetime Income Protector – Settlement Phase.”

•	Excess withdrawals. Excess withdrawals may be taken at any time. They will reduce, and may eliminate, the value of the guarantees provided by this feature.

Your withdrawals are taken from your contract value unless your contract enters the settlement phase, in which case we use our own assets to make settlement payments to you. See “MassMutual Lifetime Income Protector – Settlement Phase.”

Examples.  For examples of how the feature works see “Appendix H – MassMutual Lifetime Income Protector Examples.”

Withdrawals of the Annual Income Amount.  You can commence withdrawals of the annual income amount on or after the income eligibility date. Withdrawals of the annual income amount must be automated through the SWP. You cannot stop the SWP of the annual income amount once it begins. The annual income amount withdrawals are taken from your contract value.

Negative Impact of Excess Withdrawals.  In addition to reducing your contract value, each excess withdrawal immediately reduces the income base and the guaranteed income floor.

All excess withdrawals are subject to any applicable contingent deferred sales charge.

Excess Withdrawals and the Income Base.  An excess withdrawal reduces the income base in direct proportion to the contract value reduction for the amount of the excess withdrawal.

The following formula shows the impact of an excess withdrawal on the income base.

A =	B x (C/D)

Where:

•	A is the income base after the excess withdrawal;

•	B is the income base immediately prior to the excess withdrawal;

•	C is your contract value immediately after the excess withdrawal; and

•	D is your contract value immediately prior to the excess withdrawal.

If only a portion of a withdrawal is an excess withdrawal, we will first reduce your contract value by the non-excess withdrawal portion and your income base will remain the same. We will then reduce your contract value by the excess withdrawal portion and adjust the income base using the formula above.

Impact of a Request to Apply All or a Portion of Your Contract Value to an Annuity Option.  We consider a request to apply all or a portion of your contract value to an annuity option as a withdrawal for the purposes of calculation of the income base, guaranteed income floor and annual income amount.

Impact of Withdrawals on the Death Benefit.  If you are participating in MassMutual Lifetime Income Protector and the Basic Death Benefit, when you make withdrawals we will reduce the value of the death benefit as described in “Death Benefit – Basic Death Benefit – (Version 9/1/07).” Any withdrawal will lower your contract value. Therefore, if you are participating in the Contract Value Death Benefit any withdrawal will reduce the death benefit. See “Additional Features – Contract Value Death Benefit.”

Withdrawals Before the Income Eligibility Date.  Any withdrawal, including RMDs, taken prior to the income eligibility date is an excess withdrawal. Such withdrawal:

1)	is subject to any applicable contingent deferred sales charge;

2)	reduces your contract value;

3)	reduces the income base;

4)	reduces the guaranteed income floor;

5)	reduces any future annual settlement payments; and

6)	reduces the death benefit.

Withdrawals On or After the Income Eligibility Date

Requesting the First Withdrawal.  The date of your first withdrawal is the income start date. At the time of your first withdrawal we require you to elect the SWP even if you do not want to utilize it for the first withdrawal. You cannot stop the SWP of the annual income amount once it begins.

SWP and the Annual Income Amount.  When you elect the SWP you will establish a withdrawal frequency (monthly, quarterly, semi-annually or annually) for the annual income amount. If the withdrawals are RMDs, the scheduled frequency must be annual.

We apportion the annual income amount for the frequency you elect. For example, if you elect an annual frequency the first SWP withdrawal will be 100% of the annual income amount; if you elect a monthly frequency the first SWP withdrawal will be 1/12 of the annual income amount.

If the income start date is not on your contract anniversary, we will prorate the number of SWP withdrawals based on the scheduled frequency elected. For example: a) you request a monthly frequency; b) the annual income amount is $12,000; c) the income start date occurs on the sixth month of a contract year. Therefore, in that contract year there will be seven monthly withdrawals of $1,000. We will not require that you withdraw the remaining $5,000 of the annual income amount. In each subsequent contract year we will require that you withdraw the entire annual income amount.

Withdrawals Outside of the SWP.  If you make withdrawals outside of the SWP, we will count those towards the annual income amount. If the entire annual income amount is withdrawn prior to the next contract anniversary, we will halt the SWP for the remainder of the current contract year. Any subsequent withdrawals prior to the next contract anniversary will be treated as excess withdrawals. Upon the next contract anniversary we will recalculate the annual income amount and the SWP will commence, based on the frequency previously established.

Any portion of a withdrawal that exceeds the annual income amount will be considered an excess withdrawal. The only exception to this rule is made for certain RMDs which meet specific criteria described in “MassMutual Lifetime Income Protector – Important Terms – Excess Withdrawals.”

Settlement Phase.  Your contract will enter the settlement phase if:

1)	your contract value is reduced to zero; and

2)	the guaranteed income floor is greater than zero.

When your contract enters the settlement phase:

a)	the remaining annual income amount for that contract year is paid in accordance with the frequency previously selected;

b)	beginning on the next contract anniversary settlement payments will be paid each contract year until the last surviving covered person dies;

c)	all other rights and benefits under your contract, including any applicable death benefit, will terminate and additional purchase payments will not be accepted; and

d)	we will no longer deduct the charge for MassMutual Lifetime Income Protector.

Amount of Settlement Payments.  The annual amount of settlement payments will equal the guaranteed income floor amount calculated on the date the contract enters the settlement phase. We report settlement payments as annuity payments for tax reporting purposes.

Frequency of Settlement Payments.  You can request settlement payments be paid monthly, quarterly, semi-annually or annually. If any payment is less than $100, we reserve the right to change the payment basis to equivalent quarterly, semi-annual or annual payments or to provide an equivalent cash lump sum.

Latest Permitted Annuity Start Date.  The latest permitted annuity start date is defined in “Income Phase – Annuity Payment Start Date.” Once the latest permitted annuity start date is reached you must elect one of the following:

1)	Apply your contract value to one of the annuity options described in “The Income Phase – Annuity Options.”

2)	Apply your contract value to receive payments for the life of the covered person(s). These payments will be the greater of the guaranteed income floor or the annual amount that the contract value will provide under:

a)	a life fixed annuity for the single life version; or

b)	a joint and last survivor fixed annuity for the joint life version.

3)	Terminate your contract by taking a full withdrawal of your contract value.

Payment of the Contract’s Death Benefit and MassMutual Lifetime Income Protector.  If you have a current election of MassMutual Lifetime Income Protector and a death benefit is paid from the contract, there will be one of several outcomes:

1)	If the beneficiary takes the death benefit in a lump sum under the terms of the contract, the contract will terminate and MassMutual Lifetime Income Protector will no longer be in effect.

2)	If the beneficiary does not take the death benefit in a lump sum, then:

a)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is the last surviving covered person, MassMutual Lifetime Income Protector will no longer be in effect. If the beneficiary is the covered person’s spouse, he or she may continue the contract without MassMutual Lifetime Income Protector.

b)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is not the last surviving covered person, MassMutual Lifetime Income Protector will continue provided the covered person continues the contract pursuant to Code Sections 72(s)(3) or 401(a)(9).

The right to continue the contract by a surviving spouse can only be exercised once while the contract is in effect.

Currently federal tax law only recognizes spouses if they are married individuals of the opposite sex. A tax adviser should be consulted to determine proper federal and state tax treatment of any of the transactions described above.

Allocation Restrictions.  If you elect MassMutual Lifetime Income Protector, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” You cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Purchase Payment Limits.  We reserve the right to limit total purchase payments after the first contract year to $100,000.

Cost of MassMutual Lifetime Income Protector.  If you elect MassMutual Lifetime Income Protector, we will deduct a charge from your contract value. The charge is equal, on an annual basis, to a percentage of the income base as of the date the charge is deducted. Currently, the charge is 0.95%. We may increase this charge at any time, but the charge will never exceed 1.95%. While the feature is in effect we will deduct the charge quarterly in arrears. The charge will commence on the first contract year quarter following the date we add MassMutual Lifetime Income Protector to your contract. This charge will end on the earlier of the date your contract enters the settlement phase or the date MassMutual Lifetime Income Protector is terminated.

Termination of MassMutual Lifetime Income Protector.  You cannot cancel this feature, however, it will terminate upon the earliest of the following dates:

1)	when your full contract value is applied to an annuity option;

2)	when an excess withdrawal reduces your contract value to zero;

3)	when you request we cancel the contract;

4)	when the contract is assigned;

5)	when the owner is changed, if the contract is individually owned;

6)	when the annuitant is changed, if the owner is a non-natural person;

7)	when there is no longer a surviving covered person;

8)	when a death benefit is payable and the beneficiary takes the death benefit as a lump sum under the terms of the contract;

9)	when a surviving covered person does not continue the contract upon death of a contract owner.

Once terminated the feature cannot be re-elected.

Important Considerations

Once you elect MassMutual Lifetime Income Protector you cannot cancel the feature.

You cannot stop the systematic withdrawal program of the annual income amount once it begins.

You should not elect MassMutual Lifetime Income Protector if you have a need to take withdrawals, including RMDs, before the income eligibility date, because early withdrawals have a negative impact on the feature. After the income eligibility date, excess withdrawals will reduce and may eliminate the value of the guarantees provided by MassMutual Lifetime Income Protector. Excess withdrawals include RMDs that exceed the annual income amount and do not meet specific criteria. See “MassMutual Lifetime Income Protector – Important Terms – Excess Withdrawals.”

The free withdrawal provision described in “Expenses – Free Withdrawals” is available without an additional charge. It allows you to annually withdraw a percentage of your contract value without incurring a contingent deferred sales charge. Before electing MassMutual Lifetime Income Protector compare its benefits to those of the free withdrawal provision to determine if MassMutual Lifetime Income Protector is worth the additional charge.

Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Income Protector.

Currently federal tax law only recognizes spouses if they are married individuals of the opposite sex. Therefore, when the contract is continued after the death of a same-sex spouse adverse tax consequences may result from both continuing the contract and continuing MassMutual Lifetime Income Protector.

If you elect MassMutual Lifetime Income Protector, we limit the investment choices available to you for the life of the contract.

The restriction in the amount and type of investment choices that are available to you under MassMutual Lifetime Income Protector is intended to help us manage the risk that we will be required to make payments to you under the MassMutual Lifetime Income Protector.

Excess withdrawals will reduce and may eliminate the value of the guarantees provided by this feature.

Additional purchase payments after the second contract year will not increase the value of the guarantees provided by this feature.

Election of this feature does not in any way guarantee the performance of any of the investment choices available under this contract.

Before electing MassMutual Lifetime Income Protector consult with a qualified financial professional to discuss this feature and all other aspects of the contract.

Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice, and may not be relied upon for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company. MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General. Annuity contracts are a means of both setting aside money for future needs - usually retirement - and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification. Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets. For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Non-Qualified Contracts. Your contract is referred to as a non-qualified contract if you purchase the contract as an individual and not under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.

Qualified Contracts. Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment.

Individual Retirement Annuities.  Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” For 2013, IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SEP IRAs.  Code Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of i) $51,000 or ii) 100% of compensation (a maximum of $255,000 of compensation may be considered) for 2013. The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

SIMPLE IRAs.  Code Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement. Employers can make contributions to the plan through either matching contributions or non-elective contributions. For 2013, an employee’s annual elective salary reduction contributions are limited to the lesser of $12,000 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $2,500 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $17,500 or 100% of compensation in 2012). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.

Roth IRAs.  Code Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. For 2013, Roth IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Distributions” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans.  Code Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of i) $51,000 or ii) 100% of compensation or earned income (a maximum of $255,000 of compensation may be considered). An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $17,500, with an additional catch-up contribution of up to $5,500 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. For 2013, the annual benefit under a defined benefit plan is limited to i) 100% of compensation for a participant’s highest three years or ii) $205,000. Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

H.R. 10 Plans.  Code Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as Corporate Pension and Profit-Sharing Plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities.  Code Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs) under a section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of i) $55,000 or ii) 100% of includible compensation (a maximum of $255,000 of includible compensation may be considered). An employee’s elective salary reduction contributions are limited to $17,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts. You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an annuity payment.

Withdrawals.   The Code generally treats any withdrawal 1) allocable to investment in the contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and 2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your investment in the contract. The withdrawn earnings are subject to tax as ordinary income.

Annuity Payments.  Annuity payments occur as the result of the contract reaching its annuity start date. A portion of each annuity payment is treated as a partial return of your investment in the contract and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for annuity payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for annuity payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your investment in the contract are fully taxable.

The Code also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)	paid on or after you reach age 59 1⁄2;

2)	paid to your beneficiary after you die;

3)	paid if you become totally disabled (as that term is defined in the Code);

4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

5)	paid under an immediate annuity; or

6)	which come from investment in the contract made before 8/14/1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.

Multiple Contracts.  The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Tax Treatment of Assignments.  An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under Code Section 1041.

Distributions After Death of Owner. In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Code Section 72(s) requires that a) if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and b) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under Code Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1⁄2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

7)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)	certain qualified reservist distributions;

11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any non-taxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the individual of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions. Recently issued IRS regulations make significant changes to the requirements that must be met in order for a TSA plan to qualify under Code Section 403(b). Effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The Code limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1⁄2;

2)	has a severance from employment;

3)	dies;

4)	becomes disabled, as that term is defined in the Code; or

5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Required Minimum Distribution for Qualified Contracts. For qualified contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1⁄2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your contract is held as a Roth IRA, there are no required minimum distributions during your life. However, upon your death your beneficiary is subject to required minimum distribution requirements. Any remaining interest must be distributed within 5 years or over your beneficiary’s life expectancy. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Partial Annuitization. The ability to apply only a portion of your contract value to an annuity option is commonly referred to as “partial annuitization” or “partially annuitizing.” Federal tax law provides favorable tax treatment of partial annuitization of a non-qualified annuity contract under certain circumstances. There may be tax consequences, possibly significant, to partially annuitizing a qualified contract. You should consult a tax adviser before electing to partially annuitize your contract.

Partial Annuitization of Non-Qualified Contracts. As part of the Small Business Jobs Act of 2010, Code Section 72 was amended to provide that if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, the portion of the contract that is annuitized will be treated as a separate contract and annuity payments received as a result of the partial annuitization will be treated as amounts received as an annuity instead of withdrawals, and given exclusion ratio treatment. The exclusion ratio is calculated by allocating the current investment in the contract between the amount applied to the annuity option and the remaining portion of the original contract.

If the annuity option you elect does not meet one of the two above-described criteria, we will report all payments from your contract, whether from the annuitized or the deferred portions of the contract value, to the IRS as a distribution with the taxable amount not determined beginning with the date of the partial annuitization. It is your responsibility to document to the IRS how much, if any, of a distribution is allocable to cost basis.

Partial Annuitization of Qualified Contracts. If you elect to apply only a portion of your qualified annuity contract value to an annuity option, we will treat the annuitized and non-annuitized portions of your contract as separate contracts for purposes of applying the required minimum distribution (RMD) rules of Code Section 401(a)(9) and the regulations thereunder. The IRS has not yet published guidance on the computation of the RMD for payments received as the result of a partial annuitization. If the IRS were to take the position that the annuitized and non-annuitized portions are not separate contracts for RMD purposes, your distributions may not be sufficient to meet your RMD in the year of the partial annuitization and subsequent years. Failure to satisfy the RMD rules in any year could subject you to a penalty equal to 50% of the amount that should have been distributed but was not. If your qualified contract contains after-tax money (i.e. has a cost basis), we will allocate that cost basis pro-rata between the annuitized and non-annuitized portions. Because the IRS has not published guidance as to what portion of any payment made under the annuity option represents a non-taxable return of cost basis and what portion is taxable, this treatment may understate or overstate income in any given year. If you misstate your income, the IRS may impose tax penalties and interest. You should consult a tax or legal adviser to discuss these risks before electing a partial annuitization of your qualified deferred annuity contract.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal of the contract; or ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Section 1035 Tax Free Exchanges. Code Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to annuity payments that are based on life expectancy or on a period certain of 10 or more years. You should consult a tax adviser before entering into any 1035 exchange.

Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.

Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the income phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the income phase and the contract or the resulting annuity payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.

Income Tax Reporting and Withholding. Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) hardship distributions from a 401(k) plan or a tax-sheltered annuity. You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding. Under certain circumstances, the Code may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Hospital Insurance Tax. Effective for tax years beginning after December 31, 2012, a Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under proposed regulations issued in 2012, it appears that the taxable portion of any distribution from a non-qualified annuity contract – including surrenders, withdrawals, and annuity payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Taxpayers may rely on the proposed regulations for purposes of compliance with the tax until the effective date of final regulations. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your contract.

Non-Resident Aliens and Foreign Entities. Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Same-Sex Marriage. Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

Non-Natural Owner. When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

State versus Federal Tax. On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, may range up to 8.0% of purchase payments made to a contract and/or 1.50% of contract value annually. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Special Arrangements

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission of Application Information

Upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Service Center for more information.

Assignment

In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record.

Voting Rights

We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.

If, pursuant to the Securities and Exchange Commission’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date payment is made of the entire contract value; 3) the date of the last payment upon death to the last beneficiary; or 4) the date your contract is returned under the right to examine contract provision. In addition, in most states we reserve the right to terminate your contract if no purchase payment has been made for at least two consecutive years measured from the date we received the last purchase payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your contract: your contract value less any premium tax deducted; your contract withdrawal value; and the sum of all purchase payments made into your contract adjusted for any partial withdrawals.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our Ability to Make Payments Under the Contract

Our Claims-Paying Ability. Our “claims-paying ability” is our ability to meet any contractual obligation we have to pay-out amounts under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.

Obligations of Our Separate Account. Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account. Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.

Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act and the Securities and Exchange Commission staff has not reviewed the disclosures in this prospectus that relate to the general account. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Our Financial Statements

We encourage both existing and prospective owners to read and understand our financial statements. Our audited statutory financial statements and those of the separate account are included in the Statement of Additional Information (SAI). You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the separate account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the separate account, or the ability of the Company to meet its obligations under the contracts. However, it is possible that an unfavorable resolution of one or more pending litigation or regulatory matters could materially affect the Company’s operating results or cash flow in a particular quarterly or annual period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for such period.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:

1)	Assignment of Contract

2)	Distribution

3)	Purchase of Securities Being Offered

4)	Accumulation Units and Unit Value

5)	Transfers During the Income Phase

6)	Payment of Death Benefit

7)	Annuity Payments

8)	Experts

9)	Financial Statements

To:	MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Transitions SelectSM (AN3503SAI).

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values Pre-2008 Version (for contracts applied for prior to 9/8/08 or in states where the 2008 Version was unavailable)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
Calvert Social Balanced	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$11.28	$10.81	$10.00	(a)
Fidelity VIP Contrafund	16.91	14.69	15.24	13.16	9.81	17.26	14.85	13.45	11.65	10.00	(a)
ING Clarion Global Real Estate	12.56	10.11	10.80	9.42	7.14	10.12	12.24	—	—	10.00	(b)
Invesco V.I. Diversified Dividend	6.36	5.42	5.60	5.14	4.08	10.17	13.23	11.50	11.00	10.00	(a)
Invesco V.I. Global Health Care	15.47	12.94	12.60	12.10	9.59	13.59	12.29	11.82	11.07	10.00	(a)
Invesco V.I. Technology	15.43	14.03	14.94	12.46	8.01	14.60	13.71	12.56	12.45	10.00	(a)
Ivy Asset Strategy	10.49	—	—	—	—	—	—	—	—	10.00	(p)
Janus Aspen Balanced	—	—	—	—	—	—	—	11.59	10.90	10.00	(a)
MFS Investors Trust	—	—	—	—	—	—	—	12.10	11.42	10.00	(a)
MFS New Discovery	—	—	—	—	—	—	—	13.12	12.62	10.00	(a)
MML Aggressive Allocation	11.48	10.04	10.35	9.02	6.81	—	—	—	—	10.00	(d)
MML Asset Allocation	—	11.61	11.55	10.37	8.97	13.02	13.02	11.64	10.80	10.00	(a)
MML Balanced Allocation	11.88	10.69	10.63	9.54	7.81	—	—	—	—	10.00	(d)
MML Blend	15.14	13.60	13.12	11.80	9.90	12.96	12.38	11.21	10.85	10.00	(a)
MML Blue Chip Growth	15.40	13.17	13.14	11.44	8.13	14.29	12.83	11.87	11.34	10.00	(a)
MML China	13.61	10.99	13.75	13.32	7.92	—	—	—	—	10.00	(e)
MML Concentrated Growth	—	9.75	9.93	8.80	6.25	15.75	13.85	13.26	11.93	10.00	(a)
MML Conservative Allocation	12.17	11.05	10.90	9.85	8.23	—	—	—	—	10.00	(d)
MML Core Allocation	11.38	10.31	10.45	9.68	7.86	—	—	—	—	10.00	(e)
MML Emerging Growth	—	11.41	12.35	9.97	8.99	15.67	13.45	12.93	12.97	10.00	(a)
MML Enhanced Index Core Equity	—	12.12	11.95	10.59	8.63	13.93	13.49	11.76	11.28	10.00	(a)
MML Equity	12.91	11.26	11.83	10.43	8.07	13.97	13.59	11.66	11.45	10.00	(a)
MML Equity Income	14.12	12.17	12.41	10.92	8.83	13.91	13.64	11.60	11.30	10.00	(a)
MML Equity Index	13.79	12.08	12.01	10.61	8.51	13.72	13.20	11.59	11.23	10.00	(a)
MML Focused Equity	10.33	—	—	—	—	—	—	—	—	10.00	(o)
MML Foreign	14.05	11.94	13.40	12.95	10.13	17.39	15.51	12.71	11.68	10.00	(a)
MML Fundamental Growth	9.67	—	—	—	—	—	—	—	—	10.00	(o)
MML Fundamental Value	10.24	—	—	—	—	—	—	—	—	10.00	(o)
MML Global	12.44	10.17	10.75	9.65	7.39	13.29	12.98	11.71	11.23	10.00	(a)
MML Growth	11.74	10.12	10.74	9.20	6.70	—	—	—	—	10.00	(e)
MML Growth & Income	11.80	9.99	10.29	9.34	7.40	12.50	12.68	11.66	11.16	10.00	(a)
MML Growth Allocation	11.63	10.27	10.44	9.19	7.17	—	—	—	—	10.00	(d)
MML High Yield	12.78	11.09	10.61	—	—	—	—	—	—	10.00	(k)
MML Income & Growth	12.68	11.46	10.97	9.94	8.52	13.21	13.46	11.64	11.26	10.00	(a)
MML Inflation-Protected and Income	14.09	13.33	11.88	11.28	10.26	10.86	10.21	10.24	10.20	10.00	(a)
MML International	10.64	9.17	10.83	10.26	7.27	—	—	—	—	10.00	(e)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML Large Cap Growth	$13.37	$11.68	$12.26	$10.44	$8.01	$13.70	$12.20	$11.78	$11.28	$10.00	(a)
MML Large Cap Value(m)	12.75	11.40	12.00	10.80	8.37	13.94	13.53	11.99	11.11	10.00	(a)
MML Managed Bond	14.47	13.84	13.05	12.34	11.33	11.19	10.57	10.28	10.17	10.00	(a)
MML Mid Cap Growth	13.65	12.13	12.43	9.81	6.83	11.56	10.00	—	—	10.00	(b)
MML Mid Cap Value	16.60	14.39	14.65	12.34	9.58	12.83	13.29	11.51	11.09	10.00	(a)
MML Moderate Allocation	11.87	10.61	10.62	9.47	7.61	—	—	—	—	10.00	(d)
MML Money Market	9.63	9.74	9.86	9.97	10.08	—	—	—	—	10.00	(d)
MML NASDAQ-100®	—	15.89	15.58	13.17	8.66	15.06	12.83	12.17	12.16	10.00	(a)
MML Oppenheimer Small Company Opportunities(g)	—	—	—	7.63	8.39	14.05	15.30	13.41	12.24	10.00	(a)
MML Short-Duration Bond	10.59	10.42	10.21	—	—	—	—	—	—	10.00	(k)
MML Small Cap Growth Equity	16.67	14.87	15.87	13.13	9.60	15.80	14.58	13.53	12.28	10.00	(a)
MML Small Cap Index	—	14.66	14.74	11.87	9.62	14.18	14.43	12.68	12.31	10.00	(a)
MML Small Company Value	17.01	14.97	15.38	12.90	—	—	—	—	—	10.00	(j)
MML Small/Mid Cap Equity(n)	14.51	12.40	12.82	10.51	7.79	12.75	13.06	11.96	12.14	10.00	(a)
MML Small/Mid Cap Value	14.20	12.06	13.19	10.52	7.46	12.23	15.15	12.79	11.91	10.00	(a)
MML Strategic Emerging Markets	12.42	10.84	14.14	12.25	6.91	—	—	—	—	10.00	(e)
MML T. Rowe Price Growth Equity(h)	—	—	—	7.29	6.68	11.79	11.43	11.35	11.06	10.00	(a)
MML Total Return	10.42	—	—	—	—	—	—	—	—	10.00	(o)
Oppenheimer Balanced(i),(r)	10.65	9.59	9.64	8.63	7.16	12.82	12.50	11.38	11.09	10.00	(a)
Oppenheimer Capital Appreciation	12.74	11.30	11.56	10.69	7.48	13.89	12.31	11.54	11.12	10.00	(a)
Oppenheimer Global Securities(s)	17.35	14.47	15.97	13.93	10.08	17.05	16.22	13.95	12.36	10.00	(a)
Oppenheimer Global Strategic Income	15.69	13.98	14.02	12.33	10.50	12.38	11.42	10.75	10.60	10.00	(a)
Oppenheimer High Income(i),(q)	—	3.26	3.37	2.97	2.40	11.38	11.53	10.66	10.55	10.00	(a)
Oppenheimer International Growth	19.60	16.23	17.68	15.58	11.32	19.97	17.94	13.88	12.32	10.00	(a)
Oppenheimer Main Street	13.84	11.98	12.12	10.56	8.33	13.69	13.26	11.67	11.15	10.00	(a)
Oppenheimer Money(c)	10.63	10.75	10.87	11.00	11.09	10.91	10.51	10.16	10.01	10.00	(a)
Oppenheimer Small- & Mid-Cap Growth(t)	13.66	11.87	11.87	9.42	7.19	14.28	13.58	13.35	12.04	10.00	(a)
PIMCO CommodityRealReturn Strategy	10.39	10.00	10.94	8.91	6.36	11.46	9.42	—	—	10.00	(b)
Scudder VIT EAFE Equity Index	—	—	—	—	—	—	—	—	11.91	10.00	(a)

Accumulation Units Outstanding Pre-2008 Version (for contracts applied for prior to 9/8/08 or in states where the 2008 Version was unavailable)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Calvert Social Balanced(a)	—	—	—	—	—	—	—	63,078	300
Fidelity VIP Contrafund(a)	9,793,730	10,919,548	11,562,511	12,595,080	13,646,245	11,836,773	8,386,549	3,921,539	222,684
ING Clarion Global Real Estate(b)	285,449	321,004	340,882	356,596	343,037	307,989	141,980	—	—
Invesco V.I. Diversified Dividend(a)	215,279	179,311	200,659	227,467	188,945	49,392	42,812	24,976	396

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Invesco V.I. Global Health Care(a)	112,498	101,564	105,504	109,957	109,352	81,276	67,816	42,958	909
Invesco V.I. Technology(a)	100,453	98,922	109,045	124,337	90,551	105,684	39,306	16,005	4,017
Ivy Asset Strategy(p)	510	—	—	—	—	—	—	—	—
Janus Aspen Balanced(a)	—	—	—	—	—	—	—	156,110	3,894
MFS Investors Trust(a)	—	—	—	—	—	—	—	33,237	2,161
MFS New Discovery(a)	—	—	—	—	—	—	—	44,652	8,908
MML Aggressive Allocation(d)	2,104,951	2,278,432	2,369,254	2,480,975	2,547,617	—	—	—	—
MML Asset Allocation(a)	—	1,525,071	1,693,223	1,798,982	1,885,969	1,946,204	1,401,770	797,754	40,904
MML Balanced Allocation(d)	6,626,641	6,704,012	7,003,736	7,317,130	7,011,950	—	—	—	—
MML Blend(a)	760,268	462,286	446,689	437,402	347,039	320,428	276,101	28,905	411
MML Blue Chip Growth(a)	712,435	641,532	673,563	754,728	660,384	504,145	350,689	171,208	9,525
MML China(e)	43,287	53,148	58,377	65,452	7,373	—	—	—	—
MML Concentrated Growth(a)	—	352,473	383,731	424,244	454,773	311,907	137,667	75,870	1,942
MML Conservative Allocation(d)	6,550,100	6,311,911	5,788,158	5,619,414	4,257,777	—	—	—	—
MML Core Allocation(e)	764,966	748,653	850,551	673,503	317,066	—	—	—	—
MML Emerging Growth(a)	—	116,349	126,158	139,362	129,115	106,026	54,170	20,338	633
MML Enhanced Index Core Equity(a)	—	96,689	97,927	104,024	105,405	105,320	84,354	10,733	0
MML Equity(a)	425,273	468,234	453,983	494,036	449,114	371,719	114,312	70,101	6,415
MML Equity Income(a)	10,021,249	11,469,576	12,061,168	12,867,602	13,153,239	12,928,621	8,423,559	4,202,242	252,278
MML Equity Index(a)	202,682	206,165	218,116	223,886	210,954	194,699	122,502	66,779	2,342
MML Focused Equity(o)	15,456	—	—	—	—	—	—	—	—
MML Foreign(a)	10,408,699	11,497,314	11,706,178	11,481,800	12,000,064	11,135,413	7,793,192	3,799,247	226,558
MML Fundamental Growth(o)	11,452	—	—	—	—	—	—	—	—
MML Fundamental Value(o)	—	—	—	—	—	—	—	—	—
MML Global(a)	133,880	133,001	134,945	139,655	172,259	113,655	83,613	28,909	696
MML Growth(e)	322,568	339,624	295,111	240,068	48,892	—	—	—	—
MML Growth & Income(a)	1,240,631	1,472,468	1,639,204	1,777,923	1,894,386	1,868,136	1,564,659	1,051,699	50,604
MML Growth Allocation(d)	29,463,976	30,662,948	31,483,985	31,267,109	30,186,013	—	—	—	—
MML High Yield(k)	192,347	81,136	21,168	—	—	—	—	—	—
MML Income & Growth(a)	353,870	345,225	346,871	329,420	345,049	298,639	200,825	112,908	5,744

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
MML Inflation-Protected and Income(a)	12,208,825	12,139,571	14,888,778	14,687,583	13,751,545	17,068,156	11,168,176	5,498,782	365,217
MML International(e)	188,529	235,257	227,417	159,960	22,553	—	—	—	—
MML Large Cap Growth(a)	163,801	193,838	203,285	226,830	235,972	232,041	199,424	134,281	20,099
MML Large Cap Value(a),(m)	9,041,384	10,003,061	10,390,091	10,847,405	11,332,429	10,419,193	6,621,104	3,025,309	178,921
MML Managed Bond(a)	8,636,961	8,518,942	9,744,460	9,726,806	9,015,823	10,825,760	7,431,661	3,965,132	273,775
MML Mid Cap Growth(b)	1,182,724	1,305,188	1,343,663	1,433,417	1,407,279	854,658	297,130	—	—
MML Mid Cap Value(a)	7,550,367	8,673,081	9,168,851	10,233,296	10,882,725	12,571,307	7,697,678	3,800,244	218,884
MML Moderate Allocation(d)	20,410,829	21,137,069	22,513,521	22,033,586	21,804,107	—	—	—	—
MML Money Market(d)	2,321,982	844,401	648,047	828,141	878,733	—	—	—	—
MML NASDAQ-100®(a)	—	91,320	83,161	78,489	71,643	56,178	35,826	24,565	3,232
MML Oppenheimer Small Company Opportunities(a),(g)	—	—	—	—	471,518	478,989	323,800	152,097	4,496
MML Short-Duration Bond(k)	210,188	150,075	75,582	—	—	—	—	—	—
MML Small Cap Growth Equity(a)	6,089,754	6,797,317	6,870,016	7,791,591	8,608,226	8,443,613	5,605,643	2,436,841	143,746
MML Small Cap Index(a)	—	291,855	299,753	332,177	356,042	302,138	255,953	115,259	8,458
MML Small Company Value(j)	52,633	27,575	17,069	6,092	—	—	—	—	—
MML Small/Mid Cap Equity(a),(n)	492,579	531,717	579,281	646,222	257,713	199,251	129,369	53,792	624
MML Small/Mid Cap Value(a)	7,528,787	9,006,896	8,799,807	10,293,105	11,729,905	11,533,321	6,106,350	2,934,827	159,926
MML Strategic Emerging Markets(e)	123,822	143,276	152,942	104,222	3,357	—	—	—	—
MML T. Rowe Price Growth Equity(a),(h)	—	—	—	—	90,571	32,809	27,213	17,061	2,059
MML Total Return(o)	96,335	—	—	—	—	—	—	—	—
Oppenheimer Balanced(a),(i),(r)	222,326	303,218	337,578	451,753	603,294	558,655	387,103	266,830	9,811
Oppenheimer Capital Appreciation(a)	11,697,710	12,934,696	13,814,413	14,195,172	16,527,736	14,065,061	9,824,031	4,577,447	263,965
Oppenheimer Global Securities(a),(s)	7,072,893	7,971,874	8,263,613	8,926,108	9,983,642	9,472,910	6,545,304	3,242,706	161,905
Oppenheimer Global Strategic Income(a)	11,590,069	12,165,887	13,735,209	14,473,427	14,564,970	15,895,531	10,569,614	5,207,116	294,868

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Oppenheimer High Income(a),(i),(q)	—	638,297	751,221	990,880	1,085,013	1,046,198	765,144	496,370	26,227
Oppenheimer International Growth(a)	961,214	1,150,118	1,235,236	1,297,161	1,383,911	1,046,869	464,078	109,827	1,631
Oppenheimer Main Street(a)	278,260	319,789	330,296	342,730	376,016	420,919	230,789	124,981	7,409
Oppenheimer Money(a),(c)	499,918	669,643	732,105	1,150,051	1,934,547	984,642	738,024	409,197	35,982
Oppenheimer Small- & Mid-Cap Growth(a),(t)	7,845,448	8,603,116	9,593,132	11,330,921	12,107,991	9,908,399	6,253,242	2,786,018	165,581
PIMCO CommodityRealReturn Strategy(b)	518,826	565,726	603,889	625,411	715,689	156,830	71,102	—	—
Scudder VIT EAFE Equity Index(a)	—	—	—	—	—	—	—	—	485

Accumulation Unit Values 2008 Version (for contracts applied for on or after 9/8/08, subject to state availability)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity VIP Contrafund	$16.73	$14.57	$15.16	$13.12	$ 9.79	$14.04	(e)
ING Clarion Global Real Estate	12.56	10.11	10.80	9.42	7.14	10.00	(b)
Invesco V.I. Diversified Dividend	6.31	5.39	5.58	5.12	4.07	7.75	(e)
Invesco V.I. Global Health Care	15.31	12.84	12.52	12.06	9.58	12.64	(e)
Invesco V.I. Technology	15.26	13.90	14.85	12.41	7.99	11.95	(e)
Ivy Asset Strategy	10.49	—	—	—	—	10.00	(p)
MML Aggressive Allocation	11.35	9.95	10.28	8.97	6.79	9.63	(e)
MML Asset Allocation	—	11.52	11.48	10.33	8.97	11.48	(e)
MML Balanced Allocation	11.76	10.61	10.57	9.51	7.81	9.77	(e)
MML Blend	14.98	13.48	13.05	11.76	9.89	12.03	(e)
MML Blue Chip Growth	15.23	13.06	13.07	11.41	8.13	12.10	(e)
MML China	13.61	10.99	13.75	13.32	7.92	10.00	(e)
MML Concentrated Growth	—	9.65	9.86	8.76	6.24	11.09	(e)
MML Conservative Allocation	12.03	10.94	10.82	9.81	8.21	9.85	(e)
MML Core Allocation	11.38	10.31	10.45	9.68	7.86	10.00	(e)
MML Emerging Growth	—	11.32	12.28	9.94	8.99	13.06	(e)
MML Enhanced Index Core Equity	—	12.01	11.88	10.55	8.62	12.00	(e)
MML Equity	12.78	11.16	11.76	10.39	8.06	11.80	(e)
MML Equity Income	13.98	12.08	12.34	10.88	8.83	12.34	(e)
MML Equity Index	13.64	11.98	11.94	10.58	8.50	11.89	(e)
MML Focused Equity	10.33	—	—	—	—	10.00	(o)
MML Foreign	13.91	11.85	13.33	12.90	10.12	13.67	(e)
MML Fundamental Growth	9.67	—	—	—	—	10.00	(o)
MML Fundamental Value	10.24	—	—	—	—	10.00	(o)
MML Global	12.36	10.13	10.74	9.66	7.42	10.84	(e)
MML Growth	11.74	10.12	10.74	9.20	6.70	10.00	(e)
MML Growth & Income	11.67	9.89	10.22	9.30	7.39	10.45	(e)
MML Growth Allocation	11.51	10.19	10.38	9.16	7.17	9.68	(e)
MML High Yield	12.78	11.09	10.61	—	—	10.00	(k)
MML Income & Growth	12.56	11.37	10.91	9.90	8.52	11.46	(e)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML Inflation-Protected and Income	$13.93	$13.21	$11.81	$11.24	$10.25	$11.20	(e)
MML International	10.64	9.17	10.83	10.26	7.27	10.00	(e)
MML Large Cap Growth	13.21	11.58	12.18	10.40	8.00	11.11	(e)
MML Large Cap Value(m)	12.62	11.31	11.93	10.77	8.36	12.12	(e)
MML Managed Bond	14.32	13.73	12.97	12.30	11.32	11.40	(e)
MML Mid Cap Growth	13.50	12.03	12.36	9.78	6.83	10.13	(e)
MML Mid Cap Value	16.42	14.27	14.55	12.31	9.56	12.69	(e)
MML Moderate Allocation	11.73	10.52	10.56	9.44	7.61	9.75	(e)
MML Money Market	9.63	9.74	9.86	9.97	10.08	10.00	(d)
MML NASDAQ-100®	—	15.75	15.49	13.13	8.65	12.62	(e)
MML Oppenheimer Small Company Opportunities(g)	—	—	—	7.62	8.38	12.68	(e)
MML Short-Duration Bond	10.59	10.42	10.21	—	—	10.00	(k)
MML Small Cap Growth Equity	16.49	14.75	15.78	13.09	9.59	13.72	(e)
MML Small Cap Index	—	14.53	14.66	11.83	9.61	13.77	(e)
MML Small Company Value	17.01	14.97	15.38	12.90	—	10.00	(j)
MML Small/Mid Cap Equity(n)	14.33	12.27	12.72	10.46	7.77	11.74	(e)
MML Small/Mid Cap Value	14.05	11.96	13.11	10.49	7.46	11.45	(e)
MML Strategic Emerging Markets	12.42	10.84	14.14	12.25	6.91	10.00	(e)
MML T. Rowe Price Growth Equity(h)	—	—	—	7.28	6.67	10.01	(e)
MML Total Return	10.42	—	—	—	—	10.00	(o)
Oppenheimer Balanced(f),(r)	10.54	9.51	9.58	8.60	7.16	11.39	(e)
Oppenheimer Capital Appreciation	12.60	11.20	11.49	10.65	7.47	11.60	(e)
Oppenheimer Global Securities(s)	17.16	14.35	15.87	13.88	10.07	14.13	(e)
Oppenheimer Global Strategic Income	15.50	13.85	13.92	12.27	10.48	12.30	(e)
Oppenheimer High Income(f),(q)	—	3.28	3.40	3.01	2.41	10.08	(e)
Oppenheimer International Growth	19.34	16.08	17.60	15.53	11.30	16.06	(e)
Oppenheimer Main Street	13.70	11.88	12.06	10.53	8.32	11.62	(e)
Oppenheimer Small- & Mid-Cap Growth(t)	13.51	11.77	11.80	9.39	7.18	11.93	(e)
PIMCO CommodityRealReturn Strategy	10.39	10.00	10.94	8.91	6.36	10.00	(b)

Accumulation Units Outstanding 2008 Version (for contracts applied for on or after 9/8/08, subject to state availability)

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fidelity VIP Contrafund(e)	2,086,153	1,839,022	1,491,105	1,081,581	438,839
ING Clarion Global Real Estate(b)	442,289	331,044	277,935	169,619	95,818
Invesco V.I. Diversified Dividend(e)	281,599	204,136	175,052	124,951	39,877
Invesco V.I. Global Health Care(e)	110,563	90,633	74,519	52,435	21,147
Invesco V.I. Technology(e)	80,392	54,281	36,660	21,385	3,914
Ivy Asset Strategy(p)	4,138	—	—	—	—
MML Aggressive Allocation(e)	2,383,072	2,147,276	1,694,824	1,364,001	441,201
MML Asset Allocation(e)	—	444,117	418,731	297,395	86,494
MML Balanced Allocation(e)	19,496,687	17,228,514	15,412,801	11,712,795	4,425,534
MML Blend(e)	723,702	460,781	405,255	282,938	106,769
MML Blue Chip Growth(e)	578,686	435,423	376,011	293,609	121,324
MML China(e)	114,877	116,894	88,567	42,549	15,536
MML Concentrated Growth(e)	—	139,873	123,306	89,099	39,905
MML Conservative Allocation(e)	16,628,600	14,559,385	11,830,839	9,961,880	2,943,866

Sub-Account	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
MML Core Allocation(e)	25,507,789	23,645,355	20,997,303	15,402,150	5,655,443
MML Emerging Growth(e)	—	71,767	57,148	34,259	6,230
MML Enhanced Index Core Equity(e)	—	33,995	21,436	14,919	7,482
MML Equity(e)	1,446,283	1,217,291	709,353	368,388	146,434
MML Equity Income(e)	1,991,589	1,830,845	1,469,278	1,007,398	416,059
MML Equity Index(e)	562,334	411,672	212,535	70,004	31,402
MML Focused Equity(o)	13,213	—	—	—	—
MML Foreign(e)	324,008	296,198	290,085	231,155	93,806
MML Fundamental Growth(o)	7,870	—	—	—	—
MML Fundamental Value(o)	11,161	—	—	—	—
MML Global(e)	197,521	148,850	93,548	40,515	9,623
MML Growth(e)	3,629,019	3,049,437	2,142,734	1,294,747	458,604
MML Growth & Income(e)	703,468	670,045	969,757	918,985	74,853
MML Growth Allocation(e)	58,183,594	58,796,968	58,313,004	47,295,597	18,060,077
MML High Yield(k)	299,845	149,195	47,481	—	—
MML Income & Growth(e)	576,115	510,346	217,565	157,425	47,215
MML Inflation-Protected and Income(e)	2,615,097	2,026,275	1,834,617	1,277,613	344,013
MML International(e)	2,217,937	2,051,569	1,676,677	1,076,252	402,216
MML Large Cap Growth(e)	72,907	66,554	39,461	36,600	8,429
MML Large Cap Value(e),(m)	1,230,290	1,117,089	918,966	607,214	302,024
MML Managed Bond(e)	6,524,276	4,640,453	3,171,695	1,568,375	430,569
MML Mid Cap Growth(e)	1,432,867	1,280,243	954,117	630,011	296,878
MML Mid Cap Value(e)	728,086	653,333	465,907	348,185	146,736
MML Moderate Allocation(e)	68,907,992	56,083,674	44,131,994	30,792,202	11,674,767
MML Money Market(d)	1,286,478	679,373	309,709	288,102	37,098
MML NASDAQ-100®(e)	—	89,737	57,621	37,641	20,366
MML Oppenheimer Small Company Opportunities(e),(g)	—	—	—	—	16,163
MML Short-Duration Bond(k)	361,608	188,063	92,178	—	—
MML Small Cap Growth Equity(e)	273,420	271,467	220,515	149,850	57,995
MML Small Cap Index(e)	—	234,657	206,616	158,829	73,134
MML Small Company Value(j)	193,999	136,527	86,626	27,177	—
MML Small/Mid Cap Equity(e),(n)	187,544	133,931	115,043	93,679	16,112
MML Small/Mid Cap Value(e)	456,073	434,367	365,827	259,975	126,381
MML Strategic Emerging Markets(e)	303,117	258,608	196,092	82,806	38,549
MML T. Rowe Price Growth Equity(e),(h)	—	—	—	—	32,202
MML Total Return(o)	133,002	—	—	—	—
Oppenheimer Balanced(e),(f),(r)	8,268	12,384	16,065	36,386	50,734
Oppenheimer Capital Appreciation(e)	271,756	230,472	218,078	142,814	64,267
Oppenheimer Global Securities(e),(s)	956,146	835,402	588,179	364,976	188,067
Oppenheimer Global Strategic Income(e)	2,567,098	2,430,929	2,239,213	1,581,137	621,171
Oppenheimer High Income(e),(f),(q)	—	3,551	3,565	106,883	71,787
Oppenheimer International Growth(e)	569,093	549,985	457,341	326,886	153,031
Oppenheimer Main Street(e)	126,535	79,022	57,089	36,459	10,549
Oppenheimer Small- & Mid-Cap Growth(e),(t)	215,050	156,242	109,303	59,505	26,194
PIMCO CommodityRealReturn Strategy(b)	519,266	420,462	318,473	259,404	114,182

Notes to Condensed Financial Information

(a)	Commencement of public offering was August 9, 2004.
(b)	Commencement of public offering was May 1, 2006.
(c)	This sub-account is unavailable in contracts issued on or after January 19, 2008.
(d)	Commencement of public offering was January 19, 2008.
(e)	Commencement of public offering was September 8, 2008.
(f)	Unavailable in 2008 Version contracts issued on or after May 1, 2009. For 2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(g)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(h)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(i)	Unavailable in Pre-2008 Version contracts issued on or after May 1, 2009. For Pre-2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(j)	Commencement of public offering was May 1, 2009.
(k)	Commencement of public offering was May 1, 2010.
(l)	This note is intentionally left blank.
(m)	This sub-account is now known as MML Managed Volatility.
(n)	This sub-account is now known as MML Small Cap Equity.
(o)	Commencement of public offering was May 1, 2012.
(p)	Commencement of public offering was October 31, 2012.
(q)	Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.
(r)	This sub-account is now known as Oppenheimer Capital Income.
(s)	This sub-account is now known as Oppenheimer Global.
(t)	This sub-account is now known as Oppenheimer Discovery Mid Cap Growth.

Appendix B

Long-Term Guarantee Fixed Account Interest Rate Factor Adjustment Calculation

The Long-Term Guarantee Fixed Account interest rate factor is determined by the following formula:

(1 + a)(n/12)

(1 + b)(n/12)

a =	The initial index rate. The initial index rate is the rate in the Treasury Constant Maturity Series determined for the week prior to the week in which we issue your contract or the most recent renewal of a Long-Term Guarantee Fixed Account falls, for a maturity equal to the length of the current guarantee period.

b =	The current index rate plus 0.25%. The current index rate is the interest rate in the Treasury Constant Maturity Series determined for the week prior to the week of the withdrawal, for a maturity equal to the number of whole months between the day of the withdrawal and the last day of the guarantee period.

n =	The number of whole months left in the current guarantee period.

An interest rate factor adjustment for a partial withdrawal is calculated as follows:

(a + b) × (c-1)

c

a =	the partial withdrawal payment from the Long-Term Guarantee Fixed Account

b =	the contingent deferred sales charge for the partial withdrawal applicable to the Long-Term Guarantee Fixed Account

c =	the interest rate factor

An interest rate factor adjustment for a full withdrawal is calculated as follows:

a × (b-1)

a =	the contract fund value on the business day we receive the request for a full surrender at our Service Center

b =	the interest rate factor

The contract fund value is equal to your net purchase payment applicable to the Long-Term Guarantee Fixed Account on the day we issue your contract. On any day after we issue your contract, the contract fund value is equal to:

(a × b)-c

a =	the previous day’s contract fund value

b =	the sum of one plus the daily interest rate equivalent of the guaranteed interest rate

c =	any contract fund value reduction made on that day

A negative market value adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate of interest credited had been equal to the minimum guaranteed interest rate allowed in your state of issue.

Appendix C

Guaranteed Minimum Withdrawal Benefit Examples

Example 1: Single Life – Setting Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$100,000	$0	$5,000	$100,000
*	Guaranteed Lifetime Withdrawal Amount

On the contract issue date, the initial values are set as follows:

•	Benefit base = initial purchase payment = $100,000.
•	Guaranteed Lifetime Withdrawal Amount = 5% of benefit base = $5,000.

Example 2: Single Life – Credit

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of the first contract year, since there were no withdrawals, a credit of 6% of the initial benefit base is applied = $6,000.
•	Benefit base = initial benefit base plus credit = $106,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year two = 5% of benefit base = $5,300.

Example 3: Single Life – Withdrawal of Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2		0	110,245	6,000	5,600	112,000
3		0	115,748	6,000	5,900	118,000
4		0	121,522	6,000	6,200	124,000
5		6,200	121,384	0	6,200	124,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $6,200 is taken in contract year five. A credit is not applied.
•	The benefit base remains at $124,000 as the withdrawal was not greater than the Guaranteed Lifetime Withdrawal Amount.

Example 4: Single Life – Withdrawal Exceeding the Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2		0	110,245	6,000	5,600	112,000
3		0	115,748	6,000	5,900	118,000
4		0	121,522	6,000	6,200	124,000
5		0	127,584	6,000	6,500	130,000
6		0	133,949	6,000	6,800	136,000
7		0	140,635	6,000	7,100	142,000
8		15,000	132,673	0	6,644	132,872
9		0	139,307	7,972	7,042	140,845
10		0	146,263	7,972	7,441	148,817
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through seven, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year seven = $142,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eight = 5% of benefit base ($142,000) = $7,100.
•	A withdrawal of $15,000 is taken in contract year eight. A credit is not applied.
•	The withdrawal is greater than the Guaranteed Lifetime Withdrawal Amount ($7,100). This results in an excess withdrawal of $7,900 ($15,000 – $7,100).
•	Contract value prior to the withdrawal = $147,872.
•	The benefit base is recalculated to equal to $132,872 which is the lesser of the:

a) contract value after the excess withdrawal ($147,872 – $15,000) = $132,872; or

b) benefit base prior to the withdrawal minus the excess withdrawal ($142,000 – $7,900) = $134,100.

•	The Guaranteed Lifetime Withdrawal Amount available for contract year nine = 5% of the new benefit base = $6,644.
•	The contract value is reduced by the amount of the withdrawal and any applicable contingent deferred sales charges.

Example 5: Single Life – Annual Ratchet

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2			110,245	6,000	5,600	112,000
3			117,899	6,000	5,900	118,000
4			126,095	6,000	6,305	126,095
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	The benefit base at the end of contract year four is set equal to the contract value of $126,095 as it is greater than the benefit base plus the credit ($118,000 + $6,000).
•	The Guaranteed Lifetime Withdrawal Amount available for contract year five = 5% of the new benefit base = $6,305.

Example 6: Single Life – Withdrawals Not Exceeding the Guaranteed Withdrawal Amount and Transitioned to Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:

•	owner age at issue = 52
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA*	Benefit Base
1	53	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	54		0	100,209	6,000	5,600	112,000
3	55		0	100,260	6,000	5,900	118,000
4	56		0	100,276	6,000	6,200	124,000
5	57		6,200	94,065	0	6,200	117,800
6	58		0	93,997	5,628	6,200	123,428
7	59		6,200	87,704	0	6,200	117,228
8	60		6,200	81,403	0	5,551	111,028
*	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	At the end of contract years one through four, a credit of 6% of the initial benefit base is applied, as withdrawals were not taken during this time period.
•	Benefit base at the end of year four = $124,000.
•	The Guaranteed Withdrawal Amount for contract year five = 5% of benefit base = $6,200.
•	A withdrawal of $6,200 is taken at the end of contract year five, so a credit is not applied.
•	The benefit base is reduced by the amount of the withdrawal, as the withdrawal is taken prior to attainment of age 60 of the covered person.
•	The Guaranteed Withdrawal Amount remains at $6,200, as the withdrawal was not greater than the Guaranteed Withdrawal Amount.
•	The withdrawal in contract year eight is taken prior to attainment of age 60.
•	At the end of contract year eight, the benefit base of $111,028 locks in as the benefit base as the covered person is age 60. The Guaranteed Withdrawal Amount for contract year nine = 5% of benefit base = $5,551.

Example 7: Single Life – Withdrawal Exceeding the Guaranteed Withdrawal Amount – Prior to Age 60

The values shown are based on the following assumptions:

•	owner age at issue = 54
•	initial purchase payment = $100,000
•	Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/ GLWA*	Benefit Base
1	55	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	56		0	100,209	6,000	5,600	112,000
3	57		0	100,260	6,000	5,900	118,000
4	58		0	100,276	6,000	6,200	124,000
5	59		10,000	90,306	0	4,522	90,442
*	Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	The benefit base at the end of contract year four = $124,000.
•	Guaranteed Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.
•	A withdrawal of $10,000 is taken in contract year five. A credit is not applied.
•	The contract value prior to the withdrawal = $100,442.
•	The withdrawal is greater than the Guaranteed Withdrawal Amount = $6,200. This results in an excess withdrawal of $3,800 = ($10,000 – $6,200).
•	The benefit base is recalculated to equal to $90,442 which is the lesser of the:

a) contract value after the excess withdrawal ($100,442 – $10,000) = $90,442; or

b) benefit base prior to the withdrawal minus the withdrawal ($124,000 – $10,000) = $114,000.

•	The Guaranteed Lifetime Withdrawal amount available for contract year six = 5% of the new benefit base = $4,522.
•	The contract value is reduced by the amount of the withdrawal.

Example 8: Single Life – Enhanced Benefit Base

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62			110,245	6,000	5,600	112,000
3	63			115,748	6,000	5,900	118,000
4	64			121,522	6,000	6,200	124,000
5	65			127,584	6,000	6,500	130,000
6	66			133,949	6,000	6,800	136,000
7	67			140,635	6,000	7,100	142,000
8	68			147,659	6,000	7,400	148,000
9	69			155,041	6,000	7,752	155,041
10	70			162,795	9,302	10,000	200,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	Since there were no withdrawals during contract years one through nine, at the end of each of those contract years, a credit of 6% of the initial benefit case is applied = $6,000.
•	At the end of contract year nine, an annual ratchet applies, as the contract value of $155,041 is greater than the benefit base of $154,000 ($148,000 + $6,000).
•	At the end of contract year ten, since there where no withdrawals, a credit of 6% of the last ratcheted benefit base applies (6% x $155,041) = $9,302.
•	At the end of contract year ten, the benefit base = ($155,041 + $9,302) = $164,343.
•	Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of the initial purchase payment = $200,000 as it is greater than $164,343.
•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base ($200,000) = $10,000.

Example 9: Single Life – Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	initial purchase payment = $100,000
•	Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date
•	no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA*	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62	25,000		136,496	7,500	6,925	138,500
3	63	25,000		169,559	9,000	8,625	172,500
4	64	25,000		204,271	10,500	10,400	208,000
5	65	0		214,463	10,500	10,925	218,500
6	66	0		225,163	10,500	11,450	229,000
7	67	0		236,399	10,500	11,975	239,500
8	68	0		248,202	10,500	12,500	250,000
9	69	0		258,310	10,500	13,025	260,500
10	70	0		268,828	10,500	13,750	275,000
*	Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•	An additional purchase payment of $25,000 is made at the beginning of contract years two, three and four.
•	The benefit base is increased by the purchase payments.
•	The credit increases in contract years two, three and four due to the additional purchase payments.
•	At the end of contract year ten, since there were no withdrawals, a credit of 6% of the total purchase payment applies (6% x $175,000) = $10,500.
•	At the end of contract year ten, the benefit base = ($260,500 + $10,500) = $271,000.
•	Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of purchase payments in the first contract year, as well as 100% of purchase payments made in contract years two through ten = ($100,000 x 200%) + ($75,000 x 100%) = $275,000.
•	The benefit base is set equal to $275,000 as it is greater than $271,000.
•	Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base of $275,000 = $13,750.

Appendix D

Guaranteed Minimum Accumulation Benefit Examples

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMAB Value
1	$100,000	$0	$100,000	$100,000

•	On the contract issue date, the GMAB value is equal to the initial purchase payment. The GMAB value will be increased by any purchase payments received in the first two contract years.

Example 2: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62			114,672	114,672	114,672
3	63			122,796	122,796	122,796
4	64			131,496	131,496	131,496
5	65			140,813	140,813	140,813
6	66			150,789	140,813	150,789
7	67			161,473	140,813	161,473
8	68			172,913	140,813	172,913
9	69			185,164	140,813	185,164
10	70			198,282	140,813	198,282
11	71			212,330	140,813	212,330
12	72			227,374	140,813	227,374
13	73			243,483	140,813	243,483
14	74			260,864	140,813	260,864
15	75			279,486	140,813	279,486
16	76			300,791	0	300,791

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	Beginning on the second contract anniversary, the owner resets the GMAB to the contract value. The owner requests this reset each contract year through year five.
•	At the end of the tenth contract year from the last reset, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 3: Impact of a Withdrawal

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62		0	114,672	100,000	114,672
3	63		0	122,796	100,000	122,796
4	64		0	131,496	100,000	131,496
5	65		0	140,813	100,000	140,813
6	66		0	150,789	100,000	150,789
7	67		0	161,473	100,000	161,473
8	68		15,000	157,913	91,325	157,913
9	69		0	169,101	91,325	169,101
10	70		0	181,082	91,325	181,082
11	71		0	194,788	0	194,788

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	A withdrawal of $15,000 is taken in contract year eight.
•	As a result of the withdrawal, the GMAB value is reduced in direct proportion to the contract value reduction for the withdrawal.
•	The contract value prior to withdrawal = $172,913.
•	The GMAB value after the withdrawal = GMAB value prior to the withdrawal – ((withdrawal / contract value prior to the withdrawal) x (GMAB value prior to the withdrawal)).

GMAB value = $100,000 – (($15,000 / $172,913) x ($100,000))

 = $100,000 – $8,675 = $91,325.

•	The contract value is reduced for the amount of the withdrawal. The return of premium portion of the death benefit is reduced proportionately for the withdrawal.
•	At the end of the tenth contract year, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero.

Example 4: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62	25,000		141,443	125,000	141,443
3	63	25,000		178,235	125,000	178,235
4	64	25,000		217,635	125,000	217,635
5	65	0		233,054	125,000	233,054
6	66	0		249,566	125,000	249,566
7	67	0		267,381	125,000	267,381
8	68	0		286,468	125,000	286,468
9	69	0		306,917	125,000	306,917
10	70	0		328,826	125,000	328,826
11	71	0		353,892	0	353,892

•	On the contract issue date, the GMAB value is equal to the initial purchase payment of $100,000.
•	The owner does not elect to reset the benefit.
•	Additional purchase payments are made in the beginning of contract years two, three and four.
•	The GMAB value is increased for the purchase payment made in the second contract year.
•	The GMAB value is not increased for the purchase payments made in contract years three and four.
•	At the end of the tenth contract year, the contract value attributed to the purchase payments in contract years one and two is $234,876 = $328,826 x ($125,000 / $175,000). Since this is greater than the GMAB value of $125,000, the contract value remains as is, and the GMAB value is set to zero.

Appendix E

MassMutual Guaranteed Income Plus 5 Examples – 2008 Version

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	no withdrawals are taken

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	$100,000	$0	$100,000	$105,000	$0

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

Example 2: No Withdrawals

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62			110,074	110,250	0	110,074
3	63			115,485	115,763	0	115,485
4	64			121,161	121,551	0	121,161
5	65			127,115	127,628	0	127,115
6	66			133,361	134,010	0	133,361
7	67			139,913	140,710	0	139,913
8	68			146,786	147,746	0	146,786
9	69			153,996	155,133	0	153,996
10	70			161,559	162,889	831	161,559

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $831 is the monthly income amount that would be received by annuitizing the GMIB value of $162,889 for a male age 70 for a life income annuity option.

Example 3: Withdrawals Reducing the GMIB Value Dollar for Dollar

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62		5,250	104,833	105,000	0	104,833
3	63		5,250	104,744	105,000	0	104,744
4	64		5,250	104,651	105,000	0	104,651
5	65		5,250	104,552	105,000	0	104,552
6	66		5,250	104,448	105,000	0	104,448
7	67		5,250	104,337	105,000	0	104,337
8	68		5,250	104,221	105,000	0	104,221
9	69		5,250	104,098	105,000	0	104,098
10	70		5,250	103,968	105,000	535	103,968

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	Beginning in the second contract year, withdrawals of the GMIB interest are taken; the GMIB value is reduced dollar for dollar since the withdrawals are equal to the GMIB interest.
•	The contract value is reduced by the amount of the withdrawals. The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.
•	At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of $535 is the monthly income amount that would be received by annuitizing the GMIB value of $105,000 for a male age 70 for a life income annuity option.

Example 4: Annual Reset

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
At Issue	60	$100,000	$0	$100,000	$105,000	$0	$100,000
1	61			106,867	106,867		106,867
2	62			114,206	114,206		114,206
3	63			122,050	122,050		122,050
4	64			130,431	130,431		130,431
5	65			139,388	139,388		139,388
6	66			148,961	148,961		148,961
7	67			159,191	159,191		159,191
8	68			170,123	170,123		170,123
9	69			181,806	181,806		181,806
10	70			194,291	194,291		194,291

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	Each contract anniversary, prior to the annuitant attaining age 81, if your contract value is greater than your GMIB value, we will reset your GMIB value to equal your contract value (unless you instruct otherwise by written request). The GMIB value will then be increased by 5%.
•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 5: Additional Purchase Payments

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62	25,000		136,303	136,500		136,303
3	63	25,000		169,407	169,407		169,407
4	64	25,000		204,139	204,139		204,139
5	65	0		214,175	214,346		214,175
6	66	0		224,704	225,063		224,704
7	67	0		235,749	236,316		235,749
8	68	0		247,336	248,132		247,336
9	69	0		259,620	260,538		259,620
10	70	0		272,514	273,565		272,514

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	A purchase payment of $25,000 is made at the beginning of contract years two, three and four.
•	The GMIB value in contract year two is increased by the amount of the purchase payment.
•	The purchase payments in contract years three and four are not included in the GMIB value, although the GMIB value increases due to the automatic reset.
•	At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 6: 60% GMIB Value at Age 90

The values shown are based on the following assumptions:

•	owner age at issue = 75
•	annuitant = same as owner
•	initial purchase payment = $125,000
•	rider effective date = contract issue date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	76	$125,000	$6,250	$117,590	$125,000	$0	$118,702
2	77		6,250	110,199	125,000	0	112,342
3	78		6,250	102,827	125,000	0	105,917
4	79		6,250	95,473	125,000	0	99,422
5	80		6,250	88,098	125,000	0	92,853
6	81		6,250	80,742	125,000	0	86,200
7	82		6,250	73,405	125,000	0	79,457
8	83		6,250	66,086	125,000	0	72,615
9	84		6,250	58,786	125,000	0	65,663
10	85		6,250	51,504	125,000	1,142	58,587
11	86		6,250	44,241	125,000	1,199	51,369
12	87		6,250	36,997	125,000	1,259	43,987
13	88		6,250	29,770	125,000	1,324	36,406
14	89		6,250	22,563	125,000	1,393	28,575
15	90		6,250	75,000	125,000	0	75,000

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•	At the end of the fifteenth contract year, the owner elects not to annuitize the GMIB value. Because the contract value is below 60% of the GMIB value in this example, the contract value is increased to 60% of the GMIB value at age 90. The GMIB terminates.

Example 7: Impact of Contingent Deferred Sales Charge (CDSC) When 5% Withdrawn is Greater than Free Withdrawal Allowance

The values shown are based on the following assumptions:

•	owner age at issue = 60
•	annuitant = same as owner
•	initial purchase payment = $100,000
•	rider effective date = contract issue date
•	death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Death Benefit
1	61	$100,000	$5,000	$82,352	$100,000	$94,288
2	62		5,000	66,820	100,000	87,740
3	63		5,000	53,150	100,000	80,219
4	64		5,000	41,119	100,000	71,555
5	65		5,000	30,484	100,000	61,442

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	Withdrawals of the allowable GMIB amount are taken each contract year.
•	In the fifth contract year, the free withdrawal amount is $4,112. The amount withdrawn of $5,000 is greater than the 10% free withdrawal amount. The contract value is reduced by the applicable CDSC. The CDSC is assessed on the value withdrawn in excess of the free withdrawal amount. The GMIB value remains at $100,000; it is not reduced by the CDSC, as the amount withdrawn is not greater than the allowed GMIB amount.
•	The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.

Appendix F – Funds

2008 Version: Contracts Applied for on or after 9/8/2008, Subject to State Availability

The contract offers the following funds. We may add, remove, close or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund (Series II Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Large Cap Blend
Invesco V.I. Global Health Care Fund (Series II Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Invesco V.I. Technology Fund (Series II Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. and other investment advisers	Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	Specialty
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Adviser: Waddell & Reed Investment Management Company Sub-Adviser: N/A	Specialty
MML Series Investment Fund
MML Aggressive Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Balanced Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Blue Chip Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Conservative Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Equity Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Blend
MML Focused Equity Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Harris Associates L.P.	Large Cap Blend
MML Foreign Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Fundamental Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Wellington Management Company, LLP	Large Cap Growth
MML Fundamental Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Wellington Management Company, LLP	Large Cap Value
MML Global Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Growth & Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Large Cap Blend
MML Income & Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: BlackRock Investment Management, LLC	Large Cap Value
MML Large Cap Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Managed Volatility Fund (Service Class)[1]	Adviser: MassMutual Sub-Adviser: Gateway Investment Advisers, LLC	Specialty
MML Mid Cap Growth Fund (Service Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Service Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Moderate Allocation Fund (Service Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML PIMCO Total Return Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Pacific Investment Management Company LLC	Fixed Income
MML Small Cap Growth Equity Fund (Service Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small/Mid Cap Value Fund (Service Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Equity Fund (Service Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Service Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)†	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Small Cap Equity Fund (Service Class)[2]	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA (Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Growth
Oppenheimer Capital Income Fund/VA (Service Shares)*,3	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Balanced
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)[4]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Growth
Oppenheimer Global Fund/VA (Service Shares)[5]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
Oppenheimer Global Strategic Income Fund/VA (Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Fixed Income
Oppenheimer Main Street Fund®/VA (Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Blend
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Specialty

*	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the MML Large Cap Value Fund.
[2]	Formerly known as the MML Small/Mid Cap Equity Fund.
[3]	Formerly known as the Oppenheimer Balanced Fund/VA.
[4]	Formerly known as the Oppenheimer Small- & Mid-Cap Growth Fund/VA.
[5]	Formerly known as the Oppenheimer Global Securities Fund/VA.
†	An investment in the MML Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund. The yield of this Fund may be low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this Fund could be negative.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix G – Funds

Pre-2008 Version: Contracts Applied for Prior to 9/8/2008 or in States Where the 2008 Version Was Unavailable

The contract offers the following funds. We may add, remove, close or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Large Cap Blend
Invesco V.I. Global Health Care Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Invesco V.I. Technology Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. and other investment advisers	Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC	Specialty
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Adviser: Waddell & Reed Investment Management Company Sub-Adviser: N/A	Specialty
MML Series Investment Fund
MML Aggressive Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Balanced Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Conservative Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Blend
MML Focused Equity Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Harris Associates L.P.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Fundamental Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Wellington Management Company, LLP	Large Cap Growth
MML Fundamental Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Wellington Management Company, LLP	Large Cap Value
MML Global Fund (Class I)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: BlackRock Investment Management, LLC	Large Cap Value
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Managed Volatility Fund (Initial Class)[1]	Adviser: MassMutual Sub-Adviser: Gateway Investment Advisers, LLC	Specialty
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Moderate Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML PIMCO Total Return Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Pacific Investment Management Company LLC	Fixed Income
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)†	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Small Cap Equity Fund (Initial Class)[2]	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Growth
Oppenheimer Capital Income Fund/VA (Non-Service Shares)**,3	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Balanced
Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service Shares)[4]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Growth
Oppenheimer Global Fund/VA (Non-Service Shares)[5]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Fixed Income
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Large Cap Blend
Oppenheimer Money Fund/VA (Non-Service Shares)*,††	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	Short Term/Stable Value
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.	International/Global
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Specialty

*	Unavailable in contracts issued on or after January 19, 2008.
**	Effective May 1, 2009 and after, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the MML Large Cap Value Fund.
[2]	Formerly known as the MML Small/Mid Cap Equity Fund.
[3]	Formerly known as the Oppenheimer Balanced Fund/VA.
[4]	Formerly known as the Oppenheimer Small- & Mid-Cap Growth Fund/VA.
[5]	Formerly known as the Oppenheimer Global Securities Fund/VA.
†	An investment in the MML Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund. The yield of this Fund may be low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this Fund could be negative.
††	An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this Fund could be negative.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix H

MassMutual Lifetime Income Protector Examples

All values reflected are end of year values, unless otherwise noted. Examples assume withdrawals occur at the end of the year.

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

Contract Owner Age at issue = 60

Covered Person = same as owner

Initial Purchase Payment = $100,000

Contract Year	Purchase Payment	Withdrawal	Contract Value	Income Base
1	$100,000	$0	$100,000	$100,000

On the contract issue date, the Income Base is equal to the initial purchase payment. The Income Base will be increased for additional purchase payments received prior to the end of the second contract year. The Income Base will not increase for purchase payments received in contract years three and later.

Example 2: Single Life Option, Single Deposit, Income Percentage Increases After Income Begins

The values shown are based on the following assumptions:

Contract Owner Age at issue = 60

Single Life Option is elected.

Covered Person = Same as Owner

Initial Purchase Payment = $100,000

Death Benefit = Basic Death Benefit

Contract Year	Age (Beginning of Year)	Purchase Payment	Withdrawal	Contract Value	Income Base	Income Percentage	Guaranteed Income Floor	Annual Income Amount	Death Benefit
1	60	$100,000	$0	$104,622	$100,000	0	$0	$0	$104,622
2	61		0	109,502	100,000	0	0	0	109,502
3	62		0	114,655	100,000	0	0	0	114,655
4	63		0	120,097	100,000	0	0	0	120,097
5	64		0	125,843	100,000	0	0	0	125,843
6	65		0	131,909	100,000	4.50%	4,500	5,663	131,909
7	66		0	138,316	100,000	4.50%	4,500	5,936	138,316
8	67		0	145,080	100,000	4.50%	4,500	6,224	145,080
9	68		0	152,223	100,000	4.50%	4,500	6,529	152,223
10	69		0	159,765	100,000	4.50%	4,500	6,850	159,765
11	70		7,988	159,740	100,000	5.00%	5,000	7,988	159,740
12	71		7,987	159,715	100,000	5.00%	5,000	7,987	159,715
13	72		7,986	159,690	100,000	5.00%	5,000	7,986	159,690
14	73		7,985	159,666	100,000	5.00%	5,000	7,985	159,666
15	74		7,983	159,640	100,000	5.00%	5,000	7,983	159,640
16	75		8,780	158,817	100,000	5.50%	5,500	8,780	158,817
17	76		8,735	157,993	100,000	5.50%	5,500	8,735	157,993

•	The Income Base is established as the initial purchase payment.
•	The Annual Income Amount and the Guaranteed Income Floor are calculated on the Income Eligibility Date.
•	Withdrawals of the Annual Income Amount begin at age 70, triggering lifetime income.

•	The Income Percentage is established at 5% (age 70 is age of first withdrawal).
•	The Income Percentage increases due to market performance in contract year 16. This is the year the Covered Person moves into a new age range and the contract value is greater than the Income Base.

Example 3: Joint Life Option, Single Deposit, Income Percentage Increases After Income Begins

The values shown are based on the following assumptions:

Contract Owner Age at issue = 60

Beneficiary (Spouse of Owner) = 57

Covered Person = Same as Owner

2nd Covered Person = Same as Beneficiary

Initial Purchase Payment = $100,000

Death Benefit = Basic Death Benefit

Contract Year	Owner Age (Beginning of Year)	Beneficiary Age (Beginning of Year)	Purchase Payment	Withdrawal	Contract Value	Income Base	Income Percentage	Guaranteed Income Floor	Annual Income Amount	Death Benefit
1	60	57	$100,000	$0	$104,622	$100,000	0	$0	$0	$104,622
2	61	58		0	109,502	100,000	0	0	0	109,502
3	62	59		0	114,655	100,000	0	0	0	114,655
4	63	60		0	120,097	100,000	0	0	0	120,097
5	64	61		0	125,843	100,000	0	0	0	125,843
6	65	62		4,404	127,505	100,000	3.50%	3,500	4,404	127,505
7	66	63		4,463	129,202	100,000	3.50%	3,500	4,463	129,202
8	67	64		4,522	130,935	100,000	3.50%	3,500	4,522	130,935
9	68	65		5,237	132,049	100,000	4.00%	4,000	5,237	132,049
10	69	66		5,282	133,181	100,000	4.00%	4,000	5,282	133,181
11	70	67		5,327	134,331	100,000	4.00%	4,000	5,327	134,331
12	71	68		5,373	135,499	100,000	4.00%	4,000	5,373	135,499
13	72	69		5,420	136,686	100,000	4.00%	4,000	5,420	136,686
14	73	70		6,151	137,209	100,000	4.50%	4,500	6,151	137,209
15	74	71		6,174	137,737	100,000	4.50%	4,500	6,174	137,737
16	75	72		6,198	138,271	100,000	4.50%	4,500	6,198	138,271
17	76	73		6,222	138,810	100,000	4.50%	4,500	6,222	138,810

•	The Income Base is established as the initial purchase payment.
•	The Annual Income Amount and the Guaranteed Income Floor are calculated on the Income Eligibility Date, based on the age of the younger covered person.
•	Withdrawals of the Annual Income Amount begin in year 6 (age 62 of the younger covered person), triggering lifetime income.
•	The Income Percentage is established at 3.50% (age 62 is age of first withdrawal).
•	The Income Percentage increases due to market performance in contract years 9 and 14. These are the years the younger Covered Person moves into a new age range and the contract value is greater than the Income Base.

Example 4: Single Life Option, Single Deposit, Income Percentage Does Not Increase After Income Begins

The values shown are based on the following assumptions:

Contract Owner Age at issue = 60

Single Life Option is elected.

Covered Person = Same as Owner

Initial Purchase Payment = $100,000

Death Benefit = Basic Death Benefit

Contract Year	Age (Beginning of Year)	Purchase Payment	Withdrawal	Contract Value	Income Base	Income Percentage	Guaranteed Income Floor	Annual Income Amount	Death Benefit
1	60	$100,000	$0	$99,711	$100,000	0	$0	$0	$100,000
2	61		0	99,419	100,000	0	0	0	100,000
3	62		0	99,126	100,000	0	0	0	100,000
4	63		0	98,830	100,000	0	0	0	100,000
5	64		0	98,533	100,000	0	0	0	100,000
6	65		0	98,233	100,000	4.50%	4,500	4,500	100,000
7	66		0	97,931	100,000	4.50%	4,500	4,500	100,000
8	67		0	97,627	100,000	4.50%	4,500	4,500	100,000
9	68		0	97,321	100,000	4.50%	4,500	4,500	100,000
10	69		0	97,013	100,000	4.50%	4,500	4,500	100,000
11	70		5,000	91,702	100,000	5.00%	5,000	5,000	95,000
12	71		5,000	86,355	100,000	5.00%	5,000	5,000	90,000
13	72		5,000	80,969	100,000	5.00%	5,000	5,000	85,000
14	73		5,000	75,546	100,000	5.00%	5,000	5,000	80,000
15	74		5,000	70,085	100,000	5.00%	5,000	5,000	75,000
16	75		5,000	64,585	100,000	5.00%	5,000	5,000	70,000
17	76		5,000	59,047	100,000	5.00%	5,000	5,000	65,000

•	The Income Base is established as the initial purchase payment.
•	The Annual Income Amount and the Guaranteed Income Floor are calculated on the Income Eligibility Date.
•	Withdrawals of the Annual Income Amount begin at age 70, triggering lifetime income.
•	The Income Percentage is established at 5% (age 70 is age of first withdrawal).
•	The Income Percentage does not increase, as the contract value is not greater than the Income Base, when the Covered Person moves into a new age range (year 16 in this example.)

Example 5: Single Life Option, Single Deposit, Excess Withdrawal

The values shown are based on the following assumptions:

Contract Owner Age at issue = 60

Covered Person = Same as Owner

Initial Purchase Payment = $100,000

Death Benefit = Basic Death Benefit

Contract Year	Age (Beginning of Year)	Purchase Payment	Withdrawal	Contract Value	Income Base	Income Percentage	Guaranteed Income Floor	Annual Income Amount	Death Benefit
1	60	$100,000	$0	$104,622	$100,000	0	$0	$0	$104,622
2	61		0	109,502	100,000	0	0	0	109,502
3	62		0	114,655	100,000	0	0	0	114,655
4	63		0	120,097	100,000	0	0	0	120,097
5	64		0	125,843	100,000	0	0	0	125,843
6	65		0	131,909	100,000	4.50%	4,500	5,663	131,909
7	66		0	138,316	100,000	4.50%	4,500	5,936	138,316
8	67		20,000	125,103	90,096	4.50%	4,500	6,224	125,103
9	68		5,630	125,595	90,096	4.50%	4,054	5,630	125,595
10	69		5,652	126,093	90,096	4.50%	4,054	5,652	126,093
11	70		6,305	125,965	90,096	5.00%	4,505	6,305	125,965
12	71		6,298	125,837	90,096	5.00%	4,505	6,298	125,837
13	72		6,292	125,707	90,096	5.00%	4,505	6,292	125,707
14	73		6,285	125,577	90,096	5.00%	4,505	6,285	125,577
15	74		6,279	125,447	90,096	5.00%	4,505	6,279	125,447
16	75		6,900	124,688	90,096	5.50%	4,955	6,900	124,688
17	76		6,858	123,929	90,096	5.50%	4,955	6,858	123,929

•	The Income Base is established as the initial purchase payment.
•	The Annual Income Amount and the Guaranteed Income Floor are calculated on the Income Eligibility Date.
•	A withdrawal of $20,000 is taken in year 8 at age 67. This withdrawal is after the Income Eligibility Date, triggering the income start date.
•	This withdrawal is an excess withdrawal as it is greater than the Annual Income Amount of 6,224.
•

The excess withdrawal reduces the Income Base in direct proportion to the contract value reduction for the amount of the excess withdrawal $13,776 (20,000 – 6,224 = 13,776). The contract value immediately prior to the $20,000 withdrawal is $145,319. The Income Base after the excess withdrawal is $90,096 (100,000 x (145,319 – 6,224 – 13,776) / (145,319 – 6,224)). The Guaranteed Income Floor is recalculated using the new Income Base.

Appendix I

Custom Allocation Choice Select

If you participate in Custom Allocation Choice Select, you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

Asset Class	Fixed Income Funds	Large Cap Value Funds	Large Cap Blend/ Growth Funds	Mid Cap Value/ Growth Funds	International/ Global Funds
Range	40% to 60%	20% to 25%	20% to 25%	0% to 10%	0% to 10%

Following are the funds within each asset class that are available through Custom Allocation Choice Select:

Fixed Income

MML Managed Bond Fund

Large Cap Value Funds

MML Equity Fund

MML Managed Volatility Fund

MML Equity Income Fund

Large Cap Blend/Growth Funds

MML Equity Index Fund

MML American Funds® Growth Fund

Mid Cap Value/Growth Funds

MML Mid Cap Value Fund

MML Mid Cap Growth Fund

International/Global Funds

MML Global Fund

Oppenheimer Global Fund/VA

MML American Funds® International Fund

You may only elect Custom Allocation Choice Select if you are participating in MassMutual Lifetime Income Protector or the Guaranteed Minimum Accumulation Benefit.

Appendix J

Custom Allocation Choice

For contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010.

If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the asset classes below.

No allocation greater than 25% is allowed in any one fund.

Asset Class	Fixed Income Funds		Balanced & Large Cap Value Funds	Large Cap Blend & Growth Funds	Small/ Mid Cap Value Funds	Small/ Mid Cap Blend & Growth Funds	International/ Global Funds	Specialty A Funds	Specialty B Funds
	If GMAB* is elected.	If GMAB* is NOT elected.
Range	35% to 65%	0% to 65%	15% to 25%	15% to 25%	0% to 10%	0% to 10%	5% to 20%	0% to 5%	0% to 5%
*	Guaranteed Minimum Accumulation Benefit

Fixed Income Funds	Small/Mid Cap Blend & Growth Funds
MML Inflation-Protected & Income Fund	MML Small Cap Equity Fund
MML Managed Bond Fund	MML Small Cap Growth Equity Fund
MML Money Market Fund	MML Mid Cap Growth Fund
Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA
Balanced & Large Cap Value Funds	International/Global Funds
MML Blend Fund	MML American Funds® International Fund
MML Income & Growth Fund	MML Global Fund
MML Managed Volatility Fund	MML Foreign Fund
MML Equity Fund	Oppenheimer Global Fund/VA
MML Equity Income Fund	Oppenheimer International Growth Fund/VA
Large Cap Blend & Growth Funds	Specialty A Funds
MML American Funds® Growth Fund	MML China Fund
MML Growth & Income Fund	MML Strategic Emerging Markets Fund
MML Equity Index Fund	Invesco V.I. Global Health Care Fund
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Technology Fund
Oppenheimer Main Street Fund®/VA	PIMCO CommodityRealReturn® Strategy
MML Large Cap Growth Fund	Portfolio
MML Blue Chip Growth Fund	Specialty B Funds
Oppenheimer Capital Appreciation Fund/VA	Invesco V.I. Diversified Dividend Fund
Small/Mid Cap Value Funds	ING Clarion Global Real Estate Portfolio
MML Mid Cap Value Fund
MML Small/Mid Cap Value Fund
MML Small Company Value Fund

If you applied for your contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.

Custom Allocation Choice is unavailable to contracts issued on or after May 1, 2010.

Appendix K

Additional Features Unavailable to New Sales

Guaranteed Minimum Income Benefit (GMIB)

We no longer sell contracts offering the GMIB. If you applied for your contract before April 1, 2009 and you elected a GMIB feature, see the chart below to identify which GMIB feature(s) were available to you when we issued your contract.

GMIB 5

The GMIB 5 is not available in contracts we currently issue.

GMIB 5 was available if you applied for your contract from 9/1/2007 to 3/31/2009 (subject to state availability).

Certain aspects of the GMIB 5 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

GMIB 6

The GMIB 6 is not available in contracts we currently issue.

GMIB 6 was available if you applied for your contract from 9/1/2007 to 12/2/2008 (subject to state availability).

Certain aspects of the GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

Basic GMIB

The Basic GMIB is not available in contracts we currently issue.

The Basic GMIB was available if you applied for your contract prior to 9/1/2007 (subject to state availability) or after 9/1/2007 in a state where GMIB 5 and GMIB 6 were unavailable.

Important GMIB Considerations

•	Withdrawals reduce the value of the GMIB. To understand the impact of withdrawals on the GMIB value see “Appendix K – GMIB 5 & GMIB 6 – Adjustment for Withdrawals” or “Appendix K – Basic GMIB – How is the GMIB Value Calculated?”

•	This feature may not be appropriate for all contract owners. You should understand the GMIB completely before you elect this feature.

•	The GMIB does not in any way guarantee the performance of any of the investment choices available under this contract.

•	For the GMIB 5 and GMIB 6, any purchase payments made after the second contract year will not increase the GMIB value, unless the GMIB value is reset.

•	For the Basic GMIB any purchase payments made after the second contract year will not increase the GMIB value.

•	Because the charge for the GMIB 5 and GMIB 6 is a percentage of the GMIB value, an increase in the GMIB value will result in an increase in the cost of the feature.

•	Consult a tax adviser before considering the GMIB in conjunction with a tax-qualified contract because IRS minimum distribution requirements may negatively impact the benefit.

•	Please consult with a qualified financial professional when you are evaluating the GMIB and all other aspects of the contract.

GMIB 5 & GMIB 6

(MassMutual Guaranteed Income Plus 5 & MassMutual Guaranteed Income Plus 6)

See sub-section “Cost of GMIB 5 and GMIB 6” for detail about charges for this feature.

The GMIB 5 and GMIB 6 are not available in contracts we currently issue. GMIB 5 was available if you applied for your contract from September 1, 2007 to March 31, 2009 (subject to state availability). GMIB 6 was available if you applied for your contract from September 1, 2007 to December 2, 2008 (subject to state availability). Certain aspects of the GMIB 5 & GMIB 6 vary depending on when we issued your contract. See “GMIB 5 & GMIB 6 – 2008 and Pre-2008 Version.”

What are GMIB 5 and GMIB 6?  GMIB 5 and GMIB 6 are features you can elect when we issue your contract. Each sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

Examples.  For examples of how the benefit may work see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

2008 and Pre-2008 Versions.  This prospectus describes two versions of the Transitions Select contract: the 2008 Version (applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). In this section we will note when there are differences between the 2008 Version of GMIB 5 and GMIB 6 and the Pre-2008 Version.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Benefit Waiting Period.  You are not eligible to apply your GMIB value to an annuity option until after your benefit waiting period. The benefit waiting period equals ten contract years, so you become eligible to apply your GMIB value to an annuity option:

•	on your tenth contract anniversary; or

•	if your GMIB value is reset, on the tenth contract anniversary following the most recent reset.

Your first contract anniversary is one year from the date we issued your contract.

For additional eligibility requirements see “GMIB 5 and GMIB 6 – Eligibility for the GMIB Value.”

How is the GMIB Value Calculated?  When we issue your contract, your GMIB value will equal your initial purchase payment increased by a compound annual interest rate of 5% for GMIB 5 or 6% for GMIB 6.

Additional purchase payments made within the first two contract years are added to the GMIB value, increased on a pro-rated basis from the date of receipt until the end of that contract year by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6. If you make a withdrawal, we reduce your GMIB value by an adjustment for withdrawals.

On each contract anniversary we will increase your GMIB value by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6 and continue to make any adjustment for withdrawals. If your GMIB value is reset, we recalculate your GMIB value as described in “GMIB 5 and GMIB 6 – What Happens On A Reset Date?” If your GMIB value is reset, then on that date we will use the new GMIB value when calculating the 5% or 6% increase. Contract anniversary values are that day’s values as of the close of the New York Stock Exchange.

Discontinuation of Crediting of Annual Interest to the GMIB Value.  Crediting of the annual interest rate to the GMIB value for the GMIB 5 and GMIB 6 will only be discontinued:

•	on the contract anniversary following the annuitant attaining age 90 (for the 2008 Version) or 85 (for the pre-2008 Version);
•	if the contract value is fully annuitized;
•	if the GMIB value is fully annuitized;
•	if the GMIB 5 or GMIB 6 is terminated; or
•	if the contract is terminated.

(The term “fully annuitized” means “fully applied to an annuity option.”)

Adjustment for Withdrawals.  If you make a withdrawal, we recalculate the GMIB value by making an adjustment for withdrawals. There are two types of adjustments for withdrawals:

Dollar For Dollar Adjustment.  During each contract year, we will lower your GMIB value for each dollar that you withdraw up to and equal to the current contract year interest credited on your GMIB value.

Pro-Rata Adjustment.  During each contract year, for any amount you withdraw that exceeds the current contract year interest credited on your GMIB value, the GMIB value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact your GMIB value. We use the percentage of contract value withdrawn to lower the GMIB value by the same percentage.

The following is an example of a pro-rata adjustment to the GMIB value:

The values shown are based on the following assumptions:

•	the owner is age 60 when we issue the contract;
•	the annuitant and the owner are the same person;
•	the initial purchase payment is equal to $100,000; and
•	there is a hypothetical rate of return such that the contract value in contract year 5 prior to the withdrawal is equal to $127,322

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	61	$100,000	$0	$104,916	$105,000	$0
2	62		0	110,074	110,250	0
3	63		0	115,485	115,763	0
4	64		0	121,161	121,551	0
5	65		12,000	115,322	115,613	0
6	66		0	120,791	121,394	0

The example shows the following:

•	On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.
•	Each contract year the GMIB value is increased by 5%.
•	A withdrawal of $12,000 is taken in contract year 5. Because this withdrawal is greater than the interest credited to the GMIB value during the current contract year, the GMIB value is (1) reduced dollar for dollar up to the interest credited during the current contract year, and (2) reduced in direct proportion to the contract value reduction for the amount of the withdrawal greater than the GMIB interest credited during the current contract year.
•	The GMIB interest credited during contract year 5 is equal to $6,077.
•	The withdrawal amount is equal to $12,000.
•	The excess withdrawal amount is equal to $5,923 ($12,000 – $6,077).
•	The contract value prior to the excess withdrawal is equal to $121,245 ($127,322 – $6,077).
•	The contract value after the excess withdrawal is equal to $115,322 ($121,245 – $5,923).
•	The GMIB value prior to the withdrawal is equal to $127,628.
•	The GMIB value prior to the excess withdrawal is equal to $121,551 ($127,628 – $6,077).
•	The GMIB value after the excess withdrawal = the GMIB value prior to the excess withdrawal – ((excess withdrawal / contract value prior to the excess withdrawal) x (the GMIB value prior to the excess withdrawal)).

The GMIB value = $121,551 – (($5,923 / $121,245) x ($121,551))

                                            = $121,551 – $5,938 = $115,613.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Withdrawals may be subject to a contingent deferred sales charge.

The Reset Date for the 2008 Version  (for contracts applied for on or after 9/8/2008, subject to state availability). For the 2008 Version a reset date will automatically occur on your first contract anniversary and each subsequent contract anniversary, unless you request otherwise in writing. Your written request must be received at our Service Center prior to the close of the New York Stock Exchange on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 80 the reset option is no longer available so there are no longer reset dates.

The Reset Date for the Pre-2008 Version  (for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). For the Pre-2008 Version we will not schedule an initial reset date until you request one. Once you request an initial reset date we will automatically schedule future reset dates for each subsequent contract anniversary unless you request otherwise in writing. Reset dates may occur on your second contract anniversary and any subsequent contract anniversary. To request a reset or to cancel a reset a written request must be received at our Service Center prior to the close of the New York Stock Exchange on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 75 the reset option is no longer available so there are no longer reset dates.

What Happens on a Reset Date?  As of the close of the New York Stock Exchange on the business day prior to the reset date, we will compare your GMIB value to your contract value.

1)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value exceeds the GMIB value, then we will reset your GMIB value by increasing it to equal that contract value. The increase will occur on the reset date. Additionally, the following will occur:

a)	On the reset date you will begin a new ten year benefit waiting period.

b)	On the reset date we will use the new GMIB value to calculate the 5% or 6% increase.

You may not apply the GMIB value to an annuity option until on or after the tenth contract anniversary following the most recent reset.

2)	If at the close of the New York Stock Exchange on the business day just prior to the reset date your contract value is less than the GMIB value, the following will occur:

a)	Your GMIB value will not be reset.

b)	The current benefit waiting period will remain in place.

Reset Examples

Example 1

Assuming:

•	You elect GMIB 5.

•	A reset is scheduled for your contract anniversary.

•	On the close of the business day just prior to your contract anniversary your contract value is $120,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is higher than your GMIB value we reset your GMIB value to equal $120,000.

•	Your benefit waiting period is extended to equal 10 years from this contract anniversary.

•	On this contract anniversary $6,000 is the interest credited on your GMIB value for the contract year ($120,000 x 5% for GMIB 5 = $6,000).

•	During the contract year: a) you may withdraw up to $6,000 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value; b) for any withdrawal amount that exceeds $6,000 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

Example 2

Assuming:

•	You elect GMIB 5.

•	A reset is scheduled for your contract anniversary.

•	On the close of the business day just prior to your contract anniversary your contract value is $90,000 and your GMIB value is $110,250.

Then:

•	Since your contract value is less than your GMIB value we do not reset your GMIB value to equal your contract value. So your GMIB value remains at $110,250.

•	Your benefit waiting period is unchanged.

•	On this contract anniversary $5,513 is the interest credited on your GMIB value for the contract year ($110,250 x 5% for GMIB 5 = $5,513).

•	During the contract year: a) you may withdraw up to $5,513 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value; b) for any withdrawal amount that exceeds $5,513 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

For additional examples see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”

Eligibility for the GMIB Value.  You will be eligible to apply all of the GMIB value to an annuity option or a minimum of $10,000 of the GMIB value to an annuity option if:

1)	you elected GMIB 5 or GMIB 6 at time of contract issue and you do not cancel the feature;

2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

3)	your annuity start date is on the tenth or a subsequent contract anniversary or, if your GMIB value was reset, your annuity start date is on the tenth or a subsequent contract anniversary after the last reset (except as described under item 7);

4)	the annuitant is at least age 60 (except as described under item 7);

5)	the annuitant is not older than age 90 (for the 2008 Version) or not older than age 85 (for the Pre-2008 Version); and

6)	you elect an annuity option available for use with the GMIB value. Available options are as follows:

a)	For the 2008 Version you may elect fixed annuity payments. You may not elect a period certain only annuity option. You may apply all or a minimum of $10,000 of the GMIB value to a lifetime annuity option or a lifetime annuity option with period certain within the following guidelines: If your lifetime annuity option includes a period certain, the period certain cannot be greater than 20 years if the annuitant is age 80 or under; 10 years if the annuitant is at or between age 81 and 90; and for contracts issued in New York: 15 years if the annuitant is age 65 or under; 10 years if the annuitant is at or between age 66 and 75; and 5 years if the annuitant is at or between age 76 and 90.

b)	For the Pre-2008 Version, you may elect fixed and/or variable payments. You may apply all or a minimum of $10,000 of the GMIB value to any of our available annuity options, however, if you elect an annuity option with a period certain only, it must be for a period certain of twenty or more years.

Additionally:

7)

a)	For the 2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(a) and the annuitant is age 90 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

b)	For the Pre-2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(b) and the annuitant is age 85 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

Fixed Annuity Payment Amounts and the GMIB.  When you enter the income phase, we calculate fixed annuity payments using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the fixed guaranteed payout rates in your contract; 2) your contract value and the fixed guaranteed payout rates in your contract; or 3) your contract value and current fixed payout rates.

Variable Annuity Payment Amounts and the GMIB.  For the Pre-2008 Version you may elect fixed and/or variable annuity payments. For the 2008 Version you may not elect variable payments. We calculate the initial variable annuity payment using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the fixed guaranteed payout rates in your contract; or 2) your contract value and the variable guaranteed payout rates. Future variable payments will depend on the performance of the funds you select. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuitant Age and Termination of GMIB 5 and GMIB 6.  For the 2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 90. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated. If you have not applied your GMIB value to an annuity option as of the contract anniversary following the annuitant attaining age 90, we will increase your contract value to equal 60% of the GMIB value if your contract value is less than 60% of the GMIB value on that date. If your contract value is greater than 60% of the GMIB value, we will make no adjustment.

For the Pre-2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 85. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated.

Allocation Restrictions.  If you elect GMIB 5 or GMIB 6, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect GMIB 5 or GMIB 6, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  You may only elect one GMIB feature. If you elect GMIB 5 or GMIB 6, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of GMIB 5 and GMIB 6.  If you elect GMIB 5 or GMIB 6, we will deduct a charge from your contract value in the funds. The charge for the 2008 Version and Pre-2008 Version GMIB 5 is equal, on an annual basis, to 0.65% of the current GMIB value. The charge for the 2008 Version and Pre-2008 Version GMIB 6 is equal, on an annual basis, to 0.80% of the current GMIB value. We can increase these charges, but they will never exceed 1.50%. We will deduct the charge for GMIB 5 or GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

How to Elect GMIB 5 or GMIB 6.  To elect GMIB 5 or GMIB 6:

•	the annuitant must not be older than age 80 at time of contract issue (for the 2008 Version) or the annuitant must not be older than age 75 at time of contract issue (for the Pre-2008 Version);

•	you must elect the feature at the time we issue your contract;

•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

The GMIB 5 and GMIB 6 are not available in contracts we currently issue.

Canceling GMIB 5 or GMIB 6.  You can cancel GMIB 5 or GMIB 6. We will terminate your selection of GMIB 5 or GMIB 6 and the associated charge on the business day we receive our fully completed form at our Service Center. Once the feature is terminated, it cannot be reinstated.

Withdrawal Benefit for Annuity Options for the Pre-2008 Version.  If you elect GMIB 5 or GMIB 6 and later apply all or a portion of your GMIB value to generate variable payments from an annuity option with a period certain, you may withdraw a portion or all of the commuted value of any remaining period certain payments. Partial withdrawals are limited to one per contract year and must be a minimum amount of $5,000. The remaining annuity payments after a partial withdrawal must be at least $100. Any request for a withdrawal will be taken proportionately from the funds that you are invested in as of the date of the withdrawal. Once a withdrawal is made, the remaining period certain annuity payments will be reduced proportionally. Withdrawals will not affect annuity payments that are to be made after the period certain is over, if any.

Basic GMIB

If you elected the Guaranteed Minimum Income Benefit and you applied for your contract prior to September 1, 2007 or in a state where GMIB 5 and GMIB 6 were not available when we issued your contract, then your Guaranteed Minimum Income Benefit feature is the Basic GMIB. We no longer sell contracts offering the Basic GMIB.

Current Charge: 0.60%

Maximum Charge: 1.25%

For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

What is the Basic GMIB?  The Basic GMIB is a feature you can elect when we issue your contract. It sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How is the GMIB Value Calculated?  The GMIB value will equal:

a)	your total purchase payments to your contract as of the end of your 2nd contract year; where

b)	on a daily basis each purchase payment is increased by a compounded annual rate of 5% starting from the date each is credited to your contract value until the maximum GMIB value is reached or you begin the income phase;

c)	reduced by an adjustment for any withdrawals.

The adjustment for withdrawals is calculated as follows:

i)	the withdrawal amount, including any applicable charges;

ii)	divided by your contract value immediately prior to the withdrawal; with the result

iii)	multiplied by the most recently calculated GMIB value.

The contract rider describing this Basic GMIB refers to the GMIB Value as the Guaranteed Annuitization Value or the Guaranteed Minimum Income Benefit.

The maximum GMIB value is 200% of the purchase payments made to your contract value in the first two contract years, adjusted for withdrawals. The GMIB value will never be greater than the maximum GMIB value. When the annuitant reaches age 80, the GMIB value will no longer increase.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.

Eligibility for the GMIB Value.  You will be eligible to apply all or a portion of the GMIB value to an annuity option if:

1)	you elected the Basic GMIB at time of contract issue and you do not cancel the feature;

2)	you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

3)	your contract is beyond its 7th contract year (we measure a contract year from the anniversary of the day we issued your contract);

4)	the annuitant reaches age 60; and

5)	you elect to receive fixed annuity payments through a life contingent annuity option (currently Annuity Options A, B, C and D).

Allocation Restrictions.  If you elect the Basic GMIB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”

If you elect the Basic GMIB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect the Basic GMIB, you may not elect a Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Cost of the Basic GMIB.  If you elect the Basic GMIB, we will deduct an additional charge of 0.60% while the feature is in effect. This charge will never be greater than 1.25%. We will no longer make this deduction once you apply your full contract value to an annuity option or cancel the Basic GMIB. If you elect to discontinue the Basic GMIB and its associated benefit, the charge will be discontinued when we receive your request in good order, and we will apply a proportionate credit of the remaining prepaid charge to your contract value.

How to Elect the Basic GMIB.  To elect the Basic GMIB:

•	the annuitant must be under age 80 at time of contract issue;

•	you must elect the feature at the time we issue your contract;

•	you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”);

The Basic GMIB is not available in contracts we currently issue.

Canceling the Basic GMIB.  We will terminate your selection of this feature on the business day we receive our fully completed form at our Service Center. We will apply a proportionate credit of the remaining prepaid charge to your contract value. Once the Basic GMIB is terminated, it cannot be reinstated.

Annuity Payments and the GMIB.  When you enter the income phase, we calculate your annuity payments using the values which provide the most favorable annuity payment, either: 1) the GMIB value and the guaranteed payout rates in your contract; 2) your contract value and the guaranteed payout rates in your contract; or 3) your contract value and current payout rates.

Guaranteed Minimum Withdrawal Benefit (GMWB) MassMutual Lifetime Payment Plus

The GMWB is not available in contracts we currently issue.

See sub-section “Cost of MassMutual Lifetime Payment Plus” for detail about charges for this feature.

Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Payment Plus. Changes to the beneficiary may reduce the value of the benefit.

What is MassMutual Lifetime Payment Plus?  MassMutual Lifetime Payment Plus is designed as a guaranteed minimum lifetime withdrawal benefit. If you elect MassMutual Lifetime Payment Plus, we will permit you to receive a specified withdrawal amount annually for life, even if your contract value is zero and subject to the terms and conditions described in this section. There are two versions of this feature: Single Life and Joint Life.

Examples.  For examples of how the benefit may work see “Appendix C – Guaranteed Minimum Withdrawal Benefit Examples.”

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

How to Elect MassMutual Lifetime Payment Plus.  To elect MassMutual Lifetime Payment Plus:

a)	elect MassMutual Lifetime Payment Plus at time of contract issue;*

b)	participate in an asset allocation program (see “Transfers and Transfer Programs – Asset Allocation Programs”); and

c)	designate the covered person(s).
* See “Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus” for rules regarding a spouse’s right to re-elect this feature upon death of the owner.

The GMWB is not available in contracts we currently issue.

Canceling MassMutual Lifetime Payment Plus.  You can cancel MassMutual Lifetime Payment Plus. We will terminate your election of this feature on the business day we receive our fully completed form at our Service Center. The final charge for this feature will occur on the contract year quarter immediately preceding termination. Once the feature is terminated, it cannot be reinstated.

Covered Person(s).  The covered person is generally you, the contract owner. You will designate the covered person(s) when you complete your application for the contract. You will designate one covered person if you elect the Single Life version of MassMutual Lifetime Payment Plus and two covered persons if you elect the Joint Life version. The younger covered person must be under age 81 at the time we issue your contract. Once we issue the contract, you cannot change the designated covered person(s).

The covered persons are significant because:

•	we offer a guaranteed lifetime withdrawal amount for the life of the covered persons, subject to the terms and conditions described in this section; and

•	on the later of your contract issue date or when the younger covered person attains age 60, the benefit base which we use to determine your guaranteed lifetime withdrawal amount will no longer be reduced by withdrawals unless you withdraw more than the guaranteed lifetime withdrawal amount during a contract year.

For purposes of determining benefits under this feature, we will always use the younger covered person’s age, even if the older covered person becomes the only surviving covered person.

You will designate the covered person based on the restrictions noted here:

MassMutual Lifetime Payment Plus – Single Life. If you elect single life, you will designate one covered person.

•	If an individually owned contract, the covered person must be the contract owner.

•	If the owner is a non-natural person, the covered person must be the annuitant.

•	If there are joint contract owners, the covered person is the contract owner you designate as the covered person when you complete your application for the contract.

•	If there are joint contract owners, they must be spouses and the only primary beneficiaries.

MassMutual Lifetime Payment Plus – Joint Life. If you elect joint life, you will designate two covered persons.

A joint life option can only be elected if your contract is a non-qualified contract or an Individual Retirement Annuity, including a traditional, SEP, Simple, or Roth, excluding Custodial IRAs.

•	If an individually owned contract, the covered person must be the contract owner. The second covered person must be the spouse of the contract owner and the sole primary beneficiary.

•	If the owner is a non-natural person, the covered person must be the annuitant. The second covered person must be the spouse of the annuitant and the sole primary beneficiary.

•	If there are joint contract owners, the covered persons must be spouses, joint contract owners and the only primary beneficiaries.

Some of the benefits of this feature may be unrealized if you elect joint life and there is a subsequent divorce between the covered persons.

The Benefit Base: What We Use to Determine the Guaranteed Withdrawal Amounts.  The MassMutual Lifetime Payment Plus benefit base is one of the variables we use when determining how much is available for you to withdraw each contract year. The initial benefit base is your contract value on the date we issue your contract.

The benefit base may increase as a result of:

1)	additional purchase payments;

2)	credits;

3)	an annual ratchet; or

4)	an enhancement to the benefit base.

The benefit base may decrease as a result of withdrawals. The benefit base cannot be withdrawn in a lump sum.

The Maximum Benefit Base.  The benefit base will never exceed the maximum benefit base we allow which is $5,000,000.

The Guaranteed Lifetime Withdrawal Date.  The Guaranteed Lifetime Withdrawal Date is the later of your contract issue date or the date the younger covered person attains age 60. This is the date on which we guarantee the benefit base for life.

On or After the Guaranteed Lifetime Withdrawal Date

The Guaranteed Lifetime Withdrawal Amount.  On or after the Guaranteed Lifetime Withdrawal Date, the Guaranteed Lifetime Withdrawal Amount is the annual amount, up to a maximum withdrawal equal to 5% of the benefit base, we guarantee is available for withdrawals each contract year during the life of the covered person(s). After the Guaranteed Lifetime Withdrawal Date, each time the benefit base is changed the Guaranteed Lifetime Withdrawal Amount will equal 5% of the new benefit base.

Impact of Withdrawals on the Benefit Base.  Beginning on the Guaranteed Lifetime Withdrawal Date, the benefit base will not reduce if total withdrawals during a contract year are less than or equal to the Guaranteed Lifetime Withdrawal Amount.

If a withdrawal causes total withdrawals during a contract year to exceed the Guaranteed Lifetime Withdrawal Amount, or if total withdrawals during a contract year already exceeded the Guaranteed Lifetime Withdrawal Amount, then the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or

2)	the benefit base immediately prior to the withdrawal, minus the amount of the excess withdrawal.

The Guaranteed Lifetime Withdrawal Amount will then equal 5% of the new benefit base.

However, the benefit base will not be reduced if all withdrawals during the contract year are for required minimum distributions we calculate under an automatic distribution program, even if such distributions exceed the Guaranteed Lifetime Withdrawal Amount available in a contract year. We define required minimum distributions as any distribution that we must distribute to you or a plan participant pursuant to Internal Revenue Code sections 401(a)(9), 403(b)(10), 408(b)(3) or 408A(c). Required minimum distributions are generally required to begin by April 1st of the year after a participant attains age 70 1⁄2, or for some qualified plans, the year of retirement, if later.

Before the Guaranteed Lifetime Withdrawal Date

The Guaranteed Withdrawal Amount.  The only time we issue a contract before the Guaranteed Lifetime Withdrawal Date is if we issue a contract before the youngest covered person has attained age 60. Prior to the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount is the annual amount up to a maximum percentage that we guarantee is available for withdrawals each contract year prior to the Guaranteed Lifetime Withdrawal Date. On the date we issue your contract, the Guaranteed Withdrawal Amount is equal to 5% of your initial purchase payment to the contract.

After your contract issue date and before the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount can increase if an annual ratchet, credit or purchase payment would result in a higher Guaranteed Withdrawal Amount than the current Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will decrease only if you make a withdrawal in excess of the Guaranteed Withdrawal Amount or the benefit base reduces to zero.

Impact of Withdrawals on the Benefit Base. Prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal reduces the benefit base. If the withdrawal is less than or equal to the Guaranteed Withdrawal Amount, the withdrawal will reduce the benefit base on a dollar-for-dollar basis. If the withdrawal is greater than the Guaranteed Withdrawal Amount, the benefit base will equal the lesser of:

1)	your contract value immediately after the withdrawal; or

2)	the benefit base immediately prior to the withdrawal, minus the amount of the withdrawal.

Additional Purchase Payments and the Benefit Base.  Each time an additional purchase payment is received prior to the Guaranteed Lifetime Withdrawal Date, the benefit base will increase by the amount of that additional purchase payment.

After the Guaranteed Lifetime Withdrawal Date, an increase to the benefit base due to an additional purchase payment is determined as follows:

1)	If there have been no additional purchase payments or annual ratchets since the Guaranteed Lifetime Withdrawal Date, then all withdrawals since the Guaranteed Lifetime Withdrawal Date will be deducted from the additional purchase payment. Any additional purchase payment amount remaining after that deduction will be added to the benefit base.

2)	If, since the Guaranteed Lifetime Withdrawal Date, the benefit base has been adjusted due to additional purchase payments or annual ratchets, then the cumulative purchase payments since the last adjustment will be reduced by withdrawals. The withdrawals and additional purchase payments that have not adjusted the benefit base are determined beginning with the later of (a) an increase in benefit base by an additional purchase payment; or (b) an annual ratchet. Any amount of the current additional purchase payment remaining after the reduction will be added to the benefit base.

We reserve the right to limit additional purchase payments when you have an election of MassMutual Lifetime Payment Plus. We may waive any such additional purchase payment limit in a uniform and nondiscriminatory manner upon prior written notice.

Any purchase payments received on or after the younger covered person attains age 81 will not increase the benefit base.

Credits to the Benefit Base.  Each year during the first ten contract years, if no withdrawals are taken during a particular contract year, then the benefit base will increase on the following contract anniversary.

If the benefit base has never been recalculated due to an annual ratchet or withdrawal, we will increase the benefit base by an amount equal to 6% of the sum of: your original benefit base value plus any purchase payments applied to the benefit base after we issued your contract.

If the benefit base was previously recalculated due to an annual ratchet or a withdrawal, then the benefit base will increase each year a withdrawal has not been taken by an amount equal to 6% of the sum of: the benefit base as of the last benefit base recalculation plus any purchase payments applied to the benefit base after such recalculation.

See “Additional Purchase Payments and the Benefit Base” for how we calculate the increase by purchase payments and “Before the Guaranteed Lifetime Withdrawal Date – Impact of Withdrawals on the Benefit Base” for how we calculate the decrease for withdrawals.

Annual Ratchet and the Benefit Base.  Before the younger covered person attains age 91, on each contract anniversary we will compare your contract value to your benefit base. If your contract value is greater than your benefit base, we will automatically ratchet up the benefit base to equal your contract value. During your first ten contract years, we will apply any credit to the benefit base before we make this comparison (see “Credits to the Benefit Base”). You may opt out of any annual ratchet by submitting a written request to our Service Center within 30 calendar days prior to your contract anniversary.

Enhanced Benefit Base and Enhanced Benefit Base Date.  The benefit base will be enhanced to equal the greater of the benefit base or the enhanced benefit base amount if no withdrawals are taken prior to the enhanced benefit base date, which is the later of:

•	10 years from your contract issue date; or

•	when the younger covered person reaches age 70.

The enhanced benefit base amount equals:

a)	2 multiplied by any purchase payments applied to the benefit base during the 1st contract year; plus

b)	any purchase payments applied to the benefit base during or after the 2nd contract year and prior to the enhanced benefit base date.

Charges for Withdrawals.  If your total withdrawals in each contract year are equal to or less than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount, the withdrawal amounts will not be subject to any contingent deferred sales charge. If your total withdrawals in any contract year are greater than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount and the contingent deferred sales charge schedule is in effect, then the amount withdrawn in excess will be subject to a contingent deferred sales charge. See “Expenses – Contingent Deferred Sales Charge.”

Impact of Withdrawals on Contract Value.  Withdrawals will reduce your contract value by the amount of the withdrawal and any applicable contingent deferred sales charge.

Impact of Withdrawals on the Death Benefit.  If you elect MassMutual Lifetime Payment Plus, when you make withdrawals we will reduce the value of the death benefit as described in each death benefit calculation. See “Death Benefit – Basic Death Benefit” and “Additional Features – Annual Ratchet Death Benefit.”

The Settlement Phase.  Your contract enters the settlement phase if the benefit base is greater than zero, but your contract value falls below the minimum contract value we allow after a partial withdrawal. See “Withdrawals.”

During the settlement phase, we will make settlement payments, but all other rights and benefits under the contract, including death benefits, will terminate and we will not accept additional purchase payments. Additionally, we will no longer deduct the charge for MassMutual Lifetime Payment Plus. For tax reporting purposes we report settlement payments as annuity payments.

We determine the settlement payment amounts as follows:

1)	If on or after the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount. Settlement payments will end when there is no longer a surviving covered person.

2)	If prior to the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to 5% of the benefit base at the time the contract enters the settlement phase. Settlement payments will end when there is no longer a surviving covered person.

We will pay settlement payments no less frequently than annually.

Choices upon the Latest Permissible Annuity Start Date.  Upon the latest permissible annuity start date you must choose to terminate the contract or your contract must enter the Income Phase. The latest permissible annuity start date is discussed in “Income Phase – Annuity Payment Start Date.”

If you enter the Income Phase upon the latest permissible annuity start date:

1)	you may elect one of the available annuity options described in “The Income Phase” and apply your contract value to that annuity option; or

2)	you may elect to receive annuity payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount and we will pay such annuity payments until there is no longer a surviving covered person.

Once annuity payments begin all other rights and benefits under the contract, including death benefits, will terminate and we will no longer accept additional purchase payments. We will also no longer deduct the charge for MassMutual Lifetime Payment Plus. For more information about annuity options see “The Income Phase.”

Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.  If you have an election of MassMutual Lifetime Payment Plus and a death benefit is paid from the contract:

•	if the beneficiary takes the death benefit in a lump sum under the terms of the contract, MassMutual Lifetime Payment Plus will no longer be in effect;

•	if the beneficiary does not take the death benefit in a lump sum, then:

1)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is the last surviving covered person, MassMutual Lifetime Payment Plus will no longer be in effect. If the beneficiary is the covered person’s spouse, he or she may continue the contract and apply for a new Guaranteed Minimum Withdrawal Benefit subject to availability and our then current rules and fees.

2)	If the deceased owner (or the annuitant, if the owner is a non-natural person) is not the last surviving covered person, MassMutual Lifetime Payment Plus will continue provided the covered person continues the contract pursuant to IRS Code Section 72(s)(3) or 401(a)(9).

Allocation Restrictions.  If you elect MassMutual Lifetime Payment Plus, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” If you elect MassMutual Lifetime Payment Plus, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.

Additional Restrictions.  If you elect MassMutual Lifetime Payment Plus, you may not elect a Guaranteed Minimum Accumulation Benefit or a Guaranteed Minimum Income Benefit.

Termination of MassMutual Lifetime Payment Plus.  The MassMutual Lifetime Payment Plus feature will terminate upon the earlier of:

1)	the date a death benefit is payable and the beneficiary takes the death benefit as a lump sum under the terms of the contract;

2)	the date the full contract value is applied to an annuity option;

3)	the date your contract value and the benefit base both equal zero;

4)	the date there is no longer a surviving covered person;

5)	the business day we receive at our Service Center your request (submitted on our fully completed form) to terminate the feature; or

6)	the date the contract is terminated.

If the MassMutual Lifetime Payment Plus feature is terminated, it cannot be re-elected.

Cost of MassMutual Lifetime Payment Plus.  If you elect MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.

Important GMWB Considerations.  This feature may not be appropriate for all contract owners. You should understand the GMWB completely before you elect this feature.

The GMWB does not in any way guarantee the performance of any of the investment choices available under this contract.

Postponing withdrawals may positively impact the benefit base as described in “MassMutual Lifetime Payment Plus – Credits to the Benefit Base.” However, if you postpone the taking of withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.

Excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this feature. Excess withdrawals are those in excess of the Guaranteed Lifetime Withdrawal Amount or, if taken prior to the youngest covered person reaching age 60, excess withdrawals are those in excess of the Guaranteed Withdrawal Amount.

Because the charge for the GMWB is a percentage of the benefit base, an increase in the benefit base will result in an increase in the cost of the feature.

Please consult with a qualified financial professional when you are evaluating the GMWB and all other aspects of the contract.

Equalizer Benefit

The Equalizer Benefit is not available in contracts we currently issue.

Current Charge: 0.50%

Maximum Charge: 0.60%

For additional detail on charge deduction see “Additional Features – Charges for Additional Features.”

For an additional charge, at time of contract issue you can elect the equalizer benefit. The equalizer benefit provides a credit at the end of the following benefit periods:

•	the tenth contract year; and

•	every five year contract period thereafter.

You may only elect this additional feature at the time you apply for a contract. You may cancel this feature at any time. The cancellation will be effective on the contract anniversary following your request.

We will pay the equalizer benefit only until you or the oldest joint owner (or an annuitant, if the owner is a non-natural person) reaches age 80. You may not elect the equalizer benefit if you or the oldest joint owner (or an annuitant, if the owner is a non-natural person) is age 70 or older when we issue your contract.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Cost of the Equalizer Benefit.  If you elect the equalizer benefit, we deduct an additional charge of 0.50% while the feature is in effect. We reserve the right to increase this charge, but it may never exceed 0.60%. We will assess this charge while the benefit is in effect.

How is the Credit Calculated?  We base the credit on 10% of net earnings for each benefit period. The credit will never be less than zero. For the initial benefit period, we define earnings as the difference between your contract value and your purchase payments (less withdrawals) made during the benefit period.

For subsequent benefit periods after the tenth contract year, we define earnings as:

•	your contract value at the end of the benefit period;

•	minus your contract value at the end of the immediately preceding benefit period;

•	minus your purchase payments during the just ended benefit period;

•	plus withdrawals made during the just ended benefit period;

•	minus the equalizer benefit from the immediately preceding benefit period.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the equalizer benefit. We will not count benefits that are paid as earnings when we determine the earnings amount for the subsequent benefit period. If you terminate this benefit during a benefit period, we will not pay you any benefit for that benefit period.

We will limit individual payments of the benefit to 40% of the amount of your total purchase payments less any withdrawals.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL TRANSITIONS SELECTSM

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2013, for the individual deferred variable annuity contract which is referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

1

ASSIGNMENT OF CONTRACT

In certain states, the contract cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Service Center. MassMutual assumes no responsibility for the validity of any assignment.

For qualified contracts, the following exceptions and provisions should be noted:

1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the owner given during the annuitant’s lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which the assignee is entitled, and to pay any balance of such value in one sum to the owner, regardless of any payment options which the owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a); and

4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

2

DISTRIBUTION

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives and were as follows for the last three calendar years:

2010	2011	2012
$21,682,865	$16,649,649	$17,785,572

Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2010	2011	2012
$1,462,850	$980,731	$1,149,656

MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts. Compensation amounts for the last three calendar years were as follows:

MMLIS

2010	2011	2012
$4,601,632	$4,382,746	$4,664,722

MML Distributors

2010	2011	2012
$377,422	$358,653	$389,759

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Contract Owners as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the contract. The contract does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

3

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the insurance charges. The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers and Transfer Programs section in the prospectus for more information about transfers during the income phase.

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

4

3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or if there are none

2)  to the contingent beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or if there are none

3)  to the estate of the owner.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the owner retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the Separate Account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

5

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2012 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2012 and 2011, and for the three-year period ended December 31, 2012, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 22, 2013 states that the Company prepared the financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, (statutory accounting practices) which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Separate Account”) as of December 31, 2012, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2012, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

March 4, 2013

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

ASSETS
Investments
Number of shares	11,066,949	1,990,120	1,484,618	311,455	167,197	489,367	144,908	408,508	120,392	13,231

Identified cost	$289,460,664	$40,630,056	$13,697,497	$4,241,722	$2,362,628	$7,440,882	$2,456,351	$5,353,040	$1,904,795	$138,349

Value	$292,610,128	$51,743,134	$16,494,105	$5,089,181	$2,721,974	$10,276,716	$2,969,174	$6,891,528	$1,986,472	$141,911
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	3,121,413	-	-	10,589	-	29,213	14,041	-	20,401	-

Total assets	295,731,541	51,743,134	16,494,105	5,099,770	2,721,974	10,305,929	2,983,215	6,891,528	2,006,873	141,911

LIABILITIES
Annuitant mortality fluctuation reserve	4,606	-	17	-	-	-	-	86	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	38,703	311,877	-	10,401	-	-	1,739	-	38

Total liabilities	4,606	38,703	311,894	-	10,401	-	-	1,825	-	38

NET ASSETS	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

Net Assets:
Accumulation units - value	$293,396,172	$51,704,431	$15,917,552	$5,054,061	$2,711,573	$10,164,087	$2,983,215	$6,870,757	$2,006,873	$141,873
Contracts in payout (annuitization) period	2,330,763	-	264,659	45,709	-	141,842	-	18,946	-	-

Net assets	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

Outstanding units
Contract owners	17,406,780	3,207,664	1,302,495	776,137	451,652	674,210	207,733	720,292	147,145	13,539

UNIT VALUE
Panorama Premier	$22.60	$-	$12.36	$7.27	$-	$14.86	$-	$3.38	$-	$-
Panorama Passage®
Tier 1	17.03	-	12.28	7.19	-	14.70	-	3.34	-	-
Tier 2	16.77	-	12.15	7.08	-	14.47	-	3.29	-	-
Tier 3	17.60	-	12.49	7.42	-	15.17	-	3.44	-	-
MassMutual Artistry	15.08	-	12.54	6.50	-	13.18	-	3.27	-	-
MassMutual Transitions®
Custom Plan	18.78	-	12.73	6.83	-	16.02	-	12.59	-	-
Package Plan I	18.78	-	12.73	6.83	-	16.02	-	12.59	-	-
Package Plan II	18.10	-	12.44	6.58	-	15.43	-	12.13	-	-
Package Plan III	17.62	-	12.23	6.41	-	15.03	-	11.82	-	-
MassMutual EvolutionSM
Tier 1	15.31	-	12.23	5.62	-	13.55	-	11.93	-	10.48
Tier 2	14.78	-	11.91	5.42	-	13.08	-	11.51	-	10.47
Tier 3	14.46	-	11.71	5.30	-	12.79	-	11.26	-	10.47
Tier 4	14.76	-	11.91	5.41	-	13.06	-	11.49	-	10.47
Tier 5	14.24	-	11.59	5.23	-	12.60	-	11.09	-	10.46
Tier 6	13.93	-	11.40	5.11	-	12.33	-	10.85	-	10.46
Tier 7	14.69	-	11.83	5.39	-	12.99	-	11.44	-	10.47
Tier 8	14.15	-	11.52	5.19	-	12.52	-	11.02	-	10.46
Tier 9	-	14.41	11.73	-	5.29	-	12.75	-	11.21	10.47
Tier 10	-	15.02	12.13	-	5.52	-	13.29	-	11.69	10.48
Tier 11	-	13.88	11.42	-	5.10	-	12.29	-	10.81	10.46
Tier 12	-	14.76	11.92	-	5.43	-	13.07	-	11.49	10.47
Tier 13	-	13.72	11.29	-	5.04	-	12.14	-	10.68	10.45
Tier 14	-	14.23	11.59	-	5.23	-	12.60	-	11.08	10.46
MassMutual RetireEase SelectSM
Tier 1	10.25	-	10.03	4.49	-	11.28	-	10.51	-	-
Tier 2	10.54	-	10.32	4.62	-	11.60	-	10.80	-	-
MassMutual Transitions SelectSM
Tier 1	16.91	-	12.56	6.36	-	15.47	-	15.43	-	10.49
Tier 2	-	16.73	12.56	-	6.31	-	15.31	-	15.26	10.49
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

ASSETS
Investments
Number of shares	3,279,343	3,314,350	12,204,747	28,909,378	3,268,157	1,140,165	3,191,039	1,108,724	303,854	11,312,665

Identified cost	$29,105,377	$27,561,781	$116,235,135	$267,049,168	$55,627,989	$19,819,034	$31,432,914	$12,348,163	$3,355,109	$112,408,618

Value	$34,334,719	$34,469,238	$132,421,500	$312,221,281	$63,158,041	$22,005,280	$43,079,022	$14,834,728	$3,345,433	$122,289,910
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	75,697	90,009	108,847	105,293	59,490	-	430,504

Total assets	34,334,719	34,469,238	132,421,500	312,296,978	63,248,050	22,114,127	43,184,315	14,894,218	3,345,433	122,720,414

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	1,251	-	892	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	3,492	10,771	1,034	-	-	-	-	-	63,341	-

Total liabilities	3,492	10,771	1,034	-	1,251	-	892	-	63,341	-

NET ASSETS	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218	$3,282,092	$122,720,414

Net Assets:
Accumulation units - value	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$62,317,404	$22,114,127	$42,682,249	$14,894,218	$3,282,092	$122,720,414
Contracts in payout (annuitization) period	-	-	-	-	929,395	-	501,174	-	-	-

Net assets	$34,331,227	$34,458,467	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218	$3,282,092	$122,720,414

Outstanding units
Contract owners	3,011,798	3,056,568	11,205,798	26,831,944	4,317,094	1,545,756	2,805,201	1,037,043	243,018	10,131,983

UNIT VALUE
Panorama Premier	$11.34	$-	$11.73	$-	$12.80	$-	$17.10	$-	$-	$12.02
Panorama Passage®
Tier 1	11.29	-	11.68	-	13.62	-	16.95	-	-	11.97
Tier 2	11.20	-	11.59	-	13.41	-	16.69	-	-	11.88
Tier 3	11.43	-	11.83	-	14.08	-	17.37	-	-	12.12
MassMutual Artistry	11.47	-	11.86	-	13.89	-	17.47	-	15.11	12.15
MassMutual Transitions®
Custom Plan	11.60	-	12.00	-	16.19	-	15.72	-	-	12.29
Package Plan I	11.60	-	12.00	-	16.19	-	15.72	-	-	12.29
Package Plan II	11.40	-	11.79	-	15.60	-	15.15	-	-	12.08
Package Plan III	11.26	-	11.65	-	15.19	-	14.76	-	-	11.93
MassMutual EvolutionSM
Tier 1	11.26	-	11.65	-	14.02	-	13.55	-	13.38	11.93
Tier 2	11.04	-	11.42	-	13.53	-	13.08	-	13.15	11.70
Tier 3	10.90	-	11.28	-	13.23	-	12.79	-	13.01	11.56
Tier 4	11.04	-	11.42	-	13.51	-	13.06	-	13.15	11.70
Tier 5	10.82	-	11.20	-	13.04	-	12.61	-	12.92	11.47
Tier 6	10.69	-	11.06	-	12.75	-	12.33	-	12.78	11.33
Tier 7	10.98	-	11.36	-	13.44	-	13.00	-	13.09	11.64
Tier 8	10.77	-	11.14	-	12.96	-	12.53	-	12.87	11.41
Tier 9	-	10.76	-	11.15	-	13.19	-	12.74	12.98	-
Tier 10	-	11.03	-	11.43	-	13.75	-	13.29	13.26	-
Tier 11	-	10.55	-	10.94	-	12.71	-	12.28	12.76	-
Tier 12	-	10.84	-	11.24	-	13.51	-	13.06	13.04	-
Tier 13	-	10.43	-	10.81	-	12.56	-	12.14	12.60	-
Tier 14	-	10.63	-	11.02	-	13.03	-	12.59	12.82	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	11.27	-	10.69	-	-	-
Tier 2	-	-	-	-	11.59	-	10.99	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.48	-	11.88	-	15.14	-	15.40	-	13.61	12.17
Tier 2	-	11.35	-	11.76	-	14.98	-	15.23	13.61	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)

ASSETS
Investments
Number of shares	27,487,519	39,144,217	1,140,908	1,252,391	21,702,055	3,774,207	3,455,790	578,165	44,369	22,781,357

Identified cost	$280,175,197	$352,248,110	$23,928,822	$23,193,990	$211,496,443	$31,656,064	$50,606,342	$9,305,936	$501,013	$222,422,913

Value	$295,215,959	$419,626,004	$24,040,521	$26,211,398	$229,390,723	$39,704,660	$61,824,077	$10,187,268	$509,352	$215,739,448
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	356,750	67,882	-	-	211,394	-	358,328	41,983	-	-

Total assets	295,572,709	419,693,886	24,040,521	26,211,398	229,602,117	39,704,660	62,182,405	10,229,251	509,352	215,739,448

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	137	-	2,086	-	-	-	-	1,802
Payable to Massachusetts Mutual Life Insurance Company	-	-	13,388	138,697	-	289,980	-	-	100	8,442,553

Total liabilities	-	-	13,525	138,697	2,086	289,980	-	-	100	8,444,355

NET ASSETS	$295,572,709	$419,693,886	$24,026,996	$26,072,701	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093

Net Assets:
Accumulation units - value	$295,572,709	$419,693,886	$23,920,196	$26,072,701	$228,294,019	$39,414,680	$60,796,633	$10,229,251	$509,252	$206,098,125
Contracts in payout (annuitization) period	-	-	106,800	-	1,306,012	-	1,385,772	-	-	1,196,968

Net assets	$295,572,709	$419,693,886	$24,026,996	$26,072,701	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093

Outstanding units
Contract owners	24,887,854	37,237,588	1,987,760	2,105,350	16,354,064	2,901,070	5,403,301	775,190	49,307	15,144,640

UNIT VALUE
Panorama Premier	$-	$-	$9.53	$-	$16.92	$-	$10.57	$-	$10.31	$12.69
Panorama Passage®
Tier 1	-	-	10.64	-	16.77	-	11.04	-	10.30	12.87
Tier 2	-	-	10.48	-	16.52	-	10.87	-	10.29	12.67
Tier 3	-	-	11.00	-	17.18	-	11.41	-	10.32	13.30
MassMutual Artistry	-	14.30	11.20	-	17.28	-	9.89	-	10.32	11.80
MassMutual Transitions®
Custom Plan	-	-	13.86	-	15.11	-	14.24	-	10.34	14.54
Package Plan I	-	-	13.86	-	15.11	-	14.24	-	10.34	14.54
Package Plan II	-	-	13.35	-	14.56	-	13.72	-	10.32	14.01
Package Plan III	-	-	13.01	-	14.17	-	13.36	-	10.30	13.64
MassMutual EvolutionSM
Tier 1	-	11.19	11.97	-	13.07	-	12.44	-	10.30	12.83
Tier 2	-	11.00	11.56	-	12.62	-	12.01	-	10.27	12.39
Tier 3	-	10.88	11.31	-	12.34	-	11.74	-	10.25	12.12
Tier 4	-	11.00	11.54	-	12.60	-	11.99	-	10.27	12.37
Tier 5	-	10.81	11.14	-	12.16	-	11.57	-	10.24	11.94
Tier 6	-	10.69	10.90	-	11.90	-	11.32	-	10.23	11.68
Tier 7	-	10.95	11.48	-	12.54	-	11.93	-	10.26	12.31
Tier 8	-	10.76	11.07	-	12.09	-	11.50	-	10.24	11.86
Tier 9	11.40	10.86	-	11.27	-	12.31	-	11.70	10.25	-
Tier 10	11.69	11.09	-	11.75	-	12.84	-	12.20	10.28	-
Tier 11	11.18	10.67	-	10.86	-	11.86	-	11.28	10.22	-
Tier 12	11.49	10.90	-	11.54	-	12.62	-	11.99	10.26	-
Tier 13	11.05	10.54	-	10.73	-	11.72	-	11.14	10.19	-
Tier 14	11.27	10.73	-	11.13	-	12.16	-	11.56	10.22	-
MassMutual RetireEase SelectSM
Tier 1	-	-	8.25	-	9.24	-	9.42	-	-	7.93
Tier 2	-	-	8.48	-	9.50	-	9.69	-	-	8.16
MassMutual Transitions SelectSM
Tier 1	-	11.38	12.91	-	14.12	-	13.79	-	10.33	14.05
Tier 2	12.03	11.38	-	12.78	-	13.98	-	13.64	10.33	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	10.97	-	-	-
Tier 2	-	-	-	-	-	-	11.04	-	-	-
Tier 3	-	-	-	-	-	-	11.23	-	-	-
Tier 4	-	-	-	-	-	-	11.23	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	738,957	36,169	18,548	615,869	390,500	331,192	5,826,066	9,203,587	1,349,900	50,029,980

Identified cost	$6,059,545	$400,573	$226,967	$5,247,820	$3,295,087	$3,100,914	$54,081,155	$86,325,788	$9,211,346	$449,914,144

Value	$6,968,364	$394,964	$230,364	$6,047,834	$3,819,089	$3,298,671	$65,018,899	$85,041,147	$12,419,082	$533,319,585
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2,197	-	-	-	-	-	-	-	-

Total assets	6,968,364	397,161	230,364	6,047,834	3,819,089	3,298,671	65,018,899	85,041,147	12,419,082	533,319,585

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	4,709	-	-
Payable to Massachusetts Mutual Life Insurance Company	210,699	-	70	48,780	114,384	402	375,682	37,949	29,033	452,138

Total liabilities	210,699	-	70	48,780	114,384	402	375,682	42,658	29,033	452,138

NET ASSETS	$6,757,665	$397,161	$230,294	$5,999,054	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447

Net Assets:
Accumulation units - value	$6,757,665	$397,161	$230,294	$5,915,628	$3,704,705	$3,298,269	$64,643,217	$84,766,715	$12,390,049	$532,867,447
Contracts in payout (annuitization) period	-	-	-	83,426	-	-	-	231,774	-	-

Net assets	$6,757,665	$397,161	$230,294	$5,999,054	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447

Outstanding units
Contract owners	503,548	41,068	22,517	522,661	321,653	364,723	5,543,162	6,192,405	1,104,552	46,165,877

UNIT VALUE
Panorama Premier	$-	$9.65	$10.22	$-	$-	$9.38	$-	$14.15	$-	$11.48
Panorama Passage®
Tier 1	-	9.65	10.21	-	-	9.15	-	14.03	-	11.43
Tier 2	-	9.64	10.20	-	-	9.01	-	13.82	-	11.34
Tier 3	-	9.66	10.23	-	-	9.46	-	14.37	-	11.58
MassMutual Artistry	-	9.67	10.23	-	-	6.63	16.44	14.46	-	11.61
MassMutual Transitions®
Custom Plan	-	9.68	10.25	11.32	-	-	-	14.78	-	11.74
Package Plan I	-	9.68	10.25	11.32	-	-	-	14.78	-	11.74
Package Plan II	-	9.66	10.22	10.91	-	-	-	14.29	-	11.54
Package Plan III	-	9.64	10.21	10.62	-	-	-	13.95	-	11.40
MassMutual EvolutionSM
Tier 1	-	9.64	10.21	10.55	-	-	11.54	10.66	-	11.40
Tier 2	-	9.62	10.18	10.18	-	-	11.34	10.29	-	11.18
Tier 3	-	9.60	10.16	9.96	-	-	11.22	10.06	-	11.04
Tier 4	-	9.62	10.18	10.17	-	-	11.34	10.27	-	11.18
Tier 5	-	9.59	10.15	9.81	-	-	11.15	9.91	-	10.96
Tier 6	-	9.58	10.14	9.60	-	-	11.03	9.70	-	10.82
Tier 7	-	9.61	10.17	10.12	-	-	11.29	10.22	-	11.12
Tier 8	-	9.59	10.15	9.75	-	-	11.10	9.85	-	10.90
Tier 9	12.08	9.60	10.16	-	9.96	-	11.20	-	10.02	-
Tier 10	12.60	9.63	10.19	-	10.39	-	11.44	-	10.45	-
Tier 11	11.64	9.57	10.13	-	9.60	-	11.00	-	9.66	-
Tier 12	12.38	9.60	10.17	-	10.21	-	11.24	-	10.27	-
Tier 13	11.50	9.54	10.10	-	9.49	-	10.87	-	9.54	-
Tier 14	11.94	9.57	10.13	-	9.84	-	11.06	-	9.90	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	8.58	-	-	-	8.48	-	-
Tier 2	-	-	-	8.82	-	-	-	8.72	-	-
MassMutual Transitions SelectSM
Tier 1	-	9.67	10.24	12.44	-	-	11.74	11.80	-	11.63
Tier 2	13.91	9.67	10.24	-	12.36	-	11.74	-	11.67	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	77,893,986	1,265,215	3,018,742	1,192,614	22,002,739	5,488,251	3,998,985	1,573,865	124,065	13,230,087

Identified cost	$590,547,971	$13,187,522	$28,187,722	$10,068,853	$236,299,185	$61,306,565	$35,148,439	$15,202,393	$1,301,056	$153,925,727

Value	$827,234,127	$13,803,498	$28,617,678	$11,234,426	$260,952,482	$64,926,006	$38,470,239	$18,288,307	$1,430,468	$163,236,531
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	28,096	51,905	2,147,267	509,589	-	12,097	8,785	1,270,156

Total assets	827,234,127	13,803,498	28,645,774	11,286,331	263,099,749	65,435,595	38,470,239	18,300,404	1,439,253	164,506,687

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	4,230	-	-	-	-	1,696
Payable to Massachusetts Mutual Life Insurance Company	79,662	2,050	-	-	-	-	711,547	-	-	-

Total liabilities	79,662	2,050	-	-	4,230	-	711,547	-	-	1,696

NET ASSETS	$827,154,465	$13,801,448	$28,645,774	$11,286,331	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991

Net Assets:
Accumulation units - value	$827,154,465	$13,801,448	$28,426,759	$11,286,331	$261,127,970	$65,435,595	$37,758,692	$18,276,799	$1,439,253	$163,576,882
Contracts in payout (annuitization) period	-	-	219,015	-	1,967,549	-	-	23,605	-	928,109

Net assets	$827,154,465	$13,801,448	$28,645,774	$11,286,331	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991

Outstanding units
Contract owners	72,289,378	1,085,391	2,167,378	933,574	18,712,193	4,794,866	3,569,633	1,564,103	116,796	13,181,415

UNIT VALUE
Panorama Premier	$-	$12.70	$14.39	$-	$14.72	$-	$-	$9.06	$-	$11.29
Panorama Passage®
Tier 1	-	12.67	11.15	-	14.60	-	-	9.20	-	11.17
Tier 2	-	12.61	10.98	-	14.37	-	-	9.06	-	10.99
Tier 3	-	12.75	11.53	-	14.95	-	-	9.51	-	11.52
MassMutual Artistry	-	12.77	10.34	-	15.04	-	14.08	7.33	-	11.51
MassMutual Transitions®
Custom Plan	-	12.85	13.62	-	15.38	-	-	12.50	-	14.19
Package Plan I	-	12.85	13.62	-	15.38	-	-	12.50	-	14.19
Package Plan II	-	12.73	13.13	-	14.87	-	-	12.05	-	13.67
Package Plan III	-	12.65	12.79	-	14.51	-	-	11.73	-	13.32
MassMutual EvolutionSM
Tier 1	-	12.65	11.57	-	13.61	-	10.46	11.11	-	11.57
Tier 2	-	12.51	11.17	-	13.13	-	10.28	10.72	-	11.17
Tier 3	-	12.43	10.93	-	12.85	-	10.17	10.49	-	10.93
Tier 4	-	12.51	11.15	-	13.11	-	10.28	10.70	-	11.15
Tier 5	-	12.38	10.77	-	12.66	-	10.10	10.33	-	10.76
Tier 6	-	12.30	10.53	-	12.38	-	9.99	10.11	-	10.53
Tier 7	-	12.48	11.10	-	13.05	-	10.23	10.65	-	11.10
Tier 8	-	12.35	10.70	-	12.58	-	10.06	10.27	-	10.70
Tier 9	10.92	12.41	-	10.90	-	12.79	10.15	-	10.44	-
Tier 10	11.19	12.58	-	11.36	-	13.34	10.37	-	10.88	-
Tier 11	10.71	12.28	-	10.50	-	12.33	9.97	-	10.06	-
Tier 12	11.00	12.45	-	11.17	-	13.11	10.19	-	10.70	-
Tier 13	10.58	12.13	-	10.38	-	12.18	9.85	-	9.94	-
Tier 14	10.79	12.26	-	10.77	-	12.64	10.03	-	10.31	-
MassMutual RetireEase SelectSM
Tier 1	-	-	8.37	-	13.31	-	-	9.88	-	8.56
Tier 2	-	-	8.61	-	13.69	-	-	10.16	-	8.80
MassMutual Transitions SelectSM
Tier 1	-	12.78	12.68	-	14.09	-	10.64	13.37	-	12.75
Tier 2	11.51	12.78	-	12.56	-	13.93	10.64	-	13.21	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Large Cap Value Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	1,832,685	17,187,863	10,467,179	5,936,150	2,267,552	18,782,948	1,483,865	34,018,710	97,222,075	106,115,316

Identified cost	$18,601,504	$215,757,095	$135,322,097	$61,213,514	$24,246,950	$184,752,984	$13,901,135	$317,070,008	$878,449,590	$106,011,592

Value	$22,495,202	$226,916,162	$137,979,528	$76,932,508	$29,047,335	$208,678,549	$16,381,870	$372,845,065	$1,058,748,393	$106,010,368
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	165,562	1,650,531	2,122,099	54,439	100,280	-	-	-	1,601,896	284,726

Total assets	22,660,764	228,566,693	140,101,627	76,986,947	29,147,615	208,678,549	16,381,870	372,845,065	1,060,350,289	106,295,094

LIABILITIES
Annuitant mortality fluctuation reserve	-	5,378	-	168	-	2,172	-	-	-	5,010
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2,133,089	143,119	326,235	-	-

Total liabilities	-	5,378	-	168	-	2,135,261	143,119	326,235	-	5,010

NET ASSETS	$22,660,764	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084

Net Assets:
Accumulation units - value	$22,660,764	$226,586,370	$140,101,627	$76,542,809	$29,147,615	$205,367,013	$16,238,751	$372,518,830	$1,060,350,289	$105,143,542
Contracts in payout (annuitization) period	-	1,974,945	-	443,970	-	1,176,275	-	-	-	1,146,542

Net assets	$22,660,764	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084

Outstanding units
Contract owners	1,865,934	15,410,206	9,990,702	4,084,022	2,190,642	12,245,799	1,012,000	31,579,198	91,317,577	11,036,824

UNIT VALUE
Panorama Premier	$-	$-	$12.37	$32.69	$-	$21.46	$-	$11.72	$-	$9.51
Panorama Passage®
Tier 1	-	18.46	-	24.38	-	22.89	-	11.67	-	9.47
Tier 2	-	18.18	-	24.01	-	22.54	-	11.58	-	9.40
Tier 3	-	19.08	-	25.21	-	23.66	-	11.81	-	9.59
MassMutual Artistry	-	18.26	-	19.24	-	23.90	-	11.85	-	9.62
MassMutual Transitions®
Custom Plan	-	16.54	-	21.38	-	18.96	-	11.98	-	9.73
Package Plan I	-	16.54	-	21.38	-	18.96	-	11.98	-	9.73
Package Plan II	-	15.94	-	20.60	-	18.27	-	11.78	-	9.56
Package Plan III	-	15.52	-	20.06	-	17.79	-	11.63	-	9.44
MassMutual EvolutionSM
Tier 1	-	13.94	-	13.29	-	15.56	-	11.63	-	9.44
Tier 2	-	13.45	-	12.94	-	15.02	-	11.41	-	9.26
Tier 3	-	13.16	-	12.72	-	14.69	-	11.27	-	9.14
Tier 4	-	13.43	-	12.94	-	15.00	-	11.41	-	9.26
Tier 5	-	12.97	-	12.60	-	14.47	-	11.18	-	9.08
Tier 6	-	12.68	-	12.39	-	14.16	-	11.05	-	8.97
Tier 7	-	13.37	-	12.86	-	14.92	-	11.35	-	9.21
Tier 8	-	12.88	-	12.52	-	14.38	-	11.13	-	9.03
Tier 9	10.89	-	13.11	-	12.61	-	14.64	-	11.13	9.13
Tier 10	11.35	-	13.67	-	13.03	-	15.26	-	11.40	9.36
Tier 11	10.49	-	12.64	-	12.27	-	14.11	-	10.91	8.95
Tier 12	11.16	-	13.44	-	12.81	-	15.00	-	11.21	9.20
Tier 13	10.37	-	12.49	-	12.13	-	13.94	-	10.78	8.85
Tier 14	10.76	-	12.96	-	12.46	-	14.46	-	10.99	9.02
MassMutual RetireEase SelectSM
Tier 1	-	13.14	-	11.65	-	10.98	-	-	-	9.88
Tier 2	-	13.51	-	11.98	-	11.29	-	-	-	9.79
MassMutual Transitions SelectSM
Tier 1	-	14.47	-	13.65	-	16.60	-	11.87	-	9.63
Tier 2	12.62	-	14.32	-	13.50	-	16.42	-	11.73	9.63
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	9.71
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	9.77

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	MML Short-Duration Bond Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	1,715,582	8,387,559	357,907	316,597	3,524,546	521,385	15,868,351	888,610	722,047	475,961

Identified cost	$17,467,060	$132,276,536	$5,702,280	$5,459,947	$24,168,491	$4,208,207	$124,216,298	$7,135,203	$8,308,469	$5,097,921

Value	$17,310,221	$136,721,790	$5,760,182	$5,920,368	$31,099,390	$4,567,091	$159,635,614	$8,894,986	$7,920,858	$5,135,619
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	46,028	2,507,208	76,625	-	-	-	-	-	-	-

Total assets	17,356,249	139,228,998	5,836,807	5,920,368	31,099,390	4,567,091	159,635,614	8,894,986	7,920,858	5,135,619

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,766	-	-	41	-	1,077	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	34,690	29,707	22,328	4,492,359	181,551	35,857	596

Total liabilities	-	1,766	-	34,690	29,748	22,328	4,493,436	181,551	35,857	596

NET ASSETS	$17,356,249	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178	$8,713,435	$7,885,001	$5,135,023

Net Assets:
Accumulation units - value	$17,356,249	$138,454,577	$5,836,807	$5,885,678	$30,920,201	$4,544,763	$154,304,354	$8,713,435	$7,885,001	$5,135,023
Contracts in payout (annuitization) period	-	772,655	-	-	149,441	-	837,824	-	-	-

Net assets	$17,356,249	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178	$8,713,435	$7,885,001	$5,135,023

Outstanding units
Contract owners	1,649,121	8,656,411	369,913	348,094	2,048,072	337,377	10,739,221	632,734	637,774	493,216

UNIT VALUE
Panorama Premier	$10.52	$19.12	$-	$-	$18.86	$-	$18.87	$-	$-	$10.41
Panorama Passage®
Tier 1	10.49	17.00	-	-	17.10	-	18.71	-	-	10.40
Tier 2	10.45	16.74	-	-	16.84	-	18.42	-	-	10.39
Tier 3	10.57	17.57	-	-	17.68	-	19.16	-	-	10.42
MassMutual Artistry	10.58	11.88	-	17.00	16.15	-	19.28	-	15.20	10.42
MassMutual Transitions®
Custom Plan	10.65	18.13	-	-	15.40	-	19.71	-	-	10.44
Package Plan I	10.65	18.13	-	-	15.40	-	19.71	-	-	10.44
Package Plan II	10.55	17.47	-	-	14.84	-	19.05	-	-	10.41
Package Plan III	10.48	17.01	-	-	14.45	-	18.60	-	-	10.40
MassMutual EvolutionSM
Tier 1	10.48	14.07	-	16.77	12.72	-	13.35	-	12.21	10.40
Tier 2	10.37	13.58	-	16.52	12.28	-	12.89	-	12.00	10.37
Tier 3	10.30	13.28	-	16.37	12.01	-	12.61	-	11.87	10.35
Tier 4	10.37	13.56	-	16.52	12.26	-	12.87	-	12.00	10.37
Tier 5	10.26	13.09	-	16.28	11.84	-	12.42	-	11.79	10.34
Tier 6	10.19	12.80	-	16.13	11.58	-	12.15	-	11.67	10.32
Tier 7	10.34	13.50	-	16.46	12.20	-	12.81	-	11.95	10.36
Tier 8	10.23	13.01	-	16.22	11.76	-	12.34	-	11.74	10.33
Tier 9	10.28	-	13.23	16.34	-	11.95	-	12.57	11.84	10.35
Tier 10	10.42	-	13.80	16.64	-	12.46	-	13.10	12.10	10.38
Tier 11	10.18	-	12.75	16.10	-	11.52	-	12.11	11.64	10.32
Tier 12	10.31	-	13.56	16.40	-	12.24	-	12.88	11.90	10.35
Tier 13	10.05	-	12.60	15.91	-	11.38	-	11.97	11.50	10.29
Tier 14	10.16	-	13.08	16.15	-	11.81	-	12.42	11.70	10.32
MassMutual RetireEase SelectSM
Tier 1	-	10.05	-	-	9.76	-	8.93	-	-	-
Tier 2	-	10.34	-	-	10.03	-	9.18	-	-	-
MassMutual Transitions SelectSM
Tier 1	10.59	16.67	-	17.01	14.51	-	14.20	-	12.42	10.42
Tier 2	10.59	-	16.49	17.01	-	14.33	-	14.05	12.42	10.42
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

ASSETS
Investments
Number of shares	9,000	1,159,440	131,223	5,168,302	561,969	770,326	7,742,628	10,674,058	58,087,243	7,422,403

Identified cost	$91,947	$15,788,209	$4,912,410	$198,034,761	$5,597,424	$20,791,108	$229,908,774	$56,483,336	$308,979,992	$12,505,729

Value	$111,332	$14,516,193	$5,860,400	$232,883,694	$4,641,866	$24,843,028	$252,022,531	$61,802,795	$329,354,668	$15,883,942
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	53,026	5,201,127	-	-	-	-	-	-

Total assets	111,332	14,516,193	5,913,426	238,084,821	4,641,866	24,843,028	252,022,531	61,802,795	329,354,668	15,883,942

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,213	-	3,232	-	-	4,171	-	9,958	-
Payable to Massachusetts Mutual Life Insurance Company	29	3,747	-	-	490	666,585	6,003,034	60,392	1,118,604	374,082

Total liabilities	29	4,960	-	3,232	490	666,585	6,007,205	60,392	1,128,562	374,082

NET ASSETS	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326	$61,742,403	$328,226,106	$15,509,860

Net Assets:
Accumulation units - value	$111,303	$14,463,325	$5,913,426	$236,768,805	$4,641,376	$24,176,443	$244,588,899	$61,742,403	$326,142,388	$15,509,860
Contracts in payout (annuitization) period	-	47,908	-	1,312,784	-	-	1,426,427	-	2,083,718	-

Net assets	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326	$61,742,403	$328,226,106	$15,509,860

Outstanding units
Contract owners	10,832	1,276,537	496,365	19,273,489	347,257	1,484,884	14,230,635	4,046,601	19,958,314	841,081

UNIT VALUE
Panorama Premier	$-	$11.19	$-	$11.84	$13.37	$-	$21.40	$-	$20.66	$-
Panorama Passage®
Tier 1	-	11.06	-	11.91	-	-	21.23	-	20.31	-
Tier 2	-	10.89	-	11.72	-	-	20.90	-	20.00	-
Tier 3	-	11.42	-	12.31	-	-	21.94	-	21.00	-
MassMutual Artistry	-	11.14	-	8.57	-	-	14.61	-	20.25	-
MassMutual Transitions®
Custom Plan	-	11.98	-	12.86	-	-	18.65	-	19.62	-
Package Plan I	-	11.98	-	12.86	-	-	18.65	-	19.62	-
Package Plan II	-	11.54	-	12.39	-	-	17.97	-	18.91	-
Package Plan III	-	11.24	-	12.07	-	-	17.50	-	18.41	-
MassMutual EvolutionSM
Tier 1	-	9.77	-	11.34	-	-	15.08	-	15.21	-
Tier 2	-	9.43	-	10.94	-	-	14.55	-	14.68	-
Tier 3	-	9.23	-	10.70	-	-	14.24	-	14.36	-
Tier 4	-	9.42	-	10.93	-	-	14.53	-	14.66	-
Tier 5	-	9.09	-	10.55	-	-	14.03	-	14.15	-
Tier 6	-	8.89	-	10.32	-	-	13.72	-	13.84	-
Tier 7	-	9.37	-	10.87	-	-	14.46	-	14.59	-
Tier 8	-	9.03	-	10.48	-	-	13.94	-	14.06	-
Tier 9	9.19	-	10.66	-	-	14.18	-	14.28	-	15.94
Tier 10	9.58	-	11.12	-	-	14.78	-	14.89	-	16.62
Tier 11	8.86	-	10.28	-	-	13.67	-	13.77	-	15.37
Tier 12	9.42	-	10.93	-	-	14.53	-	14.64	-	16.34
Tier 13	-	-	10.15	-	-	13.50	-	13.60	-	15.18
Tier 14	-	-	10.54	-	-	14.01	-	14.11	-	15.75
MassMutual RetireEase SelectSM
Tier 1	-	7.81	-	9.30	-	-	9.58	-	12.74	-
Tier 2	-	8.03	-	9.56	-	-	9.85	-	13.10	-
MassMutual Transitions SelectSM
Tier 1	-	10.65	-	12.74	-	-	17.35	-	15.69	-
Tier 2	10.54	-	12.60	-	-	17.16	-	15.50	-	19.34
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2012

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

ASSETS
Investments
Number of shares	24,425,210	117,848	1,504,742	20,062,721	78,914	2,701,328	2,939,932

Identified cost	$43,930,114	$2,485,211	$30,455,341	$20,062,721	$3,751,763	$114,242,735	$24,225,056

Value	$50,560,184	$2,802,431	$36,068,673	$20,062,721	$4,202,159	$148,032,777	$21,196,909
Dividends receivable	-	-	-	42	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	2,950	12,853	-	20,903	4,564,845	377,213

Total assets	50,560,184	2,805,381	36,081,526	20,062,763	4,223,062	152,597,622	21,574,122

LIABILITIES
Annuitant mortality fluctuation reserve	391	-	536	8,863	-	1,486	294
Payable to Massachusetts Mutual Life Insurance Company	571,958	-	-	3,341	-	-	-

Total liabilities	572,349	-	536	12,204	-	1,486	294

NET ASSETS	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062	$152,596,136	$21,573,828

Net Assets:
Accumulation units - value	$49,580,688	$2,805,381	$36,042,804	$19,755,136	$4,223,062	$151,727,571	$21,417,800
Contracts in payout (annuitization) period	407,147	-	38,186	295,423	-	868,565	156,028

Net assets	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062	$152,596,136	$21,573,828

Outstanding units
Contract owners	2,629,647	214,866	2,759,857	1,833,934	324,959	11,813,340	2,089,583

UNIT VALUE
Panorama Premier	$26.14	$-	$11.28	$12.78	$-	$9.96	$10.22
Panorama Passage®
Tier 1	16.92	-	11.54	11.05	-	9.88	10.16
Tier 2	16.66	-	11.36	10.88	-	9.73	10.05
Tier 3	17.49	-	11.93	11.42	-	10.21	10.33
MassMutual Artistry	12.33	-	10.35	11.06	-	5.44	10.37
MassMutual Transitions®
Custom Plan	19.67	-	14.09	10.83	-	13.60	10.53
Package Plan I	19.67	-	14.09	10.83	-	13.60	10.53
Package Plan II	18.95	-	13.58	10.43	-	13.11	10.29
Package Plan III	18.46	-	13.22	10.16	-	12.76	10.12
MassMutual EvolutionSM
Tier 1	17.00	-	12.42	10.23	-	12.27	10.12
Tier 2	16.41	-	11.99	9.88	-	11.84	9.85
Tier 3	16.05	-	11.72	9.66	-	11.58	9.69
Tier 4	16.38	-	11.97	9.86	-	11.82	9.85
Tier 5	15.81	-	11.55	9.52	-	11.41	9.59
Tier 6	15.47	-	11.30	9.31	-	11.16	9.43
Tier 7	16.31	-	11.91	9.82	-	11.77	9.79
Tier 8	15.71	-	11.48	9.46	-	11.34	9.53
Tier 9	-	11.68	-	-	11.54	-	9.71
Tier 10	-	12.18	-	-	12.03	-	10.03
Tier 11	-	11.26	-	-	11.12	-	9.45
Tier 12	-	11.97	-	-	11.82	-	9.86
Tier 13	-	11.12	-	-	10.99	-	9.34
Tier 14	-	11.54	-	-	11.40	-	9.59
MassMutual RetireEase SelectSM
Tier 1	9.47	-	9.38	-	-	9.10	10.39
Tier 2	9.74	-	9.65	-	-	9.36	10.69
MassMutual Transitions SelectSM
Tier 1	19.60	-	13.84	10.63	-	13.66	10.39
Tier 2	-	13.70	-	-	13.51	-	10.39
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2012

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Investment income
Dividends	$3,898,601	$569,833	$74,271	$80,199	$43,655	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	3,656,449	620,490	179,857	41,731	29,907	109,835	34,124	76,805	25,029	122

Net investment income (loss)	242,152	(50,657)	(105,586)	38,468	13,748	(109,835)	(34,124)	(76,805)	(25,029)	(122)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2

Change in net unrealized appreciation/depreciation of investments	52,378,670	4,713,872	2,752,387	297,027	170,349	1,886,849	334,265	378,252	79,860	3,562

Net gain (loss) on investments	41,648,770	5,985,589	3,155,761	555,476	303,831	1,873,112	433,280	690,622	170,520	3,564

Net increase (decrease) in net assets resulting from operations	41,890,922	5,934,932	3,050,175	593,944	317,579	1,763,277	399,156	613,817	145,491	3,442

Capital transactions:
Transfer of net premiums	4,233,149	8,255,947	1,198,192	106,718	635,437	264,487	481,715	165,996	305,560	122,840
Transfers due to death benefits	(1,447,172)	(328,444)	(50,312)	(35,084)	-	(35,871)	(11,852)	(22,214)	(6,204)	-
Transfers due to annuity benefit payments	(169,750)	-	(14,426)	(2,111)	-	(7,255)	-	(890)	-	-
Transfers due to withdrawal of funds	(26,402,409)	(1,244,131)	(831,465)	(427,108)	(46,760)	(1,026,742)	(84,542)	(777,943)	(50,290)	(1,252)
Transfers due to loans, net of repayments	(42,622)	-	(2,988)	(929)	-	(1,337)	-	1,401	-	-
Transfers due to cost of insurance	(944,918)	(164,375)	(44,902)	(8,426)	(7,056)	(16,579)	(5,565)	(12,094)	(2,187)	-
Transfers due to contingent deferred sales charges	(801)	-	(23)	111	-	356	-	168	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(95,217)	-	(19,939)	(6,311)	-	(2,223)	-	(1,008)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(10,010,363)	(144,393)	472,290	1,930,460	98,944	74,394	384,900	481,220	69,192	16,843

Net increase (decrease) in net assets resulting from capital transactions	(34,880,103)	6,374,604	706,427	1,557,320	680,565	(750,770)	764,656	(165,364)	316,071	138,431

Total increase (decrease)	7,010,819	12,309,536	3,756,602	2,151,264	998,144	1,012,507	1,163,812	448,453	461,562	141,873

NET ASSETS, at beginning of the year	288,716,116	39,394,895	12,425,609	2,948,506	1,713,429	9,293,422	1,819,403	6,441,250	1,545,311	-

NET ASSETS, at end of the year	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$267,072	$186,793	$172,387	$12,544	$2,268,539	$4,492,606	$1,244,821	$354,205	$36,792	$-

Expenses
Mortality and expense risk fees and administrative charges	438,711	403,390	29,538	3,004	1,603,231	3,868,939	669,794	256,812	470,104	177,752

Net investment income (loss)	(171,639)	(216,597)	142,849	9,540	665,308	623,667	575,027	97,393	(433,312)	(177,752)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	298,909	1,205,451	(323,414)	95,223	1,661,268	5,411,761	1,178,252	357,060	1,659,953	912,345
Realized gain distribution	-	-	-	-	2,998,091	6,714,308	-	-	-	-

Realized gain (loss)	298,909	1,205,451	(323,414)	95,223	4,659,359	12,126,069	1,178,252	357,060	1,659,953	912,345

Change in net unrealized appreciation/depreciation of investments	4,321,682	3,072,142	874,804	(50,947)	7,605,844	15,030,382	3,940,705	1,169,925	5,086,661	911,342

Net gain (loss) on investments	4,620,591	4,277,593	551,390	44,276	12,265,203	27,156,451	5,118,957	1,526,985	6,746,614	1,823,687

Net increase (decrease) in net assets resulting from operations	4,448,952	4,060,996	694,239	53,816	12,930,511	27,780,118	5,693,984	1,624,378	6,313,302	1,645,935

Capital transactions:
Transfer of net premiums	747,655	3,808,933	40,595	21,767	1,240,393	43,853,712	704,360	4,236,933	842,594	3,149,058
Transfers due to death benefits	-	-	(8,463)	(6,206)	(1,655,506)	(1,217,719)	(802,108)	(63,429)	(231,905)	(112,276)
Transfers due to annuity benefit payments	-	-	(539)	-	-	-	(57,132)	-	(30,818)	-
Transfers due to withdrawal of funds	(2,367,193)	(1,985,544)	(518,524)	(28,602)	(9,282,435)	(10,668,176)	(6,202,258)	(608,189)	(4,984,112)	(398,920)
Transfers due to loans, net of repayments	(1,595)	-	444	-	136	-	(11,022)	-	(7,571)	-
Transfers due to cost of insurance	(129,846)	(90,083)	(3,616)	(542)	(790,436)	(1,756,826)	(91,547)	(45,933)	(92,214)	(41,942)
Transfers due to contingent deferred sales charges	(12)	-	(133)	-	(96)	-	(841)	-	(171)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	118	-	-	-	40,921	-	(21,011)	-
Transfers between Sub-Accounts and to/from Fixed Account	(668,991)	(134,944)	(8,427,741)	(736,786)	15,752,371	4,770,900	19,970,915	4,638,741	4,497,293	1,176,224

Net increase (decrease) in net assets resulting from capital transactions	(2,419,982)	1,598,362	(8,917,859)	(750,369)	5,264,427	34,981,891	13,551,288	8,158,123	(27,915)	3,772,144

Total increase (decrease)	2,028,970	5,659,358	(8,223,620)	(696,553)	18,194,938	62,762,009	19,245,272	9,782,501	6,285,387	5,418,079

NET ASSETS, at beginning of the year	32,302,257	28,799,109	8,223,620	696,553	114,225,528	249,534,969	44,001,527	12,331,626	36,898,036	9,476,139

NET ASSETS, at end of the year	$34,331,227	$34,458,467	$-	$-	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$1,931,207	$201,540	$-	$2,080,212	$4,520,656	$5,955,375	$-	$-	$460,440	$395,021

Expenses
Mortality and expense risk fees and administrative charges	282,337	40,694	40,979	1,355,207	3,608,295	5,383,964	22,319	5,398	288,202	303,855

Net investment income (loss)	1,648,870	160,846	(40,979)	725,005	912,361	571,411	(22,319)	(5,398)	172,238	91,166

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,895,265)	1,317,433	(151,743)	2,949,379	4,753,192	6,383,093	175,854	108,394	(853,174)	605,683
Realized gain distribution	-	-	-	3,694,491	8,942,690	10,149,536	-	-	-	-

Realized gain (loss)	(6,895,265)	1,317,433	(151,743)	6,643,870	13,695,882	16,532,629	175,854	108,394	(853,174)	605,683

Change in net unrealized appreciation/depreciation of investments	9,757,597	(991,418)	841,689	2,972,916	8,609,085	19,783,590	277,193	(28,103)	3,925,052	2,100,202

Net gain (loss) on investments	2,862,332	326,015	689,946	9,616,786	22,304,967	36,316,219	453,047	80,291	3,071,878	2,705,885

Net increase (decrease) in net assets resulting from operations	4,511,202	486,861	648,967	10,341,791	23,217,328	36,887,630	430,728	74,893	3,244,116	2,797,051

Capital transactions:
Transfer of net premiums	310,831	149,945	199,021	2,162,083	39,504,382	49,895,832	25,612	115,832	531,773	6,763,038
Transfers due to death benefits	(202,691)	(100,412)	(1,196)	(503,396)	(2,327,389)	(1,200,889)	(26,337)	-	(208,959)	(46,197)
Transfers due to annuity benefit payments	(22,675)	-	-	-	-	-	(2,365)	-	(20,343)	-
Transfers due to withdrawal of funds	(3,288,617)	(80,670)	(270,654)	(10,523,759)	(13,140,680)	(13,753,888)	(106,302)	(8,730)	(1,587,235)	(824,314)
Transfers due to loans, net of repayments	2,731	-	-	881	-	(8,363)	110	-	17,194	-
Transfers due to cost of insurance	(38,376)	(13,164)	(4,670)	(677,420)	(1,606,492)	(2,685,915)	(3,245)	(849)	(54,639)	(130,041)
Transfers due to contingent deferred sales charges	(102)	-	-	(41)	-	-	(20)	-	113	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(45,773)	-	-	-	-	-	(6,874)	-	(10,855)	-
Transfers between Sub-Accounts and to/from Fixed Account	(80,998,507)	(9,372,797)	(79,889)	20,854,692	18,648,569	(3,528,040)	(6,436,932)	(1,329,162)	(946,439)	(980,349)

Net increase (decrease) in net assets resulting from capital transactions	(84,283,179)	(9,417,098)	(157,388)	11,313,040	41,078,390	28,718,737	(6,556,353)	(1,222,909)	(2,279,390)	4,782,137

Total increase (decrease)	(79,771,977)	(8,930,237)	491,579	21,654,831	64,295,718	65,606,367	(6,125,625)	(1,148,016)	964,726	7,579,188

NET ASSETS, at beginning of the year	79,771,977	8,930,237	2,790,513	101,065,583	231,276,991	354,087,519	6,125,625	1,148,016	23,062,270	18,493,513

NET ASSETS, at end of the year	$-	$-	$3,282,092	$122,720,414	$295,572,709	$419,693,886	$-	$-	$24,026,996	$26,072,701

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)

Investment income
Dividends	$4,813,511	$688,805	$949,240	$130,207	$3,293	$4,501,893	$125,859	$2,896	$838	$58,151

Expenses
Mortality and expense risk fees and administrative charges	2,876,812	475,761	871,576	109,739	2,131	2,616,613	86,976	1,287	751	62,517

Net investment income (loss)	1,936,699	213,044	77,664	20,468	1,162	1,885,280	38,883	1,609	87	(4,366)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(789,005)	1,045,099	703,511	254,511	4,605	(6,682,663)	198,984	913	971	(127,453)
Realized gain distribution	-	-	-	-	21,898	-	-	8,299	124	-

Realized gain (loss)	(789,005)	1,045,099	703,511	254,511	26,503	(6,682,663)	198,984	9,212	1,095	(127,453)

Change in net unrealized appreciation/depreciation of investments	33,027,135	3,661,062	7,210,538	653,392	8,339	38,327,986	772,249	(5,609)	3,397	1,315,270

Net gain (loss) on investments	32,238,130	4,706,161	7,914,049	907,903	34,842	31,645,323	971,233	3,603	4,492	1,187,817

Net increase (decrease) in net assets resulting from operations	34,174,829	4,919,205	7,991,713	928,371	36,004	33,530,603	1,010,116	5,212	4,579	1,183,451

Capital transactions:
Transfer of net premiums	2,243,548	5,841,879	1,385,259	3,222,086	72,545	1,792,388	608,198	60,152	91,485	127,222
Transfers due to death benefits	(1,223,158)	(185,647)	(664,489)	(180,334)	-	(942,586)	(18,390)	-	-	(9,738)
Transfers due to annuity benefit payments	(98,896)	-	(69,546)	-	-	(85,828)	-	-	-	(3,401)
Transfers due to withdrawal of funds	(20,950,822)	(887,248)	(4,825,287)	(151,063)	(8,033)	(16,254,225)	(166,929)	(6,279)	(320)	(735,670)
Transfers due to loans, net of repayments	(448)	-	338	-	-	(6,708)	-	-	-	-
Transfers due to cost of insurance	(837,138)	(216,006)	(20,397)	(49,818)	(60)	(841,011)	(27,313)	40	(42)	(16,242)
Transfers due to contingent deferred sales charges	(174)	-	(220)	-	-	(196)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(23,628)	-	(28,225)	-	-	(22,912)	-	-	-	(15,433)
Transfers between Sub-Accounts and to/from Fixed Account	(13,480,083)	(952,401)	(235,636)	227,705	408,796	(7,126,710)	(264,135)	338,036	134,592	(89,400)

Net increase (decrease) in net assets resulting from capital transactions	(34,370,799)	3,600,577	(4,458,203)	3,068,576	473,248	(23,487,788)	131,431	391,949	225,715	(742,662)

Total increase (decrease)	(195,970)	8,519,782	3,533,510	3,996,947	509,252	10,042,815	1,141,547	397,161	230,294	440,789

NET ASSETS, at beginning of the year	229,796,001	30,894,898	58,648,895	6,232,304	-	197,252,278	5,616,118	-	-	5,558,265

NET ASSETS, at end of the year	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093	$6,757,665	$397,161	$230,294	$5,999,054

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account
	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$28,603	$32,024	$114,445	$1,080,425	$121,326	$7,079,213	$8,967,612	$655,720	$316,861	$97,325

Expenses
Mortality and expense risk fees and administrative charges	45,091	41,659	786,915	923,676	154,564	6,869,751	10,171,587	129,545	330,536	136,863

Net investment income (loss)	(16,488)	(9,635)	(672,470)	156,749	(33,238)	209,462	(1,203,975)	526,175	(13,675)	(39,538)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	127,795	(21,802)	1,857,504	(2,496,113)	362,232	4,209,239	14,967,094	37,952	(595,424)	293,274
Realized gain distribution	-	-	519,630	-	-	5,004,317	7,698,844	46,321	-	-

Realized gain (loss)	127,795	(21,802)	2,377,134	(2,496,113)	362,232	9,213,556	22,665,938	84,273	(595,424)	293,274

Change in net unrealized appreciation/depreciation of investments	481,535	659,055	6,328,582	17,102,300	1,477,110	54,192,635	73,648,745	736,270	3,625,489	683,658

Net gain (loss) on investments	609,330	637,253	8,705,716	14,606,187	1,839,342	63,406,191	96,314,683	820,543	3,030,065	976,932

Net increase (decrease) in net assets resulting from operations	592,842	627,618	8,033,246	14,762,936	1,806,104	63,615,653	95,110,708	1,346,718	3,016,390	937,394

Capital transactions:
Transfer of net premiums	920,988	77,736	12,289,520	870,273	1,308,143	6,659,421	24,810,458	2,833,691	441,653	1,851,560
Transfers due to death benefits	(15,941)	(19,419)	(166,371)	(877,121)	(31,187)	(1,112,637)	(1,535,396)	(186,951)	(149,820)	(54,496)
Transfers due to annuity benefit payments	-	-	-	(21,307)	-	-	-	-	(9,054)	-
Transfers due to withdrawal of funds	(137,280)	(230,670)	(2,138,794)	(10,822,301)	(192,965)	(23,489,077)	(24,556,880)	(713,383)	(3,358,960)	(314,625)
Transfers due to loans, net of repayments	-	(229)	(4,426)	3,928	-	(3,537)	-	(11,044)	(1,067)	-
Transfers due to cost of insurance	(16,229)	-	(292,733)	(157,361)	(31,030)	(4,232,825)	(4,934,391)	(2,774)	(43,179)	(25,040)
Transfers due to contingent deferred sales charges	-	(37)	-	236	-	-	-	-	(583)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(17,075)	-	-	-	-	(34,443)	-
Transfers between Sub-Accounts and to/from Fixed Account	30,754	(117,898)	(1,267,882)	(5,014,541)	(555,334)	(7,336,649)	(7,135,545)	4,599,133	(497,492)	426,452

Net increase (decrease) in net assets resulting from capital transactions	782,292	(290,517)	8,419,314	(16,035,269)	497,627	(29,515,304)	(13,351,754)	6,518,672	(3,652,945)	1,883,851

Total increase (decrease)	1,375,134	337,101	16,452,560	(1,272,333)	2,303,731	34,100,349	81,758,954	7,865,390	(636,555)	2,821,245

NET ASSETS, at beginning of the year	2,329,571	2,961,168	48,190,657	86,270,822	10,086,318	498,767,098	745,395,511	5,936,058	29,282,329	8,465,086

NET ASSETS, at end of the year	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447	$827,154,465	$13,801,448	$28,645,774	$11,286,331

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)

Investment income
Dividends	$8,457,769	$1,727,136	$471,959	$11,837	$—	$1,161,284	$108,476	$138,032	$33,695	$76,639

Expenses
Mortality and expense risk fees and administrative charges	3,396,539	808,056	475,936	204,871	18,817	2,105,696	290,272	41,392	8,554	14,844

Net investment income (loss)	5,061,230	919,080	(3,977)	(193,034)	(18,817)	(944,412)	(181,796)	96,640	25,141	61,795

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,423,187	1,032,205	684,797	419,262	47,645	274,535	796,730	(196,840)	543,551	(441,903)
Realized gain distribution	2,391,446	473,813	544,359	-	-	-	-	-	-	-

Realized gain (loss)	7,814,633	1,506,018	1,229,156	419,262	47,645	274,535	796,730	(196,840)	543,551	(441,903)

Change in net unrealized appreciation/depreciation of investments	1,689,459	297,464	3,952,562	2,435,077	141,004	19,030,146	1,542,188	1,237,496	(372,649)	719,189

Net gain (loss) on investments	9,504,092	1,803,482	5,181,718	2,854,339	188,649	19,304,681	2,338,918	1,040,656	170,902	277,286

Net increase (decrease) in net assets resulting from operations	14,565,322	2,722,562	5,177,741	2,661,305	169,832	18,360,269	2,157,122	1,137,296	196,043	339,081

Capital transactions:
Transfer of net premiums	2,855,461	15,519,269	3,520,637	173,622	136,605	1,543,443	3,290,475	22,600	22,591	16,377
Transfers due to death benefits	(2,084,483)	(334,454)	(184,224)	(43,631)	-	(797,370)	(80,620)	(24,791)	-	-
Transfers due to annuity benefit payments	(148,073)	-	-	(2,786)	-	(81,669)	-	(931)	-	-
Transfers due to withdrawal of funds	(26,519,826)	(1,940,311)	(1,177,848)	(2,616,597)	(49,190)	(13,667,528)	(537,705)	(391,451)	(15,542)	(147,177)
Transfers due to loans, net of repayments	443	-	(3,719)	(2,867)	-	(341)	-	-	-	1,976
Transfers due to cost of insurance	(920,902)	(166,415)	(180,333)	(31,411)	(4,166)	(680,637)	(127,505)	(11,461)	(3,076)	-
Transfers due to contingent deferred sales charges	(64)	-	-	(62)	-	(22)	-	-	-	(109)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(78,768)	-	-	(955)	-	(31,469)	-	(685)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	22,615,745	2,609,394	(487,808)	(599,335)	9,537	(4,900,987)	(549,334)	(11,791,031)	(2,108,992)	(3,474,932)

Net increase (decrease) in net assets resulting from capital transactions	(4,280,467)	15,687,483	1,486,705	(3,124,022)	92,786	(18,616,580)	1,995,311	(12,197,750)	(2,105,019)	(3,603,865)

Total increase (decrease)	10,284,855	18,410,045	6,664,446	(462,717)	262,618	(256,311)	4,152,433	(11,060,454)	(1,908,976)	(3,264,784)

NET ASSETS, at beginning of the year	252,810,664	47,025,550	31,094,246	18,763,121	1,176,635	164,761,302	18,508,331	11,060,454	1,908,976	3,264,784

NET ASSETS, at end of the year	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$164,504,991	$22,660,764	$-	$-	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$6,588,566	$3,135,347	$-	$-	$3,387,602	$218,645	$5,329,728	$12,161,972	$1,227	$17,068

Expenses
Mortality and expense risk fees and administrative charges	2,845,846	1,633,883	900,245	358,868	2,587,293	196,643	4,600,693	12,500,795	1,017,087	17,090

Net investment income (loss)	3,742,720	1,501,464	(900,245)	(358,868)	800,309	22,002	729,035	(338,823)	(1,015,860)	(22)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,876,871	569,858	2,881,190	1,069,373	430,320	580,257	3,472,608	6,565,559	(1,438)	408,848
Realized gain distribution	2,514,241	1,155,408	4,468,535	1,530,879	9,804,270	714,121	7,605,100	19,894,894	112	787,377

Realized gain (loss)	5,391,112	1,725,266	7,349,725	2,600,252	10,234,590	1,294,378	11,077,708	26,460,453	(1,326)	1,196,225

Change in net unrealized appreciation/depreciation of investments	1,078,475	1,159,777	2,942,397	580,888	18,504,370	671,730	27,792,610	68,563,592	98	(645,432)

Net gain (loss) on investments	6,469,587	2,885,043	10,292,122	3,181,140	28,738,960	1,966,108	38,870,318	95,024,045	(1,228)	550,793

Net increase (decrease) in net assets resulting from operations	10,212,307	4,386,507	9,391,877	2,822,272	29,539,269	1,988,110	39,599,353	94,685,222	(1,017,088)	550,771

Capital transactions:
Transfer of net premiums	3,265,744	37,747,029	1,181,216	4,812,581	1,950,650	2,746,773	4,427,799	217,517,363	3,711,659	63,430
Transfers due to death benefits	(2,139,779)	(533,744)	(319,261)	(252,015)	(995,107)	(109,847)	(1,100,186)	(3,939,755)	(942,052)	(988)
Transfers due to annuity benefit payments	(128,185)	-	(33,969)	-	(88,376)	-	-	-	(72,603)	(879)
Transfers due to withdrawal of funds	(24,581,331)	(4,128,895)	(8,406,037)	(848,004)	(19,350,898)	(339,191)	(21,590,606)	(28,287,491)	(22,479,950)	(121,394)
Transfers due to loans, net of repayments	6,560	-	(3,458)	-	10,591	-	(9,474)	-	3,381	63
Transfers due to cost of insurance	(670,173)	(572,540)	(137,822)	(110,324)	(730,135)	(72,180)	(2,652,331)	(6,418,854)	(139,744)	(792)
Transfers due to contingent deferred sales charges	(826)	(22)	(1,190)	-	(691)	-	(4)	-	636	(18)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(73,735)	-	(27,668)	-	(31,074)	-	-	-	14,449	(1,475)
Transfers between Sub-Accounts and to/from Fixed Account	18,306,968	8,227,909	(2,246,643)	(77,595)	(12,218,239)	(946,770)	15,768,717	6,528,601	96,314,194	(4,045,993)

Net increase (decrease) in net assets resulting from capital transactions	(6,014,757)	40,739,737	(9,994,832)	3,524,643	(31,453,279)	1,278,785	(5,156,085)	185,399,864	76,409,970	(4,108,046)

Total increase (decrease)	4,197,550	45,126,244	(602,955)	6,346,915	(1,914,010)	3,266,895	34,443,268	280,085,086	75,392,882	(3,557,275)

NET ASSETS, at beginning of the year	224,363,765	94,975,383	77,589,734	22,800,700	208,457,298	12,971,856	338,075,562	780,265,203	30,897,202	3,557,275

NET ASSETS, at end of the year	$228,561,315	$140,101,627	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML NASDAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small/ Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$5,355	$254,678	$217,105	$31,543	$-	$-	$-	$-	$-	$1,104,615

Expenses
Mortality and expense risk fees and administrative charges	12,420	193,220	83,513	21,426	1,778,463	71,188	64,959	340,816	55,117	1,970,627

Net investment income (loss)	(7,065)	61,458	133,592	10,117	(1,778,463)	(71,188)	(64,959)	(340,816)	(55,117)	(866,012)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(101,122)	(20,579)	2,881,492	1,195,049	2,605,392	306,138	48,633	1,371,545	159,350	(3,149,542)
Realized gain distribution	554,744	304,455	198,080	42,586	14,489,524	595,062	150,977	464,572	60,464	-

Realized gain (loss)	453,622	283,876	3,079,572	1,237,635	17,094,916	901,200	199,610	1,836,117	219,814	(3,149,542)

Change in net unrealized appreciation/depreciation of investments	(87,341)	(179,437)	(1,430,949)	(901,354)	865,424	(238,109)	501,178	3,246,690	386,359	29,721,932

Net gain (loss) on investments	366,281	104,439	1,648,623	336,281	17,960,340	663,091	700,788	5,082,807	606,173	26,572,390

Net increase (decrease) in net assets resulting from operations	359,216	165,897	1,782,215	346,398	16,181,877	591,903	635,829	4,741,991	551,056	25,706,378

Capital transactions:
Transfer of net premiums	164,498	3,495,806	116,090	128,031	1,126,079	378,769	800,127	431,006	789,506	1,464,432
Transfers due to death benefits	-	(100,879)	(86,544)	-	(563,608)	(21,581)	(9,479)	(198,679)	-	(783,723)
Transfers due to annuity benefit payments	-	-	(2,143)	-	(57,610)	-	-	(7,773)	-	(77,982)
Transfers due to withdrawal of funds	(51,413)	(882,338)	(1,093,036)	(54,784)	(10,932,493)	(175,500)	(217,379)	(3,253,018)	(88,145)	(13,651,000)
Transfers due to loans, net of repayments	-	-	(202)	-	800	-	(1,351)	(1,406)	-	(10,193)
Transfers due to cost of insurance	(594)	(3,751)	(8,875)	(6,491)	(565,005)	(24,793)	(8,896)	(42,180)	(10,989)	(599,498)
Transfers due to contingent deferred sales charges	-	-	(73)	-	23	-	-	(550)	-	(51)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	976	-	(15,831)	-	-	(477)	-	(18,271)
Transfers between Sub-Accounts and to/from Fixed Account	(2,681,116)	3,636,999	(24,139,902)	(5,217,637)	(6,520,604)	(31,774)	1,024,253	911,754	213,118	(15,149,743)

Net increase (decrease) in net assets resulting from capital transactions	(2,568,625)	6,145,837	(25,213,709)	(5,150,881)	(17,528,249)	125,121	1,587,275	(2,161,323)	903,490	(28,826,029)

Total increase (decrease)	(2,209,409)	6,311,734	(23,431,494)	(4,804,483)	(1,346,372)	717,024	2,223,104	2,580,668	1,454,546	(3,119,651)

NET ASSETS, at beginning of the year	2,209,409	11,044,515	23,431,494	4,804,483	140,573,604	5,119,783	3,662,574	28,488,974	3,090,217	158,261,829

NET ASSETS, at end of the year	$-	$17,356,249	$-	$-	$139,227,232	$5,836,807	$5,885,678	$31,069,642	$4,544,763	$155,142,178

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account
	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$41,422	$12,890	$30,199	$1,296	$212,081	$20,751	$1,580,993	$231,574	$400,473	$5,187,799

Expenses
Mortality and expense risk fees and administrative charges	105,309	97,578	16,703	1,569	170,198	73,430	3,015,649	62,705	289,014	2,943,479

Net investment income (loss)	(63,887)	(84,688)	13,496	(273)	41,883	(52,679)	(1,434,656)	168,869	111,459	2,244,320

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	443,297	(186,071)	5,652	7,439	(1,391,027)	239,732	4,743,862	(269,524)	636,785	(2,485,300)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	443,297	(186,071)	5,652	7,439	(1,391,027)	239,732	4,743,862	(269,524)	636,785	(2,485,300)

Change in net unrealized appreciation/depreciation of investments	882,244	1,259,064	37,697	5,826	2,944,526	360,440	26,329,085	503,874	3,043,222	44,740,125

Net gain (loss) on investments	1,325,541	1,072,993	43,349	13,265	1,553,499	600,172	31,072,947	234,350	3,680,007	42,254,825

Net increase (decrease) in net assets resulting from operations	1,261,654	988,305	56,845	12,992	1,595,382	547,493	29,638,291	403,219	3,791,466	44,499,145

Capital transactions:
Transfer of net premiums	834,579	696,426	1,611,952	-	19,410	1,187,355	2,105,132	-	4,092,238	2,514,350
Transfers due to death benefits	(62,401)	(10,943)	-	-	(365,002)	-	(1,275,098)	(34,408)	(73,603)	(1,226,790)
Transfers due to annuity benefit payments	-	-	-	-	(17,392)	-	(100,614)	-	-	(107,038)
Transfers due to withdrawal of funds	(166,988)	(357,145)	(135,711)	(8,860)	(2,237,072)	(239,418)	(21,142,846)	(454,991)	(648,088)	(22,441,755)
Transfers due to loans, net of repayments	-	-	-	-	1,495	-	(2,884)	-	-	12,495
Transfers due to cost of insurance	(36,508)	(15,796)	(595)	(295)	(16,837)	(18,704)	(880,008)	-	(89,279)	(702,471)
Transfers due to contingent deferred sales charges	-	-	-	-	(30)	-	333	(234)	-	(312)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	911	-	(19,872)	-	-	(33,417)
Transfers between Sub-Accounts and to/from Fixed Account	(185,217)	129,229	3,602,532	(39,147)	(39,750)	85,344	(8,467,474)	(191,927)	(946,769)	(12,196,395)

Net increase (decrease) in net assets resulting from capital transactions	383,465	441,771	5,078,178	(48,302)	(2,654,267)	1,014,577	(29,783,331)	(681,560)	2,334,499	(34,181,333)

Total increase (decrease)	1,645,119	1,430,076	5,135,023	(35,310)	(1,058,885)	1,562,070	(145,040)	(278,341)	6,125,965	10,317,812

NET ASSETS, at beginning of the year	7,068,316	6,454,925	-	146,613	15,570,118	4,351,356	238,226,629	4,919,717	18,050,478	235,697,514

NET ASSETS, at end of the year	$8,713,435	$7,885,001	$5,135,023	$111,303	$14,511,233	$5,913,426	$238,081,589	$4,641,376	$24,176,443	$246,015,326

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid Cap Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)

Investment income
Dividends	$3,192,622	$19,466,942	$3,168	$1,937,617	$157,965	$719,891	$13,813	$349,265	$2,461	$-

Expenses
Mortality and expense risk fees and administrative charges	780,707	3,993,738	279	100,609	181,317	578,499	30,282	401,283	263,152	50,043

Net investment income (loss)	2,411,915	15,473,204	2,889	1,837,008	(23,352)	141,392	(16,469)	(52,018)	(260,691)	(50,043)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,065,837	2,964,671	1,778	(710,507)	533,485	(423,942)	73,231	900,936	-	144,678
Realized gain distribution	614,787	3,591,541	-	-	-	-	-	-	-	-

Realized gain (loss)	1,680,624	6,556,212	1,778	(710,507)	533,485	(423,942)	73,231	900,936	-	144,678

Change in net unrealized appreciation/depreciation of investments	2,116,235	14,787,119	(1,959)	206,818	2,006,000	9,760,620	200,666	4,403,000	-	333,066

Net gain (loss) on investments	3,796,859	21,343,331	(181)	(503,689)	2,539,485	9,336,678	273,897	5,303,936	-	477,744

Net increase (decrease) in net assets resulting from operations	6,208,774	36,816,535	2,708	1,333,319	2,516,133	9,478,070	257,428	5,251,918	(260,691)	427,701

Capital transactions:
Transfer of net premiums	5,257,293	3,433,932	-	39	2,133,588	690,535	868,856	386,357	247,997	810,295
Transfers due to death benefits	(279,873)	(2,373,821)	(9,978)	(73,921)	(139,008)	(196,995)	(32,852)	(383,972)	(437,493)	(36,951)
Transfers due to annuity benefit payments	-	(166,765)	-	(860)	-	(36,412)	-	(2,455)	(25,612)	-
Transfers due to withdrawal of funds	(1,696,780)	(33,174,157)	(44)	(1,490,400)	(325,312)	(5,125,162)	(58,078)	(3,855,756)	(4,955,849)	(142,626)
Transfers due to loans, net of repayments	-	(1,229)	-	(13)	-	(6,957)	-	3,758	3,031	-
Transfers due to cost of insurance	(252,754)	(1,059,011)	(20)	(13,487)	(55,253)	(144,155)	(3,433)	(53,251)	7,240	(7,303)
Transfers due to contingent deferred sales charges	-	(1,567)	-	(77)	-	(267)	-	(212)	212	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(81,304)	-	120	-	(13,941)	-	(2,246)	7,072	-
Transfers between Sub-Accounts and to/from Fixed Account	151,621	17,144,011	(23,752)	(11,802,563)	(518,149)	(3,464,516)	247,125	(325,473)	(1,397,147)	421,187

Net increase (decrease) in net assets resulting from capital transactions	3,179,507	(16,279,911)	(33,794)	(13,381,162)	1,095,866	(8,297,870)	1,021,618	(4,233,250)	(6,550,549)	1,044,602

Total increase (decrease)	9,388,281	20,536,624	(31,086)	(12,047,843)	3,611,999	1,180,200	1,279,046	1,018,668	(6,811,240)	1,472,303

NET ASSETS, at beginning of the year	52,354,122	307,689,482	31,086	12,047,843	11,897,861	48,807,635	1,526,335	35,062,322	26,861,799	2,750,759

NET ASSETS, at end of the year	$61,742,403	$328,226,106	$-	$-	$15,509,860	$49,987,835	$2,805,381	$36,080,990	$20,050,559	$4,223,062

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)

Investment income
Dividends	$-	$10,666	$20,736	$519,026

Expenses
Mortality and expense risk fees and administrative charges	1,958,726	3,612	3,575	273,415

Net investment income (loss)	(1,958,726)	7,054	17,161	245,611

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,493,923	163,918	4,211	(608,902)
Realized gain distribution	-	-	-	708,943

Realized gain (loss)	1,493,923	163,918	4,211	100,041

Change in net unrealized appreciation/depreciation of investments	22,451,954	(59,893)	25,467	442,882

Net gain (loss) on investments	23,945,877	104,025	29,678	542,923

Net increase (decrease) in net assets resulting from operations	21,987,151	111,079	46,839	788,534

Capital transactions:
Transfer of net premiums	1,386,430	2,100	6,122	1,347,746
Transfers due to death benefits	(758,560)	-	-	(49,732)
Transfers due to annuity benefit payments	(65,242)	-	-	(9,042)
Transfers due to withdrawal of funds	(12,271,951)	(35,174)	(26,658)	(2,100,162)
Transfers due to loans, net of repayments	7,828	35	-	809
Transfers due to cost of insurance	(599,521)	-	-	(55,366)
Transfers due to contingent deferred sales charges	(69)	(18)	(17)	(26)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(17,234)	-	-	(12,083)
Transfers between Sub-Accounts and to/from Fixed Account	(3,722,380)	(889,346)	(842,753)	431,502

Net increase (decrease) in net assets resulting from capital transactions	(16,040,699)	(922,403)	(863,306)	(446,354)

Total increase (decrease)	5,946,452	(811,324)	(816,467)	342,180

NET ASSETS, at beginning of the year	146,649,684	811,324	816,467	21,231,648

NET ASSETS, at end of the year	$152,596,136	$-	$-	$21,573,828

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2011

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Dividend Growth Sub-Account	Invesco V.I. Dividend Growth Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)
Investment income
Dividends	$3,099,090	$324,739	$458,856	$6,500	$2,107	$-	$-	$13,257	$1,263	$383,857

Expenses
Mortality and expense risk fees and administrative charges	3,821,788	475,627	165,731	35,678	20,315	108,428	20,683	80,579	20,030	452,032

Net investment income (loss)	(722,698)	(150,888)	293,125	(29,178)	(18,208)	(108,428)	(20,683)	(67,322)	(18,767)	(68,175)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,815,918)	771,248	(142,881)	258,615	81,350	(136,103)	34,096	562,519	56,241	408,035
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(10,815,918)	771,248	(142,881)	258,615	81,350	(136,103)	34,096	562,519	56,241	408,035

Change in net unrealized appreciation/depreciation of investments	708,300	(2,241,034)	(1,007,276)	(329,442)	(116,241)	570,935	5,044	(888,275)	(156,809)	(1,480,395)

Net gain (loss) on investments	(10,107,618)	(1,469,786)	(1,150,157)	(70,827)	(34,891)	434,832	39,140	(325,756)	(100,568)	(1,072,360)

Net increase (decrease) in net assets resulting from operations	(10,830,316)	(1,620,674)	(857,032)	(100,005)	(53,099)	326,404	18,457	(393,078)	(119,335)	(1,140,535)

Capital transactions:
Transfer of net premiums	3,806,520	8,428,946	1,117,432	114,050	460,955	196,279	461,213	127,748	539,306	807,266
Transfers due to death benefits	(1,986,098)	(82,400)	(84,653)	(23,405)	-	(55,713)	-	(51,333)	-	-
Transfers due to annuity benefit payments	(114,406)	-	(5,085)	(698)	-	(6,584)	-	(670)	-	-
Transfers due to withdrawal of funds	(26,542,864)	(937,073)	(802,713)	(359,459)	(39,307)	(1,176,813)	(68,466)	(929,673)	(45,231)	(2,150,940)
Transfers due to loans, net of repayments	3,981	-	(1,139)	(962)	-	(1,656)	-	(1,627)	-	(731)
Transfers due to cost of insurance	(974,556)	(152,998)	(43,318)	(8,262)	(6,393)	(17,783)	(4,602)	(14,318)	(1,812)	(130,665)
Transfers due to contingent deferred sales charges	(1,711)	-	(21)	(45)	-	(364)	-	(163)	-	(5)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(3,790)	-	(1,005)	(366)	-	29	-	53	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(3,610,799)	1,962,834	290,144	(190,469)	(52,477)	(223,017)	155,363	(670,633)	46,266	(93,093)

Net increase (decrease) in net assets resulting from capital transactions	(29,423,723)	9,219,309	469,642	(469,616)	362,778	(1,285,622)	543,508	(1,540,616)	538,529	(1,568,168)

Total increase (decrease)	(40,254,039)	7,598,635	(387,390)	(569,621)	309,679	(959,218)	561,965	(1,933,694)	419,194	(2,708,703)

NET ASSETS, at beginning of the year	328,970,155	31,796,260	12,812,999	3,518,127	1,403,750	10,252,640	1,257,438	8,374,944	1,126,117	35,010,960

NET ASSETS, at end of the year	$288,716,116	$39,394,895	$12,425,609	$2,948,506	$1,713,429	$9,293,422	$1,819,403	$6,441,250	$1,545,311	$32,302,257

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$261,800	$118,359	$7,074	$2,961,847	$5,634,912	$947,430	$202,649	$14,388	$-	$1,767,770

Expenses
Mortality and expense risk fees and administrative charges	340,546	95,451	7,395	1,496,460	3,136,752	528,791	149,636	440,541	118,035	961,739

Net investment income (loss)	(78,746)	22,908	(321)	1,465,387	2,498,160	418,639	53,013	(426,153)	(118,035)	806,031

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	955,099	(277,994)	13,552	1,705,308	5,781,847	554,816	569,063	964,493	751,293	(3,035,574)
Realized gain distribution	-	-	-	2,058,082	4,234,292	-	-	-	-	-

Realized gain (loss)	955,099	(277,994)	13,552	3,763,390	10,016,139	554,816	569,063	964,493	751,293	(3,035,574)

Change in net unrealized appreciation/depreciation of investments	(1,879,611)	395,610	(99)	(4,607,806)	(12,227,577)	671,114	(283,130)	(312,850)	(688,017)	2,793,657

Net gain (loss) on investments	(924,512)	117,616	13,453	(844,416)	(2,211,438)	1,225,930	285,933	651,643	63,276	(241,917)

Net increase (decrease) in net assets resulting from operations	(1,003,258)	140,524	13,132	620,971	286,722	1,644,569	338,946	225,490	(54,759)	564,114

Capital transactions:
Transfer of net premiums	6,684,832	142,190	127,522	1,469,791	42,485,789	527,597	2,931,969	406,425	1,823,667	1,379,657
Transfers due to death benefits	(12,929)	(55,444)	-	(1,119,600)	(1,246,679)	(486,931)	(23,742)	(183,494)	(1,700)	(851,059)
Transfers due to annuity benefit payments	-	(1,266)	-	-	-	(37,008)	-	(23,212)	-	(48,885)
Transfers due to withdrawal of funds	(531,067)	(862,404)	(6,347)	(7,438,391)	(9,898,144)	(5,553,456)	(249,230)	(4,943,803)	(179,494)	(11,167,703)
Transfers due to loans, net of repayments	-	(2,943)	-	(918)	-	10,053	-	3,173	-	(2,451)
Transfers due to cost of insurance	(84,260)	(11,968)	(1,564)	(760,223)	(1,499,495)	(63,036)	(30,508)	(88,141)	(36,588)	(172,139)
Transfers due to contingent deferred sales charges	-	(301)	-	(150)	-	(1,112)	-	(203)	-	(391)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(1,608)	-	-	-	5,056	-	(3,322)	-	(664)
Transfers between Sub-Accounts and to/from Fixed Account	1,082,271	(358,006)	131,869	1,784,637	315,326	965,639	(33,448)	(769,444)	297,071	(4,866,461)

Net increase (decrease) in net assets resulting from capital transactions	7,138,847	(1,151,750)	251,480	(6,064,854)	30,156,797	(4,633,198)	2,595,041	(5,602,021)	1,902,956	(15,730,096)

Total increase (decrease)	6,135,589	(1,011,226)	264,612	(5,443,883)	30,443,519	(2,988,629)	2,933,987	(5,376,531)	1,848,197	(15,165,982)

NET ASSETS, at beginning of the year	22,663,520	9,234,846	431,941	119,669,411	219,091,450	46,990,156	9,397,639	42,274,567	7,627,942	94,937,959

NET ASSETS, at end of the year	$28,799,109	$8,223,620	$696,553	$114,225,528	$249,534,969	$44,001,527	$12,331,626	$36,898,036	$9,476,139	$79,771,977

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Capital Guardian Asset Allocation Sub-Account	MML Baring China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML American Funds® Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$158,771	$-	$2,735,079	$5,605,373	$5,048,578	$-	$-	$381,915	$230,708	$3,966,345

Expenses
Mortality and expense risk fees and administrative charges	117,728	41,332	1,166,336	2,820,342	4,562,731	75,173	14,114	297,939	200,922	2,999,322

Net investment income (loss)	41,043	(41,332)	1,568,743	2,785,031	485,847	(75,173)	(14,114)	83,976	29,786	967,023

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	183,026	(70,461)	2,771,153	11,030,857	5,053,723	(10,203)	121,129	(942,421)	383,055	(2,703,747)
Realized gain distribution	-	104,843	4,832,711	10,641,810	1,247,342	-	-	-	-	-

Realized gain (loss)	183,026	34,382	7,603,864	21,672,667	6,301,065	(10,203)	121,129	(942,421)	383,055	(2,703,747)

Change in net unrealized appreciation/depreciation of investments	(205,471)	(661,352)	(7,970,705)	(22,411,053)	(11,965,161)	(364,520)	(178,746)	(323,166)	(1,232,279)	(2,827,585)

Net gain (loss) on investments	(22,445)	(626,970)	(366,841)	(738,386)	(5,664,096)	(374,723)	(57,617)	(1,265,587)	(849,224)	(5,531,332)

Net increase (decrease) in net assets resulting from operations	18,598	(668,302)	1,201,902	2,046,645	(5,178,249)	(449,896)	(71,731)	(1,181,611)	(819,438)	(4,564,309)

Capital transactions:
Transfer of net premiums	1,370,395	504,001	681,716	34,891,387	58,273,704	155,034	366,600	594,374	7,159,678	2,116,548
Transfers due to death benefits	(51,501)	(22,398)	(948,726)	(1,252,725)	(161,870)	(48,798)	-	(143,599)	(17,275)	(1,532,782)
Transfers due to annuity benefit payments	-	-	-	-	-	(3,202)	-	(29,734)	-	(85,976)
Transfers due to withdrawal of funds	(280,534)	(237,803)	(7,799,309)	(16,403,436)	(10,336,171)	(894,987)	(87,838)	(1,735,899)	(499,144)	(19,304,013)
Transfers due to loans, net of repayments	-	-	(3,046)	-	(1,345)	(740)	-	(12,394)	-	11,365
Transfers due to cost of insurance	(41,392)	(4,966)	(582,862)	(1,321,552)	(2,384,854)	(11,180)	(3,161)	(54,606)	(96,921)	(850,650)
Transfers due to contingent deferred sales charges	-	-	(144)	-	-	(77)	-	(215)	-	(266)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	-	(2,263)	-	2,077	-	7,607
Transfers between Sub-Accounts and to/from Fixed Account	(81,820)	292,790	16,832,804	16,828,462	(9,943,961)	(239,903)	(8,530)	44,024	1,296,951	(108,024)

Net increase (decrease) in net assets resulting from capital transactions	915,148	531,624	8,180,433	32,742,136	35,445,503	(1,046,116)	267,071	(1,335,972)	7,843,289	(19,746,191)

Total increase (decrease)	933,746	(136,678)	9,382,335	34,788,781	30,267,254	(1,496,012)	195,340	(2,517,583)	7,023,851	(24,310,500)

NET ASSETS, at beginning of the year	7,996,491	2,927,191	91,683,248	196,488,210	323,820,265	7,621,637	952,676	25,579,853	11,469,662	254,106,501

NET ASSETS, at end of the year	$8,930,237	$2,790,513	$101,065,583	$231,276,991	$354,087,519	$6,125,625	$1,148,016	$23,062,270	$18,493,513	$229,796,001

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML T. Rowe Price Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML American Funds® Growth Sub-Account	MML Growth & Income Sub-Account
	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)		(Initial Class)

Investment income
Dividends	$442,894	$971,365	$91,663	$4,044,200	$101,845	$57,591	$19,559	$32,997	$117,146	$1,044,043

Expenses
Mortality and expense risk fees and administrative charges	374,101	855,125	63,696	2,790,297	79,293	66,282	26,563	46,168	582,635	1,015,777

Net investment income (loss)	68,793	116,240	27,967	1,253,903	22,552	(8,691)	(7,004)	(13,171)	(465,489)	28,266

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	682,456	298,097	185,003	(2,890,119)	209,866	(197,353)	88,395	(116,515)	1,409,134	(4,375,959)
Realized gain distribution	-	-	-	-	-	-	-	-	857,210	-

Realized gain (loss)	682,456	298,097	185,003	(2,890,119)	209,866	(197,353)	88,395	(116,515)	2,266,344	(4,375,959)

Change in net unrealized appreciation/depreciation of investments	(1,467,814)	(198,436)	(218,198)	(21,025,200)	(918,888)	(74,910)	(199,985)	(38,530)	(4,655,581)	2,018,817

Net gain (loss) on investments	(785,358)	99,661	(33,195)	(23,915,319)	(709,022)	(272,263)	(111,590)	(155,045)	(2,389,237)	(2,357,142)

Net increase (decrease) in net assets resulting from operations	(716,565)	215,901	(5,228)	(22,661,416)	(686,470)	(280,954)	(118,594)	(168,216)	(2,854,726)	(2,328,876)

Capital transactions:
Transfer of net premiums	6,016,190	718,319	2,955,675	1,743,272	953,312	74,923	1,035,645	63,114	13,700,405	1,093,686
Transfers due to death benefits	(122,878)	(209,851)	-	(1,414,305)	-	(15,144)	(1,685)	(26,375)	(200,069)	(767,785)
Transfers due to annuity benefit payments	-	(43,332)	-	(75,666)	-	(1,443)	-	-	-	(21,805)
Transfers due to withdrawal of funds	(522,362)	(3,908,083)	(99,986)	(14,789,083)	(126,930)	(791,815)	(56,187)	(497,583)	(1,124,648)	(12,762,873)
Transfers due to loans, net of repayments	-	4,354	-	(3,450)	-	-	-	(3,270)	(1,531)	(539)
Transfers due to cost of insurance	(180,572)	(21,208)	(34,161)	(865,779)	(27,888)	(16,602)	(10,626)	-	(232,851)	(179,104)
Transfers due to contingent deferred sales charges	-	(348)	-	(269)	-	-	-	(365)	-	(392)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(38,084)	-	(351)	-	(291)	-	-	-	8,076
Transfers between Sub-Accounts and to/from Fixed Account	1,511,250	(314,435)	132,549	3,439,453	(354,448)	(82,845)	56,547	(249,502)	1,851,978	(5,212,738)

Net increase (decrease) in net assets resulting from capital transactions	6,701,628	(3,812,668)	2,954,077	(11,966,178)	444,046	(833,217)	1,023,694	(713,981)	13,993,284	(17,843,474)

Total increase (decrease)	5,985,063	(3,596,767)	2,948,849	(34,627,594)	(242,424)	(1,114,171)	905,100	(882,197)	11,138,558	(20,172,350)

NET ASSETS, at beginning of the year	24,909,835	62,245,662	3,283,455	231,879,872	5,858,542	6,672,436	1,424,471	3,843,365	37,052,099	106,443,172

NET ASSETS, at end of the year	$30,894,898	$58,648,895	$6,232,304	$197,252,278	$5,616,118	$5,558,265	$2,329,571	$2,961,168	$48,190,657	$86,270,822

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Babson High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML American Funds® International Sub-Account	MML Rainier Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$86,148	$9,244,221	$12,212,438	$293,438	$931,373	$222,620	$13,374,436	$1,777,551	$435,444	$46,412

Expenses
Mortality and expense risk fees and administrative charges	142,262	6,753,684	9,741,081	44,998	345,877	90,759	3,461,107	508,655	423,281	222,267

Net investment income (loss)	(56,114)	2,490,537	2,471,357	248,440	585,496	131,861	9,913,329	1,268,896	12,163	(175,855)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,202,019	1,958,945	15,608,880	13,682	(1,162,789)	156,660	6,051,651	707,790	753,032	211,271
Realized gain distribution	-	-	-	-	-	-	-	-	632,059	-

Realized gain (loss)	1,202,019	1,958,945	15,608,880	13,682	(1,162,789)	156,660	6,051,651	707,790	1,385,091	211,271

Change in net unrealized appreciation/depreciation of investments	(1,356,198)	(13,029,725)	(33,261,219)	(132,516)	1,945,698	(108,725)	15,152,027	2,045,634	(6,558,982)	(958,388)

Net gain (loss) on investments	(154,179)	(11,070,780)	(17,652,339)	(118,834)	782,909	47,935	21,203,678	2,753,424	(5,173,891)	(747,117)

Net increase (decrease) in net assets resulting from operations	(210,293)	(8,580,243)	(15,180,982)	129,606	1,368,405	179,796	31,117,007	4,022,320	(5,161,728)	(922,972)

Capital transactions:
Transfer of net premiums	481,363	5,254,959	37,114,482	2,105,925	372,658	2,043,277	2,658,183	11,532,825	5,167,297	198,411
Transfers due to death benefits	(16,086)	(2,093,550)	(1,454,105)	(6,864)	(145,820)	(26,629)	(2,407,664)	(86,884)	(233,716)	(83,458)
Transfers due to annuity benefit payments	-	-	-	-	(10,732)	-	(121,958)	-	-	(2,911)
Transfers due to withdrawal of funds	(152,697)	(19,569,105)	(22,383,381)	(305,056)	(3,845,968)	(167,749)	(25,228,654)	(1,115,763)	(850,008)	(2,693,310)
Transfers due to loans, net of repayments	-	566	-	-	6,375	-	(6,671)	-	(4,942)	777
Transfers due to cost of insurance	(29,980)	(4,156,621)	(4,728,270)	(804)	(49,291)	(21,688)	(943,144)	(156,905)	(163,968)	(36,936)
Transfers due to contingent deferred sales charges	-	-	-	-	(875)	-	(76)	-	-	(136)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	(1,229)	-	(2,076)	-	-	266
Transfers between Sub-Accounts and to/from Fixed Account	(3,282,015)	4,717,211	(3,162,805)	2,480,614	(1,316,400)	2,506,576	(27,612,562)	1,267,198	1,530,536	(373,385)

Net increase (decrease) in net assets resulting from capital transactions	(2,999,415)	(15,846,540)	5,385,921	4,273,815	(4,991,282)	4,333,787	(53,664,622)	11,440,471	5,445,199	(2,990,682)

Total increase (decrease)	(3,209,708)	(24,426,783)	(9,795,061)	4,403,421	(3,622,877)	4,513,583	(22,547,615)	15,462,791	283,471	(3,913,654)

NET ASSETS, at beginning of the year	13,296,026	523,193,881	755,190,572	1,532,637	32,905,206	3,951,503	275,358,279	31,562,759	30,810,775	22,676,775

NET ASSETS, at end of the year	$10,086,318	$498,767,098	$745,395,511	$5,936,058	$29,282,329	$8,465,086	$252,810,664	$47,025,550	$31,094,246	$18,763,121

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML Rainier Large Cap Growth Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$1,629	$1,554,539	$127,051	$73,621	$9,214	$25,504	$8,596,099	$2,700,421	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	17,308	2,224,361	237,613	138,415	23,968	48,206	2,923,545	1,015,166	971,568	273,696

Net investment income (loss)	(15,679)	(669,822)	(110,562)	(64,794)	(14,754)	(22,702)	5,672,554	1,685,255	(971,568)	(273,696)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	138,164	(70,739)	685,361	(1,145,443)	86,120	(324,718)	2,906,012	479,888	3,065,626	1,043,242
Realized gain distribution	-	-	-	-	-	-	4,591,171	1,234,441	-	-

Realized gain (loss)	138,164	(70,739)	685,361	(1,145,443)	86,120	(324,718)	7,497,183	1,714,329	3,065,626	1,043,242

Change in net unrealized appreciation/depreciation of investments	(202,667)	(8,145,913)	(1,495,085)	967,575	(110,721)	277,038	878,193	701,238	(3,671,728)	(1,497,684)

Net gain (loss) on investments	(64,503)	(8,216,652)	(809,724)	(177,868)	(24,601)	(47,680)	8,375,376	2,415,567	(606,102)	(454,442)

Net increase (decrease) in net assets resulting from operations	(80,182)	(8,886,474)	(920,286)	(242,662)	(39,355)	(70,382)	14,047,930	4,100,822	(1,577,670)	(728,138)

Capital transactions:
Transfer of net premiums	381,785	1,422,385	3,987,227	97,407	286,213	65,292	2,507,687	35,408,806	1,394,814	6,498,665
Transfers due to death benefits	(3,363)	(1,129,000)	(76,542)	(17,282)	(8,001)	(16,620)	(2,464,467)	(170,657)	(610,582)	(63,698)
Transfers due to annuity benefit payments	-	(73,389)	-	(3,169)	-	-	(132,598)	-	(30,988)	-
Transfers due to withdrawal of funds	(18,149)	(12,157,870)	(345,964)	(1,402,692)	(74,249)	(345,321)	(26,329,634)	(1,867,047)	(9,831,098)	(491,340)
Transfers due to loans, net of repayments	-	(7,484)	-	-	-	882	2,001	-	(10,808)	-
Transfers due to cost of insurance	(5,736)	(698,360)	(112,035)	(38,720)	(9,294)	-	(689,112)	(440,368)	(149,135)	(94,781)
Transfers due to contingent deferred sales charges	-	(506)	-	-	-	(427)	(849)	-	(1,750)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	41	-	121	-	-	2,486	-	(12,640)	-
Transfers between Sub-Accounts and to/from Fixed Account	138,906	1,540,643	(543,470)	(515,057)	(34,912)	(317,060)	(9,834,353)	(1,286,492)	(2,882,128)	437,335

Net increase (decrease) in net assets resulting from capital transactions	493,443	(11,103,540)	2,909,216	(1,879,392)	159,757	(613,254)	(36,938,839)	31,644,242	(12,134,315)	6,286,181

Total increase (decrease)	413,261	(19,990,014)	1,988,930	(2,122,054)	120,402	(683,636)	(22,890,909)	35,745,064	(13,711,985)	5,558,043

NET ASSETS, at beginning of the year	763,374	184,751,316	16,519,401	13,182,508	1,788,574	3,948,420	247,254,674	59,230,319	91,301,719	17,242,657

NET ASSETS, at end of the year	$1,176,635	$164,761,302	$18,508,331	$11,060,454	$1,908,976	$3,264,784	$224,363,765	$94,975,383	$77,589,734	$22,800,700

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$4,411,492	$223,550	$7,071,061	$13,812,163	$548	$9,352	$2,537	$118,232	$178,392	$24,703

Expenses
Mortality and expense risk fees and administrative charges	2,724,541	150,182	4,490,069	9,522,752	319,971	45,536	23,715	100,036	272,840	58,670

Net investment income (loss)	1,686,951	73,368	2,580,992	4,289,411	(319,423)	(36,184)	(21,178)	18,196	(94,448)	(33,967)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	625,415	416,585	3,740,078	7,854,972	(5,743)	187,154	195,304	12,930	(68,660)	319,912
Realized gain distribution	-	-	261,850	557,033	484	-	-	44,564	-	-

Realized gain (loss)	625,415	416,585	4,001,928	8,412,005	(5,259)	187,154	195,304	57,494	(68,660)	319,912

Change in net unrealized appreciation/depreciation of investments	(6,419,224)	(719,976)	(7,442,666)	(19,433,101)	4,819	(109,171)	(185,866)	53,744	24,720	(329,746)

Net gain (loss) on investments	(5,793,809)	(303,391)	(3,440,738)	(11,021,096)	(440)	77,983	9,438	111,238	(43,940)	(9,834)

Net increase (decrease) in net assets resulting from operations	(4,106,858)	(230,023)	(859,746)	(6,731,685)	(319,863)	41,799	(11,740)	129,434	(138,388)	(43,801)

Capital transactions:
Transfer of net premiums	1,925,453	3,553,748	3,238,061	199,267,480	5,649,006	122,133	698,402	3,594,213	335,998	873,805
Transfers due to death benefits	(1,774,606)	(23,385)	(2,838,606)	(2,032,618)	(151,338)	(20,456)	-	(73,849)	(85,085)	(7,664)
Transfers due to annuity benefit payments	(86,413)	-	-	-	(33,068)	(1,935)	-	-	(8,516)	-
Transfers due to withdrawal of funds	(18,292,588)	(289,882)	(18,053,735)	(26,683,396)	(17,652,618)	(339,580)	(25,472)	(1,712,335)	(2,975,473)	(102,388)
Transfers due to loans, net of repayments	7,834	-	(10,722)	-	6,007	(3,896)	-	-	(13,686)	-
Transfers due to cost of insurance	(750,627)	(59,575)	(2,566,096)	(5,004,132)	(25,051)	(2,640)	(2,794)	(3,227)	(41,955)	(19,245)
Transfers due to contingent deferred sales charges	(1,090)	-	-	-	-	(29)	-	-	(268)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	6,765	-	-	-	9,288	(528)	-	-	2,716	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,372,407)	337,370	(523,211)	(1,189,693)	18,205,383	556,555	247,118	4,009,525	(1,546,288)	7,057

Net increase (decrease) in net assets resulting from capital transactions	(20,337,679)	3,518,276	(20,754,309)	164,357,641	6,007,609	309,624	917,254	5,814,327	(4,332,557)	751,565

Total increase (decrease)	(24,444,537)	3,288,253	(21,614,055)	157,625,956	5,687,746	351,423	905,514	5,943,761	(4,470,945)	707,764

NET ASSETS, at beginning of the year	232,901,835	9,683,603	359,689,617	622,639,247	25,209,456	3,205,852	1,303,895	5,100,754	27,902,439	4,096,719

NET ASSETS, at end of the year	$208,457,298	$12,971,856	$338,075,562	$780,265,203	$30,897,202	$3,557,275	$2,209,409	$11,044,515	$23,431,494	$4,804,483

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service)	(Non-Service)

Investment income
Dividends	$-	$-	$-	$291,592	$22,970	$953,046	$30,232	$1,077	$3,702	$437,063

Expenses
Mortality and expense risk fees and administrative charges	1,882,908	63,874	42,304	346,277	41,680	2,065,458	90,902	93,640	2,418	197,334

Net investment income (loss)	(1,882,908)	(63,874)	(42,304)	(54,685)	(18,710)	(1,112,412)	(60,670)	(92,563)	1,284	239,729

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,604,155	385,239	33,056	1,167,762	144,935	(3,583,919)	548,598	393,336	11,152	(1,786,542)
Realized gain distribution	5,661,584	205,165	46,919	4,245,874	462,302	-	-	537,830	-	-

Realized gain (loss)	10,265,739	590,404	79,975	5,413,636	607,237	(3,583,919)	548,598	931,166	11,152	(1,786,542)

Change in net unrealized appreciation/depreciation of investments	(15,562,219)	(863,152)	(152,195)	(6,259,848)	(688,388)	(8,087,169)	(1,155,855)	(2,689,468)	(16,302)	1,549,090

Net gain (loss) on investments	(5,296,480)	(272,748)	(72,220)	(846,212)	(81,151)	(11,671,088)	(607,257)	(1,758,302)	(5,150)	(237,452)

Net increase (decrease) in net assets resulting from operations	(7,179,388)	(336,622)	(114,524)	(900,897)	(99,861)	(12,783,500)	(667,927)	(1,850,865)	(3,866)	2,277

Capital transactions:
Transfer of net premiums	1,181,913	836,466	1,089,175	530,870	676,610	1,498,789	1,093,614	1,235,857	-	-
Transfers due to death benefits	(873,951)	(77,706)	(7,447)	(80,484)	(19,660)	(1,286,145)	(83,355)	(29,072)	-	(161,888)
Transfers due to annuity benefit payments	(50,194)	-	-	(10,894)	-	(68,803)	-	-	-	(15,091)
Transfers due to withdrawal of funds	(9,635,903)	(147,177)	(108,057)	(3,753,549)	(65,300)	(11,357,879)	(179,092)	(245,960)	(32,380)	(2,532,449)
Transfers due to loans, net of repayments	(3,368)	-	(335)	(2,531)	-	(3,063)	-	-	-	(6,044)
Transfers due to cost of insurance	(581,092)	(23,204)	(5,296)	(45,516)	(10,415)	(610,621)	(35,138)	(16,349)	(701)	(22,688)
Transfers due to contingent deferred sales charges	(229)	-	-	(675)	-	(69)	-	-	-	(443)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,529	-	-	294	-	(2,196)	-	-	-	423
Transfers between Sub-Accounts and to/from Fixed Account	2,130,997	427,908	458,802	(1,177,462)	3,331	7,952,432	555,163	255,203	276	(1,387,027)

Net increase (decrease) in net assets resulting from capital transactions	(7,830,298)	1,016,287	1,426,842	(4,539,947)	584,566	(3,877,555)	1,351,192	1,199,679	(32,805)	(4,125,207)

Total increase (decrease)	(15,009,686)	679,665	1,312,318	(5,440,844)	484,705	(16,661,055)	683,265	(651,186)	(36,671)	(4,122,930)

NET ASSETS, at beginning of the year	155,583,290	4,440,118	2,350,256	33,929,818	2,605,512	174,922,884	6,385,051	7,106,111	183,284	19,693,048

NET ASSETS, at end of the year	$140,573,604	$5,119,783	$3,662,574	$28,488,974	$3,090,217	$158,261,829	$7,068,316	$6,454,925	$146,613	$15,570,118

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Investment income
Dividends	$4,590	$951,364	$314,702	$153,804	$3,484,716	$1,350,574	$11,257,068	$2,967	$1,328,537	$78,843

Expenses
Mortality and expense risk fees and administrative charges	58,941	3,194,484	67,396	222,665	3,215,642	689,443	4,179,767	551	143,807	152,061

Net investment income (loss)	(54,351)	(2,243,120)	247,306	(68,861)	269,074	661,131	7,077,301	2,416	1,184,730	(73,218)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	290,954	3,168,773	(424,004)	558,443	8,811	947,779	3,616,431	1,350	(5,808,569)	254,321
Realized gain distribution	-	-	-	-	-	587,639	4,327,396	-	-	-

Realized gain (loss)	290,954	3,168,773	(424,004)	558,443	8,811	1,535,418	7,943,827	1,350	(5,808,569)	254,321

Change in net unrealized appreciation/depreciation of investments	(358,225)	(6,353,342)	519,836	(2,306,076)	(23,375,779)	(2,699,492)	(15,781,216)	(5,059)	4,255,915	(1,324,840)

Net gain (loss) on investments	(67,271)	(3,184,569)	95,832	(1,747,633)	(23,366,968)	(1,164,074)	(7,837,389)	(3,709)	(1,552,654)	(1,070,519)

Net increase (decrease) in net assets resulting from operations	(121,622)	(5,427,689)	343,138	(1,816,494)	(23,097,894)	(502,943)	(760,088)	(1,293)	(367,924)	(1,143,737)

Capital transactions:
Transfer of net premiums	803,709	2,120,954	-	5,908,825	3,071,866	7,720,544	3,249,341	-	1,755	2,082,511
Transfers due to death benefits	(33,089)	(1,815,310)	(14,445)	(29,210)	(1,679,886)	(353,864)	(2,745,351)	-	(135,317)	(9,547)
Transfers due to annuity benefit payments	-	(97,592)	-	-	(107,482)	-	(155,495)	-	(1,047)	-
Transfers due to withdrawal of funds	(182,950)	(20,631,537)	(640,973)	(464,817)	(24,469,953)	(1,208,187)	(31,978,604)	(1,400)	(1,748,624)	(253,811)
Transfers due to loans, net of repayments	-	(2,747)	-	-	5,719	-	(6,811)	-	(1,228)	-
Transfers due to cost of insurance	(17,750)	(909,999)	-	(75,104)	(741,768)	(248,260)	(1,076,131)	(38)	(19,853)	(50,875)
Transfers due to contingent deferred sales charges	-	(699)	(298)	-	(1,231)	-	(1,990)	-	(101)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	9,075	-	-	9,861	-	(1,685)	-	146	-
Transfers between Sub-Accounts and to/from Fixed Account	(222,200)	(5,766,880)	(157,612)	901,894	(2,299,180)	(138,526)	(13,052,646)	1	(710,266)	541,821

Net increase (decrease) in net assets resulting from capital transactions	347,720	(27,094,735)	(813,328)	6,241,588	(26,212,054)	5,771,707	(45,769,372)	(1,437)	(2,614,535)	2,310,099

Total increase (decrease)	226,098	(32,522,424)	(470,190)	4,425,094	(49,309,948)	5,268,764	(46,529,460)	(2,730)	(2,982,459)	1,166,362

NET ASSETS, at beginning of the year	4,125,258	270,749,053	5,389,907	13,625,384	285,007,462	47,085,358	354,218,942	33,816	15,030,302	10,731,499

NET ASSETS, at end of the year	$4,351,356	$238,226,629	$4,919,717	$18,050,478	$235,697,514	$52,354,122	$307,689,482	$31,086	$12,047,843	$11,897,861

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2011

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$566,996	$5,772	$334,865	$3,112	$-	$-	$6,606	$25,577	$3,185,888

Expenses
Mortality and expense risk fees and administrative charges	648,753	16,218	413,733	329,579	30,643	2,042,636	11,096	12,012	281,191

Net investment income (loss)	(81,757)	(10,446)	(78,868)	(326,467)	(30,643)	(2,042,636)	(4,490)	13,565	2,904,697

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	716,240	58,570	598,662	-	258,736	283,105	17,569	(11,009)	(1,540,581)
Realized gain distribution	-	-	-	-	-	-	-	-	-

Realized gain (loss)	716,240	58,570	598,662	-	258,736	283,105	17,569	(11,009)	(1,540,581)

Change in net unrealized appreciation/depreciation of investments	(4,997,661)	(68,580)	(963,447)	-	(311,511)	4,067,763	(24,647)	(8,908)	(3,379,126)

Net gain (loss) on investments	(4,281,421)	(10,010)	(364,785)	-	(52,775)	4,350,868	(7,078)	(19,917)	(4,919,707)

Net increase (decrease) in net assets resulting from operations	(4,363,178)	(20,456)	(443,653)	(326,467)	(83,418)	2,308,232	(11,568)	(6,352)	(2,015,010)

Capital transactions:
Transfer of net premiums	778,900	508,107	578,532	491,026	1,063,744	1,440,539	9,019	17,094	3,173,595
Transfers due to death benefits	(285,152)	-	(481,742)	(272,695)	-	(1,087,753)	(4,993)	(3,162)	(113,448)
Transfers due to annuity benefit payments	(31,869)	-	(1,635)	(27,054)	-	(56,510)	-	-	(5,710)
Transfers due to withdrawal of funds	(5,100,803)	(30,275)	(5,450,776)	(10,185,235)	(112,639)	(10,967,316)	(38,472)	(139,933)	(2,061,843)
Transfers due to loans, net of repayments	3,820	-	(1,775)	15,540	-	3,440	123	478	49,456
Transfers due to cost of insurance	(150,013)	(2,718)	(58,687)	(2,599)	(5,925)	(615,196)	-	-	(62,621)
Transfers due to contingent deferred sales charges	(625)	-	(905)	(1,524)	-	(451)	(65)	(55)	(29)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(11,589)	-	661	7,495	-	3,860	-	-	(4,871)
Transfers between Sub-Accounts and to/from Fixed Account	(2,553,360)	108,680	(1,264,923)	4,906,326	199,157	(10,697,316)	(24,221)	16,743	143,037

Net increase (decrease) in net assets resulting from capital transactions	(7,350,691)	583,794	(6,681,250)	(5,068,720)	1,144,337	(21,976,703)	(58,609)	(108,835)	1,117,566

Total increase (decrease)	(11,713,869)	563,338	(7,124,903)	(5,395,187)	1,060,919	(19,668,471)	(70,177)	(115,187)	(897,444)

NET ASSETS, at beginning of the year	60,521,504	962,997	42,187,225	32,256,986	1,689,840	166,318,155	881,501	931,654	22,129,092

NET ASSETS, at end of the year	$48,807,635	$1,526,335	$35,062,322	$26,861,799	$2,750,759	$146,649,684	$811,324	$816,467	$21,231,648

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eight segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual Equity EdgeSM. Five of the eight segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual EquityEdgeSM have multiple Tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2012, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the eight segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account (Initial Class and Service Class 2)	Fidelity® VIP Contrafund® Portfolio [1] (Initial Class and Service Class 2)

ING Clarion Global Real Estate Sub-Account	ING Clarion Global Real Estate Portfolio [2]

Invesco V.I. Diversified Dividend Sub-Account (Series I and Series II)	Invesco V.I. Diversified Dividend Fund [3,10] (Series I and Series II)

Invesco V.I. Global Health Care Sub-Account (Series I and Series II)	Invesco V.I. Global Health Care Fund [3] (Series I and Series II)

Invesco V.I. Technology Sub-Account (Series I and Series II)	Invesco V.I. Technology Fund [3] (Series I and Series II)

Ivy Funds Asset Strategy Sub-Account	Ivy Funds Asset Strategy Portfolio [12]

MML Aggressive Allocation Sub-Account (Initial and Service Class Sub-Account)	MML Aggressive Allocation Fund [4] (Initial and Service Class)

MML Balanced Allocation Sub-Account (Initial and Service Class)	MML Balanced Allocation Fund [4] (Initial and Service Class)

MML Blend Sub-Account (formerly known as MML Babson Blend Sub-Account) (Initial and Service Class)	MML Blend Fund [5] (Initial and Service Class)

MML Blue Chip Growth Sub-Account (formerly known as MML T. Rowe Price Blue Chip Growth Sub-Account) (Initial and Service Class)	MML Blue Chip Growth Fund [4] (Initial and Service Class)

MML China Sub-Account (formerly known as MML Baring China Sub-Account)	MML China Fund [5]

MML Conservative Allocation Sub-Account (Initial and Service Class)	MML Conservative Allocation Fund [4] (Initial and Service Class)

MML Core Allocation Sub-Account (formerly known as MML American® Funds Core Allocation Sub-Account)	MML American Funds® Core Allocation [4]

MML Equity Sub-Account (formerly known as MML Oppenheimer/Loomis Sayles Equity Sub-Account) (Initial and Service Class)	MML Equity Fund [5] (Initial and Service Class)

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Equity Income Sub-Account (formerly known as MML T. Rowe Price Equity Income Sub-Account) (Initial and Service Class)	MML Equity Income Fund [4] (Initial and Service Class)

MML Equity Index Sub-Account (Class I and Service Class I)	MML Equity Index Fund [4] (Class I and Service Class I)

MML Focused Equity Sub-Account	MML Focused Equity Fund [4], 14

MML Foreign Sub-Account (formerly known as MML Templeton Foreign Sub-Account) (Initial and Service Class)	MML Foreign Fund [4] (Initial and Service Class)

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund [4] , 14

MML Fundamental Value Sub-Account	MML Fundamental Value Fund [4] , 14

MML Global Sub-Account (formerly known as MML MFS Global Sub-Account) (Class I, II, Service Class I)	MML Global Fund [4] (Class I, II, Service Class I)

MML Growth Sub-Account (formerly known as MML American® Funds Growth Sub-Account)	MML American Funds® Growth Fund [4]

MML Growth & Income Sub-Account (Initial and Service Class)	MML Growth & Income Fund [4] (Initial and Service Class)

MML Growth Allocation Sub-Account (Initial and Service Class)	MML Growth Allocation Fund [4] (Initial and Service Class)

MML High Yield Sub-Account (formerly known as MML Babson High Yield Sub-Account)	MML High Yield Fund [5]

MML Income & Growth Sub-Account (Initial and Service Class)	MML Income & Growth Fund [4] (Initial and Service Class)

MML Inflation-Protected and Income Sub-Account (formerly known as MML Babson Inflation-Protected and Income Sub-Account) (Initial and Service Class)	MML Inflation-Protected and Income Fund [5] (Initial and Service Class)

MML International Sub-Account (formerly known as MML American® Funds International Sub-Account)	MML American Funds® International Fund [4]

MML Large Cap Growth Sub-Account (formerly known as MML Rainier Large Cap Growth Sub-Account) (Initial and Service Class)	MML Large Cap Growth Fund [4] (Initial and Service Class)

MML Large Cap Value Sub-Account (formerly known as MML Davis Large Cap Value Sub-Account) (Initial and Service Class)	MML Large Cap Value Fund [4] (Initial and Service Class)

MML Managed Bond Sub-Account (formerly known as MML Babson Managed Bond Sub-Account) (Initial and Service Class)	MML Managed Bond Fund [5] (Initial and Service Class)

MML Mid Cap Growth Sub-Account (formerly known as MML T. Rowe Price Mid Cap Growth Sub-Account) (Initial and Service Class)	MML Mid Cap Growth Fund [4] (Initial and Service Class)

MML Mid Cap Value Sub-Account (formerly known as MML American Century Mid Cap Value Sub-Account) (Initial and Service Class)	MML Mid Cap Value Fund [4] (Initial and Service Class)

MML Moderate Allocation Sub-Account (Initial and Service Class)	MML Moderate Allocation Fund [4] (Initial and Service Class)

MML Money Market Sub-Account	MML Money Market Fund [5], 13

MML Short-Duration Bond Sub-Account (formerly known as MML Babson Short-Duration Bond Sub-Account)	MML Short-Duration Bond Fund [5]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Small Cap Growth Equity Sub-Account (formerly known as MML W&R/Wellington Small Cap Growth Equity Sub-Account) (Initial and Service Class)	MML Small Cap Growth Equity Fund [4] (Initial and Service Class)

MML Small Company Value Sub-Account (formerly known as MML T. Rowe Price Small Company Value Sub-Account)	MML Small Company Value Fund [4]

MML Small/Mid Cap Equity Sub-Account (formerly known as MML Oppenheimer Small/Mid Cap Equity Sub-Account) (Initial and Service Class)	MML Small/Mid Cap Equity Fund [5] (Initial and Service Class)

MML Small/Mid Cap Value Sub-Account (formerly known as MML AllianceBernstein Small/Mid Cap Value Sub-Account) (Initial and Service Class)	MML Small/Mid Cap Value Fund [4] (Initial and Service Class)

MML Strategic Emerging Markets Sub-Account (formerly known as MML Baring Strategic Emerging Markets Sub-Account)	MML Strategic Emerging Markets Fund [5]

MML Total Return	MML Total Return Fund [4], 14

Oppenheimer Balanced Sub-Account (Service and Non-Service)	Oppenheimer Balanced Fund/VA [6,8] (Service and Non-Service)

Oppenheimer Capital Appreciation Sub-Account (Service and Non-Service)	Oppenheimer Capital Appreciation Fund/VA [6] (Service and Non-Service)

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA [6]

Oppenheimer Global Securities Sub-Account (Service and Non-Service)	Oppenheimer Global Securities Fund/VA [6] (Service and Non-Service)

Oppenheimer Global Strategic Income Sub-Account (Service and Non-Service)	Oppenheimer Global Strategic Income Fund/VA [6,11] (Service and Non-Service)

Oppenheimer International Growth Sub-Account (Service and Non-Service)	Oppenheimer International Growth Fund/VA [6] (Service and Non-Service)

Oppenheimer Main Street Sub-Account (Service and Non-Service)	Oppenheimer Main Street Fund®/VA [6,9] (Service and Non-Service)

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA 6

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Service and Non-Service)	Oppenheimer Small- & Mid-Cap Growth Fund/VA [6] (Service and Non-Service)

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [7]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account. Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the FIA is not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	ING Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to the listed Funds.
[4]	MassMutual is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[5]	MassMutual is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[6]	OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the listed Funds/Portfolios.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Effective April 27, 2012, Panorama Total Return Portfolio merged into Oppenheimer Balanced Fund/VA.
[9]	Effective April 27, 2012, Panorama Growth Portfolio merged into Oppenheimer Main Street Fund®/VA.
[10]	Prior to April 27, 2012, Invesco V.I. Diversified Fund was formerly known as Invesco V.I. Dividend Growth Fund.
[11]	Effective October 26, 2012, Oppenheimer High Income Fund/VA merged into Oppenheimer Global Strategic Income Fund/VA.
[12]	Waddell & Reed Investment Management Company serves as Investment Advisor to this portfolio.
[13]

Effective April 27, 2012, the MML Asset Allocation Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Small Cap Index Fund and MML NASDAQ-100 Fund were liquidated, and proceeds were invested in MML Money Market Fund.

[14]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $748,294 for the year ended December 31, 2012. Net transfers from the Separate Account to MassMutual totaled $10,104 for the year ended December 31, 2011. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

I.	Fair Value Measurements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in this ASU result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Some of the amendments in this ASU clarify the FASB’s intent about the application of

Notes To Financial Statements (Continued)

existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. Among other clarifications, this ASU clarifies how premium and discounts (including blockage factors) are considered when measuring fair value and that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets as financial assets and liabilities do not have alternative uses. The ASU permits an exception to fair value measurement principles for financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position. Additionally, the ASU requires additional quantitative and qualitative disclosures surrounding Level 3 measurements. This ASU was effective January 1, 2012. Adoption of this standard did not have a significant impact on the Separate Account.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2012. There have been no transfers between levels for the year ended December 31, 2012.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (the “FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)
Cost of purchases	$10,284,770	$9,530,014	$3,617,006	$2,339,183	$1,197,909	$1,006,613	$1,011,059	$1,191,910	$766,577	$138,397	$2,218,749	$4,751,820
Proceeds from sales	(48,070,736)	(3,144,863)	(2,711,184)	(754,181)	(493,266)	(1,896,547)	(285,030)	(1,442,830)	(495,277)	(50)	(4,811,841)	(3,360,388)

	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$217,482	$52,887	$25,285,747	$60,638,237	$22,665,720	$9,391,347	$6,938,782	$5,554,249	$2,293,330	$419,465	$423,255	$30,725,942
Proceeds from sales	(8,993,062)	(793,730)	(16,360,608)	(18,299,241)	(8,659,438)	(1,245,867)	(7,509,349)	(2,007,414)	(84,949,998)	(9,677,273)	(559,195)	(15,439,639)

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Initial Class)
Cost of purchases	$73,322,758	$62,044,730	$50,890	$132,829	$1,864,856	$6,859,574	$7,519,283	$7,329,458	$3,095,002	$4,215,465	$579,721	$18,087,414
Proceeds from sales	(22,534,252)	(22,702,954)	(6,629,596)	(1,361,634)	(3,746,000)	(1,821,176)	(40,213,733)	(3,190,718)	(7,836,305)	(1,168,003)	(83,312)	(31,278,532)

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account
	(Service Class)	(Service Class I)	(Service Class I)	(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$1,243,958	$431,355	$251,434	$602,255	$1,418,490	$183,674	$13,757,930	$2,208,525	$1,575,412	$24,926,399	$34,939,784	$9,003,351
Proceeds from sales	(863,566)	(31,694)	(25,438)	(1,300,830)	(538,385)	(483,551)	(5,034,516)	(18,067,467)	(1,082,342)	(48,801,061)	(41,661,137)	(1,898,578)

	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)
Cost of purchases	$2,151,758	$2,809,934	$44,073,147	$23,121,883	$6,649,826	$561,489	$271,413	$4,637,410	$4,107,413	$161,876	$85,251	$109,321
Proceeds from sales	(5,848,065)	(1,002,395)	(43,057,929)	(6,461,138)	(3,895,969)	(3,874,813)	(206,269)	(25,526,806)	(2,432,327)	(12,263,552)	(2,162,891)	(3,651,328)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Cost of purchases	$33,662,498	$48,417,599	$8,227,566	$6,762,848	$15,180,041	$3,700,488	$38,387,643	$225,210,473	$153,764,328	$1,406,805	$1,518,872	$10,061,596
Proceeds from sales	(35,094,370)	(6,916,447)	(14,682,801)	(2,123,020)	(33,924,487)	(1,528,891)	(34,849,029)	(20,902,326)	(78,870,906)	(4,727,447)	(3,536,994)	(3,571,273)

	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Service)
Cost of purchases	$826,668	$287,399	$18,227,837	$1,377,038	$2,436,146	$3,459,858	$1,493,305	$6,112,541	$1,453,226	$1,952,211	$5,436,070	$1,332
Proceeds from sales	(25,704,752)	(5,374,184)	(25,575,752)	(804,838)	(728,760)	(5,506,616)	(562,262)	(31,339,070)	(952,789)	(1,553,264)	(343,800)	(49,895)

	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$1,185,493	$1,560,077	$7,700,864	$240,603	$4,937,477	$14,254,422	$11,386,891	$55,403,567	$3,168	$1,992,192	$2,842,143	$2,952,643
Proceeds from sales	(3,802,208)	(651,353)	(43,997,946)	(752,994)	(1,793,625)	(39,931,689)	(5,107,062)	(51,533,296)	(34,084)	(13,538,062)	(1,396,397)	(10,565,947)

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)
Cost of purchases	$1,252,184	$2,742,204	$3,298,805	$1,511,977	$4,792,231	$26,885	$45,752	$4,986,993
Proceeds from sales	(243,590)	(6,849,337)	(10,340,936)	(527,608)	(27,379,190)	(942,297)	(891,967)	(4,813,863)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2012 were as follows:

2012	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)

Units purchased	305,240	528,005	106,217	21,497	112,262	19,951	35,359	26,531	21,808	11,986	67,970
Units withdrawn	(1,774,918)	(111,670)	(84,504)	(81,425)	(9,734)	(75,444)	(7,489)	(77,071)	(4,007)	(123)	(231,006)
Units transferred between Sub-Accounts and to/from the Fixed Account	(619,468)	(7,040)	41,226	312,933	15,379	5,208	30,731	40,055	1,258	1,676	(63,420)

Net increase (decrease)	(2,089,146)	409,295	62,939	253,005	117,907	(50,285)	58,601	(10,485)	19,059	13,539	(226,456)

2012 (Continued)	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MM Blend Sub-Account	MM Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	350,328	3,043	1,669	109,925	3,917,773	58,347	305,903	58,079	226,710	25,131	12,475
Units withdrawn	(193,060)	(41,088)	(1,556)	(1,030,802)	(1,213,133)	(493,803)	(51,255)	(358,876)	(39,392)	(266,472)	(16,339)
Units transferred between Sub-Accounts and to/from the Fixed Account	(12,779)	(652,436)	(60,904)	1,392,364	430,929	1,396,834	337,998	307,824	82,943	(6,047,725)	(800,265)

Net increase (decrease)	144,489	(690,481)	(60,791)	471,487	3,135,569	961,378	592,646	7,027	270,261	(6,289,066)	(804,129)

2012 (Continued)	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)

Units purchased	16,382	183,349	3,440,975	4,581,167	3,170	9,578	50,162	570,692	176,019	452,309	132,953
Units withdrawn	(23,007)	(1,002,610)	(1,475,008)	(1,613,680)	(13,543)	(856)	(162,139)	(84,158)	(1,730,294)	(100,064)	(493,314)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,658)	1,779,530	1,604,864	(322,230)	(633,848)	(117,952)	(82,528)	(79,900)	(1,052,138)	(72,714)	(20,772)

Net increase (decrease)	(12,282)	960,269	3,570,831	2,645,257	(644,221)	(109,230)	(194,505)	406,634	(2,606,413)	279,531	(381,133)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Units purchased	250,668	7,454	160,947	49,269	6,274	9,058	16,501	85,405	11,022	1,098,770	71,008
Units withdrawn	(28,972)	(1,200)	(1,465,662)	(17,741)	(741)	(49)	(77,818)	(16,232)	(29,759)	(234,154)	(905,583)
Units transferred between Sub-Accounts and to/from the Fixed Account	19,460	43,053	(478,812)	(20,076)	35,535	13,508	(9,556)	6,325	(12,382)	(105,548)	(387,192)

Net increase (decrease)	241,156	49,307	(1,783,527)	11,452	41,068	22,517	(70,873)	75,498	(31,119)	759,068	(1,221,767)

2012 (Continued)	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	124,597	602,550	2,256,985	237,331	48,062	160,443	208,132	1,155,697	352,908	18,365	11,201
Units withdrawn	(24,590)	(2,622,428)	(2,831,983)	(75,587)	(288,552)	(34,109)	(2,154,369)	(181,692)	(156,084)	(229,184)	(4,456)
Units transferred between Sub-Accounts and to/from the Fixed Account	(54,121)	(662,056)	(640,690)	387,230	(31,162)	38,910	1,696,915	200,165	(31,715)	(48,688)	1,051

Net increase (decrease)	45,886	(2,681,934)	(1,215,688)	548,974	(271,652)	165,244	(249,322)	1,174,170	165,109	(259,507)	7,796

2012 (Continued)	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	138,701	279,609	2,114	2,203	2,619	224,433	2,727,525	74,477	372,088	127,108	181,696
Units withdrawn	(1,259,982)	(63,765)	(40,467)	(1,860)	(17,003)	(1,885,960)	(377,779)	(480,264)	(92,480)	(1,314,234)	(34,492)
Units transferred between Sub-Accounts and to/from the Fixed Account	(431,152)	(45,012)	(1,098,299)	(204,804)	(396,914)	1,312,101	600,781	(109,106)	(4,858)	(796,201)	(63,437)

Net increase (decrease)	(1,552,433)	170,832	(1,136,652)	(204,461)	(411,298)	(349,426)	2,950,527	(514,893)	274,750	(1,983,327)	83,767

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account	MML NASQAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	388,434	19,444,292	387,591	5,990	9,771	334,270	7,269	8,593	78,635	24,629	50,231
Units withdrawn	(2,239,000)	(3,441,709)	(2,438,754)	(10,343)	(2,017)	(93,655)	(67,513)	(3,021)	(777,652)	(14,974)	(14,920)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,394,893	578,396	9,917,360	(380,210)	(156,735)	345,117	(1,452,109)	(353,027)	(426,626)	(1,416)	66,757

Net increase (decrease)	(455,673)	16,580,979	7,866,197	(384,563)	(148,981)	585,732	(1,512,353)	(347,455)	(1,125,643)	8,239	102,068

2012 (Continued)	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	31,233	59,991	115,640	66,280	59,929	156,289	-	2,410	101,826	184,007	-
Units withdrawn	(244,329)	(7,601)	(1,103,353)	(20,836)	(33,424)	(13,522)	(986)	(243,605)	(21,723)	(1,941,717)	(38,117)
Units transferred between Sub-Accounts and to/from the Fixed Account	67,026	15,778	(1,155,198)	(14,274)	13,520	350,449	(3,923)	(4,330)	7,282	(699,272)	(14,932)

Net increase (decrease)	(146,070)	68,168	(2,142,911)	31,170	40,025	493,216	(4,909)	(245,525)	87,385	(2,456,982)	(53,049)

2012 (Continued)	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Units purchased	271,354	178,704	358,086	224,910	-	72	127,277	47,292	67,996	33,453	22,997
Units withdrawn	(54,249)	(1,556,377)	(152,100)	(2,339,368)	(3,015)	(388,682)	(29,978)	(317,417)	(7,733)	(334,560)	(491,226)
Units transferred between Sub-Accounts and to/from the Fixed Account	(56,851)	(705,680)	11,808	1,075,539	(6,680)	(2,790,664)	(26,682)	(186,952)	20,088	(17,963)	(128,506)

Net increase (decrease)	160,254	(2,083,353)	217,794	(1,038,919)	(9,695)	(3,179,274)	70,617	(457,077)	80,351	(319,070)	(596,735)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Non-Service)	(Non-Service)

Units purchased	63,111	138,000	195	623	129,941
Units withdrawn	(14,476)	(1,084,774)	(2,593)	(2,033)	(214,847)
Units transferred between Sub-Accounts and to/from the Fixed Account	33,127	(264,737)	(68,582)	(72,121)	40,290

Net increase (decrease)	81,762	(1,211,511)	(70,980)	(73,531)	(44,616)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

2011	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I . Dividend Growth Sub-Account	Invesco V.I . Dividend Growth Sub-Account	Invesco V.I . Global Health Care Sub-Account	Invesco V.I . Global Health Care Sub-Account	Invesco V.I . Technology Sub-Account	Invesco V.I . Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	272,285	578,596	108,343	22,232	92,420	17,863	38,000	22,878	41,700	78,519	653,038	12,287
Units withdrawn	(1,888,195)	(78,800)	(89,005)	(67,155)	(8,670)	(94,952)	(5,776)	(110,000)	(3,291)	(225,131)	(63,006)	(79,352)
Units transferred between Sub- Accounts and to/from the Fixed Account	(196,101)	139,092	27,674	(33,130)	(11,929)	(16,286)	12,873	(76,136)	2,481	(15,063)	107,260	(30,209)

Net increase (decrease)	(1,812,011)	638,888	47,012	(78,053)	71,821	(93,375)	45,097	(163,258)	40,890	(161,675)	697,292	(97,274)

2011 (Continued)	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Baring China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	11,908	135,665	4,026,427	44,991	232,198	31,830	146,798	121,597	125,163	38,614	62,149	3,213,978
Units withdrawn	(719)	(871,328)	(1,188,133)	(458,067)	(23,188)	(387,450)	(17,587)	(936,048)	(33,104)	(19,553)	(847,584)	(1,738,743)
Units transferred between Sub- Accounts and to/from the Fixed Account	11,584	172,550	34,391	82,621	(696)	(58,657)	25,989	(386,600)	(6,756)	22,459	1,524,080	1,569,624

Net increase (decrease)	22,773	(563,113)	2,872,685	(330,455)	208,314	(414,277)	155,200	(1,201,051)	85,303	41,520	738,645	3,044,859

2011 (Continued)	MML American Funds® Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML MFS Global Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)
Units purchased	5,637,801	22,341	33,586	55,356	636,470	176,290	504,580	78,970	251,952	145,165	74,935	8,403
Units withdrawn	(1,242,849)	(96,051)	(7,059)	(176,214)	(54,785)	(1,749,502)	(68,691)	(396,443)	(12,012)	(1,331,564)	(12,427)	(83,398)
Units transferred between Sub- Accounts and to/from the Fixed Account	(944,825)	(20,997)	(88)	(531)	119,647	23,440	123,715	(30,499)	12,105	421,755	(23,854)	(7,205)

Net increase (decrease)	3,450,127	(94,707)	26,439	(121,389)	701,332	(1,549,772)	559,604	(347,972)	252,045	(764,644)	38,654	(82,200)

2011 (Continued)	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML American Funds® Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Babson High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account
	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	105,340	8,632	1,296,152	93,064	50,220	496,425	3,544,206	193,759	36,738	191,474	213,140	924,571
Units withdrawn	(6,769)	(64,309)	(147,602)	(1,104,694)	(20,320)	(2,471,339)	(2,734,829)	(28,112)	(339,449)	(19,844)	(2,266,118)	(109,769)
Units transferred between Sub- Accounts and to/from the Fixed Account	7,765	(31,393)	178,240	(422,922)	(306,268)	453,632	(367,292)	226,182	(107,161)	220,969	(2,136,998)	104,415

Net increase (decrease)	106,336	(87,070)	1,326,790	(1,434,552)	(276,368)	(1,521,282)	442,085	391,829	(409,872)	392,599	(4,189,976)	919,217

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2011 (Continued)	MML American Funds® International Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account

		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	510,221	19,818	34,712	129,941	354,435	10,240	30,257	9,048	182,116	2,690,399	87,861	527,468
Units withdrawn	(123,576)	(257,205)	(2,480)	(1,205,832)	(47,379)	(145,897)	(9,597)	(43,903)	(2,111,272)	(188,927)	(550,602)	(51,239)
Units transferred between Sub-Accounts and to/from the Fixed Account	166,596	(29,875)	9,393	149,852	(43,853)	(54,603)	(3,849)	(40,218)	(701,458)	(90,175)	(135,695)	33,797

Net increase (decrease)	553,241	(267,262)	41,625	(926,039)	263,203	(190,260)	16,811	(75,073)	(2,630,614)	2,411,297	(598,436)	510,026

2011 (Continued)	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	132,851	253,858	288,718	18,835,556	580,991	17,752	47,498	348,709	22,492	63,853	82,709	54,433
Units withdrawn	(1,380,344)	(26,596)	(2,192,433)	(3,183,780)	(1,821,403)	(36,787)	(1,748)	(173,061)	(199,303)	(9,319)	(723,850)	(16,714)
Units transferred between Sub-Accounts and to/from the Fixed Account	(75,349)	22,416	(47,610)	(154,549)	1,854,512	73,876	14,649	387,402	(99,858)	1,194	301,097	31,385

Net increase (decrease)	(1,322,842)	249,678	(1,951,325)	15,497,227	614,100	54,841	60,399	563,050	(276,669)	55,728	(340,044)	69,104

2011 (Continued)	MML T. Rowe Price Small Company Value Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)
Units purchased	71,450	40,168	57,370	116,559	87,449	98,088	-	57	73,554	201,684	1	399,829
Units withdrawn	(8,030)	(287,494)	(7,724)	(992,140)	(24,749)	(23,345)	(3,678)	(257,562)	(21,783)	(2,085,812)	(54,709)	(37,970)
Units transferred between Sub-Accounts and to/from the Fixed Account	29,319	(82,398)	2,215	833,908	44,440	19,254	-	(134,534)	(19,116)	(495,770)	(13,222)	63,948

Net increase (decrease)	92,739	(329,724)	51,861	(41,673)	107,140	93,997	(3,678)	(392,039)	32,655	(2,379,898)	(67,930)	425,807

2011 (Continued)	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small-& Mid-Cap Growth Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	213,174	555,048	224,800	-	50	123,749	58,959	44,830	51,640	34,261	88,610	146,546
Units withdrawn	(1,678,333)	(128,822)	(2,335,996)	(416)	(470,697)	(18,046)	(328,456)	(2,877)	(519,453)	(948,328)	(10,378)	(1,074,914)
Units transferred between Sub-Accounts and to/from the Fixed Account	(36,506)	(13,995)	(923,248)	-	(179,358)	31,785	(139,580)	10,044	(110,952)	458,342	17,842	(773,460)

Net increase (decrease)	(1,501,665)	412,231	(3,034,444)	(416)	(650,005)	137,488	(409,077)	51,997	(578,765)	(455,725)	96,074	(1,701,828)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2011 (Continued)	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	928	2,013	299,487
Units withdrawn	(3,942)	(11,476)	(205,366)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,220)	1,536	13,278

Net increase (decrease)	(5,234)	(7,927)	107,399

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2012 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2012	17,406,780	$13.93 to $18.78	$295,726,935	1.31%	0.95% to 2.60%	13.42% to 15.31%
2011	19,495,926	12.28 to 16.29	288,716,116	0.99	0.95 to 2.60	(5.02) to (3.45)
2010	21,307,937	12.93 to 16.87	328,970,155	1.23	0.95 to 2.60	14.21 to 16.11
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43
2008	25,936,847	8.56 to 10.81	258,786,612	1.01	0.95 to 2.60	(43.99) to (43.06)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2012	3,207,664	13.72 to 16.73	51,704,431	1.23	1.15 to 3.10	12.59 to 14.81
2011	2,798,369	12.18 to 14.57	39,394,895	0.90	1.15 to 3.10	(5.75) to (3.89)
2010	2,159,481	12.93 to 15.16	31,796,260	1.17	1.15 to 3.10	5.11 to 15.59
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92
2008	745,572	8.63 to 9.79	7,060,203	2.36	1.15 to 2.65	(30.55) to (30.22)

ING Clarion Global Real Estate Sub-Account
2012	1,302,495	11.29 to 12.73	16,182,211	0.52	0.95 to 3.10	21.80 to 24.46
2011	1,239,556	9.27 to 10.23	12,425,609	3.46	0.95 to 3.10	(8.19) to (6.20)
2010	1,192,544	10.09 to 10.91	12,812,999	8.90	0.95 to 3.10	6.05 to 14.90
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16
2008	863,923	6.90 to 7.18	6,154,981	1.81	0.95 to 2.65	(34.04) to (29.29)

Invesco V.I. Diversified Dividend Sub-Account (Series I)[12]
2012	776,137	5.11 to 6.83	5,099,770	2.15	0.95 to 2.60	15.67 to 17.60
2011	523,132	4.42 to 5.81	2,948,506	0.21	0.95 to 2.60	(4.60) to (3.02)
2010	601,185	4.63 to 5.99	3,518,127	0.10	0.95 to 2.60	7.49 to 9.27
2009	755,347	4.31 to 5.48	4,062,640	3.59	0.95 to 2.60	24.15 to 26.22
2008	617,018	3.47 to 4.34	2,632,845	3.05	0.95 to 2.60	(60.49) to (59.83)

Invesco V.I. Diversified Dividend Sub-Account (Series II)[12]
2012	451,652	5.04 to 6.31	2,711,573	2.01	1.15 to 3.10	14.75 to 17.01
2011	333,745	4.39 to 5.39	1,713,429	0.15	1.15 to 3.10	(5.21) to (3.35)
2010	261,924	4.63 to 5.58	1,403,750	-	1.15 to 3.10	(5.76) to 8.84
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84
2008	57,346	3.50 to 4.07	226,088	7.15	1.15 to 2.65	(47.74) to (47.50)

Invesco V.I. Global Health Care Sub-Account (Series I)
2012	674,210	12.33 to 16.02	10,305,929	-	0.95 to 2.60	17.79 to 19.75
2011	724,495	10.47 to 13.38	9,293,422	-	0.95 to 2.60	1.29 to 2.97
2010	817,870	10.33 to 12.99	10,252,640	-	0.95 to 2.60	2.59 to 4.30
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47
2008	1,027,818	8.10 to 9.85	9,816,130	-	0.95 to 2.60	(30.45) to (29.30)

Invesco V.I. Global Health Care Sub-Account (Series II)
2012	207,733	12.14 to 15.31	2,983,215	-	1.15 to 3.10	16.91 to 19.22
2011	149,132	10.38 to 12.84	1,819,403	-	1.15 to 3.10	0.56 to 2.54
2010	104,035	10.33 to 12.52	1,257,438	-	1.15 to 3.10	0.35 to 3.80
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94
2008	32,318	8.16 to 9.58	297,723	-	1.15 to 2.65	(24.59) to (24.24)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2012	720,292	$10.85 to $12.59	$6,889,703	-%	0.95% to 2.60%	8.42% to 10.22%
2011	730,777	10.01 to 11.42	6,441,250	0.18	0.95 to 2.60	(7.49) to (5.95)
2010	894,035	10.82 to 12.15	8,374,944	-	0.95 to 2.60	18.19 to 20.16
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91
2008	849,743	5.97 to 6.48	4,138,682	-	0.95 to 2.60	(45.93) to (45.03)

Invesco V.I. Technology Sub-Account (Series II)
2012	147,145	10.68 to 15.26	2,006,873	-	1.15 to 3.10	7.64 to 9.76
2011	128,086	9.92 to 13.90	1,545,311	0.09	1.15 to 3.10	(8.20) to (6.40)
2010	87,196	10.81 to 14.85	1,126,117	-	1.15 to 3.10	10.80 to 19.65
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35
2008	9,427	6.01 to 7.99	65,850	-	1.15 to 2.65	(33.46) to (33.14)

Ivy Asset Strategy
2012[14]	13,539	10.45 to 10.49	141,873	-	1.15 to 3.10	4.52 to 4.86

MML Aggressive Allocation Sub-Account (Initial Class)
2012	3,011,798	10.69 to 11.60	34,331,227	0.79	0.95 to 2.60	12.76 to 14.64
2011	3,238,254	9.48 to 10.12	32,302,257	1.10	0.95 to 2.60	(4.37) to (2.78)
2010	3,399,929	9.91 to 10.41	35,010,960	1.10	0.95 to 2.60	13.07 to 14.95
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78
2008	3,319,438	6.71 to 6.82	22,566,626	-	0.95 to 2.60	(32.87) to (31.82)

MML Aggressive Allocation Sub-Account (Service Class)
2012	3,056,568	10.43 to 11.35	34,458,467	0.59	1.15 to 3.10	11.82 to 14.03
2011	2,912,079	9.32 to 9.95	28,799,109	0.99	1.15 to 3.10	(5.01) to (3.15)
2010	2,214,787	9.81 to 10.28	22,663,520	1.03	1.15 to 3.10	4.75 to 14.51
2009	1,681,461	8.73 to 8.97	15,057,532	0.26	1.15 to 2.65	30.10 to 32.07
2008	572,174	6.71 to 6.79	3,883,366	-	1.15 to 2.65	(29.77) to (29.44)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2012[8]	-	-	-	2.07	0.95 to 2.60	7.99 to 8.57
2011	690,481	10.05 to 12.41	8,223,620	1.34	0.95 to 2.60	(0.05) to 1.60
2010	787,755	10.06 to 12.21	9,234,846	1.49	0.95 to 2.60	11.27 to 13.12
2009	902,928	9.04 to 10.79	9,374,365	-	0.95 to 2.60	20.88 to 22.89
2008	1,038,617	7.48 to 8.78	8,779,691	1.85	0.95 to 2.60	(38.90) to (37.89)

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2012[8]	-	-	-	1.93	1.15 to 3.10	7.73 to 8.41
2011	60,791	9.96 to 12.01	696,553	1.33	1.15 to 3.10	(0.80) to 1.15
2010	38,018	10.04 to 11.88	431,941	1.51	1.15 to 3.10	2.91 to 12.62
2009	27,194	9.08 to 10.55	274,664	-	1.15 to 2.65	20.53 to 22.36
2008	12,002	7.53 to 8.62	100,012	2.70	1.15 to 2.65	(28.50) to (28.16)

MML Balanced Allocation Sub-Account (Initial Class)
2012	11,205,798	11.06 to 12.00	132,420,466	1.79	0.95 to 2.60	9.51 to 11.33
2011	10,734,311	10.10 to 10.78	114,225,528	2.50	0.95 to 2.60	(0.88) to 0.77
2010	11,297,424	10.19 to 10.69	119,669,411	1.42	0.95 to 2.60	9.84 to 11.67
2009	12,100,804	9.27 to 9.58	115,103,685	0.64	0.95 to 2.60	20.33 to 22.34
2008	11,075,892	7.71 to 7.83	86,407,956	-	0.95 to 2.60	(22.93) to (21.72)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2012	26,831,944	$10.81 to $11.76	$312,296,978	1.59%	1.15% to 3.10%	8.69% to 10.83%
2011	23,696,375	9.94 to 10.61	249,534,969	2.39	1.15 to 3.10	(1.55) to 0.38
2010	20,823,690	10.10 to 10.57	219,091,450	1.30	1.15 to 3.10	3.62 to 11.21
2009	17,019,622	9.25 to 9.51	161,261,065	0.69	1.15 to 2.65	19.88 to 21.69
2008	6,309,736	7.71 to 7.81	49,231,624	-	1.15 to 2.65	(20.43) to (20.06)

MML Blend Sub-Account (Initial Class)
2012	4,317,094	12.75 to 16.19	63,246,799	2.17	0.95 to 2.60	9.75 to 11.58
2011	3,355,716	11.62 to 14.51	44,001,527	2.06	0.95 to 2.60	2.10 to 3.79
2010	3,686,171	11.38 to 13.98	46,990,156	2.12	0.95 to 2.60	9.62 to 11.44
2009	3,986,125	10.38 to 12.54	45,828,920	2.66	0.95 to 2.60	17.46 to 19.41
2008	4,181,157	8.84 to 10.50	40,282,036	3.04	0.95 to 2.60	(24.72) to (23.46)

MML Blend Sub-Account (Service Class)
2012	1,545,756	12.56 to 14.98	22,114,127	2.00	1.15 to 3.10	8.93 to 11.08
2011	953,110	11.53 to 13.48	12,331,626	1.92	1.15 to 3.10	1.34 to 3.33
2010	744,796	11.38 to 13.05	9,397,639	1.97	1.15 to 3.10	3.08 to 10.94
2009	483,934	10.44 to 11.76	5,533,784	2.56	1.15 to 2.65	17.11 to 18.88
2008	164,516	8.91 to 9.89	1,593,522	2.31	1.15 to 2.65	(18.11) to (17.73)

MML Blue Chip Growth Sub-Account (Initial Class)
2012	2,805,201	12.33 to 15.72	43,183,423	0.09	0.95 to 2.60	15.27 to 17.19
2011	2,798,174	10.70 to 13.42	36,898,036	0.04	0.95 to 2.60	(1.23) to 0.41
2010	3,212,451	10.83 to 13.36	42,274,567	0.08	0.95 to 2.60	13.19 to 15.07
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04
2008	3,277,940	6.90 to 8.23	26,610,971	-	0.95 to 2.60	(43.94) to (43.01)

MML Blue Chip Growth Sub-Account (Service Class)
2012	1,037,043	12.14 to 15.23	14,894,218	-	1.15 to 3.10	14.38 to 16.64
2011	766,782	10.61 to 13.06	9,476,139	-	1.15 to 3.10	(2.01) to (0.08)
2010	611,582	10.83 to 13.07	7,627,942	-	1.15 to 3.10	5.69 to 14.59
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31
2008	226,792	6.96 to 8.13	1,752,395	-	1.15 to 2.65	(33.13) to (32.82)

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2012[8]	-	-	-	2.47	0.95 to 2.60	5.12 to 5.68
2011	6,289,066	9.91 to 13.63	79,771,977	2.01	0.95 to 2.60	(0.92) to 0.72
2010	7,490,117	10.01 to 13.53	94,937,959	2.47	0.95 to 2.60	9.72 to 11.55
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91
2008	9,350,547	8.00 to 10.47	92,442,257	0.08	0.95 to 2.60	(32.11) to (30.98)

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2012[8]	-	-	-	2.29	1.15 to 3.10	4.82 to 5.48
2011	804,129	9.84 to 11.52	8,930,237	1.88	1.15 to 3.10	(1.60) to 0.33
2010	718,826	10.00 to 11.48	7,996,491	2.49	1.15 to 3.10	5.05 to 11.09
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23
2008	193,981	8.07 to 8.97	1,680,869	-	1.15 to 2.65	(22.24) to (21.87)

MML China Sub-Account
2012	243,018	12.60 to 13.61	3,282,092	-	1.15 to 3.10	21.42 to 23.82
2011	255,300	10.38 to 10.99	2,790,513	-	1.15 to 3.10	(21.59) to (20.04)
2010	213,780	13.24 to 13.75	2,927,191	0.60	1.15 to 3.10	3.23 to 5.19
2009	141,866	13.06 to 13.32	1,886,002	-	1.15 to 2.65	65.66 to 68.16
2008	27,269	7.88 to 7.92	215,870	0.30	1.15 to 2.65	(21.18) to (20.81)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Conservative Allocation Sub-Account (Initial Class)
2012	10,131,983	$11.33 to $12.29	$122,720,414	1.90%	0.95% to 2.60%	8.54% to 10.35%
2011	9,171,714	10.44 to 11.14	101,065,583	2.87	0.95 to 2.60	(0.06) to 1.60
2010	8,433,069	10.45 to 10.96	91,683,248	1.48	0.95 to 2.60	9.04 to 10.85
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00
2008	6,211,453	8.12 to 8.24	51,048,049	-	0.95 to 2.60	(18.84) to (17.57)

MML Conservative Allocation Sub-Account (Service Class)
2012	24,887,854	11.05 to 12.03	295,572,709	1.75	1.15 to 3.10	7.75 to 9.87
2011	21,317,023	10.25 to 10.94	231,276,991	2.72	1.15 to 3.10	(0.83) to 1.12
2010	18,272,164	10.34 to 10.82	196,488,210	1.37	1.15 to 3.10	3.30 to 10.32
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53
2008	4,682,785	8.10 to 8.21	38,374,763	-	1.15 to 2.65	(17.03) to (16.64)

MML Core Allocation Sub-Account
2012	37,237,588	10.54 to 11.38	419,693,886	1.53	1.15 to 3.10	8.28 to 10.42
2011	34,592,331	9.74 to 10.31	354,087,519	1.50	1.15 to 3.10	(3.20) to (1.30)
2010	31,142,204	10.06 to 10.45	323,820,265	1.38	1.15 to 3.10	2.24 to 7.92
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10
2008	8,623,743	7.83 to 7.86	67,775,784	-	1.15 to 2.65	(21.73) to (21.36)

MML Emerging Growth Sub-Account (Initial Class)
2012[8]	-	-	-	-	0.95 to 2.60	6.06 to 6.63
2011	644,221	8.39 to 10.45	6,125,625	-	0.95 to 2.60	(8.94) to (7.43)
2010	738,928	9.21 to 11.29	7,621,637	-	0.95 to 2.60	22.08 to 24.11
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09
2008	731,482	6.90 to 8.19	5,502,423	-	0.95 to 2.60	(43.42) to (42.48)

MML Emerging Growth Sub-Account (Service Class)
2012[8]	-	-	-	-	1.15 to 3.10	5.80 to 6.47
2011	109,230	8.32 to 11.32	1,148,016	-	1.15 to 3.10	(9.62) to (7.84)
2010	82,791	9.20 to 12.28	952,676	-	1.15 to 3.10	8.77 to 23.55
2009	44,909	7.59 to 9.94	425,532	-	1.15 to 2.65	8.95 to 10.60
2008	14,572	6.96 to 8.99	116,586	-	1.15 to 2.65	(31.50) to (31.18)

MML Equity Sub-Account (Initial Class)
2012	1,987,760	10.90 to 13.86	24,026,996	1.94	0.95 to 2.60	13.06 to 14.95
2011	2,182,265	9.64 to 12.06	23,062,270	1.55	0.95 to 2.60	(6.22) to (4.67)
2010	2,303,654	10.28 to 12.65	25,579,853	1.82	0.95 to 2.60	11.82 to 13.68
2009	2,502,424	9.19 to 11.12	24,564,657	2.70	0.95 to 2.60	27.36 to 29.48
2008	2,617,984	7.22 to 8.59	19,853,013	-	0.95 to 2.60	(43.09) to (42.14)

MML Equity Sub-Account (Service Class)
2012	2,105,350	10.73 to 12.78	26,072,701	1.82	1.15 to 3.10	12.22 to 14.43
2011	1,698,716	9.56 to 11.16	18,493,513	1.56	1.15 to 3.10	(6.92) to (5.09)
2010	997,384	10.27 to 11.76	11,469,662	1.90	1.15 to 3.10	3.59 to 13.17
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90
2008	236,715	7.28 to 8.06	1,865,905	-	1.15 to 2.65	(32.00) to (31.68)

MML Equity Income Sub-Account (Initial Class)
2012	16,354,064	11.90 to 15.11	229,600,031	2.08	0.95 to 2.60	14.30 to 16.21
2011	18,960,477	10.41 to 13.00	229,796,001	1.64	0.95 to 2.60	(3.34) to (1.73)
2010	20,510,249	10.77 to 13.23	254,106,501	1.54	0.95 to 2.60	12.00 to 13.86
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01
2008	23,235,394	7.88 to 9.37	205,312,190	-	0.95 to 2.60	(37.46) to (36.41)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Income Sub-Account (Service Class)
2012	2,901,070	$11.72 to $13.98	$39,414,680	1.95%	1.15% to 3.10%	13.48% to 15.72%
2011	2,621,539	10.33 to 12.08	30,894,898	1.55	1.15 to 3.10	(3.99) to (2.10)
2010	2,061,935	10.76 to 12.34	24,909,835	1.47	1.15 to 3.10	0.85 to 13.39
2009	1,564,518	9.66 to 10.88	16,626,871	2.66	1.15 to 2.65	21.47 to 23.31
2008	724,818	7.95 to 8.83	6,234,584	-	1.15 to 2.65	(28.80) to (28.47)

MML Equity Index Sub-Account (Class I)
2012	5,403,301	11.32 to 14.24	62,182,405	1.53	0.95 to 2.60	12.51 to 14.38
2011	5,784,434	10.06 to 12.45	58,648,895	1.59	0.95 to 2.60	(0.89) to 0.75
2010	6,132,406	10.15 to 12.36	62,245,662	1.58	0.95 to 2.60	11.58 to 13.43
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96
2008	4,061,967	7.40 to 8.72	30,123,931	-	0.95 to 2.60	(38.88) to (37.86)

MML Equity Index Sub-Account (Service Class I)
2012	775,190	11.14 to 13.64	10,229,251	1.61	1.15 to 3.10	11.69 to 13.89
2011	534,034	9.98 to 11.98	6,232,304	1.88	1.15 to 3.10	(1.62) to 0.31
2010	281,989	10.14 to 11.94	3,283,455	1.68	1.15 to 3.10	3.41 to 12.92
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39
2008	49,517	7.46 to 8.50	408,045	-	1.15 to 2.65	(28.86) to (28.52)

MML Focused Equity Sub-Account
2012[13]	49,307	10.19 to 10.34	509,252	1.07	0.95 to 3.10	1.92 to 3.39

MML Foreign Sub-Account (Initial Class)
2012	15,144,640	11.68 to 14.54	207,295,093	2.19	0.95 to 2.60	16.00 to 17.94
2011	16,928,167	10.07 to 12.33	197,252,278	1.84	0.95 to 2.60	(12.21) to (10.75)
2010	17,692,811	11.47 to 13.81	231,879,872	1.66	0.95 to 2.60	2.01 to 3.71
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05
2008	18,915,363	8.93 to 10.40	187,914,421	0.04	0.95 to 2.60	(42.59) to (41.63)

MML Foreign Sub-Account (Service Class)
2012	503,548	11.50 to 13.91	6,757,665	1.98	1.15 to 3.10	15.11 to 17.38
2011	492,096	9.99 to 11.85	5,616,118	1.76	1.15 to 3.10	(12.87) to (11.15)
2010	453,442	11.47 to 13.33	5,858,542	1.54	1.15 to 3.10	3.34 to 4.05
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54
2008	163,548	8.99 to 10.12	1,603,571	-	1.15 to 2.65	(26.35) to (26.00)

MML Fundamental Growth Sub-Account
2012[13]	41,068	9.54 to 9.68	397,161	1.33	0.95 to 3.10	(4.56) to (3.19)

MML Fundamental Value Sub-Account
2012[13]	22,517	10.10 to 10.25	230,294	0.65	0.95 to 3.10	1.03 to 2.49

MML Global Sub-Account (Class I)
2012	522,661	9.60 to 11.32	5,999,054	1.00	0.95 to 2.60	20.51 to 22.52
2011	593,534	7.96 to 9.24	5,558,265	0.92	0.95 to 2.60	(6.69) to (5.14)
2010	675,734	8.54 to 9.74	6,672,436	0.60	0.95 to 2.60	9.75 to 11.57
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81
2008	822,913	6.04 to 6.67	5,586,976	-	0.95 to 2.60	(45.15) to (44.24)

MML Global Sub-Account (Service Class I)
2012	321,653	9.49 to 12.36	3,704,705	0.95	1.15 to 3.10	19.58 to 21.94
2011	246,155	7.93 to 10.13	2,329,571	1.06	1.15 to 3.10	(7.49) to (5.67)
2010	139,819	8.58 to 10.74	1,424,471	0.52	1.15 to 3.10	6.51 to 11.17
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26
2008	29,513	6.12 to 7.42	198,409	-	1.15 to 2.65	(31.85) to (31.53)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Global Sub-Account (Class II)
2012	364,723	$6.63 to $9.01	$3,298,269	1.02%	1.18% to 1.65%		21.76% to 22.33%
2011	395,842	5.42 to 7.40	2,961,168	0.95	1.18 to 1.65		(5.72) to (5.28)
2010	482,912	5.72 to 7.85	3,843,365	0.53	1.18 to 1.65	[6]	10.98 to 11.50
2009	546,125	5.13 to 7.07	3,912,529	0.76	1.18 to 1.65	[6]	29.80 to 30.42
2008	619,177	3.93 to 5.45	3,425,541	-	1.18 to 1.65	[6]	(44.20) to (43.94)

MML Growth Sub-Account
2012	5,543,162	10.87 to 11.74	64,643,217	0.20	1.15 to 3.10		13.82 to 16.06
2011	4,784,094	9.95 to 10.12	48,190,657	0.27	1.15 to 3.10		(7.64) to (5.82)
2010	3,457,304	10.34 to 10.74	37,052,099	0.20	1.15 to 3.10		7.11 to 16.81
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65		35.23 to 37.27
2008	894,237	6.67 to 6.70	5,985,439	-	1.15 to 2.65		(33.33) to (33.01)

MML Growth & Income Sub-Account (Initial Class)
2012	6,192,405	9.70 to 14.78	84,998,489	1.23	0.95 to 2.60		16.42 to 18.36
2011	7,414,172	8.33 to 12.49	86,270,822	1.07	0.95 to 2.60		(4.35) to (2.76)
2010	8,848,724	8.71 to 12.84	106,443,172	1.38	0.95 to 2.60		8.61 to 10.42
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60		24.38 to 26.45
2008	11,177,713	6.44 to 9.20	96,960,898	-	0.95 to 2.60		(41.64) to (40.67)

MML Growth & Income Sub-Account (Service Class)
2012	1,104,552	9.54 to 11.67	12,390,049	1.06	1.15 to 3.10		15.67 to 17.95
2011	1,058,666	8.25 to 9.89	10,086,318	0.81	1.15 to 3.10		(5.12) to (3.25)
2010	1,335,034	8.70 to 10.22	13,296,026	1.30	1.15 to 3.10		2.77 to 9.94
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65		24.02 to 25.89
2008	177,810	6.49 to 7.39	1,250,374	-	1.15 to 2.65		(29.64) to (29.31)

MML Growth Allocation Sub-Account (Initial Class)
2012	46,165,877	10.82 to 11.74	532,867,447	1.34	0.95 to 2.60		11.55 to 13.41
2011	48,847,811	9.70 to 10.35	498,767,098	1.79	0.95 to 2.60		(2.96) to (1.35)
2010	50,369,093	10.00 to 10.50	523,193,881	1.17	0.95 to 2.60		11.98 to 13.84
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60		26.28 to 28.38
2008	48,848,116	7.07 to 7.18	349,624,221	-	0.95 to 2.60		(29.28) to (28.18)

MML Growth Allocation Sub-Account (Service Class)
2012	72,289,378	10.58 to 11.51	827,154,465	1.12	1.15 to 3.10		10.78 to 12.97
2011	73,505,066	9.55 to 10.19	745,395,511	1.59	1.15 to 3.10		(3.66) to (1.76)
2010	73,062,981	9.91 to 10.38	755,190,572	1.04	1.15 to 3.10		4.42 to 13.23
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65		25.91 to 27.81
2008	25,762,735	7.08 to 7.17	184,439,428	-	1.15 to 2.65		(26.28) to (25.94)

MML High Yield Sub-Account
2012	1,085,391	12.13 to 12.85	13,801,448	6.69	0.95 to 3.10		12.97 to 15.43
2011	536,417	10.74 to 11.13	5,936,058	8.12	0.95 to 3.10		2.55 to 4.78
2010[5]	144,588	10.47 to 10.62	1,532,637	5.41	0.95 to 3.10		4.74 to 6.24

MML Income & Growth Sub-Account (Initial Class)
2012	2,167,378	10.53 to 13.62	28,645,774	1.07	0.95 to 2.60		9.08 to 10.90
2011	2,439,030	9.65 to 12.29	29,282,329	2.97	0.95 to 2.60		2.90 to 4.61
2010	2,848,902	9.38 to 11.74	32,905,206	3.82	0.95 to 2.60		8.83 to 10.64
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60		15.03 to 16.94
2008	3,684,119	7.50 to 9.08	33,135,692	-	0.95 to 2.60		(36.44) to (35.38)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account (Service Class)
2012	933,574	$10.38 to $12.56	$11,286,331	0.97%	1.15% to 3.10%	8.31% to 10.45%
2011	768,330	9.58 to 11.37	8,465,086	3.25	1.15 to 3.10	2.19 to 4.19
2010	375,731	9.38 to 10.91	3,951,503	3.96	1.15 to 3.10	0.32 to 10.20
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25
2008	69,345	7.56 to 8.52	576,721	-	1.15 to 2.65	(26.06) to (25.71)

MML Inflation-Protected and Income Sub-Account (Initial Class)
2012	18,712,193	12.38 to 15.38	263,095,519	3.17	0.95 to 2.60	4.14 to 5.88
2011	18,961,515	11.89 to 14.53	252,810,664	4.91	0.95 to 2.60	10.59 to 12.42
2010	23,151,491	10.75 to 12.92	275,358,279	3.17	0.95 to 2.60	3.83 to 5.55
2009	23,369,781	10.36 to 12.24	264,262,456	2.12	0.95 to 2.60	8.32 to 10.12
2008	22,428,025	9.56 to 11.12	231,483,141	5.88	0.95 to 2.60	(6.81) to (5.26)

MML Inflation-Protected and Income Sub-Account (Service Class)
2012	4,794,866	12.18 to 13.93	65,435,595	3.04	1.15 to 3.10	3.39 to 5.43
2011	3,620,696	11.78 to 13.21	47,025,550	4.75	1.15 to 3.10	9.71 to 11.86
2010	2,701,479	10.74 to 11.81	31,562,759	3.06	1.15 to 3.10	1.24 to 5.10
2009	1,890,824	10.41 to 11.24	21,063,878	2.36	1.15 to 2.65	7.97 to 9.60
2008	575,255	9.64 to 10.25	5,852,201	0.63	1.15 to 2.65	(8.88) to (8.46)

MML International Sub-Account
2012	3,569,633	9.85 to 10.64	37,758,692	1.34	1.15 to 3.10	13.79 to 16.04
2011	3,404,524	8.66 to 9.17	31,094,246	1.38	1.15 to 3.10	(16.97) to (15.33)
2010	2,851,283	10.43 to 10.83	30,810,775	0.84	1.15 to 3.10	5.60 to 6.38
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00
2008	867,576	7.24 to 7.27	6,304,084	-	1.15 to 2.65	(27.61) to (27.27)

MML Large Cap Growth Sub-Account (Initial Class)
2012	1,564,103	10.11 to 12.50	18,300,404	0.06	0.95 to 2.60	12.83 to 14.71
2011	1,823,610	8.96 to 10.90	18,763,121	0.22	0.95 to 2.60	(6.16) to (4.60)
2010	2,090,872	9.54 to 11.42	22,676,775	0.09	0.95 to 2.60	15.82 to 17.75
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51
2008	2,631,117	6.42 to 7.43	18,558,449	-	0.95 to 2.60	(42.35) to (41.39)

MML Large Cap Growth Sub-Account (Service Class)
2012	116,796	9.94 to 13.21	1,439,253	-	1.15 to 3.10	11.88 to 14.09
2011	109,000	8.88 to 11.58	1,176,635	0.13	1.15 to 3.10	(6.75) to (4.92)
2010	67,375	9.53 to 12.18	763,374	-	1.15 to 3.10	9.20 to 17.10
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93
2008	23,276	6.47 to 8.00	167,683	-	1.15 to 2.65	(28.29) to (27.95)

MML Large Cap Value Sub-Account (Initial Class)
2012	13,181,415	10.53 to 14.19	164,504,991	0.70	0.95 to 2.60	10.25 to 12.09
2011	14,733,848	9.55 to 12.66	164,761,302	0.89	0.95 to 2.60	(6.36) to (4.80)
2010	15,659,887	10.20 to 13.30	184,751,316	0.82	0.95 to 2.60	9.47 to 11.29
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60	27.28 to 29.40
2008	17,664,795	7.32 to 9.23	145,787,716	-	0.95 to 2.60	(40.85) to (39.87)

MML Large Cap Value Sub-Account (Service Class)
2012	1,865,934	10.37 to 12.62	22,660,764	0.52	1.15 to 3.10	9.43 to 11.59
2011	1,695,102	9.47 to 11.31	18,508,331	0.73	1.15 to 3.10	(7.06) to (5.23)
2010	1,431,899	10.19 to 11.93	16,519,401	0.70	1.15 to 3.10	3.14 to 10.79
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65	26.91 to 28.83
2008	591,454	7.38 to 8.36	4,753,818	-	1.15 to 2.65	(31.36) to (31.03)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Legg Mason Concentrated Growth Sub-Account (Class I)
2012[8]	-	$-	$-	1.23%	0.95% to 2.60%		9.85% to 10.47%
2011	1,136,652	8.11 to 10.11	11,060,454	0.60	0.95 to 2.60		(3.28) to (1.67)
2010	1,326,912	8.39 to 10.28	13,182,508	0.43	0.95 to 2.60		11.21 to 13.06
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60		38.92 to 41.23
2008	1,691,319	5.43 to 6.44	10,549,156	-	0.95 to 2.60		(60.91) to (60.26)

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2012[8]	-	-	-	1.71	1.15 to 3.10		9.61 to 10.31
2011	204,461	8.03 to 9.65	1,908,976	0.51	1.15 to 3.10		(4.03) to (2.14)
2010	187,650	8.37 to 9.86	1,788,574	0.41	1.15 to 3.10		5.80 to 12.53
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65		38.39 to 40.48
2008	73,912	5.47 to 6.24	443,005	-	1.15 to 2.65		(44.00) to (43.73)

MML Legg Mason Concentrated Growth Sub-Account (Class II)
2012[8]	-	-	-	2.24	1.18 to 1.65		10.27 to 10.44
2011	411,298	6.09 to 8.06	3,264,784	0.70	1.18 to 1.65		(2.39) to (1.93)
2010	486,371	6.21 to 8.26	3,948,420	0.54	1.18 to 1.65	[6]	12.34 to 12.87
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 1.65	[6]	40.48 to 41.14
2008	683,872	3.90 to 5.23	3,529,269	-	1.18 to 1.65	[6]	(60.48) to (60.29)

MML Managed Bond Sub-Account (Initial Class)
2012	15,410,206	12.68 to 16.54	228,561,315	2.85	0.95 to 2.60		3.05 to 4.77
2011	15,759,632	12.31 to 15.78	224,363,765	3.59	0.95 to 2.60		4.56 to 6.30
2010	18,390,246	11.77 to 14.85	247,254,674	3.75	0.95 to 2.60		4.22 to 5.95
2009	18,851,605	11.29 to 14.02	240,233,605	4.40	0.95 to 2.60		7.38 to 9.17
2008	18,054,059	10.52 to 12.84	212,038,822	4.71	0.95 to 2.60		(0.25) to 1.41

MML Managed Bond Sub-Account (Service Class)
2012	9,990,702	12.49 to 14.32	140,101,627	2.71	1.15 to 3.10		2.28 to 4.30
2011	7,040,175	12.21 to 13.73	94,975,383	3.62	1.15 to 3.10		3.79 to 5.82
2010	4,628,878	11.76 to 12.97	59,230,319	3.70	1.15 to 3.10		1.30 to 5.48
2009	2,382,512	11.35 to 12.30	28,940,096	4.50	1.15 to 2.65		7.06 to 8.68
2008	691,938	10.61 to 11.32	7,765,791	2.65	1.15 to 2.65		(1.15) to (0.69)

MML Mid Cap Growth Sub-Account (Initial Class)
2012	4,084,022	12.39 to 21.38	76,986,779	-	0.95 to 2.60		10.86 to 12.70
2011	4,598,915	11.18 to 18.97	77,589,734	-	0.95 to 2.60		(3.76) to (2.16)
2010	5,197,351	11.61 to 19.39	91,301,719	-	0.95 to 2.60		24.78 to 26.85
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60		41.63 to 43.98
2008	6,289,103	6.57 to 10.61	62,087,924	-	0.95 to 2.60		(41.74) to (40.77)

MML Mid Cap Growth Sub-Account (Service Class)
2012	2,190,642	12.13 to 13.50	29,147,615	-	1.15 to 3.10		10.00 to 12.17
2011	1,915,892	11.02 to 12.03	22,800,700	-	1.15 to 3.10		(4.56) to (2.68)
2010	1,405,866	11.55 to 12.36	17,242,657	-	1.15 to 3.10		9.58 to 26.38
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65		41.11 to 43.24
2008	543,782	6.60 to 6.83	3,694,909	-	1.15 to 2.65		(32.90) to (32.58)

MML Mid Cap Value Sub-Account (Initial Class)
2012	12,245,799	14.16 to 18.96	206,543,288	1.63	0.95 to 2.60		13.70 to 15.60
2011	14,229,126	12.45 to 16.40	208,457,298	2.00	0.95 to 2.60		(3.19) to (1.58)
2010	15,551,968	12.86 to 16.66	232,901,835	1.48	0.95 to 2.60		17.02 to 18.96
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60		26.97 to 29.08
2008	19,222,109	8.66 to 10.85	189,080,000	-	0.95 to 2.60		(26.45) to (25.22)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account (Service Class)
2012	1,012,000	$13.94 to $16.42	$16,238,751	1.50%	1.15% to 3.10%	12.81% to 15.03%
2011	928,233	12.36 to 14.27	12,971,856	1.98	1.15 to 3.10	(3.83) to (1.94)
2010	678,555	12.85 to 14.55	9,683,603	1.44	1.15 to 3.10	5.05 to 18.26
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71
2008	234,477	8.72 to 9.56	2,201,697	-	1.15 to 2.65	(25.00) to (24.64)

MML Moderate Allocation Sub-Account (Initial Class)
2012	31,579,198	11.05 to 11.98	372,518,830	1.48	0.95 to 2.60	10.26 to 12.10
2011	32,034,871	10.02 to 10.69	338,075,562	2.01	0.95 to 2.60	(1.59) to 0.05
2010	33,986,196	10.18 to 10.69	359,689,617	1.34	0.95 to 2.60	10.57 to 12.40
2009	33,577,672	9.21 to 9.51	317,149,004	0.61	0.95 to 2.60	22.67 to 24.71
2008	32,599,863	7.50 to 7.62	247,688,800	-	0.95 to 2.60	(24.95) to (23.78)

MML Moderate Allocation Sub-Account (Service Class)
2012	91,317,577	10.78 to 11.73	1,060,350,289	1.32	1.15 to 3.10	9.37 to 11.53
2011	74,736,598	9.86 to 10.52	780,265,203	1.94	1.15 to 3.10	(2.34) to (0.42)
2010	59,239,371	10.09 to 10.56	622,639,247	1.24	1.15 to 3.10	3.94 to 11.95
2009	42,862,242	9.18 to 9.44	403,189,698	0.65	1.15 to 2.65	22.19 to 24.04
2008	19,326,586	7.51 to 7.61	146,772,250	-	1.15 to 2.65	(22.33) to (21.96)

MML Money Market Sub-Account
2012	11,036,824	8.85 to 9.73	106,290,084	-	0.95 to 3.10	(3.06) to (0.95)
2011	3,170,627	9.13 to 9.82	30,897,202	-	0.95 to 3.10	(3.04) to (0.94)
2010	2,556,527	9.41 to 9.91	25,209,456	0.03	0.95 to 3.10	(2.03) to (0.94)
2009	2,759,798	9.70 to 10.01	27,514,180	0.05	0.95 to 2.65	(2.55) to (0.88)
2008	2,726,908	9.95 to 10.10	27,479,929	1.50	0.95 to 2.65	(0.32) to 0.96

MML NASDAQ-100® Sub-Account (Initial Class)
2012[8]	-	-	-	0.43	1.15 to 2.60	15.06 to 15.61
2011	384,563	12.54 to 15.89	3,557,275	0.27	1.15 to 2.60	0.49 to 1.95
2010	329,722	12.48 to 15.58	3,205,852	0.13	1.15 to 2.60	16.60 to 18.30
2009	297,498	10.70 to 13.17	2,498,246	-	1.15 to 2.60	49.85 to 52.04
2008	232,935	7.14 to 8.66	1,363,211	-	1.15 to 2.60	(43.30) to (42.47)

MML NASDAQ-100® Sub-Account (Service Class)
2012[8]	-	-	-	0.20	1.15 to 3.10	14.79 to 15.51
2011	148,981	12.44 to 15.75	2,209,409	0.14	1.15 to 3.10	(0.26) to 1.70
2010	88,582	12.47 to 15.49	1,303,895	0.02	1.15 to 3.10	6.99 to 18.01
2009	53,920	10.76 to 13.13	678,435	-	1.15 to 2.65	49.40 to 51.66
2008	22,113	7.20 to 8.65	189,385	-	1.15 to 2.65	(31.77) to (31.45)

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	0.95 to 2.60	(9.46) to (8.96)
2008	2,025,270	7.14 to 9.97	18,969,368	0.20	0.95 to 2.60	(41.15) to 40.17)

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	1.15 to 2.65	(9.52) to (9.06)
2008	46,813	7.20 to 8.38	365,701	0.56	1.15 to 2.65	(34.20) to (33.89)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Short-Duration Bond Sub-Account
2012	1,649,121	$10.05 to $10.65	$17,356,249	1.84%	0.95% to 3.10%	(0.38)% to 1.79%
2011	1,063,389	10.09 to 10.46	11,044,515	1.56	0.95 to 3.10	0.18 to 2.35
2010[5]	500,339	10.07 to 10.22	5,100,754	1.57	0.95 to 3.10	0.75 to 2.19

MML Small Cap Index Sub-Account (Initial Class)
2012[8]	-	-	-	0.91	0.95 to 2.60	6.86 to 7.43
2011	1,512,353	11.58 to 15.99	23,431,494	0.69	0.95 to 2.60	(2.03) to (0.40)
2010	1,789,022	11.82 to 16.05	27,902,439	0.58	0.95 to 2.60	22.39 to 24.42
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62
2008	2,192,914	7.94 to 10.44	22,388,622	-	0.95 to 2.60	(33.13) to (32.01)

MML Small Cap Index Sub-Account (Service Class)
2012[8]	-	-	-	0.64	1.15 to 3.10	6.59 to 7.27
2011	347,455	11.48 to 14.53	4,804,483	0.55	1.15 to 3.10	(2.79) to (0.88)
2010	291,727	11.81 to 14.66	4,096,719	0.43	1.15 to 3.10	4.75 to 23.93
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08
2008	122,689	8.00 to 9.61	1,116,438	-	1.15 to 2.65	(30.53) to (30.20)

MML Small Cap Growth Equity Sub-Account (Initial Class)
2012	8,656,411	12.80 to 18.13	139,227,232	-	0.95 to 2.60	10.49 to 12.34
2011	9,782,054	11.59 to 16.14	140,573,604	-	0.95 to 2.60	(7.66) to (6.13)
2010	10,122,098	12.55 to 17.19	155,583,290	-	0.95 to 2.60	19.13 to 21.11
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10
2008	12,830,293	7.81 to 10.35	119,380,559	-	0.95 to 2.60	(40.12) to (39.12)

MML Small Cap Growth Equity Sub-Account (Service Class)
2012	369,913	12.60 to 16.49	5,836,807	-	1.15 to 3.10	9.66 to 11.83
2011	361,674	11.49 to 14.75	5,119,783	-	1.15 to 3.10	(8.35) to (6.55)
2010	292,570	12.54 to 15.78	4,440,118	-	1.15 to 3.10	6.40 to 20.57
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49
2008	83,402	7.87 to 9.59	764,828	-	1.15 to 2.65	(30.44) to (30.11)

MML Small Company Value Sub-Account
2012	348,094	15.91 to 17.01	5,885,678	-	1.15 to 3.10	11.47 to 13.67
2011	246,026	14.28 to 14.97	3,662,574	-	1.15 to 3.10	(4.56) to (2.68)
2010	153,287	14.96 to 15.38	2,350,256	1.10	1.15 to 3.10	2.11 to 19.21
2009[4]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Small/Mid Cap Equity Sub-Account (Initial Class)
2012	2,048,072	11.58 to 15.40	31,069,642	-	0.95 to 2.60	15.34 to 17.26
2011	2,194,142	10.04 to 13.13	28,488,974	0.92	0.95 to 2.60	(4.68) to (3.10)
2010	2,523,866	10.53 to 13.55	33,929,818	0.75	0.95 to 2.60	20.21 to 22.21
2009	2,887,830	8.76 to 11.09	31,798,536	0.58	0.95 to 2.60	33.04 to 35.25
2008	1,203,661	6.58 to 8.20	10,058,000	-	0.95 to 2.60	(39.82) to (38.81)

MML Small/Mid Cap Equity Sub-Account (Service Class)
2012	337,377	11.38 to 14.33	4,544,763	-	1.15 to 3.10	14.47 to 16.73
2011	269,209	9.94 to 12.27	3,090,217	0.79	1.15 to 3.10	(5.39) to (3.53)
2010	217,348	10.51 to 12.72	2,605,512	0.56	1.15 to 3.10	4.63 to 21.67
2009	187,944	8.79 to 10.46	1,850,605	0.36	1.15 to 2.65	32.65 to 34.66
2008	42,842	6.63 to 7.77	309,829	-	1.15 to 2.65	(34.13) to (33.82)

MML Small/Mid Cap Value Sub-Account (Initial Class)
2012	10,739,221	12.15 to 19.71	155,142,178	0.71	0.95 to 2.60	16.00 to 17.93
2011	12,882,132	10.48 to 16.71	158,261,829	0.58	0.95 to 2.60	(9.87) to (8.37)
2010	12,923,805	11.62 to 18.24	174,922,884	0.61	0.95 to 2.60	23.59 to 25.64
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38
2008	17,446,395	6.76 to 10.27	133,616,330	-	0.95 to 2.60	(39.93) to (38.93)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small/Mid Cap Value Sub-Account (Service Class)
2012	632,734	$11.97 to $14.05	8,713,435	0.52%	1.15% to 3.10%	15.15% to 17.42%
2011	601,564	10.39 to 11.96	7,068,316	0.43	1.15 to 3.10	(10.52) to (8.76)
2010	494,424	11.61 to 13.11	6,385,051	0.49	1.15 to 3.10	2.02 to 25.00
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69
2008	200,475	6.82 to 7.46	1,469,806	-	1.15 to 2.65	(35.17) to (34.87)

MML Strategic Emerging Markets Sub-Account
2012	637,774	11.50 to 12.42	7,885,001	0.17	1.15 to 3.10	12.36 to 14.58
2011	597,749	10.24 to 10.84	6,454,925	0.02	1.15 to 3.10	(24.81) to (23.33)
2010	503,752	13.61 to 14.14	7,106,111	0.10	1.15 to 3.10	11.46 to 15.42
2009	274,510	12.01 to 12.25	3,357,975	0.39	1.15 to 2.65	74.50 to 77.13
2008	82,505	6.88 to 6.91	569,999	0.10	1.15 to 2.65	(31.18) to (30.85)

MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24
2008	690,900	5.59 to 6.21	4,096,887	-	0.95 to 2.60	(44.19) to (43.26)

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08
2008	53,022	5.64 to 6.67	337,307	-	1.15 to 2.65	(33.64) to (33.32)

MML Total Return Sub-Account
2012[13]	493,216	10.29 to 10.44	5,135,023	1.41	0.95 to 3.10	2.89 to 4.38

Oppenheimer Balanced Sub-Account (Service)
2012	10,832	8.86 to 10.54	111,303	1.11	1.15 to 2.65	9.17 to 10.82
2011	15,741	8.12 to 9.51	146,613	1.99	1.15 to 2.65	(2.24) to (0.76)
2010	19,419	8.30 to 9.58	183,284	1.62	1.15 to 2.65	9.73 to 11.39
2009	46,206	7.57 to 8.60	391,167	-	1.15 to 2.65	18.42 to 20.21
2008	116,016	6.39 to 7.16	798,255	-	1.15 to 2.65	(37.47) to (37.17)

Oppenheimer Balanced Sub-Account (Non-Service)
2012	1,276,537	8.89 to 11.98	14,511,233	1.39	0.95 to 2.60	9.45 to 11.28
2011	1,522,062	8.12 to 10.76	15,570,118	2.45	0.95 to 2.60	(1.86) to (0.23)
2010	1,914,101	8.28 to 10.79	19,693,048	1.49	0.95 to 2.60	10.02 to 11.85
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60	18.77 to 20.74
2008	3,545,206	6.34 to 7.99	26,997,954	2.95	0.95 to 2.60	(44.93) to (44.01)

Oppenheimer Capital Appreciation Sub-Account (Service)
2012	496,365	10.15 to 12.60	5,913,426	0.39	1.15 to 3.10	10.33 to 12.50
2011	408,980	9.20 to 11.20	4,351,356	0.11	1.15 to 3.10	(4.38) to (2.50)
2010	376,325	9.63 to 11.49	4,125,258	-	1.15 to 3.10	3.53 to 7.90
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50
2008	133,311	6.47 to 7.47	946,430	-	1.15 to 2.65	(35.89) to (935.58)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2012	19,273,489	$10.32 to $12.86	$238,081,589	0.65%	0.95% to 2.60%		11.18% to 13.04%
2011	21,730,471	9.28 to 11.38	238,226,629	0.37	0.95 to 2.60		(3.68) to (2.08)
2010	24,110,369	9.63 to 11.62	270,749,053	0.17	0.95 to 2.60		6.61 to 8.38
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60		40.81 to 43.15
2008	29,848,995	6.42 to 7.49	217,268,730	0.14	0.95 to 2.60		(46.92) to (46.03)

Oppenheimer Core Bond Sub-Account
2012	347,257	13.37	4,641,376	4.87	1.40		8.75
2011	400,306	12.29	4,919,717	6.14	1.40		6.77
2010	468,236	11.51	5,389,907	1.89	1.40	[7]	9.87
2009	554,225	10.48	5,806,801	-	1.40	[7]	8.09
2008	732,175	9.69	7,097,148	4.84	1.40	[7]	(39.90)

Oppenheimer Global Securities Sub-Account (Service)
2012	1,484,884	13.50 to 17.16	24,176,443	1.89	1.15 to 3.10		17.25 to 19.56
2011	1,324,630	11.52 to 14.35	18,050,478	0.93	1.15 to 3.10		(11.32) to (9.57)
2010	898,823	12.99 to 15.87	13,625,384	1.00	1.15 to 3.10		6.70 to 14.38
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65		35.71 to 37.76
2008	335,748	8.52 to 10.07	3,207,065	-	1.15 to 2.65		(29.04) to (28.71)

Oppenheimer Global Securities Sub-Account (Non-Service)
2012	14,230,635	13.72 to 18.65	246,015,326	2.13	0.95 to 2.60		18.15 to 20.12
2011	16,313,988	11.61 to 15.53	235,697,514	1.30	0.95 to 2.60		(10.64) to (9.16)
2010	17,815,653	13.00 to 17.10	285,007,462	1.43	0.95 to 2.60		12.99 to 14.87
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60		36.18 to 38.45
2008	22,273,174	8.45 to 10.75	225,723,673	1.56	0.95 to 2.60		(41.73) to (40.75)

Oppenheimer Global Strategic Income Sub-Account (Service)
2012	4,046,601	13.60 to 15.50	61,742,403	5.58	1.15 to 3.10		9.69 to 11.85
2011	3,828,807	12.40 to 13.85	52,354,122	2.64	1.15 to 3.10		(2.42) to (0.50)
2010	3,416,576	12.71 to 13.92	47,085,358	7.37	1.15 to 3.10		6.38 to 13.46
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65		15.31 to 17.05
2008	1,102,392	9.89 to 10.48	11,477,998	-	1.15 to 2.65		(15.15) to (14.75)

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2012	19,958,314	13.84 to 19.62	328,226,106	6.02	0.95 to 2.60		10.61 to 12.46
2011	20,997,233	12.51 to 17.45	307,689,482	3.30	0.95 to 2.60		(1.73) to (0.10)
2010	24,031,677	12.73 to 17.46	354,218,942	8.63	0.95 to 2.60		12.02 to 13.88
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60		15.78 to 17.71
2008	27,427,324	9.82 to 13.03	306,786,196	5.16	0.95 to 2.60		(16.41) to (15.02)

Oppenheimer High Income Sub-Account (Service)
2012[11]	-	-	-	14.29	1.15 to 2.65		10.17 to 11.54
2011	9,695	2.97 to 3.28	31,086	8.85	1.15 to 2.65		(5.10) to (3.67)
2010	10,111	3.13 to 3.40	33,816	11.30	1.15 to 2.65		11.45 to 13.13
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65		22.66 to 24.51
2008	95,173	2.29 to 2.41	229,250	-	1.15 to 2.65		(76.15) to (76.04)

Oppenheimer High Income Sub-Account (Non-Service)
2012[11]	-	-	-	16.42	0.95 to 2.60		10.46 to 11.97
2011	3,179,274	2.93 to 3.99	12,047,843	9.58	0.95 to 2.60		(4.84) to (3.26)
2010	3,829,279	3.08 to 4.13	15,030,302	6.70	0.95 to 2.60		11.87 to 13.73
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60		22.10 to 24.13
2008	5,585,067	2.26 to 2.92	15,502,975	7.89	0.95 to 2.60		(79.22) to (78.87)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer International Growth Sub-Account (Service)
2012	841,081	$15.18 to $19.34	$15,509,860	1.14%	1.15% to 3.10%		17.96% to 20.29%
2011	770,464	12.87 to 16.08	11,897,861	0.67	1.15 to 3.10		(10.43) to (8.67)
2010	632,976	14.37 to 17.60	10,731,499	0.88	1.15 to 3.10		9.23 to 13.31
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65		35.42 to 37.47
2008	215,764	9.54 to 11.30	2,353,326	-	1.15 to 2.65		(29.96) to (29.63)

Oppenheimer International Growth Sub-Account (Non-Service)
2012	2,629,647	15.47 to 19.67	49,987,835	1.45	0.95 to 2.60		19.08 to 21.06
2011	3,086,724	12.99 to 16.25	48,807,635	1.01	0.95 to 2.60		(9.54) to (8.04)
2010	3,495,801	14.36 to 17.67	60,521,504	1.26	0.95 to 2.60		11.81 to 13.67
2009	3,850,791	12.84 to 15.54	58,860,135	1.50	0.95 to 2.60		35.67 to 37.93
2008	4,106,872	9.47 to 11.27	45,674,136	1.04	0.95 to 2.60		(44.11) to (43.18)

Oppenheimer Main Street Sub-Account (Service)
2012	214,866	11.12 to 13.70	2,805,381	0.63	1.15 to 3.10		13.04 to 15.27
2011	134,515	9.84 to 11.88	1,526,335	0.48	1.15 to 3.10		(3.35) to (1.45)
2010	82,518	10.18 to 12.06	962,997	0.74	1.15 to 3.10		5.84 to 14.50
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65		24.65 to 26.53
2008	13,723	7.26 to 8.32	111,848	-	1.15 to 2.65		(28.75) to (28.41)

Oppenheimer Main Street Sub-Account (Non-Service)
2012	2,759,857	11.30 to 14.09	36,080,990	0.95	0.95 to 2.60		13.87 to 15.76
2011	3,078,927	9.92 to 12.17	35,062,322	0.88	0.95 to 2.60		(2.58) to (0.96)
2010	3,657,692	10.19 to 12.29	42,187,225	1.12	0.95 to 2.60		13.13 to 15.01
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60		24.99 to 27.07
2008	4,726,189	7.20 to 8.41	37,421,725	1.58	0.95 to 2.60		(40.05) to (39.05)

Oppenheimer Money Sub-Account
2012	1,833,934	9.31 to 10.83	20,050,559	0.01	0.95 to 2.60		(2.56) to (0.94)
2011	2,430,669	9.56 to 10.93	26,861,799	0.01	0.95 to 2.60		(2.55) to (0.93)
2010	2,886,394	9.81 to 11.03	32,256,986	0.03	0.95 to 2.60		(2.54) to (0.92)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60		(2.25) to (0.63)
2008	6,885,266	10.30 to 11.21	78,403,059	2.71	0.95 to 2.60		0.14 to 1.81

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Service)
2012	324,959	10.99 to 13.51	4,223,062	-	1.15 to 3.10		12.61 to 14.83
2011	243,197	9.76 to 11.77	2,750,759	-	1.15 to 3.10		(2.24)% to (0.31)
2010	147,123	9.98 to 11.80	1,689,840	-	1.15 to 3.10		12.44 to 25.71
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65		28.80 to 30.75
2008	31,958	6.28 to 7.18	225,832	-	1.15 to 2.65		(40.07) to (39.79)

Oppenheimer Small- & Mid-Cap Growth Sub-Account (Non-Service)
2012	11,813,340	11.16 to 13.60	152,596,136	-	0.95 to 2.60		13.45 to 15.34
2011	13,024,851	9.84 to 11.79	146,649,684	-	0.95 to 2.60		(1.49) to 0.14
2010	14,726,679	9.99 to 11.78	166,318,155	-	0.95 to 2.60		24.20 to 26.26
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60		29.20 to 31.35
2008	18,778,765	6.22 to 7.10	129,119,208	-	0.95 to 2.60		(50.38) to (49.55)

Panorama Growth Sub-Account
2012[10]	-	-	-	1.25	1.18 to 1.65		13.75 to 13.92
2011	70,980	8.87 to 8.97	811,324	0.78	1.18 to 1.65		(1.39) to (0.93)
2010	76,214	9.00 to 9.05	881,501	1.13	1.18 to 1.65	[6]	13.62 to 14.16
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 1.65	[6]	27.07 to 27.67
2008	79,642	6.21 to 6.23	648,287	1.75	1.18 to 1.65	[6]	(39.43) to (39.14)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Panorama Total Return Sub-Account
2012[9]	-	$-	$-	2.51%	1.18% to 1.65%		5.65% to 5.81%
2011	73,531	9.13 to 9.43	816,467	2.86	1.18 to 1.65		(1.40) to (0.94)
2010	81,458	9.22 to 9.57	931,654	1.71	1.18 to 1.65	[6]	14.79 to 15.33
2009	88,187	7.99 to 8.33	892,075	-	1.18 to 1.65	[6]	17.82 to 18.38
2008	116,954	6.75 to 7.07	1,017,092	3.52	1.18 to 1.65	[6]	(39.66) to (39.37)

PIMCO CommodityRealReturn® Strategy Sub-Account
2012	2,089,583	9.34 to 10.53	21,573,828	2.40	0.95 to 3.10		1.91 to 4.13
2011	2,134,199	9.16 to 10.12	21,231,648	13.89	0.95 to 3.10		(10.36) to (8.42)
2010	2,026,800	10.22 to 11.05	22,129,092	15.13	0.95 to 3.10		21.10 to 23.07
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65		37.91 to 40.28
2008	1,556,862	6.14 to 6.40	9,896,831	5.72	0.95 to 2.65		(45.11) to (44.39)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

[5]	For the period May 3, 2010 (commencement of operations) through December 31, 2010.

[6]

During 2011, the high end of the expense ratio for prior years was corrected to 1.65% from 2.00%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[7]

During 2011, the high end of the expense ratio for prior years was corrected to 1.40% from 1.55%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[8]	Effective April 27, 2012, this fund has closed and is no longer available.

[9]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Total Return Sub-Account Portfolio merged into Oppenheimer Balanced Sub-Account.

[10]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Growth Sub-Account merged into Oppenheimer Main Street Sub-Account.

[11]	For the period January 1, 2012 through October 26, 2012. Effective October 26, 2012 Oppenheimer High Income Sub-Account merged into Oppenheimer Global Strategic Income Sub-Account.

[12]	Prior to April 27, 2012, Invesco V.I. Diversified was formerly known as Invesco V.I. Dividend Growth.

[13]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.

[14]	For the period October 31, 2012 (commencement of operations) through December 31, 2012.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.

Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

C. 5% Roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 0.95%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

F-60

Notes To Financial Statements (Continued)

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 4, 2013, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2012 and 2011, and the related statutory statements of income, changes in surplus and cash flows for the three-year period ended December 31, 2012, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

LA2045	FF-1

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for the three-year period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the three-year period ended December 31, 2012, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

February 22, 2013

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2012	2011
	(In Millions)
Assets:

Bonds	$56,891	$53,464
Preferred stocks	336	323
Common stocks - subsidiaries and affiliates	5,775	4,982
Common stocks - unaffiliated	834	576
Mortgage loans	13,957	12,398
Policy loans	10,022	9,478
Real estate	1,133	1,192
Partnerships and limited liability companies	6,538	5,642
Derivatives and other invested assets	2,859	3,334
Cash, cash equivalents and short-term investments	2,816	1,631

Total invested assets	101,161	93,020

Investment income due and accrued	385	501
Federal income taxes	286	-
Deferred income taxes	607	1,058
Other than invested assets	870	857

Total assets excluding separate accounts	103,309	95,436

Separate account assets	52,340	41,532

Total assets	$155,649	$136,968

Liabilities and Surplus:

Policyholders’ reserves	$73,734	$68,536
Liabilities for deposit-type contracts	5,323	4,588
Contract claims and other benefits	320	320
Policyholders’ dividends	1,400	1,335
General expenses due or accrued	980	901
Federal income taxes	-	91
Asset valuation reserve	1,929	1,683
Securities sold under agreements to repurchase	3,822	3,580
Commercial paper	250	250
Derivative collateral	1,304	1,546
Other liabilities	1,569	1,196

Total liabilities excluding separate accounts	90,631	84,026

Separate account liabilities	52,331	41,525

Total liabilities	142,962	125,551

Surplus	12,687	11,417

Total liabilities and surplus	$155,649	$136,968

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME

	Years Ended December 31,
	2012	2011	2010
	(In Millions)

Revenue:

Premium income	$20,327	$13,491	$11,163
Net investment income	4,928	4,783	4,425
Reserve adjustments on reinsurance ceded	57	48	69
Fees and other income	540	528	483

Total revenue	25,852	18,850	16,140

Benefits and expenses:

Policyholders’ benefits	10,921	10,109	10,214
Change in policyholders’ reserves	10,827	5,239	2,214
General insurance expenses	1,422	1,258	1,330
Commissions	605	541	521
State taxes, licenses and fees	159	139	131

Total benefits and expenses	23,934	17,286	14,410

Net gain from operations before dividends and federal income taxes	1,918	1,564	1,730

Dividends to policyholders	1,379	1,313	1,209

Net gain from operations before federal income taxes	539	251	521

Federal income tax benefit	(108)	(293)	(251)

Net gain from operations	647	544	772

Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	109	(199)	(237)

Net income	$756	$345	$535

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

		Years Ended December 31,
	2012	2011	2010
	(In Millions)

Surplus, beginning of year	$11,417	$10,352	$9,259

Increase (decrease) due to:
Net income	756	345	535
Change in net unrealized capital gains, net of tax	743	1,432	685
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(8)	(53)	9
Change in other net deferred income taxes	(551)	(11)	(8)
Change in nonadmitted assets	156	(120)	69
Change in reserve valuation basis	-	-	(7)
Change in asset valuation reserve	(246)	(255)	(286)
Change in surplus notes	399	-	-
Prior period adjustments	(32)	1	17
Change in minimum pension liability	52	(273)	80
Other	1	(1)	(1)

Net increase	1,270	1,065	1,093

Surplus, end of year	$12,687	$11,417	$10,352

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
	(In Millions)

Cash from operations:
Premium and other income collected	$20,879	$14,046	$11,726
Net investment income	4,789	4,503	4,288
Benefit payments	(10,670)	(9,963)	(10,105)
Net transfers (to) from separate accounts	(5,755)	(997)	140
Commissions and other expenses	(2,021)	(2,164)	(1,982)
Dividends paid to policyholders	(1,313)	(1,208)	(1,217)
Federal and foreign income taxes recovered	26	88	309

Net cash from operations	5,935	4,305	3,159

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	16,842	18,638	16,753
Common stocks - unaffiliated	121	101	72
Mortgage loans	2,056	1,990	1,898
Real estate	103	115	135
Partnerships	1,006	1,031	738
Preferred and affiliated common stocks	657	204	754
Other	(68)	770	(193)

Total investment proceeds	20,717	22,849	20,157

Cost of investments acquired:
Bonds	(19,737)	(21,216)	(19,990)
Common stocks - unaffiliated	(329)	(441)	(52)
Mortgage loans	(3,582)	(3,159)	(1,991)
Real estate	(121)	(245)	(196)
Partnerships	(1,515)	(1,327)	(1,381)
Preferred and affiliated common stocks	(474)	(736)	(488)
Other	(69)	31	(14)

Total investments acquired	(25,827)	(27,093)	(24,112)
Net increase in policy loans	(543)	(519)	(474)

Net cash used in investing activities	(5,653)	(4,763)	(4,429)

Cash from financing and other sources:
Net deposits on deposit-type contracts	588	905	702
Cash provided from surplus notes	399	-	-
Change in securities sold under agreements to repurchase	242	(303)	443
Change in derivative collateral	(242)	259	(522)
Other cash (used) provided	(84)	89	(465)

Net cash from financing and other sources	903	950	158

Net change in cash, cash equivalents and short-term investments	1,185	492	(1,112)
Cash, cash equivalents and short-term investments, beginning of year	1,631	1,139	2,251

Cash, cash equivalents and short-term investments, end of year	$2,816	$1,631	$1,139

See note to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (the Company), which is organized as a mutual life insurance company.

MassMutual Financial Group (MMFG) is a global, diversified financial services organization comprised of the Company and its subsidiaries. The Company and its subsidiaries provide life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, mutual funds and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (U.S.) generally accepted accounting principles (GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate swap replications are carried at amortized cost, whereas U.S. GAAP would carry these at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP does not have this limitation; (f) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (h) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, subject to valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (k) policyholder reserves are presented net of reinsurance ceded, unearned ceded premium and unpaid ceded claims, whereas U.S. GAAP would report these reinsurance balances as an asset; (l) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) a prepaid pension asset and/or a liability is recorded for the difference between the fair value of the pension and other postretirement plan assets and the accumulated benefit obligation (which excludes nonvested employees) with the change recorded in surplus, whereas for U.S. GAAP purposes, the

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

over/underfunded status of a plan, which is the difference between the fair value of the plan assets and the projected benefit obligation, is recorded as an asset or liability with the change recorded through accumulated other comprehensive income; (p) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (q) payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; and (s) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains (losses) and foreign currency translations as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and litigation contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in current year surplus on a pretax basis with any associated tax impact reported through earnings.

The following summarizes corrections of prior year errors:

	Year Ended December 31, 2012

	Increase (Decrease) to:		Correction

	Prior Year Income	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(22)	$(22)	$22
General insurance expenses	(11)	(11)	11
Reinsurance	(3)	(3)	3
Partnership income	4	4	(4)

Total	$(32)	$(32)	$32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2011

	Increase (Decrease) to:			Correction

	Prior Year Income	Prior Year Surplus	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(11)	$-	$(11)	$11
General insurance expenses	(8)	-	(8)	8
Partnership income	(7)	2	(5)	5
Other	8	-	8	(8)
Derivatives	7	-	7	(7)
Fixed assets	5	-	5	(5)
Premium income	5	-	5	(5)
Prepaid commissions and allowances	2	(2)	-	-

Total	$1	$-	$1	$(1)

	Year Ended December 31, 2010

	Increase (Decrease) to:			Correction

	Prior Year Income	Prior Year Surplus	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Separate account income	$(21)	$-	$(21)	$21
Partnership income	(20)	20	-	-
Reinsurance	(5)	-	(5)	5
Policy loans	(4)	-	(4)	4
Prepaid commissions and allowances	36	(36)	-	-
Policyholders’ reserves	24	-	24	(24)
Impaired asset	5	-	5	(5)
Other	2	-	2	(2)

Total	$17	$(16)	$1	$(1)

For the year ended December 31, 2010, the $20 million correction for partnership income was a reclassification within surplus and therefore had no impact to surplus. Additionally, prepaid commissions and allowances of $36 million were recorded and then nonadmitted through the Statutory Statements of Changes in Surplus. Previously the Company directly expensed these costs.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are obligations that are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bond transactions are recorded on a trade date basis, except for private placement bonds that are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing are generally valued at amortized cost. Preferred stocks not in good standing, those which are rated Categories 4 through 6 by the Securities Valuation Office (SVO) of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State) and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity adjusted to remove certain nonadmitted and intangible assets, as well as a portion of its noncontrolling interests (NCI) and appropriated retained earnings (ARE), after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,165 million and $2,015 million as of December 31, 2012 and 2011, respectively. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary, consistent with common stocks - unaffiliated.
Refer to Note 4d. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC.

f.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loans. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens. However, the Company has negotiated provisions with the senior lender, within the loan documents to maximize control with the objective of mitigating the Company’s risks as the mezzanine lender. Residential mortgage loans are seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2012 and 2011. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan not to exceed the cash surrender value of the underlying contract.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company, are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate, held for sale, is initially carried at the lower of depreciated cost or fair value less estimated selling costs at the time the property is deemed held for sale and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve which is included in realized capital losses.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships which generate low income housing tax credits (LIHTC), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and receivables for securities sold.

Interest rate swaps associated with replicated assets are valued at amortized cost and all other derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from counterparties and independent sources. The quotations from counterparties and independent sources are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quotes from counterparties and independent sources are not available or are considered not reliable, the internally derived value is recorded. Changes in the fair value of these instruments other than interest rate swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash and cash equivalents and carries them at amortized cost.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in short-term bonds and money market mutual funds are classified as short-term investments.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities with a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is nonadmitted on: (a) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds in default; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

n.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, reinsurance receivables, other receivable items and fixed assets.

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to eleven years for all other fixed assets. Within fixed assets, most unamortized software and office equipment are nonadmitted assets.

o.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships for which audits are not performed, certain other receivables, furniture, uncollected premiums and certain intangible assets. These assets are designated as nonadmitted and are excluded from the Statutory Statements of Financial Position through a charge against surplus.

p.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of group and individual variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and supplemental accounts, as noted below, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred to separate accounts, they are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract/policyholder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders’ benefits in the Statutory Statements of Income.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in policyholders’ reserves. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract/policyholders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

q.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or Commissioners’ Reserve Valuation Method (CRVM) bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

In order to maintain a prudent level of reserve adequacy, the Company elected to hold additional life insurance reserves over and above the amounts calculated by the methods described above.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under Commissioners’ Annuity Reserve Valuation Method (CARVM) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products issued by the Company have offered a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs offered by MassMutual are guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including Basic and Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves.

Variable annuity GMDBs provide a death benefit in excess of the account value if the account value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the product’s guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and twenty years.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company first issued GMIB Basic in 2002 and suspended issuing these contracts in August 2007. These GMIB Basic contracts cannot be annuitized within seven years of issuance and do not have access to the guarantee value other than through annuitization.

In September 2007, GMIB Plus replaced GMIB Basic and continued through March 2009. GMIB Plus includes a product version which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. The GMIB Plus also provides the annuity contract holder with a withdrawal feature. This withdrawal feature allows a dollar for dollar withdrawal, which lowers the GMIB Plus value for each dollar withdrawn up to the amount of interest credited to the GMIB Plus value for the year. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and are based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for GMIBs, currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market interest rates.

s.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 66% and 69% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2012 and 2011, respectively.

t.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death or surrender.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported as a liability and the change in AVR, net of tax, is reported in surplus.

v.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities, are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities or if negative, is nonadmitted.

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold under agreements to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Securities sold under agreements to repurchase are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (Notes). Interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Other liabilities

Other liabilities primarily consist of IMR, derivative payables, amounts held for agents, remittances and items not allocated, pending security settlements and other liabilities including unearned income.

z.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

aa.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and long-term care premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

bb.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses) are recognized in net income and include OTTI, and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost.

The Company considers the following factors in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment.

The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date. For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized in earnings as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When a bond is other-than-temporarily impaired, a new cost basis is established. For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, collateral type, investment structure and credit quality are critical elements in determining OTTI.

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a quarterly basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the collateral values.

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI is recorded if this sixth scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established, and recorded in net unrealized capital losses, for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Collectability and estimated decreases in collateral values are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation, which is done on an individual loan basis, is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the expected loss on the loan, the valuation allowance will be adjusted. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment will be required if the property’s estimated future net cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value. A new cost basis is recorded with an adjustment to realized capital losses.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships that generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.3% for future benefits of two years to 1.7% for future benefits of ten or more years and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains (losses)

Unrealized capital gains (losses) are recorded as a change in surplus net of tax.

cc.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death or disability with a one year exercise period after termination. A formula serves as the basis for the phantom share price, based on the management basis core operating earnings of the Company and its subsidiaries. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

dd.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statutory Statements of Income as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Income that differ from the federal statutory tax rate.

3.	New accounting standards

a.	Adoption of new accounting standards

In June 2010, the NAIC clarified its intent regarding the bifurcation of all realized gains and losses on sales of loan-backed and structured securities. This guidance requires a cash flow analysis at the date of sale to bifurcate the realized gain or loss between credit and noncredit. The credit portion is reported in the AVR and the noncredit portion is deferred and amortized to the IMR. This guidance was issued as a revision to Statement of Statutory Accounting Principles (SSAP) No. 43R, “Loan-backed and Structured Securities,” and was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In October 2010, the NAIC modified the definitions of loan-backed and structured securities included in SSAP No. 43R. The revised definitions expand the requirement to include any securitized asset where the underlying cash flows are from all types of asset pools and not just those originating from either mortgages or securities. Regardless of the underlying collateral, each security structured through a special purpose entity, trust or LLC is expected to be reported as a SSAP No. 43R security, not as an issuer obligation under SSAP No. 26, “Bonds, excluding Loan-backed and Structured Securities.” This guidance was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In October 2010, the NAIC revised guidance pertaining to disclosure of withdrawal characteristics. These revisions expand the disclosure requirements for annuity actuarial reserves and deposit liabilities by withdrawal characteristics in accordance with the following categories: general account, separate account with guarantees, separate account nonguaranteed and the total. This guidance was issued as SSAP No. 51, “Life Contracts,” SSAP No. 52, “Deposit-Type Contracts” and SSAP No. 61, “Life, Deposit-Type and Accident and Health Reinsurance” and was effective January 1, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In October 2010, the NAIC revised existing guidance pertaining to guarantees. These revisions require reporting entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. This includes related party guarantees, except when the transaction is considered an “unlimited guarantee,” such as a rating agency requirement to provide a commitment to support a subsidiary, or a guarantee made on behalf of a wholly owned subsidiary. New disclosures require a listing of all guarantees, the carrying amount of the liability, the maximum exposure and any recourse provisions. This guidance was issued as SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets,” and applies to all guarantees issued and outstanding as of December 31, 2011. The adoption of this guidance did not have a significant impact on the Company’s financial statements.

In March 2011, the NAIC issued revisions to SSAP No. 100, “Fair Value Measurements,” which requires additional fair value disclosures. These additional disclosures include a disclosure of the fair value hierarchy of items that are disclosed with a fair value measurement but are not valued at fair value in the balance sheet. Also, for financial instruments carried at fair value, companies are required to disclose purchases, sales, issuances and settlements on a gross basis for fair value measurements categorized in Level 3 of the fair value hierarchy. These new requirements were effective January 1, 2012.

In November 2011, the NAIC issued SSAP No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.” This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement supersedes SSAP No. 10, “Income Taxes” and SSAP No. 10R, “Income Taxes, A Temporary Replacement of SSAP No. 10,” which expired on December 31, 2011. SSAP No. 101, which was effective on January 1, 2012, has: 1) restricted the ability to use the 3 years/15 percent of surplus admission rule to those reporting entities that meet the modified Risk Based Capital (RBC) ratio (Ex-DTA RBC ratio) threshold, 2) changed the recognition threshold for recording tax contingency reserves from a probable liability standard to a more-likely-than-not liability standard, 3) required the disclosure of tax planning strategies that relate to reinsurance and, 4) required consideration of reversal patterns of DTAs and Deferred Tax Liabilities (DTLs) in determining the extent to which DTLs could offset DTAs on the balance sheet. There was no cumulative effect of adopting this standard.

In August 2012, the NAIC issued new guidance pertaining to share-based payments. This new standard provides statutory accounting guidance on transactions in which an entity awards employees in share-based payments. It requires entities to measure share-based payments in the financial statements using a fair value-based measurement objective and recognize the compensation costs as employee services are consumed. It substantially adopts the stock compensation guidance in U.S. GAAP under Accounting Standards Codification (ASC) Topic 718, Stock Compensation, which the Company has applied to its accounting for the phantom stock appreciation rights and phantom restricted stock since 2008. This guidance was issued as SSAP No. 104, “Share-Based Payments – Revised,” which supersedes SSAP No. 13, “Stock Options and Stock Purchase Plans,” and it is effective prospectively for years beginning on January 1, 2013, although early adoption is permitted for December 31, 2012 financial statements. The Company early adopted this standard in 2012 and the adoption had no impact on the financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Future adoption of new accounting standards

In March 2012, the NAIC issued SSAP No. 102 “Accounting for Pensions, Replacement of SSAP No. 89”. Under this SSAP, the statutory accounting standards will be similar to U.S. GAAP accounting standards. This SSAP will require the Pension liability to include the unfunded projected benefit obligation, including non-vested participants if any. The adoption of this SSAP is expected to create an additional pension liability of approximately $43 million. This new requirement is effective January 1, 2013. Upon adoption, the Company will immediately record an additional liability of $8 million and the remaining $35 million (transition) liability will be deferred and recognized over a period up to 10 years.

In March 2012, the NAIC issued SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14.” Under this SSAP, participants not yet eligible to retire will also be included in the accumulated postretirement benefit obligation. The accumulated postretirement benefit obligation is already recorded on a U.S. GAAP basis on the books of MMHLLC, a subsidiary of the Company. The U.S. GAAP equity of this subsidiary is included in admitted assets of the Company for statutory purposes. Therefore, there will be no impact from the adoption of this SSAP besides disclosure. This new requirement is effective January 1, 2013.

In March 2012, the NAIC issued SSAP No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” This SSAP will supersede SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”. The change to SSAP No. 91R incorporates the U.S. GAAP guidance of the Financial Accounting Standards Board (FASB) Statement No. 166, “Accounting for Transfers and Servicing of Financial Assets, an amendment of FASB Statement No. 140,” and Accounting Standards Update (ASU) No. 2011-03, “Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements,” with modifications to conform the guidance to statutory accounting concepts. These modifications are primarily related to concepts that are not applicable or consistent with statutory accounting (e.g., rejection of U.S. GAAP consideration for consolidated affiliates, references to U.S. GAAP standards, methods, references and guidance not adopted for/applicable to statutory accounting). The Company is required to adopt the guidance prospectively as of January 1, 2013. Early adoption is not permitted. Adoption of this guidance is not expected to have a significant impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

		December 31, 2012

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U.S. government and agencies	$7,654	$1,148	$6	$8,796
All other governments	126	38	-	164
States, territories and possessions	1,449	192	-	1,641
Special revenue	3,983	964	2	4,945
Industrial and miscellaneous	38,419	4,003	223	42,199
Parent, subsidiaries and affiliates	5,260	325	112	5,473

Total	$56,891	$6,670	$343	$63,218

Note: The unrealized losses exclude $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

		December 31, 2011

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U.S. government and agencies	$9,177	$1,821	$-	$10,998
All other governments	112	36	-	148
States, territories and possessions	1,281	131	3	1,409
Special revenue	2,341	349	1	2,689
Industrial and miscellaneous	35,558	2,950	930	37,578
Parent, subsidiaries and affiliates	4,995	248	213	5,030

Total	$53,464	$5,535	$1,147	$57,852

Note: The unrealized losses exclude $31 million of losses embedded in the carrying value, which include $25 million from NAIC Category 6 bonds and $6 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS as of December 31, 2012 and 2011.

		December 31,
		2012		2011

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/ A	$34,375	61%	$33,712	63%
2	Baa	18,918	33	16,395	31
3	Ba	1,685	3	1,599	3
4	B	1,110	2	915	2
5	Caa and lower	679	1	718	1
6	In or near default	124	-	125	-

	Total	$56,891	100%	$53,464	100%

The following sets forth RMBS and CMBS subject to modeling as of December 31, 2012 and 2011 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by outside modelers:

December 31,
	2012				2011

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$1,856	97%	$2,775	100%	$2,132	84%	$2,895	100%
2	22	1	-	-	122	5	6	-
3	21	1	8	-	121	5	8	-
4	15	1	8	-	137	5	9	-
5	6	-	-	-	16	1	4	-
6	-	-	-	-	2	-	-	-

	$1,920	100%	$2,791	100%	$2,530	100%	$2,922	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying value and fair value of bonds as of December 31, 2012 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$2,057	$2,043
Due after one year through five years	14,096	15,152
Due after five years through ten years	18,674	20,901
Due after 10 years	22,064	25,122

Total	$56,891	$63,218

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Proceeds from sales	$5,104	$8,981	$8,602
Gross realized capital gains from sales	292	436	257
Gross realized capital losses from sales	(38)	(152)	(163)

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2012 and 2011:

	December 31, 2012

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

			($ In Millions)

U.S. government and agencies	$1,287	$6	2	$-	$-	-
States, territories and possessions	56	1	6	-	-	-
Special revenue	52	1	63	9	2	68
Industrial and miscellaneous	2,243	56	248	2,695	174	522
Parent, subsidiaries and affiliates	14	5	4	769	114	17

Total	$3,652	$69	323	$3,473	$290	607

Note: The unrealized losses include $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

			($ In Millions)

States, territories and possessions	$67	$1	6	$32	$2	1
Special revenue	28	1	79	-	-	-
Industrial and miscellaneous	4,524	199	629	3,573	750	756
Parent, subsidiaries and affiliates	2,010	74	25	500	151	18

Total	$6,629	$275	739	$4,105	$903	775

Note: The unrealized losses include $31 million of losses embedded in the carrying value, which include $25 million from NAIC Category 6 bonds and $6 million from RMBS and CMBS whose ratings were obtained from outside modelers.

Based on the Company’s policies, as of December 31, 2012 and 2011, the Company has not deemed these unrealized losses to be other than temporary because the carrying value of the investments is expected to be realized based on the Company’s analysis of fair value or, for loan-backed and structured securities, based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

As of December 31, 2012, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $2,270 million. Securities in an unrealized loss position for less than 12 months had a fair value of $237 million and unrealized losses of $5 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,033 million and unrealized losses of $166 million. These securities were primarily categorized as industrial and miscellaneous and parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2012 or 2011 that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $70 million and $71 million as of December 31, 2012 and 2011, respectively.

Residential mortgage-backed exposure

RMBS are included in the U.S. government, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2012 and 2011, RMBS had a total carrying value of $2,981 million and $3,886 million and a fair value of $3,217 million and $3,648 million, of which approximately 38% and 40%, based on carry value, was classified as Alt-A, respectively. As of December 31, 2012 and 2011, Alt-A and subprime RMBS had a total carrying value of $1,669 million and $2,257 million and a fair value of $1,718 million and $1,808 million, respectively.

During the year ended December 31, 2012, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2012 and 2011, total leveraged loans and leveraged loan CDOs had a carrying value of $5,504 million and $5,483 million and a fair value of $5,633 million and $5,355 million, of which approximately 84% and 90%, based on carrying value, were domestic leveraged loans and CDOs, respectively.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,882 million and fair value of $3,150 million as of December 31, 2012 and a carrying value of $3,053 million and fair value of $3,220 million as of December 31, 2011.

b.	Preferred stocks

The Company held preferred stocks with carrying values of $336 million and fair values of $358 million as of December 31, 2012 and carrying values of $323 million and fair values of $310 million as of December 31, 2011.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $266 million as of December 31, 2012 and $254 million as of December 31, 2011.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,

	2012	2011

	(In Millions)

Adjusted cost basis	$769	$542
Gross unrealized gains	104	73
Gross unrealized losses	(39)	(39)

Carrying value	$834	$576

As of December 31, 2012, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $443 million in 237 issuers. These holdings were in an unrealized loss position of $39 million, $31 million of which were in an unrealized loss position more than 12 months. As of December 31, 2011, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $273 million in 333 issuers. These holdings were in an unrealized loss position of $39 million, $3 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2012 or 2011.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $235 million as of December 31, 2012 and $223 million as of December 31, 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, a subsidiary which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life which primarily provides variable life and bank-owned life insurance business.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for Years Ended
	December 31,
	2012	2011	2010

	(In Billions)

Total revenue	$0.9	$0.9	$1.0
Net income	0.1	0.1	0.1
Assets	13.1	12.8	12.8
Liabilities	11.9	11.7	11.8
Stockholder’s equity	1.2	1.1	1.0

MMHLLC is the parent of subsidiaries that include OppenheimerFunds, Inc. (OFI), Babson Capital Management LLC (Babson Capital), Baring Asset Management Limited (Baring) and its investment in international life insurance operations in Japan and Hong Kong; these subsidiaries deal in markets that include retail and institutional asset management entities, registered broker dealers, and international life and annuity operations.

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for Years Ended
	December 31,
	2012	2011	2010

	(In Billions)

Total revenue	$6.2	$4.9	$6.2
Net income (loss)	0.2	0.3	(0.3)
Assets	53.5	50.7	50.9
Liabilities	43.6	42.4	43.1
Equity	9.9	8.3	7.8

The U.S. GAAP equity values in the preceding table consist of MMHLLC statutory carrying values of $4,271 million and $3,413 million as of December 31, 2012 and 2011, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. The current fair value of MMHLLC remains significantly greater than its statutory carrying amount.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, its subsidiary HarbourView Asset Management Corporation (HVAMC) and AAArdvark IV Funding Limited (AAArdvark IV) in connection with the investment made by TSL (USA) Inc., an affiliate of National Australia Bank Limited, in AAArdvark IV. The complaint alleges breach of contract, breach of the covenant of good faith and fair dealing, gross negligence, unjust enrichment and conversion. The complaint seeks compensatory and punitive damages, along with attorney fees. The court has dismissed certain equitable claims against OFI and HVAMC, leaving only the claims for breach of contract. Plaintiffs filed an amended complaint with additional contractual claims. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

investment. In December 2011, plaintiffs filed a motion for partial summary judgment. In January 2012, the court granted in part defendant’s motion to dismiss and denied plaintiffs’ motion for partial summary judgment. In April 2012, plaintiffs filed a motion for leave to file a third amended complaint, which would add a fraud claim and additional allegations in support of plaintiffs’ contract claims. In August 2012, plaintiffs and defendants separately filed motions for partial summary judgment which were argued in October 2012. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On July 15, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark I Funding Limited (AAArdvark I), in connection with investments made by TSL (USA) Inc. and other investors in AAArdvark I. The complaint alleges breach of contract against each of the defendants and seeks compensatory damages and costs and disbursements, including attorney fees. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal investment. In January 2012, the court granted in part defendant’s motion to dismiss. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On November 9, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark XS Funding Limited (AAArdvark XS) in connection with the investment made by Scaldis Capital Limited, predecessor in interest to plaintiff Royal Park Investments SA/NV, in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages and an award of attorney fees and litigation expenses. OFI believes it has substantial defenses and will vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

Beyond these matters, MMHLLC’s subsidiaries are involved in litigation and investigations arising in the ordinary course of the subsidiaries’ businesses. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

Historically, the Company has reinvested a substantial portion of its unrestricted earnings in its international insurance subsidiaries’ operations. In 2010, the Company sold its interests in its indirect Taiwan subsidiary, MassMutual Mercuries Life Insurance Company. This sale resulted in a $119 million increase to the statutory value of MMHLLC.

The Company received $25 million, $250 million and $225 million of cash dividends, recorded in net investment income, from MMHLLC in 2012, 2011 and 2010, respectively.

In 2012, the Company contributed capital of $75 million to MSC Holding Company, LLC, a wholly owned subsidiary of the Company. In 2011, the Company contributed capital of $250 million to MMHLLC. In 2010, the Company did not contribute capital to its subsidiaries, including MMHLLC.

The Company held debt issued by MMHLLC that amounted to $1,993 million as of December 31, 2012 and 2011. On March 25, 2010, the Company and MMHLLC completed an equity for debt swap. MMHLLC swapped $500 million of the Company’s contributed capital for $500 million of additional notes payable to the Company. No cash was distributed by MMHLLC. The Company recorded interest income on MMHLLC debt of $117 million, $118 million and $113 million in 2012, 2011 and 2010, respectively.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $23 million as of December 31, 2012 and $8 million as of December 31, 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of approximately $961 million as of December 31, 2012 was subject to dividend restrictions imposed by various state regulations.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender for commercial properties in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are seasoned pools of homogeneous residential mortgage loans substantially backed by FHA and VA guarantees. The Company does not originate any residential mortgages but invests in seasoned residential mortgage loan pools that may contain mortgages of subprime credit quality. As of December 31, 2012 and 2011, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant concentrations in any particular geographic region of the country for the years ended December 31, 2012 and 2011.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$11,777	$12,112	$10,199	$10,463
Mezzanine loans	35	35	41	44

Total commercial mortgage loans	11,812	12,147	10,240	10,507

Residential mortgage loans:
FHA insured and VA guaranteed	2,130	2,147	2,139	2,126
Other residential loans	15	15	19	19

Total residential mortgage loans	2,145	2,162	2,158	2,145

Total mortgage loans	$13,957	$14,309	$12,398	$12,652

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2012, scheduled mortgage loan maturities, net of valuation allowances, for commercial and residential loans were as follows (in millions):

2013	$986
2014	756
2015	977
2016	2,135
2017	1,660
Thereafter	5,298

Commercial mortgage loans	11,812
Residential mortgage loans	2,145

Total	$13,957

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio categorized by what it believes is the equivalent rating agency designation (classification of prior year amounts has been adjusted to conform with the Company's current year translation method):

	December 31, 2012
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$4,637	$4,987	$1,076	$820	$257	$11,777
Mezzanine loans	-	-	22	-	13	35

Total commercial mortgage loans	4,637	4,987	1,098	820	270	11,812

Residential mortgage loans:
FHA insured and VA guaranteed	2,130	-	-	-	-	2,130
Other residential loans	15	-	-	-	-	15

Total residential mortgage loans	2,145	-	-	-	-	2,145

Total mortgage loans	$6,782	$4,987	$1,098	$820	$270	$13,957

	December 31, 2011
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$3,377	$4,321	$1,503	$978	$20	$10,199
Mezzanine loans	-	-	-	28	13	41

Total commercial mortgage loans	3,377	4,321	1,503	1,006	33	10,240

Residential mortgage loans:
FHA insured and VA guaranteed	2,139	-	-	-	-	2,139
Other residential loans	19	-	-	-	-	19

Total residential mortgage loans	2,158	-	-	-	-	2,158

Total mortgage loans	$5,535	$4,321	$1,503	$1,006	$33	$12,398

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2012
	Less than 80%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$4,189	$230	$122	$4,541	39%
Apartments	2,419	82	105	2,606	22
Industrial and other	1,719	695	5	2,419	20
Retail	1,123	29	248	1,400	12
Hotels	816	11	19	846	7

Total	$10,266	$1,047	$499	$11,812	100%

	December 31, 2011
	Less than 80%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$3,288	$429	$84	$3,801	38%
Apartments	2,347	224	123	2,694	26
Industrial and other	1,142	705	125	1,972	19
Retail	886	30	248	1,164	11
Hotels	590	-	19	609	6

Total	$8,253	$1,388	$599	$10,240	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2012
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$2,766	63%
Texas	1,401	64%
Illinois	960	68%
Massachusetts	951	60%
New York	908	54%
District of Columbia	698	49%
All other states	3,664	61%
Canada	340	58%
United Kingdom	124	48%

Total commercial mortgage loans	$11,812	61%

Note: All other states consists of 34 states, with no individual state exposure exceeding $450 million.

	December 31, 2011
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$ 2,385	69%
Texas	1,299	64%
Illinois	888	70%
Massachusetts	721	62%
New York	719	52%
District of Columbia	437	66%
All other states	3,222	62%
Canada	569	69%

Total commercial mortgage loans	$ 10,240	65%

Note: All other states consists of 32 states, with no individual state exposure exceeding $400 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loan interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	December 31,
	2012			2011
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	1.2%	10.5%	5.0%	0.9%	9.8%	5.4%
Residential mortgage loans	2.6%	12.8%	5.8%	3.0%	12.9%	5.9%
Mezzanine mortgage loans	8.5%	17.0%	10.1%	8.5%	18.0%	11.9%

Mortgage loan interest rates, including fixed and variable, on new issues were:

	Years Ended December 31,
	2012			2011
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.3%	7.2%	4.2%	3.5%	7.5%	4.7%
Residential mortgage loans	5.1%	5.7%	5.1%	5.1%	6.2%	5.3%
Mezzanine mortgage loans	-%	-%	-%	8.5%	8.5%	8.5%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 93.0% as of December 31, 2012 and 2011. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 93.0% as of December 31, 2012 and 97.0% as of December 31, 2011.

The following presents a summary of the Company’s impaired mortgage loans:

	December 31, 2012
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$53	$53	$68	$(5)	$5
Mezzanine loans	2	1	11	(9)	-

Total	55	54	79	(14)	5

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	-	-	13	-	-

Total impaired commercial mortgage loans	$55	$54	$92	$(14)	$5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$84	$93	$103	$(19)	$7
Mezzanine loans	1	3	29	(27)	-

Total	85	96	132	(46)	7

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	5	12	39	-	-

Total impaired commercial mortgage loans	$90	$108	$171	$(46)	$7

	December 31, 2010

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$533	$539	$606	$(71)	$34
Mezzanine loans	25	27	85	(59)	2

Total	558	566	691	(130)	36

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	-	-	18	-	-

Total impaired commercial mortgage loans	$558	$566	$709	$(130)	$36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the valuation allowance recorded for the Company’s mortgage loans:

	Years Ended December 31,
	2012			2011			2010

	Commercial

	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total

	(In Millions)

Beginning balance	$(19)	$(27)	$(46)	$(71)	$(59)	$(130)	$(117)	$(56)	$(173)
Additions	-	-	-	(19)	(10)	(29)	(28)	(9)	(37)
Decreases	3	5	8	50	1	51	30	6	36
Write-downs	11	13	24	21	41	62	44	-	44

Ending balance	$(5)	$(9)	$(14)	$(19)	$(27)	$(46)	$(71)	$(59)	$(130)

As of December 31, 2012, the Company did not hold any past due commercial or residential mortgage loans. The carrying value of commercial mezzanine loans for which the Company has suspended interest accruals was $13 million as of December 31, 2012 and $32 million as of December 31, 2011. The Company did not have any mortgage loans with interest more than 180 days past due as of December 31, 2012, 2011 or 2010. The Company had one restructured commercial mortgage loan with a total carrying value of less than $1 million as of December 31, 2012 and 2011. There were no restructured residential mortgage loans as of December 31, 2012 or 2011.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2012	2011

	(In Millions)

Held for the production of income	$2,214	$2,221
Accumulated depreciation	(968)	(887)
Encumbrances	(213)	(256)

Held for the production of income, net	1,033	1,078

Held for sale	-	9

Occupied by the Company	233	227
Accumulated depreciation	(133)	(122)

Occupied by the Company, net	100	105

Total real estate	$1,133	$1,192

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Upon management’s approval for the sale of a property it is classified as held for sale.

As of December 31, 2012 and 2011, the carrying value of nonincome producing real estate was less than $1 million and was comprised of two land parcels.

Depreciation expense on real estate was $98 million for the year ended December 31, 2012, $97 million for the year ended December 31, 2011, and $93 million for the year ended December 31, 2010.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, by annual statement category are:

	December 31,
	2012	2011

	(In Millions)

Common stocks	$2,906	$2,664
Real estate	1,600	1,333
Fixed maturities/preferred stock	1,482	1,103
Mortgage loans	277	297
LIHTC	219	187
Other	54	58

Total	$6,538	$5,642

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2012 or 2011 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$2,854	$2,763	$2,599
Preferred stocks	14	11	5
Common stocks - subsidiaries and affiliates	29	254	236
Common stocks - unaffiliated	33	14	11
Mortgage loans	720	668	629
Policy loans	670	655	654
Real estate	190	179	158
Partnerships and LLCs	550	412	364
Derivatives	207	138	134
Cash, cash equivalents and short-term investments	12	9	5
Other	3	4	2

Subtotal investment income	5,282	5,107	4,797
Amortization of the IMR	130	113	67
Net (losses) from separate accounts	-	-	(1)
Investment expenses	(484)	(437)	(438)

Net investment income	$4,928	$4,783	$4,425

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net realized capital gains (losses)

Net realized capital gains (losses) including OTTI were comprised of the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$106	$123	$(84)
Preferred stocks	11	-	8
Common stocks - subsidiaries and affiliates	63	18	4
Common stocks - unaffiliated	13	21	17
Mortgage loans	22	(61)	(38)
Real estate	21	30	65
Partnerships and LLCs	(40)	(27)	(36)
Derivatives and other	(72)	460	(20)

Net realized capital gains (losses) before federal and state taxes and deferral to the IMR	124	564	(84)
Net federal and state tax benefit (expense)	293	(174)	(18)

Net realized capital gains (losses) before deferral to the IMR	417	390	(102)
Net after tax gains deferred to the IMR	(308)	(589)	(135)

Net realized capital gains (losses)	$109	$(199)	$(237)

Portions of realized capital gains (losses), deemed to be interest related, were deferred into the IMR. The IMR liability balance was $690 million as of December 31, 2012 and $546 million as of December 31, 2011 and was included in other liabilities on the Statutory Statements of Financial Position.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

OTTI, which are included in the net realized capital gains (losses) above, consisted of the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bonds	$(148)	$(161)	$(178)
Common stocks	(4)	(3)	(2)
Mortgage loans	(23)	(64)	(33)
Partnerships and LLCs	(97)	(54)	(88)

Total OTTI	$(272)	$(282)	$(301)

For the years ended December 31, 2012, 2011 and 2010, the Company recognized $98 million, $138 million and $152 million, respectively, of OTTI on structured and loan backed securities primarily due to the present value of expected cash flows being less than the amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the year ended December 31, 2012, 64% of the $148 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2011, 86% of the $161 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2010, 85% of the $178 million of bond OTTI were determined using internally developed models.

The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2bb. "Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 22. "Impairment listing for loan-backed and structured securities" for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with carrying values of $3,822 million as of December 31, 2012 and $3,580 million as of December 31, 2011. As of December 31, 2012, the maturities of these agreements ranged from January 2, 2013 through January 4, 2013 and the interest rates ranged from 0.2% to 0.3%. The outstanding amounts were collateralized by bonds with a fair value of $3,868 million as of December 31, 2012 and $3,717 million as of December 31, 2011.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the actual instrument or when the simulated instruments are unavailable. Synthetic assets can be created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic assets with a net notional amount of $2,745 million as of December 31, 2012 and $2,224 million as of December 31, 2011. Of this amount, $1,469 million as of December 31, 2012 and $190 million as of December 31, 2011, were considered replicated asset transactions as defined under statutory accounting principles as the pairing of a long derivative contract with a cash instrument held. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by accounting rules, the Company intentionally has not applied hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. A credit default swap transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap at a future date. The Company purchases these options to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss as interest rates rise. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in RBC calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio is comprised mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDBs and VAGLBs.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” forward contracts (TBAs) to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. To minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long-term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters agreements with counterparties that allow for contracts in a positive position, in which the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $2,257 million as of December 31, 2012 and $2,795 million as of December 31, 2011. In the event of default the full market value exposure at risk in a net gain position, net of offsets and collateral, was $30 million as of December 31, 2012 and $95 million as of December 31, 2011. The amount at risk using NAIC prescribed rules was $110 million as of December 31, 2012 and $121 million as of December 31, 2011. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

If amounts are due from the counterparty, they are reported as an asset. If amounts are due to the counterparty, they are reported as a liability. Negative values in the carrying value of a particular derivative category can result from the counterparty’s right to offset carrying value positions in the other derivative categories.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2012

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$2,403	$104,023	$156	$8,993
Options	305	9,583	(4)	43
Currency swaps	121	1,327	50	575
Forward contracts	16	3,199	-	249
Credit default swaps	13	1,164	-	35
Financial futures - long positions	-	2,270	-	-
Financial futures - short positions	-	352	-	-

Total	$2,858	$121,918	$202	$9,895

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$2,606	$96,739	$147	$8,264
Options	501	5,467	(47)	300
Currency swaps	138	901	80	813
Forward contracts	48	3,940	(1)	63
Credit default swaps	37	1,275	(1)	35
Financial futures - long positions	-	1,661	-	-
Financial futures - short positions	-	1,276	-	-

Total	$3,330	$111,259	$178	$9,475

In most cases, the notional amounts are not a measure of the Company’s credit exposure. The exceptions to this rule are mortgage-backed forwards and credit default swaps that sell protection. In the event of default, the Company is fully exposed to the notional amounts of $2,745 million as of December 31, 2012 and $2,224 million as of December 31, 2011. Collateral is exchanged for all derivative types except mortgage-backed forwards. For all other contracts, the amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indices.

The weighted average fair value of outstanding derivative financial instrument assets was $3,035 million for the year ended December 31, 2012 and was $2,717 million for the year ended December 31, 2011. The weighted average fair value of outstanding derivative financial instrument liabilities was $183 million for the year ended December 31, 2012 and was $177 million for the year ended December 31, 2011.

The following represents the Company’s gross notional interest rate swap positions:

	December 31,
	2012	2011

	(In Millions)

Open interest rate swaps in a fixed pay position	$60,608	$57,962
Open interest rate swaps in a fixed receive position	50,408	44,503
Other interest related swaps	2,000	2,538

Total interest rate swaps	$113,016	$105,003

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	December 31,
	2012		2011

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Open Contracts	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Open Contracts

		(In Millions)

Interest rate swaps	$(58)	$(212)	$1	$549
Currency swaps	(41)	13	(3)	35
Options	17	(309)	(85)	320
Credit default swaps	4	(28)	4	11
Forward contracts	131	(32)	117	28
Financial futures - long positions	106	-	709	-
Financial futures - short positions	(226)	-	(285)	-

Total	$(67)	$(568)	$458	$943

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2012					December 31, 2011

	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Carrying Value	Fair Value

	(In Millions)					(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$7,654	$8,796	$-	$8,783	$13	$9,177	$10,998
All other governments	126	164	-	133	31	112	148
States, territories and possessions	1,449	1,641	-	1,641	-	1,281	1,409
Special revenue	3,983	4,945	-	4,945	-	2,341	2,689
Industrial and miscellaneous	38,419	42,199	-	26,930	15,269	35,558	37,578
Parent, subsidiaries and affiliates	5,260	5,473	-	1,433	4,040	4,995	5,030
Preferred stocks	336	358	-	73	285	323	310
Common stock - unaffiliated	834	834	620	59	155	576	576
Common stock - affiliated(1)	543	543	-	363	180	639	639
Mortgage loans - commercial	11,812	12,147	-	-	12,147	10,240	10,507
Mortgage loans - residential	2,145	2,162	-	-	2,162	2,158	2,145
Cash, cash equivalents and short-term investments	2,816	2,816	729	2,087	-	1,631	1,631
Separate account assets	52,340	52,340	35,306	16,524	510	41,532	41,532
Derivatives:
Interest rate swaps	2,403	2,382	-	2,382	-	2,606	2,606
Options	305	305	-	305	-	501	501
Currency swaps	121	121	-	121	-	138	138
Forward contracts	16	16	-	16	-	48	48
Credit default swaps	13	13	-	13	-	37	37
Financial liabilities:
Commercial paper	250	250	-	250	-	250	250
Securities sold under agreements to repurchase	3,822	3,822	-	3,822	-	3,580	3,580
Funding agreements	4,054	4,154	-	-	4,154	3,344	3,457
Investment-type insurance contracts:
Group annuity investment contracts	7,606	8,783	-	-	8,783	7,315	7,915
Individual annuity investment contracts	5,154	6,129	-	-	6,129	4,803	5,228
Supplementary investment contracts	1,020	1,021	-	-	1,021	990	991
Derivatives:
Interest rate swaps	156	157	-	157	-	147	147
Options	(4)	(4)	-	(4)	-	(47)	(47)
Currency swaps	50	50	-	50	-	80	80
Forward contracts	-	-	-	-	-	(1)	(1)
Credit default swaps	-	-	-	-	-	(1)	(1)

(1)Common stock - affiliated does not include MMHLLC (which had a statutory carrying value of $4,271 million as of December 31, 2012 and $3,413 million as of December 31, 2011) and C.M. Life Insurance Company (which had a statutory carrying value of $961 million as of December 31, 2012 and $ 930 million as of December 31, 2011).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Annually, the Company reviews the primary pricing vendors to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities and mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value for investment-type insurance contracts and funding agreements is determined as follows:

The fair value of group annuity investment contracts is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed investment contracts, funding agreements, and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset-liability management analysis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value hierarchy

The following presents the Company’s fair value hierarchy for financial instruments that are carried at fair value:

	December 31, 2012

	Level 1	Level 2	Level 3	Netting(1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$14	$12	$-	$26
Parent, subsidiaries and affiliates	-	3	-	-	3
Common stock - unaffiliated	620	59	155	-	834
Common stock - affiliated(2)	-	363	180	-	543
Cash equivalents and short-term investments(3)	-	2,087	-	-	2,087
Separate account assets	35,306	16,524	510	-	52,340
Derivatives:
Interest rate swaps	-	8,360	-	(5,957)	2,403
Options	-	342	-	(37)	305
Currency swaps	-	163	-	(42)	121
Forward contracts	-	45	-	(29)	16
Credit default swaps	-	21	-	(8)	13

Total financial assets carried at fair value	$35,926	$27,981	$857	$(6,073)	$58,691

Financial liabilities:
Securities sold under agreement to repurchase	$-	$3,822	$-	$-	$3,822
Derivatives:
Interest rate swaps	-	6,113	-	(5,957)	156
Options	-	33	-	(37)	(4)
Currency swaps	-	92	-	(42)	50
Forward contracts	-	29	-	(29)	-
Credit default swaps	-	8	-	(8)	-

Total financial liabilities carried at fair value	$-	$10,097	$-	$(6,073)	$4,024

(1)Netting adjustments represent offsetting positions that may exist under a master netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)Common stock – affiliated does not include MMHLLC (which had a statutory carrying value of $4,271 million as of December 31, 2012) and C.M. Life Insurance Company (which had a statutory carrying value of $961 million as of December 31, 2012).

(3)Does not include cash of $729 million.

For the year ended December 31, 2012, there were no significant transfers between Level 1 and Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Level 1	Level 2	Level 3	Netting(1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$22	$16	$-	$38
Common stock - unaffiliated	350	60	166	-	576
Common stock - affiliated(2)	-	334	305	-	639
Cash equivalents and short-term investments(3)	-	1,342	-	-	1,342
Separate account assets(4)	31,767	9,118	396	-	41,281
Derivatives:
Interest rate swaps	-	8,274	-	(5,668)	2,606
Options	-	584	-	(83)	501
Currency swaps	-	168	-	(30)	138
Forward contracts	-	69	-	(21)	48
Credit default swaps	-	46	-	(9)	37

Total financial assets carried at fair value	$32,117	$20,017	$883	$(5,811)	$47,206

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$5,815	$-	$(5,668)	$147
Options	-	36	-	(83)	(47)
Currency swaps	-	110	-	(30)	80
Forward contracts	-	20	-	(21)	(1)
Credit default swaps	-	8	-	(9)	(1)

Total financial liabilities carried at fair value	$-	$5,989	$-	$(5,811)	$178

(1)Netting adjustments represent offsetting positions that may exist under a master netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)Common stock – affiliated does not include MMHLLC which had a statutory carrying value of $3,413 million and C.M. Life which had a statutory carrying value of $930 million.

(3)Does not include cash of $289 million.

(4)$251 million of market value separate account assets are not carried at fair value and, therefore, are not included in this table.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Valuation Techniques and Inputs

The Company determines the estimated fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets - These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), cash equivalents, short–term investments, and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) - These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit–related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) - These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Cash equivalents, short-term investments and derivatives – The values are determined consistent with similar general account assets described below.

Derivative asset and derivative liabilities - These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily upon quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Cash equivalents and short–term investments - Cash equivalents and short–term investments consist of highly liquid investments and include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the cash equivalents and short–term investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

The following presents changes in the Company’s Level 3 assets that are carried at fair value:

	Year Ended December 31, 2012

					Total Level 3
	Bonds			Separate	Financial Assets
	Industrial and	Common Stock		Account	Carried at
	Miscellaneous	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2012	$16	$166	$305	$396	$883
(Losses) gains in net income	(16)	8	26	37	55
Gains (losses) in surplus	5	(10)	10	-	5
Purchases	8	-	144	69	221
Issuances	16	-	-	-	16
Sales	(3)	(7)	(305)	(175)	(490)
Settlements(1)	(26)	(2)	-	92	64
Transfers in (2)	1	-	-	91	92
Other transfers (3)	11	-	-	-	11

Balance as of December 31, 2012	$12	$155	$180	$510	$857

(1)Real estate fair value is carried net of encumbrances on the Statements of Financial Position and the change in encumbrances are included in the settlements within separate account assets.

(2)This row identifies assets that are consistently carried at fair value but have had a level change. Generally transfers out of Level 3 occur when quoted prices are received in markets that have not been active, and therefore the assets are moved to Level 2. The separate account assets transferred into Level 3 were transferred from Level 2 due to a change in the pricing source.

(3)This row identifies assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but change in lower of cost or market carrying basis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2011

	Bonds					Total Level 3
		Parent,			Separate	Financial Assets
	Industrial and	Subsidiaries	Common Stock		Account	Carried at
	Miscellaneous	and Affiliates	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2011	$36	$20	$155	$69	$405	$685
(Losses) gains in net income	(7)	-	10	11	5	19
(Losses) in surplus	(4)	-	(13)	(18)	-	(35)
Purchases	-	-	52	295	31	378
Issuances	23	-	147	1	-	171
Sales	-	-	(6)	(48)	(137)	(191)
Settlements(1)	(38)	-	(154)	-	92	(100)
Transfers out(2)	-	-	(25)	(5)	-	(30)
Other transfers (3)	6	(20)	-	-	-	(14)

Balance as of December 31, 2011	$16	$-	$166	$305	$396	$883

(1)Real estate fair value is carried net of encumbrances on the Statements of Financial Position and the change in encumbrances is included in the settlements within separate account assets.

(2)This row identifies assets that are consistently carried at fair value but have had a level change. Generally transfers out of Level 3 occur when quoted prices are received in markets that have not been active, and therefore the assets are moved to Level 2.

(3)This row identifies assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but change in lower of cost or market carrying basis.

6.	Fixed assets

The Company’s admitted fixed assets, comprised of EDP equipment, were $25 million and $27 million, net of accumulated depreciation of $180 million and $164 million, as of December 31, 2012 and 2011, respectively. The depreciation expense on all fixed assets was $44 million, $30 million and $19 million as of December 31, 2012, 2011 and 2010, respectively.

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2012		2011

	Gross	Net	Gross	Net

	(In Millions)

Ordinary new business	$78	$26	$70	$25
Ordinary renewal	536	591	519	570
Group life	12	12	9	9

Total	$626	$629	$598	$604

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2q. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

8.	Surplus notes

The following summarizes the surplus notes issued and outstanding as of December 31, 2012:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date

($ In Millions)

11/15/1993	$250	$250	7.625%	11/15/2023
03/01/1994	100	100	7.500%	03/01/2024
05/15/2003	250	249	5.625%	05/15/2033
06/01/2009	750	741	8.875%	06/01/2039
01/17/2012	400	399	5.375%	12/01/2041

Total	$1,750	$1,739

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009 or 2012. Scheduled interest on the notes issued in 1993 and 2003 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the notes issued in 2009 and 2012 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2012, the unapproved interest was $14 million. As of December 31, 2012, the Company has paid cumulative interest of $886 million on surplus notes. Interest of $126 million was approved and paid during the year ended December 31, 2012. Interest of $107 million was approved and paid during the years ended December 31, 2011 and 2010.

9.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees from C.M. Life accounted for $56 million in 2012, $62 million in 2011 and $65 million in 2010.

The Company has agreements with its subsidiaries and affiliates, including OFI and Baring International Investment Limited (Baring), where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Babson Capital Management LLC (Babson Capital) and Cornerstone Real Estate Advisers, LLC (CREA), which provide investment advisory services to the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$152	$169	$134
Recordkeeping and other services	50	53	42
Investment advisory income	25	25	23
Fee expense:
Investment advisory services	198	177	155

The Company reported $34 million and $40 million as amounts due from subsidiaries and affiliates as of December 31, 2012 and 2011, respectively. The Company reported $30 million as amounts due to subsidiaries and affiliates as of December 31, 2012 and 2011. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s subsidiaries, Babson Capital and CREA, invest a portion of its nonqualified compensation plan in an interest guarantee contract with the Company. The Company credited interest on deposits of $5 million for the year ended December 31, 2012 and $4 million and less than $1 million for the years ended December 31, 2011 and 2010 to the Babson Capital and CREA contracts.

The Company has modified coinsurance (Modco) agreements with the Japanese subsidiary of MMHLLC, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese subsidiary retains the reserves and associated assets on individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. The Modco agreements are used to allow the Japanese subsidiary to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese subsidiary holding the reserves on the ceded coverage rather than the Company. As of December 31, 2012 and 2011, the net amounts due from the Japanese subsidiary were $2 million and $1 million, respectively. These outstanding balances are due and payable within 90 days.

The following summarizes the related party reinsurance transactions between the Company and the Japanese subsidiary:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Premium assumed	$20	$23	$26
Modified coinsurance adjustments, included in fees and other income	18	15	30
Expense allowances on reinsurance assumed, included in other expense	(2)	(2)	(3)
Policyholders’ benefits	(25)	(32)	(48)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2012 and 2011, the net amounts due to C.M. Life and MML Bay State were $38 million and $30 million, respectively. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these agreements:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Premium assumed	$73	$78	$85
Modified coinsurance adjustments, included in fees and other income	34	33	39
Expense allowance on reinsurance assumed, included in fees and other expense	(24)	(24)	(25)
Policyholders’ benefits	(134)	(116)	(87)
Experience refunds (paid)	1	(2)	(1)

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including MML Bay State) where certain variable annuity contract holders of the Company, C.M. Life or MML Bay State can make nontaxable exchanges of their contract for an enhanced variable annuity contract of the Company or C.M. Life. The Company recorded premium income of $3 million, $5 million and $8 million in 2012, 2011 and 2010, respectively. The Company recorded surrender benefits of $1 million as of December 31, 2012, 2011 and 2010 related to these exchange programs. C.M. Life recorded premium income of $1 million as of December 31, 2012, 2011 and 2010. C.M. Life recorded surrender benefits of $2 million, $5 million and $8 million in 2012, 2011 and 2010, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not pay any net commissions to C.M. Life as of December 31, 2012, 2011 and 2010.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 17g. “Guarantees” for information on the guarantees.

10.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term (YRT), coinsurance or modified coinsurance basis. The Company’s retention limit per individual life insured is generally $15 million.

Refer to Note 9. “Related party transactions” for information about the Company’s affiliated reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2012, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $2,449 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in premium income in the Statutory Statements of Income were as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Direct premium	$20,944	$14,101	$11,725
Premium assumed	94	102	110
Premium ceded	(711)	(712)	(672)

Total net premium	$20,327	$13,491	$11,163

Reinsurance recoveries
Assumed	$(116)	$(91)	$(72)
Ceded	426	443	399

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2012	2011

	(In Millions)

Reinsurance reserves:
Assumed	$782	$760
Ceded	(2,722)	(2,477)

Amounts recoverable from reinsurers
Assumed	(23)	(12)
Ceded	114	100

Reinsurance reserves ceded as of December 31, 2012 include $1,803 million associated with life insurance policies, $842 million for long-term care, $59 million for disability and $18 million for group life and health. Reinsurance reserves ceded as of December 31, 2011 include $1,676 million associated with life insurance policies, $715 million for long-term care, $66 million for disability and $20 million for group life and health.

As of December 31, 2012, one reinsurer accounted for 23% of the outstanding reinsurance recoverable and the next largest reinsurer had 20% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In 2012, the Company recaptured YRT life reinsurance treaties from several different reinsurers, and one new agreement was executed which includes policies or contracts that were in force and had existing reserves established by the Company. The recaptures and new agreement reduced premiums paid to reinsurers by $10 million and reinsurance reserves ceded by $44 million.

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had total life insurance in force of $420,525 million and $400,634 million as of December 31, 2012 and 2011, respectively. Of this total, the Company had $21,141 million and $16,634 million of life insurance in force as of December 31, 2012 and 2011, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2012				2011

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Individual life	$37,303	2.5%	-	6.0%	$35,508	2.5%	-	6.0%
Group life	11,253	2.5%	-	4.5%	10,007	2.5%	-	4.5%
Group annuities	10,170	2.3%	-	11.3%	9,486	2.3%	-	11.3%
Individual annuities	8,149	2.3%	-	11.3%	7,288	2.3%	-	11.3%
Individual universal and variable life	4,157	4.0%	-	6.0%	3,598	4.0%	-	6.0%
Disabled life claim reserves	1,868	3.5%	-	6.0%	1,855	3.5%	-	6.0%
Disability active life reserves	623	3.5%	-	6.0%	595	3.5%	-	6.0%
Other	211	2.5%	-	6.0%	199	2.5%	-	6.0%

Total	$73,734				$68,536

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include deferred annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life and variable life products. Disabled life claim reserves include disability income and long-term care claims that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts issued. Other is comprised of disability life and accidental death insurance.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2012				2011

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Funding agreements:
Note programs	$3,447	0.7%	-	6.2%	$2,731	0.3%	-	6.2%
Federal Home Loan Bank of Boston	601	1.1%	-	3.0%	601	1.1%	-	3.0%
Various others	6	4.1%	-	10.2%	12	4.1%	-	10.2%
Supplementary contracts	653	0.3%	-	8.0%	609	0.3%	-	8.0%
Dividend accumulations	566	3.4%	-	3.7%	571	3.4%	-	3.5%
Other	50	4.0%	-	8.0%	64	4.0%	-	8.0%

Total	$5,323				$4,588

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in the general account of the Company.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program with approximately $467 million remaining in run-off. Notes are currently issued from its $12 billion Global Medium-Term Note Program.

During 2011, the Company entered into funding agreements with the Federal Home Loan Bank of Boston (FHLB Boston) in exchange for cash. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. These funding agreements are collateralized by securities with estimated fair values of $656 million as of December 31, 2012. The Company’s borrowing capacity with the FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth in New York Insurance Law Section 1411(C) and by the Company’s internal limit. The Company’s unused capacity was $741 million as of December 31, 2012. As a member of the FHLB Boston, the Company holds common stock of the FHLB Boston at a statement value of $52 million as of December 31, 2012 and 2011. All FHLB Boston funding agreement assets and liabilities are classified in the Company’s general account. The Company accounts for these funds consistent with its other deposit-type contracts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2012, the Company’s funding agreement balances by maturity year were as follows (in millions):

2013	$641
2014	753
2015	402
2016	653
2017	552
Thereafter	1,053

Total	$4,054

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the disabled life and long-term care unpaid claims and claim expense reserves:

	December 31,
	2012	2011

	(In Millions)

Claim reserves, beginning of year	$1,993	$1,965
Less: Reinsurance recoverables	115	115

Net claim reserves, beginning of year	1,878	1,850

Claims paid related to:
Current year	(14)	(16)
Prior years	(312)	(310)

Total claims paid	(326)	(326)

Incurred related to:
Current year’s incurred	230	239
Current year’s interest	5	4
Prior year’s incurred	21	19
Prior year’s interest	81	80

Total incurred	337	342

Adjustments through surplus	-	12

Net claim reserves, end of year	1,889	1,878
Reinsurance recoverables	128	115

Claim reserves, end of year	$2,017	$1,993

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $21 million increase in the prior years’ incurred claims for 2012 and the $19 million increase in the prior years’ incurred claims for 2011 were generally the result of differences between actual termination experience and statutory termination tables.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2012	2011

	(In Millions)

Disabled life claim reserves	$1,868	$1,855
Accrued claim liabilities	21	23

Net claim reserves, end of year	$1,889	$1,878

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on annuity contracts is generally only available at contract issue.

The following shows the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2011	$488
Incurred guarantee benefits	321
Paid guarantee benefits	(4)

Liability as of December 31, 2011	805
Incurred guarantee benefits	(243)
Paid guarantee benefits	(5)

Liability as of December 31, 2012	$557

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31,
	2012			2011

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

Annuity:
GMDB	$9,976	$64	62	$9,039	$224	62
GMIB	4,260	609	63	4,010	822	62
GMAB	1,925	10	57	1,555	53	57
GMWB	211	10	66	195	17	66

Account balances of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

				December 31,
	2012				2011

	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB

	(In Millions)

Separate account	$8,909	$4,244	$1,859	$211	$8,076	$3,996	$1,487	$195
General account	1,067	16	66	-	963	14	68	-

Total	$9,976	$4,260	$1,925	$211	$9,039	$4,010	$1,555	$195

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2012	2011

	(In Millions)

Beginning balance	$1,580	$1,305
Net liability increase	299	275

Ending balance	$1,879	$1,580

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2012 and 2011. The commercial paper issued in 2012 had interest rates ranging from 0.15% to 0.23% with maturity dates ranging from 1 day to 38 days. Interest expense for the commercial paper was less than $1 million for the years ended December 31, 2012, 2011 and 2010.

On September 27, 2012, the Company signed a $1 billion, five year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. The new credit facility replaces an existing $1 billion credit facility, which was due to expire April 2013. The new facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2012, 2011 and 2010, the Company was in compliance with all covenants under the credit facilities. For the years ended December 31, 2012, 2011 and 2010, there were no draws on the credit facilities. Credit facility fees were $3 million, $1 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

13.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. For participants, benefits are calculated as the greater of (1) a formula based on age, service and salary during their careers or (2) a formula based on final average earnings and length of service.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2012 and 2011, the Company contributed $113 million and $137 million, respectively, to its qualified defined benefit plan.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for all of its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $1,608 million and $1,423 million as of December 31, 2012 and 2011, respectively. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions were $28 million for the years ended December 31, 2012 and 2011, and $29 million for the year ended December 31, 2010, and were included in general insurance expenses.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $182 million and $179 million as of December 31, 2012 and 2011, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory; while a portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

Accrued Postemployment Benefits

The Company provides severance-related postemployment benefits for home office employees. The net accumulated liability for these benefits was $29 million and $28 million as of December 31, 2012 and 2011, respectively.

The Company accrues postemployment benefits for agents’ health benefits for those agents who qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $11 million as of December 31, 2012 and 2011.

d.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million was amortized over 20 years and fully amortized by the end of 2012. The initial transition obligation represents the phased recognition on the Statutory Statements of Income of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section f. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Accumulated and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the pension and other postretirement projected and accumulated benefit obligation for vested and non-vested employees:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation for:
Vested employees	$2,355	$2,163	$363	$365
Non-vested employees	27	29	53	50

Total projected benefit obligation	$2,382	$2,192	$416	$415

Accumulated benefit obligation for:
Vested employees	$2,340	$2,148	$363	$365
Non-vested employees	8	12	53	50

Total accumulated benefit obligation	$2,348	$2,160	$416	$415

The following sets forth the change in the vested projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation, beginning of year	$2,163	$1,764	$365	$330
Service cost	59	42	4	4
Interest cost	92	95	14	16
Contributions by plan participants	-	-	11	10
Actuarial (gains) losses	26	59	(23)	(13)
Medicare prescription drug direct subsidy	-	-	2	2
Benefits paid	(93)	(95)	(29)	(27)
Change in discount rate	108	298	19	43

Projected benefit obligation, end of year	$2,355	$2,163	$363	$365

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the change in the vested accumulated benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Accumulated benefit obligation, beginning of year	$2,148	$1,743	$365	$330
Service cost	60	43	4	4
Interest cost	92	94	14	16
Contributions by plan participants	-	-	11	10
Actuarial (gains) losses	25	66	(23)	(13)
Medicare prescription drug direct subsidy	-	-	2	2
Benefits paid	(93)	(95)	(29)	(27)
Change in discount rate	108	297	19	43

Accumulated benefit obligation, end of year	$2,340	$2,148	$363	$365

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2012. A spot yield curve is developed from this data which is used to determine the present value for the obligation. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $77 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. For active participants, service was projected to the end of 2012 and pensionable earnings are projected to the date of probable termination. See Section h. of this Note, “Assumptions” for details on the discount rate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Plan assets

All investments of the qualified pension plan are invested through the Company’s group annuity contract. This contract invests in the General Investment Account (GIA) option of the Company, pooled separate accounts and nonpooled separate accounts. Pooled separate account assets support more than one group annuity contract and are managed by the Company. These assets are assigned for the purposes of allocating investment returns and asset gains and losses. Nonpooled separate accounts are managed by the Company and unaffiliated asset managers.

The Company’s qualified pension plan assets are as follows:

	December 31,
	2012	2011

	(In Millions)

Pension plan assets managed by the Company and affiliated asset managers:
General Investment Account Option	$222	$253
Babson Long Term Duration Bond Fund	155	141
Alternative Investment Separate Account	147	133
Oppenheimer Small Capitalization Core Fund	110	99
MM Premier Core Bond Fund	98	42
Oppenheimer International Growth Fund	96	72
Babson Enhanced Index Value Fund	76	65
Oppenheimer Large Core Fund	71	65
MM Premier Capital Appreciation Fund	55	48
MM Premier Strategic Emerging Markets Fund	49	35
Oppenheimer Large Capitalization Value Fund	36	39
Oppenheimer Real Estate Fund	24	21

	1,139	1,013

Pension plan assets managed by unaffiliated asset managers:
Goldman Sachs Asset Management Long Duration Bond Fund	158	144
Pacific Asset Management Company Long Duration Bond Fund	157	140
Harris International	96	68
T. Rowe Price Emerging Markets Stock Fund	49	36
MM Select Growth Opportunities Fund	46	38
MM Select Blue Chip Growth Fund	44	37
MM Select Small Cap Value Fund	39	33
MM Select Small Cap Growth Fund	37	33
MM Select Large Cap Value Fund	36	25

	662	554

Total qualified pension plan assets	$1,801	$1,567

The approximate amount of annual benefits to plan participants covered by a group annuity contract issued by the employer or related parties is estimated at $63 million in 2013.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as a private equity fund, an equity index exchange traded fund and a bond index exchange traded fund are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 25% to 35% domestic equity securities, 20% to 30% long duration bond securities, 15% to 25% GIA option, 13% to 18% international equity securities and 5% to 15% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s GIA option earns fixed interest, primarily comprised of an investment in an unallocated insurance contract, held by the Company. Approximately 13% and 16% of the assets of the Company’s pension plan were invested in the Company’s GIA option through the unallocated group annuity insurance contract as of December 31, 2012 and 2011, respectively.

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following presents the change in plan assets:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, beginning of year	$1,567	$1,438	$5	$5
Actual return on plan assets	197	69	-	-
Employer contributions	130	155	18	16
Contributions by plan participants	-	-	11	10
Benefits paid	(93)	(95)	(29)	(27)
Other	-	-	-	1

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5

The General Investment Account option is designed to provide stable, long-term investment growth. The option is backed by MassMutual’s GIA, which is a diversified portfolio composed primarily of high quality, fixed income investments, including public bonds, private placements, commercial mortgage loans and short-term investments.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the GIA option allocation by type of investment:

	December 31,
	2012	2011

Bonds	64%	65%
Mortgage loans	15	15
Partnerships and LLCs	7	7
Common stocks - subsidiaries and affiliates	5	5
Other investments	5	5
Cash and cash equivalents	3	2
Real estate	1	1

	100%	100%

The qualified pension plan invests in the following pooled and nonpooled separate account options:

Babson Long Term Duration Bond Fund is a nonpooled separate account subadvised by Babson Capital with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Alternative Investment Separate Account is a nonpooled separate account subadvised by Babson Capital. Babson Capital’s strategy includes holdings of private equity funds, hedge funds, a private real estate fund and an equity index exchange traded fund.

Oppenheimer Small Capitalization Core Fund is a pooled separate account subadvised by OFI Institutional Asset Management (OFI Institutional) that invests in domestic small-cap, mid-cap, other fixed-income securities and international small/mid-cap securities. The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The fund’s strategy uses separate fundamental research and quantitative models to select securities.

MM Premier Core Bond Fund is a pooled separate account subadvised by Babson Capital. It primarily invests in high-quality, investment grade bonds with selective and prudent investments in high yield bonds, which are deemed to provide an attractive risk/reward trade off. Security selection is an in-depth, bottom-up credit research process seeking securities with attractive yields among the corporate, U.S. government (treasury and agency) and mortgage and asset backed sectors.

Oppenheimer International Growth Fund is a pooled separate account subadvised by OFI Institutional that invests in international large-cap securities. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

Babson Enhanced Index Value Fund is a nonpooled separate account subadvised by Babson Capital that invests in domestic small-cap, mid-cap, large-cap and other fixed-income securities. The strategy is a large-cap value equity strategy that uses a systematic strategy that exploits market inefficiencies designed to outperform the fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Oppenheimer Large Core Fund is a nonpooled separate account subadvised by OFI Institutional that invests in a diversified mix of larger company stocks for capital appreciation potential. The strategy is a large-cap core equity strategy, where the portfolio managers combine fundamental research and quantitative models to identify investment opportunities among large, competitively advantaged companies whose earnings are growing faster than average, or whose shares appear to be mispriced by the market.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Premier Capital Appreciation Fund is a pooled separate account subadvised by OFI Institutional that invests primarily in domestic large-cap common stocks of growth companies. The strategy is a large-cap growth equity strategy that seeks companies in rapidly expanding industries that they believe may appreciate in value over the long- term.

MM Premier Strategic Emerging Markets Fund is a pooled separate account subadvised by Baring with an emerging markets equity strategy that invests in international emerging markets and seeks long-term capital growth. Baring determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

Oppenheimer Large Capitalization Value Fund is a nonpooled separate account subadvised by OFI Institutional that invests in domestic small-cap, mid-cap and large-cap common stocks. The fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The strategy is a large-cap value equity strategy that uses fundamental analyses to select securities for the fund that it believes are undervalued.

Oppenheimer Real Estate Fund is a pooled separate account that invests in an Oppenheimer mutual fund subadvised by CREA. This real estate strategy seeks out exposure to the commercial real estate market and uses a fundamental research driven approach to search for what are believed to be high quality companies in the Real Estate Investment Trust (REIT) market among other investments. REIT’s are publicly traded securities that sell like a stock on the major exchanges and which invest in real estate.

Goldman Sachs Asset Management Long Duration Bond Fund is a nonpooled separate account subadvised by Goldman Sachs Asset Management with a long duration bond strategy that invests in a diversified portfolio of fixed- income, short term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Pacific Investment Management Company Long Duration Bond Fund is a nonpooled separate account subadvised by Pacific Investment Management Company with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Harris International is a nonpooled separate account subadvised by Harris Associates that invests in international large-cap value securities and equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts, and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

T. Rowe Price Emerging Markets Stock Fund is a nonpooled separate account subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price) with an emerging markets equity strategy that seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America, Asia, Europe, Africa and the Middle East.

MM Select Growth Opportunities Fund is a pooled separate account subadvised by Sands Capital Management, LLC (Sands Capital) and Delaware Management Company (DMC) with a large-cap growth equity strategy. Sands Capital uses bottom-up, fundamental research and focuses on six key investment criteria: sustainable, above average earnings growth, a leadership position, competitive advantages, a value-added focus with a clear mission, financial strength and rational valuation. DMC seeks to select large-cap equities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital.

MM Select Blue Chip Growth Fund is a pooled separate account subadvised by T. Rowe Price that seeks growth of capital over the long-term. The strategy is a large cap growth equity strategy that seeks well-established companies with the potential for above-average earnings growth. In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Select Small Cap Growth Fund is a pooled separate account subadvised by Wadell & Reed, Wellington Management (Wellington) and Timberline Asset Management that invests in domestic small-cap equity securities and seeks long-term capital appreciation. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.

MM Select Small Cap Value Fund is a pooled separate account subadvised by Wellington and Barrow Hanley that seeks to maximize total return through investing primarily in small-cap equity securities. Wellington employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small-cap companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the fund to below average levels of risk.

MM Select Large Cap Value Fund is a pooled separate account subadvised by Columbia Management (Columbia) and Huber Capital (Huber). Columbia manages a dividend-focused strategy seeking a combination of high dividend payers, steady growing dividend payers and emerging dividend payers. Huber employs a more concentrated, deeper value strategy using a dividend discount model (DDM) as the basis for determining intrinsic value opportunities.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Pooled separate accounts: Valued using the unit value calculated based on the net asset value of the underlying pool of securities that are mutual funds. Mutual funds trade on one or more U.S. or foreign exchanges and the fair value is derived based on the closing prices for the underlying securities.

Nonpooled separate accounts: Valued primarily using the closing price reported on the active market on which the individual securities are traded.

Cash: Is stated at cost, which is equal to fair value and held by an unaffiliated bank.

General investment account: Liquidation value based on an actuarial formula as defined under the terms of the contract. There is no observable price.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2012

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$181	$-	$181
International large capitalization	-	96	-	96
U.S. small capitalization value	-	76	-	76
International emerging markets	-	49	-	49
Real estate	-	24	-	24
Bonds:
Diversified fixed-income	-	98	-	98

Total pooled separate accounts	-	524	-	524

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	134	-	-	134
U.S. mid capitalization	85	-	-	85
U.S. small capitalization	61	-	-	61
International large capitalization value	6	-	-	6
International small/mid capitalization	2	-	-	2
Corporate and other bonds	-	183	-	183
Long duration bonds	89	-	-	89
Short-term bonds	2	-	-	2
Government securities	-	174	-	174
Mortgage backed securities	-	5	-	5
Registered investment companies:
U.S. large capitalization	52	-	-	52
Emerging markets	49	-	-	49
Multi-strategy hedge funds	-	-	31	31
Limited partnerships:
International large capitalization value	-	-	96	96
Multi-strategy hedge funds	-	-	21	21
Private equity/venture capital	-	-	11	11
Asset backed securities	-	8	-	8
Real estate	-	-	32	32
Short-term cash equivalents	2	10	-	12
Cash	2	-	-	2

Total nonpooled separate accounts	484	380	191	1,055

Total general investment account option	-	-	222	222

Total	$484	$904	$413	$1,801

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2011

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$123	$-	$123
International large capitalization value	-	72	-	72
U.S. small capitalization value	-	66	-	66
International emerging markets	-	35	-	35
Real estate	-	21	-	21
Bonds:
Diversified fixed income	-	42	-	42

Total pooled separate accounts	-	359	-	359

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	143	-	-	143
U.S. mid capitalization	55	-	-	55
U.S. small capitalization	70	-	-	70
International large capitalization value	10	-	-	10
International small/mid capitalization	5	-	-	5
Corporate and other bonds	-	151	-	151
Long duration bonds	75	-	-	75
Short term bonds	3	-	-	3
Government securities	-	186	-	186
Mortgage backed securities	-	3	-	3
Registered investment companies:
U.S. large capitalization	49	-	-	49
Other fixed income	36	-	-	36
Multi-strategy hedge funds	-	30	-	30
Limited partnerships:
Diversified hedge fund	1	-	-	1
International large capitalization value	-	-	68	68
Multi-strategy hedge funds	-	19	-	19
Private equity/venture capital	-	4	-	4
Real estate	-	30	-	30
Short term cash equivalents	1	14	-	15
Cash	2	-	-	2

Total nonpooled separate accounts	450	437	68	955

Total general investment account option	-	-	253	253

Total	$450	$796	$321	$1,567

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets:

	Limited Partnerships

	International Large-Cap Value	Multi- Strategy Hedge Fund	Private Equity/ Venture Capital	Multi- Strategy Hedge Fund	Real Estate	General Investment Account Option	Total

	(In Millions)

Balance, January 1, 2012	$68	$-	$-	$-	$-	$253	$321
Realized gains	-	-	-	-	-	7	7
Unrealized gains	15	1	-	1	2	-	19
Purchases	13	-	7	-	-	38	58
Sales	-	-	-	-	-	(76)	(76)
Transfers to level 3	-	20	4	30	30	-	84

Balance, December 31, 2012	$96	$21	$11	$31	$32	$222	$413

	Limited Partnership

	International Large-Cap Value	General Investment Account Option	Total

	(In Millions)

Balance, January 1, 2011	$80	$242	$322
Realized gains	-	13	13
Unrealized losses	(12)	-	(12)
Purchases	-	76	76
Sales	-	(78)	(78)

Balance, December 31, 2011	$68	$253	$321

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on this criteria, there were no significant transfers in or out of Levels 1, 2 or 3 for the year ended December 31, 2012.

Postretirement Investments

The fair value of the postretirement benefits investments of $5 million as of December 31, 2012 and 2011 is categorized as Level 1 type investments and is invested in the domestic fixed-income fund. The fund is a money market mutual fund that seeks the maximum current income consistent with stability of principal. The fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service-years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial gains (losses) are variances between assumptions used and actual experience. These assumptions include return on assets, demographics and mortality. The unrecognized net actuarial gains (losses) are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after they occur. These are amortized for pension benefits into net periodic benefit cost over the remaining service-years of active employees and over the average remaining lifetime of eligible employees and retirees for other postretirement benefits.

The unrecognized net transition obligation represents the difference between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to current statutory guidance. This is amortized into net periodic benefit cost over a period of years from adoption through 2015 for pension benefits and through 2012 for other postretirement benefits.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss, unrecognized net transition obligation and the nonadmitted prepaid pension asset.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the funded status of the plans and shows how the funded status is reconciled to the net asset and/or liability recognized in the Statutory Statements of Financial Position:

	December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Prepaid benefit cost	$739	$721	$-	$-
Intangible assets	2	2	-	-
Nonadmitted asset	(739)	(721)	-	-

Total other assets	$2	$2	$-	$-

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5
Less: Projected benefit obligations, end of year	2,355	2,163	363	365

Funded status, projected benefit obligation	(554)	(596)	(358)	(360)
Unrecognized prior service cost	-	-	2	2
Unrecognized net actuarial losses	1,118	1,152	78	84
Unrecognized net transition obligation	2	2	-	4
Less: Assets nonadmitted	739	721	-	-

Accrued benefit cost recognized	(173)	(163)	(278)	(270)
Additional minimum liability	(366)	(418)	-	-

Total other liabilities	$(539)	$(581)	$(278)	$(270)

Fair value of plan assets, end of year	$1,801	$1,567	$5	$5
Less: Accumulated benefit obligations, end of year	2,340	2,148	363	365

Funded status, accumulated benefit obligation	$(539)	$(581)	$(358)	$(360)

The qualified pension plan was underfunded by $262 million and $319 million as of December 31, 2012 and 2011, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $292 million and $277 million as of December 31, 2012 and 2011, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in the net amount recognized is as follows:

	December 31,
	2012	2011

	Pension Benefits

	(In Millions)

Net amount recognized, including nonadmitted asset, beginning of year	$558	$500
Employer contributions	131	155
Net periodic cost	(123)	(97)

Subtotal net amount recognized, including nonadmitted asset	566	558
Nonadmitted asset	(739)	(721)

Accrued benefit cost recognized, end of year	$(173)	$(163)

An additional minimum liability is required if the plan’s accumulated benefit obligation exceeds plan assets and the net amount recognized. Increases and decreases in the additional minimum liability, less allowable intangible assets, are included in change in minimum liability included in surplus.

The following presents the additional minimum liability and shows the changes from prior year. The major contributors in the change from prior year include a lower discount rate resulting in a higher accumulated benefit obligation and growth in assets primarily due to company contributions to the qualified pension plan and market performance.

	December 31,
	2012	2011

	Pension Benefits

	(In Millions)

Change in additional minimum liability:
Accumulated benefit obligation, end of year	$(2,340)	$(2,148)
Fair value of plan assets, end of year	1,801	1,567

Funded status, accumulated benefit obligation	(539)	(581)
Less: Accrued benefit cost recognized, end of year	(173)	(163)

Additional minimum liability	$(366)	$(418)

The Company intends to fund $154 million to meet its expected obligations under its qualified and nonqualified pension plans and other postretirement benefit plans in 2013.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and included in general insurance expenses. The net periodic cost in the Statutory Statements of Income is as follows:

	Years Ended December 31,
	2012	2011	2012	2011

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Service cost	$59	$42	$4	$4
Interest cost	92	95	14	16
Expected return on plan assets	(122)	(105)	-	-
Amortization of unrecognized transition obligation	1	1	4	5
Amortization of unrecognized net actuarial and other losses	93	64	2	2

Total net periodic cost	$123	$97	$24	$27

The expected future pension and other postretirement benefit payments and Medicare prescription drug government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Drug Government Subsidy

	(In Millions)

2013	$80	$22	$(3)
2014	84	23	(3)
2015	89	23	(3)
2016	94	24	(3)
2017	98	25	(4)
2018-2022	566	134	(22)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense charged to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Pension	$123	$97	$89
Health	61	59	64
Thrift	28	28	29
Postretirement	24	27	31
Life	3	3	3
Disability	3	2	2
Postemployment	1	1	1
Other benefits	7	7	6

Total	$250	$224	$225

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

			December 31,
	2012	2011	2010	2012	2011	2010

	Pension Benefits			Other Postretirement Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	4.00%	4.35%	5.50%	3.80%	4.25%	5.30%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	4.35%	5.50%	5.95%	4.25%	5.30%	5.75%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	-	-	-	7.00%	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2020 and 2018 for 2012 and 2011, respectively.	-	-	-	5.00%	5.00%	5.00%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each asset class.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2012:

	One Percentage	One Percentage
	Point Increase	Point Decrease

	(In Millions)

Effect on total service and interest cost	$2	$(2)
Effect on other postretirement benefit obligations	36	(29)

14.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of share-based payment details representing the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	For the Years Ended
	December 31,
	2012	2011	2010

Weighted average grant date fair value (whole $):
PSAR granted during the year	$64.27	$62.77	$50.31
PRS granted during the year	64.34	62.83	50.31
Intrinsic value (in thousands):
PSAR options exercised	55,146	27,831	784
PRS liabilities paid	15,461	3,181	59
Fair value of shares vested during the year	76,536	51,620	53,678

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSARs and PRS vested and nonvested shares is as follows:

	PSARs			PRS

		Weighted Average			Weighted Average

	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms

	(In Thousands)	(Whole $)	(In Years)	(In Thousands)	(Whole $)	(In Years)

Outstanding as of January 1, 2011	4,148	$46.02	1.5	1,104	$42.39	3.6
Granted	883	62.77		313	62.83
Exercised	(1,597)	53.23		(49)	58.16
Forfeited	(79)	49.29		(45)	49.73

Outstanding as of December 31, 2011	3,355	46.82	1.1	1,323	46.32	3.3
Granted	887	64.27		312	64.34
Exercised	(1,562)	36.70		(241)	38.25
Forfeited	(28)	62.03		(34)	55.19

Outstanding as of December 31, 2012	2,652	58.56	1.6	1,360	51.67	3.2

Exercisable as of December 31, 2012	65	$42.07	-	-	$-	-

The PSARs compensation expense was $44 million, $29 million and $36 million for the years ended December 31, 2012, 2011 and 2010, respectively. The PSARs accrued compensation liability was $38 million and $50 million as of December 31, 2012 and 2011, respectively. Unrecognized compensation expense related to nonvested PSARs awards was $15 million, $8 million and $19 million as of December 31, 2012, 2011 and 2010, respectively. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation liability. The nonadmitted deferred tax benefit for the year ended December 31, 2012 was $1 million. There was no non-admitted deferred tax benefit for the year ended December 31, 2011. The nonadmitted deferred tax benefit for the year ended December 31, 2010 was $8 million.

The PRS compensation expense was $33 million, $23 million and $17 million for the years ended December 31, 2012, 2011 and 2010, respectively. The PRS accrued compensation liability was $63 million and $45 million as of December 31, 2012 and 2011, respectively. Unrecognized compensation expense related to nonvested PRS awards as of December 31, 2012, 2011 and 2010 was $44 million, $39 million and $44 million, respectively. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current share price, minus current compensation liability. The related nonadmitted deferred tax benefit for the years ended December 31, 2012, 2011 and 2010 was $4 million, $3 million and $5 million, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Federal income taxes

The Company provides for deferred income taxes based on an admissibility limitation of 15% of surplus and a three year reversal/realization period.

The net DTA or net DTL recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31, 2012

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$2,568	$75	$2,643
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,568	75	2,643
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,568	75	2,643
Total gross DTLs	(1,433)	(603)	(2,036)

Net admitted DTA(L)	$1,135	$(528)	$607

	December 31, 2011

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$4,829	$187	$5,016
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	4,829	187	5,016
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	4,829	187	5,016
Total gross DTLs	(3,655)	(303)	(3,958)

Net admitted DTA(L)	$1,174	$(116)	$1,058

		Change

	Ordinary	Capital	Total

		(In Millions)

Gross DTAs	$(2,261)	$(112)	$(2,373)
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	(2,261)	(112)	(2,373)
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	(2,261)	(112)	(2,373)
Total gross DTLs	2,222	(300)	1,922

Net admitted DTA(L)	$(39)	$(412)	$(451)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Pursuant to issued guidance, the Company is admitting DTAs for the current reporting period in accordance with the NAIC approved revisions effective for 2011 and 2012. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2012

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$24	$-	$24
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,003	75	1,078
2. Adjusted gross DTA allowed per limitation threshold	1,713	75	1,788

Lesser of lines 1 or 2	1,003	75	1,078
Total gross DTLs allowed per limitation threshold	1,541	-	1,541

Total admitted DTA realized within 3 years	$2,568	$75	$2,643

	December 31, 2011

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$85	$-	$85
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	913	187	1,100
2. Adjusted gross DTA allowed per limitation threshold	1,259	268	1,527

Lesser of lines 1 or 2	913	187	1,100
Total gross DTLs allowed per limitation threshold	3,831	-	3,831

Total admitted DTA realized within 3 years	$4,829	$187	$5,016

		Change

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$(61)	$-	$(61)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	90	(112)	(22)
2. Adjusted gross DTA allowed per limitation threshold	454	(193)	261

Lesser of lines 1 or 2	90	(112)	(22)
Total gross DTLs allowed per limitation threshold	(2,290)	-	(2,290)

Total admitted DTA realized within 3 years	$(2,261)	$(112)	$(2,373)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2012	2011

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	968%	965%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$11,921	$10,185

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

December 31, 2012

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	- %	- %	- %

December 31, 2011

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	6%	- %	6%

Change

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	-6%	- %	-6%

There are no reinsurance strategies included in the Company’s tax-planning.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Federal income tax benefit on operating earnings	$(124)	$(309)	$(264)
Foreign income tax expense on operating earnings	16	16	13

Total federal and foreign income tax benefit on operating earnings	(108)	(293)	(251)
Federal income tax expense (benefit) on net realized capital gains (losses)	(293)	174	18

Total federal and foreign income tax benefit	$(401)	$(119)	$(233)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

		December 31,
	2012	2011	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$786	$810	$(24)
Policy acquisition costs	514	488	26
Nonadmitted assets	447	501	(54)
Pension and compensation related items	332	343	(11)
Policyholders’ dividends	312	341	(29)
Tax credits	97	78	19
Expense items	55	32	23
Unrealized investment losses	25	2,098	(2,073)
Investment items	-	121	(121)
Other	-	17	(17)

Total ordinary DTAs	2,568	4,829	(2,261)
Nonadmitted DTAs	-	-	-

Admitted ordinary DTAs	2,568	4,829	(2,261)

Capital
Unrealized investment losses	75	82	(7)
Investment items	-	105	(105)

Total capital DTAs	75	187	(112)
Nonadmitted DTAs	-	-	-

Admitted capital DTAs	75	187	(112)

Admitted DTAs	2,643	5,016	(2,373)

DTLs:
Ordinary
Unrealized investment gains	495	2,975	(2,480)
Pension items	258	252	6
Deferred and uncollected premium	241	228	13
Investment items	207	-	207
Reserve for audits and settlements	4	-	4
Other	228	200	28

Total ordinary DTLs	1,433	3,655	(2,222)

Capital
Unrealized investment gains	603	303	300

Total capital DTLs	603	303	300

Total DTLs	2,036	3,958	(1,922)

Net admitted DTA	$607	$1,058	$(451)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes is comprised of the following:

	Years Ended
	December 31,
	2012	2011

	(In Millions)

Net DTA(L)	$(451)	$(369)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(100)	358

Change in net deferred income taxes	$(551)	$(11)

As of December 31, 2012, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $97 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Provision computed at statutory rate	$232	$286	$153
Nonadmitted assets	55	(42)	(129)
Foreign governmental income taxes	11	11	10
Expense items	3	10	(43)
Investment items	(91)	(330)	(179)
Tax credits	(40)	(38)	(40)
Change in reserve valuation basis	(9)	(4)	6
Other	(11)	(1)	(3)

Total statutory income tax expense (benefit)	$150	$(108)	$(225)

Federal and foreign income tax benefit	$(401)	$(119)	$(233)
Change in net deferred income taxes	551	11	8

Total statutory income tax expense (benefit)	$150	$(108)	$(225)

During the years ended December 31, 2012, 2011, and 2010, the Company received refunds of federal income taxes in the amounts of $26 million, $88 million and $309 million, respectively. As a result of the aforementioned refunds, there are no federal income taxes available for recovery as of the year ended December 31, 2012.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2012	$329
Gross change related to positions taken in prior years	(94)
Gross change related to positions taken in current year	(8)
Gross change related to settlements	-
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2012	$227

Included in the liability for unrecognized tax benefits as of December 31, 2012, are $214 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefit balance as of December 31, 2012, includes $10 million of unrecognized tax benefits net of indirect tax benefits of $3 million that, if recognized, would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized in the Company’s financial statements as of December 31, 2012 and 2011 was $19 million and $21 million, respectively. The Company has accrued no penalties related to the liability for unrecognized tax benefits.

The Internal Revenue Service (IRS) has completed its examination of the years 2007 and prior. The IRS is currently auditing the years 2008 through 2010. The Company does not expect a material change in its financial position or liquidity as a result of these audits. The Company is currently in litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 through 1997. In January 2012, the Company prevailed in the U.S. Court of Federal Claims, subject to the government’s right to appeal. The favorable effect of this decision has been reflected in the Company’s financial statements as of December 31, 2011, by recording a federal income tax benefit of $141 million in the Statutory Statements of Income, with a net increase of $58 million to Surplus. The Company recorded additional federal income tax impacts as of December 31, 2012, for tax years ended after 1997 by recording a net federal income tax benefit of $97 million in the Statutory Statements of Income, with a net increase of $16 million to Surplus. As of December 31, 2012 and 2011, the Company had no protective deposits recognized as admitted assets.

In July 2012, the IRS issued an industry directive that addressed the proper timing of partial worthlessness tax deductions claimed by insurance companies for certain securities, including regular interests in mortgage backed securities. In the fourth quarter of 2012, the Company recorded a net federal income tax benefit of $397 million in net realized capital gains, with a net decrease of $392 million in deferred tax assets recorded through surplus.

During 2012 the Company refined its method of allocating taxes to the AVR to better match its deferred tax assets. The impact of this refinement is included in the change in AVR, decreasing surplus by $57 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Small Business Jobs Act of 2010, enacted in September 2010, provided an additional one year extension of the 50% first year bonus depreciation for property placed in service in 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 became law on December 17, 2010. This Act allows the extension of 50% bonus depreciation through 2012 with the option of claiming 100% bonus depreciation for certain property placed in service after September 8, 2010, through 2011. The American Taxpayer Relief Act of 2012, signed into law on January 2, 2013, extended the 50% first year bonus depreciation to qualified property acquired and placed in service before January 1, 2014. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

16.	Transferable state tax credits

All transferable state tax credits have been used as of December 31, 2012.

17.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, currency exchange risk, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Investment and interest rate risks

Investment earnings can be influenced by a number of factors including changes in interest rates, credit spreads, equity markets, general economic conditions and asset allocation. The Company employs a rigorous asset/liability management process to help manage the economics related to investment risks, in particular interest rate risk.
As interest rates decline, certain securities are more susceptible to paydowns and prepayments. During such periods, the Company generally will not be able to reinvest the proceeds at comparable yields. Lower interest rates will likely result in lower net investment income and, if declines are sustained for a long period of time, the Company may be subject to reinvestment risks. Declining interest rates also result in increases in the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and interest credited to account holders. As interest rates decrease, investment spreads may contract as interest rates approach minimum guarantees, leading to an increased liability to the Company.

In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Credit and other market risks

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Since late 2006, declining U.S. housing prices led to higher delinquency and loss rates, reduced credit availability, and reduced liquidity in the residential loan and securities markets. The decline in housing prices was precipitated by several years of rising residential mortgage rates, relaxed underwriting standards by residential mortgage loan originators and substantial growth in affordable mortgage products including pay option adjustable rate mortgages and interest only loans.

The downturn in housing prices caused a decline in the credit performance of RMBS with unprecedented borrower defaults. Market pricing was affected both by the deterioration in fundamentals as well as by the reduced liquidity and higher risk premium demanded by investors. As measured by Case-Shiller’s home price index, house prices were flat to negative from mid-2011 to mid-2012; the index has turned positive more recently. Liquidation rates and foreclosure resolutions remain low but are above their post-crisis bottoms. Liquidity for securities was weak for most of 2011 but 2012 has seen increased liquidity and trading activity as market participants focus on relative value, improving fundamentals and the scarcity of RMBS due to a lack of new issuance. This has led to the highest post-crisis prices for all RMBS asset classes.

The Company has implemented a review process for determining the nature and timing of OTTI on securities containing these risk characteristics. Cash flows are modeled for all bonds deemed to be at risk for impairment using prepayment, default, and loan loss severity assumptions that vary according to collateral attributes and housing price trends since origination. These assumptions are reviewed quarterly and changes are made as market conditions warrant.

Internal models utilized in testing for impairment calculate the present value of cash flows expected to be received over the average life of the security, discounted at the purchase yield or discount margin. RMBS are highly sensitive to evolving conditions that can impair the cash flows realized by investors and the ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or default severities were to be worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI in light of changes in the expected performance of these assets. Weak new issue market conditions, coupled with uncertain rating agency requirements, continue to adversely affect lenders’ underwriting appetite for new financing arrangements and hence have diminished borrowers’ ability to refinance the underlying mortgages. Also, a further downturn of the economy and the real estate market and high levels of unemployment could result in continued defaults and ultimately, additional recognition of OTTI.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Further deterioration in economic fundamentals could affect management’s judgment regarding OTTI. In addition, deterioration in market conditions may affect carrying values assigned by management. These factors could negatively impact the Company’s results of operations, surplus and disclosed fair values.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lagged the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of each CDO investment may differ from the Company’s assumptions.

As of December 31, 2012, the securities with exposure to entities domiciled within Greece, Italy, Ireland, Portugal and Spain collectively accounted for less than 1% of invested assets held in the Company’s general account. These holdings are highly diversified and over 83% are comprised of investment grade-rated (NAIC) debt securities issued predominantly by domestic utilities and corporations with large global operations. Within these countries, the Company did not have any sovereign debt exposure and it did not hold any domestic bank-issued securities.

The Company has investments in European leveraged loans that have higher interest rates than investment grade debt instruments, reflecting additional risk of default. With a further slight improvement in the fourth quarter of 2012, the average secondary price of leveraged loans in Europe was up around 5% over the year as a whole, primarily driven by underlying corporate performance. Underlying concerns over the macroeconomic outlook and debt burden of certain parts of the Eurozone remain significant, but the Company’s direct exposure on loans to companies in these countries is limited. While progress has been made, the extent of refinancing required in the European loan market over the next three years remains relatively significant and uncertainty over the sources of this refinancing may lead to an increase in default rates going forward.

Current economic leading indicators remain sluggish and the uncertainty of the U.S. debt ceiling continues to be a factor for the Company’s commercial mortgage loan portfolio. The impact of this uncertainty on job growth and business sentiment indicates a slow, uneven economic growth outlook for 2013. Notwithstanding slowing GDP growth, commercial real estate is benefiting from slowly improving leasing fundamentals and limited new supply. The pace of recovery in office, industrial and retail sectors will slow in reaction to slower job growth while apartment and hotel market fundamentals appear sound. Investor appetite for steady cash flow has kept core pricing competitive and broadened the price recovery beyond coastal markets. Real estate markets are not uniform and there are clear leaders and laggards emerging. The Company continues to monitor global, national and local market fundamentals in both its new origination and the portfolio management functions.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OFI and Babson Capital. Total rental expense on net operating leases, recorded in general insurance expenses, was $79 million, $81 million and $82 million, which is net of $17 million, $22 million and $28 million of sublease receipts, for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2012 were as follows:

	Gross Operating	Affiliated	Net Operating
	Leases	Subleases	Leases

	(In Millions)

2013	$91	$15	$76
2014	80	9	71
2015	37	9	28
2016	32	9	23
2017	22	6	16
Thereafter	49	21	28

Total	$311	$69	$242

As of December 31, 2012, nonaffiliated subleases were less than $1 million.

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Since December 2008, the Company and MMHLLC have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against the Company and/or MMHLLC, and certain of its subsidiaries, seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. Certain of the lawsuits have been consolidated into three groups of suits pending in the U.S. District Court for the Southern District of New York. In February 2011, the parties in the consolidated federal litigation submitted to the court a proposed settlement agreement. In August 2011, the court entered an order and final judgment approving the settlement. Appeals have been filed and remain pending. The settlement, if affirmed on appeal, will not have a significant financial impact on the Company.

Additionally, a number of other lawsuits were filed in state courts in California, Colorado, Florida, Massachusetts, New Mexico, New York and Washington by investors in Tremont funds against Tremont, and in certain cases against the Company, MMHLLC and other defendants, raising claims similar to those in the consolidated federal litigation. Those cases are in various stages of litigation. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain other Tremont-managed funds to recover redemption payments received from BLMIS by certain of those Rye Select funds. In December 2010, the Trustee filed suit in the U.S. Bankruptcy Court for the Southern District of New York against Tremont, Oppenheimer Acquisition Corp., the Company and others. Certain of these Tremont funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. In September 2011, the court approved the proposed settlement with the Trustee that had been filed with the court in July. Certain parties have filed notices of appeal. In June 2012, the U.S. District Court for the Southern District of New York granted defendants’ motion to dismiss the appeals. The settlement, which has now been affirmed, did not have a significant financial impact on the Company.

On October 19, 2011, Golden Star, Inc. (Golden Star), plan administrator of the Golden Star Administrative Associates 401(k) Plan and Golden Star Bargaining Associates 401(k) Plan, filed a putative class action lawsuit in the U.S. District Court for the District of Massachusetts against the Company. Golden Star alleges, among other things, that the Company breached its alleged fiduciary duties while performing services to 401(k) plans and that certain of its actions constituted “Prohibited Transactions” under the Employee Retirement Income Security Act of 1974. The Company believes that it has numerous substantial defenses to the claims and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this action.

Christina Chavez (Chavez) filed a putative class action complaint against the Company in April 2010. Chavez alleges that the Company breached its obligations to its term life policyholders in California by not paying dividends on those policies. The parties are engaged in active discovery. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In 2009, numerous lawsuits (the Rochester Suits) were filed as putative class actions in connection with the investment performance of certain municipal bond funds advised by OFI and distributed by its subsidiary, OppenheimerFunds Distributor, Inc. The Rochester Suits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the funds contained misrepresentations and omissions, that the investment policies of the funds were not followed and that the funds and other defendants violated federal securities laws and regulations and certain state laws. The Rochester Suits have been consolidated into seven groups, one for each of the funds, in the U.S. district court in Colorado. Amended complaints and motions to dismiss were filed. In October 2011, the court issued an order granting and denying in part defendants’ motions to dismiss in five of the seven suits. In January 2012, the court granted a stipulated scheduling and discovery order in these actions. In September 2012, defendants opposed plaintiffs’ July 2012 motion for class certification and filed motions for partial summary judgment in several of the Rochester Suits. OFI believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In May 2009, the Company was named as a defendant in a private action related to certain losses in a bank owned life insurance (BOLI) policy issued by the Company. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against the Company, and it seeks to recover losses arising from investments pursuant to the BOLI policy. The Company believes it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In July 2012, Karen Bacchi filed a putative class action complaint against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of the statutorily prescribed limit. The matter is in the initial pleading stages. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In July 2012, members of the Keros family filed a putative class action complaint against the Company and its directors in federal court alleging breach of fiduciary duty related to an alleged violation of Massachusetts law concerning domestic mutual insurance company voting practices. The Company and directors’ motions to dismiss are pending. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2012 and 2011, the Company had approximately $75 million of unsecured funding commitments. The unsecured commitments are included in private placements in the table below. As of December 31, 2012 and 2011, the Company had not funded, nor had an outstanding balance due on these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2012 and 2011, the Company had approximately $82 million and $94 million of outstanding letter of credit arrangements, respectively. As of December 31, 2012 and 2011, the Company did not have a funding request attributable to these letter of credit arrangements.

As of December 31, 2012 and 2011, the Company approved financing of $2,048 million for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2012 and 2011, were $1,499 million and $1,221 million, respectively, with interest of $31 million, $34 million and $19 million for the years ended December 31, 2012, 2011 and 2010, respectively. The unfunded amount of the facility, totaling $549 million as of December 31, 2012, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day LIBOR.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2012, the Company had the following commitments:

					There-
	2013	2014	2015	2016	after	Total

			(In Millions)

Private placements	$1,395	$465	$555	$4	$24	$2,443
Mortgage loans	363	13	75	150	-	601
Partnerships and LLC	381	772	217	217	1,057	2,644
LIHTC investments (including equity contributions)	2	41	50	14	91	198

Total	$2,141	$1,291	$897	$385	$1,172	$5,886

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. There is no current obligation to make payments under these guarantees. As of December 31, 2012 and 2011, the Company had no outstanding obligations attributable to these guarantees.

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2012.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

($ In Millions)

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (CREA and Babson Capital), if the subsidiary is unable to pay.	-	The liabilities for these plans of $137 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life Insurance Company, MML Bay State Life Insurance Company, MassMutual Europe S.A. and MassMutual Japan).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates originating in 2004, 2007 and 2012 and some are in effect until 2023.	-	The future maximum potential obligations are immaterial to the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2012 are illustrated below:

		Separate	Separate
	General	Account w/	Account		% of
	Account	Guarantees	Nonguaranteed	Amount	Total

	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$6,937	$-	$-	$6,937	10%
At book value less current surrender charge of 5% or more	1,851	-	-	1,851	2
At fair value	-	12,105	35,780	47,885	67

Subtotal	8,788	12,105	35,780	56,673	79
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,706	478	-	4,184	6
Not subject to discretionary withdrawal	10,586	250	-	10,836	15

Total	$23,080	$12,833	$35,780	$71,693	100%

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2012 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$10,165
Policyholders’ reserves - individual annuities	7,592
Liabilities for deposit-type contracts	5,323

Subtotal	23,080

Separate Account Annual Statement:
Annuities	48,363
Other annuity contract deposit-funds and guaranteed interest contracts	250

Subtotal	48,613

Total	$71,693

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to outperform an established index based on the guarantee and (2) nonindexed, which fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2012 is as follows:

	Guaranteed

		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2012	$-	$-	$11,657	$11,657

Reserves at December 31, 2012:
For accounts with assets at:
Fair value	$250	$12,584	$38,358	$51,192

Subtotal	250	12,584	38,358	51,192
Nonpolicy liabilities	-	-	1,139	1,139

Total	$250	$12,584	$39,497	$52,331

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$12,105	$38,358	$50,463
At book value without market value adjustment and current surrender charge of less than 5%	-	479	-	479

Subtotal	-	12,584	38,358	50,942
Not subject to discretionary withdrawal	250	-	-	250
Nonpolicy liabilities	-	-	1,139	1,139

Total	$250	$12,584	$39,497	$52,331

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$11,750	$6,048	$4,357
Transfers from separate accounts	(6,097)	(5,466)	(4,998)

Subtotal	5,653	582	(641)
Reconciling adjustments:
Net deposits on deposit-type liabilities	1	377	547

Net transfers to (from) separate accounts	$5,654	$959	$(94)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

19.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69, “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows non-cash transactions primarily related to the following:

	Years Ended December 31,
	2012	2011	2010

	(In Millions)

Bank loan rollovers	$2,347	$1,716	$1,187
Bond conversions and refinancing	538	734	667
Mortgages converted to other invested assets	55	180	175
Other invested assets stock distributions	25	4	9
Interest capitalization for long-term debt	3	4	8
Net investment income payment-in-kind bonds	2	2	4
Stock conversions	1	106	529
Dividend reinvestment	-	4	8

The bank loan rollovers represent transactions processed as the result of rate resets on existing bank loans and are included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows.

20.	Subsequent events

The Company has evaluated subsequent events through February 22, 2013, the date the financial statements were available to be issued.

On January 1, 2013, the Company completed its acquisition of The Hartford’s Retirement Plans business. The transaction was primarily structured as a reinsurance agreement, under which the Company paid $355 million as a ceding commission.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Under the reinsurance agreement, which is structured on an indemnity reinsurance basis, the Company will assume 100% of the liabilities and obligations for the insurance contracts relating to The Hartford’s Retirement Plans business. In addition, the Company will reinsure contracts written on The Hartford’s policy form by the Company’s Retirement Services Division during a post-closing transition period which is expected to be 12 months. The obligations include two parts to the reinsurance agreement. First, a coinsurance agreement related to the GIA contracts under which the contract liabilities and the assets to support those liabilities were transferred to, and held by the Company. The assets and associated reserves and liabilities will be reported in the financial statements of the Company. Second, a modified coinsurance agreement related to the SIA contracts. The individual investments and reserves were not transferred to or held by the Company and therefore the assets and liabilities will not be reported in the financial statements of the Company. However, the Company will recognize a receivable or payable representing its rights and obligations under the modified coinsurance agreement.

No additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

21.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2012 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MML Private Equity Fund Investor LLC

MML Re Finance LLC

MMC Equipment Finance LLC

CB – Apts, LLC

CV Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MassMutual External Benefits Group LLC

MSC Holding Company, LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual International LLC

MML Investors Services, LLC

MML Realty Management Corporation

MassMutual International Holding MSC, Inc.

MassMutual Capital Partners LLC

First Mercantile Trust Company

MM Asset Management Holding LLC

Subsidiaries of MM Asset Management Holding LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corp. – 99%

MassMutual Baring Holding LLC

Babson Capital Finance, LLC

Subsidiary of MSC Holding Company, LLC

MassMutual Holding MSC, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

Jefferies Finance LLC – 45% (5% owned by Babson Capital Management LLC; remaining 50% owned by Jefferies

Group, Inc.)

580 Walnut Cincinnati LLC – 50%

Invicta Advisors LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2012	$378,096,660.04	$-	$378,096,660.04	$366,323,110.21	$(11,773,549.83)	$366,323,110.21	$333,086,072.58
September 30, 2012	816,573,456.06	-	816,573,456.06	788,350,822.82	(28,222,633.24)	788,350,822.82	697,683,288.85
June 30, 2012	912,025,936.52	-	912,025,936.52	890,494,220.76	(21,531,715.76)	890,494,220.76	708,872,106.49
March 31, 2012	1,095,018,529.18	-	1,095,018,529.18	1,058,132,041.09	(36,886,488.09)	1,058,132,041.09	841,095,012.78
December 31, 2011	1,090,904,993.06	-	1,090,904,993.06	1,056,761,288.41	(34,143,704.65)	1,056,761,288.41	754,310,837.90
September 30, 2011	762,320,631.78	-	762,320,631.78	738,510,047.63	(23,810,584.15)	738,510,047.63	546,494,231.96
June 30, 2011	1,130,732,656.14	-	1,130,732,656.14	1,078,535,670.23	(52,196,985.91)	1,078,535,670.23	839,143,290.12
March 31, 2011	1,097,705,351.09	-	1,097,705,351.09	1,068,852,203.67	(28,853,147.42)	1,068,852,203.67	816,688,348.33
December 31, 2010	968,742,508.30	-	968,742,508.30	950,111,416.81	(18,631,091.49)	950,111,416.81	708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals		$(106,853,708.32)			$(593,657,468.05)

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2012:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02146QAB9	$9,320,782.36	$-	$9,320,782.36	$9,139,853.14	$(180,929.22)	$9,139,853.14	$9,069,355.10
05946XYB3	23,896.52	-	23,896.52	18,328.94	(5,567.58)	18,328.94	45,891.37
05946XYP2	708,902.34	-	708,902.34	682,357.82	(26,544.52)	682,357.82	601,121.02
06652DAA7	4,284,094.76	-	4,284,094.76	4,233,256.04	(50,838.72)	4,233,256.04	4,126,959.91
07325VAG9	1,562,840.35	-	1,562,840.35	1,529,749.86	(33,090.49)	1,529,749.86	1,469,093.82
07389PAY6	191,771.23	-	191,771.23	170,306.13	(21,465.10)	170,306.13	166,754.27
07389VAA5	1,230,347.36	-	1,230,347.36	1,126,193.29	(104,154.07)	1,126,193.29	1,152,071.57
12479DAC2	8,267,444.20	-	8,267,444.20	7,152,586.32	(1,114,857.88)	7,152,586.32	6,469,046.14
126671UU8	44,313.44	-	44,313.44	43,756.33	(557.11)	43,756.33	38,210.80
12667GME0	11,694,439.04	-	11,694,439.04	11,592,782.36	(101,656.68)	11,592,782.36	10,905,416.84
12668A4B8	9,701,082.41	-	9,701,082.41	9,654,594.78	(46,487.63)	9,654,594.78	8,935,378.57
12668BE33	10,096,780.94	-	10,096,780.94	9,907,738.06	(189,042.88)	9,907,738.06	9,708,068.67
126694YM4	2,239,453.44	-	2,239,453.44	2,147,349.96	(92,103.48)	2,147,349.96	1,976,788.89
12669FW82	134,544.20	-	134,544.20	132,368.49	(2,175.71)	132,368.49	127,727.95
12669GRM5	1,968,489.18	-	1,968,489.18	1,869,461.50	(99,027.68)	1,869,461.50	1,791,163.16
12669UBB5	536,100.79	-	536,100.79	326,581.52	(209,519.27)	326,581.52	383,993.09
14453MAB0	5,552,661.69	-	5,552,661.69	5,439,992.43	(112,669.26)	5,439,992.43	4,786,048.19
23332UCM4	387,038.04	-	387,038.04	377,798.71	(9,239.33)	377,798.71	375,416.10
23332UDU5	13,297,438.84	-	13,297,438.84	13,134,362.56	(163,076.28)	13,134,362.56	12,046,704.60
26410QAJ0	190,460.58	-	190,460.58	-	(190,460.58)	-	371,126.04
30251YAB4	5,976,882.17	-	5,976,882.17	5,948,065.42	(28,816.75)	5,948,065.42	5,857,460.84
362480AD7	8,077,813.86	-	8,077,813.86	8,028,051.94	(49,761.92)	8,028,051.94	6,894,111.89
36290PAK3	3,590,762.57	-	3,590,762.57	1,721,505.21	(1,869,257.36)	1,721,505.21	2,196,822.08
39538WBH0	516.93	-	516.93	294.08	(222.85)	294.08	282.55
39539GAA0	2,935,620.22	-	2,935,620.22	2,920,843.03	(14,777.19)	2,920,843.03	2,722,406.86

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40430HBH0	$950.38	$-	$950.38	$606.90	$(343.48)	$606.90	$497.76
41161PHC0	5,318,247.22	-	5,318,247.22	5,246,310.10	(71,937.12)	5,246,310.10	5,700,952.48
43739EBJ5	6,841,957.03	-	6,841,957.03	6,706,025.82	(135,931.21)	6,706,025.82	6,036,046.50
45660LKW8	18,512,127.82	-	18,512,127.82	18,445,313.61	(66,814.21)	18,445,313.61	15,401,797.82
45660LYW3	2,590,706.25	-	2,590,706.25	2,411,095.54	(179,610.71)	2,411,095.54	2,119,690.21
45660N5H4	4,085,597.66	-	4,085,597.66	4,012,584.48	(73,013.18)	4,012,584.48	4,461,277.13
45660NQ24	1,149,455.15	-	1,149,455.15	1,119,069.15	(30,386.00)	1,119,069.15	1,341,982.04
456612AC4	11,219,948.33	-	11,219,948.33	11,200,404.46	(19,543.87)	11,200,404.46	9,832,091.02
45667WAC2	36,139.55	-	36,139.55	25,798.22	(10,341.33)	25,798.22	36,452.51
466247XE8	4,224,775.79	-	4,224,775.79	4,092,034.06	(132,741.73)	4,092,034.06	3,755,498.69
525221CD7	86,864.53	-	86,864.53	53,770.04	(33,094.49)	53,770.04	72,870.52
525221GM3	2,332,635.06	-	2,332,635.06	2,282,935.45	(49,699.61)	2,282,935.45	2,081,491.82
525221HA8	16,401,997.61	-	16,401,997.61	16,037,388.46	(364,609.15)	16,037,388.46	13,826,098.75
55027AAU4	3,729,293.25	-	3,729,293.25	3,628,919.72	(100,373.53)	3,628,919.72	3,675,404.51
576433G42	5,898,844.31	-	5,898,844.31	5,847,440.62	(51,403.69)	5,847,440.62	5,588,376.26
57643LMP8	1,439,272.59	-	1,439,272.59	1,401,499.80	(37,772.79)	1,401,499.80	1,089,840.42
61750SAB8	360,603.45	-	360,603.45	355,501.66	(5,101.79)	355,501.66	306,408.53
61755AAB2	12,085.50	-	12,085.50	10,763.33	(1,322.17)	10,763.33	6,471.10
61915RBB1	5,115,963.20	-	5,115,963.20	5,095,290.01	(20,673.19)	5,095,290.01	4,889,505.50
64352VPC9	1,356.32	-	1,356.32	553.50	(802.82)	553.50	909.94
65106FAB8	6,747,113.12	-	6,747,113.12	6,718,870.11	(28,243.01)	6,718,870.11	6,212,824.70
66987XBV6	15,239.24	-	15,239.24	15,073.00	(166.24)	15,073.00	12,181.73
75114GAC3	13,704,671.98	-	13,704,671.98	13,346,662.61	(358,009.37)	13,346,662.61	12,424,345.12
75114HAK3	3,812,242.51	-	3,812,242.51	3,641,050.77	(171,191.74)	3,641,050.77	2,731,962.22
75405KAG3	6,044.09	-	6,044.09	5,050.66	(993.43)	5,050.66	4,232.78
760985NZ0	54,796.47	-	54,796.47	45,518.12	(9,278.35)	45,518.12	36,010.92
76110GE23	4,314,078.81	-	4,314,078.81	4,097,768.60	(216,310.21)	4,097,768.60	4,277,733.62
76110GG62	4,350,445.04	-	4,350,445.04	4,056,131.23	(294,313.81)	4,056,131.23	4,268,758.70
76110GYL9	1,105,529.94	-	1,105,529.94	1,103,557.87	(1,972.07)	1,103,557.87	1,077,493.80
76110GZQ7	5,722,933.68	-	5,722,933.68	5,075,857.52	(647,076.16)	5,075,857.52	5,242,199.68
761118WP9	8,227,539.35	-	8,227,539.35	7,987,880.27	(239,659.08)	7,987,880.27	7,801,974.68
77277LAF4	38,874,645.93	-	38,874,645.93	37,914,893.16	(959,752.77)	37,914,893.16	30,679,065.88
77277LAH0	1,933,141.62	-	1,933,141.62	1,886,324.40	(46,817.22)	1,886,324.40	2,969,324.97
77277LAJ6	27,368,866.47	-	27,368,866.47	26,706,041.82	(662,824.65)	26,706,041.82	19,305,363.39
79548KXQ6	854,016.55	-	854,016.55	853,654.62	(361.93)	853,654.62	765,383.55
81379EAA0	217,866.27	-	217,866.27	197,747.65	(20,118.62)	197,747.65	207,574.07
863579HM3	982.37	-	982.37	601.34	(381.03)	601.34	1,857.50
86358HHX0	727,295.32	-	727,295.32	704,800.36	(22,494.96)	704,800.36	658,168.59
86358HRL5	24,838.33	-	24,838.33	19,696.11	(5,142.22)	19,696.11	19,315.57
86358R5Q6	126,261.83	-	126,261.83	118,691.91	(7,569.92)	118,691.91	103,356.43
86359BU82	18,520.16	-	18,520.16	16,577.86	(1,942.30)	16,577.86	54,488.33
86359DUL9	135,684.06	-	135,684.06	133,404.84	(2,279.22)	133,404.84	119,675.19
86359DUV7	2,532.67	-	2,532.67	1,796.94	(735.73)	1,796.94	1,918.92
86359LRW1	15,323,951.25	-	15,323,951.25	15,048,489.07	(275,462.18)	15,048,489.07	13,732,523.78
86360JAN1	2,453,060.78	-	2,453,060.78	2,436,076.21	(16,984.57)	2,436,076.21	2,235,923.08
86360KAF5	24,834,345.35	-	24,834,345.35	24,356,935.40	(477,409.95)	24,356,935.40	22,639,394.94
86361HAA2	9,286,566.20	-	9,286,566.20	8,875,908.50	(410,657.70)	8,875,908.50	7,673,626.93
88157QAL2	573,449.81	-	573,449.81	532,347.23	(41,102.58)	532,347.23	1,443,040.60
89789KAC9	14,229.51	-	14,229.51	11,365.94	(2,863.57)	11,365.94	131,384.68
92977YAY7	1,678,839.27	-	1,678,839.27	1,364,044.54	(314,794.73)	1,364,044.54	255,144.00
93934FJQ6	11,668,823.78	-	11,668,823.78	11,625,486.02	(43,337.76)	11,625,486.02	11,113,685.96
984582AA4	2,544,809.82	-	2,544,809.82	2,153,322.68	(391,487.14)	2,153,322.68	2,445,054.44
Totals	$378,096,660.04	$-	$378,096,660.04	$366,323,110.21	$(11,773,549.83)	$366,323,110.21	$333,086,072.58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2012:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$85,000.00	$-	$85,000.00	$20,000.00	$(65,000.00)	$20,000.00	$20,000.00
004421TD5	1,385,825.15	-	1,385,825.15	1,315,875.19	(69,949.96)	1,315,875.19	1,270,167.00
00442KAD3	3,211,011.30	-	3,211,011.30	3,167,443.77	(43,567.53)	3,167,443.77	2,684,789.02
02146QAB9	9,869,919.23	-	9,869,919.23	9,669,849.28	(200,069.95)	9,669,849.28	8,971,526.82
02147DAB7	8,170,690.96	-	8,170,690.96	8,103,775.43	(66,915.53)	8,103,775.43	7,895,446.07
02150MAB1	13,116,031.08	-	13,116,031.08	12,887,551.15	(228,479.93)	12,887,551.15	13,011,475.43
02660TBF9	250,071.28	-	250,071.28	145,570.58	(104,500.70)	145,570.58	1,040,778.77
02660TGN7	6,430,479.32	-	6,430,479.32	6,123,949.20	(306,530.12)	6,123,949.20	5,452,232.79
02660TGS6	5,479,176.12	-	5,479,176.12	5,365,612.13	(113,563.99)	5,365,612.13	4,687,198.15
02660THL0	816,498.41	-	816,498.41	806,453.97	(10,044.44)	806,453.97	747,179.44
02660TJB0	16,520,049.00	-	16,520,049.00	15,272,638.61	(1,247,410.39)	15,272,638.61	13,968,184.79
02660XAD6	2,707,500.01	-	2,707,500.01	2,568,739.18	(138,760.83)	2,568,739.18	2,670,016.74
026929AD1	6,086,467.38	-	6,086,467.38	5,859,618.06	(226,849.32)	5,859,618.06	5,471,643.42
03072SPD1	277,474.17	-	277,474.17	275,809.52	(1,664.65)	275,809.52	231,738.26
040104QN4	1,985,075.16	-	1,985,075.16	1,970,762.96	(14,312.20)	1,970,762.96	1,714,152.18
040104TF8	65,161.17	-	65,161.17	65,126.38	(34.79)	65,126.38	58,698.30
040104TG6	94,912.11	-	94,912.11	94,841.58	(70.53)	94,841.58	88,066.79
05950DAA8	8,051,249.93	-	8,051,249.93	7,888,415.28	(162,834.65)	7,888,415.28	7,653,912.29
06652DAA7	4,595,312.46	-	4,595,312.46	4,431,432.75	(163,879.71)	4,431,432.75	4,108,675.87
07325VAG9	1,667,229.09	-	1,667,229.09	1,634,135.74	(33,093.35)	1,634,135.74	1,488,340.58
07386HKS9	336,273.33	-	336,273.33	333,104.11	(3,169.22)	333,104.11	300,323.23
07386HMP3	998,207.17	-	998,207.17	986,566.99	(11,640.18)	986,566.99	905,110.80
07389PAY6	307,671.02	-	307,671.02	195,762.30	(111,908.72)	195,762.30	164,832.50
07389VAA5	1,273,548.32	-	1,273,548.32	1,233,817.70	(39,730.62)	1,233,817.70	1,118,009.35
12489WQH0	111,963.43	-	111,963.43	95,819.61	(16,143.82)	95,819.61	565,519.20
1248MEAA7	5,909,561.79	-	5,909,561.79	5,454,185.36	(455,376.43)	5,454,185.36	3,737,977.61
1248MGAJ3	56,112.67	-	56,112.67	55,111.01	(1,001.66)	55,111.01	50,369.09
1248MPAH7	196,783.15	-	196,783.15	140,799.20	(55,983.95)	140,799.20	215,557.17
126670LP1	4,922,394.55	-	4,922,394.55	4,212,606.10	(709,788.45)	4,212,606.10	4,477,464.00
126670QZ4	287,161.36	-	287,161.36	242,980.15	(44,181.21)	242,980.15	258,375.50
126671UU8	47,238.91	-	47,238.91	47,087.75	(151.16)	47,087.75	39,359.86
12667GCB7	134,932.18	-	134,932.18	134,006.56	(925.62)	134,006.56	130,120.33
12667GME0	12,516,809.19	-	12,516,809.19	12,146,740.32	(370,068.87)	12,146,740.32	10,727,475.66
12667GR62	1,899,370.86	-	1,899,370.86	1,844,305.56	(55,065.30)	1,844,305.56	1,727,108.17
12667NAC2	190,099.57	-	190,099.57	187,708.98	(2,390.59)	187,708.98	186,799.06
12668A3Q6	5,220,563.07	-	5,220,563.07	5,166,712.20	(53,850.87)	5,166,712.20	5,114,745.39
12668ACZ6	2,617,490.20	-	2,617,490.20	2,572,255.18	(45,235.02)	2,572,255.18	2,290,023.95
12668AEV3	8,397,184.43	-	8,397,184.43	8,063,626.87	(333,557.56)	8,063,626.87	7,733,322.03
12668BB77	16,813,583.21	-	16,813,583.21	16,165,081.37	(648,501.84)	16,165,081.37	15,267,740.77
12668BE33	10,608,729.70	-	10,608,729.70	10,309,768.18	(298,961.52)	10,309,768.18	9,534,877.39
126694YM4	2,318,172.61	-	2,318,172.61	2,317,787.17	(385.44)	2,317,787.17	1,998,319.41
12669FW82	807,603.10	-	807,603.10	728,333.68	(79,269.42)	728,333.68	638,614.83
12669GKH3	9,297,064.84	-	9,297,064.84	9,157,301.52	(139,763.32)	9,157,301.52	10,063,598.74
12669GUR0	2,510,151.11	-	2,510,151.11	2,426,569.22	(83,581.89)	2,426,569.22	2,126,517.86
12669UBB5	577,383.54	-	577,383.54	543,260.47	(34,123.07)	543,260.47	406,123.72
14453MAB0	5,994,542.93	-	5,994,542.93	5,822,082.94	(172,459.99)	5,822,082.94	4,701,559.98
14454AAB5	1,800,461.12	-	1,800,461.12	1,677,036.58	(123,424.54)	1,677,036.58	1,591,708.24
14983CAA3	984,170.40	-	984,170.40	969,590.10	(14,580.30)	969,590.10	815,714.71
22540VG71	130,709.14	-	130,709.14	130,675.08	(34.06)	130,675.08	130,025.32
22541SXR4	1,512,132.28	-	1,512,132.28	1,422,602.72	(89,529.56)	1,422,602.72	1,188,789.95

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
23243AAD8	$702,229.95	$-	$702,229.95	$681,454.17	$(20,775.78)	$681,454.17	$624,250.70
23245QAA7	1,628,273.50	-	1,628,273.50	1,589,532.01	(38,741.49)	1,589,532.01	1,566,167.19
23332UAC8	3,276,133.69	-	3,276,133.69	3,178,167.62	(97,966.07)	3,178,167.62	3,766,901.31
23332UAR5	6,741,362.58	-	6,741,362.58	6,559,992.29	(181,370.29)	6,559,992.29	7,018,715.96
23332UBV5	4,029,640.03	-	4,029,640.03	3,876,007.69	(153,632.34)	3,876,007.69	3,886,993.68
23332UCM4	403,592.75	-	403,592.75	396,879.36	(6,713.39)	396,879.36	368,092.05
23332UDU5	14,338,921.99	-	14,338,921.99	13,722,207.61	(616,714.38)	13,722,207.61	11,911,773.68
23332UFV1	1,077,072.50	-	1,077,072.50	997,406.70	(79,665.80)	997,406.70	933,919.73
251510NC3	11,830,571.08	-	11,830,571.08	10,964,975.47	(865,595.61)	10,964,975.47	6,836,695.19
28140XAE9	44,000.00	-	44,000.00	-	(44,000.00)	-	180,432.00
32051DV33	411,468.64	-	411,468.64	359,110.52	(52,358.12)	359,110.52	415,924.50
32113JAA3	524,407.05	-	524,407.05	489,022.15	(35,384.90)	489,022.15	437,139.43
362341L49	4,425,602.42	-	4,425,602.42	4,162,981.73	(262,620.69)	4,162,981.73	3,133,037.82
36242DBJ1	373,091.99	-	373,091.99	363,392.73	(9,699.26)	363,392.73	365,798.61
362480AD7	818,813.53	-	818,813.53	800,798.68	(18,014.85)	800,798.68	708,772.26
39538RBB4	8,837,531.53	-	8,837,531.53	8,671,538.79	(165,992.74)	8,671,538.79	7,719,420.61
39538WBH0	2,674.31	-	2,674.31	2,500.33	(173.98)	2,500.33	1,348.48
39538WFH6	7,107,201.63	-	7,107,201.63	6,829,766.21	(277,435.42)	6,829,766.21	6,207,709.49
39538WHF8	20,436,910.95	-	20,436,910.95	19,982,637.72	(454,273.23)	19,982,637.72	17,530,138.30
39539GAA0	3,131,528.68	-	3,131,528.68	3,040,304.05	(91,224.63)	3,040,304.05	2,779,958.90
40430HBH0	3,807.98	-	3,807.98	2,365.06	(1,442.92)	2,365.06	4,835.72
41161PFR9	874,319.04	-	874,319.04	870,422.32	(3,896.72)	870,422.32	836,750.57
41161PHU0	5,378,599.79	-	5,378,599.79	5,312,154.11	(66,445.68)	5,312,154.11	5,714,722.05
41161PKH5	333,249.83	-	333,249.83	317,782.31	(15,467.52)	317,782.31	328,714.19
41161PLR2	8,371,145.78	-	8,371,145.78	8,227,592.91	(143,552.87)	8,227,592.91	7,610,370.30
41161PMG5	10,265,049.13	-	10,265,049.13	10,057,344.02	(207,705.11)	10,057,344.02	8,933,425.54
41161PQU0	9,172,389.34	-	9,172,389.34	9,136,472.74	(35,916.60)	9,136,472.74	8,380,147.54
41161PSK0	3,478,271.55	-	3,478,271.55	3,454,855.94	(23,415.61)	3,454,855.94	3,116,817.04
41161PTN3	1,485,257.91	-	1,485,257.91	1,444,623.62	(40,634.29)	1,444,623.62	1,367,281.30
41161PWB5	4,646,026.49	-	4,646,026.49	4,602,682.04	(43,344.45)	4,602,682.04	4,113,910.79
41161PXH1	548,433.09	-	548,433.09	537,045.78	(11,387.31)	537,045.78	499,452.81
41164LAB5	8,448,415.82	-	8,448,415.82	8,180,637.98	(267,777.84)	8,180,637.98	6,432,440.57
41164YAB7	8,482,076.57	-	8,482,076.57	8,333,726.65	(148,349.92)	8,333,726.65	7,246,002.39
43739EBJ5	7,058,150.46	-	7,058,150.46	7,007,297.76	(50,852.70)	7,007,297.76	5,939,909.98
45071KDD3	839,825.09	-	839,825.09	749,122.18	(90,702.91)	749,122.18	759,242.51
45254NJG3	895,740.78	-	895,740.78	878,506.92	(17,233.86)	878,506.92	880,139.68
45254NJV0	766,580.95	-	766,580.95	755,961.94	(10,619.01)	755,961.94	720,069.78
45254NML8	1,125,979.69	-	1,125,979.69	1,068,860.98	(57,118.71)	1,068,860.98	971,152.92
45254NNP8	9,403,371.46	-	9,403,371.46	9,242,236.34	(161,135.12)	9,242,236.34	8,852,219.04
45254NPA9	3,389,379.80	-	3,389,379.80	3,190,682.08	(198,697.72)	3,190,682.08	3,089,441.21
45254NPU5	3,497,954.43	-	3,497,954.43	3,226,170.03	(271,784.40)	3,226,170.03	3,586,159.25
45254TSM7	2,704,824.59	-	2,704,824.59	2,648,494.36	(56,330.23)	2,648,494.36	2,249,586.79
452570AA2	38,044.53	-	38,044.53	36,590.40	(1,454.13)	36,590.40	36,303.60
45257EAA2	2,672,524.41	-	2,672,524.41	2,598,631.98	(73,892.43)	2,598,631.98	2,219,789.35
45660LKW8	19,422,015.89	-	19,422,015.89	18,851,953.78	(570,062.11)	18,851,953.78	14,706,208.59
45660LW96	1,890,980.36	-	1,890,980.36	1,882,259.02	(8,721.34)	1,882,259.02	1,776,779.42
45660LYW3	2,651,096.95	-	2,651,096.95	2,621,771.19	(29,325.76)	2,621,771.19	2,114,696.81
45660N2J3	3,200,163.07	-	3,200,163.07	3,186,018.57	(14,144.50)	3,186,018.57	3,533,256.10
45660NS30	1,704,040.33	-	1,704,040.33	1,697,430.89	(6,609.44)	1,697,430.89	1,511,345.12
45660NT96	1,772,999.59	-	1,772,999.59	1,739,284.08	(33,715.51)	1,739,284.08	2,163,248.96
456612AC4	11,961,695.73	-	11,961,695.73	11,531,113.16	(430,582.57)	11,531,113.16	9,704,906.36
46412AAD4	4,450,689.02	-	4,450,689.02	2,777,199.64	(1,673,489.38)	2,777,199.64	4,146,653.29
466247UG6	1,765,463.00	-	1,765,463.00	1,745,471.77	(19,991.23)	1,745,471.77	1,671,013.64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
466247XE8	$4,528,510.15	$-	$4,528,510.15	$4,344,059.17	$(184,450.98)	$4,344,059.17	$3,759,851.11
46627MBQ9	9,095,045.46	-	9,095,045.46	8,754,441.61	(340,603.85)	8,754,441.61	7,789,362.95
46629BAR0	3,063,023.79	-	3,063,023.79	3,046,423.87	(16,599.92)	3,046,423.87	2,525,241.11
525221AJ6	1,920,906.01	-	1,920,906.01	1,828,241.78	(92,664.23)	1,828,241.78	1,633,344.92
525221CD7	99,549.31	-	99,549.31	85,811.54	(13,737.77)	85,811.54	67,177.70
525221HA8	16,974,165.86	-	16,974,165.86	16,922,984.16	(51,181.70)	16,922,984.16	12,633,102.93
525226AL0	1,047,118.57	-	1,047,118.57	975,947.93	(71,170.64)	975,947.93	352,987.74
525229AG5	386,538.40	-	386,538.40	364,494.80	(22,043.60)	364,494.80	216,089.08
52524VAG4	8,880,642.30	-	8,880,642.30	8,448,297.51	(432,344.79)	8,448,297.51	7,860,943.53
52524YAF0	7,938,173.02	-	7,938,173.02	7,633,009.65	(305,163.37)	7,633,009.65	6,686,867.82
550279AA1	3,558,070.71	-	3,558,070.71	3,455,606.28	(102,464.43)	3,455,606.28	3,262,598.43
55027AAR1	7,952,505.19	-	7,952,505.19	7,813,568.33	(138,936.86)	7,813,568.33	6,320,491.78
55027BAA6	10,884,773.60	-	10,884,773.60	10,566,744.11	(318,029.49)	10,566,744.11	9,346,869.47
576433H33	283,667.90	-	283,667.90	272,217.42	(11,450.48)	272,217.42	261,734.57
576433RU2	1,353,577.12	-	1,353,577.12	1,272,352.70	(81,224.42)	1,272,352.70	1,124,196.89
576433SE7	1,367,493.57	-	1,367,493.57	1,291,443.14	(76,050.43)	1,291,443.14	881,619.00
57643LMP8	1,521,589.02	-	1,521,589.02	1,467,456.62	(54,132.40)	1,467,456.62	1,080,718.39
589929N38	1,128,343.17	-	1,128,343.17	1,124,608.38	(3,734.79)	1,124,608.38	1,121,005.99
589929X29	3,219,135.72	-	3,219,135.72	3,162,749.88	(56,385.84)	3,162,749.88	3,083,514.94
59020UQ57	3,216,569.32	-	3,216,569.32	3,134,642.91	(81,926.41)	3,134,642.91	2,056,200.40
617463AA2	15,957.84	-	15,957.84	15,572.05	(385.79)	15,572.05	12,714.50
61748HAA9	10,679.44	-	10,679.44	10,549.38	(130.06)	10,549.38	11,455.55
61750FAE0	700,285.02	-	700,285.02	688,486.26	(11,798.76)	688,486.26	607,105.55
61753KAB2	121,326.36	-	121,326.36	64,367.48	(56,958.88)	64,367.48	61,996.57
61757MAB4	2,139,886.61	-	2,139,886.61	1,570,104.92	(569,781.69)	1,570,104.92	2,041,732.19
61915RBB1	5,370,697.25	-	5,370,697.25	5,254,499.28	(116,197.97)	5,254,499.28	4,941,918.72
638728AC9	1,805,925.45	-	1,805,925.45	1,647,260.90	(158,664.55)	1,647,260.90	1,656,632.29
64352VNY3	2,771,152.24	-	2,771,152.24	2,267,069.86	(504,082.38)	2,267,069.86	1,837,659.00
64352VPC9	8,338.54	-	8,338.54	4,623.94	(3,714.60)	4,623.94	6,138.11
65106FAB8	7,183,924.50	-	7,183,924.50	7,147,231.17	(36,693.33)	7,147,231.17	6,400,260.04
65535VUS5	1,434,863.05	-	1,434,863.05	1,302,986.92	(131,876.13)	1,302,986.92	1,251,562.72
68383NBZ5	4,000,850.81	-	4,000,850.81	3,745,222.49	(255,628.32)	3,745,222.49	3,941,383.87
68383NCA9	16,533,784.14	-	16,533,784.14	16,234,620.96	(299,163.18)	16,234,620.96	16,981,217.67
68383NCD3	2,675,434.84	-	2,675,434.84	2,604,043.22	(71,391.62)	2,604,043.22	2,572,371.00
68383NDT7	6,481,943.18	-	6,481,943.18	6,369,680.71	(112,262.47)	6,369,680.71	5,205,734.12
68383NDW0	5,825,533.09	-	5,825,533.09	5,649,906.06	(175,627.03)	5,649,906.06	4,145,042.55
74922AAA5	10,526,116.43	-	10,526,116.43	9,677,646.46	(848,469.97)	9,677,646.46	7,633,577.61
74922MAB7	7,248,372.12	-	7,248,372.12	6,714,771.76	(533,600.36)	6,714,771.76	6,715,310.51
74922MAC5	707,323.17	-	707,323.17	660,547.34	(46,775.83)	660,547.34	699,536.00
75114GAC3	14,411,026.37	-	14,411,026.37	13,941,542.93	(469,483.44)	13,941,542.93	11,356,754.41
75114HAD9	13,608,091.32	-	13,608,091.32	13,060,457.61	(547,633.71)	13,060,457.61	11,126,549.82
75114HAK3	4,204,427.10	-	4,204,427.10	3,727,063.95	(477,363.15)	3,727,063.95	2,461,201.96
75405KAG3	11,830.73	-	11,830.73	7,862.00	(3,968.73)	7,862.00	7,577.91
76110GE23	4,391,658.82	-	4,391,658.82	4,387,721.30	(3,937.52)	4,387,721.30	4,357,038.85
76110GUG4	1,147,028.99	-	1,147,028.99	1,119,058.74	(27,970.25)	1,119,058.74	1,098,963.42
761118NN4	7,313,920.69	-	7,313,920.69	6,861,943.31	(451,977.38)	6,861,943.31	6,785,487.46
761118RJ9	276,531.77	-	276,531.77	266,120.78	(10,410.99)	266,120.78	252,111.95
77277LAF4	39,517,587.09	-	39,517,587.09	38,874,645.93	(642,941.16)	38,874,645.93	26,606,966.38
77277LAH0	1,964,959.14	-	1,964,959.14	1,933,141.62	(31,817.52)	1,933,141.62	2,572,624.78
77277LAJ6	27,814,860.59	-	27,814,860.59	27,368,866.47	(445,994.12)	27,368,866.47	16,742,920.30
81378EAA1	1,925,635.35	-	1,925,635.35	1,829,366.14	(96,269.21)	1,829,366.14	1,842,362.88
81379EAA0	246,817.09	-	246,817.09	236,120.61	(10,696.48)	236,120.61	207,882.97
83613GAA7	2,012,128.31	-	2,012,128.31	1,894,346.96	(117,781.35)	1,894,346.96	1,930,801.74

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
863579HM3	$2,958.38	$-	$2,958.38	$1,663.65	$(1,294.73)	$1,663.65	$2,719.25
86359BU82	48,193.66	-	48,193.66	26,315.63	(21,878.03)	26,315.63	24,054.29
86360JAA9	9,190,506.61	-	9,190,506.61	8,389,847.79	(800,658.82)	8,389,847.79	6,481,882.57
86360JAE1	6,854,732.97	-	6,854,732.97	6,511,222.23	(343,510.74)	6,511,222.23	5,317,343.11
86360KAF5	26,074,176.98	-	26,074,176.98	25,895,531.95	(178,645.03)	25,895,531.95	23,412,386.09
86360UAF3	3,138,149.64	-	3,138,149.64	3,009,035.04	(129,114.60)	3,009,035.04	2,753,523.93
86362HAA1	7,317,300.14	-	7,317,300.14	7,305,095.32	(12,204.82)	7,305,095.32	6,677,392.01
88157QAL2	648,398.13	-	648,398.13	567,274.44	(81,123.69)	567,274.44	1,394,925.58
89789KAC9	20,085.78	-	20,085.78	15,044.02	(5,041.76)	15,044.02	16,248.72
92922F4M7	3,796,821.22	-	3,796,821.22	3,662,184.15	(134,637.07)	3,662,184.15	3,359,468.93
92922F5T1	6,349,746.87	-	6,349,746.87	6,082,648.99	(267,097.88)	6,082,648.99	5,770,123.31
92922FB72	1,044,633.17	-	1,044,633.17	1,024,610.17	(20,023.00)	1,024,610.17	1,021,754.74
92922FJ25	5,517,864.48	-	5,517,864.48	5,358,099.61	(159,764.87)	5,358,099.61	4,984,701.82
92922FZF8	7,110,463.72	-	7,110,463.72	7,056,485.15	(53,978.57)	7,056,485.15	7,480,813.93
92925CBB7	3,657,148.66	-	3,657,148.66	3,509,428.92	(147,719.74)	3,509,428.92	3,067,040.60
92977YAY7	1,710,312.44	-	1,710,312.44	1,674,947.94	(35,364.50)	1,674,947.94	257,348.00
939336X65	9,716,858.34	-	9,716,858.34	9,515,392.27	(201,466.07)	9,515,392.27	10,498,736.16
93934FHC9	6,877,031.30	-	6,877,031.30	6,575,156.56	(301,874.74)	6,575,156.56	5,456,555.03
93934FJQ6	12,186,984.18	-	12,186,984.18	12,035,963.57	(151,020.61)	12,035,963.57	10,519,269.00
Totals	$816,573,456.06	$-	$816,573,456.06	$788,350,822.82	$(28,222,633.24)	$788,350,822.82	$697,683,288.85

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2012:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$200,000.00	$-	$200,000.00	$85,000.00	$(115,000.00)	$85,000.00	$85,000.00
004421TD5	1,431,855.30	-	1,431,855.30	1,363,868.44	(67,986.86)	1,363,868.44	1,153,173.00
00442JAE4	3,862,291.68	-	3,862,291.68	3,851,473.26	(10,818.42)	3,851,473.26	3,572,149.48
00442KAD3	3,369,186.36	-	3,369,186.36	3,302,832.79	(66,353.57)	3,302,832.79	2,132,351.50
02146QAB9	10,287,869.59	-	10,287,869.59	10,218,956.32	(68,913.27)	10,218,956.32	7,537,246.63
02147CAA1	7,107,918.64	-	7,107,918.64	6,969,965.32	(137,953.32)	6,969,965.32	6,342,616.04
02147DAB7	8,606,269.92	-	8,606,269.92	8,562,519.86	(43,750.06)	8,562,519.86	6,556,038.08
02150MAB1	13,771,067.83	-	13,771,067.83	13,669,332.80	(101,735.03)	13,669,332.80	13,557,560.71
02660TBF9	282,099.51	-	282,099.51	253,604.97	(28,494.54)	253,604.97	1,028,856.60
02660TGN7	6,692,845.69	-	6,692,845.69	6,584,228.33	(108,617.36)	6,584,228.33	4,775,635.84
02660TGS6	5,649,878.60	-	5,649,878.60	5,532,070.58	(117,808.02)	5,532,070.58	3,903,949.03
02660THL0	1,238,687.87	-	1,238,687.87	1,197,189.92	(41,497.95)	1,197,189.92	1,030,696.83
02660TJB0	17,108,199.57	-	17,108,199.57	16,917,717.88	(190,481.69)	16,917,717.88	12,785,540.98
02660WAC0	13,255,792.13	-	13,255,792.13	12,728,320.95	(527,471.18)	12,728,320.95	9,450,333.83
02660XAD6	9,023,202.20	-	9,023,202.20	8,882,491.32	(140,710.88)	8,882,491.32	7,904,039.85
026929AA7	7,231,924.69	-	7,231,924.69	7,195,941.59	(35,983.10)	7,195,941.59	6,895,829.36
026929AD1	6,311,562.31	-	6,311,562.31	6,160,569.79	(150,992.52)	6,160,569.79	4,307,184.73
040104QN4	2,176,680.39	-	2,176,680.39	2,141,977.65	(34,702.74)	2,141,977.65	1,663,011.91
040104RV5	1,649,861.14	-	1,649,861.14	1,615,029.38	(34,831.76)	1,615,029.38	1,406,395.36
055294AA0	2,225,393.89	-	2,225,393.89	2,183,996.71	(41,397.18)	2,183,996.71	2,038,217.83
05949ALH1	1,621,893.67	-	1,621,893.67	1,620,419.54	(1,474.13)	1,620,419.54	1,596,127.11
05949CCB0	656,838.44	-	656,838.44	626,385.03	(30,453.41)	626,385.03	649,367.68
07325VAG9	1,735,629.35	-	1,735,629.35	1,723,028.99	(12,600.36)	1,723,028.99	1,273,366.93
07384MW40	88,210.20	-	88,210.20	87,977.52	(232.68)	87,977.52	84,711.88
07384YCD6	4,537,996.34	-	4,537,996.34	4,513,940.23	(24,056.11)	4,513,940.23	3,866,023.93

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
073854AB7	$10,873,710.45	$-	$10,873,710.45	$10,623,347.48	$(250,362.97)	$10,623,347.48	$10,432,056.29
07386HSP7	4,689,009.73	-	4,689,009.73	4,642,803.64	(46,206.09)	4,642,803.64	3,471,488.87
073879Z92	7,378,319.99	-	7,378,319.99	7,185,484.66	(192,835.33)	7,185,484.66	4,726,061.37
07389VAA5	1,318,932.07	-	1,318,932.07	1,280,083.52	(38,848.55)	1,280,083.52	1,097,200.81
07401LAA1	10,399,215.66	-	10,399,215.66	10,211,138.77	(188,076.89)	10,211,138.77	7,737,082.30
07820QAY1	10,244,033.14	-	10,244,033.14	10,084,183.24	(159,849.90)	10,084,183.24	7,631,582.53
12667GCB7	143,614.09	-	143,614.09	141,535.45	(2,078.64)	141,535.45	113,681.08
12667GME0	13,002,918.82	-	13,002,918.82	12,904,511.72	(98,407.10)	12,904,511.72	9,057,198.55
12667GS20	9,653,506.47	-	9,653,506.47	9,511,658.52	(141,847.95)	9,511,658.52	7,409,946.62
12668AEV3	8,700,864.26	-	8,700,864.26	8,657,056.30	(43,807.96)	8,657,056.30	7,004,721.42
12668BB77	17,547,512.32	-	17,547,512.32	17,438,286.35	(109,225.97)	17,438,286.35	13,341,926.58
126694N46	238,636.82	-	238,636.82	231,415.75	(7,221.07)	231,415.75	171,330.74
12669FW82	851,239.78	-	851,239.78	847,589.63	(3,650.15)	847,589.63	647,311.89
12669FXR9	370,494.06	-	370,494.06	366,193.11	(4,300.95)	366,193.11	307,570.41
12669GKH3	9,657,789.05	-	9,657,789.05	9,626,283.07	(31,505.98)	9,626,283.07	8,224,615.71
12669GRQ6	4,726,256.52	-	4,726,256.52	4,661,996.18	(64,260.34)	4,661,996.18	4,014,966.39
12669GTV3	259,652.30	-	259,652.30	249,772.89	(9,879.41)	249,772.89	211,949.32
12669GUR0	2,597,195.38	-	2,597,195.38	2,570,000.85	(27,194.53)	2,570,000.85	2,005,653.32
14453MAB0	6,510,444.56	-	6,510,444.56	6,287,272.76	(223,171.80)	6,287,272.76	4,814,360.57
14454AAB5	2,010,836.64	-	2,010,836.64	1,921,516.72	(89,319.92)	1,921,516.72	1,169,687.55
14983CAA3	1,062,031.79	-	1,062,031.79	999,049.90	(62,981.89)	999,049.90	805,764.20
22943HAD8	6,668,798.61	-	6,668,798.61	6,106,933.18	(561,865.43)	6,106,933.18	2,462,010.00
23243AAD8	756,348.29	-	756,348.29	752,029.25	(4,319.04)	752,029.25	627,320.41
23321P6A1	6,365,678.30	-	6,365,678.30	6,352,809.55	(12,868.75)	6,352,809.55	6,304,418.22
23332UAR5	7,184,122.90	-	7,184,122.90	6,977,311.03	(206,811.87)	6,977,311.03	6,088,532.73
23332UBG8	4,829,464.62	-	4,829,464.62	4,803,542.84	(25,921.78)	4,803,542.84	4,236,755.99
23332UBV5	4,226,881.85	-	4,226,881.85	4,136,244.85	(90,637.00)	4,136,244.85	3,452,468.99
23332UCM4	425,661.23	-	425,661.23	419,406.25	(6,254.98)	419,406.25	316,927.03
23332UDU5	15,161,149.93	-	15,161,149.93	14,909,013.37	(252,136.56)	14,909,013.37	11,082,888.05
23332UFV1	1,124,568.71	-	1,124,568.71	1,099,842.01	(24,726.70)	1,099,842.01	781,834.55
251510EH2	26,882,770.36	-	26,882,770.36	26,866,304.62	(16,465.74)	26,866,304.62	26,880,066.39
251510FB4	4,270,275.32	-	4,270,275.32	4,196,350.93	(73,924.39)	4,196,350.93	3,631,606.94
30251YAB4	6,357,372.84	-	6,357,372.84	6,245,225.03	(112,147.81)	6,245,225.03	5,452,636.22
32051DV33	137,807.13	-	137,807.13	137,159.30	(647.83)	137,159.30	133,197.33
32053LAA0	154,571.30	-	154,571.30	145,156.35	(9,414.95)	145,156.35	140,283.47
32113JAA3	535,759.12	-	535,759.12	531,717.71	(4,041.41)	531,717.71	372,539.44
36185NXT2	156,720.67	-	156,720.67	66,042.17	(90,678.50)	66,042.17	286,175.91
36242DBJ1	827,700.02	-	827,700.02	826,427.41	(1,272.61)	826,427.41	791,983.59
39538RBB4	9,235,052.70	-	9,235,052.70	9,161,868.90	(73,183.80)	9,161,868.90	6,512,187.42
39538WFH6	7,446,871.83	-	7,446,871.83	7,388,250.67	(58,621.16)	7,388,250.67	5,212,964.28
39538WHF8	21,165,329.45	-	21,165,329.45	20,819,111.57	(346,217.88)	20,819,111.57	14,494,086.18
41161PHC0	5,663,138.76	-	5,663,138.76	5,571,887.86	(91,250.90)	5,571,887.86	4,657,833.18
41161PHU0	5,574,767.28	-	5,574,767.28	5,545,485.20	(29,282.08)	5,545,485.20	4,933,438.31
41161PKH5	358,341.70	-	358,341.70	350,459.48	(7,882.22)	350,459.48	279,909.18
41161PLR2	8,744,109.73	-	8,744,109.73	8,623,527.46	(120,582.27)	8,623,527.46	7,001,090.12
41161PMG5	10,907,650.36	-	10,907,650.36	10,675,036.33	(232,614.03)	10,675,036.33	8,384,590.26
41161PQU0	9,626,881.95	-	9,626,881.95	9,511,928.93	(114,953.02)	9,511,928.93	7,153,603.90
41161PTN3	1,567,226.31	-	1,567,226.31	1,530,481.28	(36,745.03)	1,530,481.28	1,227,098.07
41161PWB5	4,792,597.54	-	4,792,597.54	4,742,660.23	(49,937.31)	4,742,660.23	3,425,757.56
41164LAB5	9,025,230.86	-	9,025,230.86	8,802,389.69	(222,841.17)	8,802,389.69	6,136,334.93
41164YAB7	8,783,262.95	-	8,783,262.95	8,626,488.00	(156,774.95)	8,626,488.00	6,415,095.86
43739EAP2	14,784,174.76	-	14,784,174.76	14,453,507.95	(330,666.81)	14,453,507.95	12,736,364.43
43739EBS5	6,644,926.54	-	6,644,926.54	6,613,195.04	(31,731.50)	6,613,195.04	5,994,185.62

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45071KDD3	$874,479.83	$-	$874,479.83	$843,040.88	$(31,438.95)	$843,040.88	$591,187.65
45254NFY8	1,038,063.72	-	1,038,063.72	963,823.44	(74,240.28)	963,823.44	905,686.67
45254NJG3	983,177.00	-	983,177.00	929,554.25	(53,622.75)	929,554.25	859,472.92
45254NJV0	792,655.77	-	792,655.77	780,003.42	(12,652.35)	780,003.42	687,882.12
45254NKF3	3,837,676.15	-	3,837,676.15	3,683,101.32	(154,574.83)	3,683,101.32	3,959,710.64
45254NKX4	4,478,860.96	-	4,478,860.96	4,422,738.27	(56,122.69)	4,422,738.27	4,098,551.43
45254NMB0	835,811.04	-	835,811.04	829,894.54	(5,916.50)	829,894.54	827,244.85
45254NML8	1,226,716.58	-	1,226,716.58	1,135,591.92	(91,124.66)	1,135,591.92	916,733.12
45254NNP8	9,764,362.25	-	9,764,362.25	9,679,352.19	(85,010.06)	9,679,352.19	8,050,803.25
45254NPA9	11,273,438.09	-	11,273,438.09	10,257,202.67	(1,016,235.42)	10,257,202.67	9,774,878.07
45254NPU5	3,954,742.03	-	3,954,742.03	3,563,809.02	(390,933.01)	3,563,809.02	3,138,432.38
45254TRX4	225,155.56	-	225,155.56	220,114.37	(5,041.19)	220,114.37	196,421.77
45254TSM7	2,772,862.81	-	2,772,862.81	2,753,083.50	(19,779.31)	2,753,083.50	1,949,032.94
45254TTM6	9,152,610.15	-	9,152,610.15	8,265,168.78	(887,441.37)	8,265,168.78	7,210,716.01
452570AA2	39,357.38	-	39,357.38	38,813.03	(544.35)	38,813.03	35,080.60
45257EAA2	3,341,322.24	-	3,341,322.24	2,836,462.90	(504,859.34)	2,836,462.90	2,332,857.39
45660LW96	1,942,016.41	-	1,942,016.41	1,904,763.48	(37,252.93)	1,904,763.48	1,435,169.74
45660N5H4	4,351,507.28	-	4,351,507.28	4,338,621.20	(12,886.08)	4,338,621.20	3,923,989.16
45660NQ24	1,233,486.45	-	1,233,486.45	1,230,642.09	(2,844.36)	1,230,642.09	1,232,617.90
45660NRB3	487,414.55	-	487,414.55	399,280.68	(88,133.87)	399,280.68	490,283.19
45660NT96	1,816,063.88	-	1,816,063.88	1,806,256.24	(9,807.64)	1,806,256.24	1,859,981.54
466247XE8	4,650,188.72	-	4,650,188.72	4,635,482.74	(14,705.98)	4,635,482.74	3,697,655.40
525221CD7	112,779.85	-	112,779.85	98,101.84	(14,678.01)	98,101.84	61,836.12
525221GM3	2,458,888.85	-	2,458,888.85	2,445,388.33	(13,500.52)	2,445,388.33	1,644,620.54
525221HA8	17,763,846.44	-	17,763,846.44	17,620,557.18	(143,289.26)	17,620,557.18	11,871,568.03
525226AL0	1,099,219.42	-	1,099,219.42	1,039,327.33	(59,892.09)	1,039,327.33	339,620.60
52524VAG4	9,458,735.80	-	9,458,735.80	9,212,714.22	(246,021.58)	9,212,714.22	7,479,285.60
52524YAF0	8,272,104.47	-	8,272,104.47	8,222,548.65	(49,555.82)	8,222,548.65	6,109,440.99
550279AA1	3,665,435.80	-	3,665,435.80	3,655,115.00	(10,320.80)	3,655,115.00	2,954,176.05
55027AAR1	8,352,542.50	-	8,352,542.50	8,109,980.95	(242,561.55)	8,109,980.95	5,760,436.41
55027AAU4	4,369,031.87	-	4,369,031.87	3,986,137.45	(382,894.42)	3,986,137.45	3,030,630.32
55027BAA6	11,515,914.05	-	11,515,914.05	11,172,053.06	(343,860.99)	11,172,053.06	8,356,553.71
55274SAM3	790,404.35	-	790,404.35	778,317.32	(12,087.03)	778,317.32	723,886.32
576433H33	290,906.36	-	290,906.36	290,091.39	(814.97)	290,091.39	216,527.20
576433RU2	1,412,948.79	-	1,412,948.79	1,351,921.38	(61,027.41)	1,351,921.38	871,870.50
576433SE7	1,387,862.96	-	1,387,862.96	1,362,484.32	(25,378.64)	1,362,484.32	841,751.20
576433YN0	1,020,587.11	-	1,020,587.11	995,392.32	(25,194.79)	995,392.32	869,933.44
589929X29	3,745,698.79	-	3,745,698.79	3,656,057.80	(89,640.99)	3,656,057.80	3,200,240.15
59020UAA3	107,389.64	-	107,389.64	106,562.02	(827.62)	106,562.02	116,170.81
59020UAC9	772,552.78	-	772,552.78	761,004.07	(11,548.71)	761,004.07	767,074.36
61748HAA9	5,844.66	-	5,844.66	5,039.15	(805.51)	5,039.15	5,599.85
61753KAB2	152,329.44	-	152,329.44	124,750.96	(27,578.48)	124,750.96	104,558.71
61757MAB4	2,336,961.40	-	2,336,961.40	2,140,988.87	(195,972.53)	2,140,988.87	1,851,385.13
61913PAA0	10,298,141.38	-	10,298,141.38	10,255,708.63	(42,432.75)	10,255,708.63	9,957,202.81
61915RBB1	5,610,065.10	-	5,610,065.10	5,511,448.64	(98,616.46)	5,511,448.64	4,215,508.59
61915RBZ8	590,852.12	-	590,852.12	573,216.15	(17,635.97)	573,216.15	470,172.19
638728AC9	1,873,987.12	-	1,873,987.12	1,834,131.37	(39,855.75)	1,834,131.37	1,285,552.89
65535VRK6	431,601.40	-	431,601.40	426,845.72	(4,755.68)	426,845.72	394,222.23
65535VUS5	1,552,289.89	-	1,552,289.89	1,507,833.50	(44,456.39)	1,507,833.50	875,125.42
65538DAA3	1,895,934.08	-	1,895,934.08	1,864,821.48	(31,112.60)	1,864,821.48	1,394,262.04
68383NCA9	17,471,873.47	-	17,471,873.47	17,083,180.00	(388,693.47)	17,083,180.00	15,924,424.42
68383NCD3	2,742,202.29	-	2,742,202.29	2,666,657.17	(75,545.12)	2,666,657.17	2,107,503.00
68383NCU5	6,535,346.78	-	6,535,346.78	6,366,445.92	(168,900.86)	6,366,445.92	5,584,860.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
68383NDT7	$6,770,195.33	$-	$6,770,195.33	$6,684,267.20	$(85,928.13)	$6,684,267.20	$4,864,335.27
73316PJD3	17,233.44	-	17,233.44	15,938.56	(1,294.88)	15,938.56	15,075.41
74922AAA5	11,432,085.57	-	11,432,085.57	10,848,563.47	(583,522.10)	10,848,563.47	7,368,263.94
74922MAB7	8,041,255.68	-	8,041,255.68	7,503,169.16	(538,086.52)	7,503,169.16	5,646,779.29
74922MAC5	1,058,860.00	-	1,058,860.00	963,194.41	(95,665.59)	963,194.41	779,705.04
75114GAC3	15,472,732.82	-	15,472,732.82	14,796,192.74	(676,540.08)	14,796,192.74	10,310,046.31
75114HAD9	14,374,500.19	-	14,374,500.19	14,088,504.92	(285,995.27)	14,088,504.92	10,413,693.52
75114HAK3	4,575,978.98	-	4,575,978.98	4,163,435.41	(412,543.57)	4,163,435.41	1,968,950.36
760985U33	476,529.29	-	476,529.29	459,999.24	(16,530.05)	459,999.24	470,925.07
76110GE23	4,486,264.08	-	4,486,264.08	4,479,609.63	(6,654.45)	4,479,609.63	3,740,468.32
76110GUG4	1,202,269.60	-	1,202,269.60	1,199,172.45	(3,097.15)	1,199,172.45	1,144,874.11
761118FM5	8,570,697.93	-	8,570,697.93	8,493,487.10	(77,210.83)	8,493,487.10	8,323,336.48
761118KU1	5,554,419.45	-	5,554,419.45	5,142,391.57	(412,027.88)	5,142,391.57	3,979,797.32
761118NN4	7,620,104.69	-	7,620,104.69	7,481,830.28	(138,274.41)	7,481,830.28	5,699,451.77
761118RJ9	300,705.39	-	300,705.39	284,520.47	(16,184.92)	284,520.47	192,710.00
761118RM2	15,196,836.86	-	15,196,836.86	13,522,622.17	(1,674,214.69)	13,522,622.17	9,724,611.07
76112HAE7	32,009.23	-	32,009.23	30,576.03	(1,433.20)	30,576.03	31,895.47
805564RM5	2,970,387.09	-	2,970,387.09	2,854,917.47	(115,469.62)	2,854,917.47	2,725,749.61
81744FDK0	2,004,694.46	-	2,004,694.46	2,003,446.91	(1,247.55)	2,003,446.91	1,860,889.88
83613GAA7	2,088,852.82	-	2,088,852.82	2,038,594.80	(50,258.02)	2,038,594.80	1,826,699.24
86358RQ83	132,075.82	-	132,075.82	129,709.23	(2,366.59)	129,709.23	111,037.92
86359ADN0	300,845.68	-	300,845.68	232,528.71	(68,316.97)	232,528.71	173,751.34
86359BLB5	1,121,595.85	-	1,121,595.85	1,117,683.98	(3,911.87)	1,117,683.98	1,107,138.61
86359DDB0	1,502,493.10	-	1,502,493.10	1,465,861.87	(36,631.23)	1,465,861.87	1,218,072.63
86359DUL9	145,728.32	-	145,728.32	144,723.46	(1,004.86)	144,723.46	117,995.06
86359DUR6	13,912,545.28	-	13,912,545.28	13,743,927.98	(168,617.30)	13,743,927.98	11,206,756.34
86359LRW1	16,864,738.99	-	16,864,738.99	16,620,981.75	(243,757.24)	16,620,981.75	11,969,985.87
86359LSM2	1,125,578.49	-	1,125,578.49	1,099,624.38	(25,954.11)	1,099,624.38	826,429.54
86360JAA9	9,723,060.72	-	9,723,060.72	9,633,736.86	(89,323.86)	9,633,736.86	5,413,180.90
86360JAE1	7,325,252.91	-	7,325,252.91	7,105,955.59	(219,297.32)	7,105,955.59	4,510,390.49
86360KAF5	27,686,477.95	-	27,686,477.95	27,172,487.39	(513,990.56)	27,172,487.39	17,521,325.65
86360UAF3	3,300,100.97	-	3,300,100.97	3,246,625.82	(53,475.15)	3,246,625.82	2,378,138.65
86361HAA2	10,247,229.88	-	10,247,229.88	10,059,760.37	(187,469.51)	10,059,760.37	6,991,868.52
88157QAL2	687,666.55	-	687,666.55	641,362.90	(46,303.65)	641,362.90	1,251,357.07
885220FS7	5,964,125.86	-	5,964,125.86	5,887,292.28	(76,833.58)	5,887,292.28	5,696,732.83
92922F4M7	3,928,525.13	-	3,928,525.13	3,902,560.52	(25,964.61)	3,902,560.52	3,207,898.95
92922F5T1	6,601,125.32	-	6,601,125.32	6,532,188.39	(68,936.93)	6,532,188.39	5,368,328.70
92922F7Q5	7,833,706.21	-	7,833,706.21	7,796,889.46	(36,816.75)	7,796,889.46	6,591,798.09
92922FB72	1,086,772.77	-	1,086,772.77	1,075,566.77	(11,206.00)	1,075,566.77	920,347.74
92922FJ25	5,684,105.78	-	5,684,105.78	5,663,043.97	(21,061.81)	5,663,043.97	4,491,666.49
92922FWU8	3,212,069.20	-	3,212,069.20	3,192,161.08	(19,908.12)	3,192,161.08	3,079,304.16
92925CBB7	3,785,595.84	-	3,785,595.84	3,756,988.02	(28,607.82)	3,756,988.02	3,090,173.97
92977YAY7	2,076,178.98	-	2,076,178.98	1,704,441.01	(371,737.97)	1,704,441.01	264,420.01
9393365V1	1,406,019.24	-	1,406,019.24	1,388,720.27	(17,298.97)	1,388,720.27	1,194,171.17
94983YAQ2	3,193,194.30	-	3,193,194.30	3,131,994.05	(61,200.25)	3,131,994.05	2,947,135.10
94984DAB0	1,021,683.54	-	1,021,683.54	833,533.42	(188,150.12)	833,533.42	976,287.99
Totals	$912,025,936.52	$-	$912,025,936.52	$890,494,220.76	$(21,531,715.76)	$890,494,220.76	$708,872,106.49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2012:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
004421TD5	$1,541,478.78	$-	$1,541,478.78	$1,410,937.96	$(130,540.82)	$1,410,937.96	$1,160,727.00
00442KAD3	2,395,326.62	-	2,395,326.62	2,395,101.25	(225.37)	2,395,101.25	1,521,724.23
02146QAB9	10,895,719.62	-	10,895,719.62	10,673,040.59	(222,679.03)	10,673,040.59	8,244,490.82
02146TAQ0	15,999,669.17	-	15,999,669.17	15,309,628.19	(690,040.98)	15,309,628.19	14,282,052.69
02147CAA1	4,886,961.13	-	4,886,961.13	4,786,262.94	(100,698.19)	4,786,262.94	4,301,092.71
02147DAB7	9,135,556.28	-	9,135,556.28	9,088,651.47	(46,904.81)	9,088,651.47	7,239,389.63
02660TBF9	327,103.62	-	327,103.62	285,583.53	(41,520.09)	285,583.53	1,778,116.87
02660TGN7	7,100,084.55	-	7,100,084.55	6,860,765.65	(239,318.90)	6,860,765.65	5,132,213.37
02660TGS6	6,093,795.49	-	6,093,795.49	5,839,316.48	(254,479.01)	5,839,316.48	4,314,368.41
02660TJB0	18,399,042.67	-	18,399,042.67	17,476,293.71	(922,748.96)	17,476,293.71	13,651,610.59
02660WAC0	13,883,025.83	-	13,883,025.83	13,581,227.11	(301,798.72)	13,581,227.11	10,161,104.14
02660XAD6	9,456,288.55	-	9,456,288.55	9,329,482.89	(126,805.66)	9,329,482.89	8,125,864.94
026929AA7	7,552,542.66	-	7,552,542.66	7,387,317.62	(165,225.04)	7,387,317.62	7,478,417.01
026929AD1	6,939,928.90	-	6,939,928.90	6,722,318.74	(217,610.16)	6,722,318.74	4,774,911.41
03072SPD1	319,295.58	-	319,295.58	298,291.97	(21,003.61)	298,291.97	235,286.54
040104QN4	2,426,705.81	-	2,426,705.81	2,331,964.02	(94,741.79)	2,331,964.02	1,807,560.64
040104RV5	1,727,754.49	-	1,727,754.49	1,691,200.14	(36,554.35)	1,691,200.14	1,474,364.84
055294AA0	2,486,190.72	-	2,486,190.72	2,338,711.82	(147,478.90)	2,338,711.82	2,131,805.20
05946XYP2	814,454.58	-	814,454.58	801,728.32	(12,726.26)	801,728.32	623,560.88
05948JAA0	258,465.04	-	258,465.04	252,159.50	(6,305.54)	252,159.50	235,148.74
05949ALH1	1,739,997.75	-	1,739,997.75	1,711,220.52	(28,777.23)	1,711,220.52	1,685,675.46
06652DAA7	5,308,816.43	-	5,308,816.43	4,942,102.09	(366,714.34)	4,942,102.09	3,588,766.66
07325YAB4	2,314,376.08	-	2,314,376.08	2,140,832.06	(173,544.02)	2,140,832.06	974,417.28
07384MS60	853,025.55	-	853,025.55	831,445.04	(21,580.51)	831,445.04	869,013.36
07384MW40	93,855.24	-	93,855.24	90,225.37	(3,629.87)	90,225.37	87,226.52
07384YCD6	4,712,263.70	-	4,712,263.70	4,700,372.07	(11,891.63)	4,700,372.07	4,622,443.03
073854AB7	11,646,801.16	-	11,646,801.16	11,090,325.43	(556,475.73)	11,090,325.43	8,251,368.05
07386HKS9	365,230.85	-	365,230.85	356,757.26	(8,473.59)	356,757.26	284,341.97
07386HSP7	5,001,191.32	-	5,001,191.32	4,814,088.09	(187,103.23)	4,814,088.09	3,538,709.24
073879PA0	1,325,589.72	-	1,325,589.72	1,070,146.74	(255,442.98)	1,070,146.74	1,192,698.90
073879Z92	8,269,046.89	-	8,269,046.89	7,304,182.97	(964,863.92)	7,304,182.97	4,642,737.08
07400XAB4	2,493,410.68	-	2,493,410.68	2,219,747.35	(273,663.33)	2,219,747.35	1,736,454.28
07401LAA1	10,985,395.03	-	10,985,395.03	10,748,110.46	(237,284.57)	10,748,110.46	8,005,394.60
07820QAY1	10,959,891.90	-	10,959,891.90	10,746,714.17	(213,177.73)	10,746,714.17	8,482,106.39
078446AB7	90,796.00	-	90,796.00	87,400.00	(3,396.00)	87,400.00	79,000.00
12489WQE7	1,401,150.00	-	1,401,150.00	1,280,293.44	(120,856.56)	1,280,293.44	1,069,498.20
1248MGAJ3	60,091.11	-	60,091.11	59,425.51	(665.60)	59,425.51	38,234.58
1248RHAD9	4,325,510.23	-	4,325,510.23	4,134,659.67	(190,850.56)	4,134,659.67	2,774,406.69
126670KN7	1,600,602.33	-	1,600,602.33	1,575,180.03	(25,422.30)	1,575,180.03	1,063,851.00
12667GME0	13,713,436.77	-	13,713,436.77	13,278,268.12	(435,168.65)	13,278,268.12	9,721,775.02
12667GS20	10,264,427.49	-	10,264,427.49	9,940,807.95	(323,619.54)	9,940,807.95	7,946,417.99
12667GWF6	5,429,128.20	-	5,429,128.20	5,252,471.01	(176,657.19)	5,252,471.01	4,487,864.92
12668ACZ6	2,886,654.48	-	2,886,654.48	2,793,497.18	(93,157.30)	2,793,497.18	2,183,933.81
12668AEV3	9,203,882.37	-	9,203,882.37	9,081,174.15	(122,708.22)	9,081,174.15	7,186,527.46
12668BB77	18,649,318.82	-	18,649,318.82	18,132,784.56	(516,534.26)	18,132,784.56	14,394,804.84
12668BDC4	3,983,835.93	-	3,983,835.93	3,891,591.79	(92,244.14)	3,891,591.79	3,609,084.51
12668BE33	11,642,199.60	-	11,642,199.60	11,317,250.91	(324,948.69)	11,317,250.91	8,736,563.82
126694N46	262,895.68	-	262,895.68	252,818.21	(10,077.47)	252,818.21	190,328.98
12669FW82	902,300.53	-	902,300.53	895,243.26	(7,057.27)	895,243.26	706,675.89
12669FXR9	388,655.33	-	388,655.33	380,989.81	(7,665.52)	380,989.81	320,831.24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12669GKH3	$10,051,971.22	$-	$10,051,971.22	$10,021,811.07	$(30,160.15)	$10,021,811.07	$8,503,256.03
12669GTV3	272,122.68	-	272,122.68	271,005.37	(1,117.31)	271,005.37	228,275.79
14453MAB0	7,217,252.91	-	7,217,252.91	6,889,100.18	(328,152.73)	6,889,100.18	5,158,938.30
14454AAB5	2,207,453.83	-	2,207,453.83	2,117,514.50	(89,939.33)	2,117,514.50	1,279,345.96
22540VG71	140,062.06	-	140,062.06	139,978.41	(83.65)	139,978.41	139,073.65
22541SXR4	1,709,465.06	-	1,709,465.06	1,492,820.18	(216,644.88)	1,492,820.18	1,299,062.20
22943HAD8	7,131,103.11	-	7,131,103.11	6,646,084.16	(485,018.95)	6,646,084.16	3,357,660.00
23243AAD8	805,944.91	-	805,944.91	797,018.74	(8,926.17)	797,018.74	597,992.38
23245QAA7	1,727,753.59	-	1,727,753.59	1,718,025.90	(9,727.69)	1,718,025.90	1,363,739.28
23321P6A1	6,609,224.73	-	6,609,224.73	6,562,473.22	(46,751.51)	6,562,473.22	6,500,654.87
23332UAC8	3,551,216.74	-	3,551,216.74	3,514,316.65	(36,900.09)	3,514,316.65	3,555,674.27
23332UAR5	7,518,876.78	-	7,518,876.78	7,360,807.33	(158,069.45)	7,360,807.33	6,455,329.52
23332UBG8	4,994,451.88	-	4,994,451.88	4,968,649.39	(25,802.49)	4,968,649.39	4,227,393.48
23332UBV5	4,517,713.70	-	4,517,713.70	4,358,310.64	(159,403.06)	4,358,310.64	3,376,201.08
23332UCM4	456,025.18	-	456,025.18	445,483.07	(10,542.11)	445,483.07	338,358.68
23332UDU5	16,243,411.86	-	16,243,411.86	15,734,742.43	(508,669.43)	15,734,742.43	11,971,159.92
23332UFV1	1,191,062.65	-	1,191,062.65	1,149,655.16	(41,407.49)	1,149,655.16	845,614.59
251508AB3	5,676,835.00	-	5,676,835.00	5,357,184.11	(319,650.89)	5,357,184.11	4,158,512.34
251510EH2	27,638,378.13	-	27,638,378.13	27,269,765.52	(368,612.61)	27,269,765.52	27,195,308.59
251510FB4	4,820,200.29	-	4,820,200.29	4,332,693.35	(487,506.94)	4,332,693.35	3,832,205.46
251510NC3	11,965,587.73	-	11,965,587.73	11,776,591.76	(188,995.97)	11,776,591.76	4,585,849.60
32051DV33	403,355.79	-	403,355.79	394,502.16	(8,853.63)	394,502.16	367,733.88
32113JAA3	569,877.88	-	569,877.88	543,309.23	(26,568.65)	543,309.23	376,905.09
32113JBV6	230,051.25	-	230,051.25	176,397.60	(53,653.65)	176,397.60	192,129.00
36185NXT2	268,325.56	-	268,325.56	175,621.66	(92,703.90)	175,621.66	316,221.25
36228F5R3	976,815.96	-	976,815.96	958,484.96	(18,331.00)	958,484.96	807,194.73
36242DBJ1	1,961,689.07	-	1,961,689.07	1,856,689.57	(104,999.50)	1,856,689.57	1,861,498.54
39538RAB5	8,616,986.44	-	8,616,986.44	8,367,596.90	(249,389.54)	8,367,596.90	5,860,543.99
39538RBB4	9,413,913.44	-	9,413,913.44	9,410,984.13	(2,929.31)	9,410,984.13	6,930,842.27
39538WFH6	7,948,985.62	-	7,948,985.62	7,620,162.49	(328,823.13)	7,620,162.49	5,523,915.91
39538WHF8	22,086,753.69	-	22,086,753.69	21,593,651.97	(493,101.72)	21,593,651.97	16,675,698.58
39539GAA0	3,397,104.29	-	3,397,104.29	3,319,866.07	(77,238.22)	3,319,866.07	2,696,913.28
41161PFR9	972,453.93	-	972,453.93	931,971.37	(40,482.56)	931,971.37	869,475.99
41161PHC0	5,976,410.27	-	5,976,410.27	5,859,090.03	(117,320.24)	5,859,090.03	4,998,700.00
41161PKH5	376,603.13	-	376,603.13	370,387.02	(6,216.11)	370,387.02	302,895.91
41161PLR2	9,107,824.64	-	9,107,824.64	9,083,332.79	(24,491.85)	9,083,332.79	7,557,536.03
41161PMG5	11,392,890.83	-	11,392,890.83	11,373,456.98	(19,433.85)	11,373,456.98	8,933,479.26
41161PQU0	9,998,662.15	-	9,998,662.15	9,942,331.46	(56,330.69)	9,942,331.46	7,486,266.01
41161PSK0	3,759,700.11	-	3,759,700.11	3,732,298.23	(27,401.88)	3,732,298.23	2,711,746.87
41161PTN3	1,640,764.05	-	1,640,764.05	1,626,995.41	(13,768.64)	1,626,995.41	1,279,567.67
41161PWB5	5,125,239.88	-	5,125,239.88	5,024,830.39	(100,409.49)	5,024,830.39	3,784,557.48
41161PXH1	605,264.81	-	605,264.81	583,450.59	(21,814.22)	583,450.59	473,512.09
41164LAB5	9,914,403.89	-	9,914,403.89	9,413,003.05	(501,400.84)	9,413,003.05	6,728,155.04
41164YAB7	9,426,071.83	-	9,426,071.83	9,029,263.32	(396,808.51)	9,029,263.32	6,937,074.58
43739EAP2	15,892,294.60	-	15,892,294.60	15,100,129.23	(792,165.37)	15,100,129.23	12,762,626.54
43739EBJ5	7,433,454.10	-	7,433,454.10	7,330,446.41	(103,007.69)	7,330,446.41	5,734,397.77
43739EBS5	7,074,976.18	-	7,074,976.18	6,782,747.49	(292,228.69)	6,782,747.49	6,161,117.75
45071KDD3	967,257.51	-	967,257.51	931,207.00	(36,050.51)	931,207.00	638,192.15
45254NHV2	205,981.14	-	205,981.14	168,142.66	(37,838.48)	168,142.66	192,398.26
45254NJG3	1,033,154.31	-	1,033,154.31	1,032,534.21	(620.10)	1,032,534.21	905,041.20
45254NJV0	826,667.71	-	826,667.71	801,434.34	(25,233.37)	801,434.34	683,358.39
45254NKF3	3,980,458.00	-	3,980,458.00	3,906,155.45	(74,302.55)	3,906,155.45	3,871,195.69
45254NKX4	4,687,527.42	-	4,687,527.42	4,628,756.97	(58,770.45)	4,628,756.97	3,703,600.29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NMB0	$916,309.19	$-	$916,309.19	$868,450.30	$(47,858.89)	$868,450.30	$872,999.52
45254NML8	1,273,472.38	-	1,273,472.38	1,247,172.27	(26,300.11)	1,247,172.27	951,222.56
45254NNP8	10,457,506.80	-	10,457,506.80	10,003,436.90	(454,069.90)	10,003,436.90	8,298,478.07
45254NPA9	12,211,454.46	-	12,211,454.46	11,543,544.98	(667,909.48)	11,543,544.98	11,250,393.17
45254NPU5	4,227,084.10	-	4,227,084.10	4,042,808.91	(184,275.19)	4,042,808.91	3,271,167.96
45254TRX4	256,661.45	-	256,661.45	226,757.04	(29,904.41)	226,757.04	215,201.93
45254TSM7	3,025,186.92	-	3,025,186.92	2,841,491.66	(183,695.26)	2,841,491.66	1,928,676.55
452570AA2	41,144.59	-	41,144.59	40,265.04	(879.55)	40,265.04	35,536.27
45257EAA2	3,506,726.63	-	3,506,726.63	3,413,984.55	(92,742.08)	3,413,984.55	2,346,939.42
45660LKW8	20,789,538.85	-	20,789,538.85	20,155,606.62	(633,932.23)	20,155,606.62	15,031,011.94
45660LW96	2,244,719.45	-	2,244,719.45	2,015,936.25	(228,783.20)	2,015,936.25	1,477,893.44
45660LYW3	2,999,030.11	-	2,999,030.11	2,812,862.16	(186,167.95)	2,812,862.16	2,310,276.26
45660N2Y0	995,830.45	-	995,830.45	992,315.54	(3,514.91)	992,315.54	887,542.22
45660N3S2	3,478,437.00	-	3,478,437.00	3,346,920.38	(131,516.62)	3,346,920.38	3,261,927.28
45660N5H4	4,498,604.93	-	4,498,604.93	4,430,000.78	(68,604.15)	4,430,000.78	4,090,846.53
45660NQ24	1,596,170.10	-	1,596,170.10	1,567,652.65	(28,517.45)	1,567,652.65	1,589,921.57
45660NS30	1,878,549.93	-	1,878,549.93	1,823,002.14	(55,547.79)	1,823,002.14	1,428,750.38
466247UG6	1,858,571.15	-	1,858,571.15	1,853,523.72	(5,047.43)	1,853,523.72	1,638,667.84
466247XE8	5,098,878.46	-	5,098,878.46	4,756,829.28	(342,049.18)	4,756,829.28	3,549,572.14
46627MBQ9	9,966,973.52	-	9,966,973.52	9,858,645.79	(108,327.73)	9,858,645.79	7,378,229.89
525221AJ6	2,175,068.95	-	2,175,068.95	2,033,565.98	(141,502.97)	2,033,565.98	1,560,091.15
525221CD7	152,043.25	-	152,043.25	112,050.22	(39,993.03)	112,050.22	66,257.01
525221GB7	19,174.30	-	19,174.30	17,247.88	(1,926.42)	17,247.88	19,075.91
525221GM3	2,560,679.09	-	2,560,679.09	2,537,042.98	(23,636.11)	2,537,042.98	1,798,653.12
525221HA8	18,888,675.30	-	18,888,675.30	18,481,380.29	(407,295.01)	18,481,380.29	12,508,092.40
525226AL0	229,264.31	-	229,264.31	220,591.66	(8,672.65)	220,591.66	96,896.74
52524VAG4	10,574,372.31	-	10,574,372.31	9,921,557.84	(652,814.47)	9,921,557.84	7,061,491.50
52524YAF0	9,034,562.30	-	9,034,562.30	8,596,206.31	(438,355.99)	8,596,206.31	7,300,750.22
55027AAR1	8,813,938.63	-	8,813,938.63	8,630,175.37	(183,763.26)	8,630,175.37	5,914,032.92
55027AAU4	4,526,246.37	-	4,526,246.37	4,517,419.63	(8,826.74)	4,517,419.63	2,780,462.78
55027BAA6	12,285,298.71	-	12,285,298.71	11,784,476.39	(500,822.32)	11,784,476.39	8,040,677.77
55274SAM3	853,764.61	-	853,764.61	809,021.39	(44,743.22)	809,021.39	758,739.12
576433RU2	1,589,222.62	-	1,589,222.62	1,413,288.62	(175,934.00)	1,413,288.62	901,456.80
576433SE7	1,473,558.55	-	1,473,558.55	1,384,619.97	(88,938.58)	1,384,619.97	927,185.40
576433YN0	1,095,009.66	-	1,095,009.66	1,027,252.02	(67,757.64)	1,027,252.02	855,517.53
576438AA3	2,772,874.50	-	2,772,874.50	2,735,452.93	(37,421.57)	2,735,452.93	2,386,350.79
589929E87	717,942.89	-	717,942.89	286,243.10	(431,699.79)	286,243.10	630,250.68
589929N38	1,243,884.27	-	1,243,884.27	1,241,259.14	(2,625.13)	1,241,259.14	1,231,075.05
59020UAC9	816,907.77	-	816,907.77	805,228.23	(11,679.54)	805,228.23	805,277.49
59020UGT6	545,474.33	-	545,474.33	535,964.36	(9,509.97)	535,964.36	517,393.38
59020UQ57	3,310,924.04	-	3,310,924.04	3,189,539.48	(121,384.56)	3,189,539.48	1,971,499.60
59020UUJ2	3,289,666.68	-	3,289,666.68	3,169,216.78	(120,449.90)	3,169,216.78	3,200,045.49
61757MAB4	2,382,559.50	-	2,382,559.50	2,340,336.74	(42,222.76)	2,340,336.74	1,858,918.62
61913PAA0	10,651,097.34	-	10,651,097.34	10,464,364.59	(186,732.75)	10,464,364.59	9,767,517.80
61915RBB1	6,023,633.04	-	6,023,633.04	5,754,605.39	(269,027.65)	5,754,605.39	4,336,296.24
61915RBZ8	669,139.99	-	669,139.99	604,831.35	(64,308.64)	604,831.35	465,167.50
63543VAJ2	40,000.00	-	40,000.00	-	(40,000.00)	-	2,005.00
63543WAH4	20,000.00	-	20,000.00	-	(20,000.00)	-	1,002.50
638728AC9	2,055,699.50	-	2,055,699.50	1,922,163.98	(133,535.52)	1,922,163.98	1,291,147.13
64352VEG2	41,229.63	-	41,229.63	39,516.51	(1,713.12)	39,516.51	35,085.80
65535VRK6	1,336,850.21	-	1,336,850.21	1,227,362.11	(109,488.10)	1,227,362.11	1,178,719.24
65535VUS5	1,912,441.58	-	1,912,441.58	1,592,624.47	(319,817.11)	1,592,624.47	1,115,885.50
65538DAA3	2,022,754.61	-	2,022,754.61	1,972,489.60	(50,265.01)	1,972,489.60	1,485,269.84

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
66987XBV6	$15,740.65	$-	$15,740.65	$15,644.39	$(96.26)	$15,644.39	$11,266.45
68383NCA9	19,214,216.01	-	19,214,216.01	17,941,351.23	(1,272,864.78)	17,941,351.23	17,175,513.76
68383NCD3	2,836,373.23	-	2,836,373.23	2,733,782.64	(102,590.59)	2,733,782.64	2,211,048.00
68383NCU5	7,029,914.99	-	7,029,914.99	6,727,429.14	(302,485.85)	6,727,429.14	5,826,571.86
68383NDT7	7,181,520.77	-	7,181,520.77	6,898,726.69	(282,794.08)	6,898,726.69	5,018,062.33
69121PDX8	617,481.80	-	617,481.80	604,683.33	(12,798.47)	604,683.33	542,775.54
73316PJD3	18,605.09	-	18,605.09	17,713.45	(891.64)	17,713.45	16,406.54
74922AAA5	12,679,252.17	-	12,679,252.17	11,642,687.30	(1,036,564.87)	11,642,687.30	5,911,267.00
75114GAC3	16,312,860.13	-	16,312,860.13	16,016,842.11	(296,018.02)	16,016,842.11	10,955,918.68
75114HAK3	5,022,189.36	-	5,022,189.36	4,507,828.16	(514,361.20)	4,507,828.16	2,242,032.56
75114NAA2	7,298,612.09	-	7,298,612.09	7,003,759.73	(294,852.36)	7,003,759.73	6,899,627.44
75114NAB0	2,563,455.57	-	2,563,455.57	2,483,185.89	(80,269.68)	2,483,185.89	2,117,197.82
760985U33	509,676.94	-	509,676.94	475,747.93	(33,929.01)	475,747.93	407,806.95
76110GG62	4,708,994.47	-	4,708,994.47	4,705,536.74	(3,457.73)	4,705,536.74	4,598,768.84
76110GUG4	1,356,218.47	-	1,356,218.47	1,266,983.64	(89,234.83)	1,266,983.64	1,197,582.26
76110GV40	2,587,840.16	-	2,587,840.16	2,564,988.57	(22,851.59)	2,564,988.57	2,587,416.43
76110GYL9	1,197,953.08	-	1,197,953.08	1,181,061.50	(16,891.58)	1,181,061.50	1,150,080.59
76110GZQ7	6,274,801.03	-	6,274,801.03	6,267,825.64	(6,975.39)	6,267,825.64	5,694,009.32
761118FM5	8,786,770.05	-	8,786,770.05	8,718,432.40	(68,337.65)	8,718,432.40	8,459,257.98
761118KU1	5,709,061.61	-	5,709,061.61	5,677,289.27	(31,772.34)	5,677,289.27	4,403,418.36
761118RJ9	335,180.00	-	335,180.00	306,423.01	(28,756.99)	306,423.01	212,662.32
761118WP9	9,538,195.82	-	9,538,195.82	9,269,846.80	(268,349.02)	9,269,846.80	7,311,817.19
79548KXQ6	954,928.14	-	954,928.14	954,084.99	(843.15)	954,084.99	853,419.59
81744FDK0	2,092,138.64	-	2,092,138.64	2,042,181.46	(49,957.18)	2,042,181.46	1,878,537.33
84752CAE7	922,128.17	-	922,128.17	864,026.06	(58,102.11)	864,026.06	532,194.00
863579YR3	5,800,122.84	-	5,800,122.84	5,691,326.40	(108,796.44)	5,691,326.40	4,960,267.50
86358HHX0	850,295.57	-	850,295.57	834,115.33	(16,180.24)	834,115.33	738,737.06
86358R5Q6	130,462.93	-	130,462.93	129,639.51	(823.42)	129,639.51	91,587.39
86359BLB5	1,190,395.59	-	1,190,395.59	1,136,961.18	(53,434.41)	1,136,961.18	1,136,472.19
86359BPM7	1,679,176.04	-	1,679,176.04	1,550,869.89	(128,306.15)	1,550,869.89	1,617,498.90
86359DDB0	1,569,797.63	-	1,569,797.63	1,492,410.51	(77,387.12)	1,492,410.51	1,194,289.20
86359DUL9	171,135.57	-	171,135.57	151,790.39	(19,345.18)	151,790.39	118,450.32
86359DUR6	16,100,641.47	-	16,100,641.47	14,395,351.74	(1,705,289.73)	14,395,351.74	12,057,019.26
86359LRW1	18,217,847.02	-	18,217,847.02	17,552,510.90	(665,336.12)	17,552,510.90	12,611,282.19
86359LSM2	1,179,854.16	-	1,179,854.16	1,171,235.90	(8,618.26)	1,171,235.90	896,557.36
86360JAA9	9,930,486.18	-	9,930,486.18	9,807,786.93	(122,699.25)	9,807,786.93	5,749,101.39
86360JAE1	7,863,883.50	-	7,863,883.50	7,535,234.54	(328,648.96)	7,535,234.54	4,844,021.57
86360JAN1	2,692,201.41	-	2,692,201.41	2,611,682.30	(80,519.11)	2,611,682.30	1,910,187.65
86360KAF5	29,969,985.34	-	29,969,985.34	28,689,583.87	(1,280,401.47)	28,689,583.87	19,075,429.14
86360UAF3	3,512,468.29	-	3,512,468.29	3,406,928.31	(105,539.98)	3,406,928.31	2,551,088.33
86361HAA2	10,860,985.24	-	10,860,985.24	10,625,787.14	(235,198.10)	10,625,787.14	7,684,242.94
86363DAA9	7,729,678.91	-	7,729,678.91	7,586,789.20	(142,889.71)	7,586,789.20	6,116,117.88
88157QAL2	730,636.82	-	730,636.82	688,198.66	(42,438.16)	688,198.66	1,445,388.57
885220FS7	6,244,948.67	-	6,244,948.67	6,115,574.11	(129,374.56)	6,115,574.11	5,915,982.78
92922F4M7	4,100,283.51	-	4,100,283.51	4,038,214.83	(62,068.68)	4,038,214.83	3,146,706.43
92922F5T1	6,891,099.64	-	6,891,099.64	6,762,312.85	(128,786.79)	6,762,312.85	5,418,474.95
92922F7Q5	8,367,286.66	-	8,367,286.66	8,169,617.62	(197,669.04)	8,169,617.62	6,971,923.88
92922FB72	1,137,389.38	-	1,137,389.38	1,129,171.97	(8,217.41)	1,129,171.97	946,584.74
92922FJ25	5,898,980.50	-	5,898,980.50	5,836,627.64	(62,352.86)	5,836,627.64	4,676,644.66
92922FNW4	1,134,371.16	-	1,134,371.16	1,117,835.65	(16,535.51)	1,117,835.65	1,395,404.61
92922FTJ7	1,168,665.75	-	1,168,665.75	1,143,885.94	(24,779.81)	1,143,885.94	1,013,759.76
92922FWU8	3,303,246.56	-	3,303,246.56	3,294,106.06	(9,140.50)	3,294,106.06	3,051,711.28
92922FZF8	7,617,616.38	-	7,617,616.38	7,486,561.21	(131,055.17)	7,486,561.21	6,731,075.80

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92925CBB7	$3,984,744.80	$-	$3,984,744.80	$3,911,784.26	$(72,960.54)	$3,911,784.26	$3,027,193.79
92977YAY7	2,181,128.20	-	2,181,128.20	2,078,551.98	(102,576.22)	2,078,551.98	435,320.01
92979DAA3	528,185.64	-	528,185.64	503,764.51	(24,421.13)	503,764.51	485,264.03
9393365V1	1,510,356.37	-	1,510,356.37	1,462,513.62	(47,842.75)	1,462,513.62	1,290,442.98
939336X65	10,621,910.39	-	10,621,910.39	10,460,382.36	(161,528.03)	10,460,382.36	9,715,875.92
93934FHC9	7,516,620.41	-	7,516,620.41	7,369,587.44	(147,032.97)	7,369,587.44	5,701,068.93
94983YAQ2	3,327,295.71	-	3,327,295.71	3,281,408.19	(45,887.52)	3,281,408.19	3,223,221.00
984582AA4	1,864,226.41	-	1,864,226.41	1,842,202.41	(22,024.00)	1,842,202.41	1,813,356.38
Totals	$1,095,018,529.18	$-	$1,095,018,529.18	$1,058,132,041.09	$(36,886,488.09)	$1,058,132,041.09	$841,095,012.78

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$290,000.00	$-	$290,000.00	$200,000.00	$(90,000.00)	$200,000.00	$197,500.00
004421TD5	1,546,418.44	-	1,546,418.44	1,520,650.48	(25,767.96)	1,520,650.48	824,835.00
02146QAB9	11,452,492.39	-	11,452,492.39	11,361,248.53	(91,243.86)	11,361,248.53	7,866,202.16
02378HAD4	367,332.93	-	367,332.93	337,734.53	(29,598.40)	337,734.53	305,723.66
02660TGN7	7,722,822.75	-	7,722,822.75	7,343,578.95	(379,243.80)	7,343,578.95	4,589,533.38
02660TGS6	6,197,599.53	-	6,197,599.53	6,181,006.28	(16,593.25)	6,181,006.28	3,694,958.07
02660THL0	1,402,810.28	-	1,402,810.28	1,375,244.82	(27,565.46)	1,375,244.82	1,041,592.30
02660TJB0	19,888,768.87	-	19,888,768.87	19,027,573.02	(861,195.85)	19,027,573.02	11,433,612.97
02660WAC0	14,889,748.57	-	14,889,748.57	14,326,373.17	(563,375.40)	14,326,373.17	8,420,984.41
02660XAD6	9,909,777.67	-	9,909,777.67	9,620,776.10	(289,001.57)	9,620,776.10	7,033,543.29
026929AA7	8,314,700.91	-	8,314,700.91	7,761,745.72	(552,955.19)	7,761,745.72	6,803,501.16
040104RV5	1,815,487.74	-	1,815,487.74	1,779,688.34	(35,799.40)	1,779,688.34	1,244,624.23
05946XYP2	858,527.17	-	858,527.17	852,946.85	(5,580.32)	852,946.85	618,596.18
06050HKX5	387,934.12	-	387,934.12	223,453.11	(164,481.01)	223,453.11	275,883.14
06652DAA7	5,653,509.94	-	5,653,509.94	5,451,349.03	(202,160.91)	5,451,349.03	3,141,543.41
07384MS60	946,323.45	-	946,323.45	937,885.49	(8,437.96)	937,885.49	882,516.28
07384MW40	101,794.03	-	101,794.03	98,994.58	(2,799.45)	98,994.58	86,636.87
07384YCD6	5,109,617.42	-	5,109,617.42	5,052,861.49	(56,755.93)	5,052,861.49	4,946,782.61
073854AB7	12,157,202.09	-	12,157,202.09	11,643,369.98	(513,832.11)	11,643,369.98	7,509,572.89
07386HNQ0	1,014,112.70	-	1,014,112.70	953,185.52	(60,927.18)	953,185.52	986,679.13
07386HSP7	5,163,522.20	-	5,163,522.20	5,151,860.98	(11,661.22)	5,151,860.98	3,361,256.11
073879Z92	9,127,954.02	-	9,127,954.02	8,245,583.49	(882,370.53)	8,245,583.49	4,646,352.09
07400XAB4	2,714,019.22	-	2,714,019.22	2,492,413.21	(221,606.01)	2,492,413.21	1,540,926.62
07401LAA1	11,912,911.04	-	11,912,911.04	11,455,305.29	(457,605.75)	11,455,305.29	7,629,910.89
07820QAY1	12,032,870.74	-	12,032,870.74	11,585,273.09	(447,597.65)	11,585,273.09	8,440,267.15
12489WQE7	1,427,514.24	-	1,427,514.24	1,400,940.50	(26,573.74)	1,400,940.50	1,108,303.40
1248MGAJ3	63,896.96	-	63,896.96	62,339.48	(1,557.48)	62,339.48	50,948.40
12498NAB9	672,120.26	-	672,120.26	667,192.58	(4,927.68)	667,192.58	661,207.59
12544EAA5	1,032,794.47	-	1,032,794.47	1,006,182.23	(26,612.24)	1,006,182.23	1,000,439.95
126670KN7	1,673,592.83	-	1,673,592.83	1,587,143.85	(86,448.98)	1,587,143.85	928,449.00
126670NX2	629,920.97	-	629,920.97	598,984.29	(30,936.68)	598,984.29	628,492.32
126670QS0	65,308.35	-	65,308.35	60,154.73	(5,153.62)	60,154.73	62,264.06
126671UU8	55,243.58	-	55,243.58	53,727.58	(1,516.00)	53,727.58	42,073.42
12667GCB7	158,888.66	-	158,888.66	154,659.01	(4,229.65)	154,659.01	110,639.93
12667GME0	14,328,349.06	-	14,328,349.06	14,106,806.02	(221,543.04)	14,106,806.02	9,039,627.79
12667GR62	5,526,850.88	-	5,526,850.88	5,290,622.87	(236,228.01)	5,290,622.87	4,417,377.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667GS20	$10,828,203.97	$-	$10,828,203.97	$10,581,507.54	$(246,696.43)	$10,581,507.54	$7,003,128.98
12667GWF6	5,961,791.83	-	5,961,791.83	5,584,597.23	(377,194.60)	5,584,597.23	3,785,872.31
12668ACG8	3,334,988.97	-	3,334,988.97	2,975,767.14	(359,221.83)	2,975,767.14	2,907,149.77
12668ACY9	710,246.66	-	710,246.66	616,361.95	(93,884.71)	616,361.95	564,386.87
12668ACZ6	3,158,319.27	-	3,158,319.27	2,995,112.36	(163,206.91)	2,995,112.36	1,729,278.58
12668AEV3	9,660,488.00	-	9,660,488.00	9,502,105.96	(158,382.04)	9,502,105.96	6,458,297.48
12668AGW9	215,254.49	-	215,254.49	213,364.89	(1,889.60)	213,364.89	147,194.78
12668BDC4	4,368,811.57	-	4,368,811.57	4,083,275.98	(285,535.59)	4,083,275.98	3,194,726.07
12668BE33	12,237,495.62	-	12,237,495.62	12,171,201.11	(66,294.51)	12,171,201.11	7,829,824.65
126694N46	3,345,585.12	-	3,345,585.12	2,824,649.71	(520,935.41)	2,824,649.71	3,067,731.20
12669FXR9	410,254.47	-	410,254.47	395,368.17	(14,886.30)	395,368.17	304,010.18
12669GKH3	10,545,309.79	-	10,545,309.79	10,352,747.02	(192,562.77)	10,352,747.02	7,248,298.96
12669GRQ6	5,343,000.43	-	5,343,000.43	5,291,293.60	(51,706.83)	5,291,293.60	4,910,079.83
12669GTV3	282,816.99	-	282,816.99	279,945.17	(2,871.82)	279,945.17	198,880.70
12669GUR0	2,944,056.20	-	2,944,056.20	2,776,388.76	(167,667.44)	2,776,388.76	2,000,194.28
152314MJ6	1,010,344.96	-	1,010,344.96	820,580.41	(189,764.55)	820,580.41	865,075.90
22540VG71	142,416.02	-	142,416.02	142,038.12	(377.90)	142,038.12	140,900.89
22943HAD8	8,483,907.95	-	8,483,907.95	7,120,743.07	(1,363,164.88)	7,120,743.07	4,517,820.00
23245QAA7	1,870,383.26	-	1,870,383.26	1,781,925.02	(88,458.24)	1,781,925.02	1,160,199.25
23321P6A1	7,120,470.73	-	7,120,470.73	7,018,811.72	(101,659.01)	7,018,811.72	6,982,061.95
23332UAC8	3,904,676.74	-	3,904,676.74	3,622,960.98	(281,715.76)	3,622,960.98	3,216,228.55
23332UAR5	8,042,640.20	-	8,042,640.20	7,710,516.83	(332,123.37)	7,710,516.83	5,847,690.31
23332UBG8	5,263,482.84	-	5,263,482.84	5,016,173.22	(247,309.62)	5,016,173.22	3,794,630.78
23332UBV5	4,758,189.71	-	4,758,189.71	4,723,676.14	(34,513.57)	4,723,676.14	3,020,467.39
23332UCM4	482,401.73	-	482,401.73	462,753.76	(19,647.97)	462,753.76	330,858.24
23332UDU5	17,209,535.70	-	17,209,535.70	16,626,954.38	(582,581.32)	16,626,954.38	10,401,707.71
23332UFV1	1,246,925.88	-	1,246,925.88	1,218,009.68	(28,916.20)	1,218,009.68	772,827.86
251510EH2	28,096,487.64	-	28,096,487.64	28,045,050.16	(51,437.48)	28,045,050.16	26,312,412.76
251510FB4	3,889,890.10	-	3,889,890.10	3,879,344.81	(10,545.29)	3,879,344.81	2,981,443.13
251510NC3	11,998,251.48	-	11,998,251.48	11,939,470.36	(58,781.12)	11,939,470.36	3,231,821.40
30251YAB4	6,821,818.83	-	6,821,818.83	6,722,410.64	(99,408.19)	6,722,410.64	5,278,923.41
32051DCJ9	567,873.90	-	567,873.90	564,800.37	(3,073.53)	564,800.37	539,435.31
32053LAA0	168,781.82	-	168,781.82	162,542.90	(6,238.92)	162,542.90	164,562.26
32056JAA2	151,729.90	-	151,729.90	145,187.12	(6,542.78)	145,187.12	138,736.21
32113JAA3	597,171.91	-	597,171.91	577,362.62	(19,809.29)	577,362.62	367,622.17
36228FC53	830,865.79	-	830,865.79	719,447.10	(111,418.69)	719,447.10	755,146.70
362341VU0	21,642,269.81	-	21,642,269.81	21,108,962.14	(533,307.67)	21,108,962.14	21,499,857.50
36242DBJ1	427,777.96	-	427,777.96	425,057.26	(2,720.70)	425,057.26	422,333.65
36298XAB8	19,002,807.56	-	19,002,807.56	18,625,171.48	(377,636.08)	18,625,171.48	18,219,555.59
39538RAB5	9,304,989.19	-	9,304,989.19	8,826,072.74	(478,916.45)	8,826,072.74	5,738,051.45
39538RBB4	10,128,998.42	-	10,128,998.42	9,632,687.46	(496,310.96)	9,632,687.46	6,646,599.65
39538WFH6	8,549,004.95	-	8,549,004.95	8,162,882.79	(386,122.16)	8,162,882.79	5,178,967.53
39538WHF8	23,489,894.54	-	23,489,894.54	22,622,853.22	(867,041.32)	22,622,853.22	13,769,229.29
39539GAA0	3,582,107.30	-	3,582,107.30	3,480,487.25	(101,620.05)	3,480,487.25	2,374,367.64
41161PFR9	1,033,082.03	-	1,033,082.03	1,029,854.56	(3,227.47)	1,029,854.56	847,612.03
41161PHC0	6,513,447.11	-	6,513,447.11	6,085,959.30	(427,487.81)	6,085,959.30	4,647,189.86
41161PHU0	6,179,446.69	-	6,179,446.69	6,085,207.17	(94,239.52)	6,085,207.17	4,891,633.96
41161PKH5	398,408.65	-	398,408.65	394,205.87	(4,202.78)	394,205.87	264,797.71
41161PLR2	9,608,493.34	-	9,608,493.34	9,373,928.43	(234,564.91)	9,373,928.43	7,065,418.61
41161PMG5	11,965,773.37	-	11,965,773.37	11,740,798.18	(224,975.19)	11,740,798.18	9,134,717.71
41161PQU0	10,639,729.89	-	10,639,729.89	10,361,876.18	(277,853.71)	10,361,876.18	7,084,717.87
41161PSK0	3,899,690.47	-	3,899,690.47	3,835,365.43	(64,325.04)	3,835,365.43	2,896,665.46
41161PTN3	1,726,455.40	-	1,726,455.40	1,680,824.19	(45,631.21)	1,680,824.19	1,162,819.32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
41161PWB5	$5,433,234.88	$-	$5,433,234.88	$5,264,188.65	$(169,046.23)	$5,264,188.65	$3,417,999.61
41161PXH1	635,491.30	-	635,491.30	616,308.82	(19,182.48)	616,308.82	444,323.95
41164LAB5	10,449,007.70	-	10,449,007.70	10,235,230.71	(213,776.99)	10,235,230.71	6,723,398.30
41164YAB7	9,958,270.74	-	9,958,270.74	9,632,612.85	(325,657.89)	9,632,612.85	6,258,429.56
43739EAP2	16,575,973.30	-	16,575,973.30	16,187,293.48	(388,679.82)	16,187,293.48	10,405,726.23
45071KDD3	1,086,382.12	-	1,086,382.12	1,059,550.60	(26,831.52)	1,059,550.60	745,093.48
45254NHV2	224,089.33	-	224,089.33	209,941.80	(14,147.53)	209,941.80	193,979.45
45254NJV0	867,029.04	-	867,029.04	850,377.46	(16,651.58)	850,377.46	681,335.15
45254NKF3	4,230,253.82	-	4,230,253.82	4,075,133.53	(155,120.29)	4,075,133.53	3,791,309.83
45254NMB0	975,328.92	-	975,328.92	932,473.13	(42,855.79)	932,473.13	793,129.67
45254NML8	1,322,330.29	-	1,322,330.29	1,293,159.75	(29,170.54)	1,293,159.75	925,528.46
45254NNP8	10,735,821.01	-	10,735,821.01	10,652,269.05	(83,551.96)	10,652,269.05	8,014,093.27
45254NPA9	12,692,475.65	-	12,692,475.65	12,385,091.91	(307,383.74)	12,385,091.91	10,418,439.77
45254NPU5	4,430,090.91	-	4,430,090.91	4,293,231.61	(136,859.30)	4,293,231.61	3,402,629.51
45254TRX4	265,240.20	-	265,240.20	258,108.03	(7,132.17)	258,108.03	177,037.44
45660LCN7	4,057,429.37	-	4,057,429.37	3,913,813.54	(143,615.83)	3,913,813.54	3,689,459.26
45660LKW8	21,908,347.51	-	21,908,347.51	21,298,027.60	(610,319.91)	21,298,027.60	13,584,806.77
45660N2J3	2,220,485.94	-	2,220,485.94	2,021,428.12	(199,057.82)	2,021,428.12	1,969,493.75
45660N2Y0	1,017,882.52	-	1,017,882.52	1,001,489.22	(16,393.30)	1,001,489.22	793,003.49
45660N5H4	4,324,034.48	-	4,324,034.48	4,269,797.16	(54,237.32)	4,269,797.16	3,196,502.02
45660NQ24	1,970,446.46	-	1,970,446.46	1,968,799.95	(1,646.51)	1,968,799.95	1,795,440.64
45660NS30	1,157,717.89	-	1,157,717.89	1,150,501.82	(7,216.07)	1,150,501.82	896,223.95
45661EAA2	235,697.52	-	235,697.52	226,316.19	(9,381.33)	226,316.19	214,425.81
466247XE8	5,390,729.34	-	5,390,729.34	5,333,873.02	(56,856.32)	5,333,873.02	3,378,889.69
525221AJ6	2,261,175.96	-	2,261,175.96	2,216,676.56	(44,499.40)	2,216,676.56	1,517,007.01
525221GM3	2,732,081.65	-	2,732,081.65	2,649,357.67	(82,723.98)	2,649,357.67	1,619,667.37
525221HA8	20,207,345.18	-	20,207,345.18	19,668,821.93	(538,523.25)	19,668,821.93	10,939,984.17
52524VAG4	11,062,404.37	-	11,062,404.37	10,838,351.72	(224,052.65)	10,838,351.72	7,050,647.53
52524YAF0	9,665,927.77	-	9,665,927.77	9,379,652.95	(286,274.82)	9,379,652.95	6,147,462.85
55027AAR1	9,295,635.13	-	9,295,635.13	9,213,079.35	(82,555.78)	9,213,079.35	6,032,918.95
55027BAA6	13,108,293.41	-	13,108,293.41	12,665,836.46	(442,456.95)	12,665,836.46	6,968,458.74
55274SAM3	906,915.51	-	906,915.51	880,480.09	(26,435.42)	880,480.09	752,034.62
576433G42	7,024,024.64	-	7,024,024.64	6,885,577.88	(138,446.76)	6,885,577.88	4,314,806.39
576433H33	3,261,825.29	-	3,261,825.29	3,174,754.27	(87,071.02)	3,174,754.27	3,133,978.43
57643LMP8	1,698,761.89	-	1,698,761.89	1,516,916.66	(181,845.23)	1,516,916.66	1,006,686.00
589929N38	618,843.60	-	618,843.60	607,180.29	(11,663.31)	607,180.29	583,261.22
589929X29	3,890,489.13	-	3,890,489.13	3,887,953.67	(2,535.46)	3,887,953.67	3,359,229.48
59020UAA3	154,092.84	-	154,092.84	152,882.12	(1,210.72)	152,882.12	147,716.07
59020UAC9	805,983.42	-	805,983.42	803,847.98	(2,135.44)	803,847.98	729,547.23
59020UNZ4	1,413,542.51	-	1,413,542.51	1,384,820.01	(28,722.50)	1,384,820.01	1,305,590.00
61749LAN1	495,108.38	-	495,108.38	426,403.81	(68,704.57)	426,403.81	483,109.45
617526AE8	298,458.27	-	298,458.27	247,896.75	(50,561.52)	247,896.75	201,593.54
61913PAA0	11,417,672.54	-	11,417,672.54	10,888,133.59	(529,538.95)	10,888,133.59	9,819,940.36
61915RBB1	6,273,000.31	-	6,273,000.31	6,124,189.76	(148,810.55)	6,124,189.76	3,779,577.22
63543XAH2	(79,020.00)	-	(79,020.00)	-	79,020.00	-	100,000.00
638728AC9	2,174,025.70	-	2,174,025.70	2,120,248.36	(53,777.34)	2,120,248.36	1,283,453.97
64352VEG2	53,328.05	-	53,328.05	41,302.27	(12,025.78)	41,302.27	34,820.40
66987XBV6	16,520.30	-	16,520.30	16,470.43	(49.87)	16,470.43	11,703.64
68383NCU5	7,282,554.24	-	7,282,554.24	7,235,682.42	(46,871.82)	7,235,682.42	5,207,209.31
73316PJD3	20,976.16	-	20,976.16	19,251.21	(1,724.95)	19,251.21	20,415.57
74922AAA5	13,117,398.44	-	13,117,398.44	13,117,398.44	-	13,117,398.44	7,547,875.59
75114GAC3	17,258,298.59	-	17,258,298.59	16,957,780.52	(300,518.07)	16,957,780.52	10,592,845.95
75114HAD9	15,985,299.98	-	15,985,299.98	15,385,859.62	(599,440.36)	15,385,859.62	9,711,227.61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
75114HAK3	$5,111,412.15	$-	$5,111,412.15	$4,881,961.31	$(229,450.84)	$4,881,961.31	$1,486,628.18
760985U33	509,393.37	-	509,393.37	509,070.17	(323.20)	509,070.17	401,596.46
76110GE23	5,017,971.92	-	5,017,971.92	4,955,217.15	(62,754.77)	4,955,217.15	4,576,649.54
76110GG62	5,026,755.12	-	5,026,755.12	4,991,211.22	(35,543.90)	4,991,211.22	4,874,911.35
76110GV40	2,783,024.62	-	2,783,024.62	2,642,100.56	(140,924.06)	2,642,100.56	2,621,644.63
76110GZQ7	6,790,133.51	-	6,790,133.51	6,546,910.11	(243,223.40)	6,546,910.11	5,967,525.57
761118KU1	6,008,078.81	-	6,008,078.81	5,885,056.06	(123,022.75)	5,885,056.06	3,864,201.42
761118NN4	8,315,435.99	-	8,315,435.99	8,159,140.66	(156,295.33)	8,159,140.66	5,395,099.87
761118RM2	16,560,034.61	-	16,560,034.61	16,205,072.57	(354,962.04)	16,205,072.57	10,347,725.81
77277LAF4	40,976,607.92	-	40,976,607.92	39,517,587.12	(1,459,020.80)	39,517,587.12	25,106,760.00
77277LAH0	2,035,845.16	-	2,035,845.16	1,964,959.14	(70,886.02)	1,964,959.14	2,426,111.99
77277LAJ6	28,822,879.15	-	28,822,879.15	27,814,860.58	(1,008,018.57)	27,814,860.58	15,798,887.97
79548KXQ6	1,495,470.74	-	1,495,470.74	1,490,425.94	(5,044.80)	1,490,425.94	1,318,982.77
805564RM5	3,431,895.26	-	3,431,895.26	2,858,398.98	(573,496.28)	2,858,398.98	2,577,847.11
85554NAG5	1,149,005.80	-	1,149,005.80	1,074,369.95	(74,635.85)	1,074,369.95	1,112,280.44
8635722A0	213,401.28	-	213,401.28	183,019.29	(30,381.99)	183,019.29	184,712.67
863579CB2	4,505,670.30	-	4,505,670.30	4,010,269.07	(495,401.23)	4,010,269.07	4,491,455.53
86358HHX0	934,544.89	-	934,544.89	881,801.84	(52,743.05)	881,801.84	766,260.98
86358R3Q8	1,109,716.83	-	1,109,716.83	1,086,821.24	(22,895.59)	1,086,821.24	1,105,869.67
86358RQ83	140,984.59	-	140,984.59	139,518.81	(1,465.78)	139,518.81	114,478.24
86359AEH2	22,878.66	-	22,878.66	15,088.67	(7,789.99)	15,088.67	17,036.99
86359BKB6	901,519.44	-	901,519.44	890,541.79	(10,977.65)	890,541.79	882,377.13
86359BLB5	1,236,421.78	-	1,236,421.78	1,214,880.93	(21,540.85)	1,214,880.93	1,047,933.98
86359BPM7	1,697,008.90	-	1,697,008.90	1,677,712.85	(19,296.05)	1,677,712.85	1,471,420.81
86359DDB0	1,720,052.55	-	1,720,052.55	1,557,773.74	(162,278.81)	1,557,773.74	1,008,171.00
86359DUL9	182,619.56	-	182,619.56	177,929.38	(4,690.18)	177,929.38	130,899.00
86359LRW1	19,283,246.92	-	19,283,246.92	18,854,133.13	(429,113.79)	18,854,133.13	12,078,962.49
86359LSM2	1,229,392.32	-	1,229,392.32	1,221,421.18	(7,971.14)	1,221,421.18	797,783.92
86360JAA9	10,678,598.80	-	10,678,598.80	10,110,663.03	(567,935.77)	10,110,663.03	5,665,225.53
86360JAE1	8,083,947.71	-	8,083,947.71	7,968,904.60	(115,043.11)	7,968,904.60	5,199,107.01
86360UAF3	3,679,934.99	-	3,679,934.99	3,657,014.40	(22,920.59)	3,657,014.40	2,342,230.10
86361HAA2	11,498,036.76	-	11,498,036.76	11,228,014.28	(270,022.48)	11,228,014.28	7,105,230.74
86361HAB0	7,245,471.81	-	7,245,471.81	6,677,265.79	(568,206.02)	6,677,265.79	6,376,092.75
86363DAA9	8,341,915.82	-	8,341,915.82	7,940,221.38	(401,694.44)	7,940,221.38	5,860,750.26
885220FS7	6,795,813.69	-	6,795,813.69	6,700,333.14	(95,480.55)	6,700,333.14	5,924,957.27
929227QB5	216,049.73	-	216,049.73	197,161.22	(18,888.51)	197,161.22	205,696.07
92922F4M7	4,304,379.27	-	4,304,379.27	4,200,000.14	(104,379.13)	4,200,000.14	3,057,226.29
92922F5T1	7,185,795.39	-	7,185,795.39	7,025,768.14	(160,027.25)	7,025,768.14	5,003,926.25
92922F7Q5	8,971,978.46	-	8,971,978.46	8,646,636.70	(325,341.76)	8,646,636.70	6,268,400.14
92922FB72	1,174,068.37	-	1,174,068.37	1,155,765.56	(18,302.81)	1,155,765.56	850,774.90
92922FJ25	6,121,694.09	-	6,121,694.09	6,046,585.33	(75,108.76)	6,046,585.33	4,353,868.94
92922FNW4	1,192,216.02	-	1,192,216.02	1,176,012.07	(16,203.95)	1,176,012.07	1,321,844.90
92922FTJ7	1,233,564.94	-	1,233,564.94	1,210,352.93	(23,212.01)	1,210,352.93	974,061.94
92922FWU8	3,540,323.48	-	3,540,323.48	3,390,238.86	(150,084.62)	3,390,238.86	2,849,678.72
92922FZF8	8,125,751.26	-	8,125,751.26	7,801,971.37	(323,779.89)	7,801,971.37	6,075,249.66
92925CBB7	4,188,635.02	-	4,188,635.02	4,096,642.85	(91,992.17)	4,096,642.85	3,033,957.41
92925VAM2	616,737.54	-	616,737.54	597,598.02	(19,139.52)	597,598.02	548,628.09
92926SAE6	725,416.21	-	725,416.21	680,038.47	(45,377.74)	680,038.47	615,701.52
92979DAA3	537,331.46	-	537,331.46	523,333.07	(13,998.39)	523,333.07	437,747.24
9393365V1	1,560,697.73	-	1,560,697.73	1,549,341.13	(11,356.60)	1,549,341.13	1,431,792.71
939336KZ5	2,341,996.35	-	2,341,996.35	2,334,363.48	(7,632.87)	2,334,363.48	2,055,619.32
939336X65	11,157,951.25	-	11,157,951.25	10,874,647.01	(283,304.24)	10,874,647.01	8,432,485.02
93934FHC9	7,712,919.25	-	7,712,919.25	7,699,609.07	(13,310.18)	7,699,609.07	5,318,460.28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
949810AA3	$566,424.05	$-	$566,424.05	$546,485.91	$(19,938.14)	$546,485.91	$552,653.69
94981UAF6	131,272.34	-	131,272.34	120,555.74	(10,716.60)	120,555.74	126,792.75
984582AA4	469,929.99	-	469,929.99	457,191.65	(12,738.34)	457,191.65	447,475.99
Totals	$1,090,904,993.06	$-	$1,090,904,993.06	$1,056,761,288.41	$(34,143,704.65)	$1,056,761,288.41	$754,310,837.90

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$355,000.00	$-	$355,000.00	$290,000.00	$(65,000.00)	$290,000.00	$285,000.00
02146QAB9	12,032,384.34	-	12,032,384.34	11,850,302.56	(182,081.78)	11,850,302.56	8,273,272.97
02146TAQ0	17,912,916.56	-	17,912,916.56	16,693,633.85	(1,219,282.71)	16,693,633.85	15,861,675.53
02147CAA1	8,190,222.89	-	8,190,222.89	7,939,110.94	(251,111.95)	7,939,110.94	6,096,652.75
02147DAB7	10,161,163.88	-	10,161,163.88	10,078,483.46	(82,680.42)	10,078,483.46	6,914,174.96
02660TJB0	20,555,478.37	-	20,555,478.37	20,347,778.08	(207,700.29)	20,347,778.08	12,585,211.89
026929AD1	8,030,886.70	-	8,030,886.70	7,394,102.16	(636,784.54)	7,394,102.16	5,256,697.03
040104QN4	3,081,243.14	-	3,081,243.14	2,932,821.41	(148,421.73)	2,932,821.41	2,211,252.01
040104RV5	2,149,830.76	-	2,149,830.76	1,896,624.45	(253,206.31)	1,896,624.45	1,179,460.79
055294AA0	2,742,261.38	-	2,742,261.38	2,733,334.33	(8,927.05)	2,733,334.33	2,124,984.49
05946XYP2	911,601.67	-	911,601.67	887,990.95	(23,610.72)	887,990.95	634,778.52
05949ALH1	2,151,644.79	-	2,151,644.79	2,136,047.25	(15,597.54)	2,136,047.25	2,013,913.79
06050HKX5	555,677.56	-	555,677.56	391,850.36	(163,827.20)	391,850.36	275,336.82
06652DAA7	6,077,835.07	-	6,077,835.07	5,757,188.52	(320,646.55)	5,757,188.52	3,826,160.28
07325VAG9	2,046,242.08	-	2,046,242.08	1,991,505.51	(54,736.57)	1,991,505.51	1,745,162.36
07384M2X9	1,361,810.63	-	1,361,810.63	1,352,743.46	(9,067.17)	1,352,743.46	1,248,649.19
07384MS60	1,104,612.98	-	1,104,612.98	1,101,308.59	(3,304.39)	1,101,308.59	1,059,508.44
073854AB7	12,695,390.34	-	12,695,390.34	11,906,518.33	(788,872.01)	11,906,518.33	8,147,292.87
073879PA0	1,573,350.01	-	1,573,350.01	1,479,316.14	(94,033.87)	1,479,316.14	938,382.90
073879Z92	9,514,139.04	-	9,514,139.04	8,989,749.85	(524,389.19)	8,989,749.85	4,663,130.93
07387AFX8	457,361.06	-	457,361.06	433,935.98	(23,425.08)	433,935.98	441,839.32
07401LAA1	12,276,860.81	-	12,276,860.81	12,136,177.26	(140,683.55)	12,136,177.26	8,418,287.41
07401LAQ6	2,821,485.52	-	2,821,485.52	2,760,350.78	(61,134.74)	2,760,350.78	2,161,391.82
078446AB7	106,000.00	-	106,000.00	90,796.00	(15,204.00)	90,796.00	96,000.00
1248MGAJ3	70,790.89	-	70,790.89	66,267.71	(4,523.18)	66,267.71	49,228.91
12498NAB9	728,683.92	-	728,683.92	710,315.56	(18,368.36)	710,315.56	679,973.64
126670KN7	1,732,271.79	-	1,732,271.79	1,660,075.67	(72,196.12)	1,660,075.67	914,733.00
126673WB4	492,654.93	-	492,654.93	476,894.95	(15,759.98)	476,894.95	470,107.79
12667GCB7	169,287.19	-	169,287.19	164,795.22	(4,491.97)	164,795.22	122,499.65
12667GS20	11,646,736.57	-	11,646,736.57	11,089,514.67	(557,221.90)	11,089,514.67	7,317,781.72
12667GWF6	6,438,343.28	-	6,438,343.28	6,207,410.09	(230,933.19)	6,207,410.09	4,282,323.80
12667GYX5	1,032,401.67	-	1,032,401.67	798,077.21	(234,324.46)	798,077.21	961,743.25
12668BE33	12,873,661.44	-	12,873,661.44	12,655,782.02	(217,879.42)	12,655,782.02	9,029,638.43
12668BEH2	801,730.55	-	801,730.55	753,680.93	(48,049.62)	753,680.93	760,403.72
12669FW82	963,882.87	-	963,882.87	956,051.21	(7,831.66)	956,051.21	763,113.56
12669GKH3	11,070,655.27	-	11,070,655.27	10,821,345.82	(249,309.45)	10,821,345.82	8,435,950.92
12669GMS7	187,439.13	-	187,439.13	186,583.68	(855.45)	186,583.68	167,407.46
12669GRM5	2,381,686.60	-	2,381,686.60	2,337,315.68	(44,370.92)	2,337,315.68	1,664,932.90
12669GRQ6	5,867,340.96	-	5,867,340.96	5,720,021.02	(147,319.94)	5,720,021.02	5,269,585.71
12669GTV3	302,649.28	-	302,649.28	289,237.92	(13,411.36)	289,237.92	221,846.36
12669GUR0	3,154,848.17	-	3,154,848.17	3,013,751.26	(141,096.91)	3,013,751.26	2,110,912.61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
14453MAB0	$8,366,400.29	$-	$8,366,400.29	$8,143,712.87	$(222,687.42)	$8,143,712.87	$6,076,084.91
17311YAC7	2,389,577.54	-	2,389,577.54	2,365,142.09	(24,435.45)	2,365,142.09	2,003,923.25
22540VG71	144,135.24	-	144,135.24	144,006.39	(128.85)	144,006.39	142,405.44
22540VY55	154,848.81	-	154,848.81	153,043.38	(1,805.43)	153,043.38	125,379.04
22943HAD8	8,930,536.31	-	8,930,536.31	8,559,212.93	(371,323.38)	8,559,212.93	4,859,925.00
23243AAD8	910,919.35	-	910,919.35	900,594.54	(10,324.81)	900,594.54	667,968.15
23321P6A1	3,904,177.62	-	3,904,177.62	3,903,386.18	(791.44)	3,903,386.18	3,814,846.35
23332UBV5	5,006,024.34	-	5,006,024.34	4,845,487.38	(160,536.96)	4,845,487.38	3,320,926.51
23332UCM4	489,157.25	-	489,157.25	484,521.05	(4,636.20)	484,521.05	336,415.99
251508AB3	6,716,113.69	-	6,716,113.69	5,838,739.88	(877,373.81)	5,838,739.88	4,164,503.30
251510FB4	5,175,183.65	-	5,175,183.65	5,052,929.38	(122,254.27)	5,052,929.38	4,369,316.65
32113JAA3	622,764.25	-	622,764.25	606,682.49	(16,081.76)	606,682.49	386,977.37
32113JBV6	252,753.95	-	252,753.95	228,621.65	(24,132.30)	228,621.65	198,878.00
36228FC53	927,018.69	-	927,018.69	876,662.22	(50,356.47)	876,662.22	795,524.33
362290AC2	1,315,082.42	-	1,315,082.42	970,668.69	(344,413.73)	970,668.69	1,249,565.64
362480AD7	10,920,725.53	-	10,920,725.53	10,190,750.28	(729,975.25)	10,190,750.28	6,771,946.36
36298XAB8	19,540,101.49	-	19,540,101.49	19,356,084.89	(184,016.60)	19,356,084.89	18,688,392.80
39538RBB4	10,621,455.73	-	10,621,455.73	10,357,148.10	(264,307.63)	10,357,148.10	6,833,433.32
39539GAA0	3,745,859.77	-	3,745,859.77	3,693,394.38	(52,465.39)	3,693,394.38	2,762,708.79
41161PFR9	1,057,421.82	-	1,057,421.82	1,049,222.96	(8,198.86)	1,049,222.96	880,583.81
41161PHU0	6,434,985.19	-	6,434,985.19	6,321,068.34	(113,916.85)	6,321,068.34	5,082,846.18
41161PKH5	428,607.22	-	428,607.22	417,973.63	(10,633.59)	417,973.63	298,610.43
41161PLR2	10,208,554.57	-	10,208,554.57	9,931,349.39	(277,205.18)	9,931,349.39	7,369,950.14
41161PMG5	12,686,469.66	-	12,686,469.66	12,253,773.73	(432,695.93)	12,253,773.73	9,207,070.40
41161PSK0	4,072,927.86	-	4,072,927.86	4,054,365.85	(18,562.01)	4,054,365.85	3,112,909.78
41164YAB7	10,228,700.53	-	10,228,700.53	10,108,870.61	(119,829.92)	10,108,870.61	6,763,548.54
43739EAP2	16,762,173.85	-	16,762,173.85	16,754,383.79	(7,790.06)	16,754,383.79	11,547,347.43
43739EBJ5	7,818,708.26	-	7,818,708.26	7,708,379.95	(110,328.31)	7,708,379.95	5,582,406.29
43739EBS5	7,495,471.91	-	7,495,471.91	7,360,184.77	(135,287.14)	7,360,184.77	5,928,566.53
45071KDD3	1,228,116.77	-	1,228,116.77	1,170,289.65	(57,827.12)	1,170,289.65	747,163.15
45254NJV0	898,086.12	-	898,086.12	888,802.85	(9,283.27)	888,802.85	686,735.70
45254NMB0	1,011,350.40	-	1,011,350.40	990,574.51	(20,775.89)	990,574.51	819,498.77
45254NML8	1,361,465.84	-	1,361,465.84	1,349,261.53	(12,204.31)	1,349,261.53	949,172.61
45254NPA9	13,078,947.98	-	13,078,947.98	12,864,037.94	(214,910.04)	12,864,037.94	11,036,655.21
45254NPU5	4,557,944.28	-	4,557,944.28	4,491,215.04	(66,729.24)	4,491,215.04	3,435,163.55
45254TRX4	289,648.82	-	289,648.82	268,982.89	(20,665.93)	268,982.89	184,567.75
45254TSM7	3,185,175.16	-	3,185,175.16	3,178,237.32	(6,937.84)	3,178,237.32	1,802,649.77
45660LKW8	22,789,501.37	-	22,789,501.37	22,157,937.38	(631,563.99)	22,157,937.38	14,182,598.88
45660LW96	2,821,627.31	-	2,821,627.31	2,302,696.11	(518,931.20)	2,302,696.11	1,645,942.74
45660LYW3	2,839,935.89	-	2,839,935.89	2,675,191.85	(164,744.04)	2,675,191.85	1,808,335.06
45660N5H4	2,548,236.34	-	2,548,236.34	2,494,498.56	(53,737.78)	2,494,498.56	2,192,321.21
45660NQ24	2,006,313.51	-	2,006,313.51	1,977,589.40	(28,724.11)	1,977,589.40	1,854,995.67
466247XE8	5,663,043.17	-	5,663,043.17	5,468,140.48	(194,902.69)	5,468,140.48	3,478,749.59
46627MBQ9	10,520,931.04	-	10,520,931.04	10,382,860.24	(138,070.80)	10,382,860.24	7,343,157.84
525221AJ6	2,364,660.32	-	2,364,660.32	2,303,545.55	(61,114.77)	2,303,545.55	1,462,798.21
525221CD7	199,143.11	-	199,143.11	140,273.81	(58,869.30)	140,273.81	73,244.54
525221EN3	7,615,159.04	-	7,615,159.04	6,810,706.64	(804,452.40)	6,810,706.64	5,780,485.70
525221GB7	21,306.89	-	21,306.89	19,942.84	(1,364.05)	19,942.84	17,621.17
525221GM3	2,893,816.76	-	2,893,816.76	2,770,940.92	(122,875.84)	2,770,940.92	1,745,499.88
525221HA8	20,311,816.98	-	20,311,816.98	20,218,739.56	(93,077.42)	20,218,739.56	12,212,406.28
52524YAF0	10,165,923.50	-	10,165,923.50	9,936,997.51	(228,925.99)	9,936,997.51	6,413,146.30
55027AAR1	9,939,205.47	-	9,939,205.47	9,460,015.29	(479,190.18)	9,460,015.29	6,284,640.75
55027AAU4	5,014,593.61	-	5,014,593.61	4,727,808.64	(286,784.97)	4,727,808.64	3,669,394.89

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
55027BAA6	$13,695,897.92	$-	$13,695,897.92	$13,402,622.86	$(293,275.06)	$13,402,622.86	$7,785,098.29
55274SAM3	958,260.89	-	958,260.89	936,771.00	(21,489.89)	936,771.00	800,319.19
576433WZ5	2,173,624.29	-	2,173,624.29	1,797,224.58	(376,399.71)	1,797,224.58	2,111,096.68
576438AA3	2,986,331.41	-	2,986,331.41	2,904,333.95	(81,997.46)	2,904,333.95	2,292,462.90
57643LMP8	1,768,401.20	-	1,768,401.20	1,665,768.72	(102,632.48)	1,665,768.72	1,020,858.00
59020UAC9	831,369.52	-	831,369.52	829,854.74	(1,514.78)	829,854.74	760,663.54
59020UNZ4	1,477,073.86	-	1,477,073.86	1,413,229.74	(63,844.12)	1,413,229.74	1,335,154.95
59020UUJ2	3,525,203.43	-	3,525,203.43	3,498,541.17	(26,662.26)	3,498,541.17	3,179,606.06
59020UW43	1,146,354.75	-	1,146,354.75	940,451.86	(205,902.89)	940,451.86	1,063,971.44
59024WAB3	1,377,874.01	-	1,377,874.01	1,249,457.53	(128,416.48)	1,249,457.53	1,355,587.88
617526AE8	308,320.76	-	308,320.76	290,839.48	(17,481.28)	290,839.48	210,114.91
61915RBB1	6,505,525.22	-	6,505,525.22	6,368,210.54	(137,314.68)	6,368,210.54	4,034,515.97
63543XAH2	79,020.00	-	79,020.00	-	(79,020.00)	-	100,000.00
65106FAG7	222,807.35	-	222,807.35	173,737.96	(49,069.39)	173,737.96	644,988.50
65535VRK6	1,595,098.54	-	1,595,098.54	1,461,692.09	(133,406.45)	1,461,692.09	1,128,243.27
65535VUS5	1,967,066.10	-	1,967,066.10	1,625,756.58	(341,309.52)	1,625,756.58	1,842,954.87
68383NCU5	7,569,311.48	-	7,569,311.48	7,458,109.86	(111,201.62)	7,458,109.86	5,530,688.63
68383NDT7	7,580,254.71	-	7,580,254.71	7,537,982.61	(42,272.10)	7,537,982.61	5,517,435.79
69121PDX8	733,994.81	-	733,994.81	714,780.11	(19,214.70)	714,780.11	649,477.08
73316PJD3	24,652.84	-	24,652.84	21,588.24	(3,064.60)	21,588.24	20,920.18
75114HAK3	5,468,316.97	-	5,468,316.97	4,947,087.27	(521,229.70)	4,947,087.27	1,860,199.38
76110GV40	2,855,552.11	-	2,855,552.11	2,848,957.13	(6,594.98)	2,848,957.13	2,680,673.09
76110GZQ7	6,924,079.62	-	6,924,079.62	6,913,692.91	(10,386.71)	6,913,692.91	6,022,270.89
761118KU1	6,185,182.79	-	6,185,182.79	6,149,135.41	(36,047.38)	6,149,135.41	4,149,854.65
79548KXQ6	1,530,147.05	-	1,530,147.05	1,509,276.36	(20,870.69)	1,509,276.36	1,330,711.68
805564RM5	3,783,853.77	-	3,783,853.77	3,390,656.22	(393,197.55)	3,390,656.22	2,589,301.99
81744FDK0	2,178,301.21	-	2,178,301.21	2,151,684.02	(26,617.19)	2,151,684.02	1,761,382.63
8635722A0	233,595.24	-	233,595.24	215,504.87	(18,090.37)	215,504.87	186,216.34
863579DV7	416,883.90	-	416,883.90	285,759.07	(131,124.83)	285,759.07	308,009.45
863579KG2	2,973,646.71	-	2,973,646.71	2,942,098.75	(31,547.96)	2,942,098.75	2,664,997.41
86358RP68	437,220.89	-	437,220.89	422,474.79	(14,746.10)	422,474.79	398,856.58
86359ACC5	531,978.21	-	531,978.21	353,127.15	(178,851.06)	353,127.15	488,282.15
86359ADN0	741,134.04	-	741,134.04	326,463.46	(414,670.58)	326,463.46	682,038.16
86359B7K1	138,037.60	-	138,037.60	126,862.75	(11,174.85)	126,862.75	137,039.83
86359BKB6	916,470.25	-	916,470.25	904,786.02	(11,684.23)	904,786.02	907,098.07
86359DUL9	194,987.88	-	194,987.88	188,934.70	(6,053.18)	188,934.70	143,104.84
86359DUR6	17,332,821.60	-	17,332,821.60	17,133,310.77	(199,510.83)	17,133,310.77	13,000,522.13
86359LRW1	20,040,509.75	-	20,040,509.75	19,854,529.41	(185,980.34)	19,854,529.41	12,605,141.57
86360JAE1	8,289,646.58	-	8,289,646.58	8,220,957.52	(68,689.06)	8,220,957.52	5,360,309.37
86360JAN1	3,353,911.80	-	3,353,911.80	2,834,798.76	(519,113.04)	2,834,798.76	1,837,894.65
86360KAF5	32,116,770.69	-	32,116,770.69	31,735,747.36	(381,023.33)	31,735,747.36	20,359,228.06
86361HAA2	12,017,398.43	-	12,017,398.43	11,901,691.77	(115,706.66)	11,901,691.77	7,914,933.46
86361HAB0	7,654,446.10	-	7,654,446.10	7,553,360.48	(101,085.62)	7,553,360.48	7,548,110.13
86363DAA9	8,704,237.99	-	8,704,237.99	8,584,990.62	(119,247.37)	8,584,990.62	6,725,522.53
88157QAL2	937,251.38	-	937,251.38	703,789.33	(233,462.05)	703,789.33	1,223,464.27
885220FS7	7,123,770.34	-	7,123,770.34	7,030,548.39	(93,221.95)	7,030,548.39	6,510,377.19
92922F5T1	7,370,799.85	-	7,370,799.85	7,282,989.99	(87,809.86)	7,282,989.99	5,963,213.98
92922FB72	1,210,035.69	-	1,210,035.69	1,197,200.58	(12,835.11)	1,197,200.58	882,889.24
92922FJ25	6,254,294.53	-	6,254,294.53	6,189,443.91	(64,850.62)	6,189,443.91	4,867,792.79
92922FZD3	13,171,136.59	-	13,171,136.59	12,466,741.22	(704,395.37)	12,466,741.22	13,117,969.62
92922FZF8	8,267,915.38	-	8,267,915.38	8,244,339.94	(23,575.44)	8,244,339.94	6,853,052.73
92925CBB7	4,280,518.12	-	4,280,518.12	4,227,773.72	(52,744.40)	4,227,773.72	3,348,795.48
92977YAY7	2,465,934.87	-	2,465,934.87	2,167,246.19	(298,688.68)	2,167,246.19	467,915.97

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92979DAA3	$592,212.28	$-	$592,212.28	$531,258.61	$(60,953.67)	$531,258.61	$449,461.21
9393365V1	1,661,860.00	-	1,661,860.00	1,609,085.32	(52,774.68)	1,609,085.32	1,403,053.51
93934FHC9	8,006,057.92	-	8,006,057.92	7,914,350.10	(91,707.82)	7,914,350.10	5,510,082.35
Totals	$762,320,631.78	$-	$762,320,631.78	$738,510,047.63	$(23,810,584.15)	$738,510,047.63	$546,494,231.96

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2011:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$370,000.00	$-	$370,000.00	$355,000.00	$(15,000.00)	$355,000.00	$355,000.00
004375CT6	7,403,325.91	-	7,403,325.91	7,147,252.56	(256,073.35)	7,147,252.56	5,694,371.62
00442GAD2	159,625.51	-	159,625.51	154,480.10	(5,145.41)	154,480.10	160,913.36
00442JAE4	5,413,645.90	-	5,413,645.90	4,927,546.20	(486,099.70)	4,927,546.20	3,887,634.80
007034AQ4	5,320,602.41	-	5,320,602.41	5,232,343.88	(88,258.53)	5,232,343.88	4,278,416.99
007037BK9	238,074.57	-	238,074.57	232,349.28	(5,725.29)	232,349.28	156,567.31
02146QAB9	13,263,679.03	-	13,263,679.03	12,405,812.00	(857,867.03)	12,405,812.00	9,354,207.06
02146YAD8	17,604,278.99	-	17,604,278.99	16,869,197.39	(735,081.60)	16,869,197.39	12,873,145.97
02147CAA1	8,897,979.14	-	8,897,979.14	8,460,893.11	(437,086.03)	8,460,893.11	6,712,922.27
02147DAB7	11,004,615.15	-	11,004,615.15	10,535,593.48	(469,021.67)	10,535,593.48	7,666,098.70
02660TGN7	8,220,080.69	-	8,220,080.69	8,000,792.06	(219,288.63)	8,000,792.06	5,341,882.20
02660TGS6	7,553,437.85	-	7,553,437.85	6,528,085.41	(1,025,352.44)	6,528,085.41	4,919,615.29
02660TJB0	21,940,746.02	-	21,940,746.02	20,981,937.25	(958,808.77)	20,981,937.25	14,187,594.02
02660WAC0	16,364,974.60	-	16,364,974.60	16,003,512.77	(361,461.83)	16,003,512.77	11,231,013.93
02660XAD6	10,753,042.52	-	10,753,042.52	10,499,231.10	(253,811.42)	10,499,231.10	8,340,004.28
026929AA7	8,990,381.35	-	8,990,381.35	8,654,511.98	(335,869.37)	8,654,511.98	8,883,436.91
026929AD1	8,710,369.61	-	8,710,369.61	8,406,222.21	(304,147.40)	8,406,222.21	5,877,597.71
040104QN4	3,493,460.23	-	3,493,460.23	3,266,039.39	(227,420.84)	3,266,039.39	2,749,129.20
040104TF8	88,076.11	-	88,076.11	85,556.47	(2,519.64)	85,556.47	62,760.85
040104TG6	977,591.28	-	977,591.28	950,814.78	(26,776.50)	950,814.78	820,433.37
04012XAC9	253,511.81	-	253,511.81	238,019.03	(15,492.78)	238,019.03	175,845.08
055294AA0	2,975,082.10	-	2,975,082.10	2,897,726.71	(77,355.39)	2,897,726.71	2,397,151.63
05535DAN4	4,426,081.37	-	4,426,081.37	2,957,964.95	(1,468,116.42)	2,957,964.95	2,707,952.24
05535DCF9	8,177,898.68	-	8,177,898.68	7,887,868.43	(290,030.25)	7,887,868.43	4,796,232.12
05946XYP2	965,465.31	-	965,465.31	954,163.65	(11,301.66)	954,163.65	713,045.13
05949ALH1	1,959,762.10	-	1,959,762.10	1,945,434.78	(14,327.32)	1,945,434.78	1,914,105.59
05950DAA8	10,315,389.14	-	10,315,389.14	10,136,225.11	(179,164.03)	10,136,225.11	8,457,262.89
06050HKX5	591,031.77	-	591,031.77	562,401.51	(28,630.26)	562,401.51	291,127.17
073879Z92	9,741,810.63	-	9,741,810.63	9,295,040.70	(446,769.93)	9,295,040.70	4,612,197.71
07389VAA5	1,671,470.58	-	1,671,470.58	1,561,202.75	(110,267.83)	1,561,202.75	1,504,771.87
07400XAB4	2,780,642.45	-	2,780,642.45	2,666,904.78	(113,737.67)	2,666,904.78	1,842,237.26
07401LAA1	13,341,277.48	-	13,341,277.48	12,685,561.38	(655,716.10)	12,685,561.38	9,725,389.47
07401LAQ6	3,052,505.86	-	3,052,505.86	2,941,553.78	(110,952.08)	2,941,553.78	2,412,194.27
07820QAY1	13,083,773.80	-	13,083,773.80	12,632,872.48	(450,901.32)	12,632,872.48	9,775,561.89
07820QBL8	2,720,336.17	-	2,720,336.17	2,618,897.35	(101,438.82)	2,618,897.35	2,018,590.75
1248M3AB9	4,951,130.55	-	4,951,130.55	4,861,326.62	(89,803.93)	4,861,326.62	4,664,240.59
1248MGAJ3	78,372.25	-	78,372.25	72,737.09	(5,635.16)	72,737.09	48,377.62
1248RHAD9	4,780,920.84	-	4,780,920.84	4,175,285.93	(605,634.91)	4,175,285.93	2,877,308.61
12498NAB9	789,064.07	-	789,064.07	766,456.38	(22,607.69)	766,456.38	740,423.81
126670KN7	1,831,846.50	-	1,831,846.50	1,717,010.16	(114,836.34)	1,717,010.16	1,037,118.00
126673WB4	560,083.26	-	560,083.26	544,691.82	(15,391.44)	544,691.82	519,479.47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667FUL7	$189,967.87	$-	$189,967.87	$141,385.58	$(48,582.29)	$141,385.58	$785,597.22
12667GCB7	181,815.58	-	181,815.58	170,887.82	(10,927.76)	170,887.82	135,927.44
12667GR62	8,415,537.52	-	8,415,537.52	8,355,026.41	(60,511.11)	8,355,026.41	7,028,670.89
12667GS20	12,283,980.56	-	12,283,980.56	11,937,876.96	(346,103.60)	11,937,876.96	8,059,668.23
12667GWF6	7,061,095.55	-	7,061,095.55	6,602,223.90	(458,871.65)	6,602,223.90	5,007,656.34
12668A4B8	12,941,158.94	-	12,941,158.94	12,119,014.73	(822,144.21)	12,119,014.73	8,944,515.20
12668ACZ6	3,423,890.67	-	3,423,890.67	3,297,199.39	(126,691.28)	3,297,199.39	2,465,241.99
12668AEV3	10,542,275.05	-	10,542,275.05	10,247,548.39	(294,726.66)	10,247,548.39	8,344,374.16
12668AGW9	2,432,368.04	-	2,432,368.04	2,035,172.05	(397,195.99)	2,035,172.05	2,335,532.17
12668BDC4	4,752,590.84	-	4,752,590.84	4,513,145.41	(239,445.43)	4,513,145.41	3,802,036.56
12668BE33	13,928,835.54	-	13,928,835.54	13,081,072.18	(847,763.36)	13,081,072.18	9,546,383.41
12669B3B6	65,409.70	-	65,409.70	35,269.47	(30,140.23)	35,269.47	48,988.83
12669FVD2	858,107.46	-	858,107.46	804,119.58	(53,987.88)	804,119.58	854,710.58
12669FW82	1,015,805.12	-	1,015,805.12	975,988.96	(39,816.16)	975,988.96	770,763.52
12669GKH3	11,817,843.84	-	11,817,843.84	11,343,160.99	(474,682.85)	11,343,160.99	9,250,248.44
12669GMS7	205,855.54	-	205,855.54	193,668.85	(12,186.69)	193,668.85	175,858.37
12669GRM5	2,635,349.19	-	2,635,349.19	2,451,227.00	(184,122.19)	2,451,227.00	2,127,705.34
12669GRQ6	6,472,125.17	-	6,472,125.17	6,054,262.33	(417,862.84)	6,054,262.33	5,782,563.12
12669GTV3	339,622.83	-	339,622.83	311,854.40	(27,768.43)	311,854.40	242,733.97
12669GUR0	3,316,493.22	-	3,316,493.22	3,189,613.15	(126,880.07)	3,189,613.15	2,328,534.88
14983CAA3	1,274,147.66	-	1,274,147.66	1,196,953.48	(77,194.18)	1,196,953.48	837,139.86
17311YAC7	2,898,818.47	-	2,898,818.47	2,491,417.26	(407,401.21)	2,491,417.26	2,326,545.71
22540VG71	122,879.34	-	122,879.34	122,460.00	(419.34)	122,460.00	121,864.87
225470B93	4,582,217.54	-	4,582,217.54	4,509,934.32	(72,283.22)	4,509,934.32	3,845,680.35
22943HAD8	10,470,446.75	-	10,470,446.75	8,957,363.82	(1,513,082.93)	8,957,363.82	7,387,020.00
23243AAD8	989,370.51	-	989,370.51	955,614.98	(33,755.53)	955,614.98	717,483.87
23245QAA7	2,071,789.83	-	2,071,789.83	1,955,492.72	(116,297.11)	1,955,492.72	1,565,153.34
23321P6A1	2,863,387.53	-	2,863,387.53	2,856,459.02	(6,928.51)	2,856,459.02	2,786,385.86
23332UFV1	1,289,366.54	-	1,289,366.54	1,282,023.04	(7,343.50)	1,282,023.04	911,008.17
251508AB3	7,534,519.27	-	7,534,519.27	6,934,953.06	(599,566.21)	6,934,953.06	4,710,530.76
30251YAB4	7,206,825.42	-	7,206,825.42	7,150,532.74	(56,292.68)	7,150,532.74	5,424,394.15
32056CAH2	15,970,892.52	-	15,970,892.52	15,625,008.42	(345,884.10)	15,625,008.42	14,097,475.09
36185NXT2	480,300.23	-	480,300.23	342,093.29	(138,206.94)	342,093.29	360,669.96
36228FC53	1,037,017.12	-	1,037,017.12	982,991.94	(54,025.18)	982,991.94	842,138.90
362341L49	5,106,623.24	-	5,106,623.24	5,021,034.34	(85,588.90)	5,021,034.34	4,412,830.84
362341TM1	2,443,201.11	-	2,443,201.11	2,374,066.43	(69,134.68)	2,374,066.43	2,292,997.45
362480AD7	11,678,000.76	-	11,678,000.76	11,207,319.96	(470,680.80)	11,207,319.96	7,858,713.01
39538RAB5	9,839,578.13	-	9,839,578.13	9,740,017.04	(99,561.09)	9,740,017.04	6,825,326.72
39538RBB4	11,118,644.03	-	11,118,644.03	10,867,077.20	(251,566.83)	10,867,077.20	8,084,521.46
39538WFH6	9,253,858.85	-	9,253,858.85	9,008,051.77	(245,807.08)	9,008,051.77	6,507,935.92
39538WHF8	25,147,502.44	-	25,147,502.44	24,863,316.46	(284,185.98)	24,863,316.46	18,158,716.82
39539GAA0	4,142,380.99	-	4,142,380.99	3,858,924.02	(283,456.97)	3,858,924.02	3,093,463.70
41161PFR9	1,089,162.17	-	1,089,162.17	1,062,736.29	(26,425.88)	1,062,736.29	964,707.20
41161PHU0	6,805,621.64	-	6,805,621.64	6,566,125.81	(239,495.83)	6,566,125.81	5,535,257.34
41161PKH5	465,705.71	-	465,705.71	447,126.11	(18,579.60)	447,126.11	331,165.28
41161PL43	15,904,690.31	-	15,904,690.31	15,427,639.04	(477,051.27)	15,427,639.04	12,519,861.74
41161PLR2	11,217,125.58	-	11,217,125.58	10,366,730.27	(850,395.31)	10,366,730.27	8,096,014.35
41161PMG5	14,212,262.03	-	14,212,262.03	13,086,899.71	(1,125,362.32)	13,086,899.71	9,903,452.27
41161PQU0	11,206,801.04	-	11,206,801.04	11,083,259.53	(123,541.51)	11,083,259.53	8,829,517.26
41161PSK0	4,155,867.99	-	4,155,867.99	4,140,078.71	(15,789.28)	4,140,078.71	3,311,704.79
41161PTN3	1,861,916.34	-	1,861,916.34	1,835,975.71	(25,940.63)	1,835,975.71	1,380,582.71
41161PWB5	5,844,745.44	-	5,844,745.44	5,799,323.66	(45,421.78)	5,799,323.66	4,123,200.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
41161PXH1	$677,816.57	$-	$677,816.57	$669,094.72	$(8,721.85)	$669,094.72	$477,286.09
41162DAF6	8,994,069.64	-	8,994,069.64	7,961,170.02	(1,032,899.62)	7,961,170.02	7,118,547.39
41164LAB5	12,621,800.45	-	12,621,800.45	11,230,967.78	(1,390,832.67)	11,230,967.78	8,387,551.76
41164YAB7	10,726,262.52	-	10,726,262.52	10,475,360.99	(250,901.53)	10,475,360.99	7,668,382.14
43739EBJ5	8,350,734.18	-	8,350,734.18	7,950,384.41	(400,349.77)	7,950,384.41	6,251,970.02
43739EBS5	8,105,864.82	-	8,105,864.82	7,658,917.19	(446,947.63)	7,658,917.19	6,751,074.64
45254NHV2	247,136.73	-	247,136.73	233,455.99	(13,680.74)	233,455.99	209,178.13
45254NJG3	1,142,062.94	-	1,142,062.94	1,122,485.65	(19,577.29)	1,122,485.65	956,740.55
45254NKF3	4,447,562.20	-	4,447,562.20	4,407,084.59	(40,477.61)	4,407,084.59	4,349,125.98
45254NML8	1,023,637.01	-	1,023,637.01	1,023,042.60	(594.41)	1,023,042.60	798,028.88
45254NPA9	13,599,192.07	-	13,599,192.07	13,231,174.95	(368,017.12)	13,231,174.95	11,211,853.18
45254NPU5	4,802,222.03	-	4,802,222.03	4,628,886.89	(173,335.14)	4,628,886.89	3,490,188.34
45254TRX4	297,840.06	-	297,840.06	293,087.16	(4,752.90)	293,087.16	207,069.94
45254TSM7	3,295,634.70	-	3,295,634.70	3,266,883.53	(28,751.17)	3,266,883.53	2,097,577.20
45257EAA2	3,879,055.62	-	3,879,055.62	3,664,344.06	(214,711.56)	3,664,344.06	3,535,358.63
45660LW96	3,085,309.15	-	3,085,309.15	2,903,399.55	(181,909.60)	2,903,399.55	1,872,549.76
45660LY94	485,927.29	-	485,927.29	307,876.96	(178,050.33)	307,876.96	183,383.48
45660LYW3	3,582,993.37	-	3,582,993.37	2,965,244.32	(617,749.05)	2,965,244.32	2,142,003.90
45660N3S2	4,168,246.96	-	4,168,246.96	4,148,358.98	(19,887.98)	4,148,358.98	3,817,083.54
45660NQ24	853,542.41	-	853,542.41	802,184.25	(51,358.16)	802,184.25	791,950.38
456612AC4	14,752,889.16	-	14,752,889.16	13,658,056.92	(1,094,832.24)	13,658,056.92	9,476,622.32
45661LAG3	4,918,903.42	-	4,918,903.42	4,767,495.48	(151,407.94)	4,767,495.48	4,036,455.12
45667WAA6	3,657,646.56	-	3,657,646.56	3,407,235.80	(250,410.76)	3,407,235.80	3,135,273.61
466247BC6	140,463.09	-	140,463.09	139,336.41	(1,126.68)	139,336.41	137,500.62
525221AJ6	2,423,202.18	-	2,423,202.18	2,408,596.80	(14,605.38)	2,408,596.80	1,681,253.43
525221EN3	10,347,206.55	-	10,347,206.55	8,058,470.44	(2,288,736.11)	8,058,470.44	6,566,646.65
525221GM3	3,131,481.61	-	3,131,481.61	2,964,863.90	(166,617.71)	2,964,863.90	1,891,920.84
52524YAF0	10,705,885.46	-	10,705,885.46	10,608,844.00	(97,041.46)	10,608,844.00	7,272,729.33
550279AA1	4,183,735.11	-	4,183,735.11	4,132,667.48	(51,067.63)	4,132,667.48	3,211,786.83
55027AAR1	10,402,608.17	-	10,402,608.17	10,175,024.99	(227,583.18)	10,175,024.99	7,001,283.12
55027AAU4	5,421,668.41	-	5,421,668.41	5,198,866.80	(222,801.61)	5,198,866.80	3,379,511.88
55027BAA6	14,422,565.14	-	14,422,565.14	14,012,496.58	(410,068.56)	14,012,496.58	9,444,008.61
576433G42	7,620,937.36	-	7,620,937.36	7,346,531.01	(274,406.35)	7,346,531.01	5,368,399.14
576433H33	3,914,653.00	-	3,914,653.00	3,779,758.84	(134,894.16)	3,779,758.84	3,725,126.07
576438AA3	3,170,157.17	-	3,170,157.17	3,154,671.70	(15,485.47)	3,154,671.70	2,688,395.08
57643LMP8	1,818,151.86	-	1,818,151.86	1,734,492.66	(83,659.20)	1,734,492.66	1,093,308.00
617463AA2	18,190.33	-	18,190.33	17,901.18	(289.15)	17,901.18	14,579.46
61750FAE0	669,494.38	-	669,494.38	629,661.33	(39,833.05)	629,661.33	571,359.46
617526AE8	314,327.91	-	314,327.91	300,966.95	(13,360.96)	300,966.95	228,521.15
63543XAH2	106,600.00	-	106,600.00	79,020.00	(27,580.00)	79,020.00	100,000.00
64352VNY3	2,963,790.95	-	2,963,790.95	2,721,526.68	(242,264.27)	2,721,526.68	1,402,020.00
65535VRK6	1,114,388.91	-	1,114,388.91	1,072,060.59	(42,328.32)	1,072,060.59	1,055,783.60
65535VUS5	2,153,982.46	-	2,153,982.46	1,841,133.77	(312,848.69)	1,841,133.77	1,904,936.36
66987XBV6	18,653.88	-	18,653.88	18,052.56	(601.32)	18,052.56	13,570.85
74922AAA5	13,943,565.17	-	13,943,565.17	13,688,265.61	(255,299.56)	13,688,265.61	8,514,255.33
75114GAC3	18,526,178.13	-	18,526,178.13	18,199,499.83	(326,678.30)	18,199,499.83	12,887,711.47
75114HAD9	17,431,974.80	-	17,431,974.80	16,987,120.85	(444,853.95)	16,987,120.85	13,037,178.33
75114NAA2	8,422,001.05	-	8,422,001.05	8,389,607.15	(32,393.90)	8,389,607.15	6,867,667.02
75114NAB0	3,022,759.65	-	3,022,759.65	3,017,026.02	(5,733.63)	3,017,026.02	2,735,828.82
75970NAG2	1,672,850.85	-	1,672,850.85	1,580,319.99	(92,530.86)	1,580,319.99	1,316,403.38
759950EL8	4,369,242.19	-	4,369,242.19	4,171,673.19	(197,569.00)	4,171,673.19	4,268,234.94
760985U33	619,524.33	-	619,524.33	508,808.67	(110,715.66)	508,808.67	301,850.44
76110GE23	5,194,269.38	-	5,194,269.38	5,130,427.40	(63,841.98)	5,130,427.40	4,358,588.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110GTL5	$932,001.08	$-	$932,001.08	$762,733.61	$(169,267.47)	$762,733.61	$850,961.76
76110GV40	3,116,460.84	-	3,116,460.84	2,955,452.79	(161,008.05)	2,955,452.79	2,784,815.56
76110GVT5	2,221,320.41	-	2,221,320.41	2,053,290.88	(168,029.53)	2,053,290.88	2,154,244.36
76110GWG2	1,628,169.23	-	1,628,169.23	1,497,239.37	(130,929.86)	1,497,239.37	1,525,109.56
76110GZQ7	7,320,464.50	-	7,320,464.50	7,260,673.39	(59,791.11)	7,260,673.39	6,305,260.05
76110GZR5	2,460,530.70	-	2,460,530.70	2,020,311.93	(440,218.77)	2,020,311.93	2,082,824.91
761118NN4	8,970,194.40	-	8,970,194.40	8,854,040.82	(116,153.58)	8,854,040.82	6,065,811.19
761118RJ9	388,592.06	-	388,592.06	367,492.35	(21,099.71)	367,492.35	229,312.93
761118RM2	18,435,535.65	-	18,435,535.65	17,706,883.39	(728,652.26)	17,706,883.39	12,966,353.51
79549ASN0	188,855.67	-	188,855.67	96,628.07	(92,227.60)	96,628.07	156,004.99
80557BAC8	7,073,934.57	-	7,073,934.57	6,658,521.05	(415,413.52)	6,658,521.05	5,994,708.50
81378EAA1	2,835,965.73	-	2,835,965.73	2,729,570.58	(106,395.15)	2,729,570.58	1,991,329.48
81379EAA0	393,146.04	-	393,146.04	382,391.58	(10,754.46)	382,391.58	347,864.03
83613GAA7	2,424,305.21	-	2,424,305.21	2,289,435.53	(134,869.68)	2,289,435.53	1,882,122.00
84752CAE7	1,577,215.87	-	1,577,215.87	1,521,215.46	(56,000.41)	1,521,215.46	751,364.85
8635722A0	246,838.88	-	246,838.88	235,041.39	(11,797.49)	235,041.39	214,420.07
863579DV7	471,733.98	-	471,733.98	468,843.11	(2,890.87)	468,843.11	367,893.29
863579KG2	3,245,100.31	-	3,245,100.31	3,099,874.57	(145,225.74)	3,099,874.57	2,990,920.99
863579YR3	6,981,204.72	-	6,981,204.72	6,615,297.71	(365,907.01)	6,615,297.71	6,138,939.08
86358HHX0	1,001,108.45	-	1,001,108.45	987,386.44	(13,722.01)	987,386.44	807,677.73
86358RA23	4,524,533.79	-	4,524,533.79	4,465,507.90	(59,025.89)	4,465,507.90	3,907,151.38
86358RL88	226,189.24	-	226,189.24	58,057.55	(168,131.69)	58,057.55	122,236.18
86358RP68	593,608.65	-	593,608.65	591,449.14	(2,159.51)	591,449.14	579,356.43
86358RUQ8	88,513.41	-	88,513.41	25,607.70	(62,905.71)	25,607.70	88,499.05
86359ACC5	754,969.66	-	754,969.66	541,626.76	(213,342.90)	541,626.76	511,408.43
86359BKB6	972,851.53	-	972,851.53	923,717.36	(49,134.17)	923,717.36	980,064.82
86359BLB5	1,252,854.82	-	1,252,854.82	1,239,560.72	(13,294.10)	1,239,560.72	1,222,569.46
86359DUR6	19,298,016.21	-	19,298,016.21	17,954,125.14	(1,343,891.07)	17,954,125.14	14,380,687.56
86359LRW1	21,245,312.20	-	21,245,312.20	20,534,345.47	(710,966.73)	20,534,345.47	15,097,985.41
86359LSM2	1,399,891.35	-	1,399,891.35	1,327,165.09	(72,726.26)	1,327,165.09	1,037,905.37
86360JAA9	11,391,844.75	-	11,391,844.75	10,989,386.04	(402,458.71)	10,989,386.04	6,815,506.29
86360JAE1	8,836,521.87	-	8,836,521.87	8,442,723.34	(393,798.53)	8,442,723.34	5,991,741.22
86360KAF5	34,500,571.37	-	34,500,571.37	32,904,063.84	(1,596,507.53)	32,904,063.84	22,382,347.38
86360UAF3	4,237,400.71	-	4,237,400.71	3,887,982.50	(349,418.21)	3,887,982.50	2,779,752.52
86361HAA2	13,013,081.24	-	13,013,081.24	12,328,462.58	(684,618.66)	12,328,462.58	9,078,783.67
86361HAB0	8,510,636.17	-	8,510,636.17	7,911,868.46	(598,767.71)	7,911,868.46	8,426,051.80
86363DAA9	9,969,991.34	-	9,969,991.34	9,039,799.82	(930,191.52)	9,039,799.82	6,772,652.20
872227AE3	1,910,011.85	-	1,910,011.85	1,844,666.33	(65,345.52)	1,844,666.33	1,429,459.84
88157QAL2	698,223.45	-	698,223.45	630,409.67	(67,813.78)	630,409.67	1,177,582.12
929227QB5	232,806.19	-	232,806.19	223,929.84	(8,876.35)	223,929.84	204,572.07
92922F4M7	4,472,237.35	-	4,472,237.35	4,424,884.76	(47,352.59)	4,424,884.76	3,637,374.21
92922F5T1	7,625,591.08	-	7,625,591.08	7,532,936.26	(92,654.82)	7,532,936.26	6,520,405.82
92922F7Q5	9,591,622.46	-	9,591,622.46	9,395,996.92	(195,625.54)	9,395,996.92	7,443,451.12
92922FTJ7	1,317,040.29	-	1,317,040.29	1,288,359.22	(28,681.07)	1,288,359.22	1,142,701.99
92922FWU8	3,843,712.21	-	3,843,712.21	3,739,680.49	(104,031.72)	3,739,680.49	3,352,423.20
92925CBB7	4,414,949.29	-	4,414,949.29	4,365,574.43	(49,374.86)	4,365,574.43	3,480,246.65
92926SAE6	2,379,476.79	-	2,379,476.79	2,155,902.71	(223,574.08)	2,155,902.71	2,123,918.65
92977YAY7	2,965,308.91	-	2,965,308.91	2,448,469.16	(516,839.75)	2,448,469.16	546,787.98
939336X65	1,741,456.57	-	1,741,456.57	1,734,753.31	(6,703.26)	1,734,753.31	1,423,713.09
93934FHC9	8,460,192.37	-	8,460,192.37	8,261,569.02	(198,623.35)	8,261,569.02	5,823,343.48
93934FJQ6	15,137,829.51	-	15,137,829.51	14,738,335.29	(399,494.22)	14,738,335.29	10,723,494.10
94985JAG5	18,250,633.52	-	18,250,633.52	17,383,308.71	(867,324.81)	17,383,308.71	18,341,034.90
Totals	$1,130,732,656.14	$-	$1,130,732,656.14	$1,078,535,670.23	$(52,196,985.91)	$1,078,535,670.23	$839,143,290.12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2011:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00104BAF7	$589,264.55	$-	$589,264.55	$370,000.00	$(219,264.55)	$370,000.00	$370,000.00
00442JAE4	4,710,238.75	-	4,710,238.75	4,591,638.85	(118,599.90)	4,591,638.85	4,358,285.50
00443MAB2	107,340.11	-	107,340.11	44,124.83	(63,215.28)	44,124.83	102,421.70
007034AQ4	5,744,388.21	-	5,744,388.21	5,575,615.32	(168,772.89)	5,575,615.32	4,579,731.18
007037BK9	465,256.29	-	465,256.29	455,228.08	(10,028.21)	455,228.08	286,020.38
02146QAB9	13,969,583.20	-	13,969,583.20	13,546,263.46	(423,319.74)	13,546,263.46	9,685,224.76
02146YAD8	19,095,808.55	-	19,095,808.55	18,491,705.71	(604,102.84)	18,491,705.71	13,815,077.28
02147CAA1	9,299,089.46	-	9,299,089.46	9,131,294.02	(167,795.44)	9,131,294.02	7,305,515.71
02147DAB7	11,404,066.20	-	11,404,066.20	11,369,792.68	(34,273.52)	11,369,792.68	7,999,314.91
02147DAV3	241,249.93	-	241,249.93	238,256.54	(2,993.39)	238,256.54	199,677.64
02660TBF9	595,863.06	-	595,863.06	330,916.80	(264,946.26)	330,916.80	1,822,967.12
02660TGN7	8,456,484.74	-	8,456,484.74	8,384,613.41	(71,871.33)	8,384,613.41	5,817,181.56
02660TJB0	23,152,239.57	-	23,152,239.57	22,442,810.38	(709,429.19)	22,442,810.38	15,237,145.62
040104QN4	3,890,541.86	-	3,890,541.86	3,668,981.66	(221,560.20)	3,668,981.66	3,003,086.41
040104RV5	2,469,257.30	-	2,469,257.30	2,257,355.17	(211,902.13)	2,257,355.17	2,267,884.85
040104TF8	100,649.39	-	100,649.39	91,964.11	(8,685.28)	91,964.11	76,041.11
040104TG6	1,104,833.64	-	1,104,833.64	1,019,703.02	(85,130.62)	1,019,703.02	991,534.77
04012XAC9	264,724.37	-	264,724.37	258,174.29	(6,550.08)	258,174.29	220,523.01
05946XYP2	1,026,184.98	-	1,026,184.98	1,008,137.20	(18,047.78)	1,008,137.20	734,911.14
06050HKX5	623,869.62	-	623,869.62	596,011.52	(27,858.10)	596,011.52	300,516.70
06652DAA7	6,424,514.04	-	6,424,514.04	6,312,530.55	(111,983.49)	6,312,530.55	4,993,003.57
07386HSP7	5,557,088.46	-	5,557,088.46	5,425,826.64	(131,261.82)	5,425,826.64	4,079,941.14
073879Z92	10,172,212.75	-	10,172,212.75	9,405,259.64	(766,953.11)	9,405,259.64	4,439,959.88
07400XAB4	2,944,475.07	-	2,944,475.07	2,788,229.78	(156,245.29)	2,788,229.78	1,996,542.09
07401LAA1	14,001,795.67	-	14,001,795.67	13,574,890.71	(426,904.96)	13,574,890.71	10,381,739.73
07401LAQ6	3,257,015.04	-	3,257,015.04	3,158,276.26	(98,738.78)	3,158,276.26	2,519,662.32
07820QAY1	13,662,239.67	-	13,662,239.67	13,484,688.23	(177,551.44)	13,484,688.23	10,195,113.55
124860CB1	148,669.82	-	148,669.82	143,459.50	(5,210.32)	143,459.50	124,770.44
1248MGAJ3	99,253.04	-	99,253.04	80,199.54	(19,053.50)	80,199.54	90,039.92
12498NAB9	890,567.71	-	890,567.71	832,500.69	(58,067.02)	832,500.69	852,007.46
126670KN7	1,828,008.00	-	1,828,008.00	1,817,051.16	(10,956.84)	1,817,051.16	1,213,236.00
12667GR62	9,241,938.15	-	9,241,938.15	8,737,452.47	(504,485.68)	8,737,452.47	7,663,689.77
12667GRW5	424,692.87	-	424,692.87	400,404.54	(24,288.33)	400,404.54	350,910.91
12667GS20	12,869,652.72	-	12,869,652.72	12,677,552.86	(192,099.86)	12,677,552.86	8,533,662.30
12667GWF6	7,442,163.97	-	7,442,163.97	7,289,790.65	(152,373.32)	7,289,790.65	5,204,045.91
12668A3Q6	8,092,108.87	-	8,092,108.87	7,399,367.09	(692,741.78)	7,399,367.09	4,556,737.42
12668A4B8	14,330,751.54	-	14,330,751.54	13,633,956.43	(696,795.11)	13,633,956.43	10,065,595.58
12668ACZ6	3,581,158.60	-	3,581,158.60	3,510,183.17	(70,975.43)	3,510,183.17	2,463,470.40
12668AEV3	11,134,871.86	-	11,134,871.86	10,779,411.63	(355,460.23)	10,779,411.63	8,434,689.81
12668AGW9	264,810.23	-	264,810.23	251,757.65	(13,052.58)	251,757.65	195,768.44
12668AVP7	6,836,111.07	-	6,836,111.07	6,507,240.39	(328,870.68)	6,507,240.39	4,999,884.03
12668BB77	22,294,484.46	-	22,294,484.46	21,191,222.90	(1,103,261.56)	21,191,222.90	17,162,616.50
12668BDC4	4,905,143.40	-	4,905,143.40	4,847,413.62	(57,729.78)	4,847,413.62	4,057,423.69
12668BE33	14,231,458.83	-	14,231,458.83	14,226,030.94	(5,427.89)	14,226,030.94	10,337,333.12
126694N46	318,261.79	-	318,261.79	302,062.88	(16,198.91)	302,062.88	223,220.43
126694YM4	3,024,822.87	-	3,024,822.87	2,838,508.63	(186,314.24)	2,838,508.63	2,251,075.13
12669FW82	1,040,834.11	-	1,040,834.11	1,034,923.79	(5,910.32)	1,034,923.79	674,342.64
12669GKH3	12,108,184.91	-	12,108,184.91	12,052,219.02	(55,965.89)	12,052,219.02	10,051,057.69
12669GMS7	229,995.60	-	229,995.60	213,867.62	(16,127.98)	213,867.62	179,517.12
12669GTV3	366,063.26	-	366,063.26	361,031.76	(5,031.50)	361,031.76	268,628.38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12669GUR0	$3,459,992.03	$-	$3,459,992.03	$3,430,694.44	$(29,297.59)	$3,430,694.44	$2,465,216.68
152314MJ6	1,339,409.85	-	1,339,409.85	1,224,692.73	(114,717.12)	1,224,692.73	1,187,215.36
172939AB6	10,187.44	-	10,187.44	7,626.42	(2,561.02)	7,626.42	9,659.23
22943HAD8	11,301,065.00	-	11,301,065.00	10,539,636.45	(761,428.55)	10,539,636.45	7,572,075.00
23242TAB2	3,135,355.37	-	3,135,355.37	2,834,797.20	(300,558.17)	2,834,797.20	2,844,347.15
23243AAD8	1,053,437.78	-	1,053,437.78	1,024,227.89	(29,209.89)	1,024,227.89	755,911.63
23245QAA7	2,167,522.27	-	2,167,522.27	2,110,320.01	(57,202.26)	2,110,320.01	1,664,856.22
23332UAR5	8,321,635.47	-	8,321,635.47	8,259,216.82	(62,418.65)	8,259,216.82	6,824,519.40
23332UAS3	95,237.17	-	95,237.17	87,835.28	(7,401.89)	87,835.28	99,417.38
23332UBV5	5,364,682.19	-	5,364,682.19	5,319,810.41	(44,871.78)	5,319,810.41	3,885,660.43
23332UBW3	205,837.23	-	205,837.23	194,753.01	(11,084.22)	194,753.01	193,229.95
23332UDU5	18,530,850.60	-	18,530,850.60	18,295,392.40	(235,458.20)	18,295,392.40	12,847,439.68
251508AB3	7,886,794.96	-	7,886,794.96	7,853,452.30	(33,342.66)	7,853,452.30	5,243,323.95
251510EH2	29,271,090.55	-	29,271,090.55	29,156,187.86	(114,902.69)	29,156,187.86	28,575,495.79
251510FB4	4,353,161.88	-	4,353,161.88	4,322,367.38	(30,794.50)	4,322,367.38	3,614,213.05
251510NC3	12,037,926.40	-	12,037,926.40	11,830,296.16	(207,630.24)	11,830,296.16	4,058,844.82
32113JAA3	652,415.48	-	652,415.48	631,834.69	(20,580.79)	631,834.69	458,747.41
36298XAB8	20,912,320.60	-	20,912,320.60	20,392,850.48	(519,470.12)	20,392,850.48	20,818,002.95
39538RAB5	10,077,417.59	-	10,077,417.59	9,966,990.98	(110,426.61)	9,966,990.98	7,013,397.00
39538RBB4	11,624,399.05	-	11,624,399.05	11,244,009.67	(380,389.38)	11,244,009.67	8,373,948.18
39538WFH6	9,786,332.77	-	9,786,332.77	9,398,523.77	(387,809.00)	9,398,523.77	6,641,100.36
39538WHF8	26,346,268.95	-	26,346,268.95	25,365,678.60	(980,590.35)	25,365,678.60	19,090,452.87
39539GAA0	4,445,526.26	-	4,445,526.26	4,265,434.30	(180,091.96)	4,265,434.30	3,373,549.63
40430HBJ6	2,092.00	-	2,092.00	547.43	(1,544.57)	547.43	2,374.38
41161PHC0	6,988,120.14	-	6,988,120.14	6,987,832.35	(287.79)	6,987,832.35	5,977,628.80
41161PHU0	6,954,769.74	-	6,954,769.74	6,928,264.20	(26,505.54)	6,928,264.20	5,852,295.66
41161PL43	17,262,240.50	-	17,262,240.50	16,479,455.42	(782,785.08)	16,479,455.42	13,247,528.30
41161PMG5	14,501,616.74	-	14,501,616.74	14,480,869.67	(20,747.07)	14,480,869.67	10,843,536.30
41161PQU0	11,745,812.76	-	11,745,812.76	11,425,500.98	(320,311.78)	11,425,500.98	9,321,170.97
41161PTN3	1,953,112.70	-	1,953,112.70	1,900,781.42	(52,331.28)	1,900,781.42	1,498,229.08
41161PWB5	6,171,180.55	-	6,171,180.55	5,958,151.99	(213,028.56)	5,958,151.99	4,487,320.60
41161PXH1	698,628.16	-	698,628.16	696,041.87	(2,586.29)	696,041.87	513,578.10
41162DAF6	9,355,131.20	-	9,355,131.20	9,283,308.59	(71,822.61)	9,283,308.59	7,322,078.83
41164LAB5	13,057,462.44	-	13,057,462.44	12,958,126.46	(99,335.98)	12,958,126.46	9,202,510.60
41164YAB7	11,016,022.42	-	11,016,022.42	10,930,434.33	(85,588.09)	10,930,434.33	7,930,491.60
43739EAP2	17,851,761.66	-	17,851,761.66	17,261,257.96	(590,503.70)	17,261,257.96	14,809,109.55
45254NHV2	285,324.23	-	285,324.23	254,001.98	(31,322.25)	254,001.98	219,107.68
45254NJG3	1,173,132.25	-	1,173,132.25	1,168,231.39	(4,900.86)	1,168,231.39	976,895.85
45254NKF3	4,584,071.58	-	4,584,071.58	4,572,566.46	(11,505.12)	4,572,566.46	4,435,278.03
45254NKX4	5,589,579.43	-	5,589,579.43	5,323,416.56	(266,162.87)	5,323,416.56	4,413,186.16
45254NMB0	1,079,859.80	-	1,079,859.80	1,060,867.26	(18,992.54)	1,060,867.26	975,349.02
45254NNP8	11,991,237.76	-	11,991,237.76	11,561,972.08	(429,265.68)	11,561,972.08	8,596,589.87
45254NPA9	13,922,074.80	-	13,922,074.80	13,831,744.89	(90,329.91)	13,831,744.89	11,508,051.01
45254NPU5	4,920,186.83	-	4,920,186.83	4,892,838.11	(27,348.72)	4,892,838.11	3,592,541.58
45254TRX4	307,714.39	-	307,714.39	302,793.09	(4,921.30)	302,793.09	224,239.78
45254TSM7	3,485,160.64	-	3,485,160.64	3,365,767.96	(119,392.68)	3,365,767.96	2,368,775.82
45660LKW8	23,500,330.55	-	23,500,330.55	23,457,394.18	(42,936.37)	23,457,394.18	16,946,705.27
45660LW96	3,188,739.98	-	3,188,739.98	3,167,553.69	(21,186.29)	3,167,553.69	2,008,996.89
45660N3S2	4,686,399.88	-	4,686,399.88	4,659,784.99	(26,614.89)	4,659,784.99	4,427,591.12
45660NS30	1,290,339.16	-	1,290,339.16	1,277,361.61	(12,977.55)	1,277,361.61	988,812.55
456612AC4	15,042,353.71	-	15,042,353.71	14,818,974.78	(223,378.93)	14,818,974.78	10,400,450.35
45667WAA6	3,069,479.51	-	3,069,479.51	3,062,662.92	(6,816.59)	3,062,662.92	2,761,372.48
46627MCS4	6,340,775.64	-	6,340,775.64	6,160,725.55	(180,050.09)	6,160,725.55	5,541,127.70

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
525221CD7	$185,229.78	$-	$185,229.78	$180,661.01	$(4,568.77)	$180,661.01	$26,503.00
525221EN3	11,462,368.81	-	11,462,368.81	10,860,051.52	(602,317.29)	10,860,051.52	7,326,416.44
550279AA1	4,367,826.86	-	4,367,826.86	4,314,531.93	(53,294.93)	4,314,531.93	3,515,439.50
55027AAU4	5,543,452.77	-	5,543,452.77	5,520,686.30	(22,766.47)	5,520,686.30	3,402,820.15
55027BAA6	48,831.32	-	48,831.32	48,511.76	(319.56)	48,511.76	32,715.29
576433E44	120,059.39	-	120,059.39	94,910.72	(25,148.67)	94,910.72	61,270.24
576433H33	3,896,952.23	-	3,896,952.23	3,680,166.16	(216,786.07)	3,680,166.16	3,807,533.53
576433RU2	1,597,338.00	-	1,597,338.00	1,569,649.11	(27,688.89)	1,569,649.11	1,144,800.00
576433SE7	1,551,096.00	-	1,551,096.00	1,447,701.42	(103,394.58)	1,447,701.42	865,180.00
576433YN0	1,163,479.97	-	1,163,479.97	1,152,853.52	(10,626.45)	1,152,853.52	808,353.27
576438AA3	3,209,357.95	-	3,209,357.95	3,200,667.18	(8,690.77)	3,200,667.18	2,878,466.05
57643LMP8	1,965,723.00	-	1,965,723.00	1,783,011.54	(182,711.46)	1,783,011.54	1,339,842.00
59020UQ40	1,063,563.18	-	1,063,563.18	1,032,423.17	(31,140.01)	1,032,423.17	867,899.64
59020UQ57	3,353,720.00	-	3,353,720.00	3,228,910.72	(124,809.28)	3,228,910.72	1,648,808.00
617463AA2	37,690.90	-	37,690.90	18,533.08	(19,157.82)	18,533.08	16,164.87
61750FAE0	698,158.75	-	698,158.75	661,931.44	(36,227.31)	661,931.44	631,736.61
617526AE8	316,386.07	-	316,386.07	307,351.88	(9,034.19)	307,351.88	284,354.06
61913PAA0	11,861,939.34	-	11,861,939.34	11,822,612.33	(39,327.01)	11,822,612.33	10,884,079.39
65535VRK6	630,330.10	-	630,330.10	612,332.91	(17,997.19)	612,332.91	596,472.32
65535VUS5	2,071,573.08	-	2,071,573.08	1,978,385.06	(93,188.02)	1,978,385.06	1,945,131.37
68383NCA9	22,031,572.87	-	22,031,572.87	21,626,068.73	(405,504.14)	21,626,068.73	16,461,150.17
68383NCD3	2,849,829.00	-	2,849,829.00	2,774,887.20	(74,941.80)	2,774,887.20	2,212,749.00
68383NCU5	8,267,552.26	-	8,267,552.26	7,994,840.81	(272,711.45)	7,994,840.81	6,364,415.96
68383NDT7	8,030,564.95	-	8,030,564.95	7,994,189.90	(36,375.05)	7,994,189.90	4,752,065.89
68400XAY6	141,048.56	-	141,048.56	138,640.06	(2,408.50)	138,640.06	115,827.33
74922MAB7	9,380,033.34	-	9,380,033.34	9,093,054.21	(286,979.13)	9,093,054.21	6,450,401.08
74922MAC5	1,231,505.34	-	1,231,505.34	1,195,511.69	(35,993.65)	1,195,511.69	890,221.13
75114GAC3	19,526,531.48	-	19,526,531.48	19,000,440.48	(526,091.00)	19,000,440.48	12,961,241.65
75114HAD9	18,413,725.00	-	18,413,725.00	18,074,722.94	(339,002.06)	18,074,722.94	12,041,468.43
75114NAA2	9,234,696.08	-	9,234,696.08	8,968,477.42	(266,218.66)	8,968,477.42	7,380,035.09
75114NAB0	3,321,540.25	-	3,321,540.25	3,223,849.24	(97,691.01)	3,223,849.24	2,941,939.37
76110GUG4	1,736,618.13	-	1,736,618.13	1,675,102.89	(61,515.24)	1,675,102.89	1,358,606.99
76110GV40	3,213,701.21	-	3,213,701.21	3,205,742.15	(7,959.06)	3,205,742.15	2,857,699.66
76110GZR5	2,519,125.78	-	2,519,125.78	2,505,685.90	(13,439.88)	2,505,685.90	2,338,107.19
761118NN4	9,616,233.11	-	9,616,233.11	9,212,465.59	(403,767.52)	9,212,465.59	6,681,967.45
761118RJ9	423,258.56	-	423,258.56	406,328.16	(16,930.40)	406,328.16	261,230.49
761118RM2	19,565,066.00	-	19,565,066.00	19,011,802.61	(553,263.39)	19,011,802.61	13,212,157.50
761118WP9	11,843,541.36	-	11,843,541.36	11,505,430.18	(338,111.18)	11,505,430.18	8,165,585.15
79549ASN0	243,550.34	-	243,550.34	200,363.11	(43,187.23)	200,363.11	168,206.90
81378EAA1	3,325,082.01	-	3,325,082.01	3,030,042.82	(295,039.19)	3,030,042.82	2,880,970.89
81379EAA0	445,843.20	-	445,843.20	409,125.62	(36,717.58)	409,125.62	430,709.52
84752CAE7	1,633,787.58	-	1,633,787.58	1,535,515.37	(98,272.21)	1,535,515.37	791,931.67
863579KG2	3,460,787.26	-	3,460,787.26	3,339,320.77	(121,466.49)	3,339,320.77	3,182,371.09
863579YR3	7,440,056.27	-	7,440,056.27	7,217,490.27	(222,566.00)	7,217,490.27	6,686,531.36
86358R3Q8	1,205,956.26	-	1,205,956.26	1,200,264.50	(5,691.76)	1,200,264.50	982,167.28
86358RM46	129,912.67	-	129,912.67	103,247.22	(26,665.45)	103,247.22	122,123.77
86358RUQ8	105,006.50	-	105,006.50	89,035.08	(15,971.42)	89,035.08	91,206.95
86359DDB0	1,765,617.79	-	1,765,617.79	1,696,568.33	(69,049.46)	1,696,568.33	1,166,875.20
86359LRC5	17,540.37	-	17,540.37	13,236.91	(4,303.46)	13,236.91	31,935.87
86359LRW1	22,756,103.11	-	22,756,103.11	21,797,764.20	(958,338.91)	21,797,764.20	16,701,576.04
86359LSM2	1,490,375.66	-	1,490,375.66	1,440,589.88	(49,785.78)	1,440,589.88	1,099,477.16
86360JAA9	11,920,034.77	-	11,920,034.77	11,840,252.44	(79,782.33)	11,840,252.44	7,239,970.92
86360KAF5	36,222,587.38	-	36,222,587.38	35,336,677.60	(885,909.78)	35,336,677.60	24,333,653.21

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86360UAF3	$4,442,388.60	$-	$4,442,388.60	$4,343,127.77	$(99,260.83)	$4,343,127.77	$3,047,124.69
86361HAA2	13,825,102.94	-	13,825,102.94	13,371,516.87	(453,586.07)	13,371,516.87	9,456,897.06
86363DAA9	10,299,552.90	-	10,299,552.90	10,255,608.56	(43,944.34)	10,255,608.56	7,463,825.12
872227AE3	2,014,117.80	-	2,014,117.80	1,965,394.21	(48,723.59)	1,965,394.21	1,538,096.28
92922F4M7	4,539,232.27	-	4,539,232.27	4,536,178.47	(3,053.80)	4,536,178.47	3,916,451.50
92922F5T1	7,724,800.87	-	7,724,800.87	7,704,580.05	(20,220.82)	7,704,580.05	6,650,764.95
92922F7Q5	9,859,684.75	-	9,859,684.75	9,783,806.88	(75,877.87)	9,783,806.88	8,097,662.24
92925CBB7	4,506,802.70	-	4,506,802.70	4,491,511.62	(15,291.08)	4,491,511.62	3,758,867.25
92926SAE6	824,848.92	-	824,848.92	774,661.89	(50,187.03)	774,661.89	757,579.02
9393365V1	1,769,138.97	-	1,769,138.97	1,739,381.10	(29,757.87)	1,739,381.10	1,427,128.46
93934FHC9	9,128,097.42	-	9,128,097.42	8,741,946.24	(386,151.18)	8,741,946.24	6,516,986.72
93934FJQ6	16,690,260.80	-	16,690,260.80	15,636,115.76	(1,054,145.04)	15,636,115.76	11,880,107.18
Total	$1,097,705,351.09	$-	$1,097,705,351.09	$1,068,852,203.67	$(28,853,147.42)	$1,068,852,203.67	$816,688,348.33

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02146QAB9	$14,448,993.31	$-	$14,448,993.31	$14,244,814.08	$(204,179.23)	$14,244,814.08	$9,484,475.75
02146TAQ0	18,412,140.00	-	18,412,140.00	18,352,529.00	(59,611.00)	18,352,529.00	18,130,624.75
02146YAD8	20,261,686.16	-	20,261,686.16	19,945,112.54	(316,573.62)	19,945,112.54	14,832,305.08
02147CAA1	10,097,939.94	-	10,097,939.94	9,416,554.84	(681,385.10)	9,416,554.84	7,787,184.64
02660TGN7	8,754,096.98	-	8,754,096.98	8,677,030.04	(77,066.94)	8,677,030.04	5,975,830.40
02660TJB0	23,776,128.29	-	23,776,128.29	23,755,283.44	(20,844.85)	23,755,283.44	15,304,554.36
02660XAD6	12,180,682.71	-	12,180,682.71	11,336,494.86	(844,187.85)	11,336,494.86	9,031,451.90
026929AA7	10,718,076.04	-	10,718,076.04	9,444,878.09	(1,273,197.95)	9,444,878.09	8,315,716.26
026929AD1	9,368,612.93	-	9,368,612.93	9,096,004.65	(272,608.28)	9,096,004.65	6,162,007.37
040104RV5	2,603,098.37	-	2,603,098.37	2,502,489.46	(100,608.91)	2,502,489.46	2,420,836.71
040104TF8	103,869.89	-	103,869.89	103,530.66	(339.23)	103,530.66	79,424.84
040104TG6	1,230,052.26	-	1,230,052.26	1,147,807.90	(82,244.36)	1,147,807.90	1,035,943.88
05539TAU9	251,719.71	-	251,719.71	160,891.91	(90,827.80)	160,891.91	283,300.23
05946XYP2	1,097,222.97	-	1,097,222.97	1,070,289.22	(26,933.75)	1,070,289.22	756,518.81
06652DAA7	6,637,266.97	-	6,637,266.97	6,598,398.37	(38,868.60)	6,598,398.37	5,163,033.88
07386HKS9	416,870.54	-	416,870.54	416,558.95	(311.59)	416,558.95	317,169.75
07386HSP7	5,738,444.67	-	5,738,444.67	5,724,320.80	(14,123.87)	5,724,320.80	4,032,007.24
073879Z92	10,551,946.88	-	10,551,946.88	9,928,106.95	(623,839.93)	9,928,106.95	4,548,895.82
07400XAB4	3,124,249.62	-	3,124,249.62	3,030,931.87	(93,317.75)	3,030,931.87	1,925,943.77
07401LAQ6	3,440,780.83	-	3,440,780.83	3,364,232.01	(76,548.82)	3,364,232.01	2,622,042.19
07820QAY1	7,515,259.03	-	7,515,259.03	7,242,054.27	(273,204.76)	7,242,054.27	5,905,538.13
124860CB1	165,879.86	-	165,879.86	150,674.31	(15,205.55)	150,674.31	123,580.50
12667FUL7	351,690.14	-	351,690.14	211,278.91	(140,411.23)	211,278.91	277,419.77
12667GR62	9,664,947.15	-	9,664,947.15	9,333,922.73	(331,024.42)	9,333,922.73	7,956,062.54
12667GRW5	475,053.45	-	475,053.45	447,078.16	(27,975.29)	447,078.16	369,841.59
12667GS20	13,599,477.60	-	13,599,477.60	13,366,988.50	(232,489.10)	13,366,988.50	8,814,648.76
12667GWF6	7,724,004.83	-	7,724,004.83	7,641,072.51	(82,932.32)	7,641,072.51	5,543,592.60
12668A3Q6	8,585,686.65	-	8,585,686.65	8,381,126.10	(204,560.55)	8,381,126.10	4,753,133.96
12668ACG8	3,839,090.67	-	3,839,090.67	3,750,962.58	(88,128.09)	3,750,962.58	3,747,020.72
12668ACY9	853,860.86	-	853,860.86	770,724.66	(83,136.20)	770,724.66	769,495.18
12668ACZ6	3,710,927.19	-	3,710,927.19	3,637,326.57	(73,600.62)	3,637,326.57	2,464,871.08
12668AEV3	11,793,702.19	-	11,793,702.19	11,375,450.32	(418,251.87)	11,375,450.32	8,396,961.45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668AGW9	$284,909.58	$-	$284,909.58	$276,712.30	$(8,197.28)	$276,712.30	$204,738.25
12668BB77	23,953,380.01	-	23,953,380.01	22,945,237.36	(1,008,142.65)	22,945,237.36	16,350,813.99
12668BDC4	4,967,571.96	-	4,967,571.96	4,951,287.85	(16,284.11)	4,951,287.85	4,017,603.57
12668BE33	15,003,452.29	-	15,003,452.29	14,569,207.83	(434,244.46)	14,569,207.83	9,407,501.88
126694YM4	3,124,425.58	-	3,124,425.58	3,122,304.07	(2,121.51)	3,122,304.07	2,115,448.84
12669GKH3	12,504,442.60	-	12,504,442.60	12,431,945.06	(72,497.54)	12,431,945.06	10,383,416.89
12669GMS7	233,972.43	-	233,972.43	232,261.87	(1,710.56)	232,261.87	179,977.45
14983CAA3	1,463,566.31	-	1,463,566.31	1,332,515.31	(131,051.00)	1,332,515.31	932,463.77
22541SCC0	826,706.05	-	826,706.05	687,210.24	(139,495.81)	687,210.24	589,088.12
22541SXR4	1,581,580.13	-	1,581,580.13	1,542,209.87	(39,370.26)	1,542,209.87	591,680.57
22943HAD8	11,521,669.00	-	11,521,669.00	11,363,834.60	(157,834.40)	11,363,834.60	7,458,495.00
23242TAB2	3,218,904.38	-	3,218,904.38	3,186,203.34	(32,701.04)	3,186,203.34	3,010,086.96
23243AAD8	1,088,087.88	-	1,088,087.88	1,073,143.44	(14,944.44)	1,073,143.44	726,643.99
23245QAA7	2,236,632.77	-	2,236,632.77	2,193,538.17	(43,094.60)	2,193,538.17	1,526,290.38
23332UAS3	105,300.42	-	105,300.42	102,688.24	(2,612.18)	102,688.24	84,880.39
23332UBV5	5,550,856.24	-	5,550,856.24	5,526,622.70	(24,233.54)	5,526,622.70	3,922,868.40
23332UBW3	246,060.64	-	246,060.64	229,762.16	(16,298.48)	229,762.16	215,576.48
23332UDU5	19,008,385.73	-	19,008,385.73	18,993,000.02	(15,385.71)	18,993,000.02	13,049,034.53
251510NC3	13,060,630.74	-	13,060,630.74	12,053,318.60	(1,007,312.14)	12,053,318.60	3,795,618.41
28140XAE9	60,000.00	-	60,000.00	44,000.00	(16,000.00)	44,000.00	494,488.00
32056CAH2	16,313,358.17	-	16,313,358.17	16,179,762.26	(133,595.91)	16,179,762.26	15,652,469.50
32113JAA3	669,046.59	-	669,046.59	664,840.15	(4,206.44)	664,840.15	463,752.03
36185NXT2	607,806.99	-	607,806.99	579,066.33	(28,740.66)	579,066.33	434,463.62
362341VU0	21,726,452.50	-	21,726,452.50	21,601,162.75	(125,289.75)	21,601,162.75	21,462,550.00
39538RAB5	10,420,093.52	-	10,420,093.52	10,335,053.07	(85,040.45)	10,335,053.07	7,185,141.36
39538RBB4	11,875,207.42	-	11,875,207.42	11,812,145.61	(63,061.81)	11,812,145.61	7,889,543.62
39539GAA0	4,723,502.08	-	4,723,502.08	4,602,605.08	(120,897.00)	4,602,605.08	3,522,368.91
41161PFR9	1,182,169.39	-	1,182,169.39	1,162,212.39	(19,957.00)	1,162,212.39	938,229.25
41161PHC0	7,220,890.30	-	7,220,890.30	7,180,582.16	(40,308.14)	7,180,582.16	6,114,127.23
41161PL43	18,021,510.71	-	18,021,510.71	17,725,530.16	(295,980.55)	17,725,530.16	13,839,434.02
41161PMG5	14,764,069.42	-	14,764,069.42	14,747,417.39	(16,652.03)	14,747,417.39	10,825,471.99
41161PQU0	12,487,307.26	-	12,487,307.26	12,064,330.64	(422,976.62)	12,064,330.64	9,024,146.97
41161PTN3	2,018,723.39	-	2,018,723.39	2,006,348.71	(12,374.68)	2,006,348.71	1,514,261.67
41161PWB5	6,713,071.88	-	6,713,071.88	6,355,988.18	(357,083.70)	6,355,988.18	4,628,490.16
41164YAB7	11,299,500.90	-	11,299,500.90	11,281,563.16	(17,937.74)	11,281,563.16	7,506,090.71
43739EAP2	18,256,115.36	-	18,256,115.36	18,160,418.60	(95,696.76)	18,160,418.60	14,565,045.06
43739EBS5	8,374,390.32	-	8,374,390.32	8,355,032.83	(19,357.49)	8,355,032.83	7,301,246.74
45254NHV2	300,691.29	-	300,691.29	290,898.98	(9,792.31)	290,898.98	221,590.91
45254NKF3	4,732,249.11	-	4,732,249.11	4,724,414.59	(7,834.52)	4,724,414.59	4,212,911.91
45254NKX4	6,035,894.45	-	6,035,894.45	5,793,499.74	(242,394.71)	5,793,499.74	4,586,894.75
45254NMB0	1,116,324.90	-	1,116,324.90	1,114,967.03	(1,357.87)	1,114,967.03	1,046,767.51
45254NNP8	12,305,621.92	-	12,305,621.92	12,287,880.20	(17,741.72)	12,287,880.20	8,793,161.95
45254NPA9	14,353,564.21	-	14,353,564.21	14,276,967.39	(76,596.82)	14,276,967.39	11,803,031.55
45254NPU5	5,082,621.43	-	5,082,621.43	5,046,699.14	(35,922.29)	5,046,699.14	3,681,845.08
45254TRX4	315,244.71	-	315,244.71	311,797.97	(3,446.74)	311,797.97	212,649.49
45660LCN7	4,861,948.71	-	4,861,948.71	4,672,646.45	(189,302.26)	4,672,646.45	4,269,563.44
45660LW96	3,345,312.09	-	3,345,312.09	3,333,349.55	(11,962.54)	3,333,349.55	2,049,580.49
45660N2Y0	1,460,518.34	-	1,460,518.34	1,439,285.52	(21,232.82)	1,439,285.52	1,213,689.11
45660N5H4	5,238,250.73	-	5,238,250.73	5,092,181.63	(146,069.10)	5,092,181.63	4,490,552.83
456612AC4	16,177,827.43	-	16,177,827.43	15,757,798.99	(420,028.44)	15,757,798.99	9,972,143.38
45661EAA2	298,980.75	-	298,980.75	263,718.82	(35,261.93)	263,718.82	289,471.39
45667WAA6	4,079,440.73	-	4,079,440.73	4,036,144.37	(43,296.36)	4,036,144.37	3,653,628.08
46627MBQ9	11,584,542.77	-	11,584,542.77	11,442,464.64	(142,078.13)	11,442,464.64	8,550,691.57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46627MCS4	$6,841,795.66	$-	$6,841,795.66	$6,674,348.47	$(167,447.19)	$6,674,348.47	$5,665,832.01
525221CD7	208,394.77	-	208,394.77	204,814.80	(3,579.97)	204,814.80	25,158.25
525221EN3	12,151,234.09	-	12,151,234.09	11,933,903.95	(217,330.14)	11,933,903.95	8,037,249.54
550279AA1	4,517,204.18	-	4,517,204.18	4,486,967.25	(30,236.93)	4,486,967.25	3,526,976.99
55027AAU4	5,682,311.67	-	5,682,311.67	5,666,582.61	(15,729.06)	5,666,582.61	3,413,905.12
576433FP6	221,639.77	-	221,639.77	200,504.82	(21,134.95)	200,504.82	196,682.93
576433H33	365,848.12	-	365,848.12	361,400.85	(4,447.27)	361,400.85	263,194.74
576433YN0	1,172,399.01	-	1,172,399.01	1,167,359.81	(5,039.20)	1,167,359.81	799,347.14
576438AA3	3,476,898.70	-	3,476,898.70	3,453,570.46	(23,328.24)	3,453,570.46	3,085,054.98
57643LMP8	2,008,496.40	-	2,008,496.40	1,954,400.49	(54,095.91)	1,954,400.49	1,320,453.00
576444AA1	29.53	-	29.53	23.29	(6.24)	23.29	-
59020UQ40	1,128,590.38	-	1,128,590.38	1,103,360.50	(25,229.88)	1,103,360.50	891,563.44
59020UQ57	3,416,568.40	-	3,416,568.40	3,352,825.48	(63,742.92)	3,352,825.48	1,625,444.00
61750FAE0	698,202.75	-	698,202.75	696,309.51	(1,893.24)	696,309.51	630,519.84
617526AE8	331,183.78	-	331,183.78	312,563.99	(18,619.79)	312,563.99	253,447.48
63543XAH2	130,000.00	-	130,000.00	106,600.00	(23,400.00)	106,600.00	100,000.00
65535VRK6	2,053,386.84	-	2,053,386.84	1,808,029.73	(245,357.11)	1,808,029.73	1,798,044.91
68383NBZ5	4,995,248.40	-	4,995,248.40	4,861,967.52	(133,280.88)	4,861,967.52	4,510,670.83
68383NCA9	23,216,567.84	-	23,216,567.84	22,949,842.55	(266,725.29)	22,949,842.55	16,952,836.53
68383NCU5	8,727,049.17	-	8,727,049.17	8,684,094.28	(42,954.89)	8,684,094.28	6,553,022.59
74922MAB7	9,976,829.50	-	9,976,829.50	9,957,553.79	(19,275.71)	9,957,553.79	6,690,689.74
74922MAC5	1,313,967.96	-	1,313,967.96	1,306,444.63	(7,523.33)	1,306,444.63	923,358.99
75114GAC3	20,855,558.93	-	20,855,558.93	20,459,344.05	(396,214.88)	20,459,344.05	13,690,749.84
75114HAD9	19,345,364.47	-	19,345,364.47	19,101,437.62	(243,926.85)	19,101,437.62	12,468,155.89
75114NAA2	9,810,292.02	-	9,810,292.02	9,660,736.07	(149,555.95)	9,660,736.07	7,607,762.42
75114NAB0	3,500,902.86	-	3,500,902.86	3,472,980.33	(27,922.53)	3,472,980.33	2,681,154.37
76110GUG4	1,860,028.29	-	1,860,028.29	1,836,973.30	(23,054.99)	1,836,973.30	1,424,734.61
76110GV40	3,298,671.74	-	3,298,671.74	3,291,701.66	(6,970.08)	3,291,701.66	2,925,633.99
76110GWG2	1,763,554.67	-	1,763,554.67	1,738,271.52	(25,283.15)	1,738,271.52	1,425,890.71
76110GZR5	2,626,903.39	-	2,626,903.39	2,604,544.59	(22,358.80)	2,604,544.59	2,507,946.62
761118KU1	7,123,239.54	-	7,123,239.54	6,731,093.59	(392,145.95)	6,731,093.59	4,636,155.48
761118NN4	272,375.22	-	272,375.22	272,228.16	(147.06)	272,228.16	193,133.69
761118RJ9	447,331.77	-	447,331.77	441,894.15	(5,437.62)	441,894.15	300,341.18
761118RM2	20,318,308.98	-	20,318,308.98	20,202,359.80	(115,949.18)	20,202,359.80	14,089,398.71
761118WP9	12,343,002.48	-	12,343,002.48	12,258,008.40	(84,994.08)	12,258,008.40	8,624,730.74
81379EAA0	441,321.15	-	441,321.15	441,271.71	(49.44)	441,271.71	430,672.17
81744FDK0	2,207,402.93	-	2,207,402.93	2,205,145.50	(2,257.43)	2,205,145.50	1,994,487.78
84752CAE7	1,786,191.78	-	1,786,191.78	1,602,574.26	(183,617.52)	1,602,574.26	775,817.97
863579KG2	3,468,240.06	-	3,468,240.06	3,465,239.64	(3,000.42)	3,465,239.64	3,069,608.24
863579YR3	7,892,555.21	-	7,892,555.21	7,741,323.02	(151,232.19)	7,741,323.02	6,707,709.18
86358RE86	2,220.72	-	2,220.72	1,166.98	(1,053.74)	1,166.98	1,248.02
86358RUQ8	137,580.83	-	137,580.83	106,656.56	(30,924.27)	106,656.56	90,568.86
86359LRC5	25,768.65	-	25,768.65	22,657.86	(3,110.79)	22,657.86	11,959.36
86359LRW1	23,619,297.53	-	23,619,297.53	23,421,584.54	(197,712.99)	23,421,584.54	15,152,873.28
86359LSM2	1,558,522.48	-	1,558,522.48	1,544,925.28	(13,597.20)	1,544,925.28	1,140,219.10
86360JAA9	12,329,779.22	-	12,329,779.22	12,182,977.98	(146,801.24)	12,182,977.98	7,383,034.84
86360KAF5	37,622,122.42	-	37,622,122.42	37,324,048.63	(298,073.79)	37,324,048.63	24,987,868.09
86360UAF3	4,619,353.19	-	4,619,353.19	4,534,579.85	(84,773.34)	4,534,579.85	3,054,747.35
86361HAB0	1,243,558.61	-	1,243,558.61	1,174,373.67	(69,184.94)	1,174,373.67	1,161,305.98
872227AE3	2,093,657.77	-	2,093,657.77	2,075,233.45	(18,424.32)	2,075,233.45	1,504,829.86
88157QAL2	631,469.94	-	631,469.94	602,525.35	(28,944.59)	602,525.35	1,861,011.77
92922F4M7	4,676,773.53	-	4,676,773.53	4,672,260.84	(4,512.69)	4,672,260.84	3,944,984.82
92925CBB7	4,648,166.24	-	4,648,166.24	4,633,690.94	(14,475.30)	4,633,690.94	3,728,752.89

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92926SAE6	$2,476,608.90	$-	$2,476,608.90	$2,380,788.05	$(95,820.85)	$2,380,788.05	$2,357,899.14
9393365V1	1,665,245.48	-	1,665,245.48	1,659,798.15	(5,447.33)	1,659,798.15	1,317,493.28
939336X65	216,711.94	-	216,711.94	216,554.26	(157.68)	216,554.26	190,082.01
93934FHC9	9,474,150.60	-	9,474,150.60	9,300,269.87	(173,880.73)	9,300,269.87	6,421,681.71
93934FJQ6	17,379,180.03	-	17,379,180.03	16,974,609.65	(404,570.38)	16,974,609.65	11,708,978.95
94983YAQ2	4,291,700.42	-	4,291,700.42	4,233,445.48	(58,254.94)	4,233,445.48	4,159,640.76
94985JAG5	18,539,304.19	-	18,539,304.19	18,097,976.50	(441,327.69)	18,097,976.50	17,595,764.20
Totals	$968,742,508.30	$-	$968,742,508.30	$950,111,416.81	$(18,631,091.49)	$950,111,416.81	$708,895,636.97

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$315,577.41	$-	$315,577.41	$159,175.94	$(156,401.47)	$159,175.94	$228,692.72
021455AB6	217,922.65	-	217,922.65	171,751.47	(46,171.18)	171,751.47	170,440.77
02146QAB9	15,315,148.69	-	15,315,148.69	14,692,679.05	(622,469.64)	14,692,679.05	9,256,180.84
02146YAD8	21,923,476.60	-	21,923,476.60	20,642,177.10	(1,281,299.50)	20,642,177.10	14,758,081.54
02660WAC0	18,118,365.81	-	18,118,365.81	17,825,056.07	(293,309.74)	17,825,056.07	11,582,896.26
02660XAD6	13,521,492.89	-	13,521,492.89	12,557,598.88	(963,894.01)	12,557,598.88	8,975,927.75
05946XYP2	1,135,040.17	-	1,135,040.17	1,124,034.08	(11,006.09)	1,124,034.08	737,774.51
05948JAA0	370,856.12	-	370,856.12	347,733.91	(23,122.21)	347,733.91	301,269.06
05950DAA8	11,258,446.73	-	11,258,446.73	11,029,698.64	(228,748.09)	11,029,698.64	9,759,921.40
06652DAA7	6,940,157.67	-	6,940,157.67	6,813,727.06	(126,430.61)	6,813,727.06	4,627,820.56
07384M4M1	4,031,948.12	-	4,031,948.12	4,023,103.22	(8,844.90)	4,023,103.22	3,982,434.25
07401LAQ6	3,803,505.80	-	3,803,505.80	3,558,486.75	(245,019.05)	3,558,486.75	2,603,896.54
07820QAY1	14,869,432.69	-	14,869,432.69	14,726,798.37	(142,634.32)	14,726,798.37	11,209,675.01
078446AB7	123,800.00	-	123,800.00	106,000.00	(17,800.00)	106,000.00	106,000.00
12667GCB7	206,610.54	-	206,610.54	198,880.54	(7,730.00)	198,880.54	151,324.74
12667GME0	16,487,323.12	-	16,487,323.12	15,961,905.24	(525,417.88)	15,961,905.24	10,694,700.14
12667GR62	10,404,772.50	-	10,404,772.50	9,837,281.25	(567,491.25)	9,837,281.25	7,913,784.95
12667GRW5	539,562.43	-	539,562.43	496,294.98	(43,267.45)	496,294.98	371,758.24
12667GWF6	8,264,162.73	-	8,264,162.73	7,800,347.76	(463,814.97)	7,800,347.76	5,201,353.71
12668ACG8	4,308,051.40	-	4,308,051.40	3,887,776.89	(420,274.51)	3,887,776.89	3,840,170.55
12668AEV3	12,239,368.11	-	12,239,368.11	12,078,961.61	(160,406.50)	12,078,961.61	7,974,606.21
12668AGW9	3,103,267.46	-	3,103,267.46	2,668,946.20	(434,321.26)	2,668,946.20	2,737,185.05
12668BB77	24,696,080.82	-	24,696,080.82	24,696,080.83	0.01	24,696,080.83	16,158,549.89
12669EH33	210,848.74	-	210,848.74	207,664.23	(3,184.51)	207,664.23	220,823.32
12669FKR3	277,129.34	-	277,129.34	270,766.57	(6,362.77)	270,766.57	316,871.38
12669FW82	1,121,578.12	-	1,121,578.12	1,092,542.53	(29,035.59)	1,092,542.53	725,473.49
12669FXR9	490,839.77	-	490,839.77	459,205.84	(31,633.93)	459,205.84	404,276.42
12669GKH3	12,787,611.38	-	12,787,611.38	12,586,116.25	(201,495.13)	12,586,116.25	10,031,422.26
12669GMS7	251,913.89	-	251,913.89	243,913.35	(8,000.54)	243,913.35	176,788.34
12669GRM5	2,939,270.40	-	2,939,270.40	2,842,771.24	(96,499.16)	2,842,771.24	1,936,810.71
12669GRQ6	7,668,435.17	-	7,668,435.17	7,389,352.71	(279,082.46)	7,389,352.71	5,611,698.50
12669GTV3	391,067.66	-	391,067.66	383,623.63	(7,444.03)	383,623.63	273,968.29
12669GUR0	3,668,651.13	-	3,668,651.13	3,563,519.83	(105,131.30)	3,563,519.83	2,522,515.63
17307G3D8	2,831.79	-	2,831.79	-	(2,831.79)	-	533,586.22
22540V3F7	555,689.29	-	555,689.29	555,689.51	0.22	555,689.51	818,652.39
22540VFZ0	1,516,521.88	-	1,516,521.88	1,464,064.20	(52,457.68)	1,464,064.20	1,450,010.10
22540VG71	154,198.76	-	154,198.76	153,223.28	(975.48)	153,223.28	149,451.18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NUB3	$1,083,777.04	$-	$1,083,777.04	$1,083,778.44	$1.40	$1,083,778.44	$1,840,135.63
22943HAD8	11,732,570.00	-	11,732,570.00	11,579,553.70	(153,016.30)	11,579,553.70	7,155,180.00
23243AAD8	1,153,405.61	-	1,153,405.61	1,113,903.78	(39,501.83)	1,113,903.78	749,791.47
23245QAA7	2,375,389.07	-	2,375,389.07	2,259,511.63	(115,877.44)	2,259,511.63	1,456,976.36
23332UAR5	8,638,571.19	-	8,638,571.19	8,609,425.68	(29,145.51)	8,609,425.68	6,697,119.18
23332UAS3	112,435.95	-	112,435.95	107,912.99	(4,522.96)	107,912.99	84,845.64
23332UBW3	286,891.33	-	286,891.33	264,732.79	(22,158.54)	264,732.79	222,224.69
251508AB3	8,655,837.10	-	8,655,837.10	8,565,363.51	(90,473.59)	8,565,363.51	5,178,372.00
251510FB4	6,185,608.42	-	6,185,608.42	5,789,092.45	(396,515.97)	5,789,092.45	5,127,079.77
26441EAC5	198,750.00	-	198,750.00	188,500.00	(10,250.00)	188,500.00	137,500.00
35952Z007	4,307,614.21	-	4,307,614.21	4,307,614.20	(0.01)	4,307,614.20	2,775,156.72
35952Z023	4,494,729.04	-	4,494,729.04	4,494,729.06	0.02	4,494,729.06	2,904,482.03
35952Z031	1,455,346.38	-	1,455,346.38	1,455,346.38	-	1,455,346.38	901,984.50
35952Z056	1,067,384.58	-	1,067,384.58	1,067,384.57	(0.01)	1,067,384.57	605,749.50
35952Z064	3,438,088.79	-	3,438,088.79	3,438,088.78	(0.01)	3,438,088.78	1,923,484.50
35952ZA14	587,470.62	-	587,470.62	587,470.60	(0.02)	587,470.60	304,870.08
35952ZA22	223,281.52	-	223,281.52	223,281.53	0.01	223,281.53	117,992.78
36228F5R3	1,619,436.88	-	1,619,436.88	1,572,476.07	(46,960.81)	1,572,476.07	1,371,519.65
362341VU0	21,771,450.00	-	21,771,450.00	21,710,755.00	(60,695.00)	21,710,755.00	21,415,549.75
39538RAB5	10,694,253.20	-	10,694,253.20	10,679,952.60	(14,300.60)	10,679,952.60	7,266,124.20
39538RBB4	12,307,900.80	-	12,307,900.80	12,182,868.11	(125,032.69)	12,182,868.11	7,754,503.45
39538WHF8	29,262,766.18	-	29,262,766.18	27,411,495.65	(1,851,270.53)	27,411,495.65	19,864,672.06
39539GAA0	4,911,882.26	-	4,911,882.26	4,833,348.42	(78,533.84)	4,833,348.42	3,464,247.50
41161PA86	1,701,828.45	-	1,701,828.45	1,490,786.97	(211,041.48)	1,490,786.97	1,629,532.89
41161PHC0	7,493,920.50	-	7,493,920.50	7,389,844.26	(104,076.24)	7,389,844.26	6,175,852.78
41161PHU0	7,220,810.42	-	7,220,810.42	7,137,267.24	(83,543.18)	7,137,267.24	5,910,800.55
41161PKH5	562,454.98	-	562,454.98	541,505.18	(20,949.80)	541,505.18	370,018.19
41161PL43	19,129,744.68	-	19,129,744.68	18,426,719.98	(703,024.70)	18,426,719.98	13,224,900.44
41161PLR2	12,391,086.67	-	12,391,086.67	11,998,519.49	(392,567.18)	11,998,519.49	8,450,271.26
41161PMG5	15,199,514.54	-	15,199,514.54	14,982,039.32	(217,475.22)	14,982,039.32	10,383,699.50
41161PQU0	13,000,530.43	-	13,000,530.43	12,696,117.28	(304,413.15)	12,696,117.28	8,751,337.13
41161PTN3	2,124,055.82	-	2,124,055.82	2,081,083.69	(42,972.13)	2,081,083.69	1,505,550.45
41161PTP8	553,076.04	-	553,076.04	456,920.13	(96,155.91)	456,920.13	453,781.11
41161PWB5	7,065,569.62	-	7,065,569.62	6,885,660.55	(179,909.07)	6,885,660.55	4,510,555.76
41161PXH1	742,271.49	-	742,271.49	742,271.73	0.24	742,271.73	494,617.80
41164YAB7	11,746,139.88	-	11,746,139.88	11,565,082.50	(181,057.38)	11,565,082.50	7,332,391.43
43739EAP2	18,849,512.45	-	18,849,512.45	18,784,944.99	(64,567.46)	18,784,944.99	14,536,729.90
43739EBJ5	8,949,624.81	-	8,949,624.81	8,821,659.97	(127,964.84)	8,821,659.97	7,213,477.28
43739EBS5	8,756,562.94	-	8,756,562.94	8,517,869.96	(238,692.98)	8,517,869.96	7,336,631.20
45254NJV0	960,700.04	-	960,700.04	960,700.42	0.38	960,700.42	756,983.83
45254NJX6	46,746.73	-	46,746.73	46,746.72	(0.01)	46,746.72	52,745.72
45254NKA4	224,041.93	-	224,041.93	224,041.80	(0.13)	224,041.80	332,456.94
45254NKD8	(1.32)	-	(1.32)	-	1.32	-	-
45254NKF3	5,018,653.69	-	5,018,653.69	4,908,081.05	(110,572.64)	4,908,081.05	4,300,014.50
45254NKX4	6,124,868.68	-	6,124,868.68	6,124,866.22	(2.46)	6,124,866.22	4,720,907.43
45254NMB0	1,163,166.27	-	1,163,166.27	1,161,406.97	(1,759.30)	1,161,406.97	1,068,987.98
45254NPA9	15,036,711.89	-	15,036,711.89	14,719,089.65	(317,622.24)	14,719,089.65	11,892,639.43
45254NPU5	5,258,384.35	-	5,258,384.35	5,198,365.97	(60,018.38)	5,198,365.97	3,758,246.63
45254TRX4	342,613.23	-	342,613.23	316,284.73	(26,328.50)	316,284.73	208,761.84
45254TSM7	4,225,866.17	-	4,225,866.17	3,663,996.17	(561,870.00)	3,663,996.17	2,423,868.49
45660LCN7	5,239,350.62	-	5,239,350.62	5,001,581.94	(237,768.68)	5,001,581.94	3,716,561.91
45660LW96	3,563,424.88	-	3,563,424.88	3,483,454.21	(79,970.67)	3,483,454.21	1,888,667.16
45660LYW3	4,004,451.09	-	4,004,451.09	3,891,019.56	(113,431.53)	3,891,019.56	2,574,399.43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660N2J3	$4,467,285.84	$-	$4,467,285.84	$4,293,555.15	$(173,730.69)	$4,293,555.15	$3,881,904.68
45660N2Y0	948,804.49	-	948,804.49	882,014.06	(66,790.43)	882,014.06	779,188.25
45660N5H4	5,532,813.22	-	5,532,813.22	5,316,557.23	(216,255.99)	5,316,557.23	4,369,019.25
45660NT88	37,194.86	-	37,194.86	37,194.85	(0.01)	37,194.85	30,242.64
45660NT96	2,189,864.31	-	2,189,864.31	2,189,863.24	(1.07)	2,189,863.24	2,284,044.24
45660NZY4	684,972.49	-	684,972.49	544,029.09	(140,943.40)	544,029.09	521,157.79
456612AC4	16,797,506.75	-	16,797,506.75	16,597,595.79	(199,910.96)	16,597,595.79	9,831,944.46
45667WAA6	4,524,224.47	-	4,524,224.47	4,303,109.97	(221,114.50)	4,303,109.97	3,689,400.20
466247UG6	2,482,668.34	-	2,482,668.34	2,390,848.33	(91,820.01)	2,390,848.33	2,331,608.44
466247XE8	6,371,997.72	-	6,371,997.72	6,069,584.73	(302,412.99)	6,069,584.73	4,586,230.71
46627MBQ9	12,050,725.65	-	12,050,725.65	12,032,071.53	(18,654.12)	12,032,071.53	8,788,610.44
46627MCS4	7,327,618.22	-	7,327,618.22	7,150,856.75	(176,761.47)	7,150,856.75	5,708,510.90
525221EN3	10,588,146.60	-	10,588,146.60	10,588,146.58	(0.02)	10,588,146.58	5,298,470.74
52524VAG4	13,212,894.86	-	13,212,894.86	13,089,620.17	(123,274.69)	13,089,620.17	9,184,301.55
52524YAF0	11,991,764.08	-	11,991,764.08	11,641,423.12	(350,340.96)	11,641,423.12	7,760,208.49
550279AA1	4,717,438.29	-	4,717,438.29	4,675,300.57	(42,137.72)	4,675,300.57	3,273,871.94
576433G42	8,850,528.14	-	8,850,528.14	8,129,032.12	(721,496.02)	8,129,032.12	5,594,205.80
576433H33	4,886,747.63	-	4,886,747.63	4,348,051.54	(538,696.09)	4,348,051.54	4,136,601.25
576433YN0	1,214,309.95	-	1,214,309.95	1,197,293.79	(17,016.16)	1,197,293.79	798,990.36
5899292N7	1,415,763.00	-	1,415,763.00	1,349,644.34	(66,118.66)	1,349,644.34	1,414,867.73
589929N38	1,629,558.07	-	1,629,558.07	1,594,775.54	(34,782.53)	1,594,775.54	1,610,979.53
589929X29	5,127,014.56	-	5,127,014.56	4,818,404.16	(308,610.40)	4,818,404.16	4,315,822.14
59020UQ40	1,167,867.51	-	1,167,867.51	1,155,779.25	(12,088.26)	1,155,779.25	893,776.27
59020UUJ2	4,123,214.32	-	4,123,214.32	4,076,568.14	(46,646.18)	4,076,568.14	3,933,855.78
65538DAA3	2,179,558.44	-	2,179,558.44	2,179,557.06	(1.38)	2,179,557.06	2,095,348.68
68389FBW3	27,046.37	-	27,046.37	27,046.35	(0.02)	27,046.35	24,973.66
68402CAC8	0.01	-	0.01	-	(0.01)	-	-
75114NAA2	10,646,212.81	-	10,646,212.81	10,245,995.66	(400,217.15)	10,245,995.66	7,727,336.21
76110GUG4	1,990,234.46	-	1,990,234.46	1,925,874.38	(64,360.08)	1,925,874.38	1,481,729.24
76110GVT5	2,493,562.99	-	2,493,562.99	2,486,158.33	(7,404.66)	2,486,158.33	2,178,268.75
761118FM5	9,752,737.95	-	9,752,737.95	9,354,444.30	(398,293.65)	9,354,444.30	8,617,114.44
761118KU1	7,442,272.50	-	7,442,272.50	7,430,447.20	(11,825.30)	7,430,447.20	4,644,418.74
761118NN4	10,432,656.72	-	10,432,656.72	10,204,239.05	(228,417.67)	10,204,239.05	7,033,121.76
761118RJ9	488,408.80	-	488,408.80	462,987.99	(25,420.81)	462,987.99	300,904.60
761118RM2	21,666,131.31	-	21,666,131.31	20,916,216.23	(749,915.08)	20,916,216.23	14,052,319.33
761118WP9	12,874,173.63	-	12,874,173.63	12,797,095.06	(77,078.57)	12,797,095.06	8,551,632.87
86358RE86	17,366.09	-	17,366.09	2,248.76	(15,117.33)	2,248.76	3,428.27
86358RM46	350,467.76	-	350,467.76	133,851.43	(216,616.33)	133,851.43	108,807.92
86359AHD8	438,703.87	-	438,703.87	438,703.59	(0.28)	438,703.59	330,232.94
86359AKY8	13,278.14	-	13,278.14	2,731.14	(10,547.00)	2,731.14	42,413.30
86359ANH2	1,121,987.38	-	1,121,987.38	1,121,987.74	0.36	1,121,987.74	1,433,412.38
86359BLB5	457,200.74	-	457,200.74	457,200.76	0.02	457,200.76	431,187.77
86360JAA9	12,633,558.24	-	12,633,558.24	12,470,929.45	(162,628.79)	12,470,929.45	7,166,044.85
86360JAE1	9,612,734.02	-	9,612,734.02	9,432,090.49	(180,643.53)	9,432,090.49	6,081,301.19
86360JAN1	3,973,346.86	-	3,973,346.86	3,644,430.16	(328,916.70)	3,644,430.16	2,669,203.75
86362HAA1	9,732,004.85	-	9,732,004.85	9,669,355.43	(62,649.42)	9,669,355.43	6,303,512.25
86363DAA9	11,100,750.94	-	11,100,750.94	10,787,194.86	(313,556.08)	10,787,194.86	7,266,839.92
872227AE3	2,142,462.69	-	2,142,462.69	2,141,670.14	(792.55)	2,141,670.14	1,322,792.73
88157QAL2	688,444.09	-	688,444.09	613,410.93	(75,033.16)	613,410.93	576,698.38
885220FS7	7,996,861.63	-	7,996,861.63	7,964,320.78	(32,540.85)	7,964,320.78	7,662,404.08
92922F3L0	51,484,447.88	-	51,484,447.88	49,433,429.41	(2,051,018.47)	49,433,429.41	49,833,739.27
92922F7Q5	1,876,856.60	-	1,876,856.60	1,874,122.87	(2,733.73)	1,874,122.87	1,492,812.11
92922FB72	1,326,944.28	-	1,326,944.28	1,326,944.06	(0.22)	1,326,944.06	946,078.73

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92922FTJ7	$1,441,180.90	$-	$1,441,180.90	$1,409,771.75	$(31,409.15)	$1,409,771.75	$1,187,199.76
92922FWU8	4,388,801.07	-	4,388,801.07	4,301,144.68	(87,656.39)	4,301,144.68	3,881,799.87
92922FZF8	9,128,522.75	-	9,128,522.75	9,128,521.67	(1.08)	9,128,521.67	8,102,814.84
9393365V1	1,972,912.19	-	1,972,912.19	1,966,439.22	(6,472.97)	1,966,439.22	1,552,139.95
939336U35	(0.06)	-	(0.06)	-	0.06	-	-
939336X65	224,509.69	-	224,509.69	223,209.26	(1,300.43)	223,209.26	176,455.82
93934FJQ6	18,077,257.88	-	18,077,257.88	18,014,476.77	(62,781.11)	18,014,476.77	11,587,831.43
941034AD2	20,442.00	-	20,442.00	16,601.98	(3,840.02)	16,601.98	13,630.00
94983CAJ6	(4.61)	-	(4.61)	-	4.61	-	-
94983YAQ2	4,572,023.01	-	4,572,023.01	4,458,425.60	(113,597.41)	4,458,425.60	4,319,656.40
DUCH1CLC4	1,109,569.70	-	1,109,569.70	-	(1,109,569.70)	-	3,433,329.60
Totals	$915,728,029.86	$-	$915,728,029.86	$889,896,058.18	$(25,831,971.68)	$889,896,058.18	$673,462,492.71

The following is the impairment listing for loan-backed securities for the three months ended June 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$506,308.31	$-	$506,308.31	$353,176.22	$(153,132.09)	$353,176.22	$375,826.24
007036GB6	254,269.21	-	254,269.21	255,648.66	1,379.45	255,648.66	517,632.44
02146QAB9	15,615,907.88	-	15,615,907.88	15,589,355.94	(26,551.94)	15,589,355.94	8,862,529.56
02639MAM8	2,523,018.60	-	2,523,018.60	2,430,740.45	(92,278.15)	2,430,740.45	7,168,920.00
02660TGN7	9,402,539.49	-	9,402,539.49	9,326,784.90	(75,754.59)	9,326,784.90	5,697,189.83
02660THT3	776,911.68	-	776,911.68	756,863.76	(20,047.92)	756,863.76	625,762.47
02660TJB0	25,226,004.23	-	25,226,004.23	25,127,415.69	(98,588.54)	25,127,415.69	13,651,622.67
02660WAC0	18,928,046.80	-	18,928,046.80	18,737,015.28	(191,031.52)	18,737,015.28	11,917,720.39
02660XAD6	13,917,317.42	-	13,917,317.42	13,760,235.52	(157,081.90)	13,760,235.52	8,037,153.38
026929AD1	9,915,586.21	-	9,915,586.21	9,608,012.45	(307,573.76)	9,608,012.45	5,712,241.06
040104QN4	4,369,066.86	-	4,369,066.86	4,328,678.79	(40,388.07)	4,328,678.79	3,590,532.48
05946XYP2	1,209,333.00	-	1,209,333.00	1,174,538.24	(34,794.76)	1,174,538.24	712,239.44
05949AHG8	5,673,610.00	-	5,673,610.00	5,542,818.30	(130,791.70)	5,542,818.30	5,513,028.70
05949ALH1	2,690,654.41	-	2,690,654.41	2,629,721.17	(60,933.24)	2,629,721.17	2,547,139.95
05949AZG8	2,070,443.86	-	2,070,443.86	2,034,655.86	(35,788.00)	2,034,655.86	2,055,226.03
05950DAA8	11,626,583.47	-	11,626,583.47	11,290,314.75	(336,268.72)	11,290,314.75	9,332,578.42
05950HAA9	23,693,004.00	-	23,693,004.00	23,141,186.59	(551,817.41)	23,141,186.59	21,985,696.99
06050HKY3	9,503.64	-	9,503.64	7,749.13	(1,754.51)	7,749.13	107,180.90
06652DAA7	7,169,884.57	-	7,169,884.57	7,081,292.54	(88,592.03)	7,081,292.54	4,403,738.16
07384MS60	2,767,075.46	-	2,767,075.46	2,744,790.96	(22,284.50)	2,744,790.96	2,468,965.02
07384YPP5	1,439,498.04	-	1,439,498.04	1,427,416.79	(12,081.25)	1,427,416.79	994,511.08
073854AB7	14,547,536.61	-	14,547,536.61	14,547,268.23	(268.38)	14,547,268.23	9,593,662.37
07386HCM1	410,475.68	-	410,475.68	410,433.82	(41.86)	410,433.82	717,764.47
07386HMB4	2,206,212.41	-	2,206,212.41	2,145,816.24	(60,396.17)	2,145,816.24	2,086,610.95
07386HNQ0	1,169,143.68	-	1,169,143.68	1,138,098.65	(31,045.03)	1,138,098.65	1,120,711.53
07386HSP7	6,077,267.22	-	6,077,267.22	6,034,343.44	(42,923.78)	6,034,343.44	4,050,313.56
073879QF8	780,701.59	-	780,701.59	693,663.03	(87,038.56)	693,663.03	738,464.62
07820QAY1	16,108,296.95	-	16,108,296.95	15,376,997.11	(731,299.84)	15,376,997.11	11,890,461.34
12667FBJ3	2,103,346.28	-	2,103,346.28	2,024,597.73	(78,748.55)	2,024,597.73	1,854,457.95
12667GCB7	1,195,371.77	-	1,195,371.77	1,191,200.19	(4,171.58)	1,191,200.19	1,004,191.24
12667GME0	17,325,071.43	-	17,325,071.43	16,991,998.09	(333,073.34)	16,991,998.09	9,680,970.89
12667GR62	10,640,126.93	-	10,640,126.93	10,486,910.78	(153,216.15)	10,486,910.78	7,620,818.74
12667GRW5	629,260.22	-	629,260.22	572,770.13	(56,490.09)	572,770.13	381,768.44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667GS20	$14,572,605.05	$-	$14,572,605.05	$14,373,064.89	$(199,540.16)	$14,373,064.89	$8,512,118.07
12667GWF6	8,897,691.57	-	8,897,691.57	8,517,914.13	(379,777.44)	8,517,914.13	4,272,853.01
12667GYX5	1,082,911.40	-	1,082,911.40	1,077,219.96	(5,691.44)	1,077,219.96	1,123,147.89
12668A4B8	15,533,914.88	-	15,533,914.88	15,474,216.29	(59,698.59)	15,474,216.29	8,802,192.78
12668ACG8	4,356,285.62	-	4,356,285.62	4,309,198.33	(47,087.29)	4,309,198.33	3,763,154.21
12668ACY9	868,763.35	-	868,763.35	867,274.80	(1,488.55)	867,274.80	683,676.64
12668ACZ6	3,947,481.62	-	3,947,481.62	3,886,617.25	(60,864.37)	3,886,617.25	2,443,991.14
12668AEV3	12,695,114.86	-	12,695,114.86	12,478,946.20	(216,168.66)	12,478,946.20	8,251,505.28
12668AGW9	3,107,369.65	-	3,107,369.65	3,101,153.13	(6,216.52)	3,101,153.13	2,597,850.08
12668AVP7	7,795,129.40	-	7,795,129.40	7,710,857.18	(84,272.22)	7,710,857.18	5,193,835.03
12668BB77	25,925,996.12	-	25,925,996.12	25,497,768.88	(428,227.24)	25,497,768.88	15,727,296.84
126694YM4	3,515,131.96	-	3,515,131.96	3,471,228.69	(43,903.27)	3,471,228.69	2,117,464.43
12669B3B6	68,214.25	-	68,214.25	66,602.80	(1,611.45)	66,602.80	51,400.25
12669D3C0	453,249.42	-	453,249.42	353,922.19	(99,327.23)	353,922.19	263,386.11
12669EH33	215,121.06	-	215,121.06	210,774.42	(4,346.64)	210,774.42	201,438.70
12669FKR3	279,676.82	-	279,676.82	277,047.74	(2,629.08)	277,047.74	301,602.52
12669FW82	1,169,473.44	-	1,169,473.44	1,146,440.40	(23,033.04)	1,146,440.40	827,311.10
12669FXR9	514,806.49	-	514,806.49	501,446.89	(13,359.60)	501,446.89	386,818.82
12669GKH3	13,531,928.86	-	13,531,928.86	13,130,558.67	(401,370.19)	13,130,558.67	9,553,324.53
12669GMS7	265,714.32	-	265,714.32	254,490.25	(11,224.07)	254,490.25	164,688.31
12669GRM5	3,116,727.52	-	3,116,727.52	3,005,357.24	(111,370.28)	3,005,357.24	1,846,875.23
12669GRQ6	8,208,780.53	-	8,208,780.53	7,895,004.10	(313,776.43)	7,895,004.10	5,315,178.31
12669GTV3	406,174.77	-	406,174.77	397,648.68	(8,526.09)	397,648.68	237,224.62
12669GUR0	3,897,655.17	-	3,897,655.17	3,790,370.36	(107,284.81)	3,790,370.36	2,290,779.49
12669GXW6	351,507.25	-	351,507.25	242,202.43	(109,304.82)	242,202.43	302,225.04
17307G3D8	(2,831.79)	-	(2,831.79)	136,992.27	139,824.06	136,992.27	560,952.38
17307GH76	169,958.43	-	169,958.43	169,980.47	22.04	169,980.47	272,520.48
17307GMQ8	5,854,785.11	-	5,854,785.11	5,610,286.82	(244,498.29)	5,610,286.82	5,720,968.02
17307GN79	9,961.84	-	9,961.84	9,740.23	(221.61)	9,740.23	21.27
17307GYD4	2,163,091.47	-	2,163,091.47	2,117,675.19	(45,416.28)	2,117,675.19	2,012,594.06
17309QAM6	2,231.78	-	2,231.78	2,045.33	(186.45)	2,045.33	8,518.50
22540V3F7	614,939.20	-	614,939.20	642,839.28	27,900.08	642,839.28	802,463.44
22540VGA4	1,141,469.95	-	1,141,469.95	1,031,537.18	(109,932.77)	1,031,537.18	985,574.79
22541NFL8	4,185,481.58	-	4,185,481.58	4,238,604.97	53,123.39	4,238,604.97	4,604,142.07
22541NUB3	1,133,961.51	-	1,133,961.51	1,081,132.81	(52,828.70)	1,081,132.81	1,568,255.10
22541Q4M1	174,571.43	-	174,571.43	174,967.62	396.19	174,967.62	635,650.80
22541QA44	798,759.12	-	798,759.12	517,358.63	(281,400.49)	517,358.63	519,951.58
22541QDA7	352,039.95	-	352,039.95	356,009.77	3,969.82	356,009.77	482,452.65
22541QFK3	130,407.84	-	130,407.84	132,038.88	1,631.04	132,038.88	270,560.57
22541QQR6	382,964.24	-	382,964.24	272,985.26	(109,978.98)	272,985.26	358,824.15
22541SJV1	1,057,682.99	-	1,057,682.99	1,018,477.92	(39,205.07)	1,018,477.92	1,096,086.72
225458RG5	1,992.31	-	1,992.31	312.85	(1,679.46)	312.85	61,487.86
225458UJ5	6,787,545.89	-	6,787,545.89	6,604,453.51	(183,092.38)	6,604,453.51	6,380,656.44
23245QAA7	2,439,694.46	-	2,439,694.46	2,401,175.93	(38,518.53)	2,401,175.93	1,513,637.22
23332UAC8	5,024,072.52	-	5,024,072.52	4,976,576.38	(47,496.14)	4,976,576.38	3,944,809.11
23332UAR5	9,032,091.21	-	9,032,091.21	8,941,930.52	(90,160.69)	8,941,930.52	6,452,561.01
23332UAS3	129,042.66	-	129,042.66	119,917.67	(9,124.99)	119,917.67	85,819.11
23332UBV5	5,973,723.07	-	5,973,723.07	5,899,242.77	(74,480.30)	5,899,242.77	3,415,484.67
23332UBW3	337,464.82	-	337,464.82	318,124.29	(19,340.53)	318,124.29	234,381.54
23332UCM4	576,823.93	-	576,823.93	570,846.02	(5,977.91)	570,846.02	370,446.09
23332UDU5	20,204,339.08	-	20,204,339.08	20,006,668.76	(197,670.32)	20,006,668.76	12,335,262.11
251510FB4	6,701,660.92	-	6,701,660.92	6,315,048.92	(386,612.00)	6,315,048.92	5,193,498.11
251510NB5	4,751,223.62	-	4,751,223.62	4,725,815.34	(25,408.28)	4,725,815.34	3,660,819.35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
251510NC3	$13,316,951.71	$-	$13,316,951.71	$13,093,212.80	$(223,738.91)	$13,093,212.80	$3,319,842.40
25151AAA9	5,678,742.53	-	5,678,742.53	5,510,894.90	(167,847.63)	5,510,894.90	3,340,211.88
30251YAB4	8,679,088.82	-	8,679,088.82	8,561,752.38	(117,336.44)	8,561,752.38	6,544,203.63
318340AB2	715,302.51	-	715,302.51	655,084.75	(60,217.76)	655,084.75	446,529.20
32051DCK6	513,662.86	-	513,662.86	510,570.16	(3,092.70)	510,570.16	513,940.90
32056CAH2	16,767,750.62	-	16,767,750.62	16,353,102.24	(414,648.38)	16,353,102.24	14,579,877.39
36185NXT2	812,739.52	-	812,739.52	724,971.02	(87,768.50)	724,971.02	517,197.87
36228FWU6	694,852.71	-	694,852.71	749,918.41	55,065.70	749,918.41	791,443.30
362341XE4	21,136,351.60	-	21,136,351.60	20,955,566.63	(180,784.97)	20,955,566.63	19,996,964.12
36242DBJ1	3,170,252.21	-	3,170,252.21	3,172,205.57	1,953.36	3,172,205.57	3,239,843.01
36242DBZ5	221,127.41	-	221,127.41	220,508.65	(618.76)	220,508.65	384,723.37
36242DGA5	26,686.51	-	26,686.51	25,556.13	(1,130.38)	25,556.13	65,810.87
362480AD7	15,306,913.54	-	15,306,913.54	14,574,735.22	(732,178.32)	14,574,735.22	7,560,686.39
39538RAB5	11,224,577.04	-	11,224,577.04	11,122,756.39	(101,820.65)	11,122,756.39	6,722,573.82
39538RBB4	12,902,584.04	-	12,902,584.04	12,756,707.71	(145,876.33)	12,756,707.71	7,503,703.19
39538WFH6	10,533,879.56	-	10,533,879.56	10,524,374.24	(9,505.32)	10,524,374.24	5,655,248.05
40431KAA8	121,802.54	-	121,802.54	114,791.99	(7,010.55)	114,791.99	111,007.64
41161PA86	1,742,333.74	-	1,742,333.74	1,710,310.67	(32,023.07)	1,710,310.67	1,468,274.23
41161PFR9	1,245,597.66	-	1,245,597.66	1,220,998.45	(24,599.21)	1,220,998.45	910,061.29
41161PHC0	7,878,255.67	-	7,878,255.67	7,809,346.73	(68,908.94)	7,809,346.73	5,473,551.13
41161PHU0	7,500,110.99	-	7,500,110.99	7,320,065.85	(180,045.14)	7,320,065.85	5,172,272.42
41161PKH5	592,949.88	-	592,949.88	569,082.74	(23,867.14)	569,082.74	358,108.55
41161PL43	20,595,562.12	-	20,595,562.12	19,672,347.51	(923,214.61)	19,672,347.51	12,528,065.18
41161PLR2	12,836,963.57	-	12,836,963.57	12,695,687.26	(141,276.31)	12,695,687.26	7,998,693.58
41161PMG5	15,744,794.38	-	15,744,794.38	15,582,186.39	(162,607.99)	15,582,186.39	10,014,326.46
41161PQU0	13,504,506.01	-	13,504,506.01	13,332,870.43	(171,635.58)	13,332,870.43	8,314,454.20
41161PTN3	2,260,140.25	-	2,260,140.25	2,212,892.84	(47,247.41)	2,212,892.84	1,368,737.99
41161PTP8	680,197.69	-	680,197.69	598,977.79	(81,219.90)	598,977.79	457,820.41
41161PWB5	7,354,902.36	-	7,354,902.36	7,268,594.83	(86,307.53)	7,268,594.83	4,269,594.44
41161PXH1	776,649.84	-	776,649.84	766,983.13	(9,666.71)	766,983.13	482,256.96
43739EAP2	19,692,319.83	-	19,692,319.83	19,508,136.31	(184,183.52)	19,508,136.31	13,873,164.06
43739EBJ5	9,184,578.52	-	9,184,578.52	9,114,977.67	(69,600.85)	9,114,977.67	6,852,275.05
43739EBS5	9,143,774.50	-	9,143,774.50	9,082,906.22	(60,868.28)	9,082,906.22	7,705,855.81
45254NHV2	332,389.41	-	332,389.41	313,830.68	(18,558.73)	313,830.68	265,469.93
45254NJG3	1,377,791.28	-	1,377,791.28	1,354,996.46	(22,794.82)	1,354,996.46	1,129,754.73
45254NJP3	152,018.01	-	152,018.01	140,003.86	(12,014.15)	140,003.86	129,263.01
45254NJV0	995,748.62	-	995,748.62	988,034.44	(7,714.18)	988,034.44	756,422.83
45254NJX6	216,997.26	-	216,997.26	216,470.47	(526.79)	216,470.47	258,370.87
45254NKA4	288,007.59	-	288,007.59	283,824.85	(4,182.74)	283,824.85	397,161.74
45254NKD8	4,163,419.14	-	4,163,419.14	4,127,893.53	(35,525.61)	4,127,893.53	3,969,187.94
45254NKF3	5,292,740.94	-	5,292,740.94	5,242,219.68	(50,521.26)	5,242,219.68	3,773,830.28
45254NKX4	6,353,961.96	-	6,353,961.96	6,306,017.08	(47,944.88)	6,306,017.08	4,304,014.72
45254NNP8	13,266,078.73	-	13,266,078.73	13,152,113.39	(113,965.34)	13,152,113.39	9,503,832.30
45254NPA9	15,520,191.56	-	15,520,191.56	15,475,441.54	(44,750.02)	15,475,441.54	12,262,190.30
45254NPG6	996,338.48	-	996,338.48	905,927.98	(90,410.50)	905,927.98	793,927.97
45254NPU5	5,533,130.64	-	5,533,130.64	5,491,689.68	(41,440.96)	5,491,689.68	3,980,838.30
45254TMK7	56,050.75	-	56,050.75	37,555.51	(18,495.24)	37,555.51	53,697.02
45254TRX4	353,067.87	-	353,067.87	343,129.92	(9,937.95)	343,129.92	231,170.18
45254TSM7	4,367,917.64	-	4,367,917.64	4,328,472.29	(39,445.35)	4,328,472.29	2,567,817.37
45660LCN7	5,472,177.70	-	5,472,177.70	5,390,194.71	(81,982.99)	5,390,194.71	3,620,366.97
45660LKW8	25,766,539.07	-	25,766,539.07	25,517,687.60	(248,851.47)	25,517,687.60	16,653,183.47
45660LW96	3,742,859.43	-	3,742,859.43	3,616,865.10	(125,994.33)	3,616,865.10	1,821,127.78
45660LWD7	3,092,990.17	-	3,092,990.17	3,063,168.12	(29,822.05)	3,063,168.12	3,064,126.77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660LY94	$710,081.02	$-	$710,081.02	$664,588.51	$(45,492.51)	$664,588.51	$436,301.78
45660LYW3	4,338,757.38	-	4,338,757.38	4,137,427.14	(201,330.24)	4,137,427.14	2,358,974.34
45660N2J3	4,759,368.30	-	4,759,368.30	4,704,783.71	(54,584.59)	4,704,783.71	3,829,197.67
45660N5H4	5,740,656.83	-	5,740,656.83	5,660,656.62	(80,000.21)	5,660,656.62	3,872,076.18
45660NQ24	2,238,734.56	-	2,238,734.56	2,225,202.60	(13,531.96)	2,225,202.60	2,147,664.58
45660NRB3	873,931.14	-	873,931.14	733,712.66	(140,218.48)	733,712.66	557,496.77
45660NS30	2,399,798.33	-	2,399,798.33	2,342,587.50	(57,210.83)	2,342,587.50	1,564,347.79
45660NT88	81,305.41	-	81,305.41	79,756.60	(1,548.81)	79,756.60	59,909.07
45660NT96	2,428,975.11	-	2,428,975.11	2,394,834.90	(34,140.21)	2,394,834.90	2,121,465.65
456612AC4	17,568,383.14	-	17,568,383.14	17,378,177.11	(190,206.03)	17,378,177.11	9,481,062.69
45664BAE7	1,352.25	-	1,352.25	61.25	(1,291.00)	61.25	12,563.89
45667WAA6	4,792,234.28	-	4,792,234.28	4,754,531.33	(37,702.95)	4,754,531.33	3,691,509.88
466247UG6	2,713,861.54	-	2,713,861.54	2,600,556.10	(113,305.44)	2,600,556.10	2,415,145.39
466247XE8	6,758,424.68	-	6,758,424.68	6,634,885.67	(123,539.01)	6,634,885.67	4,638,042.23
46627MBQ9	12,706,165.18	-	12,706,165.18	12,614,172.88	(91,992.30)	12,614,172.88	8,982,476.80
46627MCS4	7,769,242.62	-	7,769,242.62	7,627,593.60	(141,649.02)	7,627,593.60	5,761,375.34
46629QAR7	108.28	-	108.28	21.19	(87.09)	21.19	3,762.27
52520MFT5	18,990.36	-	18,990.36	16,017.61	(2,972.75)	16,017.61	127,323.98
525221EN3	13,613,792.66	-	13,613,792.66	13,586,358.28	(27,434.38)	13,586,358.28	6,517,575.94
525221JA6	20,387.82	-	20,387.82	19,195.43	(1,192.39)	19,195.43	133,769.18
52524YAF0	12,812,995.87	-	12,812,995.87	12,472,987.24	(340,008.63)	12,472,987.24	7,314,315.40
550279AA1	4,989,982.47	-	4,989,982.47	4,931,695.78	(58,286.69)	4,931,695.78	3,370,346.43
55027BAA6	15,758,456.37	-	15,758,456.37	15,758,002.47	(453.90)	15,758,002.47	8,858,836.88
576433FP6	484,938.56	-	484,938.56	233,015.00	(251,923.56)	233,015.00	198,404.69
576433G42	9,235,387.92	-	9,235,387.92	9,132,279.58	(103,108.34)	9,132,279.58	5,528,038.04
576433GW0	756,607.16	-	756,607.16	756,626.07	18.91	756,626.07	569,739.39
576433H33	5,052,309.49	-	5,052,309.49	4,998,219.91	(54,089.58)	4,998,219.91	4,077,712.18
576433NH5	1,747,988.73	-	1,747,988.73	1,715,411.82	(32,576.91)	1,715,411.82	1,402,150.68
576433RB4	291,347.44	-	291,347.44	291,445.42	97.98	291,445.42	216,017.14
576433YN0	1,243,677.58	-	1,243,677.58	1,219,560.07	(24,117.51)	1,219,560.07	786,894.23
576438AA3	3,837,541.95	-	3,837,541.95	3,741,135.74	(96,406.21)	3,741,135.74	3,178,843.42
576444AA1	1,501.36	-	1,501.36	532.47	(968.89)	532.47	-
5899293W6	629,606.67	-	629,606.67	610,744.13	(18,862.54)	610,744.13	903,352.32
589929E87	1,076,462.57	-	1,076,462.57	957,260.99	(119,201.58)	957,260.99	812,066.15
589929P69	257,235.55	-	257,235.55	281,204.89	23,969.34	281,204.89	399,641.63
589929X29	5,242,391.81	-	5,242,391.81	5,145,423.76	(96,968.05)	5,145,423.76	3,534,393.46
59020UQ40	1,299,053.15	-	1,299,053.15	1,281,103.74	(17,949.41)	1,281,103.74	957,851.97
59020UTL9	659,152.21	-	659,152.21	290,313.25	(368,838.96)	290,313.25	556,662.95
59020UXN0	94,656.80	-	94,656.80	94,491.32	(165.48)	94,491.32	249,777.75
59024WAF4	370,606.61	-	370,606.61	239,976.03	(130,630.58)	239,976.03	32,558.89
61915RAZ9	5,233.73	-	5,233.73	3,499.48	(1,734.25)	3,499.48	2,995.16
61915RBB1	7,459,436.65	-	7,459,436.65	7,370,236.70	(89,199.95)	7,370,236.70	4,686,101.70
61915RBZ8	910,109.87	-	910,109.87	884,772.79	(25,337.08)	884,772.79	535,030.15
65535VSQ2	919.60	-	919.60	75.11	(844.49)	75.11	1,239.35
65537BAG5	18,623.82	-	18,623.82	17,461.96	(1,161.86)	17,461.96	68,104.61
65538DAA3	3,462,554.95	-	3,462,554.95	3,368,116.41	(94,438.54)	3,368,116.41	2,437,872.57
68383NCA9	25,614,186.91	-	25,614,186.91	25,401,151.38	(213,035.53)	25,401,151.38	18,328,435.72
68383NCU5	9,697,732.73	-	9,697,732.73	9,616,220.52	(81,512.21)	9,616,220.52	6,663,549.29
68383NDT7	9,435,478.24	-	9,435,478.24	9,327,338.77	(108,139.47)	9,327,338.77	5,357,974.25
68389FBW3	30,268.83	-	30,268.83	30,006.94	(261.89)	30,006.94	26,585.98
68402CAC8	690,402.51	-	690,402.51	650,151.19	(40,251.32)	650,151.19	576,733.55
74927WAM6	21,742.29	-	21,742.29	438.25	(21,304.04)	438.25	5,999.54
74927XAM4	10,961.59	-	10,961.59	4,965.82	(5,995.77)	4,965.82	93.76

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110GUG4	$2,151,906.35	$-	$2,151,906.35	$2,011,776.12	$(140,130.23)	$2,011,776.12	$1,477,484.29
76110GV40	3,511,988.44	-	3,511,988.44	3,458,157.55	(53,830.89)	3,458,157.55	3,144,514.14
76110GVT5	2,608,281.37	-	2,608,281.37	2,544,862.98	(63,418.39)	2,544,862.98	2,171,794.50
76110GWG2	1,904,669.72	-	1,904,669.72	1,846,585.94	(58,083.78)	1,846,585.94	1,480,379.93
76110GZR5	2,830,733.67	-	2,830,733.67	2,727,172.57	(103,561.10)	2,727,172.57	2,619,340.44
76110H4M8	173,901.94	-	173,901.94	178,199.70	4,297.76	178,199.70	226,198.30
76110HKX6	1,815,623.06	-	1,815,623.06	1,815,565.60	(57.46)	1,815,565.60	4,375,134.46
76110HKY4	96,706.90	-	96,706.90	107,840.00	11,133.10	107,840.00	456,938.64
761118FM5	10,258,764.81	-	10,258,764.81	10,107,369.93	(151,394.88)	10,107,369.93	8,649,658.14
761118KU1	7,864,281.28	-	7,864,281.28	7,763,351.40	(100,929.88)	7,763,351.40	4,722,642.75
761118NN4	10,865,451.55	-	10,865,451.55	10,713,286.05	(152,165.50)	10,713,286.05	6,664,737.32
761118RJ9	512,042.11	-	512,042.11	500,603.65	(11,438.46)	500,603.65	289,932.97
761118RM2	22,478,465.29	-	22,478,465.29	22,126,529.15	(351,936.14)	22,126,529.15	12,932,212.80
79549AYA1	1,391,036.96	-	1,391,036.96	1,237,797.08	(153,239.88)	1,237,797.08	771,127.21
79549AYB9	103,695.13	-	103,695.13	76,467.80	(27,227.33)	76,467.80	96,547.72
81744FJH1	280,763.95	-	280,763.95	278,042.85	(2,721.10)	278,042.85	186,558.02
863579DV7	861,077.80	-	861,077.80	502,212.89	(358,864.91)	502,212.89	223,282.96
863579KG2	3,564,434.40	-	3,564,434.40	3,458,836.41	(105,597.99)	3,458,836.41	2,675,888.50
863579YR3	8,639,569.03	-	8,639,569.03	8,548,863.56	(90,705.47)	8,548,863.56	5,886,140.24
86358HRL5	32,228.03	-	32,228.03	-	(32,228.03)	-	28,814.20
86358R3Q8	1,431,054.34	-	1,431,054.34	1,403,225.73	(27,828.61)	1,403,225.73	898,259.61
86358RA49	985,023.73	-	985,023.73	638,664.85	(346,358.88)	638,664.85	989,895.09
86358RLG0	176,593.47	-	176,593.47	39,864.17	(136,729.30)	39,864.17	135,590.97
86358RM46	418,806.87	-	418,806.87	350,865.15	(67,941.72)	350,865.15	136,985.95
86358RUM7	109,155.89	-	109,155.89	93,865.83	(15,290.06)	93,865.83	79,356.52
86358RUQ8	141,196.42	-	141,196.42	139,671.99	(1,524.43)	139,671.99	85,808.64
86359A5E9	264,596.43	-	264,596.43	263,564.52	(1,031.91)	263,564.52	216,159.86
86359ACD3	656,126.25	-	656,126.25	507,121.72	(149,004.53)	507,121.72	551,710.52
86359ADN0	1,073,524.85	-	1,073,524.85	774,365.98	(299,158.87)	774,365.98	730,270.87
86359AEH2	141,366.63	-	141,366.63	41,550.70	(99,815.93)	41,550.70	31,541.10
86359AHD8	452,608.99	-	452,608.99	443,236.83	(9,372.16)	443,236.83	339,586.43
86359AKY8	(10,547.00)	-	(10,547.00)	5,660.13	16,207.13	5,660.13	46,426.05
86359ANH2	1,458,172.13	-	1,458,172.13	1,432,403.29	(25,768.84)	1,432,403.29	1,725,769.10
86359AVY6	224,533.64	-	224,533.64	231,803.87	7,270.23	231,803.87	293,709.37
86359AXX6	1,066,811.06	-	1,066,811.06	1,134,333.93	67,522.87	1,134,333.93	1,542,683.19
86359AZE6	492,100.17	-	492,100.17	491,564.45	(535.72)	491,564.45	627,247.04
86359BLB5	1,494,987.65	-	1,494,987.65	1,451,142.79	(43,844.86)	1,451,142.79	1,346,410.99
86359LSM2	1,680,803.11	-	1,680,803.11	1,664,068.93	(16,734.18)	1,664,068.93	1,050,640.78
86360JAA9	12,930,329.94	-	12,930,329.94	12,800,678.74	(129,651.20)	12,800,678.74	7,004,562.45
86360JAN1	4,713,165.48	-	4,713,165.48	4,014,642.52	(698,522.96)	4,014,642.52	2,573,367.08
86363DAA9	11,413,218.57	-	11,413,218.57	11,310,432.42	(102,786.15)	11,310,432.42	7,023,081.39
885220FS7	8,572,565.34	-	8,572,565.34	8,438,322.89	(134,242.45)	8,438,322.89	7,843,984.83
929093AA0	1,252,834.30	-	1,252,834.30	935,033.68	(317,800.62)	935,033.68	338,058.07
929227EN2	213,179.95	-	213,179.95	179,569.89	(33,610.06)	179,569.89	186,736.90
92922F3L0	53,334,252.88	-	53,334,252.88	51,423,138.33	(1,911,114.55)	51,423,138.33	51,115,436.62
92922F4M7	4,958,037.02	-	4,958,037.02	4,916,637.79	(41,399.23)	4,916,637.79	3,817,204.07
92922F5T1	8,484,809.52	-	8,484,809.52	8,411,301.43	(73,508.09)	8,411,301.43	6,360,568.93
92922F7A0	1,420,576.36	-	1,420,576.36	808,359.63	(612,216.73)	808,359.63	1,144,308.11
92922F7Q5	11,030,151.81	-	11,030,151.81	10,921,009.73	(109,142.08)	10,921,009.73	8,015,966.71
92922FB72	1,382,053.83	-	1,382,053.83	1,369,454.62	(12,599.21)	1,369,454.62	906,685.01
92922FG77	12,404,165.49	-	12,404,165.49	11,857,723.25	(546,442.24)	11,857,723.25	11,581,387.02
92922FQ76	232,385.69	-	232,385.69	232,416.43	30.74	232,416.43	283,408.59
92922FTJ7	1,524,747.41	-	1,524,747.41	1,465,394.68	(59,352.73)	1,465,394.68	1,163,810.77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92922FW61	$1,157,312.43	$-	$1,157,312.43	$894,487.71	$(262,824.72)	$894,487.71	$902,785.82
92922FWU8	4,575,811.82	-	4,575,811.82	4,488,437.15	(87,374.67)	4,488,437.15	3,857,829.43
92922FZF8	9,673,825.63	-	9,673,825.63	9,580,940.89	(92,884.74)	9,580,940.89	7,449,739.94
92925CBB7	4,956,363.66	-	4,956,363.66	4,911,005.27	(45,358.39)	4,911,005.27	3,398,387.13
939336PT4	14,209.95	-	14,209.95	16,868.38	2,658.43	16,868.38	112,136.25
939336U35	1,637,266.69	-	1,637,266.69	1,635,985.00	(1,281.69)	1,635,985.00	1,882,267.13
939336X65	12,911,420.23	-	12,911,420.23	12,785,497.61	(125,922.62)	12,785,497.61	10,330,075.25
939336Z48	4,607,693.45	-	4,607,693.45	4,598,787.92	(8,905.53)	4,598,787.92	4,206,622.82
93934FHC9	10,118,393.98	-	10,118,393.98	9,981,069.16	(137,324.82)	9,981,069.16	5,938,722.60
93934FJQ6	18,919,093.45	-	18,919,093.45	18,636,019.20	(283,074.25)	18,636,019.20	11,053,573.31
94981VAX5	1,102,785.13	-	1,102,785.13	1,100,448.27	(2,336.86)	1,100,448.27	1,126,312.93
94983CAJ6	19,370,475.51	-	19,370,475.51	19,266,207.62	(104,267.89)	19,266,207.62	19,366,567.05
94983TAE0	11,848,927.60	-	11,848,927.60	11,491,471.25	(357,456.35)	11,491,471.25	11,104,839.58
94983YAQ2	4,828,398.16	-	4,828,398.16	4,713,842.64	(114,555.52)	4,713,842.64	4,387,123.87
94985JAG5	18,581,530.31	-	18,581,530.31	18,550,313.82	(31,216.49)	18,550,313.82	16,633,773.80
Totals	$1,362,887,892.31	$-	$1,362,887,892.31	$1,335,628,211.52	$(27,259,680.79)	$1,335,628,211.52	$975,241,505.93

The following is the impairment listing for loan-backed securities for the three months ended March 31, 2010:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007036FB7	$2,453,688.48	$-	$2,453,688.48	$534,425.13	$(1,919,263.35)	$534,425.13	$349,508.39
007036FY7	24,525.31	-	24,525.31	16,981.28	(7,544.03)	16,981.28	16,756.74
007036GB6	452,415.25	-	452,415.25	302,370.50	(150,044.75)	302,370.50	325,127.38
02639MAK2	18,335,555.90	-	18,335,555.90	17,087,910.65	(1,247,645.25)	17,087,910.65	14,669,129.10
02660TBF9	1,933,645.37	-	1,933,645.37	610,617.59	(1,323,027.78)	610,617.59	1,427,102.41
02660TGN7	9,518,822.57	-	9,518,822.57	9,515,580.70	(3,241.87)	9,515,580.70	5,931,888.65
02660WAC0	19,504,543.37	-	19,504,543.37	19,015,978.26	(488,565.11)	19,015,978.26	11,965,232.87
02660XAD6	14,546,896.60	-	14,546,896.60	14,122,596.11	(424,300.49)	14,122,596.11	9,346,561.00
040104QN4	4,868,078.45	-	4,868,078.45	4,749,280.59	(118,797.86)	4,749,280.59	4,159,964.26
05946XYP2	1,263,430.72	-	1,263,430.72	1,241,498.36	(21,932.36)	1,241,498.36	740,046.66
05948JAA0	377,018.03	-	377,018.03	371,560.85	(5,457.18)	371,560.85	285,985.91
05949AHG8	5,864,012.59	-	5,864,012.59	5,792,053.62	(71,958.97)	5,792,053.62	5,548,665.42
05949ALH1	2,788,640.95	-	2,788,640.95	2,767,067.21	(21,573.74)	2,767,067.21	2,708,085.34
05949AZG8	2,250,828.83	-	2,250,828.83	2,139,506.99	(111,321.84)	2,139,506.99	2,104,144.70
05950DAA8	12,137,989.08	-	12,137,989.08	11,873,752.53	(264,236.55)	11,873,752.53	9,716,423.19
05950HAA9	24,333,569.53	-	24,333,569.53	24,069,760.37	(263,809.16)	24,069,760.37	22,103,331.00
06050HKX5	726,208.27	-	726,208.27	638,679.73	(87,528.54)	638,679.73	355,148.77
06050HKY3	291,082.57	-	291,082.57	11,643.40	(279,439.17)	11,643.40	92,176.41
06652DAA7	7,594,959.54	-	7,594,959.54	7,271,154.06	(323,805.48)	7,271,154.06	4,475,435.31
07384MS60	2,967,228.97	-	2,967,228.97	2,953,642.19	(13,586.78)	2,953,642.19	2,753,314.06
07384MSP8	652,279.17	-	652,279.17	249,054.64	(403,224.53)	249,054.64	458,090.20
07384YPP5	3,540,444.57	-	3,540,444.57	1,602,667.70	(1,937,776.87)	1,602,667.70	1,002,156.71
073854AB7	15,781,621.86	-	15,781,621.86	13,982,208.45	(1,799,413.41)	13,982,208.45	9,659,937.28
07386HCM1	1,057,528.53	-	1,057,528.53	420,552.03	(636,976.50)	420,552.03	707,317.87
07386HMB4	2,544,819.91	-	2,544,819.91	2,399,703.53	(145,116.38)	2,399,703.53	2,223,400.41
07386HSP7	6,373,744.64	-	6,373,744.64	6,231,520.21	(142,224.43)	6,231,520.21	4,264,113.53
073879QF8	1,052,690.23	-	1,052,690.23	810,912.07	(241,778.16)	810,912.07	616,584.28
073879Z92	11,621,639.60	-	11,621,639.60	9,616,279.93	(2,005,359.67)	9,616,279.93	4,585,041.57
07820QAY1	17,270,978.53	-	17,270,978.53	16,334,265.50	(936,713.03)	16,334,265.50	12,391,361.40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
078446AB7	$158,000.00	$-	$158,000.00	$135,000.00	$(23,000.00)	$135,000.00	$135,000.00
12479DAC2	14,814,472.13	-	14,814,472.13	10,481,540.76	(4,332,931.37)	10,481,540.76	12,623,166.27
12629EAK1	3,305.17	-	3,305.17	1,855.03	(1,450.14)	1,855.03	16,321.24
12638PAL3	85.45	-	85.45	55.07	(30.38)	55.07	245.24
12667FUL7	765,016.22	-	765,016.22	374,418.18	(390,598.04)	374,418.18	282,015.42
12667GCB7	1,247,773.59	-	1,247,773.59	1,244,766.76	(3,006.83)	1,244,766.76	1,006,637.33
12667GME0	17,856,951.29	-	17,856,951.29	17,358,021.50	(498,929.79)	17,358,021.50	10,010,579.82
12667GR62	11,553,888.87	-	11,553,888.87	11,077,060.04	(476,828.83)	11,077,060.04	7,783,552.02
12667GRW5	752,425.95	-	752,425.95	638,937.01	(113,488.94)	638,937.01	393,389.01
12667GS20	14,984,870.18	-	14,984,870.18	14,603,479.12	(381,391.06)	14,603,479.12	8,473,996.90
12667GWF6	9,314,884.23	-	9,314,884.23	8,899,557.04	(415,327.19)	8,899,557.04	4,449,607.75
12667GYX5	1,178,006.28	-	1,178,006.28	1,148,664.89	(29,341.39)	1,148,664.89	1,172,667.48
12668A3V5	5,302.70	-	5,302.70	3,250.28	(2,052.42)	3,250.28	31,126.84
12668ACG8	4,562,252.57	-	4,562,252.57	4,428,668.32	(133,584.25)	4,428,668.32	3,839,846.65
12668ACY9	930,532.21	-	930,532.21	918,663.59	(11,868.62)	918,663.59	725,290.39
12668ACZ6	3,972,862.43	-	3,972,862.43	3,957,478.64	(15,383.79)	3,957,478.64	2,521,691.24
12668AEV3	12,945,842.36	-	12,945,842.36	12,690,145.00	(255,697.36)	12,690,145.00	7,663,002.82
12668AGW9	3,165,426.49	-	3,165,426.49	3,150,569.66	(14,856.83)	3,150,569.66	2,826,591.59
12668AVP7	8,140,249.88	-	8,140,249.88	8,083,319.57	(56,930.31)	8,083,319.57	5,455,786.21
12668BDR1	7,725.61	-	7,725.61	6,239.02	(1,486.59)	6,239.02	53,236.48
126694F86	1,138.45	-	1,138.45	142.31	(996.14)	142.31	13,742.52
126694P36	769.13	-	769.13	744.38	(24.75)	744.38	11,289.62
126694YM4	3,648,371.76	-	3,648,371.76	3,622,223.00	(26,148.76)	3,622,223.00	2,047,117.51
126694YW2	2,948.00	-	2,948.00	2,380.73	(567.27)	2,380.73	264,800.08
126694ZD3	1,177.20	-	1,177.20	993.39	(183.81)	993.39	5,467.70
12669D3C0	486,730.56	-	486,730.56	454,969.05	(31,761.51)	454,969.05	262,534.26
12669EH33	242,081.18	-	242,081.18	241,168.56	(912.62)	241,168.56	235,448.53
12669FKR3	283,550.79	-	283,550.79	282,929.33	(621.46)	282,929.33	313,015.97
12669FW82	1,232,827.80	-	1,232,827.80	1,184,490.41	(48,337.39)	1,184,490.41	843,944.08
12669FXR9	617,953.10	-	617,953.10	581,117.30	(36,835.80)	581,117.30	452,538.83
12669GKH3	14,121,110.26	-	14,121,110.26	13,692,829.24	(428,281.02)	13,692,829.24	9,975,042.83
12669GMS7	286,281.76	-	286,281.76	276,320.63	(9,961.13)	276,320.63	175,183.45
12669GRM5	3,213,471.26	-	3,213,471.26	3,139,096.50	(74,374.76)	3,139,096.50	1,864,520.48
12669GRQ6	8,410,831.51	-	8,410,831.51	8,182,866.55	(227,964.96)	8,182,866.55	5,310,114.19
12669GTV3	413,035.72	-	413,035.72	405,784.70	(7,251.02)	405,784.70	243,793.15
12669GUR0	4,029,454.29	-	4,029,454.29	3,965,969.97	(63,484.32)	3,965,969.97	2,400,594.43
161551FD3	1,657,936.70	-	1,657,936.70	1,648,866.19	(9,070.51)	1,648,866.19	1,415,497.04
17307G3D8	1,915,753.19	-	1,915,753.19	461,733.62	(1,454,019.57)	461,733.62	611,605.45
17307GH76	371,250.73	-	371,250.73	186,799.35	(184,451.38)	186,799.35	267,832.05
17307GMQ8	6,168,397.65	-	6,168,397.65	6,063,224.90	(105,172.75)	6,063,224.90	6,045,450.00
17309MAF0	38,073.65	-	38,073.65	23,798.74	(14,274.91)	23,798.74	56,073.51
17309QAM6	3,000.00	-	3,000.00	2,231.78	(768.22)	2,231.78	7,518.00
17309RAM4	3,211.91	-	3,211.91	2,006.63	(1,205.28)	2,006.63	31,031.70
17309SAM2	1,221.18	-	1,221.18	913.99	(307.19)	913.99	1,923.72
17309YAK3	265.61	-	265.61	187.26	(78.35)	187.26	1,701.14
17310UAE2	3,101.60	-	3,101.60	2,218.10	(883.50)	2,218.10	38,559.49
22540V3F7	2,275,694.27	-	2,275,694.27	698,301.03	(1,577,393.24)	698,301.03	1,301,934.10
22540V5D0	77,142.36	-	77,142.36	21,137.83	(56,004.53)	21,137.83	73,827.51
22540VFZ0	1,681,559.50	-	1,681,559.50	1,604,721.05	(76,838.45)	1,604,721.05	1,436,228.70
22540VG71	165,343.82	-	165,343.82	162,283.63	(3,060.19)	162,283.63	148,378.53
22540VGA4	1,738,277.77	-	1,738,277.77	1,186,868.24	(551,409.53)	1,186,868.24	999,172.82
22540VQ70	1,122,283.72	-	1,122,283.72	1,010,057.39	(112,226.33)	1,010,057.39	653,088.97
22541NFL8	4,821,216.43	-	4,821,216.43	4,351,713.78	(469,502.65)	4,351,713.78	4,476,331.65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$1,398,837.57	$-	$1,398,837.57	$1,330,802.93	$(68,034.64)	$1,330,802.93	$1,058,995.73
22541NMB2	391,647.47	-	391,647.47	245,148.15	(146,499.32)	245,148.15	196,792.35
22541NTH2	114,360.35	-	114,360.35	19,467.53	(94,892.82)	19,467.53	65,910.45
22541NUB3	2,751,670.42	-	2,751,670.42	1,142,047.70	(1,609,622.72)	1,142,047.70	1,560,501.67
22541Q4M1	946,992.48	-	946,992.48	196,498.73	(750,493.75)	196,498.73	615,985.53
22541QA44	1,102,838.83	-	1,102,838.83	838,439.53	(264,399.30)	838,439.53	648,230.30
22541QDA7	893,231.21	-	893,231.21	400,784.87	(492,446.34)	400,784.87	542,856.12
22541QFK3	361,287.41	-	361,287.41	140,035.09	(221,252.32)	140,035.09	225,090.49
22541QQR6	1,031,789.48	-	1,031,789.48	389,761.48	(642,028.00)	389,761.48	349,545.67
22541SFL7	613.42	-	613.42	40.85	(572.57)	40.85	282.11
22541SJV1	3,709,003.03	-	3,709,003.03	1,069,449.76	(2,639,553.27)	1,069,449.76	1,089,416.14
22541SXR4	1,752,619.87	-	1,752,619.87	1,572,097.61	(180,522.26)	1,572,097.61	819,437.21
225458UJ5	7,110,466.01	-	7,110,466.01	7,074,122.95	(36,343.06)	7,074,122.95	6,641,529.32
225470R88	677,276.99	-	677,276.99	-	(677,276.99)	-	-
2254W0NK7	1,173,818.08	-	1,173,818.08	760,226.30	(413,591.78)	760,226.30	750,308.00
22943HAD8	11,922,928.16	-	11,922,928.16	11,833,184.00	(89,744.16)	11,833,184.00	6,567,975.00
23245QAA7	2,491,649.89	-	2,491,649.89	2,454,217.55	(37,432.34)	2,454,217.55	1,605,827.56
23332UAC8	5,477,058.53	-	5,477,058.53	5,076,677.70	(400,380.83)	5,076,677.70	4,133,497.96
23332UAR5	9,942,332.80	-	9,942,332.80	9,142,826.69	(799,506.11)	9,142,826.69	6,488,431.57
23332UAS3	176,471.15	-	176,471.15	131,790.31	(44,680.84)	131,790.31	79,869.39
23332UBG8	6,917,454.70	-	6,917,454.70	6,723,925.69	(193,529.01)	6,723,925.69	4,422,271.03
23332UBV5	6,463,303.41	-	6,463,303.41	6,155,042.41	(308,261.00)	6,155,042.41	3,652,777.34
23332UBW3	466,359.66	-	466,359.66	365,786.21	(100,573.45)	365,786.21	249,078.55
23332UCM4	620,141.55	-	620,141.55	596,863.72	(23,277.83)	596,863.72	393,036.85
23332UDU5	20,873,214.78	-	20,873,214.78	20,535,208.92	(338,005.86)	20,535,208.92	12,802,892.92
251510EH2	31,386,373.97	-	31,386,373.97	29,776,920.83	(1,609,453.14)	29,776,920.83	23,554,371.60
251510FB4	7,006,196.35	-	7,006,196.35	6,932,571.07	(73,625.28)	6,932,571.07	5,597,637.24
251510NB5	5,194,850.34	-	5,194,850.34	5,126,868.69	(67,981.65)	5,126,868.69	4,170,830.93
251510NC3	14,323,115.79	-	14,323,115.79	13,322,014.84	(1,001,100.95)	13,322,014.84	3,492,455.94
26441EAC5	251,750.00	-	251,750.00	198,750.00	(53,000.00)	198,750.00	225,000.00
30251YAB4	8,734,778.32	-	8,734,778.32	8,733,046.45	(1,731.87)	8,733,046.45	6,591,850.01
318340AB2	718,001.87	-	718,001.87	715,352.80	(2,649.07)	715,352.80	499,575.78
32051GZS7	6,893,588.46	-	6,893,588.46	6,639,958.44	(253,630.02)	6,639,958.44	6,128,064.02
32056CAH2	17,234,064.17	-	17,234,064.17	16,715,349.63	(518,714.54)	16,715,349.63	13,812,531.77
35952Z007	5,923,357.50	-	5,923,357.50	6,153,734.58	230,377.08	6,153,734.58	2,614,467.35
35952Z023	4,511,207.33	-	4,511,207.33	4,731,293.75	220,086.42	4,731,293.75	2,017,445.52
35952Z031	4,688,529.85	-	4,688,529.85	4,851,154.60	162,624.75	4,851,154.60	1,984,276.13
35952Z049	4,383,058.82	-	4,383,058.82	4,393,146.88	10,088.06	4,393,146.88	1,675,385.40
35952Z056	4,285,422.23	-	4,285,422.23	4,269,538.30	(15,883.93)	4,269,538.30	1,598,247.30
35952Z064	4,622,032.21	-	4,622,032.21	4,584,118.38	(37,913.83)	4,584,118.38	1,691,625.00
35952ZA06	12,498,712.41	-	12,498,712.41	12,575,211.46	76,499.05	12,575,211.46	4,485,745.61
35952ZA14	581,463.26	-	581,463.26	587,470.60	6,007.34	587,470.60	201,154.51
35952ZA22	891,667.03	-	891,667.03	893,126.09	1,459.06	893,126.09	311,226.52
36228F5R3	1,784,822.54	-	1,784,822.54	1,778,747.31	(6,075.23)	1,778,747.31	1,458,742.78
36228FWU6	1,556,604.65	-	1,556,604.65	823,352.71	(733,251.94)	823,352.71	812,440.43
362341XE4	22,425,896.22	-	22,425,896.22	22,368,539.44	(57,356.78)	22,368,539.44	21,086,283.99
36242D3Z4	36,379.87	-	36,379.87	15,591.36	(20,788.51)	15,591.36	37,656.00
36242DBJ1	3,438,269.83	-	3,438,269.83	3,420,420.30	(17,849.53)	3,420,420.30	3,500,314.50
36242DBZ5	429,175.02	-	429,175.02	225,117.23	(204,057.79)	225,117.23	295,550.48
36242DGA5	69,435.41	-	69,435.41	26,274.41	(43,161.00)	26,274.41	58,577.90
39538RAB5	11,623,755.02	-	11,623,755.02	11,432,435.14	(191,319.88)	11,432,435.14	7,057,154.77
39538RBB4	13,378,059.89	-	13,378,059.89	13,024,188.11	(353,871.78)	13,024,188.11	7,609,786.63
40430HCQ9	2,200.00	-	2,200.00	2,100.64	(99.36)	2,100.64	10,717.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40431KAA8	$149,189.31	$-	$149,189.31	$142,514.17	$(6,675.14)	$142,514.17	$133,381.48
40431RAN5	1,710.12	-	1,710.12	1,258.01	(452.11)	1,258.01	16,720.13
41161PA86	1,861,912.82	-	1,861,912.82	1,793,823.19	(68,089.63)	1,793,823.19	1,456,655.50
41161PHC0	8,480,233.29	-	8,480,233.29	8,047,261.87	(432,971.42)	8,047,261.87	5,713,154.60
41161PHU0	8,069,968.77	-	8,069,968.77	7,684,462.58	(385,506.19)	7,684,462.58	5,347,306.39
41161PKH5	658,084.51	-	658,084.51	606,795.26	(51,289.25)	606,795.26	372,600.09
41161PL43	20,523,288.84	-	20,523,288.84	20,419,930.24	(103,358.60)	20,419,930.24	12,781,885.31
41161PLR2	13,321,773.78	-	13,321,773.78	12,987,652.51	(334,121.27)	12,987,652.51	8,321,877.67
41161PMG5	16,048,389.29	-	16,048,389.29	15,731,418.89	(316,970.40)	15,731,418.89	9,998,660.91
41161PQU0	13,826,326.41	-	13,826,326.41	13,555,850.58	(270,475.83)	13,555,850.58	8,626,403.84
41161PSC8	14,528.64	-	14,528.64	14,033.60	(495.04)	14,033.60	124,376.82
41161PTN3	2,302,587.27	-	2,302,587.27	2,267,897.68	(34,689.59)	2,267,897.68	1,459,874.85
41161PTP8	743,972.74	-	743,972.74	667,587.10	(76,385.64)	667,587.10	462,175.37
41161PWB5	7,452,210.68	-	7,452,210.68	7,343,571.23	(108,639.45)	7,343,571.23	4,400,431.53
41161PXH1	832,815.67	-	832,815.67	806,920.48	(25,895.19)	806,920.48	523,731.19
43739EAP2	20,692,394.62	-	20,692,394.62	20,035,045.20	(657,349.42)	20,035,045.20	14,146,968.62
43739EBJ5	9,470,912.02	-	9,470,912.02	9,396,575.94	(74,336.08)	9,396,575.94	7,270,684.58
43739EBS5	9,390,295.34	-	9,390,295.34	9,389,284.23	(1,011.11)	9,389,284.23	7,607,314.18
45254NHV2	341,137.23	-	341,137.23	339,614.90	(1,522.33)	339,614.90	116,101.73
45254NJG3	1,424,847.27	-	1,424,847.27	1,419,982.71	(4,864.56)	1,419,982.71	999,106.62
45254NJV0	1,051,000.26	-	1,051,000.26	1,018,268.36	(32,731.90)	1,018,268.36	739,380.20
45254NJX6	231,656.42	-	231,656.42	225,351.66	(6,304.76)	225,351.66	226,639.33
45254NKA4	331,844.54	-	331,844.54	318,869.14	(12,975.40)	318,869.14	283,301.03
45254NKD8	4,272,196.68	-	4,272,196.68	4,241,554.76	(30,641.92)	4,241,554.76	4,079,501.13
45254NKF3	5,411,268.71	-	5,411,268.71	5,375,358.55	(35,910.16)	5,375,358.55	3,907,449.03
45254NKX4	6,445,811.39	-	6,445,811.39	6,424,443.63	(21,367.76)	6,424,443.63	4,379,416.71
45254NNP8	14,083,007.01	-	14,083,007.01	13,666,815.37	(416,191.64)	13,666,815.37	9,121,771.55
45254NPA9	15,940,578.75	-	15,940,578.75	15,933,131.06	(7,447.69)	15,933,131.06	12,708,722.73
45254NPG6	1,175,882.71	-	1,175,882.71	1,157,848.67	(18,034.04)	1,157,848.67	738,933.65
45254NPU5	5,653,762.95	-	5,653,762.95	5,641,300.15	(12,462.80)	5,641,300.15	3,776,426.59
45254TMK7	130,530.47	-	130,530.47	62,513.91	(68,016.56)	62,513.91	54,380.80
45254TRX4	357,025.60	-	357,025.60	356,784.07	(241.53)	356,784.07	245,781.75
45254TSM7	4,512,352.74	-	4,512,352.74	4,462,272.27	(50,080.47)	4,462,272.27	2,348,642.95
45660LCN7	6,176,052.77	-	6,176,052.77	5,616,319.65	(559,733.12)	5,616,319.65	3,703,076.80
45660LKW8	26,921,535.01	-	26,921,535.01	26,267,530.99	(654,004.02)	26,267,530.99	15,970,287.96
45660LNB1	317,976.95	-	317,976.95	190,647.02	(127,329.93)	190,647.02	231,828.20
45660LW96	3,873,134.29	-	3,873,134.29	3,780,548.16	(92,586.13)	3,780,548.16	2,275,316.34
45660LWD7	3,519,060.59	-	3,519,060.59	3,203,246.84	(315,813.75)	3,203,246.84	3,190,219.08
45660LYW3	4,523,469.44	-	4,523,469.44	4,414,090.05	(109,379.39)	4,414,090.05	2,583,596.05
45660N2J3	5,481,285.28	-	5,481,285.28	4,983,344.33	(497,940.95)	4,983,344.33	4,233,633.23
45660N2Y0	1,851,786.83	-	1,851,786.83	1,737,903.11	(113,883.72)	1,737,903.11	1,309,299.43
45660N3S2	5,620,388.09	-	5,620,388.09	5,556,993.78	(63,394.31)	5,556,993.78	3,925,153.28
45660N5H4	6,500,812.68	-	6,500,812.68	5,938,529.30	(562,283.38)	5,938,529.30	4,306,102.61
45660NKM6	3,259,208.05	-	3,259,208.05	2,423,843.32	(835,364.73)	2,423,843.32	2,151,896.13
45660NRB3	943,200.26	-	943,200.26	898,173.23	(45,027.03)	898,173.23	552,152.31
45660NS30	2,728,972.76	-	2,728,972.76	2,537,015.63	(191,957.13)	2,537,015.63	2,079,122.13
45660NT88	98,741.40	-	98,741.40	82,300.74	(16,440.66)	82,300.74	56,178.65
45660NT96	2,966,466.70	-	2,966,466.70	2,475,717.93	(490,748.77)	2,475,717.93	2,182,358.43
45660NZY4	826,721.67	-	826,721.67	687,642.66	(139,079.01)	687,642.66	516,762.10
456612AC4	18,542,321.13	-	18,542,321.13	18,024,907.82	(517,413.31)	18,024,907.82	10,088,170.91
45664BAE7	13,458.26	-	13,458.26	4,435.04	(9,023.22)	4,435.04	41,190.31
45667WAA6	5,049,794.60	-	5,049,794.60	5,021,704.07	(28,090.53)	5,021,704.07	3,803,838.41
466247UG6	2,981,863.38	-	2,981,863.38	2,882,213.62	(99,649.76)	2,882,213.62	2,593,603.01

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
466247XE8	$7,074,433.96	$-	$7,074,433.96	$6,920,733.77	$(153,700.19)	$6,920,733.77	$4,953,603.90
46627MBQ9	13,368,456.37	-	13,368,456.37	13,182,036.89	(186,419.48)	13,182,036.89	9,580,139.68
46627MCS4	8,472,873.62	-	8,472,873.62	8,133,786.63	(339,086.99)	8,133,786.63	6,414,399.53
46629NAC7	144,599.24	-	144,599.24	77,491.69	(67,107.55)	77,491.69	56,704.87
46629QAR7	2,842.18	-	2,842.18	764.50	(2,077.68)	764.50	26,563.93
52520MFT5	38,001.03	-	38,001.03	37,095.72	(905.31)	37,095.72	205,939.54
525221CD7	515,379.55	-	515,379.55	289,031.50	(226,348.05)	289,031.50	80,934.70
52524YAF0	13,024,286.55	-	13,024,286.55	13,020,306.86	(3,979.69)	13,020,306.86	7,273,658.02
550279AA1	5,306,767.28	-	5,306,767.28	5,254,113.84	(52,653.44)	5,254,113.84	3,648,868.38
576429AL8	6,301.40	-	6,301.40	5,234.12	(1,067.28)	5,234.12	33,682.30
576433FP6	716,739.85	-	716,739.85	486,587.08	(230,152.77)	486,587.08	212,634.61
576433G42	9,591,132.34	-	9,591,132.34	9,403,432.27	(187,700.07)	9,403,432.27	5,740,942.78
576433GW0	1,554,838.72	-	1,554,838.72	774,679.26	(780,159.46)	774,679.26	572,154.49
576433H33	5,213,449.39	-	5,213,449.39	5,195,623.86	(17,825.53)	5,195,623.86	4,128,411.32
576433NH5	3,600,549.02	-	3,600,549.02	1,903,270.80	(1,697,278.22)	1,903,270.80	2,129,474.94
576433RB4	421,472.25	-	421,472.25	302,879.08	(118,593.17)	302,879.08	215,175.63
576433RU2	2,312,081.73	-	2,312,081.73	1,593,962.25	(718,119.48)	1,593,962.25	885,300.00
576433SE7	1,861,655.69	-	1,861,655.69	1,543,097.40	(318,558.29)	1,543,097.40	438,060.00
576433YN0	1,262,205.21	-	1,262,205.21	1,251,445.49	(10,759.72)	1,251,445.49	805,332.60
576438AA3	3,925,515.20	-	3,925,515.20	3,902,606.39	(22,908.81)	3,902,606.39	3,286,650.99
5899292N7	1,522,447.66	-	1,522,447.66	1,503,401.34	(19,046.32)	1,503,401.34	1,455,741.23
5899293W6	1,784,380.45	-	1,784,380.45	617,292.39	(1,167,088.06)	617,292.39	949,360.02
589929E87	1,242,613.94	-	1,242,613.94	1,094,053.32	(148,560.62)	1,094,053.32	809,262.50
589929P69	433,674.00	-	433,674.00	352,359.20	(81,314.80)	352,359.20	425,853.21
59020UNZ4	1,736,038.67	-	1,736,038.67	1,723,668.92	(12,369.75)	1,723,668.92	1,724,516.49
59020UQ40	1,352,319.19	-	1,352,319.19	1,333,846.58	(18,472.61)	1,333,846.58	871,546.92
59020UQ57	3,592,488.79	-	3,592,488.79	3,408,400.05	(184,088.74)	3,408,400.05	1,938,560.00
59020UTL9	1,060,471.51	-	1,060,471.51	658,719.06	(401,752.45)	658,719.06	573,387.99
59020UXN0	289,340.55	-	289,340.55	126,115.57	(163,224.98)	126,115.57	254,370.00
61748HAQ4	5,573,135.65	-	5,573,135.65	5,562,456.05	(10,679.60)	5,562,456.05	4,924,270.14
61753VAG7	960.00	-	960.00	848.91	(111.09)	848.91	2,949.59
61913PAA0	13,098,828.03	-	13,098,828.03	12,912,275.51	(186,552.52)	12,912,275.51	11,854,655.64
61915RAZ9	48,759.04	-	48,759.04	37,045.05	(11,713.99)	37,045.05	22,629.77
61915RBB1	7,685,200.98	-	7,685,200.98	7,558,357.46	(126,843.52)	7,558,357.46	4,904,245.07
65535VSQ2	4,518.45	-	4,518.45	2,304.97	(2,213.48)	2,304.97	11,382.53
65537BAG5	22,246.12	-	22,246.12	21,490.86	(755.26)	21,490.86	103,211.15
669884AF5	8,312.44	-	8,312.44	7,437.24	(875.20)	7,437.24	21,019.50
68383NCA9	26,151,132.42	-	26,151,132.42	26,085,936.31	(65,196.11)	26,085,936.31	18,722,090.34
68383NCD3	2,889,050.10	-	2,889,050.10	2,849,200.43	(39,849.67)	2,849,200.43	1,217,631.00
68383NCU5	10,531,155.88	-	10,531,155.88	9,957,837.67	(573,318.21)	9,957,837.67	7,136,628.79
68383NDT7	9,550,897.44	-	9,550,897.44	9,525,644.58	(25,252.86)	9,525,644.58	5,275,114.07
68389FBW3	31,717.29	-	31,717.29	30,640.63	(1,076.66)	30,640.63	26,629.59
68402CAC8	750,875.46	-	750,875.46	718,864.26	(32,011.20)	718,864.26	653,561.78
74927XAM4	136,826.02	-	136,826.02	64,143.68	(72,682.34)	64,143.68	245,182.35
76110H4M8	256,753.13	-	256,753.13	210,142.48	(46,610.65)	210,142.48	242,456.12
76110H5C9	302,454.33	-	302,454.33	204,912.70	(97,541.63)	204,912.70	224,082.66
76110HKX6	6,068,563.83	-	6,068,563.83	1,941,095.71	(4,127,468.12)	1,941,095.71	4,327,769.07
76110HKY4	480,547.48	-	480,547.48	138,009.92	(342,537.56)	138,009.92	465,514.66
76110W4J2	4,260.41	-	4,260.41	4,211.63	(48.78)	4,211.63	19,925.20
761118FM5	10,791,534.20	-	10,791,534.20	10,527,879.12	(263,655.08)	10,527,879.12	7,898,244.78
761118KU1	8,313,017.07	-	8,313,017.07	8,048,351.68	(264,665.39)	8,048,351.68	4,983,812.76
761118NN4	11,285,348.26	-	11,285,348.26	10,982,282.46	(303,065.80)	10,982,282.46	6,908,850.47
761118RJ9	551,317.20	-	551,317.20	522,283.81	(29,033.39)	522,283.81	290,388.31

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
761118RM2	$23,852,735.80	$-	$23,852,735.80	$22,619,711.71	$(1,233,024.09)	$22,619,711.71	$13,131,342.93
76112BN55	9,452.31	-	9,452.31	8,493.47	(958.84)	8,493.47	16,316.20
79549AYA1	1,661,474.21	-	1,661,474.21	1,430,138.58	(231,335.63)	1,430,138.58	776,829.25
79549AYB9	180,937.10	-	180,937.10	111,626.96	(69,310.14)	111,626.96	96,885.98
81744FDK0	2,290,812.89	-	2,290,812.89	2,269,364.54	(21,448.35)	2,269,364.54	2,049,193.36
84752CAE7	1,727,986.23	-	1,727,986.23	1,653,665.61	(74,320.62)	1,653,665.61	770,148.18
863579KG2	3,863,876.32	-	3,863,876.32	3,795,231.53	(68,644.79)	3,795,231.53	2,581,451.16
863579YR3	9,253,862.38	-	9,253,862.38	8,966,225.84	(287,636.54)	8,966,225.84	6,337,919.78
86358HQW2	18,647.07	-	18,647.07	11,537.27	(7,109.80)	11,537.27	170,667.90
86358RLG0	420,315.74	-	420,315.74	235,746.42	(184,569.32)	235,746.42	262,713.28
86358RSJ7	70,965.43	-	70,965.43	2,839.73	(68,125.70)	2,839.73	22,217.30
86358RUM7	141,829.45	-	141,829.45	109,529.72	(32,299.73)	109,529.72	80,998.92
86358RZC4	249,395.06	-	249,395.06	44,686.59	(204,708.47)	44,686.59	148,614.08
86359A5E9	378,734.74	-	378,734.74	269,582.81	(109,151.93)	269,582.81	214,794.57
86359ADN0	1,103,130.42	-	1,103,130.42	1,072,622.59	(30,507.83)	1,072,622.59	353,240.00
86359AHD8	481,419.23	-	481,419.23	449,620.06	(31,799.17)	449,620.06	352,322.46
86359AKY8	52,679.87	-	52,679.87	17,941.14	(34,738.73)	17,941.14	45,457.03
86359ANH2	1,527,343.89	-	1,527,343.89	1,488,638.16	(38,705.73)	1,488,638.16	1,376,807.19
86359AVY6	422,371.44	-	422,371.44	267,085.31	(155,286.13)	267,085.31	305,827.09
86359AXX6	2,763,277.51	-	2,763,277.51	1,351,109.47	(1,412,168.04)	1,351,109.47	2,373,641.41
86359AZE6	965,347.87	-	965,347.87	496,906.29	(468,441.58)	496,906.29	759,943.49
86359BU82	53,701.78	-	53,701.78	19,190.81	(34,510.97)	19,190.81	9,535.84
86359DUV7	59,401.60	-	59,401.60	33,520.99	(25,880.61)	33,520.99	50,754.19
86360JAA9	12,974,684.64	-	12,974,684.64	12,890,442.62	(84,242.02)	12,890,442.62	6,524,355.67
86360JAN1	4,811,749.07	-	4,811,749.07	4,725,086.83	(86,662.24)	4,725,086.83	2,678,749.74
86361EAM3	3,284.60	-	3,284.60	1,110.83	(2,173.77)	1,110.83	9,061.02
86361EAP6	222.83	-	222.83	12.38	(210.45)	12.38	1,001.48
86361HAZ7	3,464.37	-	3,464.37	3,388.30	(76.07)	3,388.30	28,500.00
86361HBA1	505.52	-	505.52	498.47	(7.05)	498.47	3,808.06
87222EAJ7	13,908.37	-	13,908.37	9,125.69	(4,782.68)	9,125.69	32,841.49
885220FS7	8,959,281.99	-	8,959,281.99	8,834,441.37	(124,840.62)	8,834,441.37	7,735,453.82
89789KAC9	5,349.85	-	5,349.85	5,037.02	(312.83)	5,037.02	25,650.00
929093AA0	1,597,428.30	-	1,597,428.30	1,268,426.46	(329,001.84)	1,268,426.46	417,820.03
929227EN2	362,543.40	-	362,543.40	220,081.19	(142,462.21)	220,081.19	205,190.99
929227XH4	330,035.94	-	330,035.94	108,846.51	(221,189.43)	108,846.51	309,717.42
92922F3L0	54,962,013.73	-	54,962,013.73	53,117,955.74	(1,844,057.99)	53,117,955.74	45,994,942.12
92922F4M7	5,050,741.75	-	5,050,741.75	5,034,693.02	(16,048.73)	5,034,693.02	3,904,442.75
92922F5T1	8,676,171.03	-	8,676,171.03	8,643,649.97	(32,521.06)	8,643,649.97	6,654,817.86
92922F7A0	1,720,425.53	-	1,720,425.53	1,411,799.08	(308,626.45)	1,411,799.08	1,117,432.55
92922F7Q5	11,539,892.29	-	11,539,892.29	11,245,157.66	(294,734.63)	11,245,157.66	8,223,180.13
92922FB72	1,439,734.90	-	1,439,734.90	1,418,949.88	(20,785.02)	1,418,949.88	908,092.62
92922FD21	1,279,734.74	-	1,279,734.74	1,279,450.92	(283.82)	1,279,450.92	1,400,419.08
92922FD47	10,872,612.85	-	10,872,612.85	10,413,753.66	(458,859.19)	10,413,753.66	8,790,572.67
92922FG77	12,617,711.34	-	12,617,711.34	12,291,484.84	(326,226.50)	12,291,484.84	11,366,981.64
92922FJ25	7,421,446.36	-	7,421,446.36	7,410,294.13	(11,152.23)	7,410,294.13	5,642,228.79
92922FQ76	387,249.10	-	387,249.10	259,480.43	(127,768.67)	259,480.43	273,547.29
92922FTJ7	1,639,831.47	-	1,639,831.47	1,553,417.00	(86,414.47)	1,553,417.00	1,119,887.92
92922FU48	7,363,473.60	-	7,363,473.60	7,011,050.80	(352,422.80)	7,011,050.80	6,577,987.03
92922FW61	1,535,445.95	-	1,535,445.95	1,327,639.87	(207,806.08)	1,327,639.87	976,050.54
92922FWU8	4,811,650.60	-	4,811,650.60	4,670,390.57	(141,260.03)	4,670,390.57	3,243,919.64
92922FZF8	10,313,637.83	-	10,313,637.83	9,963,719.10	(349,918.73)	9,963,719.10	7,467,303.34
92925CBB7	5,120,972.13	-	5,120,972.13	5,058,558.70	(62,413.43)	5,058,558.70	3,535,425.05
92926SAE6	3,145,965.68	-	3,145,965.68	3,076,277.60	(69,688.08)	3,076,277.60	2,573,226.72

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
939336PT4	$65,679.94	$-	$65,679.94	$21,740.28	$(43,939.66)	$21,740.28	$61,496.95
939336U35	1,758,275.27	-	1,758,275.27	1,720,040.22	(38,235.05)	1,720,040.22	1,819,234.99
939336X65	13,683,876.25	-	13,683,876.25	13,145,344.03	(538,532.22)	13,145,344.03	10,412,104.84
93934FHC9	10,339,448.82	-	10,339,448.82	10,120,432.78	(219,016.04)	10,120,432.78	6,211,494.25
93934FJQ6	19,266,145.77	-	19,266,145.77	19,003,975.87	(262,169.90)	19,003,975.87	11,360,421.15
93936JAM4	1,729.01	-	1,729.01	864.51	(864.50)	864.51	61,379.90
941034AD2	177,180.98	-	177,180.98	30,720.60	(146,460.38)	30,720.60	105,720.00
949775AC4	432,117.73	-	432,117.73	300,304.89	(131,812.84)	300,304.89	424,486.03
94981VAX5	1,180,397.18	-	1,180,397.18	1,173,574.31	(6,822.87)	1,173,574.31	1,175,928.82
94983CAJ6	20,750,754.03	-	20,750,754.03	20,056,492.24	(694,261.79)	20,056,492.24	20,004,332.78
94983EAH6	16,321,489.18	-	16,321,489.18	16,165,384.72	(156,104.46)	16,165,384.72	13,381,991.09
94983TAE0	12,465,453.87	-	12,465,453.87	12,376,506.12	(88,947.75)	12,376,506.12	11,193,989.73
94983YAQ2	5,185,412.71	-	5,185,412.71	4,872,833.42	(312,579.29)	4,872,833.42	4,438,067.58
L26479NN8	1,237,993.81	-	1,237,993.81	190,460.58	(1,047,533.23)	190,460.58	2,537,166.84
Totals	$1,471,905,695.71	$-	$1,471,905,695.71	$1,391,337,542.96	$(80,568,152.75)	$1,391,337,542.96	$1,015,645,802.04

The following is the impairment listing for loan-backed securities for the three months ended December 31, 2009:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$392,914.51	$-	$392,914.51	$396,890.58	$3,976.07	$396,890.58	$390,925.02
004375CT6	9,408,193.30	-	9,408,193.30	8,562,534.09	(845,659.21)	8,562,534.09	4,783,498.94
00442GAD2	2,437,254.26	-	2,437,254.26	2,602,501.89	165,247.63	2,602,501.89	2,810,710.02
00442KAD3	4,412,473.61	-	4,412,473.61	4,278,160.00	(134,313.61)	4,278,160.00	3,239,750.54
007034AQ4	7,630,054.96	-	7,630,054.96	7,276,503.83	(353,551.13)	7,276,503.83	5,818,807.85
007036CE4	27,673.33	-	27,673.33	20,400.00	(7,273.33)	20,400.00	50,000.00
007036FB7	2,492,010.21	-	2,492,010.21	2,428,083.06	(63,927.15)	2,428,083.06	342,330.05
007036FY7	46,375.37	-	46,375.37	28,660.50	(17,714.87)	28,660.50	16,435.98
007036GB6	1,099,285.00	-	1,099,285.00	485,536.41	(613,748.59)	485,536.41	334,979.48
007037BK9	1,155,650.78	-	1,155,650.78	2,329,100.40	1,173,449.62	2,329,100.40	2,348,442.68
02146QAB9	16,240,391.54	-	16,240,391.54	16,015,900.25	(224,491.29)	16,015,900.25	9,877,931.55
02146TAQ0	18,632,146.52	-	18,632,146.52	18,310,000.00	(322,146.52)	18,310,000.00	16,689,902.25
02146YAD8	24,373,978.67	-	24,373,978.67	24,025,206.43	(348,772.24)	24,025,206.43	15,110,724.55
02147CAA1	10,872,095.79	-	10,872,095.79	10,865,188.19	(6,907.60)	10,865,188.19	6,604,821.67
02147DAB7	13,298,121.74	-	13,298,121.74	13,109,767.02	(188,354.72)	13,109,767.02	7,654,768.27
02147DAV3	2,278,949.00	-	2,278,949.00	2,659,475.64	380,526.64	2,659,475.64	1,973,882.50
02150MAB1	15,971,550.45	-	15,971,550.45	15,530,800.00	(440,750.45)	15,530,800.00	10,502,951.56
02660CAH3	679,469.69	-	679,469.69	321,326.38	(358,143.31)	321,326.38	235,266.88
02660TGN7	10,110,253.97	-	10,110,253.97	10,120,160.05	9,906.08	10,120,160.05	5,690,126.55
02660THA4	46,875.57	-	46,875.57	24,528.00	(22,347.57)	24,528.00	46,199.66
02660THL0	2,025,163.17	-	2,025,163.17	1,930,386.02	(94,777.15)	1,930,386.02	1,187,872.53
02660THT3	858,211.34	-	858,211.34	850,081.22	(8,130.12)	850,081.22	619,923.02
026929AD1	10,298,954.58	-	10,298,954.58	10,276,184.27	(22,770.31)	10,276,184.27	5,997,805.45
040104QN4	5,462,960.22	-	5,462,960.22	5,226,483.12	(236,477.10)	5,226,483.12	4,367,234.37
040104RV5	3,393,536.86	-	3,393,536.86	3,270,607.13	(122,929.73)	3,270,607.13	2,293,163.73
040104TF8	246,802.64	-	246,802.64	198,581.55	(48,221.09)	198,581.55	88,737.21
040104TG6	1,456,597.13	-	1,456,597.13	1,425,744.54	(30,852.59)	1,425,744.54	1,064,187.77
04012XAC9	586,310.20	-	586,310.20	319,925.46	(266,384.74)	319,925.46	216,293.42
05946XYB3	101,049.09	-	101,049.09	78,147.33	(22,901.76)	78,147.33	99,674.88
05948XPR6	2,082,465.13	-	2,082,465.13	557,100.77	(1,525,364.36)	557,100.77	1,231,958.53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05948XR52	$474,971.01	$-	$474,971.01	$91,470.39	$(383,500.62)	$91,470.39	$188,272.14
05948XVH1	1,497,402.87	-	1,497,402.87	306,092.32	(1,191,310.55)	306,092.32	528,786.24
05948XVJ7	875,432.60	-	875,432.60	59,070.79	(816,361.81)	59,070.79	194,455.04
05949ALH1	2,910,262.88	-	2,910,262.88	2,855,947.26	(54,315.62)	2,855,947.26	2,746,262.47
05949AZG8	2,582,766.65	-	2,582,766.65	2,576,970.81	(5,795.84)	2,576,970.81	2,207,564.74
05950DAA8	12,267,524.43	-	12,267,524.43	12,223,571.80	(43,952.63)	12,223,571.80	9,373,865.03
07325VAG9	2,691,014.91	-	2,691,014.91	2,754,647.19	63,632.28	2,754,647.19	2,386,917.47
07384YNJ1	1,567,883.79	-	1,567,883.79	1,456,356.93	(111,526.86)	1,456,356.93	1,508,651.85
07384YPP5	4,596,090.24	-	4,596,090.24	3,674,174.67	(921,915.57)	3,674,174.67	999,108.79
073852AD7	2,164,167.52	-	2,164,167.52	1,934,225.00	(229,942.52)	1,934,225.00	1,185,850.00
07386HCM1	1,410,030.52	-	1,410,030.52	1,056,536.60	(353,493.92)	1,056,536.60	706,759.77
07386HCP4	184,720.16	-	184,720.16	39,486.65	(145,233.51)	39,486.65	69,911.61
07386HEN7	795,472.39	-	795,472.39	82,841.96	(712,630.43)	82,841.96	167,872.33
07386HHW4	28,412.44	-	28,412.44	23,711.51	(4,700.93)	23,711.51	118,363.69
07386HJL6	383,091.71	-	383,091.71	153,449.10	(229,642.61)	153,449.10	282,792.72
07386HLU3	9,848.96	-	9,848.96	8,937.40	(911.56)	8,937.40	68,639.21
07386HTQ4	415,178.41	-	415,178.41	250,591.67	(164,586.74)	250,591.67	347,054.18
073879PA0	1,795,558.69	-	1,795,558.69	1,668,300.00	(127,258.69)	1,668,300.00	661,470.00
073879QF8	1,097,646.34	-	1,097,646.34	1,108,896.41	11,250.07	1,108,896.41	629,200.12
073879Z92	11,677,483.85	-	11,677,483.85	11,388,410.35	(289,073.50)	11,388,410.35	3,777,103.02
07387AFA8	377,451.26	-	377,451.26	108,445.71	(269,005.55)	108,445.71	219,172.61
07387UHB0	2,977.83	-	2,977.83	-	(2,977.83)	-	9,898.61
07388UAB6	1,532,487.32	-	1,532,487.32	1,506,514.36	(25,972.96)	1,506,514.36	1,323,491.65
07389LAA7	854,961.17	-	854,961.17	851,520.28	(3,440.89)	851,520.28	759,409.75
07389PAY6	354,984.94	-	354,984.94	293,211.80	(61,773.14)	293,211.80	285,271.62
07389VAA5	1,725,560.82	-	1,725,560.82	1,715,357.28	(10,203.54)	1,715,357.28	1,617,545.00
07400XAB4	3,600,099.61	-	3,600,099.61	3,429,090.00	(171,009.61)	3,429,090.00	1,712,050.20
07401EAA7	10,274,180.08	-	10,274,180.08	10,365,076.78	90,896.70	10,365,076.78	8,625,676.27
07401LAA1	15,877,589.54	-	15,877,589.54	15,533,760.67	(343,828.87)	15,533,760.67	9,168,168.09
07401LAQ6	4,389,861.34	-	4,389,861.34	4,162,869.65	(226,991.69)	4,162,869.65	2,452,575.10
07401LAU7	(5,586.31)	-	(5,586.31)	-	5,586.31	-	-
07820QAY1	17,991,396.58	-	17,991,396.58	17,874,223.26	(117,173.32)	17,874,223.26	12,522,069.85
078446AB7	166,400.00	-	166,400.00	158,000.00	(8,400.00)	158,000.00	158,000.00
12489WQE7	1,538,342.85	-	1,538,342.85	1,345,000.00	(193,342.85)	1,345,000.00	927,180.00
12489WQH0	103,752.46	-	103,752.46	46,000.00	(57,752.46)	46,000.00	88,533.52
1248MEAE9	1,353,070.11	-	1,353,070.11	1,200,600.00	(152,470.11)	1,200,600.00	1,125,220.73
1248MEAG4	955,591.98	-	955,591.98	943,054.18	(12,537.80)	943,054.18	980,168.04
1248RHAD9	4,642,110.21	-	4,642,110.21	4,350,796.19	(291,314.02)	4,350,796.19	2,686,481.24
12498NAB9	1,296,327.42	-	1,296,327.42	1,300,043.64	3,716.22	1,300,043.64	1,022,226.52
12567AAF4	469,562.67	-	469,562.67	464,059.25	(5,503.42)	464,059.25	705,163.45
12629EAK1	16,909.19	-	16,909.19	8,122.99	(8,786.20)	8,122.99	44,561.95
12638PAL3	1,058.97	-	1,058.97	889.65	(169.32)	889.65	7,735.64
126670JD1	1,422,556.94	-	1,422,556.94	1,345,460.94	(77,096.00)	1,345,460.94	1,209,221.78
126670KN7	1,882,551.51	-	1,882,551.51	1,819,500.00	(63,051.51)	1,819,500.00	828,559.17
126670LP1	5,761,620.57	-	5,761,620.57	4,200,800.00	(1,560,820.57)	4,200,800.00	2,006,123.20
126670WT1	5,049,493.61	-	5,049,493.61	5,048,456.17	(1,037.44)	5,048,456.17	3,955,237.36
12667F2A2	107,950.75	-	107,950.75	81,501.98	(26,448.77)	81,501.98	57,031.63
12667GR62	12,034,217.30	-	12,034,217.30	12,073,212.23	38,994.93	12,073,212.23	7,916,470.73
12667GRW5	799,879.55	-	799,879.55	797,958.85	(1,920.70)	797,958.85	404,879.54
12667GS20	15,311,868.14	-	15,311,868.14	15,354,951.99	43,083.85	15,354,951.99	8,628,835.58
12667GWF6	9,652,027.05	-	9,652,027.05	9,489,259.99	(162,767.06)	9,489,259.99	4,902,737.70
12667NAC2	251,911.17	-	251,911.17	249,866.00	(2,045.17)	249,866.00	218,280.00
12668A3Q6	9,699,104.28	-	9,699,104.28	9,668,991.25	(30,113.03)	9,668,991.25	3,546,923.33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668A3V5	$6,673.14	$-	$6,673.14	$5,302.70	$(1,370.44)	$5,302.70	$30,555.79
12668A4B8	16,977,160.10	-	16,977,160.10	16,673,192.76	(303,967.34)	16,673,192.76	8,866,596.30
12668A4G7	15,366.29	-	15,366.29	13,010.94	(2,355.35)	13,010.94	68,978.49
12668ACZ6	4,065,168.53	-	4,065,168.53	4,050,696.56	(14,471.97)	4,050,696.56	2,424,715.75
12668AEV3	13,357,271.07	-	13,357,271.07	13,287,158.65	(70,112.42)	13,287,158.65	7,744,665.35
12668APF6	397,190.95	-	397,190.95	435,894.80	38,703.85	435,894.80	508,677.53
12668AWQ4	3,410.61	-	3,410.61	3,185.74	(224.87)	3,185.74	29,978.75
12668BAU7	198,182.44	-	198,182.44	158,915.95	(39,266.49)	158,915.95	206,969.20
12668BB77	26,825,369.39	-	26,825,369.39	26,552,823.77	(272,545.62)	26,552,823.77	16,278,170.18
12668BDR1	9,544.23	-	9,544.23	8,262.10	(1,282.13)	8,262.10	65,796.36
126694F86	2,247.30	-	2,247.30	1,534.92	(712.38)	1,534.92	18,129.36
126694YM4	3,906,587.42	-	3,906,587.42	3,782,512.07	(124,075.35)	3,782,512.07	1,932,468.84
126694YW2	3,829.91	-	3,829.91	2,948.00	(881.91)	2,948.00	41,491.76
126694ZB7	14,982.76	-	14,982.76	10,500.00	(4,482.76)	10,500.00	57,324.50
126694ZD3	1,305.16	-	1,305.16	1,177.20	(127.96)	1,177.20	6,312.54
12669D3C0	511,405.49	-	511,405.49	486,445.28	(24,960.21)	486,445.28	264,997.60
12669E6K7	1,275,099.03	-	1,275,099.03	607,888.89	(667,210.14)	607,888.89	920,106.92
12669EH33	228,927.15	-	228,927.15	242,713.34	13,786.19	242,713.34	233,043.73
12669EJ56	270,811.58	-	270,811.58	24,997.89	(245,813.69)	24,997.89	61,567.92
12669FVD2	1,007,377.18	-	1,007,377.18	999,911.94	(7,465.24)	999,911.94	981,585.71
12669FXR9	653,960.69	-	653,960.69	641,741.88	(12,218.81)	641,741.88	425,790.53
12669GKH3	14,665,275.18	-	14,665,275.18	14,590,699.61	(74,575.57)	14,590,699.61	10,100,291.01
12669GMS7	313,009.05	-	313,009.05	299,972.64	(13,036.41)	299,972.64	179,157.58
12669GPB1	14,601.77	-	14,601.77	14,549.74	(52.03)	14,549.74	53,564.67
12669GRM5	3,081,233.74	-	3,081,233.74	3,352,603.86	271,370.12	3,352,603.86	1,882,027.27
12669GRQ6	9,109,436.68	-	9,109,436.68	8,824,803.62	(284,633.06)	8,824,803.62	5,379,170.19
12669GTV3	421,794.46	-	421,794.46	420,982.68	(811.78)	420,982.68	230,737.93
12669GUR0	4,179,563.69	-	4,179,563.69	4,148,210.13	(31,353.56)	4,148,210.13	2,417,636.96
12669UBB5	497,411.54	-	497,411.54	493,894.86	(3,516.68)	493,894.86	491,696.29
17307GH76	397,457.47	-	397,457.47	382,054.30	(15,403.17)	382,054.30	266,796.74
17307GH84	128,097.34	-	128,097.34	107,648.21	(20,449.13)	107,648.21	107,719.90
17307GN79	64,434.59	-	64,434.59	(6,343.76)	(70,778.35)	(6,343.76)	91,934.55
17309CAL9	7,182.19	-	7,182.19	-	(7,182.19)	-	24,758.15
17309MAF0	58,628.93	-	58,628.93	43,394.40	(15,234.53)	43,394.40	57,177.44
17309NAH4	373,732.49	-	373,732.49	334,800.00	(38,932.49)	334,800.00	1,298,044.40
17309QAM6	4,197.12	-	4,197.12	3,000.00	(1,197.12)	3,000.00	9,824.40
17309RAM4	10,591.41	-	10,591.41	5,869.13	(4,722.28)	5,869.13	55,161.47
17309SAM2	2,553.02	-	2,553.02	1,448.00	(1,105.02)	1,448.00	2,452.48
17309YAJ6	25,648.97	-	25,648.97	3,103.02	(22,545.95)	3,103.02	97,677.60
17309YAK3	2,055.84	-	2,055.84	-	(2,055.84)	-	18,843.16
17310UAE2	4,863.91	-	4,863.91	3,149.20	(1,714.71)	3,149.20	37,856.60
22540V3F7	2,411,427.95	-	2,411,427.95	2,321,586.20	(89,841.75)	2,321,586.20	1,248,566.68
22540V5D0	87,109.83	-	87,109.83	77,223.00	(9,886.83)	77,223.00	74,577.85
22541N5E5	1,341,369.91	-	1,341,369.91	429,412.25	(911,957.66)	429,412.25	681,963.97
22541NR68	91,777.21	-	91,777.21	64,007.81	(27,769.40)	64,007.81	36,806.33
22541Q4M1	1,243,941.82	-	1,243,941.82	951,213.77	(292,728.05)	951,213.77	606,698.16
22541QA44	1,590,638.83	-	1,590,638.83	1,124,084.31	(466,554.52)	1,124,084.31	674,486.19
22541QDA7	1,002,335.52	-	1,002,335.52	902,832.43	(99,503.09)	902,832.43	551,737.51
22541QDB5	498,362.48	-	498,362.48	179,078.08	(319,284.40)	179,078.08	293,133.14
22541QJR4	557,142.26	-	557,142.26	160,749.67	(396,392.59)	160,749.67	231,142.96
22541QV25	694,071.00	-	694,071.00	33,535.67	(660,535.33)	33,535.67	88,578.43
22541SRZ3	4,975.02	-	4,975.02	-	(4,975.02)	-	57,754.68
2254W0KK0	(114,853.15)	-	(114,853.15)	9,127.39	123,980.54	9,127.39	145,406.11

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22943HAD8	$12,658,026.12	$-	$12,658,026.12	$11,979,500.00	$(678,526.12)	$11,979,500.00	$3,107,109.00
23242TAB2	3,876,054.68	-	3,876,054.68	3,667,644.39	(208,410.29)	3,667,644.39	3,482,624.36
23243AAD8	1,268,803.87	-	1,268,803.87	1,258,403.49	(10,400.38)	1,258,403.49	762,487.54
23244LAB7	2,921,778.81	-	2,921,778.81	2,692,489.24	(229,289.57)	2,692,489.24	2,917,292.00
23245QAA7	2,568,138.12	-	2,568,138.12	2,562,342.02	(5,796.10)	2,562,342.02	1,698,820.61
23248AAJ0	1,208,310.57	-	1,208,310.57	1,157,582.75	(50,727.82)	1,157,582.75	1,035,893.64
23332UAS3	199,348.78	-	199,348.78	188,388.88	(10,959.90)	188,388.88	64,507.98
23332UCM4	628,465.64	-	628,465.64	627,691.34	(774.30)	627,691.34	392,394.03
251508AB3	10,150,913.78	-	10,150,913.78	9,685,446.31	(465,467.47)	9,685,446.31	5,756,383.64
25150PAD1	738.34	-	738.34	537.08	(201.26)	537.08	779.86
251510HS5	12,076,035.59	-	12,076,035.59	11,980,270.70	(95,764.89)	11,980,270.70	8,391,267.44
25151AAA9	6,156,622.27	-	6,156,622.27	5,886,248.70	(270,373.57)	5,886,248.70	3,673,969.96
251563DR0	32,476.26	-	32,476.26	17,900.81	(14,575.45)	17,900.81	97,307.20
26441EAC5	284,250.00	-	284,250.00	251,750.00	(32,500.00)	251,750.00	250,000.00
26441NAA9	16,200.00	-	16,200.00	-	(16,200.00)	-	-
26441NAB7	10,800.00	-	10,800.00	-	(10,800.00)	-	-
30251YAB4	9,121,482.29	-	9,121,482.29	9,096,257.47	(25,224.82)	9,096,257.47	6,851,854.85
32051DQ62	1,061,091.21	-	1,061,091.21	388,057.22	(673,033.99)	388,057.22	453,199.81
32051DRA2	109,062.39	-	109,062.39	106,337.62	(2,724.77)	106,337.62	99,813.99
32051GBV6	187,895.70	-	187,895.70	126,531.75	(61,363.95)	126,531.75	146,678.33
32051GCF0	192,738.63	-	192,738.63	50,620.75	(142,117.88)	50,620.75	92,555.98
32051GVN2	3,158,791.63	-	3,158,791.63	3,062,503.01	(96,288.62)	3,062,503.01	3,041,436.06
32051GZS7	6,908,445.51	-	6,908,445.51	6,874,600.00	(33,845.51)	6,874,600.00	5,970,500.80
32056CAH2	17,195,946.42	-	17,195,946.42	17,168,868.00	(27,078.42)	17,168,868.00	12,910,676.34
32113JAA3	713,670.08	-	713,670.08	711,792.32	(1,877.76)	711,792.32	374,625.04
35729RAE6	7,103,874.77	-	7,103,874.77	6,989,036.57	(114,838.20)	6,989,036.57	6,175,384.09
35952Z007	8,065,469.65	-	8,065,469.65	5,923,357.50	(2,142,112.15)	5,923,357.50	2,685,858.70
35952Z023	6,509,562.82	-	6,509,562.82	4,511,207.33	(1,998,355.49)	4,511,207.33	2,071,187.74
35952Z031	6,890,943.12	-	6,890,943.12	4,688,529.86	(2,202,413.26)	4,688,529.86	2,036,793.37
35952Z049	5,920,336.51	-	5,920,336.51	4,383,058.82	(1,537,277.69)	4,383,058.82	1,719,720.00
35952Z056	6,015,993.51	-	6,015,993.51	4,285,422.23	(1,730,571.28)	4,285,422.23	1,640,899.51
35952Z064	6,114,977.70	-	6,114,977.70	4,622,032.20	(1,492,945.50)	4,622,032.20	1,736,917.20
35952ZA06	11,259,327.98	-	11,259,327.98	12,498,712.40	1,239,384.42	12,498,712.40	4,604,527.38
35952ZA14	525,997.04	-	525,997.04	581,463.24	55,466.20	581,463.24	206,481.07
35952ZA22	879,036.26	-	879,036.26	891,667.03	12,630.77	891,667.03	319,638.64
36228FWU6	1,772,489.98	-	1,772,489.98	1,666,967.85	(105,522.13)	1,666,967.85	862,761.89
362334EB6	9,599,991.93	-	9,599,991.93	9,320,003.40	(279,988.53)	9,320,003.40	7,490,942.58
36242D3Z4	57,525.76	-	57,525.76	38,760.00	(18,765.76)	38,760.00	35,757.60
36242DGA5	130,459.06	-	130,459.06	72,347.83	(58,111.23)	72,347.83	68,110.75
362437AC9	2,400,982.68	-	2,400,982.68	2,435,483.10	34,500.42	2,435,483.10	1,994,990.42
362480AD7	16,297,435.82	-	16,297,435.82	15,919,814.77	(377,621.05)	15,919,814.77	8,176,528.40
39538RBB4	13,683,066.88	-	13,683,066.88	13,663,955.41	(19,111.47)	13,663,955.41	7,674,341.82
39538WBH0	12,049.27	-	12,049.27	8,462.30	(3,586.97)	8,462.30	19,127.00
39539GAA0	5,437,538.55	-	5,437,538.55	5,402,943.73	(34,594.82)	5,402,943.73	3,151,642.90
40430HAJ7	68,648.39	-	68,648.39	25,350.40	(43,297.99)	25,350.40	61,780.60
40430HBH0	6,438.06	-	6,438.06	2,850.00	(3,588.06)	2,850.00	7,418.85
40430HBJ6	575.14	-	575.14	-	(575.14)	-	1,578.67
40430HCQ9	3,267.41	-	3,267.41	2,200.00	(1,067.41)	2,200.00	11,853.80
40430HEB0	40,225.13	-	40,225.13	32,045.00	(8,180.13)	32,045.00	72,018.60
40430HFL7	1,906,241.76	-	1,906,241.76	1,905,800.00	(441.76)	1,905,800.00	1,430,500.00
40430MAB3	417,243.03	-	417,243.03	464,426.75	47,183.72	464,426.75	352,134.61
40431HAT4	(1,243.19)	-	(1,243.19)	84.55	1,327.74	84.55	23,686.62
40431KAE0	5,616,940.27	-	5,616,940.27	5,404,731.70	(212,208.57)	5,404,731.70	5,004,585.48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40431KAL4	$247.98	$-	$247.98	$115.03	$(132.95)	$115.03	$9,863.13
40431RAN5	7,087.43	-	7,087.43	4,200.00	(2,887.43)	4,200.00	40,650.00
40431XAF9	1,186,537.22	-	1,186,537.22	1,159,500.00	(27,037.22)	1,159,500.00	2,549,782.00
41161PA86	1,932,863.68	-	1,932,863.68	1,946,607.10	13,743.42	1,946,607.10	1,579,448.32
41161PH55	2,308.18	-	2,308.18	1,361.08	(947.10)	1,361.08	34,968.16
41161PHC0	8,684,339.77	-	8,684,339.77	8,650,857.66	(33,482.11)	8,650,857.66	6,046,837.12
41161PHU0	8,248,074.03	-	8,248,074.03	8,260,672.16	12,598.13	8,260,672.16	6,028,918.93
41161PHZ9	105,317.98	-	105,317.98	49,376.44	(55,941.54)	49,376.44	169,736.74
41161PKH5	703,592.11	-	703,592.11	693,970.59	(9,621.52)	693,970.59	369,720.57
41161PL43	21,312,175.88	-	21,312,175.88	21,067,464.83	(244,711.05)	21,067,464.83	13,010,953.08
41161PLR2	13,570,563.22	-	13,570,563.22	13,553,010.79	(17,552.43)	13,553,010.79	8,267,824.75
41161PMG5	16,528,742.13	-	16,528,742.13	16,420,663.89	(108,078.24)	16,420,663.89	9,831,420.53
41161PQU0	14,247,339.00	-	14,247,339.00	14,119,857.84	(127,481.16)	14,119,857.84	8,182,334.16
41161PSC8	9,057.18	-	9,057.18	(11,726.62)	(20,783.80)	(11,726.62)	94,792.19
41161PTN3	2,352,983.33	-	2,352,983.33	2,338,387.78	(14,595.55)	2,338,387.78	1,286,123.03
41161PTP8	860,946.29	-	860,946.29	795,970.32	(64,975.97)	795,970.32	461,410.28
41161PWB5	7,640,228.26	-	7,640,228.26	7,589,704.81	(50,523.45)	7,589,704.81	4,265,834.61
41161PXH1	883,571.47	-	883,571.47	865,233.01	(18,338.46)	865,233.01	530,313.95
41164LAB5	16,324,343.45	-	16,324,343.45	16,026,074.34	(298,269.11)	16,026,074.34	8,166,968.73
43739EAP2	21,270,837.01	-	21,270,837.01	21,234,151.29	(36,685.72)	21,234,151.29	11,958,425.86
43739EBJ5	9,849,040.21	-	9,849,040.21	9,836,426.12	(12,614.09)	9,836,426.12	7,050,584.45
43739EBS5	9,761,473.92	-	9,761,473.92	9,739,688.58	(21,785.34)	9,739,688.58	7,491,729.31
44328AAB6	72,387.91	-	72,387.91	68,804.39	(3,583.52)	68,804.39	82,413.19
45254NHV2	351,070.12	-	351,070.12	350,054.35	(1,015.77)	350,054.35	118,198.60
45254NKK2	1,662.13	-	1,662.13	(4,540.56)	(6,202.69)	(4,540.56)	59,521.89
45254NNP8	14,514,889.48	-	14,514,889.48	14,347,261.74	(167,627.74)	14,347,261.74	9,219,523.58
45254NPA9	16,488,639.41	-	16,488,639.41	16,545,405.79	56,766.38	16,545,405.79	11,378,134.66
45254NPG6	1,326,995.88	-	1,326,995.88	1,319,430.88	(7,565.00)	1,319,430.88	726,877.60
45254NPU5	5,842,116.51	-	5,842,116.51	5,842,706.05	589.54	5,842,706.05	3,342,705.65
45254TSM7	4,706,017.40	-	4,706,017.40	4,671,005.96	(35,011.44)	4,671,005.96	1,902,063.76
452570AA2	78,979.72	-	78,979.72	69,313.68	(9,666.04)	69,313.68	56,900.86
45257EAA2	4,858,654.29	-	4,858,654.29	4,744,758.79	(113,895.50)	4,744,758.79	2,146,887.55
45660L4P1	57,105.29	-	57,105.29	1,487.39	(55,617.90)	1,487.39	2,974.77
45660LGX1	55,462.51	-	55,462.51	26,390.73	(29,071.78)	26,390.73	44,753.20
45660LR84	17,959.47	-	17,959.47	314.71	(17,644.76)	314.71	125,577.31
45660LVD8	29,293.49	-	29,293.49	20,639.38	(8,654.11)	20,639.38	32,388.63
45660LW96	4,198,962.53	-	4,198,962.53	3,976,700.61	(222,261.92)	3,976,700.61	2,275,550.77
45660LWD7	3,585,120.26	-	3,585,120.26	3,648,215.73	63,095.47	3,648,215.73	2,987,251.47
45660LYW3	5,093,081.02	-	5,093,081.02	4,859,106.65	(233,974.37)	4,859,106.65	2,460,258.47
45660N5H4	6,940,643.73	-	6,940,643.73	6,872,107.52	(68,536.21)	6,872,107.52	4,951,097.58
45660NRB3	1,046,779.44	-	1,046,779.44	956,329.19	(90,450.25)	956,329.19	549,296.43
45661LAG3	6,278,951.15	-	6,278,951.15	6,219,245.94	(59,705.21)	6,219,245.94	3,878,668.50
45662BAJ8	117,708.71	-	117,708.71	52,382.87	(65,325.84)	52,382.87	96,349.55
45664BAE7	31,930.23	-	31,930.23	19,321.22	(12,609.01)	19,321.22	59,107.26
45667QAJ0	9,023.13	-	9,023.13	-	(9,023.13)	-	22,839.71
45667WAA6	5,365,903.21	-	5,365,903.21	5,411,747.26	45,844.05	5,411,747.26	3,202,501.98
45667WAC2	547,486.67	-	547,486.67	763,285.49	215,798.82	763,285.49	615,123.57
45668WAE7	400,512.99	-	400,512.99	314,114.04	(86,398.95)	314,114.04	661,985.18
464126BW0	598,566.21	-	598,566.21	111,704.79	(486,861.42)	111,704.79	320,035.54
46412AAD4	4,121,977.45	-	4,121,977.45	4,101,600.00	(20,377.45)	4,101,600.00	3,652,259.00
466247NC3	671,953.93	-	671,953.93	547,381.34	(124,572.59)	547,381.34	511,342.55
466247UG6	3,233,027.72	-	3,233,027.72	3,098,218.17	(134,809.55)	3,098,218.17	2,561,267.89
466247XE8	7,272,359.33	-	7,272,359.33	7,264,895.35	(7,463.98)	7,264,895.35	4,755,810.49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46626CBS8	$499,730.40	$-	$499,730.40	$490,727.81	$(9,002.59)	$490,727.81	$912,998.60
466284AG1	37.46	-	37.46	32.45	(5.01)	32.45	28.75
466286AH4	307.91	-	307.91	217.20	(90.71)	217.20	484.46
46629QAR7	13,880.46	-	13,880.46	3,800.00	(10,080.46)	3,800.00	34,136.00
46629QAU0	1,464,528.27	-	1,464,528.27	1,404,150.00	(60,378.27)	1,404,150.00	1,106,352.50
46629TAP5	15,869.93	-	15,869.93	10,800.00	(5,069.93)	10,800.00	73,142.00
46630KAA4	1,602,207.06	-	1,602,207.06	1,530,732.32	(71,474.74)	1,530,732.32	1,317,540.34
525221CD7	716,769.44	-	716,769.44	484,971.00	(231,798.44)	484,971.00	90,215.24
525221CE5	289.33	-	289.33	-	(289.33)	-	7,854.89
525221DV6	3,449.65	-	3,449.65	2,394.94	(1,054.71)	2,394.94	86,338.90
525221FE2	7,720.86	-	7,720.86	3,363.20	(4,357.66)	3,363.20	12,358.50
525221JA6	116,346.84	-	116,346.84	81,030.00	(35,316.84)	81,030.00	406,247.24
525226AL0	1,055,302.54	-	1,055,302.54	997,957.40	(57,345.14)	997,957.40	102,952.50
525229AG5	1,931,253.09	-	1,931,253.09	1,680,020.00	(251,233.09)	1,680,020.00	1,273,802.56
52524VAG4	14,474,664.81	-	14,474,664.81	14,416,315.57	(58,349.24)	14,416,315.57	8,784,292.16
52524YAF0	13,450,949.29	-	13,450,949.29	13,386,690.17	(64,259.12)	13,386,690.17	7,263,302.75
55027AAU4	6,219,823.70	-	6,219,823.70	6,105,504.94	(114,318.76)	6,105,504.94	3,131,646.74
56119LAG8	1,531,598.40	-	1,531,598.40	1,186,038.30	(345,560.10)	1,186,038.30	214,965.00
576433FP6	771,580.52	-	771,580.52	716,828.32	(54,752.20)	716,828.32	213,700.43
576433GW0	2,295,240.95	-	2,295,240.95	1,556,877.33	(738,363.62)	1,556,877.33	646,036.06
57643LMP8	1,993,072.89	-	1,993,072.89	1,947,900.00	(45,172.89)	1,947,900.00	1,002,042.90
576444AA1	(779.62)	-	(779.62)	-	779.62	-	-
5899293W6	1,807,333.19	-	1,807,333.19	1,786,708.53	(20,624.66)	1,786,708.53	944,289.17
589929E87	1,448,488.04	-	1,448,488.04	1,279,493.11	(168,994.93)	1,279,493.11	837,606.22
589929P69	830,665.30	-	830,665.30	478,173.69	(352,491.61)	478,173.69	461,485.74
589929X29	5,532,994.49	-	5,532,994.49	5,493,059.31	(39,935.18)	5,493,059.31	3,800,413.69
59020UQ57	3,596,606.83	-	3,596,606.83	3,585,447.04	(11,159.79)	3,585,447.04	1,908,268.00
590212AB2	253,386.47	-	253,386.47	248,375.12	(5,011.35)	248,375.12	255,826.54
59023FAA3	176,165.41	-	176,165.41	130,914.20	(45,251.21)	130,914.20	132,099.73
59023WAG3	32,000.47	-	32,000.47	21,300.00	(10,700.47)	21,300.00	36,446.40
59024UAB7	1,566,860.27	-	1,566,860.27	1,598,526.69	31,666.42	1,598,526.69	1,515,062.94
617451DQ9	10,030,791.45	-	10,030,791.45	9,954,962.94	(75,828.51)	9,954,962.94	8,429,423.39
61748HRF0	2,763.46	-	2,763.46	-	(2,763.46)	-	91.39
61750FAE0	739,608.63	-	739,608.63	679,675.00	(59,933.63)	679,675.00	541,904.34
61751JAQ4	24,575.78	-	24,575.78	13,759.20	(10,816.58)	13,759.20	47,797.93
617526AE8	330,663.44	-	330,663.44	313,885.00	(16,778.44)	313,885.00	247,384.92
61753VAG7	1,369.53	-	1,369.53	960.00	(409.53)	960.00	3,245.84
61755FAE5	13,795.30	-	13,795.30	6,720.00	(7,075.30)	6,720.00	41,503.98
61757MAB4	2,416,976.44	-	2,416,976.44	2,191,534.85	(225,441.59)	2,191,534.85	2,104,833.35
61915RAZ9	(48,861.61)	-	(48,861.61)	(99,571.12)	(50,709.51)	(99,571.12)	21,658.12
61915RBB1	8,041,934.45	-	8,041,934.45	7,966,617.83	(75,316.62)	7,966,617.83	5,094,346.85
638728AC9	2,529,371.10	-	2,529,371.10	2,436,780.50	(92,590.60)	2,436,780.50	1,983,431.19
64352VPC9	13,538.07	-	13,538.07	7,000.00	(6,538.07)	7,000.00	9,830.40
64352VQR5	7,173,253.21	-	7,173,253.21	6,896,118.38	(277,134.83)	6,896,118.38	6,400,272.64
65106FAB8	12,246,548.33	-	12,246,548.33	11,793,326.27	(453,222.06)	11,793,326.27	8,280,989.02
65106FAG7	393,807.29	-	393,807.29	204,425.00	(189,382.29)	204,425.00	693,283.63
65535VEY0	439,294.57	-	439,294.57	330,026.26	(109,268.31)	330,026.26	649,249.81
65535VLQ9	10,002.24	-	10,002.24	7,670.51	(2,331.73)	7,670.51	53,267.93
65535VPK8	1,862.16	-	1,862.16	-	(1,862.16)	-	6,932.41
65535VSQ2	19,886.90	-	19,886.90	7,198.79	(12,688.11)	7,198.79	38,984.74
65535VUS5	2,700,789.29	-	2,700,789.29	2,764,641.09	63,851.80	2,764,641.09	2,166,578.74
65537BAG5	66,290.17	-	66,290.17	45,150.00	(21,140.17)	45,150.00	161,976.15
65538DAA3	3,587,773.52	-	3,587,773.52	3,545,133.47	(42,640.05)	3,545,133.47	2,582,862.12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
66987WDE4	$2,625,510.75	$-	$2,625,510.75	$2,428,800.00	$(196,710.75)	$2,428,800.00	$1,196,770.74
669884AF5	19,285.80	-	19,285.80	11,250.00	(8,035.80)	11,250.00	20,330.50
68389FBW3	33,467.51	-	33,467.51	32,514.84	(952.67)	32,514.84	26,461.32
69121PDE0	337,904.52	-	337,904.52	330,332.54	(7,571.98)	330,332.54	342,386.82
74922MAB7	11,431,419.30	-	11,431,419.30	12,060,094.72	628,675.42	12,060,094.72	6,799,658.99
74922MAC5	1,608,236.42	-	1,608,236.42	1,589,031.34	(19,205.08)	1,589,031.34	938,655.75
74924YAH6	18,269.99	-	18,269.99	8,550.00	(9,719.99)	8,550.00	18,488.81
74951PBT4	5,484,649.92	-	5,484,649.92	2,882,847.76	(2,601,802.16)	2,882,847.76	3,317,692.94
74951PBV9	1,236,488.82	-	1,236,488.82	367,538.91	(868,949.91)	367,538.91	634,193.57
75114NAA2	12,415,475.64	-	12,415,475.64	12,592,378.28	176,902.64	12,592,378.28	7,078,169.46
75114NAB0	4,382,484.62	-	4,382,484.62	4,341,810.74	(40,673.88)	4,341,810.74	2,673,649.69
75156XAC5	1,406,146.85	-	1,406,146.85	1,330,200.00	(75,946.85)	1,330,200.00	899,292.00
75405KAG3	16,425.07	-	16,425.07	12,300.00	(4,125.07)	12,300.00	75,213.00
75970JAL0	61,163.35	-	61,163.35	48,650.00	(12,513.35)	48,650.00	92,067.50
75971EAK2	101,429.40	-	101,429.40	89,250.00	(12,179.40)	89,250.00	247,528.76
76110GJ85	3,864,459.70	-	3,864,459.70	3,665,252.74	(199,206.96)	3,665,252.74	3,061,346.35
76110GTL5	1,463,336.67	-	1,463,336.67	1,300,907.44	(162,429.23)	1,300,907.44	1,302,525.24
76110H4M8	288,079.24	-	288,079.24	294,469.45	6,390.21	294,469.45	165,342.19
76110H5D7	4,105.91	-	4,105.91	-	(4,105.91)	-	8,182.00
76110HKX6	7,893,012.90	-	7,893,012.90	6,186,611.22	(1,706,401.68)	6,186,611.22	4,372,713.03
76110HKY4	1,278,603.06	-	1,278,603.06	508,627.13	(769,975.93)	508,627.13	472,017.62
76110W4J2	9,281.19	-	9,281.19	5,900.00	(3,381.19)	5,900.00	15,173.50
761118FM5	11,578,199.50	-	11,578,199.50	11,351,800.46	(226,399.04)	11,351,800.46	8,055,693.27
761118FQ6	(5,394.10)	-	(5,394.10)	684.04	6,078.14	684.04	815.88
761118LA4	89,364.47	-	89,364.47	19,128.92	(70,235.55)	19,128.92	53,689.56
761118NN4	11,750,031.34	-	11,750,031.34	11,683,514.47	(66,516.87)	11,683,514.47	6,831,233.12
761118RJ9	584,954.38	-	584,954.38	586,526.40	1,572.02	586,526.40	294,944.40
761118WP9	14,619,263.04	-	14,619,263.04	14,876,489.48	257,226.44	14,876,489.48	8,313,574.28
761118WS3	383.75	-	383.75	227.01	(156.74)	227.01	225.89
76112B4M9	2,439,020.27	-	2,439,020.27	2,404,349.19	(34,671.08)	2,404,349.19	2,019,551.99
76112BK66	11,985.79	-	11,985.79	6,300.00	(5,685.79)	6,300.00	10,654.50
76112BN55	24,080.01	-	24,080.01	14,400.00	(9,680.01)	14,400.00	16,935.00
76113ABJ9	1,388,640.81	-	1,388,640.81	1,337,600.00	(51,040.81)	1,337,600.00	859,889.60
79549ASM2	528,733.61	-	528,733.61	529,063.44	329.83	529,063.44	353,400.35
79549AYA1	1,746,028.85	-	1,746,028.85	1,703,857.90	(42,170.95)	1,703,857.90	778,101.18
79549AYB9	218,187.22	-	218,187.22	187,191.41	(30,995.81)	187,191.41	96,687.17
81377EAA2	202,504.30	-	202,504.30	186,651.28	(15,853.02)	186,651.28	187,847.34
81378EAA1	4,708,051.44	-	4,708,051.44	4,553,938.28	(154,113.16)	4,553,938.28	3,378,267.41
81379EAA0	618,582.45	-	618,582.45	592,323.58	(26,258.87)	592,323.58	493,421.15
81744DAD4	15,718.69	-	15,718.69	6,858.21	(8,860.48)	6,858.21	383,641.06
81879MAX7	52,295.44	-	52,295.44	31,371.60	(20,923.84)	31,371.60	57,163.88
84752CAE7	1,739,762.41	-	1,739,762.41	1,694,120.80	(45,641.61)	1,694,120.80	737,746.90
863572F99	587,916.59	-	587,916.59	510,742.13	(77,174.46)	510,742.13	587,374.29
863579DV7	1,068,600.51	-	1,068,600.51	1,010,289.20	(58,311.31)	1,010,289.20	167,669.35
863579DX3	127,318.68	-	127,318.68	84,995.11	(42,323.57)	84,995.11	32,006.02
863579GG7	151,897.55	-	151,897.55	54,661.92	(97,235.63)	54,661.92	73,424.24
863579GJ1	17,924.39	-	17,924.39	4,252.65	(13,671.74)	4,252.65	11,790.55
863579YR3	9,668,608.41	-	9,668,608.41	9,682,436.26	13,827.85	9,682,436.26	6,454,932.31
86358BAH5	11,444.36	-	11,444.36	7,600.00	(3,844.36)	7,600.00	12,137.78
86358HRL5	227,783.68	-	227,783.68	61,403.81	(166,379.87)	61,403.81	86,971.95
86358R5Q6	141,013.37	-	141,013.37	124,445.32	(16,568.05)	124,445.32	79,901.94
86358R5R4	70,851.82	-	70,851.82	5,081.88	(65,769.94)	5,081.88	55,213.13
86358RA49	1,102,248.66	-	1,102,248.66	1,018,016.27	(84,232.39)	1,018,016.27	1,025,969.02

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86358RUM7	$144,265.60	$-	$144,265.60	$140,834.85	$(3,430.75)	$140,834.85	$83,173.74
86358RUR6	281,833.09	-	281,833.09	14,020.35	(267,812.74)	14,020.35	50,346.49
86358RZD2	131,567.35	-	131,567.35	68,070.84	(63,496.51)	68,070.84	81,051.70
86359A5E9	400,036.49	-	400,036.49	378,193.16	(21,843.33)	378,193.16	214,705.34
86359A6A6	5,190,884.87	-	5,190,884.87	2,144,186.81	(3,046,698.06)	2,144,186.81	3,592,486.76
86359ACD3	657,812.43	-	657,812.43	698,847.44	41,035.01	698,847.44	593,348.76
86359ACE1	127,525.58	-	127,525.58	85,720.82	(41,804.76)	85,720.82	149,763.67
86359AEH2	217,329.03	-	217,329.03	142,463.94	(74,865.09)	142,463.94	29,794.54
86359AKY8	451,672.18	-	451,672.18	57,429.05	(394,243.13)	57,429.05	41,163.12
86359ANH2	1,625,931.20	-	1,625,931.20	1,597,034.59	(28,896.61)	1,597,034.59	1,436,518.18
86359AVY6	694,899.37	-	694,899.37	441,719.00	(253,180.37)	441,719.00	319,881.65
86359AXX6	3,496,393.13	-	3,496,393.13	2,901,987.18	(594,405.95)	2,901,987.18	2,440,768.26
86359AZE6	1,601,903.60	-	1,601,903.60	963,580.68	(638,322.92)	963,580.68	756,923.90
86359B7K1	180,036.49	-	180,036.49	177,133.15	(2,903.34)	177,133.15	149,857.96
86359BCV1	917,250.87	-	917,250.87	102,911.66	(814,339.21)	102,911.66	593,416.52
86359BLS8	(765.52)	-	(765.52)	4,756.32	5,521.84	4,756.32	9,386.31
86359BU82	80,989.75	-	80,989.75	59,799.79	(21,189.96)	59,799.79	9,375.22
86359DUV7	100,228.40	-	100,228.40	70,000.00	(30,228.40)	70,000.00	56,732.20
86361EAM3	5,713.02	-	5,713.02	3,284.60	(2,428.42)	3,284.60	7,494.26
86361EAP6	1,867.20	-	1,867.20	1,103.11	(764.09)	1,103.11	4,902.72
86361HAA2	15,908,376.25	-	15,908,376.25	15,741,893.88	(166,482.37)	15,741,893.88	8,278,116.90
86362HAA1	11,806,558.99	-	11,806,558.99	11,542,168.84	(264,390.15)	11,542,168.84	6,744,277.80
86362PAD7	122,110.19	-	122,110.19	107,406.00	(14,704.19)	107,406.00	89,587.21
86363DAA9	12,327,347.55	-	12,327,347.55	12,257,792.25	(69,555.30)	12,257,792.25	6,628,012.46
86363HAB8	4,505,006.39	-	4,505,006.39	4,920,744.14	415,737.75	4,920,744.14	4,136,896.52
872224AD2	19,360,265.50	-	19,360,265.50	17,477,756.10	(1,882,509.40)	17,477,756.10	9,504,094.06
872224AK6	28,832.86	-	28,832.86	23,511.00	(5,321.86)	23,511.00	123,806.16
872224AL4	8,099.64	-	8,099.64	1,164.18	(6,935.46)	1,164.18	13,797.68
872227AE3	5,255,391.40	-	5,255,391.40	5,112,134.61	(143,256.79)	5,112,134.61	4,213,328.85
872227AM5	36,583.13	-	36,583.13	32,844.00	(3,739.13)	32,844.00	268,004.90
88157QAL2	963,204.69	-	963,204.69	903,069.62	(60,135.07)	903,069.62	1,216,408.62
89789KAC9	11,270.83	-	11,270.83	6,900.00	(4,370.83)	6,900.00	25,650.00
929227EN2	569,748.66	-	569,748.66	366,800.69	(202,947.97)	366,800.69	207,340.98
929227QB5	319,152.69	-	319,152.69	297,658.60	(21,494.09)	297,658.60	257,135.74
92922FQ76	492,060.13	-	492,060.13	405,902.60	(86,157.53)	405,902.60	280,065.77
92922FW61	1,691,317.87	-	1,691,317.87	1,626,676.33	(64,641.54)	1,626,676.33	1,107,227.53
92922FZF8	10,776,618.19	-	10,776,618.19	10,695,625.74	(80,992.45)	10,695,625.74	7,703,997.63
92925CBB7	5,342,724.98	-	5,342,724.98	5,283,888.27	(58,836.71)	5,283,888.27	3,459,548.28
92926SAB2	37,659.12	-	37,659.12	33,309.57	(4,349.55)	33,309.57	31,677.85
92978EAA2	1,299,702.15	-	1,299,702.15	1,277,040.35	(22,661.80)	1,277,040.35	1,207,177.23
939335P90	136,353.31	-	136,353.31	24,812.73	(111,540.58)	24,812.73	105,085.13
9393363A9	482,453.05	-	482,453.05	429,963.70	(52,489.35)	429,963.70	438,545.75
9393365V1	2,188,779.74	-	2,188,779.74	2,194,352.58	5,572.84	2,194,352.58	1,760,086.24
939336PT4	264,641.23	-	264,641.23	75,014.80	(189,626.43)	75,014.80	61,371.06
939336X65	14,242,800.09	-	14,242,800.09	14,219,553.38	(23,246.71)	14,219,553.38	9,642,452.63
93934FJQ6	20,300,949.76	-	20,300,949.76	20,060,077.34	(240,872.42)	20,060,077.34	11,625,147.87
93934FMJ8	263,742.17	-	263,742.17	134,735.94	(129,006.23)	134,735.94	498,094.80
93934XAB9	1,814,260.94	-	1,814,260.94	1,794,115.38	(20,145.56)	1,794,115.38	1,802,322.38
93935AAE2	346,761.77	-	346,761.77	398,513.52	51,751.75	398,513.52	583,482.14
93935GAJ8	140,962.78	-	140,962.78	706.10	(140,256.68)	706.10	256,003.82
93935LAG3	153,138.70	-	153,138.70	50,369.66	(102,769.04)	50,369.66	158,381.51
93936JAM4	6,031.51	-	6,031.51	1,911.17	(4,120.34)	1,911.17	81,602.39
9497EVAF2	18,528.82	-	18,528.82	11,347.50	(7,181.32)	11,347.50	19,633.90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
94983EAH6	$16,211,475.69	$-	$16,211,475.69	$16,192,004.62	$(19,471.07)	$16,192,004.62	$13,657,428.60
94983TAE0	12,925,620.38	-	12,925,620.38	12,813,551.55	(112,068.83)	12,813,551.55	10,974,352.32
94983VAC9	9,097,159.83	-	9,097,159.83	8,692,723.09	(404,436.74)	8,692,723.09	8,522,414.47
94983YAQ2	5,376,220.47	-	5,376,220.47	5,308,861.83	(67,358.64)	5,308,861.83	4,332,505.87
Totals	$1,349,124,213.70	$-	$1,349,124,213.70	$1,290,817,167.68	$(58,307,046.02)	$1,290,817,167.68	$852,088,739.42

The following is the impairment listing for loan-backed securities for the three months ended September 30, 2009:
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$519,208.77	$-	$519,208.77	$505,397.28	$(13,811.49)	$505,397.28	$431,544.10
004375CT6	7,163,799.24	2,320,488.32	9,484,287.56	9,484,287.55	(0.01)	9,484,287.55	7,603,980.73
004375EW7	1,412,259.63	(9,547.64)	1,402,711.99	1,215,557.40	(187,154.59)	1,215,557.40	1,054,591.76
004421TD5	1,640,313.96	(83,433.87)	1,556,880.09	1,395,269.58	(161,610.51)	1,395,269.58	603,332.40
00442FAB8	256,655.93	67,716.63	324,372.56	230,705.16	(93,667.40)	230,705.16	236,444.88
00442GAD2	1,907,979.94	2,091,086.82	3,999,066.76	3,124,322.03	(874,744.73)	3,124,322.03	3,153,383.33
00442JAE4	9,408,905.28	2,634,274.09	12,043,179.37	9,698,807.36	(2,344,372.01)	9,698,807.36	6,926,676.96
00442KAD3	4,530,278.00	1,014,609.95	5,544,887.95	4,412,473.61	(1,132,414.34)	4,412,473.61	2,762,424.19
00442LAD1	4,696,408.29	(298,978.62)	4,397,429.67	3,239,829.89	(1,157,599.78)	3,239,829.89	2,626,155.02
007034AQ4	9,932,047.59	-	9,932,047.59	8,177,107.14	(1,754,940.45)	8,177,107.14	6,315,489.20
007036CE4	276,597.44	(7,657.27)	268,940.17	27,673.33	(241,266.84)	27,673.33	50,000.00
007036FY7	267,715.87	(115,286.24)	152,429.63	46,375.37	(106,054.26)	46,375.37	25,491.51
007036GB6	1,112,630.46	28,476.25	1,141,106.71	1,141,195.35	88.64	1,141,195.35	356,724.66
007037BK9	4,376,248.93	174,940.68	4,551,189.61	2,812,608.70	(1,738,580.91)	2,812,608.70	2,106,840.61
01853GAB6	231,399.39	458,587.09	689,986.48	690,133.77	147.29	690,133.77	1,034,316.50
021455AB6	1,199,606.82	-	1,199,606.82	1,183,426.74	(16,180.08)	1,183,426.74	1,145,072.26
02146QAB9	18,139,547.18	(1,109,038.40)	17,030,508.78	16,602,919.70	(427,589.08)	16,602,919.70	9,826,134.14
02146TAQ0	23,322,301.50	(3,781,076.79)	19,541,224.71	18,632,146.52	(909,078.19)	18,632,146.52	16,793,527.25
02146YAD8	28,392,731.92	(1,298,316.49)	27,094,415.43	24,850,522.96	(2,243,892.47)	24,850,522.96	13,539,627.32
02147CAA1	12,032,963.00	(836,316.62)	11,196,646.38	11,146,023.16	(50,623.22)	11,146,023.16	6,660,035.47
02147DAB7	15,685,992.89	(1,423,193.90)	14,262,798.99	13,739,163.79	(523,635.20)	13,739,163.79	8,208,072.23
02147DAV3	2,659,658.94	381,732.43	3,041,391.37	2,786,404.27	(254,987.10)	2,786,404.27	1,852,975.82
02150MAB1	18,990,768.73	(2,272,583.08)	16,718,185.65	15,971,550.45	(746,635.20)	15,971,550.45	10,462,726.43
02639MAK2	19,054,674.06	(762,686.44)	18,291,987.62	18,291,987.62	-	18,291,987.62	13,047,387.11
02639MAM8	3,136,786.00	1,153,598.00	4,290,384.00	2,593,716.17	(1,696,667.83)	2,593,716.17	5,466,780.00
02660CAH3	250,275.32	559,387.76	809,663.08	784,773.38	(24,889.70)	784,773.38	272,569.10
02660TGN7	10,657,143.64	-	10,657,143.64	10,535,845.86	(121,297.78)	10,535,845.86	5,663,862.77
02660THA4	94,063.71	-	94,063.71	46,875.57	(47,188.14)	46,875.57	80,625.87
02660THL0	2,559,936.42	(330,934.05)	2,229,002.37	2,025,163.17	(203,839.20)	2,025,163.17	863,944.51
02660THT3	622,626.02	399,665.57	1,022,291.59	1,020,817.61	(1,473.98)	1,020,817.61	708,081.81
02660TJB0	28,906,129.30	(232,636.52)	28,673,492.78	28,315,779.46	(357,713.32)	28,315,779.46	13,601,174.72
02660VAK4	9,099.58	(9,369.79)	(270.21)	426.15	696.36	426.15	18,836.29
02660WAC0	24,520,208.95	(2,153,257.07)	22,366,951.88	21,454,399.72	(912,552.16)	21,454,399.72	11,771,553.20
02660XAD6	17,347,613.20	(1,191,995.95)	16,155,617.25	15,936,191.45	(219,425.80)	15,936,191.45	8,959,921.86
026929AD1	10,898,574.62	-	10,898,574.62	10,736,099.56	(162,475.06)	10,736,099.56	5,488,165.72
040104QN4	6,095,225.59	-	6,095,225.59	6,057,919.75	(37,305.84)	6,057,919.75	5,026,788.50
040104RV5	4,592,756.38	(123,260.12)	4,469,496.26	3,772,497.34	(696,998.92)	3,772,497.34	2,517,537.98
040104TG6	2,029,962.63	(124,581.79)	1,905,380.84	1,479,019.19	(426,361.65)	1,479,019.19	990,027.60
04012XAC9	844,620.86	-	844,620.86	759,834.46	(84,786.40)	759,834.46	495,326.07
04544TAB7	1,355,804.60	(280,621.33)	1,075,183.27	1,075,183.27	-	1,075,183.27	1,245,280.75

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
053642AC8	$5,321,777.88	$(371,777.88)	$4,950,000.00	$4,950,000.00	$-	$4,950,000.00	$1,500,000.00
055294AA0	4,696,838.95	(945,422.18)	3,751,416.77	3,751,416.78	0.01	3,751,416.78	2,452,269.32
05535DCF9	9,821,744.05	(1,071,303.73)	8,750,440.32	8,750,440.31	(0.01)	8,750,440.31	5,750,898.37
05615P209	1,286,368.63	(589,368.63)	697,000.00	697,000.00	-	697,000.00	340,000.00
05615TAA0	5,007,026.16	(1,288,226.16)	3,718,800.00	3,718,800.00	-	3,718,800.00	1,080,000.00
056168AN7	4,346,552.00	1,373,448.00	5,720,000.00	5,720,000.00	-	5,720,000.00	500,000.00
05616YAE0	18,853,825.29	(4,465,158.11)	14,388,667.18	14,388,667.18	-	14,388,667.18	1,883,333.40
05617AMN8	34,594.93	-	34,594.93	2,310.04	(32,284.89)	2,310.04	14,596.18
05617BAA7	3,722,628.53	3,103,871.47	6,826,500.00	6,826,500.00	-	6,826,500.00	222,000.00
05946XJW4	170,338.75	(117,857.21)	52,481.54	52,477.87	(3.67)	52,477.87	158,146.37
05946XYB3	183,707.74	-	183,707.74	118,648.44	(65,059.30)	118,648.44	109,381.11
05946XYP2	1,428,514.72	-	1,428,514.72	1,330,552.30	(97,962.42)	1,330,552.30	773,023.36
05948XVJ7	815,068.00	114,504.11	929,572.11	902,461.25	(27,110.86)	902,461.25	202,681.69
05949AGR5	1,088,627.28	-	1,088,627.28	1,082,581.86	(6,045.42)	1,082,581.86	931,832.30
05949AHG8	6,613,855.55	-	6,613,855.55	6,501,312.64	(112,542.91)	6,501,312.64	5,982,534.38
05949ALH1	3,136,063.07	-	3,136,063.07	3,109,213.69	(26,849.38)	3,109,213.69	2,847,287.53
05950HAA9	28,262,827.99	(1,154,765.51)	27,108,062.48	27,038,486.91	(69,575.57)	27,038,486.91	20,120,243.68
06050HKY3	183,898.38	107,785.83	291,684.21	291,680.77	(3.44)	291,680.77	93,668.82
06652DAA7	8,246,372.76	(246,350.64)	8,000,022.12	7,959,884.65	(40,137.47)	7,959,884.65	4,385,454.26
07325HAC9	3,396,421.72	(37,314.22)	3,359,107.50	3,359,107.50	-	3,359,107.50	2,066,435.00
07325VAG9	3,340,344.14	(37,370.28)	3,302,973.86	2,902,615.24	(400,358.62)	2,902,615.24	2,138,970.12
07384MS60	4,802,277.96	(427,276.98)	4,375,000.98	4,367,915.95	(7,085.03)	4,367,915.95	3,674,773.49
07384MV33	56,469.35	149,524.72	205,994.07	214,436.54	8,442.47	214,436.54	236,688.54
073852AA3	4,849,248.05	-	4,849,248.05	4,807,800.46	(41,447.59)	4,807,800.46	4,403,044.26
073852AD7	4,331,840.60	(1,562,111.24)	2,769,729.36	2,164,167.52	(605,561.84)	2,164,167.52	1,627,815.00
073854AB7	15,735,555.94	1,003,379.75	16,738,935.69	15,361,791.55	(1,377,144.14)	15,361,791.55	10,384,084.09
073860AA6	2,827,917.98	(113,353.92)	2,714,564.06	2,623,863.37	(90,700.69)	2,623,863.37	2,211,259.89
073860AB4	3,147,261.45	47,965.59	3,195,227.04	2,841,322.73	(353,904.31)	2,841,322.73	2,075,165.70
07386HCP4	287,255.08	92,493.22	379,748.30	191,434.49	(188,313.81)	191,434.49	69,923.74
07386HEN7	683,827.45	197,897.45	881,724.90	852,425.17	(29,299.73)	852,425.17	183,905.88
07386HHW4	151,576.30	(117,136.18)	34,440.12	28,412.44	(6,027.68)	28,412.44	99,856.91
07386HJL6	380,590.74	51,484.69	432,075.43	424,530.53	(7,544.90)	424,530.53	431,673.79
07386HLU3	53,001.38	(40,308.61)	12,692.77	9,848.96	(2,843.81)	9,848.96	68,639.21
07386HSF9	207,583.40	4,598.76	212,182.16	85,616.79	(126,565.37)	85,616.79	112,096.48
07386HSP7	7,138,266.05	-	7,138,266.05	7,074,398.19	(63,867.86)	7,074,398.19	4,455,205.98
07386HYN5	57,906.24	(21,540.52)	36,365.72	35,975.20	(390.52)	35,975.20	43,711.49
073879PA0	1,587,600.00	313,374.00	1,900,974.00	1,795,558.69	(105,415.31)	1,795,558.69	659,730.00
073879QF8	1,328,399.34	(98,923.77)	1,229,475.57	1,171,121.69	(58,353.88)	1,171,121.69	649,962.49
073879Z92	11,350,187.74	681,869.83	12,032,057.57	11,367,569.79	(664,487.78)	11,367,569.79	4,120,809.48
07387AFA8	407,156.26	(7,974.91)	399,181.35	399,184.06	2.71	399,184.06	247,897.72
07387UHB0	29,857.49	84,717.94	114,575.43	10,137.29	(104,438.14)	10,137.29	95,307.24
07388EAA4	2,648,431.65	(327,186.43)	2,321,245.22	2,087,349.58	(233,895.64)	2,087,349.58	1,569,830.16
07388UAB6	1,894,719.76	(125,738.87)	1,768,980.89	1,597,444.86	(171,536.03)	1,597,444.86	1,308,020.00
07389LAA7	978,764.88	-	978,764.88	951,767.30	(26,997.58)	951,767.30	780,857.51
07389PAY6	671,883.04	(195,194.37)	476,688.67	354,984.94	(121,703.73)	354,984.94	281,451.61
07389VAA5	2,177,866.83	(223,129.66)	1,954,737.17	1,855,577.98	(99,159.19)	1,855,577.98	1,721,263.73
07400XAB4	6,160,794.91	(2,275,619.75)	3,885,175.16	3,600,099.61	(285,075.55)	3,600,099.61	1,783,112.33
07401EAA7	16,539,134.17	(4,399,772.21)	12,139,361.96	11,105,046.49	(1,034,315.47)	11,105,046.49	9,174,680.50
07401LAA1	18,438,834.77	(2,014,958.39)	16,423,876.38	16,423,876.38	-	16,423,876.38	9,280,464.75
07401LAQ6	4,994,293.71	(389,130.39)	4,605,163.32	4,579,487.64	(25,675.68)	4,579,487.64	2,610,532.26
07401LAT0	12,189.72	-	12,189.72	-	(12,189.72)	-	-
07401LBA0	556,503.37	115,133.88	671,637.25	676,731.96	5,094.71	676,731.96	741,652.79
07401UAB9	-	651,320.58	651,320.58	-	(651,320.58)	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07820QAY1	$18,863,836.78	$(411,968.78)	$18,451,868.00	$18,352,306.98	$(99,561.02)	$18,352,306.98	$12,499,070.11
07820QBL8	3,376,566.99	(136,328.89)	3,240,238.10	3,233,685.51	(6,552.59)	3,233,685.51	1,818,474.42
078446AB7	151,595.08	33,405.00	185,000.08	166,400.00	(18,600.08)	166,400.00	166,400.00
12489WQE7	1,982,150.96	(88,050.96)	1,894,100.00	1,538,342.85	(355,757.15)	1,538,342.85	813,420.00
12489WQH0	756,130.95	(107,825.17)	648,305.78	103,752.46	(544,553.32)	103,752.46	91,631.00
1248MAAD9	2,541,014.19	(528,869.19)	2,012,145.00	1,433,340.60	(578,804.40)	1,433,340.60	1,679,880.00
1248MEAE9	1,983,024.90	(149,056.65)	1,833,968.25	1,353,070.11	(480,898.14)	1,353,070.11	1,161,082.58
1248MEAG4	1,224,402.87	(51,403.72)	1,172,999.15	955,591.98	(217,407.17)	955,591.98	937,256.20
1248MGAJ3	259,895.47	(5,620.38)	254,275.09	254,246.64	(28.45)	254,246.64	257,087.82
1248RHAD9	4,825,729.33	624,421.61	5,450,150.94	4,688,108.38	(762,042.56)	4,688,108.38	2,622,062.01
12498NAB9	1,639,061.21	(18,936.42)	1,620,124.79	1,463,465.46	(156,659.33)	1,463,465.46	1,169,679.50
12544WAK3	1,396,569.43	(463,642.49)	932,926.94	932,916.32	(10.62)	932,916.32	1,360,197.70
12567AAF4	577,626.82	203,879.63	781,506.45	787,811.24	6,304.79	787,811.24	878,129.07
12627HAN0	-	11,466.84	11,466.84	1,367.93	(10,098.91)	1,367.93	1,683.51
12629EAK1	54,524.12	21,017.46	75,541.58	20,271.04	(55,270.54)	20,271.04	63,138.27
12629EAL9	8,583.86	2,453.62	11,037.48	1,360.90	(9,676.58)	1,360.90	3,134.03
12638PAL3	15,184.14	(438.66)	14,745.48	1,666.44	(13,079.04)	1,666.44	15,146.04
12666XAB3	7,019,185.30	(923,288.60)	6,095,896.70	5,223,181.76	(872,714.94)	5,223,181.76	4,569,055.09
126670HG6	9,352,673.98	-	9,352,673.98	9,355,922.98	3,249.00	9,355,922.98	10,084,815.90
126670JD1	1,863,962.52	(192,104.00)	1,671,858.52	1,574,212.30	(97,646.22)	1,574,212.30	1,283,185.56
126670KN7	1,678,388.88	356,254.93	2,034,643.81	1,882,551.51	(152,092.30)	1,882,551.51	841,961.40
126670LN6	2,415,597.36	626,916.91	3,042,514.27	3,042,514.26	(0.01)	3,042,514.26	1,460,640.00
126670LP1	7,123,064.58	(596,888.59)	6,526,175.99	5,761,620.57	(764,555.42)	5,761,620.57	2,062,295.21
126670PG7	2,444,356.65	610,383.35	3,054,740.00	3,054,739.99	(0.01)	3,054,739.99	973,650.00
126670TU2	203,746.99	(7,048.14)	196,698.85	188,591.24	(8,107.61)	188,591.24	166,127.47
126670WT1	5,701,723.83	(140,685.72)	5,561,038.11	5,410,642.91	(150,395.20)	5,410,642.91	4,024,154.69
12667F2A2	225,614.10	(54,562.89)	171,051.21	170,407.29	(643.92)	170,407.29	57,084.58
12667FBJ3	2,827,064.21	(108,914.75)	2,718,149.46	2,515,383.04	(202,766.42)	2,515,383.04	1,926,746.07
12667FUL7	363,818.07	668,569.98	1,032,388.05	768,054.37	(264,333.68)	768,054.37	362,632.08
12667G4D2	32,994.70	5,056.87	38,051.57	38,064.70	13.13	38,064.70	47,697.12
12667GME0	18,880,537.38	(297,783.85)	18,582,753.53	18,548,991.69	(33,761.84)	18,548,991.69	10,248,733.30
12667GR62	13,052,068.54	(667,748.98)	12,384,319.56	12,339,645.63	(44,673.93)	12,339,645.63	7,945,081.82
12667GRW5	921,422.11	(71,616.46)	849,805.65	823,931.16	(25,874.49)	823,931.16	280,986.90
12667GS20	16,531,807.96	(743,582.23)	15,788,225.73	15,720,911.25	(67,314.48)	15,720,911.25	9,005,883.82
12667GWF6	11,062,552.39	(800,695.78)	10,261,856.61	9,789,343.33	(472,513.28)	9,789,343.33	5,977,273.89
12667GYX5	1,336,434.97	(59,584.11)	1,276,850.86	1,276,934.26	83.40	1,276,934.26	1,221,145.30
12667NAC2	302,475.15	(34,563.72)	267,911.43	251,911.17	(16,000.26)	251,911.17	202,228.60
126684AC3	3,671,234.92	56,724.11	3,727,959.03	2,519,422.70	(1,208,536.33)	2,519,422.70	2,717,065.70
12668A3Q6	11,532,394.21	(1,224,490.18)	10,307,904.03	10,091,603.67	(216,300.36)	10,091,603.67	3,642,147.56
12668A3V5	11,258.20	3,341.34	14,599.54	6,673.14	(7,926.40)	6,673.14	31,045.27
12668A4B8	18,711,254.76	(1,395,504.10)	17,315,750.66	17,315,750.66	-	17,315,750.66	9,127,366.92
12668A4G7	14,011.78	27,523.14	41,534.92	15,366.29	(26,168.63)	15,366.29	73,212.54
12668AAY1	106,643.39	6,625.29	113,268.68	113,380.18	111.50	113,380.18	183,254.18
12668ACG8	4,998,888.12	(153,482.01)	4,845,406.11	4,845,406.08	(0.03)	4,845,406.08	3,609,924.61
12668ACZ6	4,499,766.63	(173,854.08)	4,325,912.55	4,137,284.50	(188,628.05)	4,137,284.50	2,379,271.66
12668AEV3	15,081,269.65	(829,384.30)	14,251,885.35	13,690,673.49	(561,211.86)	13,690,673.49	8,133,735.72
12668AEZ4	85,623.07	(59,104.31)	26,518.76	26,518.61	(0.15)	26,518.61	84,444.08
12668AFA8	-	30,018.43	30,018.43	30,018.43	-	30,018.43	263,873.71
12668AGW9	3,741,720.38	(345,539.94)	3,396,180.44	3,388,293.64	(7,886.80)	3,388,293.64	2,866,088.17
12668APF6	546,648.54	-	546,648.54	528,509.16	(18,139.38)	528,509.16	389,806.39
12668ATY1	64,981.06	285.75	65,266.81	65,301.40	34.59	65,301.40	96,700.87
12668AUD5	22,947.44	(17,168.66)	5,778.78	5,778.80	0.02	5,778.80	11,618.93
12668AVP7	9,011,861.26	(149,623.93)	8,862,237.33	8,786,969.57	(75,267.76)	8,786,969.57	4,809,012.14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668AWQ4	$63,064.95	$(41,182.86)	$21,882.09	$21,891.84	$9.75	$21,891.84	$76,664.17
12668BAU7	256,515.37	72,316.61	328,831.98	331,444.91	2,612.93	331,444.91	411,142.82
12668BB77	31,401,310.26	(1,312,292.16)	30,089,018.10	27,235,988.98	(2,853,029.12)	27,235,988.98	15,870,222.21
12668BDR1	62,791.96	(34,399.63)	28,392.33	9,544.23	(18,848.10)	9,544.23	77,363.31
12668BE33	17,706,796.02	-	17,706,796.02	16,793,629.68	(913,166.34)	16,793,629.68	8,840,208.91
12668VAB5	-	620,497.66	620,497.66	-	(620,497.66)	-	-
126694A99	16,898.38	(10,895.47)	6,002.91	6,003.39	0.48	6,003.39	17,439.22
126694F86	20,391.45	(15,609.59)	4,781.86	2,247.30	(2,534.56)	2,247.30	18,426.75
126694N46	5,470,899.87	(86,756.35)	5,384,143.52	5,360,641.34	(23,502.18)	5,360,641.34	3,671,788.82
126694P36	13,351.26	(7,740.95)	5,610.31	1,755.02	(3,855.29)	1,755.02	26,949.00
126694YW2	-	8,580.56	8,580.56	3,829.91	(4,750.65)	3,829.91	35,756.56
126694ZB7	92,124.00	(43,841.51)	48,282.49	14,982.76	(33,299.73)	14,982.76	87,298.75
126694ZD3	10,000.05	(6,657.19)	3,342.86	1,305.16	(2,037.70)	1,305.16	9,044.43
12669EJ56	301,531.31	-	301,531.31	286,548.50	(14,982.81)	286,548.50	67,864.28
12669FKR3	304,143.53	(11,418.61)	292,724.92	292,930.75	205.83	292,930.75	281,052.68
12669FP23	926,517.96	(144,719.28)	781,798.68	581,479.73	(200,318.95)	581,479.73	773,778.26
12669FP31	380,634.09	148,409.28	529,043.37	529,599.59	556.22	529,599.59	2,648,192.87
12669FVD2	1,169,620.10	(65,066.69)	1,104,553.41	1,077,602.48	(26,950.93)	1,077,602.48	1,003,245.17
12669FW82	1,314,727.94	(10,002.13)	1,304,725.81	1,287,811.50	(16,914.31)	1,287,811.50	868,963.99
12669GKH3	15,331,821.57	(276,763.61)	15,055,057.96	15,002,316.60	(52,741.36)	15,002,316.60	10,052,878.55
12669GPB1	16,950.71	9,248.94	26,199.65	26,230.15	30.50	26,230.15	53,255.89
12669GRM5	3,911,114.03	(384,606.77)	3,526,507.26	3,513,044.42	(13,462.84)	3,513,044.42	1,780,769.18
12669GRQ6	10,272,369.54	(1,065,274.43)	9,207,095.11	9,207,134.49	39.38	9,207,134.49	4,609,484.89
12669GTV3	467,078.28	-	467,078.28	452,088.33	(14,989.95)	452,088.33	243,610.29
12669GUR0	4,439,724.36	-	4,439,724.36	4,240,384.06	(199,340.30)	4,240,384.06	2,441,775.73
12669GXW6	471,356.95	(139,215.79)	332,141.16	317,212.09	(14,929.07)	317,212.09	463,602.20
14454AAB5	4,471,714.44	(55,600.07)	4,416,114.37	3,857,608.47	(558,505.90)	3,857,608.47	4,164,604.52
172939AB6	15,337.86	-	15,337.86	13,118.45	(2,219.41)	13,118.45	15,336.27
172981AK8	342,521.18	(31,891.65)	310,629.53	310,632.30	2.77	310,632.30	389,038.34
172981AL6	151,789.82	(25,449.25)	126,340.57	126,414.10	73.53	126,414.10	240,485.38
17307G3D8	2,598,040.25	-	2,598,040.25	2,350,810.16	(247,230.09)	2,350,810.16	1,117,297.50
17307GH76	463,195.26	(55,298.08)	407,897.18	407,963.50	66.32	407,963.50	270,268.29
17307GH84	131,176.06	1,655.85	132,831.91	132,825.92	(5.99)	132,825.92	108,707.01
17307GMQ8	8,616,619.66	(505,406.42)	8,111,213.24	8,111,213.24	-	8,111,213.24	7,609,572.61
17307GN79	418,283.59	(315,563.30)	102,720.29	102,725.13	4.84	102,725.13	414,688.77
17307GPE2	18,552,801.73	(4,842,253.54)	13,710,548.19	13,710,548.20	0.01	13,710,548.20	12,283,335.08
17307GPW2	513,103.85	(424,513.73)	88,590.12	88,590.13	0.01	88,590.13	165,726.90
17307GYD4	2,829,465.75	(31,728.82)	2,797,736.93	2,797,736.96	0.03	2,797,736.96	2,803,004.85
17309CAL9	79,993.93	(52,423.25)	27,570.68	10,146.60	(17,424.08)	10,146.60	59,030.30
17309MAB9	13,156,128.34	(395,030.64)	12,761,097.70	10,885,808.42	(1,875,289.28)	10,885,808.42	9,089,032.68
17309MAF0	220,729.10	11,570.76	232,299.86	58,628.93	(173,670.93)	58,628.93	59,073.95
17309NAH4	774,441.64	(174,961.62)	599,480.02	373,732.49	(225,747.53)	373,732.49	1,317,984.39
17309QAC8	9,483,531.50	-	9,483,531.50	9,131,483.87	(352,047.63)	9,131,483.87	6,448,000.00
17309QAM6	9,141.75	-	9,141.75	4,197.12	(4,944.63)	4,197.12	8,836.65
17309RAM4	56,280.88	(4,625.89)	51,654.99	13,656.64	(37,998.35)	13,656.64	73,720.22
17309SAC4	8,925,171.25	(504,005.88)	8,421,165.37	6,941,987.90	(1,479,177.47)	6,941,987.90	5,687,470.00
17309SAM2	4,636.01	4,720.97	9,356.98	2,553.02	(6,803.96)	2,553.02	5,013.99
17309SAN0	7,214.87	(137.27)	7,077.60	1,509.08	(5,568.52)	1,509.08	2,668.08
17309YAJ6	54,564.03	20,288.62	74,852.65	39,911.23	(34,941.42)	39,911.23	114,422.81
17309YAK3	-	28,604.03	28,604.03	4,216.72	(24,387.31)	4,216.72	42,204.10
17310UAE2	51,053.34	(27,826.82)	23,226.52	4,863.91	(18,362.61)	4,863.91	37,520.51
17311FAL8	30,887.23	(21,445.18)	9,442.05	154.36	(9,287.69)	154.36	222,132.05
17311YAC7	3,150,249.53	480,130.23	3,630,379.76	2,862,498.86	(767,880.90)	2,862,498.86	2,101,458.18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17312TAH6	$1,893,993.95	$(226,464.53)	$1,667,529.42	$1,440,032.26	$(227,497.16)	$1,440,032.26	$1,534,891.53
22540V3F7	1,890,042.00	559,538.77	2,449,580.77	2,449,442.72	(138.05)	2,449,442.72	507,466.40
22540V5D0	115,031.22	(28,738.44)	86,292.78	86,191.16	(101.62)	86,191.16	74,035.85
22540VQ70	899,974.17	236,261.77	1,136,235.94	1,136,235.94	-	1,136,235.94	623,860.28
22541N5E5	1,473,419.26	-	1,473,419.26	1,369,780.86	(103,638.40)	1,369,780.86	691,510.56
22541NBT5	1,074,616.32	347,070.61	1,421,686.93	1,420,919.03	(767.90)	1,420,919.03	859,509.76
22541NFL8	5,118,467.49	(127,761.32)	4,990,706.17	4,990,706.20	0.03	4,990,706.20	2,288,500.02
22541NUB3	2,880,202.96	(91,441.62)	2,788,761.34	2,789,444.82	683.48	2,789,444.82	2,398,709.70
22541Q4M1	663,173.64	613,317.19	1,276,490.83	1,276,344.86	(145.97)	1,276,344.86	618,494.55
22541QDB5	552,429.99	-	552,429.99	541,611.89	(10,818.10)	541,611.89	312,958.91
22541QFK3	481,402.84	(110,640.98)	370,761.86	370,790.64	28.78	370,790.64	331,650.58
22541QJR4	330,174.13	245,780.50	575,954.63	575,938.00	(16.63)	575,938.00	262,950.66
22541QV25	578,646.08	220,527.23	799,173.31	798,461.81	(711.50)	798,461.81	91,246.41
22541SFL7	852.18	(105.66)	746.52	69.29	(677.23)	69.29	510.78
22541SJV1	3,738,393.83	(4,813.15)	3,733,580.68	3,733,580.68	-	3,733,580.68	962,824.24
22541SRC4	434,980.63	93,437.29	528,417.92	528,417.92	-	528,417.92	385,161.77
22541SRZ3	31,598.34	(7,509.28)	24,089.06	12,763.53	(11,325.53)	12,763.53	43,762.64
22541SSD1	314,047.25	(127,205.03)	186,842.22	187,095.50	253.28	187,095.50	865,190.68
22541SXR4	2,613,816.01	(531,847.60)	2,081,968.41	1,786,429.75	(295,538.66)	1,786,429.75	869,884.19
225458RG5	124,076.57	(79,230.82)	44,845.75	44,845.76	0.01	44,845.76	48,115.99
225470C84	82,798.50	(68,343.29)	14,455.21	167.58	(14,287.63)	167.58	6,703.04
225470R70	96,510.45	(53,517.70)	42,992.75	5,549.27	(37,443.48)	5,549.27	63,483.41
225470R88	15,198.33	(5,180.78)	10,017.55	1,203.65	(8,813.90)	1,203.65	10,731.34
2254W0KK0	212,092.46	(310,532.74)	(98,440.28)	(106,103.50)	(7,663.22)	(106,103.50)	145,399.74
2254W0NK7	1,547,996.44	(160,746.35)	1,387,250.09	1,182,221.51	(205,028.58)	1,182,221.51	802,850.58
22943HAD8	14,216,322.80	(597,627.00)	13,618,695.80	12,658,026.12	(960,669.68)	12,658,026.12	7,054,053.00
22943HAK2	30,517.90	15,690.33	46,208.23	201.96	(46,006.27)	201.96	8,097.82
23242TAB2	4,953,226.88	(301,664.83)	4,651,562.05	4,063,349.86	(588,212.19)	4,063,349.86	3,404,713.15
23243AAD8	1,565,156.10	(124,145.33)	1,441,010.77	1,293,891.82	(147,118.95)	1,293,891.82	743,267.56
23244FAM6	24,363.20	(20,376.13)	3,987.07	88.50	(3,898.57)	88.50	31,646.43
23244LAB7	4,296,125.45	(919,083.73)	3,377,041.72	2,921,778.81	(455,262.91)	2,921,778.81	2,582,580.00
23245QAA7	2,760,260.16	(106,228.45)	2,654,031.71	2,609,924.65	(44,107.06)	2,609,924.65	1,467,295.67
23248AAJ0	1,565,856.87	(105,779.76)	1,460,077.11	1,301,324.71	(158,752.40)	1,301,324.71	1,068,942.12
23332UAC8	5,807,742.68	(13,168.35)	5,794,574.33	5,741,469.60	(53,104.73)	5,741,469.60	3,866,071.61
23332UAR5	10,467,214.03	(18,172.73)	10,449,041.30	10,449,041.30	-	10,449,041.30	6,182,658.05
23332UAS3	277,932.48	-	277,932.48	206,727.94	(71,204.54)	206,727.94	65,384.78
23332UBV5	7,460,439.38	(479,169.10)	6,981,270.28	6,981,270.28	-	6,981,270.28	4,313,808.10
23332UCM4	658,612.31	-	658,612.31	643,759.22	(14,853.09)	643,759.22	401,892.70
23332UDU5	22,851,604.71	(656,343.79)	22,195,260.92	22,100,532.47	(94,728.45)	22,100,532.47	13,289,579.24
23332UFV1	1,605,962.27	(74,651.56)	1,531,310.71	1,531,310.71	-	1,531,310.71	843,104.65
251508AB3	12,475,288.19	(297,899.32)	12,177,388.87	10,617,465.44	(1,559,923.43)	10,617,465.44	6,145,035.48
25150PAD1	32,778.73	(16,297.96)	16,480.77	1,959.61	(14,521.16)	1,959.61	4,542.36
251510FB4	8,549,333.83	(194,897.70)	8,354,436.13	7,642,454.65	(711,981.48)	7,642,454.65	5,761,634.00
251510FL2	159,899.64	-	159,899.64	156,803.09	(3,096.55)	156,803.09	227,998.74
251510HS5	13,603,006.39	(1,103,261.72)	12,499,744.67	12,076,035.59	(423,709.08)	12,076,035.59	8,439,838.24
251510NB5	6,034,679.55	-	6,034,679.55	5,767,870.03	(266,809.52)	5,767,870.03	3,683,705.40
251510NC3	8,740,923.18	5,593,334.86	14,334,258.04	14,334,258.03	(0.01)	14,334,258.03	2,968,247.91
25151AAA9	4,856,137.55	2,503,372.19	7,359,509.74	6,689,907.58	(669,602.16)	6,689,907.58	3,929,711.54
251563DR0	102,525.63	(50,707.75)	51,817.88	32,476.26	(19,341.62)	32,476.26	102,321.81
26248PMM0	10,997.67	-	10,997.67	2,416.74	(8,580.93)	2,416.74	5,730.01
26410MAF7	5,233,856.64	(2,757,559.00)	2,476,297.64	2,700,672.60	224,374.96	2,700,672.60	527,148.00
26410WAD0	3,213,269.77	413,203.94	3,626,473.71	3,097,151.46	(529,322.25)	3,097,151.46	856,615.50
26441EAC5	401,016.00	(116,766.00)	284,250.00	284,250.00	-	284,250.00	175,000.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
26441NAA9	$-	$53,400.00	$53,400.00	$16,200.00	$(37,200.00)	$16,200.00	$16,200.00
26441NAB7	-	31,000.00	31,000.00	10,800.00	(20,200.00)	10,800.00	10,800.00
29108PAB0	(134,092.48)	2,264,092.48	2,130,000.00	2,130,000.00	-	2,130,000.00	1,100,000.00
30247DAD3	2,051,017.09	(1,137,411.77)	913,605.32	845,088.51	(68,516.81)	845,088.51	1,000,034.00
316599AB5	140,483.38	-	140,483.38	136,159.33	(4,324.05)	136,159.33	131,868.91
31678UAA7	289,345.77	159,741.30	449,087.07	448,714.56	(372.51)	448,714.56	228,687.27
318340AB2	1,106,527.87	449,771.16	1,556,299.03	1,315,378.39	(240,920.64)	1,315,378.39	611,000.01
32027NLM1	10,391.79	(1,561.24)	8,830.55	8,830.55	-	8,830.55	9,161.00
32051DCK6	563,580.03	-	563,580.03	552,360.05	(11,219.98)	552,360.05	551,934.49
32051DRA2	115,648.30	-	115,648.30	109,462.89	(6,185.41)	109,462.89	101,136.64
32051DV33	794,995.19	(53,051.26)	741,943.93	742,001.26	57.33	742,001.26	631,716.89
32051GBV6	195,657.25	-	195,657.25	190,371.32	(5,285.93)	190,371.32	247,779.49
32051GCF0	554,677.61	(231,053.37)	323,624.24	260,229.45	(63,394.79)	260,229.45	479,396.76
32051GFF7	114,141.34	(49,374.38)	64,766.96	38,252.95	(26,514.01)	38,252.95	44,989.43
32051GVN2	3,821,650.34	-	3,821,650.34	3,791,624.29	(30,026.05)	3,791,624.29	3,605,696.38
32051GZS7	7,648,650.03	(484,876.35)	7,163,773.68	6,908,445.51	(255,328.17)	6,908,445.51	5,687,933.60
32052CAD5	187.27	-	187.27	-	(187.27)	-	-
32056CAH2	18,026,259.76	(719,438.20)	17,306,821.56	17,195,946.42	(110,875.14)	17,195,946.42	13,160,090.74
32113JAA3	745,161.46	-	745,161.46	730,438.24	(14,723.22)	730,438.24	399,219.66
32113JBV6	690,144.22	(368,021.55)	322,122.67	228,030.96	(94,091.71)	228,030.96	118,856.40
35729RAE6	10,399,373.35	(270,043.94)	10,129,329.41	7,883,777.67	(2,245,551.74)	7,883,777.67	8,255,183.02
35952Z007	12,597,726.70	(4,238,353.77)	8,359,372.93	8,065,469.68	(293,903.25)	8,065,469.68	2,239,090.41
35952Z023	10,157,208.88	(3,420,733.95)	6,736,474.93	6,509,562.83	(226,912.10)	6,509,562.83	1,725,443.26
35952Z031	10,918,604.98	(3,621,147.46)	7,297,457.52	6,890,943.13	(406,514.39)	6,890,943.13	1,698,588.00
35952Z049	9,616,866.38	(3,111,100.34)	6,505,766.04	5,920,336.51	(585,429.53)	5,920,336.51	1,433,549.70
35952Z056	9,823,862.10	(3,161,367.50)	6,662,494.60	6,015,993.51	(646,501.09)	6,015,993.51	1,367,656.20
35952Z064	10,038,057.69	(3,213,383.11)	6,824,674.58	6,114,977.70	(709,696.88)	6,114,977.70	1,448,192.70
35952ZA06	27,551,645.51	(13,015,358.19)	14,536,287.32	11,259,327.99	(3,276,959.33)	11,259,327.99	3,837,485.15
35952ZA14	1,310,604.18	(608,032.74)	702,571.44	525,997.05	(176,574.39)	525,997.05	172,084.53
35952ZA22	2,174,056.20	(1,016,132.73)	1,157,923.47	879,036.25	(278,887.22)	879,036.25	266,455.75
36228FU38	133,252.51	(23,408.35)	109,844.16	110,225.32	381.16	110,225.32	135,474.16
362334EB6	11,750,921.86	(409,585.78)	11,341,336.08	10,432,832.98	(908,503.10)	10,432,832.98	7,905,838.40
362334FS8	1,498,434.51	(52,548.01)	1,445,886.50	1,268,784.30	(177,102.20)	1,268,784.30	896,004.31
362341SG5	973,759.47	(251,383.68)	722,375.79	722,619.50	243.71	722,619.50	841,148.33
362341VU0	22,216,825.75	(706,260.26)	21,510,565.49	21,510,565.56	0.07	21,510,565.56	14,506,947.50
362341XE4	24,725,080.51	(1,120,609.69)	23,604,470.82	23,619,213.22	14,742.40	23,619,213.22	20,524,915.29
36242D3Z4	99,672.30	18,970.87	118,643.17	57,525.76	(61,117.41)	57,525.76	37,989.60
36242DBY8	1,514,752.44	(11,567.69)	1,503,184.75	1,503,222.82	38.07	1,503,222.82	1,542,213.75
36242DBZ5	736,203.43	(295,389.29)	440,814.14	431,349.89	(9,464.25)	431,349.89	174,847.45
36242DGA5	255,499.68	(78,936.04)	176,563.64	131,227.71	(45,335.93)	131,227.71	109,513.40
362437AC9	2,904,701.65	-	2,904,701.65	2,766,512.29	(138,189.36)	2,766,512.29	2,200,124.57
36244LAA1	3,592,536.98	(35,823.51)	3,556,713.47	3,346,055.90	(210,657.57)	3,346,055.90	2,781,928.22
362480AD7	20,578,094.31	(1,551,939.62)	19,026,154.69	17,271,484.62	(1,754,670.07)	17,271,484.62	10,506,726.52
38012UAA7	702,306.52	(135,212.34)	567,094.18	567,094.18	-	567,094.18	463,963.48
39538AAN6	112,699.15	(42,873.56)	69,825.59	6,620.32	(63,205.27)	6,620.32	46,850.28
39538RAB5	12,822,232.56	(211,618.14)	12,610,614.42	12,610,614.42	-	12,610,614.42	6,530,042.45
39538RBB4	14,678,426.13	-	14,678,426.13	14,242,584.03	(435,842.10)	14,242,584.03	7,704,968.48
39538WBH0	18,553.24	(5,118.63)	13,434.61	12,049.27	(1,385.34)	12,049.27	10,356.98
39538WEU8	40,208.50	(8,527.45)	31,681.05	1,855.69	(29,825.36)	1,855.69	18,233.47
39538WFH6	12,189,549.72	(450,769.55)	11,738,780.17	11,497,667.50	(241,112.67)	11,497,667.50	5,790,767.49
39538WHF8	35,953,806.23	(2,193,286.66)	33,760,519.57	33,038,438.02	(722,081.55)	33,038,438.02	17,810,559.51
39539GAA0	5,782,377.38	-	5,782,377.38	5,687,762.28	(94,615.10)	5,687,762.28	3,254,887.46
40430HAJ7	224,963.40	(53,507.84)	171,455.56	68,648.39	(102,807.17)	68,648.39	51,328.98

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
40430HBH0	$26,420.54	$6,245.24	$32,665.78	$6,438.06	$(26,227.72)	$6,438.06	$8,564.40
40430HBJ6	1,430.41	10,873.51	12,303.92	2,561.10	(9,742.82)	2,561.10	3,899.46
40430HCQ9	17,350.80	(9,836.80)	7,514.00	3,267.41	(4,246.59)	3,267.41	10,485.80
40430HDC9	1,851,099.68	-	1,851,099.68	1,792,320.84	(58,778.84)	1,792,320.84	1,382,382.87
40430HEB0	63,957.60	(12,947.84)	51,009.76	40,225.13	(10,784.63)	40,225.13	60,728.90
40430HFL7	1,956,176.05	-	1,956,176.05	1,906,241.76	(49,934.29)	1,906,241.76	1,318,660.00
40430MAB3	774,684.30	-	774,684.30	498,323.78	(276,360.52)	498,323.78	427,663.10
40430VAG2	8,658,131.22	1,992,799.59	10,650,930.81	10,650,930.84	0.03	10,650,930.84	6,347,544.39
40430YAD3	1,120,844.61	476,051.43	1,596,896.04	1,595,797.52	(1,098.52)	1,595,797.52	1,032,149.37
40431HAT4	36,041.61	(675.07)	35,366.54	3,884.33	(31,482.21)	3,884.33	47,067.21
40431KAA8	218,202.31	-	218,202.31	199,872.54	(18,329.77)	199,872.54	171,190.71
40431KAE0	7,121,578.31	(179,682.76)	6,941,895.55	5,616,940.27	(1,324,955.28)	5,616,940.27	4,391,833.37
40431KAL4	-	29,984.05	29,984.05	356.28	(29,627.77)	356.28	39,389.28
40431KAN0	3,059.18	(2,656.02)	403.16	7.99	(395.17)	7.99	5,149.68
40431RAN5	42,004.00	(25,007.00)	16,997.00	7,087.43	(9,909.57)	7,087.43	40,890.00
40431XAE2	5,000,000.00	(561,010.00)	4,438,990.00	3,669,719.88	(769,270.12)	3,669,719.88	2,298,750.00
40431XAF9	1,652,330.35	(203,975.66)	1,448,354.69	1,186,537.22	(261,817.47)	1,186,537.22	2,520,998.43
41161PA86	2,172,925.09	(184,140.35)	1,988,784.74	1,982,904.87	(5,879.87)	1,982,904.87	1,517,659.57
41161PFR9	1,486,451.33	(24,007.88)	1,462,443.45	1,462,165.21	(278.24)	1,462,165.21	948,636.14
41161PH55	42,645.44	(24,922.09)	17,723.35	3,658.60	(14,064.75)	3,658.60	54,018.22
41161PHC0	8,923,425.56	-	8,923,425.56	8,884,066.38	(39,359.18)	8,884,066.38	5,672,667.45
41161PHU0	8,601,760.49	(145,308.40)	8,456,452.09	8,430,019.21	(26,432.88)	8,430,019.21	5,932,136.36
41161PHZ9	70,913.71	82,797.01	153,710.72	153,889.42	178.70	153,889.42	180,593.67
41161PKH5	757,675.22	(22,173.52)	735,501.70	725,024.85	(10,476.85)	725,024.85	396,503.30
41161PL43	24,615,331.86	(2,590,119.02)	22,025,212.84	21,612,784.20	(412,428.64)	21,612,784.20	11,709,148.24
41161PLR2	14,244,717.90	(385,166.07)	13,859,551.83	13,825,335.74	(34,216.09)	13,825,335.74	8,366,287.54
41161PMG5	17,253,098.35	(435,416.46)	16,817,681.89	16,726,726.35	(90,955.54)	16,726,726.35	9,864,976.57
41161PQU0	15,032,844.26	(509,899.05)	14,522,945.21	14,404,648.24	(118,296.97)	14,404,648.24	8,046,381.00
41161PSC8	187,355.22	(104,485.09)	82,870.13	33,906.46	(48,963.67)	33,906.46	128,673.17
41161PTN3	2,488,737.90	-	2,488,737.90	2,403,295.01	(85,442.89)	2,403,295.01	1,429,172.80
41161PTP8	1,047,870.97	(49,765.79)	998,105.18	894,911.80	(103,193.38)	894,911.80	381,718.55
41161PWB5	8,018,119.10	(221,789.19)	7,796,329.91	7,739,206.28	(57,123.63)	7,739,206.28	4,267,591.76
41161PXH1	920,291.74	-	920,291.74	916,897.69	(3,394.05)	916,897.69	556,437.84
41161PZR7	118,106.83	(67,955.53)	50,151.30	50,150.84	(0.46)	50,150.84	144,552.84
41162DAF6	11,701,738.11	(661,584.41)	11,040,153.70	11,040,153.68	(0.02)	11,040,153.68	6,862,911.53
41164LAB5	17,946,999.15	(161,791.91)	17,785,207.24	16,997,897.58	(787,309.66)	16,997,897.58	8,449,856.09
43739EAP2	22,961,392.55	(820,456.47)	22,140,936.08	22,140,936.08	-	22,140,936.08	12,892,201.96
43739EBJ5	10,261,824.53	-	10,261,824.53	10,189,859.48	(71,965.05)	10,189,859.48	7,276,570.28
43739EBS5	10,255,869.16	-	10,255,869.16	10,210,251.89	(45,617.27)	10,210,251.89	6,956,810.14
44328AAB6	110,785.78	-	110,785.78	97,220.60	(13,565.18)	97,220.60	91,241.98
45071KDD3	2,258,869.68	(21,618.04)	2,237,251.64	1,959,951.95	(277,299.69)	1,959,951.95	1,845,852.93
45254NHV2	371,610.30	-	371,610.30	367,980.49	(3,629.81)	367,980.49	123,297.15
45254NJG3	1,549,447.63	(6,571.48)	1,542,876.15	1,538,876.76	(3,999.39)	1,538,876.76	928,880.28
45254NJK4	263,296.35	-	263,296.35	248,823.16	(14,473.19)	248,823.16	227,276.45
45254NJP3	205,413.04	36,624.01	242,037.05	217,461.32	(24,575.73)	217,461.32	80,537.81
45254NJV0	1,138,070.34	(9,708.64)	1,128,361.70	1,128,361.70	-	1,128,361.70	788,426.01
45254NJX6	292,353.93	6,584.43	298,938.36	298,704.57	(233.79)	298,704.57	289,072.22
45254NKA4	495,568.65	(65,119.76)	430,448.89	431,215.66	766.77	431,215.66	321,464.99
45254NKD8	4,629,985.41	-	4,629,985.41	4,626,242.43	(3,742.98)	4,626,242.43	3,429,700.17
45254NKF3	5,907,974.72	(4,269.54)	5,903,705.18	5,903,705.18	-	5,903,705.18	4,022,194.93
45254NKK2	283,289.05	(174,576.02)	108,713.03	107,138.87	(1,574.16)	107,138.87	60,564.22
45254NKX4	7,161,988.36	(10,938.73)	7,151,049.63	7,000,982.48	(150,067.15)	7,000,982.48	4,810,195.34
45254NNP8	15,300,516.98	(58,004.25)	15,242,512.73	14,916,899.98	(325,612.75)	14,916,899.98	9,037,984.78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NPA9	$17,242,032.23	$(21,220.96)	$17,220,811.27	$17,188,650.63	$(32,160.64)	$17,188,650.63	$11,291,071.24
45254NPG6	1,824,326.79	68,839.48	1,893,166.27	1,499,661.60	(393,504.67)	1,499,661.60	784,659.56
45254NPU5	6,143,726.31	(56,958.49)	6,086,767.82	6,081,734.04	(5,033.78)	6,081,734.04	3,455,846.04
45254TMK7	103,933.71	44,404.56	148,338.27	148,251.52	(86.75)	148,251.52	58,150.97
45254TSM7	5,134,958.75	-	5,134,958.75	4,904,216.59	(230,742.16)	4,904,216.59	2,203,345.32
45254TTM6	7,821,649.09	3,574,764.87	11,396,413.96	11,392,853.15	(3,560.81)	11,392,853.15	114,739.03
452570AA2	108,099.32	(11,936.08)	96,163.24	96,163.25	0.01	96,163.25	70,513.16
45257EAA2	7,076,387.15	(332,234.94)	6,744,152.21	6,379,410.87	(364,741.34)	6,379,410.87	2,700,786.82
45660L4P1	621,804.05	(133,988.47)	487,815.58	57,105.29	(430,710.29)	57,105.29	1,083,035.37
45660L4Q9	384,064.65	(251,714.72)	132,349.93	979.46	(131,370.47)	979.46	42,763.04
45660LAU3	198,143.26	-	198,143.26	171,417.93	(26,725.33)	171,417.93	166,005.65
45660LCN7	7,169,685.04	(373,021.18)	6,796,663.86	6,776,094.11	(20,569.75)	6,776,094.11	3,622,615.51
45660LGX1	178,224.04	(114,519.62)	63,704.42	63,704.11	(0.31)	63,704.11	72,065.00
45660LKW8	29,413,454.36	-	29,413,454.36	29,030,201.20	(383,253.16)	29,030,201.20	15,624,210.43
45660LNB1	411,659.39	8,529.99	420,189.38	327,147.44	(93,041.94)	327,147.44	236,660.48
45660LR84	279,459.32	(212,446.68)	67,012.64	17,959.47	(49,053.17)	17,959.47	126,578.07
45660LVD8	46,323.44	5,215.42	51,538.86	32,328.46	(19,210.40)	32,328.46	44,144.81
45660LW96	4,663,844.83	(200,285.25)	4,463,559.58	4,362,887.12	(100,672.46)	4,362,887.12	2,225,089.04
45660LWD7	5,091,502.81	(1,201,715.18)	3,889,787.63	3,884,344.71	(5,442.92)	3,884,344.71	2,954,382.62
45660LYW3	5,853,501.88	(131,428.11)	5,722,073.77	5,391,847.32	(330,226.45)	5,391,847.32	2,803,125.90
45660N2J3	6,372,718.41	(42,070.33)	6,330,648.08	6,179,827.90	(150,820.18)	6,179,827.90	3,707,712.83
45660N5H4	7,613,450.26	(85,652.21)	7,527,798.05	7,335,159.95	(192,638.10)	7,335,159.95	5,136,644.66
45660N7R0	297,682.97	(38,427.25)	259,255.72	125,824.32	(133,431.40)	125,824.32	121,149.00
45660NM44	270,353.97	12,515.17	282,869.14	283,563.82	694.68	283,563.82	456,915.03
45660NQ24	2,708,860.47	(143,975.78)	2,564,884.69	2,543,474.90	(21,409.79)	2,543,474.90	2,131,329.60
45660NRB3	721,448.94	390,163.68	1,111,612.62	1,111,448.99	(163.63)	1,111,448.99	561,917.32
45660NS30	3,078,528.74	(5,877.59)	3,072,651.15	3,039,838.61	(32,812.54)	3,039,838.61	1,572,367.56
45660NT96	3,452,909.04	-	3,452,909.04	3,384,296.00	(68,613.04)	3,384,296.00	2,624,022.47
456612AC4	21,551,229.32	(716,844.00)	20,834,385.32	20,836,618.72	2,233.40	20,836,618.72	11,326,676.00
45661EAA2	424,264.23	(41,654.37)	382,609.86	382,609.84	(0.02)	382,609.84	296,062.18
45661EAM6	(15,929.66)	-	(15,929.66)	-	15,929.66	-	-
45661LAG3	4,656,310.95	2,674,595.53	7,330,906.48	6,982,957.06	(347,949.42)	6,982,957.06	4,222,057.95
45661XAK8	(2,861.52)	-	(2,861.52)	-	2,861.52	-	-
45662BAJ8	150,566.18	(31,994.75)	118,571.43	118,571.43	-	118,571.43	96,138.02
45664BAE7	125,574.24	(4,872.64)	120,701.60	32,217.23	(88,484.37)	32,217.23	59,179.35
45664BAF4	14,896.53	-	14,896.53	151.42	(14,745.11)	151.42	16,400.35
45667QAJ0	152,815.71	(110,494.63)	42,321.08	23,470.58	(18,850.50)	23,470.58	58,765.38
45667WAA6	5,791,497.51	-	5,791,497.51	5,738,173.98	(53,323.53)	5,738,173.98	3,396,490.07
45667WAC2	1,061,712.03	-	1,061,712.03	912,641.26	(149,070.77)	912,641.26	597,113.27
45667WAJ7	15,267.62	(8,676.62)	6,591.00	2,073.04	(4,517.96)	2,073.04	14,553.23
45668WAE7	617,686.02	126,591.46	744,277.48	689,250.87	(55,026.61)	689,250.87	407,227.90
464125AC7	2,049,608.69	(451,355.39)	1,598,253.30	1,411,834.09	(186,419.21)	1,411,834.09	1,545,252.80
464126BW0	518,562.49	160,365.74	678,928.23	678,104.61	(823.62)	678,104.61	315,144.13
46412AAD4	4,426,669.31	(304,691.87)	4,121,977.44	4,121,977.45	0.01	4,121,977.45	3,228,660.50
466247NC3	763,348.41	496,069.23	1,259,417.64	714,519.49	(544,898.15)	714,519.49	509,267.65
466247XE8	8,378,386.49	(401,760.29)	7,976,626.20	7,557,818.41	(418,807.79)	7,557,818.41	4,957,619.01
46627MBQ9	14,793,717.92	(35,993.12)	14,757,724.80	14,588,991.65	(168,733.15)	14,588,991.65	9,339,570.00
46627MCS4	10,523,089.43	(724,672.55)	9,798,416.88	9,473,967.41	(324,449.47)	9,473,967.41	5,291,066.21
466284AG1	6,110.02	(3,489.00)	2,621.02	484.50	(2,136.52)	484.50	1,009.63
466286AH4	11,833.06	(9,643.85)	2,189.21	307.91	(1,881.30)	307.91	961.44
46629BAR0	4,307,876.98	(183,067.00)	4,124,809.98	3,387,847.38	(736,962.60)	3,387,847.38	3,528,750.00
46629NAC7	542,935.82	-	542,935.82	516,494.29	(26,441.53)	516,494.29	456,010.55
46629QAR7	39,647.40	(5,173.40)	34,474.00	13,880.46	(20,593.54)	13,880.46	34,246.00

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46629QAU0	$2,021,995.44	$(38,863.00)	$1,983,132.44	$1,464,528.27	$(518,604.17)	$1,464,528.27	$946,687.50
46629QBE5	9,013.40	-	9,013.40	1,755.71	(7,257.69)	1,755.71	4,614.60
46629QBF2	34,532.60	(23,878.43)	10,654.17	2,537.57	(8,116.60)	2,537.57	33,421.51
46629TAP5	28,239.94	10,415.06	38,655.00	15,869.93	(22,785.07)	15,869.93	77,296.00
46630CAC8	4,241,516.15	(239,120.51)	4,002,395.64	2,599,205.87	(1,403,189.77)	2,599,205.87	1,434,450.00
46630KAA4	1,953,316.24	(27,452.89)	1,925,863.35	1,740,643.15	(185,220.20)	1,740,643.15	1,416,365.51
52520MFT5	237,961.35	(69,153.80)	168,807.55	168,807.55	-	168,807.55	238,233.86
525221AW7	921,355.00	(667,600.19)	253,754.81	253,754.83	0.02	253,754.83	281,904.66
525221CD7	559,421.41	439,062.21	998,483.62	716,769.44	(281,714.18)	716,769.44	107,768.85
525221CE5	25,395.30	(11,082.18)	14,313.12	2,210.30	(12,102.82)	2,210.30	29,920.68
525221DV6	(8,775.38)	(12,813.42)	(21,588.80)	6,163.77	27,752.57	6,163.77	120,038.30
525221EN3	17,867,814.42	(1,222,548.02)	16,645,266.40	16,648,455.09	3,188.69	16,648,455.09	6,258,112.24
525221EY9	24,237.30	(18,781.92)	5,455.38	954.24	(4,501.14)	954.24	13,268.11
525221FE2	477.59	13,051.50	13,529.09	7,720.86	(5,808.23)	7,720.86	14,072.47
525221GK7	55,878.89	11,810.83	67,689.72	90.06	(67,599.66)	90.06	5,867.58
525221GM3	4,216,698.22	(243,581.79)	3,973,116.43	3,973,116.43	-	3,973,116.43	2,143,094.71
525221GW1	13,735.93	-	13,735.93	-	(13,735.93)	-	-
525221HA8	31,302,771.71	(3,924,129.91)	27,378,641.80	27,376,530.02	(2,111.78)	27,376,530.02	16,220,806.10
525221HK6	-	8,712.03	8,712.03	1,771.39	(6,940.64)	1,771.39	1,685.89
525221JA6	185,398.14	216,678.63	402,076.77	116,346.84	(285,729.93)	116,346.84	327,869.02
525226AL0	2,041,436.93	(881,883.17)	1,159,553.76	1,055,302.54	(104,251.22)	1,055,302.54	105,672.00
525229AG5	3,305,832.31	(1,374,579.22)	1,931,253.09	1,931,253.09	-	1,931,253.09	1,452,438.93
52522DAZ4	493.42	-	493.42	-	(493.42)	-	-
52522GAQ7	7,948.99	-	7,948.99	-	(7,948.99)	-	-
52524VAG4	16,012,291.61	(703,565.77)	15,308,725.84	14,880,794.38	(427,931.46)	14,880,794.38	8,310,209.38
52524YAF0	15,541,301.08	(1,360,381.05)	14,180,920.03	13,987,390.02	(193,530.01)	13,987,390.02	7,172,764.08
550279AA1	6,274,777.90	(236,352.07)	6,038,425.83	5,719,975.04	(318,450.79)	5,719,975.04	3,305,180.21
55027AAR1	16,288,890.63	(1,244,157.03)	15,044,733.60	14,831,783.35	(212,950.25)	14,831,783.35	8,697,837.47
55027AAU4	7,186,788.15	(614,901.60)	6,571,886.55	6,443,807.17	(128,079.38)	6,443,807.17	2,962,638.41
55027BAA6	20,955,333.39	(2,254,332.44)	18,701,000.95	17,758,278.13	(942,722.82)	17,758,278.13	8,466,012.75
55275NBB6	8,250.00	-	8,250.00	-	(8,250.00)	-	-
56119LAG8	4,723,808.83	(1,877,459.94)	2,846,348.89	1,531,598.40	(1,314,750.49)	1,531,598.40	146,430.00
576429AL8	19,711.56	(11,899.96)	7,811.60	6,301.40	(1,510.20)	6,301.40	32,665.19
576433E44	297,366.84	(76,658.37)	220,708.47	220,708.46	(0.01)	220,708.46	272,937.67
576433G42	10,652,312.45	(163,453.73)	10,488,858.72	10,412,833.49	(76,025.23)	10,412,833.49	5,566,969.49
576433H33	6,372,422.22	(392,290.83)	5,980,131.39	5,972,733.59	(7,397.80)	5,972,733.59	4,252,420.19
576433KG0	611,574.23	409,654.00	1,021,228.23	1,021,228.23	-	1,021,228.23	542,404.20
576433NH5	4,864,250.80	(932,638.83)	3,931,611.97	3,738,615.28	(192,996.69)	3,738,615.28	2,184,145.84
576433RU2	1,564,814.22	1,198,608.89	2,763,423.11	2,311,546.71	(451,876.40)	2,311,546.71	834,300.00
576433SE7	1,210,379.66	779,554.36	1,989,934.02	1,858,572.37	(131,361.65)	1,858,572.37	394,640.00
576433WZ5	2,716,809.47	(27,281.63)	2,689,527.84	2,689,527.83	(0.01)	2,689,527.83	2,741,425.34
576436CV9	721,026.64	(4,537.22)	716,489.42	654,247.18	(62,242.24)	654,247.18	443,794.43
57643AAA8	945,496.45	(82,062.60)	863,433.85	770,147.78	(93,286.07)	770,147.78	561,189.50
57643LMP8	2,789,386.65	(231,738.57)	2,557,648.08	1,993,072.89	(564,575.19)	1,993,072.89	990,090.30
576444AA1	-	(779.65)	(779.65)	(779.62)	0.03	(779.62)	-
589929D62	124,182.59	(54.60)	124,127.99	124,127.89	(0.10)	124,127.89	113,199.46
59020UAA3	258,104.69	(17,427.80)	240,676.89	241,216.22	539.33	241,216.22	258,055.41
59020UHP3	1,052,530.18	(38,769.78)	1,013,760.40	1,013,918.12	157.72	1,013,918.12	1,551,002.30
59020UQ57	3,985,091.88	(179,447.86)	3,805,644.02	3,709,559.79	(96,084.23)	3,709,559.79	1,886,796.00
59020UTL9	1,301,661.36	(250,222.66)	1,051,438.70	1,051,438.71	0.01	1,051,438.71	569,601.48
59020UXN0	988,984.54	(503,824.31)	485,160.23	337,980.13	(147,180.10)	337,980.13	343,243.94
590212AB2	374,387.65	(1,410.69)	372,976.96	283,938.22	(89,038.74)	283,938.22	240,738.19
59023WAG3	95,554.26	(20,280.06)	75,274.20	32,000.47	(43,273.73)	32,000.47	100,682.69

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59024EAD9	$3,325,725.45	$335,633.92	$3,661,359.37	$2,550,410.90	$(1,110,948.47)	$2,550,410.90	$2,626,032.47
59024UAB7	2,032,019.76	(1,128.09)	2,030,891.67	1,744,959.31	(285,932.36)	1,744,959.31	1,492,947.00
59024WAF4	441,002.12	(18,363.18)	422,638.94	422,639.40	0.46	422,639.40	30,981.59
61748HAA9	29,279.95	(72.49)	29,207.46	29,212.42	4.96	29,212.42	26,883.97
61748HRF0	144,755.20	(48,244.69)	96,510.51	12,607.65	(83,902.86)	12,607.65	2,570.55
61749BAB9	945,603.73	(5,384.35)	940,219.38	856,972.03	(83,247.35)	856,972.03	658,881.87
61749BAP8	2,417.08	(1,382.60)	1,034.48	789.67	(244.81)	789.67	2,192.23
61750FAE0	880,066.92	31,010.99	911,077.91	739,608.63	(171,469.28)	739,608.63	504,449.35
61750MAB1	115,988.62	-	115,988.62	106,384.19	(9,604.43)	106,384.19	111,448.07
61750SAB8	1,290,522.75	(5,100.27)	1,285,422.48	1,163,864.67	(121,557.81)	1,163,864.67	1,071,294.30
61751JAQ4	38,767.09	19,560.54	58,327.63	24,575.78	(33,751.85)	24,575.78	47,181.32
617526AE8	476,968.44	(46,120.06)	430,848.38	330,663.44	(100,184.94)	330,663.44	246,923.38
61753KAB2	559,208.71	(774.82)	558,433.89	509,549.80	(48,884.09)	509,549.80	515,564.98
61753VAG7	-	2,766.48	2,766.48	1,369.53	(1,396.95)	1,369.53	2,887.04
61755AAB2	49,506.96	(442.13)	49,064.83	45,196.99	(3,867.84)	45,196.99	38,362.28
61755FAE5	37,534.44	(10,214.31)	27,320.13	13,795.30	(13,524.83)	13,795.30	10,768.38
61757MAB4	3,913,561.13	(835,075.75)	3,078,485.38	2,414,468.28	(664,017.10)	2,414,468.28	2,422,750.88
61915RAX4	2,201,640.30	-	2,201,640.30	1,339,676.66	(861,963.64)	1,339,676.66	1,614,302.59
61915RAZ9	11,829.77	148,828.39	160,658.16	111,861.95	(48,796.21)	111,861.95	33,803.15
61915RBB1	9,308,158.67	(625,806.12)	8,682,352.55	8,387,760.09	(294,592.46)	8,387,760.09	4,986,896.17
61915RBZ8	1,409,159.00	(272,420.17)	1,136,738.83	1,057,232.52	(79,506.31)	1,057,232.52	650,326.10
638728AC9	3,259,817.85	(22,890.34)	3,236,927.51	2,529,371.10	(707,556.41)	2,529,371.10	2,030,692.06
638728AF2	18,561.91	-	18,561.91	-	(18,561.91)	-	-
64352VLH2	2,532,571.71	582,801.90	3,115,373.61	3,115,373.60	(0.01)	3,115,373.60	2,292,240.57
64352VPC9	43,123.92	5,242.88	48,366.80	13,538.07	(34,828.73)	13,538.07	12,812.60
64352VQR5	9,931,486.08	(168,524.05)	9,762,962.03	7,679,198.67	(2,083,763.36)	7,679,198.67	6,518,578.40
65106FAB8	14,263,605.35	(22,735.06)	14,240,870.29	13,367,631.80	(873,238.49)	13,367,631.80	8,862,773.86
65106FAG7	1,190,670.00	30,370.04	1,221,040.04	393,807.29	(827,232.75)	393,807.29	647,670.34
65535VEY0	1,058,364.05	4,609.67	1,062,973.72	1,022,015.53	(40,958.19)	1,022,015.53	656,871.50
65535VLQ9	-	43,484.42	43,484.42	15,910.41	(27,574.01)	15,910.41	75,971.03
65535VPK8	-	20,060.27	20,060.27	2,860.98	(17,199.29)	2,860.98	15,500.08
65535VRH3	6,266,429.36	1,539,821.26	7,806,250.62	6,086,108.40	(1,720,142.22)	6,086,108.40	5,584,866.16
65535VRK6	3,718,965.94	(45,152.89)	3,673,813.05	2,718,914.42	(954,898.63)	2,718,914.42	2,088,268.18
65535VSQ2	(82.52)	84,811.20	84,728.68	15,777.81	(68,950.87)	15,777.81	52,938.73
65535VUS5	3,895,364.92	(14,580.71)	3,880,784.21	2,989,246.58	(891,537.63)	2,989,246.58	2,305,182.59
65537BAG5	135,801.47	27,719.32	163,520.79	66,290.17	(97,230.62)	66,290.17	186,827.55
65538DAA3	5,312,827.99	(755,452.40)	4,557,375.59	3,758,835.27	(798,540.32)	3,758,835.27	2,743,517.21
66987WDE4	5,847,704.72	(1,907,696.14)	3,940,008.58	2,625,510.75	(1,314,497.83)	2,625,510.75	1,321,874.39
669884AF5	377,184.51	(320,129.01)	57,055.50	19,285.80	(37,769.70)	19,285.80	65,026.50
68383NCA9	29,122,184.77	(24,362.21)	29,097,822.56	28,077,470.17	(1,020,352.39)	28,077,470.17	19,464,924.60
68383NCD3	3,010,524.84	-	3,010,524.84	2,886,447.36	(124,077.48)	2,886,447.36	1,195,500.00
68383NCU5	11,502,942.75	-	11,502,942.75	11,278,190.80	(224,751.95)	11,278,190.80	6,778,459.97
68383NDT7	11,271,205.77	(896,796.33)	10,374,409.44	10,376,195.82	1,786.38	10,376,195.82	5,667,672.20
68383NDW0	3,597,142.89	1,966,825.58	5,563,968.47	5,563,968.48	0.01	5,563,968.48	1,438,805.68
68402CAC8	1,129,570.54	-	1,129,570.54	904,070.48	(225,500.06)	904,070.48	925,975.69
69121PDE0	465,476.34	(30,222.18)	435,254.16	371,270.34	(63,983.82)	371,270.34	362,639.76
69121PDX8	978,111.40	(12,463.44)	965,647.96	761,663.20	(203,984.76)	761,663.20	686,172.00
70069FHV2	1,768,763.27	2,237,789.96	4,006,553.23	4,006,553.22	(0.01)	4,006,553.22	791,420.34
74348UAL3	529,251.03	8,700,000.00	9,229,251.03	9,229,251.03	-	9,229,251.03	5,297,590.09
74919VAB2	10,652,302.68	(993,121.20)	9,659,181.48	9,313,276.32	(345,905.16)	9,313,276.32	7,593,689.89
74922MAB7	9,687,128.57	4,175,428.12	13,862,556.69	13,005,303.38	(857,253.31)	13,005,303.38	7,543,029.69
74922MAC5	2,092,990.54	(291,002.72)	1,801,987.82	1,711,344.62	(90,643.20)	1,711,344.62	1,034,273.47
74923PAJ2	1,571.45	2,853.35	4,424.80	1,660.00	(2,764.80)	1,660.00	1,630.90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
74923PAK9	$(391.02)	$327.62	$(63.40)	$124.63	$188.03	$124.63	$127.17
74923PAL7	1,971.91	-	1,971.91	-	(1,971.91)	-	-
74924UAB7	14,266,741.14	(505,253.85)	13,761,487.29	13,569,897.78	(191,589.51)	13,569,897.78	12,126,297.16
74924XAD7	1,426,249.05	659,240.86	2,085,489.91	376,108.88	(1,709,381.03)	376,108.88	615,410.40
74924YAH6	26,957.81	855.91	27,813.72	18,269.99	(9,543.73)	18,269.99	17,436.02
74927WAM6	228,730.11	71,175.90	299,906.01	299,674.84	(231.17)	299,674.84	374,845.91
74927XAM4	428,321.08	482,092.88	910,413.96	321,910.50	(588,503.46)	321,910.50	685,678.07
74951PBT4	3,922,041.69	2,299,991.33	6,222,033.02	6,219,225.65	(2,807.37)	6,219,225.65	2,601,017.16
74951PBV9	894,714.17	506,127.46	1,400,841.63	1,400,234.30	(607.33)	1,400,234.30	481,894.24
75114GAC3	27,542,226.82	(1,593,933.88)	25,948,292.94	25,436,827.09	(511,465.85)	25,436,827.09	13,131,451.01
75114HAD9	26,156,641.02	(2,290,774.73)	23,865,866.29	23,209,196.24	(656,670.05)	23,209,196.24	12,420,778.06
75114HAK3	4,345,090.29	1,332,818.60	5,677,908.89	5,187,537.40	(490,371.49)	5,187,537.40	1,375,305.50
75114NAA2	17,619,327.37	(271,141.83)	17,348,185.54	13,233,122.05	(4,115,063.49)	13,233,122.05	11,049,903.55
75114NAB0	4,294,512.68	1,986,378.35	6,280,891.03	4,812,858.48	(1,468,032.55)	4,812,858.48	2,639,323.22
75156XAC5	1,692,681.48	(66,097.69)	1,626,583.79	1,406,146.85	(220,436.94)	1,406,146.85	390,224.99
75405KAG3	72,207.00	(33,520.50)	38,686.50	16,425.07	(22,261.43)	16,425.07	82,599.00
75406AAB5	8,895,403.76	(112,039.39)	8,783,364.37	8,534,745.54	(248,618.83)	8,534,745.54	6,409,197.82
75970JAL0	53,512.83	58,314.15	111,826.98	61,163.35	(50,663.63)	61,163.35	92,482.25
75971EAK2	257,595.69	(43,454.93)	214,140.76	101,429.40	(112,711.36)	101,429.40	265,536.27
760985U33	395,180.18	227,220.37	622,400.55	622,400.56	0.01	622,400.56	207,422.66
76110GG62	6,213,713.75	(73,638.66)	6,140,075.09	6,140,075.09	-	6,140,075.09	4,833,180.01
76110GG70	2,369,630.97	(225,691.40)	2,143,939.57	2,144,577.08	637.51	2,144,577.08	1,868,499.55
76110GJ85	3,997,112.98	(76,580.43)	3,920,532.55	3,920,532.57	0.02	3,920,532.57	3,421,042.45
76110GTL5	1,562,861.26	(79,616.47)	1,483,244.79	1,483,244.80	0.01	1,483,244.80	1,574,472.15
76110GZQ7	8,594,656.44	(93,127.26)	8,501,529.18	8,501,529.19	0.01	8,501,529.19	7,490,061.37
76110GZR5	3,073,642.49	(28,507.28)	3,045,135.21	3,045,637.00	501.79	3,045,637.00	2,766,575.59
76110H4M8	395,265.68	(3,107.15)	392,158.53	334,099.27	(58,059.26)	334,099.27	213,990.49
76110H4Q9	563,487.10	(86,553.64)	476,933.46	476,939.06	5.60	476,939.06	548,700.17
76110H5C9	1,054,092.13	(435,732.14)	618,359.99	314,578.84	(303,781.15)	314,578.84	230,605.76
76110H5D7	30,845.67	-	30,845.67	7,611.74	(23,233.93)	7,611.74	22,307.81
76110HKX6	5,323,061.55	2,813,000.16	8,136,061.71	8,135,654.13	(407.58)	8,135,654.13	5,455,081.97
76110HKY4	703,854.76	625,157.79	1,329,012.55	1,328,923.64	(88.91)	1,328,923.64	636,456.27
76110W4J2	24,575.12	1,138.47	25,713.59	9,281.19	(16,432.40)	9,281.19	11,360.80
76110W6M3	2,284,782.03	774,236.30	3,059,018.33	3,059,018.34	0.01	3,059,018.34	918,960.00
761118FM5	13,209,885.72	-	13,209,885.72	12,296,474.43	(913,411.29)	12,296,474.43	8,438,914.81
761118FQ6	58,397.92	(29,610.73)	28,787.19	6,871.76	(21,915.43)	6,871.76	36,361.08
761118KU1	9,725,160.09	-	9,725,160.09	8,846,793.13	(878,366.96)	8,846,793.13	5,189,883.97
761118LA4	53,796.11	36,697.64	90,493.75	90,493.51	(0.24)	90,493.51	56,162.22
761118NN4	13,169,053.72	(694,418.44)	12,474,635.28	12,175,403.88	(299,231.40)	12,175,403.88	7,067,863.87
761118RJ9	707,298.45	(65,944.35)	641,354.10	621,028.28	(20,325.82)	621,028.28	309,807.20
761118RM2	28,918,638.87	(2,753,099.13)	26,165,539.74	25,698,060.79	(467,478.95)	25,698,060.79	13,624,706.80
761118WE4	204.00	-	204.00	-	(204.00)	-	-
761118WP9	18,769,710.39	(1,200,907.10)	17,568,803.29	15,649,047.44	(1,919,755.85)	15,649,047.44	10,974,279.58
761118WS3	3,842.84	4,366.40	8,209.24	1,319.66	(6,889.58)	1,319.66	2,850.76
76112B4M9	2,906,247.24	(166,746.10)	2,739,501.14	2,639,861.63	(99,639.51)	2,639,861.63	1,706,190.19
76112BE48	1,553,562.99	327,594.16	1,881,157.15	1,878,001.27	(3,155.88)	1,878,001.27	1,468,690.76
76112BK66	29,668.14	1,031.12	30,699.26	11,985.79	(18,713.47)	11,985.79	14,717.40
76112BLZ1	648,509.15	2,256,347.73	2,904,856.88	2,904,856.89	0.01	2,904,856.89	1,032,365.44
76112BN55	62,581.52	(11,597.30)	50,984.22	24,080.01	(26,904.21)	24,080.01	19,886.20
76113ABJ9	1,991,058.20	(276,091.76)	1,714,966.44	1,388,640.81	(326,325.63)	1,388,640.81	603,031.78
76114GAL1	93,832.60	(7,899.88)	85,932.72	721.66	(85,211.06)	721.66	4,979.56
783422BF4	174,947.30	1,825,052.70	2,000,000.00	2,000,000.00	-	2,000,000.00	999,258.10
78402TAD8	658,267.91	531,732.09	1,190,000.00	1,190,000.00	-	1,190,000.00	464,357.04

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
79549AFV6	$2,580,012.65	$-	$2,580,012.65	$2,284,534.58	$(295,478.07)	$2,284,534.58	$2,427,035.27
79549ASN0	290,908.06	115,910.09	406,818.15	405,371.50	(1,446.65)	405,371.50	262,566.48
79549AYA1	824,602.79	1,044,459.34	1,869,062.13	1,868,017.15	(1,044.98)	1,868,017.15	792,099.16
79549AYB9	28,499.74	215,284.78	243,784.52	244,317.00	532.48	244,317.00	98,140.79
805564RM5	2,956,499.58	738,544.07	3,695,043.65	3,695,043.66	0.01	3,695,043.66	2,089,243.83
80557BAC8	10,329,035.81	(158,347.64)	10,170,688.17	6,848,378.81	(3,322,309.36)	6,848,378.81	3,576,155.00
81377EAA2	355,927.50	-	355,927.50	259,115.01	(96,812.49)	259,115.01	197,339.38
81378EAA1	5,847,745.73	(48,743.39)	5,799,002.34	5,274,918.91	(524,083.43)	5,274,918.91	3,857,117.38
81379EAA0	738,805.66	(9,289.36)	729,516.30	689,403.90	(40,112.40)	689,403.90	535,867.62
81744DAD4	531,092.00	(372,715.11)	158,376.89	42,137.90	(116,238.99)	42,137.90	486,634.11
81744FJH1	373,163.99	(24,840.39)	348,323.60	348,585.43	261.83	348,585.43	193,051.98
81879MAX7	92,102.98	15,742.14	107,845.12	52,295.44	(55,549.68)	52,295.44	51,926.45
83612LAK5	3,923.58	-	3,923.58	-	(3,923.58)	-	-
84751PAA7	26,471.20	8,451.75	34,922.95	34,922.95	-	34,922.95	19,221.73
84752CAE7	2,585,715.86	(340,501.89)	2,245,213.97	1,739,762.41	(505,451.56)	1,739,762.41	744,068.89
8635722A0	304,298.96	-	304,298.96	258,947.73	(45,351.23)	258,947.73	215,387.01
863579DV7	1,592,934.73	(60,524.79)	1,532,409.94	1,094,361.06	(438,048.88)	1,094,361.06	177,264.90
863579DX3	166,572.65	34,636.60	201,209.25	148,056.44	(53,152.81)	148,056.44	94,283.24
863579GG7	165,415.67	661.88	166,077.55	166,077.40	(0.15)	166,077.40	141,003.15
863579GJ1	43,155.23	(22,724.27)	20,430.96	20,427.02	(3.94)	20,427.02	13,129.20
863579HM3	461,311.52	(367,802.35)	93,509.17	43,126.70	(50,382.47)	43,126.70	64,979.90
863579RE0	131,829.76	(115,383.13)	16,446.63	16,451.61	4.98	16,451.61	134,865.14
863579TU2	635,560.85	(532,661.09)	102,899.76	102,915.02	15.26	102,915.02	382,873.84
863579YR3	10,523,482.58	(90,438.93)	10,433,043.65	10,190,246.57	(242,797.08)	10,190,246.57	6,603,915.23
863579Z43	16,445.38	103,950.79	120,396.17	52,730.84	(67,665.33)	52,730.84	91,301.91
86358BAH5	32,690.46	(255.56)	32,434.90	11,444.36	(20,990.54)	11,444.36	14,153.86
86358EQJ8	4,145,569.20	(574,825.80)	3,570,743.40	3,206,369.81	(364,373.59)	3,206,369.81	806,857.32
86358HQW2	325,850.39	(266,556.53)	59,293.86	59,293.86	-	59,293.86	329,714.28
86358R3Q8	1,082,031.97	424,084.89	1,506,116.86	1,506,092.48	(24.38)	1,506,092.48	930,488.90
86358RE86	13,459.26	3,776.02	17,235.28	17,216.29	(18.99)	17,216.29	2,836.68
86358RL88	264,667.76	(34,909.91)	229,757.85	229,757.85	-	229,757.85	150,003.40
86358RLG0	385,111.34	49,705.21	434,816.55	434,784.64	(31.91)	434,784.64	271,022.08
86358RUL9	84,181.97	(56,749.75)	27,432.22	27,434.38	2.16	27,434.38	56,179.85
86358RUR6	101,135.94	206,388.52	307,524.46	307,529.13	4.67	307,529.13	56,947.29
86359ACC5	1,007,756.60	(196,483.91)	811,272.69	811,272.69	-	811,272.69	506,809.18
86359ACD3	843,958.00	(97,849.94)	746,108.06	745,811.91	(296.15)	745,811.91	612,335.68
86359ACE1	345,722.05	(27,506.90)	318,215.15	207,040.75	(111,174.40)	207,040.75	153,830.09
86359ACG6	76,697.26	(48,332.07)	28,365.19	28,188.04	(177.15)	28,188.04	67,311.50
86359AEH2	158,362.19	73,106.77	231,468.96	231,161.45	(307.51)	231,161.45	30,581.08
86359AHD8	420,482.44	108,278.11	528,760.55	528,489.82	(270.73)	528,489.82	364,521.10
86359AVY6	723,277.78	(3,382.42)	719,895.36	719,895.36	-	719,895.36	342,404.38
86359B7K1	213,076.55	(21,837.31)	191,239.24	187,908.19	(3,331.05)	187,908.19	154,961.35
86359BCV1	1,070,239.86	(127,934.45)	942,305.41	943,268.90	963.49	943,268.90	613,162.68
86359BKF7	1,227,093.53	428,166.70	1,655,260.23	1,658,397.70	3,137.47	1,658,397.70	2,231,220.18
86359BLB5	1,732,358.74	(30,744.46)	1,701,614.28	1,702,757.96	1,143.68	1,702,757.96	1,458,676.48
86359BLQ2	2,648,861.80	990,587.67	3,639,449.47	3,643,248.65	3,799.18	3,643,248.65	5,778,105.17
86359BLS8	116,441.18	62,462.37	178,903.55	110,076.13	(68,827.42)	110,076.13	96,817.83
86359BU82	290,663.85	(87,421.09)	203,242.76	80,989.75	(122,253.01)	80,989.75	151,103.21
86359DUV7	179,245.29	(49,349.89)	129,895.40	100,228.40	(29,667.00)	100,228.40	135,607.50
86359DXD4	294,266.16	(226,143.96)	68,122.20	68,122.20	-	68,122.20	63,993.01
86359LRC5	384,170.49	(257,490.29)	126,680.20	126,661.96	(18.24)	126,661.96	346,786.86
86359LRW1	28,679,892.40	(1,510,541.26)	27,169,351.14	26,475,123.11	(694,228.03)	26,475,123.11	15,136,386.82
86359LSM2	2,030,257.81	(81,453.31)	1,948,804.50	1,816,551.68	(132,252.82)	1,816,551.68	1,064,313.36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86360JAA9	$14,543,741.26	$(532,562.71)	$14,011,178.55	$13,930,147.54	$(81,031.01)	$13,930,147.54	$8,109,614.85
86360JAE1	12,649,846.35	(761,646.33)	11,888,200.02	11,813,112.90	(75,087.12)	11,813,112.90	6,503,599.28
86360JAN1	5,595,458.98	(379,004.23)	5,216,454.75	5,147,847.78	(68,606.97)	5,147,847.78	2,625,609.16
86360KAF5	46,798,820.18	(2,955,673.08)	43,843,147.10	41,980,382.44	(1,862,764.66)	41,980,382.44	24,515,561.95
86360NAS1	1,233,351.06	810,834.20	2,044,185.26	318.15	(2,043,867.11)	318.15	1,666,540.94
86360PAD9	83,766.14	(4,763.24)	79,002.90	67,324.16	(11,678.74)	67,324.16	33,421.56
86360UAF3	5,521,288.04	(305,067.73)	5,216,220.31	5,102,465.72	(113,754.59)	5,102,465.72	2,864,885.94
86361EAM3	17,440.33	-	17,440.33	5,713.02	(11,727.31)	5,713.02	10,628.07
86361EAP6	9,042.00	-	9,042.00	3,046.79	(5,995.21)	3,046.79	8,085.00
86361EAQ4	-	2,346.27	2,346.27	655.03	(1,691.24)	655.03	2,523.50
86361HAA2	17,428,577.52	(684,001.96)	16,744,575.56	16,272,295.53	(472,280.03)	16,272,295.53	11,183,221.05
86361HAB0	11,651,742.66	(711,528.52)	10,940,214.14	10,943,104.96	2,890.82	10,943,104.96	7,842,308.99
86361HAZ7	-	9,594.00	9,594.00	3,464.37	(6,129.63)	3,464.37	39,630.00
86361HBA1	6,110.00	(3,826.40)	2,283.60	1,615.57	(668.03)	1,615.57	15,080.00
86362HAA1	14,588,619.53	(1,066,556.23)	13,522,063.30	12,561,288.69	(960,774.61)	12,561,288.69	7,147,203.91
86362HAH6	5,829.67	(3,177.69)	2,651.98	296.68	(2,355.30)	296.68	5,229.45
86362PAD7	253,545.94	(27,191.50)	226,354.44	122,110.19	(104,244.25)	122,110.19	71,430.42
86362XAV0	1,451.32	(1,120.95)	330.37	157.21	(173.16)	157.21	1,408.40
86363DAA9	13,760,475.45	(607,499.93)	13,152,975.52	12,694,054.56	(458,920.96)	12,694,054.56	7,142,217.23
86363HAB8	6,376,543.00	(237,447.51)	6,139,095.49	5,565,177.12	(573,918.37)	5,565,177.12	4,530,229.01
86363MAB7	5,202,696.47	(778,973.65)	4,423,722.82	3,978,852.21	(444,870.61)	3,978,852.21	2,186,856.00
86789MAP2	847,733.08	(457,943.46)	389,789.62	242,367.80	(147,421.82)	242,367.80	358,044.59
86800RAL5	1,972.56	-	1,972.56	-	(1,972.56)	-	-
872224AD2	20,349,000.00	-	20,349,000.00	19,360,265.50	(988,734.50)	19,360,265.50	9,799,142.34
872224AK6	119,332.16	(36,863.87)	82,468.29	28,832.86	(53,635.43)	28,832.86	124,089.68
872224AL4	40,816.07	(15,155.23)	25,660.84	25,660.84	-	25,660.84	43,894.13
872225AL1	93,706.50	(20,398.07)	73,308.43	73,308.44	0.01	73,308.44	230,995.55
872225AN7	30,641.99	(5,311.42)	25,330.57	25,330.58	0.01	25,330.58	98,001.41
872225AP2	22,599.87	219.29	22,819.16	22,819.15	(0.01)	22,819.15	92,891.37
872227AE3	8,031,420.99	(2,572,709.22)	5,458,711.77	5,313,561.29	(145,150.48)	5,313,561.29	3,957,824.24
872227AM5	181,133.95	(72,466.01)	108,667.94	36,583.13	(72,084.81)	36,583.13	177,935.23
87222EAJ7	31,009.62	24,043.08	55,052.70	13,908.37	(41,144.33)	13,908.37	73,001.72
87222PAN3	38,080.84	(17,273.04)	20,807.80	200.00	(20,607.80)	200.00	143,389.20
88156UAW0	-	45,750.00	45,750.00	45,750.00	-	45,750.00	30,500.00
88157QAL2	1,421,102.70	(457,898.05)	963,204.65	963,204.69	0.04	963,204.69	1,138,231.57
885220FS7	9,844,604.42	-	9,844,604.42	9,832,724.56	(11,879.86)	9,832,724.56	7,823,585.17
89789KAC9	30,127.35	(764.85)	29,362.50	11,270.83	(18,091.67)	11,270.83	27,000.00
92719UAM4	236,222.89	-	236,222.89	25,074.93	(211,147.96)	25,074.93	70,654.57
929227ZF6	52,265.55	(3,165.49)	49,100.06	49,100.06	-	49,100.06	124,067.66
92922F4M7	5,344,586.68	(19,929.97)	5,324,656.71	5,324,656.71	-	5,324,656.71	2,886,624.09
92922F5T1	9,171,169.14	(78,835.36)	9,092,333.78	9,092,333.78	-	9,092,333.78	5,914,578.69
92922F6E3	385,454.75	(77,583.33)	307,871.42	307,871.43	0.01	307,871.43	325,577.47
92922F7A0	2,238,246.59	-	2,238,246.59	1,699,451.30	(538,795.29)	1,699,451.30	1,020,525.22
92922F7Q5	12,554,648.32	(253,583.51)	12,301,064.81	12,300,269.04	(795.77)	12,300,269.04	6,680,797.65
92922FB72	1,559,125.74	-	1,559,125.74	1,554,057.51	(5,068.23)	1,554,057.51	937,789.79
92922FNW4	1,660,454.29	(123,016.17)	1,537,438.12	1,537,438.12	-	1,537,438.12	1,051,794.32
92922FQ76	789,417.30	(75,348.83)	714,068.47	494,472.77	(219,595.70)	494,472.77	288,547.16
92922FTJ7	1,833,244.40	(49,499.34)	1,783,745.06	1,756,138.52	(27,606.54)	1,756,138.52	1,176,690.61
92922FW61	2,327,563.81	(346,606.29)	1,980,957.52	1,873,062.99	(107,894.53)	1,873,062.99	1,192,605.33
92922FWU8	5,183,643.59	-	5,183,643.59	5,101,570.58	(82,073.01)	5,101,570.58	2,713,875.21
92922FZF8	11,146,213.55	(41,378.71)	11,104,834.84	11,104,834.84	-	11,104,834.84	7,900,401.88
92925CBB7	5,531,172.53	(24,538.49)	5,506,634.04	5,505,277.92	(1,356.12)	5,505,277.92	3,213,112.92
92926SAB2	58,318.93	(922.61)	57,396.32	50,378.73	(7,017.59)	50,378.73	38,707.45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92926SAE6	$3,786,053.39	$144,000.25	$3,930,053.64	$3,107,030.73	$(823,022.91)	$3,107,030.73	$2,680,808.31
92977YAY7	2,719,007.55	414,130.93	3,133,138.48	2,868,059.48	(265,079.00)	2,868,059.48	94,172.41
92978EAA2	1,890,306.44	-	1,890,306.44	1,656,110.40	(234,196.04)	1,656,110.40	1,482,263.15
93363CAF6	715,176.15	-	715,176.15	676,140.30	(39,035.85)	676,140.30	683,550.19
9393363A9	627,474.62	-	627,474.62	529,631.30	(97,843.32)	529,631.30	489,247.67
9393365V1	2,586,237.08	(269,112.39)	2,317,124.69	2,293,666.96	(23,457.73)	2,293,666.96	1,822,659.77
939336PT4	391,940.06	(122,328.61)	269,611.45	269,620.10	8.65	269,620.10	210,258.96
939336U35	1,970,462.37	(76,525.93)	1,893,936.44	1,893,979.36	42.92	1,893,979.36	1,738,382.89
93934FHC9	12,194,405.07	(1,040,681.96)	11,153,723.11	11,079,857.85	(73,865.26)	11,079,857.85	6,594,274.54
93934FHK1	125,978.62	(89,806.95)	36,171.67	36,171.66	(0.01)	36,171.66	150,363.33
93934FHL9	113.36	(761.93)	(648.57)	379.14	1,027.71	379.14	1,287.75
93934FJQ6	23,928,084.11	(2,524,843.98)	21,403,240.13	21,112,966.43	(290,273.70)	21,112,966.43	11,840,531.31
93934FMJ8	320,639.91	384,301.34	704,941.25	309,537.78	(395,403.47)	309,537.78	619,871.43
93934XAB9	2,779,422.93	(37,957.41)	2,741,465.52	2,365,617.00	(375,848.52)	2,365,617.00	2,147,559.47
93935AAE2	538,344.76	322,155.31	860,500.07	778,895.46	(81,604.61)	778,895.46	722,756.73
93935GAJ8	204,824.70	(20,348.81)	184,475.89	184,475.85	(0.04)	184,475.85	400,667.47
93935LAG3	352,542.75	195,529.97	548,072.72	380,550.36	(167,522.36)	380,550.36	256,255.23
93935WAP9	3,734.16	(1,009.22)	2,724.94	558.78	(2,166.16)	558.78	749.62
93935WAQ7	213.83	-	213.83	-	(213.83)	-	-
93936JAM4	344,464.75	76,650.92	421,115.67	15,796.16	(405,319.51)	15,796.16	158,641.85
941034AD2	257,293.51	(84,240.51)	173,053.00	173,053.00	-	173,053.00	225,090.30
941574AG0	7,340,873.94	(1,616,039.00)	5,724,834.94	5,222,700.00	(502,134.94)	5,222,700.00	450,000.00
9497EVAF2	18,903.75	12,699.04	31,602.79	18,528.82	(13,073.97)	18,528.82	24,886.44
94980MAB4	51,701.22	-	51,701.22	-	(51,701.22)	-	-
94981PAG5	802,955.86	1,280,654.46	2,083,610.32	1,993,300.87	(90,309.45)	1,993,300.87	368,612.09
94981VAX5	1,188,385.23	(3,379.86)	1,185,005.37	1,185,005.37	-	1,185,005.37	1,167,253.01
94983CAJ6	22,596,075.06	(3,685.55)	22,592,389.51	22,592,389.52	0.01	22,592,389.52	19,042,096.00
94983TAE0	13,778,384.20	(9,809.29)	13,768,574.91	13,768,647.54	72.63	13,768,647.54	11,891,147.08
94983VAC9	10,613,691.73	(1,094,464.14)	9,519,227.59	9,528,559.05	9,331.46	9,528,559.05	7,833,355.09
94985JAG5	19,506,806.93	(924,368.23)	18,582,438.70	18,456,891.56	(125,547.14)	18,456,891.56	12,376,584.08
984582AA4	6,248,076.68	(378,282.85)	5,869,793.83	4,767,458.80	(1,102,335.03)	4,767,458.80	4,272,181.96
984582AB2	102,579.32	(33,344.79)	69,234.53	16,425.16	(52,809.37)	16,425.16	100,679.29
L26479NN8	2,022,238.45	(518,182.51)	1,504,055.94	1,237,993.81	(266,062.13)	1,237,993.81	1,441,266.57
L26480MN7	1,956,398.74	(1,294,652.03)	661,746.71	887,037.64	225,290.93	887,037.64	348,503.40
N2874AAB7	7,848,850.24	(3,145,633.23)	4,703,217.01	5,052,572.40	349,355.39	5,052,572.40	1,053,648.00
Totals	$2,953,442,689.02	$(106,853,708.32)	$2,846,588,980.70	$2,700,948,264.43	$(145,640,716.27)	$2,700,948,264.43	$1,692,409,639.54

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2012

Statements of Operations and Changes in Net Assets for the years ended December 31, 2012 and 2011

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2012 and 2011

Statutory Statements of Income for the years ended December 31, 2012, 2011, and 2010

Statutory Statements of Changes in Surplus for the years ended December 31, 2012, 2011, and 2010

Statutory Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039, filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed in April 2009.

Exhibit 4	Form of Individual Annuity Contract, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112626, filed on July 29, 2004.

Form of Contract Schedule, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-112626, filed on October 1, 2009.

Form of Guaranteed Minimum Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-112626, filed on June 1, 2007.

Form of Guaranteed Minimum Withdrawal Benefit Rider, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-112626, filed in October 2007.

Form of Lifetime Income Rider, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-112626, filed on October 1, 2009.

9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Guaranteed Minimum Income Benefit Rider; Unisex Annuity Rates Rider, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-112626, filed on August 19, 2008.

Guaranteed Minimum Income Benefit Rider Endorsements, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-109620, filed on September 18, 2012.

Exhibit 5	Form of Individual Annuity Application, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-112626, filed on October 1, 2009.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.

(ii) Copy of the Bylaws of the Company, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

AIM Variable Insurance Funds, Inc. Participation Agreement dated as of April 30, 2004 with revised Schedule A as of July 6, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

AIM Variable Insurance Funds, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Fidelity Variable Insurance Products Fund II Participation Agreement dated May 1, 1998, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Variable Insurance Products Fund II Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective April 15, 2001 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective June 30, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Summary Prospectus Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

ING Variable Products Trust Participation Agreement, incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement No. 033-73140, filed on April 27, 2007.

ING Variable Products Trust Amendment dated as of May 28, 2007 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated as of April 3, 2008 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated September 6, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

ING Amendment effective May 27, 2010 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Ivy Funds Variable Insurance Portfolios Participation Agreement dated as of October 25, 2012, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-109620, filed in April 2013.

Ivy Funds Variable Insurance Portfolios First Amendment dated January 18, 2013 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-109620, filed in April 2013.

MML Series Investment Fund Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement No. 002-39334, filed on August 22, 2007.

MML Series Investment Fund First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 002-39334, filed in March 2013.

MML Series Investment Fund II Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-122804, filed on April 30, 2008.

MML Series Investment Fund II First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund II Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund II Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

MML Series Investment Fund II Sixth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed in March 2013.

MML Series Investment Fund II Seventh Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed in March 2013.

Oppenheimer Variable Account Funds Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Oppenheimer Variable Account Funds Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Oppenheimer Variable Account Funds Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Oppenheimer Variable Account Funds Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

Panorama Series Fund, Inc. Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Panorama Series Fund, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Panorama Series Fund, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Panorama Series Fund, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Participation Agreement dated as of April 21, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Variable Insurance Trust Termination, New Agreements and Amendments (11/10/2010), incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

PIMCO Amendment effective as of May 1, 2011 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012.

(b) Rule 22c-2 Agreements for:

Ivy Funds Variable Insurance Portfolios, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-109620, filed in April 2013.

Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007 for:

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-112626, filed in April 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney
Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-45039, filed in April 2013 for:
Laura J. Sen

Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed in April 2012 for:
Cristóbal I. Conde Gregory Deavens H. Todd Stitzer Thomas C. Barry

 Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed in

 April 2010 for:

 Roger W. Crandall

 Michael T. Rollings

 Kathleen A. Corbet

 James H. DeGraffenreidt, Jr.

 Patricia Diaz Dennis

 Robert A. Essner

 Raymond W. LeBoeuf

 Cathy E. Minehan

 Marc F. Racicot

 William T. Spitz

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	None.

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716

Cristóbal I. Conde, Director 255 E. 74th St., Apt. PH2 New York, NY 10021	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Laura J. Sen, Director 90 Babcock Street Brookline, MA 02446

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275
Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236 Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street B101

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Melvin Corbett, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Elizabeth Chicares, Executive Vice President & Chief Enterprise Risk Officer

1295 State Street

Springfield, MA 01111

Douglas Russell, Senior Vice President 1295 State Street Springfield, MA 01111	Susan Cicco, Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Item 26 in Post-Effective Amendment No. 18 to Registration Statement No. 333-45039, filed in April 2013.

Item 27. Number Of Contract Owners

As of February 20, 2013, the number of contract owners was 53,105.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, LLC (“MMLIS”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLIS serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select-Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts/policies that utilize the following registered separate accounts of the Hartford Insurance Company:

Hartford Life Insurance Company – Separate Account Two

Hartford Life Insurance Company – Separate Account Two (DC Variable Account I)

Hartford Life Insurance Company – Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company – Separate Account Two (QP Variable Account)

Hartford Life Insurance Company – Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company – Separate Account Eleven

Hartford Life Insurance Company – Separate Account Twelve

(b) MML Distributors, LLC and MML Investors Services, LLC are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, LLC:

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer and President	1295 State Street Springfield, MA 01111-0001

Nathan Hall	Chief Financial Officer and Treasurer	1295 State Street Springfield, MA 01111-0001

Michael Fanning	Member Representative Insurance Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	1295 State Street Springfield, MA 01111-0001

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	1295 State Street Springfield, MA 01111-0001

Donna Watson	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	100 Bright Meadow Blvd. Enfield, CT 06082

Todd Cyboron	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

H. Bradford Hoffman	Chief Risk Officer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President	1295 State Street Springfield, MA 01111-0001

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Richard Zayicek	Vice President	200 Cape Cod Way Moorseville, NC 28117

Mario Morton	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fanning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Agency Field Force Supervisor, Board Member	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*

Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Todd Cyboron	Chief Technology Officer	*

Christine Frederick	Chief Compliance Officer	*

Susan Scanlon	Deputy Chief Compliance Officer	*

AML Compliance Officer

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President,	*

Kenneth M. Rickson	Field Risk Officer, Agency Vice President	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Vice President	*

Mathew Verdi	Assistant Vice President	*

Mary S. Block	Vice President and Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

Joseph Sparacio	Agency Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262

Michael St. Clair	Agency Vice President	*

Richard Bourgeois	Vice President	*

Francine Reipold	Vice President	*

Mario Morton	Assistant Vice President and Regional Manager	*

Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*

Elaine Gruet	Assistant Vice President	*

Michael Rollings	Board Member	*

Elizabeth Ward Chicares	Board Member	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 22 to Registration Statement No. 333-112626 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 22, 2013.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (Registrant) MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 22, 2013
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 22, 2013

GREGORY DEAVENS* Gregory Deavens	Controller (principal accounting officer)	April 22, 2013

THOMAS C. BARRY* Thomas C. Barry	Director	April 22, 2013

CRISTÓBAL I. CONDE* Cristóbal I. Conde	Director	April 22, 2013

KATHLEEN A. CORBET* Kathleen A. Corbet	Director	April 22, 2013

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 22, 2013

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 22, 2013

ROBERT ESSNER* Robert Essner	Director	April 22, 2013

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 22, 2013

CATHY E. MINEHAN*	Director	April 22, 2013
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 22, 2013

LAURA J. SEN* Laura J. Sen	Director	April 22, 2013

WILLIAM T. SPITZ* William T. Spitz	Director	April 22, 2013

H. TODD STITZER* H. Todd Stitzer	Director	April 22, 2013

/S/ John E. Deitelbaum		April 22, 2013
*John E. Deitelbaum
As Attorney-in-Fact Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP